As filed with the SEC on January 4, 2013.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04556

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771

(Name and Address of Agent for Service)

Date of fiscal year end: October 31

Date of reporting period: November 1, 2011- October 31, 2012

Item 1: Report(s) to Shareholders. The Annual Report is attached.

Fund of Funds

Annual Report

October 31, 2012

www.transamericainvestments.com

Customer Service 1-888-233-4339

P.O. Box 9012 • Clearwater, FL 33758-9012

Distributor: Transamerica Capital, Inc.

Dear Fellow Shareholder,

On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial adviser in the future. We value the trust you have placed in us.

This annual report is provided to you with the intent of presenting a comprehensive review of the investments of each of your funds. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders, and we believe this report to be an important part of the investment process. In addition to providing a comprehensive review, this report also provides a discussion of accounting policies as well as matters presented to shareholders that may have required their vote.

We believe it is important to understand market conditions over the last year in order to provide a context for reading this report. One year ago, fears that a sovereign default or a large bank failure in Europe would precipitate a global crisis had driven U.S. and many international markets down. In late 2011, the European Central Bank responded by making unlimited loans available to European banks, which used this money to honor deposits and to purchase sovereign bonds. Market fears subsided and global economies improved modestly, helping markets to rally strongly throughout the first three months of 2012.

Then, in early spring, positive economic trends in both the United States and abroad faded, causing most equity markets to dip from their March 2012 highs. The onset of summer brought resurgence in both U.S. economics and markets and, at the same time, economic weakness in Europe and Asia moderated. These events, combined with additional easing by global central banks, helped to drive most international equities higher through the end of summer. In September, unlimited quantitative easing was announced by the Federal Reserve which pushed U.S. markets to their highs for the year. In October, disappointing corporate earnings caused U.S. markets to retreat modestly, leaving the Standard & Poor’s 500® Index up 15.21% for the year ended October 31, 2012. During this same period, the Morgan Stanley Capital International—Europe, Australasia, Far East Index (“MSCI-EAFE”), a measure of international stock returns, gained 5.15% and the Barclays U.S. Aggregate Bond Index gained 5.25%. Please keep in mind it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial adviser is a key resource to help you build a complete picture of your current and future financial needs. Financial advisers are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial adviser, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance.

Please contact your financial adviser if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Thomas A. Swank President & Chief Executive Officer Transamerica Funds	Christopher A. Staples Vice President & Chief Investment Officer Transamerica Funds

The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.

Transamerica Asset Allocation—Conservative Portfolio

(unaudited)

MARKET ENVIRONMENT

The November 1, 2011 to October 31, 2012 reporting period encompassed an overall rising market for U.S. and international stocks, but with downdrafts in November 2011 and again in the spring of 2012. As the period began, the Standard & Poor’s 500® Index (“S&P 500®) posted a small loss in November 2011, but the Morgan Stanley Capital International-Europe, Australasia, and Far East Index (“MSCI-EAFE”) of developed-market foreign stocks dropped 4.83% amid volatility surrounding the eurozone sovereign debt crisis. The Morgan Stanley Capital International Emerging Markets Index (“MSCI-EMI”) plummeted 6.66% in November. Although U.S. stocks recovered ground in December, the international indices fell further.

The mood brightened in 2012’s first quarter. The U.S. economy showed some vigor with U.S. Gross Domestic Product (“GDP”) growth initially being reported at 3.0% (later revised down to 1.9%). Meanwhile, the European Central Bank’s (“ECB”) Long Term Refinancing Operations flooded the eurozone with liquidity by lending nearly $1.3 trillion to European banks, a move that comforted international equity markets. Both U.S. and international stocks enjoyed double-digit gains in 2012’s first quarter.

The eurozone crisis returned to haunt markets in the spring; however, as Spanish and Italian bond yields climbed and Spain’s government requested a large bailout for its banks from the European Union. Meanwhile, other data indicated deepening recessions in several European countries. Stocks sold off globally in April and May, with the S&P 500® losing 6.60% over those two months and the MSCI-EAFE plunging 12.99%. The MSCI-EMI fell 12.20%.

Following the spring selloff, the markets began a sustained climb through the summer on the back of a number of moves and announcements by European and U.S. policymakers. A late June Euro Area Summit ended with a positive statement from the participants supporting the future establishment of a eurozone banking supervisor and the recapitalization of Spanish banks. In a July speech from London, ECB president Mario Draghi said the ECB would do “whatever it takes to preserve the Euro. And believe me, it will be enough.” This statement helped assuage the nervous markets. In August and September global equity markets rose further, boosted by an expectation that the ECB would buy Spanish and Italian bonds in the open market to hold down the bonds’ yields, and thus hold down the countries’ borrowing costs. The equity markets were also bolstered by anticipation that the U.S. Federal Reserve Board (“Fed”) would launch a third round of quantitative easing dubbed “QE3”. When the ECB did indeed announce a bond-buying program in early September, and the Fed followed with formally launching QE3 a few days later, the markets rallied some more.

Overall, the S&P 500® returned 15.21% for the 12-month period. But Europe’s troubles took a toll; the MSCI-EAFE rose only 5.15% for the 12-month period. Emerging markets performed even worse with only a 2.98% return for the MSCI-EMI. Amid the market volatility, higher-quality bonds delivered decent gains; the Barclays U.S. Aggregate Bond Index (“Barclays U.S. Aggregate Bond”) notched a 5.25% return for the 12-month period. Credit-sensitive bonds were up more strongly, having benefited from the overall positive environment for equities; the Barclays U.S. Corporate High Yield Index gained 13.61%.

PERFORMANCE

For the year ended October 31, 2012, Transamerica Asset Allocation—Conservative Portfolio, Class A returned 7.55% after all expenses. Its primary and secondary benchmarks, the Barclays U.S. Aggregate Bond and the Wilshire 5000® Total Market Index, returned 5.25% and 14.30%, respectively.

STRATEGY REVIEW

The goal of the Transamerica Asset Allocation Portfolios is to provide investors one-stop participation in the broad financial markets. Transamerica Asset Allocation—Conservative Portfolio is designed to provide a mix of approximately 65% fixed-income securities and 35% equity over time. The fixed-income part of the portfolio includes investment-grade and credit-sensitive holdings, as well as international bonds. The equity side covers both domestic and international markets across the entire range of investment styles, including both value and growth stocks and large and small companies. The portfolio also diversifies into emerging markets, global real estate, commodities, and alternative strategies. Our specific asset-class targets are derived from years of asset-allocation modeling—research that consistently indicates that the mix we target is close to optimal in terms of expected long-term returns per unit of risk taken. While this strategic blueprint forms the backbone of our asset allocation, we may actively over- and underweight asset classes relative to the normal targets as we deem prudent in response to present or expected market conditions. We endeavor to find and use quality money managers specializing in each asset class and investment style. We carefully monitor these underlying managers for performance and style issues, and adjust their weightings both to manage our asset-class exposures and to reflect the managers’ relative merit.

The fixed-income portion of the portfolio performed well during the November 1, 2011 – October 31, 2012 reporting period. Eight of the nine underlying bond funds that were owned for the entire period outpaced the Barclays U.S. Aggregate Bond (“the Index”). Even Transamerica Short-Term Bond, which targets shorter-term maturities, managed to outpace the Index. Transamerica Emerging Markets Debt and Transamerica High Yield Bond were the clear winners among the bond funds. Those are modest positions in the portfolio, but the two anchor funds—Transamerica Total Return and Transamerica Core Bond—both also beat the Index. Meanwhile, the portfolio’s two multi-sector bond funds, Transamerica Bond and Transamerica Flexible Income posted double-digit returns. The bond portfolio’s sole laggard relative to the Index was Transamerica International Bond, but its position size is small given that Transamerica Total Return and the two multi-sector funds have international stakes that already contribute a good amount toward our international bond target.

Transamerica Funds		Annual Report 2012

Transamerica Asset Allocation—Conservative Portfolio

(unaudited)

STRATEGY REVIEW (continued)

As outlined above, international equities underperformed U.S. equities during the reporting period. The portfolio’s built-in diversification into international equities, including both developed and emerging markets, was thus a drag relative to its U.S. exposure. We significantly underweighted developed foreign markets during the year, holding that weighting at only about two thirds of the normal target for much of the period, and also maintained an underweight in emerging markets in 2012. Even so, more than a fifth of the portfolio’s equity was in foreign developed and emerging markets equity as of October 31, 2012. The U.S. portion of the equity portfolio naturally enjoyed stronger returns, although its smaller-cap exposure diluted the gains somewhat. Significantly, the portfolio’s three main underlying U.S. large-cap growth funds, which are fairly sizable positions, lagged the S&P 500® in a meaningful way. While the S&P 500® was up 15.21% for the 12-month period, Transamerica Capital Growth eked out a small gain as a number of its Internet-related stocks struggled. Transamerica Diversified Equity and Transamerica Growth gained as well but lagged the S&P 500®. By contrast, the portfolio’s three U.S. large-cap value funds performed more in line with the S&P 500® .

During the year we worked to upgrade the roster of underlying managers. Transamerica Asset Management, Inc. (“TAM”) added what we consider an excellent large-cap value manager, Levin Capital Strategies, L.P., to run Transamerica Large Cap Value. TAM also added a pair of small-cap managers: Lombardia Capital Partners, LLC manages the new Transamerica Small Cap Value, and Ranger Investment Management, L.P. now runs Transamerica Small Cap Growth. Finally, we eliminated a couple of poor-performing international funds that we had been underweighting, and reallocated the assets to other managers in the same styles.

We still see macroeconomic events driving the markets more than the types of company fundamentals our underlying managers tend to emphasize in their security selection. Regarding the macroeconomic picture, we believe the U.S. economy is in a trend of gradual improvement while Europe is fighting to stave off a regional recession in 2013. Meanwhile, emerging markets have been hampered by slowing growth rates in heavyweights China, India, and Brazil. We; therefore, remain positioned with an international-equity underweight relative to our normal targets, and an overweight to the U.S. Valuations abroad have become somewhat attractive to us, however, so we must continuously weigh the economic risks abroad against the buying opportunity. In general, we have been and will continue to be flexible in this evolving environment.

Jon Hale, CFA

Dan McNeela, CFA

Michael Stout, CFA

Co-Portfolio Managers

Morningstar Associates, LLC

Transamerica Funds		Annual Report 2012

Transamerica Asset Allocation—Conservative Portfolio

(unaudited)

Average Annual Total Return for Periods Ended 10/31/2012

	1 Year	5 Years	10 Years or Life of Class	Inception Date
Class A (NAV)	7.55%	2.60%	6.73%	03/01/2002
Class A (POP)	1.64%	1.45%	6.12%	03/01/2002
Barclays U.S. Aggregate Bond *	5.25%	6.38%	5.39%
Wilshire 5000 *	14.30%	0.77%	7.79%

Class B (NAV)	6.81%	1.92%	6.17%	03/01/2002
Class B (POP)	1.81%	1.75%	6.17%	03/01/2002

Class C (NAV)	6.90%	1.98%	6.06%	11/11/2002
Class C (POP)	5.90%	1.98%	6.06%	11/11/2002

Class I (NAV)	7.87%	N/A	6.68%	11/30/2009

Class R (NAV)	7.30%	2.37%	4.51%	06/15/2006

NOTES

*

The Barclays U.S. Aggregate Bond Index (“Barclays U.S. Aggregate Bond”) and the Wilshire 5000® Total Market Index (“Wilshire 5000”) are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The 10 Years or Life of Class calculation is based on the previous 10 years or since the inception date of the class, whichever is more recent. You cannot invest directly in an index.

The performance data presented represents past performance; future results may vary. Performance data does not reflect the deduction of taxes that would be paid on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Please see www.transamericafunds.com for performance data current to the most recent month-end. Net Asset Value (“NAV”) returns include the reinvestment of dividends and capital gains but do not reflect any sales charges. Public Offering Price (“POP”) returns include the reinvestment of dividends and capital gains and reflect the maximum sales charge of 5.5% for Class A shares or the maximum applicable contingent deferred sales charge (5% in the 1st year, decreasing to 0% after 6 years) for Class B shares and 1% (during the first 12 months) for Class C shares. Shares purchased prior to March 1, 2004 are subject to a maximum applicable contingent deferred sales charge (5% in the 1st year, decreasing to 0% after 7 years) for Class B shares and (2% in the 1st year, decreasing to 0% after 2 years) for Class C shares. There are no sales charges on Class I and R shares.

Performance figures reflect any fee waivers and/or expense reimbursements by the Investment Adviser. Without such waivers and/or reimbursements, the performance would be lower. Future waivers and/or reimbursements are at the discretion of the Investment Adviser.

Asset allocation does not ensure a profit or protect against a loss. An investment in the fund is subject to all of the risks associated with the underlying funds. This material must be preceded or accompanied by a current prospectus, which includes specific contents regarding the investment objectives and policies of this fund.

Transamerica Funds		Annual Report 2012

Transamerica Asset Allocation—Growth Portfolio

(unaudited)

MARKET ENVIRONMENT

The November 1, 2011 to October 31, 2012 reporting period encompassed an overall rising market for U.S. and international stocks, but with downdrafts in November 2011 and again in the spring of 2012. As the period began, the Standard & Poor’s 500® Index (“S&P 500®) posted a small loss in November 2011, but the Morgan Stanley Capital International-Europe, Australasia, and Far East Index (“MSCI-EAFE”) of developed-market foreign stocks dropped 4.83% amid volatility surrounding the eurozone sovereign debt crisis. The Morgan Stanley Capital International Emerging Markets Index (“MSCI-EMI”) plummeted 6.66% in November. Although U.S. stocks recovered ground in December, the international indices fell further.

The mood brightened in 2012’s first quarter. The U.S. economy showed some vigor with U.S. Gross Domestic Product (“GDP”) growth initially being reported at 3.0% (later revised down to 1.9%). Meanwhile, the European Central Bank’s (“ECB”) Long Term Refinancing Operations flooded the eurozone with liquidity by lending nearly $1.3 trillion to European banks, a move that comforted international equity markets. Both U.S. and international stocks enjoyed double-digit gains in 2012’s first quarter.

The eurozone crisis returned to haunt markets in the spring; however, as Spanish and Italian bond yields climbed and Spain’s government requested a large bailout for its banks from the European Union. Meanwhile, other data indicated deepening recessions in several European countries. Stocks sold off globally in April and May, with the S&P 500® losing 6.60% over those two months and the MSCI-EAFE plunging 12.99%. The MSCI-EMI fell 12.20%.

Following the spring selloff, the markets began a sustained climb through the summer on the back of a number of moves and announcements by European and U.S. policymakers. A late June Euro Area Summit ended with a positive statement from the participants supporting the future establishment of a eurozone banking supervisor and the recapitalization of Spanish banks. In a July speech from London, ECB president Mario Draghi said the ECB would do “whatever it takes to preserve the Euro. And believe me, it will be enough.” This statement helped assuage the nervous markets. In August and September global equity markets rose further, boosted by an expectation that the ECB would buy Spanish and Italian bonds in the open market to hold down the bonds’ yields, and thus hold down the countries’ borrowing costs. The equity markets were also bolstered by anticipation that the U.S. Federal Reserve Board (“Fed”) would launch a third round of quantitative easing dubbed “QE3”. When the ECB did indeed announce a bond-buying program in early September, and the Fed followed with formally launching QE3 a few days later, the markets rallied some more.

Overall, the S&P 500® returned 15.21% for the 12-month period. But Europe’s troubles took a toll; the MSCI-EAFE rose only 5.15% for the 12-month period. Emerging markets performed even worse with only a 2.98% return for the MSCI-EMI. Amid the market volatility, higher-quality bonds delivered decent gains; the Barclays U.S. Aggregate Bond Index notched a 5.25% return for the 12-month period. Credit-sensitive bonds were up more strongly, having benefited from the overall positive environment for equities; the Barclays U.S. Corporate High Yield Index gained 13.61%.

PERFORMANCE

For the year ended October 31, 2012, Transamerica Asset Allocation – Growth Portfolio, Class A returned 8.96% after all expenses. Its benchmark, the Wilshire 5000® Total Market Index, returned 14.30%.

STRATEGY REVIEW

The goal of the Transamerica Asset Allocation Portfolios is to provide investors one-stop participation in the broad financial markets. Transamerica Asset Allocation—Growth Portfolio, which is meant for aggressive investors, exclusively targets equity securities and alternative strategies. It is designed to provide diversified, global coverage of equities. It includes domestic and international markets, and spans the entire range of investment styles, including both large and small companies and value and growth stocks. The portfolio incorporates emerging markets, global real estate, commodities, and several alternative strategies. Our specific asset-class targets are derived from years of asset-allocation modeling–research that consistently indicates that the mix we target is close to optimal in terms of expected long-term returns per unit of risk taken. While this strategic blueprint forms the backbone of our asset allocation, we may actively over- and underweight asset classes relative to the normal targets as we deem prudent in response to present or expected market conditions. We endeavor to find and use quality money managers specializing in each asset class and investment style. We carefully monitor these underlying managers for performance and style issues, and adjust their weightings both to manage our asset-class exposures and to reflect the managers’ relative merit.

During the reporting period, international equities underperformed U.S. equities as outlined above. The portfolio’s built-in diversification into international equities, including both developed and emerging markets, was thus a drag relative to its U.S. exposure. We significantly underweighted developed foreign markets during the year, holding that weighting at only about two thirds of the normal target for much of the period, and also maintained an underweight in emerging markets in 2012. Even so, about 22.8% of the portfolio was in foreign developed- and emerging-markets equity as of October 31, 2012. U.S. stocks made up about 69% of assets, with an overweight toward large-cap stocks. The U.S. portion of the portfolio naturally enjoyed stronger returns, although its smaller-cap exposure diluted the gains somewhat (the 12.08% return of the Russell 2000® Index of smaller companies lagged the S&P 500®).

Significantly, the portfolio’s three main underlying U.S. large-cap growth funds, which constitute major positions, lagged the S&P 500® in a meaningful way. While the S&P 500® was up 15.21% for the 12-month period, Transamerica Capital Growth eked out a small gain as a number of its Internet-related stocks struggled. Transamerica Diversified Equity and Transamerica Growth gained as well but lagged the S&P 500® . The portfolio’s three U.S. large-cap value funds performed more in line with the S&P 500® .

Transamerica Funds		Annual Report 2012

Transamerica Asset Allocation—Growth Portfolio

(unaudited)

STRATEGY REVIEW (continued)

However, the roughly 4% stake in alternative strategies was a drag on performance amid the period’s rising market. As absolute-return strategies designed to exhibit reduced correlation with the equity market, none of those funds could be expected to keep up with the U.S. market’s sharp gains, and a couple funds even posted negative returns. In addition, Transamerica Commodity Strategy (1.5% of assets as of October 31, 2012) detracted from performance as a result of weakness in commodities prices throughout the year.

Over the course of the year we worked to upgrade the roster of underlying managers. Transamerica Asset Management, Inc. (“TAM”) added what we consider an excellent large-cap value manager, Levin Capital Strategies, L.P., to run Transamerica Large Cap Value. TAM also added a pair of small-cap managers: Lombardia Capital Partners, LLC manages the new Transamerica Small Cap Value, and Ranger Investment Management, L.P. now runs Transamerica Small Cap Growth. Finally, we eliminated a couple of poor-performing international funds that we had been underweighting, and reallocated the assets to other managers in the same styles.

We still see macroeconomic events driving the markets more than the types of company fundamentals our underlying managers tend to emphasize in their security selection. Regarding the macroeconomic picture, we believe the U.S. economy is in a trend of gradual improvement while Europe is fighting to stave off a regional recession in 2013. Meanwhile, emerging markets have been hampered by slowing growth rates in heavyweights China, India, and Brazil. We; therefore, remain positioned with an international-equity underweight relative to our normal targets, and an overweight to the U.S. Valuations abroad have become somewhat attractive to us, however, so we must continuously weigh the economic risks abroad against the buying opportunity. In general, we have been and will continue to be flexible in this evolving environment.

Jon Hale, CFA

Dan McNeela, CFA

Michael Stout, CFA

Co-Portfolio Managers

Morningstar Associates, LLC

Transamerica Funds		Annual Report 2012

Transamerica Asset Allocation—Growth Portfolio

(unaudited)

Average Annual Total Return for Periods Ended 10/31/2012

	1 Year	5 Years	10 Years or Life of Class	Inception Date
Class A (NAV)	8.96%	(2.80)%	6.51%	03/01/2002
Class A (POP)	2.96%	(3.90)%	5.91%	03/01/2002
Wilshire 5000 *	14.30%	0.77%	7.79%

Class B (NAV)	8.08%	(3.47)%	5.96%	03/01/2002
Class B (POP)	3.08%	(3.66)%	5.96%	03/01/2002

Class C (NAV)	8.22%	(3.40)%	5.95%	11/11/2002
Class C (POP)	7.22%	(3.40)%	5.95%	11/11/2002

Class I (NAV)	9.28%	N/A	7.65%	11/30/2009

Class R (NAV)	8.76%	(2.94)%	2.00%	06/15/2006

NOTES

*

The Wilshire 5000® Total Market Index (“Wilshire 5000”) is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The 10 Years or Life of Class calculation is based on the previous 10 years or since the inception date of the class, whichever is more recent. You cannot invest directly in an index.

The performance data presented represents past performance; future results may vary. Performance data does not reflect the deduction of taxes that would be paid on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Please see www.transamericafunds.com for performance data current to the most recent month-end. Net Asset Value (“NAV”) returns include the reinvestment of dividends and capital gains but do not reflect any sales charges. Public Offering Price (“POP”) returns include the reinvestment of dividends and capital gains and reflect the maximum sales charge of 5.5% for Class A shares or the maximum applicable contingent deferred sales charge (5% in the 1st year, decreasing to 0% after 6 years) for Class B shares and 1% (during the first 12 months) for Class C shares. Shares purchased prior to March 1, 2004 are subject to a maximum applicable contingent deferred sales charge (5% in the 1st year, decreasing to 0% after 7 years) for Class B shares and (2% in the 1st year, decreasing to 0% after 2 years) for Class C shares. There are no sales charges on Class I and R shares.

Performance figures reflect any fee waivers and/or expense reimbursements by the Investment Adviser. Without such waivers and/or reimbursements, the performance would be lower. Future waivers and/or reimbursements are at the discretion of the Investment Adviser.

Asset allocation does not ensure a profit or protect against a loss. An investment in the fund is subject to all of the risks associated with the underlying funds. This material must be preceded or accompanied by a current prospectus, which includes specific contents regarding the investment objectives and policies of this fund.

Transamerica Funds		Annual Report 2012

Transamerica Asset Allocation—Moderate Growth Portfolio

(unaudited)

MARKET ENVIRONMENT

The November 1, 2011 to October 31, 2012 reporting period encompassed an overall rising market for U.S. and international stocks, but with downdrafts in November 2011 and again in the spring of 2012. As the period began, the Standard & Poor’s 500® Index (“S&P 500®”) posted a small loss in November 2011, but the Morgan Stanley Capital International-Europe, Australasia, and Far East Index (“MSCI-EAFE”) of developed-market foreign stocks dropped 4.83% amid volatility surrounding the eurozone sovereign debt crisis. The Morgan Stanley Capital International Emerging Markets Index (“MSCI-EMI”) plummeted 6.66% in November. Although U.S. stocks recovered ground in December, the international indices fell further.

The mood brightened in 2012’s first quarter. The U.S. economy showed some vigor with U.S, Gross Domestic Product (“GDP”) growth initially being reported at 3.0% (later revised down to 1.9%). Meanwhile, the European Central Bank’s (“ECB”) Long Term Refinancing Operations flooded the eurozone with liquidity by lending nearly $1.3 trillion to European banks, a move that comforted international equity markets. Both U.S. and international stocks enjoyed double-digit gains in 2012’s first quarter.

The eurozone crisis returned to haunt markets in the spring; however, as Spanish and Italian bond yields climbed and Spain’s government requested a large bailout for its banks from the European Union. Meanwhile, other data indicated deepening recessions in several European countries. Stocks sold off globally in April and May, with the S&P 500® losing 6.60% over those two months and the MSCI-EAFE plunging 12.99%. The MSCI-EMI fell 12.20%.

Following the spring selloff, the markets began a sustained climb through the summer on the back of a number of moves and announcements by European and U.S. policymakers. A late June Euro Area Summit ended with a positive statement from the participants supporting the future establishment of a eurozone banking supervisor and the recapitalization of Spanish banks. In a July speech from London, ECB president Mario Draghi said the ECB would do “whatever it takes to preserve the Euro. And believe me, it will be enough.” This statement helped assuage the nervous markets. In August and September global equity markets rose further, boosted by an expectation that the ECB would buy Spanish and Italian bonds in the open market to hold down the bonds’ yields, and thus hold down the countries’ borrowing costs. The equity markets were also bolstered by anticipation that the U.S. Federal Reserve Board (“Fed”) would launch a third round of quantitative easing dubbed “QE3”. When the ECB did indeed announce a bond-buying program in early September, and the Fed followed with formally launching QE3 a few days later, the markets rallied some more.

Overall, the S&P 500® returned 15.21% for the 12-month period. But Europe’s troubles took a toll; the MSCI-EAFE rose only 5.15% for the 12-month period. Emerging markets performed even worse with only a 2.98% return for the MSCI-EMI. Amid the market volatility, higher-quality bonds delivered decent gains; the Barclays U.S. Aggregate Bond Index (“Barclays U.S. Aggregate Bond”) notched a 5.25% return for the 12-month period. Credit-sensitive bonds were up more strongly, having benefited from the overall positive environment for equities; the Barclays U.S. Corporate High Yield Index gained 13.61%.

PERFORMANCE

For the year ended October 31, 2012, Transamerica Asset Allocation—Moderate Growth Portfolio, Class A returned 8.48% after all expenses. Its primary and secondary benchmarks, the Wilshire 5000® Total Market Index and the Barclays U.S. Aggregate Bond, returned 14.30% and 5.25%, respectively.

STRATEGY REVIEW

The goal of the Transamerica Asset Allocation Portfolios is to provide investors one-stop participation in the broad financial markets. Transamerica Asset Allocation—Moderate Growth Portfolio is designed to provide a mix of approximately 70% equity and 30% fixed-income securities over time. The equity side covers both domestic and international markets across the entire range of investment styles, including both value and growth stocks and large and small companies. The fixed-income portion includes investment-grade and credit-sensitive holdings, as well as international bonds. The portfolio also diversifies into emerging markets, global real estate, commodities, and alternative strategies. Our specific asset-class targets are derived from years of asset-allocation modeling – research that consistently indicates that the mix we target is close to optimal in terms of expected long-term returns per unit of risk taken. While this strategic blueprint forms the backbone of our asset allocation, we may actively over- and underweight asset classes relative to the normal targets as we deem prudent in response to present or expected market conditions. We endeavor to find and use quality money managers specializing in each asset class and investment style. We carefully monitor these underlying managers for performance and style issues, and adjust their weightings both to manage our asset-class exposures and to reflect the managers’ relative merit.

During the reporting period, international equities underperformed U.S. equities as outlined above. The portfolio’s built-in diversification into international equities, including both developed and emerging markets, was thus a drag relative to its U.S. exposure. We significantly underweighted developed foreign markets during the year, holding that weighting at only about two thirds of the normal target for much of the period, and also maintained an underweight in emerging markets in 2012. Even so, about 16% of the portfolio was in foreign developed- and emerging-markets equity as of October 31, 2012. U.S. stocks made up about 51.3% of assets, with an overweight toward large-cap stocks. The U.S. portion of the portfolio naturally enjoyed stronger returns, although its smaller-cap exposure diluted the gains somewhat (the 12.08% return of the Russell 2000® Index of smaller companies lagged the S&P 500®). Significantly, the portfolio’s three main underlying U.S. large-cap growth funds, which constitute major positions, lagged the S&P 500® in a meaningful way. While the S&P 500® was up 15.21% for the 12-month period, Transamerica Capital Growth eked out a small gain as a number of its Internet-related stocks struggled. Transamerica Diversified Equity and Transamerica Growth gained as well, but lagged the S&P 500®. By contrast, the portfolio’s three U.S. large-cap value funds performed more in line with the S&P 500®.

Transamerica Funds		Annual Report 2012

Transamerica Asset Allocation—Moderate Growth Portfolio

(unaudited)

STRATEGY REVIEW (continued)

The fixed-income portion of the portfolio fared better. Seven of the eight underlying bond funds that were owned for the entire period outpaced the Barclays U.S. Aggregate Bond. Transamerica Emerging Markets Debt and Transamerica High Yield Bond were the clear winners. The two anchor bond funds—Transamerica Total Return and Transamerica Core Bond—both also beat the Barclays U.S. Aggregate Bond’s return. Meanwhile, the multi-sector Transamerica Bond notched a 14.24% gain.

During the year we worked to upgrade the roster of underlying managers. Transamerica Asset Management, Inc. (“TAM”) added what we consider an excellent large-cap value manager, Levin Capital Strategies, L.P., to run Transamerica Large Cap Value. TAM also added a pair of small-cap managers: Lombardia Capital Partners, LLC manages the new Transamerica Small Cap Value, and Ranger Investment Management, L.P. now runs Transamerica Small Cap Growth. Finally, we eliminated a couple of poor-performing international funds that we had been underweighting, and reallocated the assets to other managers in the same styles.

We still see macroeconomic events driving the markets more than the types of company fundamentals our underlying managers tend to emphasize in their security selection. Regarding the macroeconomic picture, we believe the U.S. economy is in a trend of gradual improvement while Europe is fighting to stave off a regional recession in 2013. Meanwhile, emerging markets have been hampered by slowing growth rates in heavyweights China, India, and Brazil. We; therefore, remain positioned with an international-equity underweight relative to our normal targets, and an overweight to the U.S. Valuations abroad have become somewhat attractive to us, however, so we must continuously weigh the economic risks abroad against the buying opportunity. In general, we have been and will continue to be flexible in this evolving environment.

Jon Hale, CFA

Dan McNeela, CFA

Michael Stout, CFA

Co-Portfolio Managers

Morningstar Associates, LLC

Transamerica Funds		Annual Report 2012

Transamerica Asset Allocation—Moderate Growth Portfolio

(unaudited)

Average Annual Total Return for Periods Ended 10/31/2012

	1 Year	5 Years	10 Years or Life of Class	Inception Date
Class A (NAV)	8.48%	(0.57)%	6.76%	03/01/2002
Class A (POP)	2.53%	(1.69)%	6.16%	03/01/2002
Wilshire 5000 *	14.30%	0.77%	7.79%
Barclays U.S. Aggregate Bond *	5.25%	6.38%	5.39%

Class B (NAV)	7.73%	(1.23)%	6.20%	03/01/2002
Class B (POP)	2.73%	(1.41)%	6.20%	03/01/2002

Class C (NAV)	7.74%	(1.19)%	6.15%	11/11/2002
Class C (POP)	6.74%	(1.19)%	6.15%	11/11/2002

Class I (NAV)	8.82%	N/A	7.17%	11/30/2009

Class R (NAV)	8.21%	(0.72)%	3.13%	06/15/2006

NOTES

*

The Wilshire 5000® Total Market Index (“Wilshire 5000”) and the Barclays U.S. Aggregate Bond Index (“Barclays U.S. Aggregate Bond”) are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The 10 Years or Life of Class calculation is based on the previous 10 years or since the inception date of the class, whichever is more recent. You cannot invest directly in an index.

The performance data presented represents past performance; future results may vary. Performance data does not reflect the deduction of taxes that would be paid on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Please see www.transamericafunds.com for performance data current to the most recent month-end. Net Asset Value (“NAV”) returns include the reinvestment of dividends and capital gains but do not reflect any sales charges. Public Offering Price (“POP”) returns include the reinvestment of dividends and capital gains and reflect the maximum sales charge of 5.5% for Class A shares or the maximum applicable contingent deferred sales charge (5% in the 1st year, decreasing to 0% after 6 years) for Class B shares and 1% (during the first 12 months) for Class C shares. Shares purchased prior to March 1, 2004 are subject to a maximum applicable contingent deferred sales charge (5% in the 1st year, decreasing to 0% after 7 years) for Class B shares and (2% in the 1st year, decreasing to 0% after 2 years) for Class C shares. There are no sales charges on Class I and R shares.

Performance figures reflect any fee waivers and/or expense reimbursements by the Investment Adviser. Without such waivers and/or reimbursements, the performance would be lower. Future waivers and/or reimbursements are at the discretion of the Investment Adviser.

Asset allocation does not ensure a profit or protect against a loss. An investment in the fund is subject to all of the risks associated with the underlying funds. This material must be preceded or accompanied by a current prospectus, which includes specific contents regarding the investment objectives and policies of this fund.

Transamerica Funds		Annual Report 2012

Transamerica Asset Allocation—Moderate Portfolio

(unaudited)

MARKET ENVIRONMENT

The November 1, 2011 to October 31, 2012 reporting period encompassed an overall rising market for U.S. and international stocks, but with downdrafts in November 2011 and again in the spring of 2012. As the period began, the Standard & Poor’s 500® Index (“S&P 500®) posted a small loss in November 2011, but the Morgan Stanley Capital International-Europe, Australasia, and Far East Index (“MSCI-EAFE”) of developed-market foreign stocks dropped 4.83% amid volatility surrounding the eurozone sovereign debt crisis. The Morgan Stanley Capital International Emerging Markets Index (“MSCI-EMI”) plummeted 6.66% in November. Although U.S. stocks recovered ground in December, the international indices fell further.

The mood brightened in 2012’s first quarter. The U.S. economy showed some vigor with U.S. Gross Domestic Product (“GDP”) growth initially being reported at 3.0% (later revised down to 1.9%). Meanwhile, the European Central Bank’s (“ECB”) Long Term Refinancing Operations flooded the eurozone with liquidity by lending nearly $1.3 trillion to European banks, a move that comforted international equity markets. Both U.S. and international stocks enjoyed double-digit gains in 2012’s first quarter.

The eurozone crisis returned to haunt markets in the spring; however, as Spanish and Italian bond yields climbed and Spain’s government requested a large bailout for its banks from the European Union. Meanwhile, other data indicated deepening recessions in several European countries. Stocks sold off globally in April and May, with the S&P 500® losing 6.60% over those two months and the MSCI-EAFE plunging 12.99%. The MSCI-EMI fell 12.20%.

Following the spring selloff, the markets began a sustained climb through the summer on the back of a number of moves and announcements by European and U.S. policymakers. A late June Euro Area Summit ended with a positive statement from the participants supporting the future establishment of a eurozone banking supervisor and the recapitalization of Spanish banks. In a July speech from London, ECB president Mario Draghi said the ECB would do “whatever it takes to preserve the Euro. And believe me, it will be enough.” This statement helped assuage the nervous markets. In August and September global equity markets rose further, boosted by an expectation that the ECB would buy Spanish and Italian bonds in the open market to hold down the bonds’ yields, and thus hold down the countries’ borrowing costs. The equity markets were also bolstered by anticipation that the U.S. Federal Reserve Board (“Fed”) would launch a third round of quantitative easing dubbed “QE3”. When the ECB did indeed announce a bond-buying program in early September, and the Fed followed with formally launching QE3 a few days later, the markets rallied some more.

Overall, the S&P 500® returned 15.21% for the 12-month period. But Europe’s troubles took a toll; the MSCI-EAFE Index rose only 5.15% for the 12-month period. Emerging markets performed even worse with only a 2.98% return for the MSCI EMI. Amid the market volatility, higher-quality bonds delivered decent gains; the Barclays U.S. Aggregate Bond Index (“Barclays U.S. Aggregate Bond”) notched a 5.25% return for the 12-month period. Credit-sensitive bonds were up more strongly, having benefited from the overall positive environment for equities; the Barclays U.S. Corporate High Yield Index gained 13.61%.

PERFORMANCE

For the year ended October 31, 2012, Transamerica Asset Allocation—Moderate Portfolio, Class A returned 7.95% after all expenses. Its primary and secondary benchmarks, the Wilshire 5000® Total Market Index and the Barclays U.S. Aggregate Bond, returned 14.30% and 5.25%, respectively.

STRATEGY REVIEW

The goal of the Transamerica Asset Allocation Portfolios is to provide investors one-stop participation in the broad financial markets. Transamerica Asset Allocation—Moderate Portfolio is designed to provide a mix of approximately 50% equity and 50% fixed-income securities over time. The equity side covers both domestic and international markets across the entire range of investment styles, including both value and growth stocks and large and small companies. The fixed-income portion includes investment-grade and credit-sensitive holdings, as well as international bonds. The portfolio also diversifies into emerging markets, global real estate, commodities, and alternative strategies. Our specific asset-class targets are derived from years of asset-allocation modeling—research that consistently indicates that the mix we target is close to optimal in terms of expected long-term returns per unit of risk taken. While this strategic blueprint forms the backbone of our asset allocation, we may actively over- and underweight asset classes relative to the normal targets as we deem prudent in response to present or expected market conditions. We endeavor to find and use quality money managers specializing in each asset class and investment style. We carefully monitor these underlying managers for performance and style issues, and adjust their weightings both to manage our asset-class exposures and to reflect the managers’ relative merit.

During the reporting period, international equities underperformed U.S. equities as outlined above. The portfolio’s built-in diversification into international equities, including both developed and emerging markets, was thus a drag relative to its U.S. exposure. We significantly underweighted developed foreign markets during the year, holding that weighting at only about two thirds of the normal target for much of the period, and also maintained an underweight in emerging markets in 2012. Even so, about 10.2% of the portfolio was in foreign developed- and emerging-markets equity as of October 31, 2012. U.S. stocks made up about 38.8% of assets, with an overweight toward large-cap stocks. The U.S. portion of the fund naturally enjoyed stronger returns, although its smaller-cap exposure diluted the gains somewhat (the 12.08% return of the Russell 2000® Index of smaller companies lagged the S&P 500®). Significantly, the portfolio’s three main underlying U.S. large-cap growth funds, which constitute major positions, lagged the S&P 500® in a meaningful way. While the S&P 500® was up 15.21% for the 12-month period, Transamerica Capital Growth eked out a small gain as a number of its Internet-related stocks struggled. Transamerica Diversified Equity and Transamerica Growth gained as well but lagged the S&P 500®. By contrast, the portfolio’s three U.S. large-cap value funds performed more in line with the S&P 500®.

Transamerica Funds		Annual Report 2012

Transamerica Asset Allocation—Moderate Portfolio

(unaudited)

STRATEGY REVIEW (continued)

The fixed-income half of the portfolio fared better. Eight of the nine underlying bond funds that were owned for the entire period outpaced the Barclays U.S. Aggregate Bond. Transamerica Emerging Markets Debt and Transamerica High Yield Bond were the clear winners. Those are modest positions in the portfolio, but the two anchor bond funds—Transamerica Total Return and Transamerica Core Bond—both also beat the Barclays U.S. Aggregate Bond’s return. Meanwhile, the portfolio’s two multi-sector bond funds, Transamerica Bond and Transamerica Flexible Income posted double-digit returns.

During the year we worked to upgrade the roster of underlying managers. Transamerica Asset Management, Inc. (“TAM”) added what we consider an excellent large-cap value manager, Levin Capital Strategies, L.P., to run Transamerica Large Cap Value. TAM also added a pair of small-cap managers: Lombardia Capital Partners, LLC manages the new Transamerica Small Cap Value, and Ranger Investment Management, L.P. now runs Transamerica Small Cap Growth. Finally, we eliminated a couple of poor-performing international funds that we had been underweighting, and reallocated the assets to other managers in the same styles.

We still see macroeconomic events driving the markets more than the types of company fundamentals our underlying managers tend to emphasize in their security selection. Regarding the macroeconomic picture, we believe the U.S. economy is in a trend of gradual improvement while Europe is fighting to stave off a regional recession in 2013. Meanwhile, emerging markets have been hampered by slowing growth rates in heavyweights China, India, and Brazil. We; therefore, remain positioned with an international-equity underweight relative to our normal targets, and an overweight to the U.S. Valuations abroad have become somewhat attractive to us, however, so we must continuously weigh the economic risks abroad against the buying opportunity. In general, we have been and will continue to be flexible in this evolving environment.

Jon Hale, CFA

Dan McNeela, CFA

Michael Stout, CFA

Co-Portfolio Managers

Morningstar Associates, LLC

Transamerica Funds		Annual Report 2012

Transamerica Asset Allocation—Moderate Portfolio

(unaudited)

Average Annual Total Return for Periods Ended 10/31/2012

	1 Year	5 Years	10 Years or Life of Class	Inception Date
Class A (NAV)	7.95%	1.35%	6.94%	03/01/2002
Class A (POP)	1.97%	0.21%	6.34%	03/01/2002
Wilshire 5000 *	14.30%	0.77%	7.79%
Barclays U.S. Aggregate Bond *	5.25%	6.38%	5.39%

Class B (NAV)	7.06%	0.65%	6.39%	03/01/2002
Class B (POP)	2.06%	0.47%	6.39%	03/01/2002

Class C (NAV)	7.17%	0.71%	6.31%	11/11/2002
Class C (POP)	6.17%	0.71%	6.31%	11/11/2002

Class I (NAV)	8.26%	N/A	7.07%	11/30/2009

Class R (NAV)	7.72%	1.15%	4.07%	06/15/2006

NOTES

*

The Wilshire 5000® Total Market Index (“Wilshire 5000”) and the Barclays U.S. Aggregate Bond Index (“Barclays U.S. Aggregate Bond”) are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The 10 Years or Life of Class calculation is based on the previous 10 years or since the inception date of the class, whichever is more recent. You cannot invest directly in an index.

The performance data presented represents past performance; future results may vary. Performance data does not reflect the deduction of taxes that would be paid on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Please see www.transamericafunds.com for performance data current to the most recent month-end. Net Asset Value (“NAV”) returns include the reinvestment of dividends and capital gains but do not reflect any sales charges. Public Offering Price (“POP”) returns include the reinvestment of dividends and capital gains and reflect the maximum sales charge of 5.5% for Class A shares or the maximum applicable contingent deferred sales charge (5% in the 1st year, decreasing to 0% after 6 years) for Class B shares and 1% (during the first 12 months) for Class C shares. Shares purchased prior to March 1, 2004 are subject to a maximum applicable contingent deferred sales charge (5% in the 1st year, decreasing to 0% after 7 years) for Class B shares and (2% in the 1st year, decreasing to 0% after 2 years) for Class C shares. There are no sales charges on Class I and R shares.

Performance figures reflect any fee waivers and/or expense reimbursements by the Investment Adviser. Without such waivers and/or reimbursements, the performance would be lower. Future waivers and/or reimbursements are at the discretion of the Investment Adviser.

Asset allocation does not ensure a profit or protect against a loss. An investment in the fund is subject to all of the risks associated with the underlying funds. This material must be preceded or accompanied by a current prospectus, which includes specific contents regarding the investment objectives and policies of this fund.

Transamerica Funds		Annual Report 2012

Transamerica Multi-Manager Alternative Strategies Portfolio

(unaudited)

MARKET ENVIRONMENT

The November 1, 2011 to October 31, 2012 reporting period encompassed very different market environments. In the beginning of the period, fears of a European sovereign default continued to plague the markets. Concerns about poor job growth in the U.S., Greek elections and a slowing economy in China also weighed on investors. In response to deteriorating conditions, central bankers around the world continued to pump additional liquidity into financial markets throughout the year. The U.S. Federal Reserve Board (“Fed”) announced a third round of quantitative easing, with a focus on purchasing mortgages. The European Central Bank (“ECB”) removed liquidity concerns from the region’s debt crisis by providing banks with unlimited access to loans from the central bank, and also announced an aggressive bond-buying program. Similarly, the Bank of Japan, Bank of England, and the People’s Bank of China enacted plans to boost liquidity. The net result was higher asset prices across asset classes.

PERFORMANCE

For the year ended October 31, 2012, Transamerica Multi-Manager Alternative Strategies Portfolio, Class A, returned 4.95%. By comparison, its primary and secondary benchmarks, the Bank of America Merrill Lynch 3-Month Treasury Bill + 3% Wrap Index and the Hedge Fund Research (“HFRX”) Global Hedge Fund Index, returned 3.12% and 0.84%, respectively.

STRATEGY REVIEW

Transamerica Multi-Manager Alternative Strategies Portfolio is designed to provide diversification relative to a core stock/bond portfolio. A reference benchmark for the strategy is the HFRX Global Hedge Fund Index. The portfolio’s allocations can be broken into four broad HFRX categories: Equity Hedge, Event Driven, Macro, and Relative Value.

The fund outperformed its reference benchmark for the period, largely due to gains in Relative Value and Equity Hedge strategies, which benefited from a general return to risk and tightening of spreads. These gains were only partially offset by allocations in Macro and Event Driven, as commodity prices declined and merger arbitrage deal volatility increased. The largest contributors included Transamerica Bond, Transamerica Emerging Markets Debt, Transamerica Developing Markets Debt, and Transamerica Global Real Estate Securities. The largest detractors included Transamerica Commodity Strategy and Transamerica Arbitrage Strategy.

Throughout the year, we continued to stay true to our dynamic investment philosophy, which benefited the strategy as we tactically reallocated assets between categories and within categories. For instance, we built up our non-U.S. dollar exposure in Equity Hedge and Relative Value as we saw signs of further monetary easing and weakening of the U.S. dollar. We also reduced our exposure to trend-following strategy as we saw volatility rising across asset classes, and we reduced our exposure to arbitrage strategies in response to lower rates and an unfavorable risk/return profile. We took a “barbell risk” investment approach at times throughout the year, investing in strategies that complement each other and providing investors a smoother ride than tactical shifts between “risk on” and “risk off”.

Going forward, we continue to be cautious about growth and market directions. Much of the fundamental data about manufacturing, job creation, and commodity prices point to soft demand and make economic growth slow and elusive. Yield curves and rates around the world also tell a similar story: record low rates in Germany, Japan, and the U.S. point to a massive risk-off appetite. That said, the rate cutting in Europe and China and continued policy intervention is likely to get markets (if not economies) moving. The risk of being completely defensive or short with much stimulus potential is not prudent. Rallies tend to be fierce and brief and we do not want to be in a position to chase a temporarily rising market just to catch it at the top. We remain broadly allocated and believe we can provide protection on the downside while still participating on the upside.

Tim Galbraith

Portfolio Manager

Transamerica Asset Management, Inc.

Transamerica Funds		Annual Report 2012

Transamerica Multi-Manager Alternative Strategies Portfolio

(unaudited)

Average Annual Total Return for Periods Ended 10/31/2012

	1 Year	5 Years	10 Years or Life of Class	Inception Date
Class A (NAV)	4.95%	0.76%	1.95%	12/28/2006
Class A (POP)	(0.79)%	(0.38)%	0.98%	12/28/2006
BofA Merrill Lynch 3-Month Treasury Bill Index + 3% Wrap *	3.12%	3.72%	4.37%
HFRX Global Hedge Fund *	0.84%	(3.65)%	(1.98)%

Class C (NAV)	4.21%	0.11%	1.30%	12/28/2006
Class C (POP)	3.21%	0.11%	1.30%	12/28/2006

Class I (NAV)	5.34%	N/A	3.91%	11/30/2009

NOTES

*	The Bank of America Merrill Lynch 3-Month Treasury Bill Index + 3% Wrap Fee (“BofA Merrill Lynch 3-Month Treasury Bill Index + 3% Wrap”) is an unmanaged index used as a general measure of market performance. The Hedge Fund Research Global Hedge Fund Index (“HFRX Global Hedge Fund”) is a passively-managed index that is compiled by Hedge Fund Research, Inc. It is designed to measure the daily performance of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry. Returns of funds within the composition of the HFRX Global Hedge Fund presented are net of underlying manager fees, but do not reflect the deduction of management fees, taxes and other expenses. Calculations for the BofA Merrill Lynch 3-Month Treasury Bill Index + 3% Wrap assume dividends and capital gains are reinvested and do not include any managerial expenses. The 10 Years or Life of Class calculation is based on the inception date of the class. You cannot invest directly in an index.

The performance data presented represents past performance; future results may vary. Performance data does not reflect the deduction of taxes that would be paid on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Please see www.transamericafunds.com for performance data current to the most recent month-end. Net Asset Value (“NAV”) returns include the reinvestment of dividends and capital gains but do not reflect any sales charges. Public Offering Price (“POP”) returns include the reinvestment of dividends and capital gains and reflect the maximum sales charge of 2.5% for Class A shares or the maximum applicable contingent deferred sales charge and 1% (during the first 12 months) for Class C shares. There are no sales charges on Class I shares.

Performance figures reflect any fee waivers and/or expense reimbursements by the Investment Adviser. Without such waivers and/or reimbursements, the performance would be lower. Future waivers and/or reimbursements are at the discretion of the Investment Adviser.

Alternative strategies are not suitable for all investors. Many alternative strategies use sophisticated and aggressive investment techniques. Certain alternative strategies may be tied to hard assets such as commodities, currencies and real estate and may be subject to greater volatility as they may be affected by overall market movements, changes in interest rates or factors affecting a particular industry, commodity or currency, and international economic, political, and regulatory developments. This material must be preceded or accompanied by a current prospectus, which includes specific contents regarding the investment objectives and policies of this portfolio.

Transamerica Funds		Annual Report 2012

Transamerica Multi-Manager International Portfolio

(unaudited)

MARKET ENVIRONMENT

The November 1, 2011 to October 31, 2012 reporting period encompassed an overall rising market for U.S. and international stocks, but with downdrafts in November 2011 and again in the spring of 2012. As the period began, the Standard & Poor’s 500® Index (“S&P 500®) posted a small loss in November 2011, but the Morgan Stanley Capital International World ex-U.S. Index (“MSCI World ex-U.S.”) of developed-market foreign stocks dropped 4.59% amid volatility surrounding the eurozone sovereign debt crisis. The Morgan Stanley Capital International Emerging Markets Index (“MSCI-EMI”) plummeted 6.66% in November. Although U.S. stocks recovered ground in December, the international indices fell further.

The mood brightened in 2012’s first quarter. The U.S. economy showed some vigor and the European Central Bank’s (“ECB”) Long Term Refinancing Operations flooded the eurozone with liquidity by lending nearly $1.3 trillion to European banks, a move that comforted international equity markets. Both U.S. and international stocks enjoyed double-digit gains in 2012’s first quarter. The MSCI World ex-U.S. rose 10.50% while the MSCI-EMI added 14.13%.

The eurozone crisis returned to haunt markets in the spring; however, as Spanish and Italian bond yields climbed and Spain’s government requested a large bailout for its banks from the European Union. Meanwhile, other data indicated deepening recessions in several European countries. Stocks sold off globally in April and May, with the S&P 500® losing 6.60% over those two months and the MSCI World ex-U.S. plunging 12.69%. The MSCI-EMI fell 12.20%.

Following the spring selloff, the markets began a sustained climb through the summer on the back of a number of moves and announcements by European and U.S. policymakers. A late-June Euro Area Summit ended with a positive statement from the participants supporting the future establishment of a eurozone banking supervisor and the recapitalization of Spanish banks. In a July speech from London, ECB president Mario Draghi said the ECB would do “whatever it takes to preserve the Euro. And believe me, it will be enough.” This statement helped assuage the nervous markets. In August and September global equity markets rose further, boosted by an expectation that the ECB would buy Spanish and Italian bonds in the open market to hold down the bonds’ yields, and thus hold down the countries’ borrowing costs. The equity markets were also bolstered by anticipation that the U.S. Federal Reserve Board (“Fed”) would launch a third round of quantitative easing dubbed “QE3”. When the ECB did indeed announce a bond-buying program in early September, and the Fed followed with formally launching QE3 a few days later, the markets rallied some more. Thanks to this string of policy developments, from June 1 to October 31, 2012 the S&P 500® rose 8.69% and the MSCI World ex-U.S. gained 15.27%. The MSCI-EMI was up a little less, at 11.43%.

Overall, the S&P 500® returned 15.21% for the 12-month period as a whole. But Europe’s troubles took a toll; the MSCI World ex-U.S. Index rose only 4.96% for the one-year period. Emerging markets performed even worse, with a 2.98% return for the MSCI-EMI.

PERFORMANCE

For the year ended October 31, 2012, Transamerica Multi-Manager International Portfolio, Class A returned 4.65% after all expenses. Its benchmark, the MSCI World ex-U.S., returned 4.96%.

STRATEGY REVIEW

The goal of the Transamerica Multi-Manager International Portfolio is to provide broad coverage of international equity markets. The 10 underlying funds in the portfolio cover a range of international investing styles, including foreign large-cap value, blend, and growth stocks, as well as mid-cap and small-cap stocks; emerging-markets stocks; global real estate; and global tactical asset allocation. The portfolio normally targets approximately three fourths of assets in developed markets and a fourth in emerging markets. Large-cap stocks typically make up about two thirds of assets, with mid- and small-cap stocks comprising the other third. The portfolio also often contains smaller positions of 4% to 5% each in global real estate and global tactical asset-allocation funds. Its objective is to provide investors with comprehensive coverage of international markets in a single investment vehicle. As a result, the portfolio is more broadly diversified than most international funds or indexes. While we generally hew closely to our strategic targets, we will actively over- and underweight asset classes as we feel necessary in response to shorter-term market conditions. We endeavor to find and use quality money managers specializing in each asset class and style. We carefully monitor these underlying managers for performance and style issues, and adjust their weightings both to manage our style exposures and to reflect the managers’ relative merit.

Given the economic challenges in Europe and slowing growth in emerging markets, the portfolio was positioned somewhat defensively for much of the year. Throughout the period, the portfolio’s positions in Transamerica Global Allocation (a hybrid stock/bond fund) and Transamerica Global Macro (a long/short absolute-return strategy) helped lessen the fund’s losses during the downturns and mute overall volatility, but they also diluted upside returns. As it happened, most of our underlying pure-equity funds were able to match or beat the MSCI World ex-U.S.’s (“the Index”) 4.96% return. All three of the main large-cap diversified funds that were owned for the full year surpassed the Index’s return, with Transamerica International (run by Neuberger Berman Management LLC) and Transamerica International Equity Opportunities (managed by MFS® Investment Management) both roughly doubling the Index’s gain. Transamerica International Value Opportunities (run by Thornburg Investment Management, Inc.) posted the smallest gain, but was still outpaced the Index by a few basis points. A fourth large-cap holding, Transamerica International Equity (managed by Thompson, Siegel & Walmsley LLC), boasts the best full-period return among the large-cap funds, but it was not owned in the fund the entire time.

Overall, the portfolio’s strongest performer was Transamerica Global Real Estate (managed by CBRE Clarion Securities LLC). Riding a global rally in real-estate investment trusts—spurred in part by investors’ search for yield in a low-rate environment.

Transamerica Funds		Annual Report 2012

Transamerica Multi-Manager International Portfolio

(unaudited)

STRATEGY REVIEW (continued)

Over the course of the year we eliminated a couple of poor-performing funds. One was a foreign large-cap value fund called Transamerica International Value, run by Hansberger Global Investors, Inc. That fund was liquidated. The other liquidation was Transamerica Emerging Markets, run by Wellington Management Company, LLP. At the time there were three emerging-markets funds. One was this Wellington-run fund. Another was Transamerica Developing Markets Equity, managed by OppenhiemerFunds, Inc., which we view as a strong performer and which continues to merit the bulk of our emerging-markets assets. We had also added a third fund in May run by ClariVest Asset Management, LLC called Transamerica Emerging Markets Equity. We thus had a surplus of emerging-markets funds, and as the Wellington fund was the least impressive to us.

We still see macroeconomic events driving the markets more than the types of company fundamentals our underlying managers tend to emphasize in their security selection. Regarding the macroeconomic picture, we believe that while the U.S. economy is in a trend of gradual improvement, Europe is fighting to stave off a regional recession in 2013. Meanwhile, emerging markets have been hampered by slowing growth rates in heavyweights China, India, and Brazil. As of October 31, 2012; therefore, the fund remained somewhat defensively positioned. It was near its normal emerging-markets target because, while growth rates have slowed in emerging markets, they are still greater than those of most developed markets. However, the portfolio remains underweight foreign developed markets owing to our view of Europe’s present economy, with the offset taken up by modest positions in Transamerica Global Allocation, Transamerica Global Macro, and residual cash and domestic stocks within some of the underlying equity funds. In all, about 94% of assets were in equity at the period’s end (90% being foreign equity). We are also overweighting large-cap stocks in the fund and underweighting small caps. Given Europe’s difficult economic environment, we find larger companies with global revenue streams to be less vulnerable than smaller companies focused more on their local and regional markets.

While we are very much aware of the challenges facing the major European economies, valuations abroad have become more attractive in our estimation. We therefore continuously weigh the economic risks against the buying opportunity. In general, we have been and will remain flexible in this evolving environment.

Jon Hale, CFA

Dan McNeela, CFA

Michael Stout, CFA

Co-Portfolio Managers

Morningstar Associates, LLC

Transamerica Funds		Annual Report 2012

Transamerica Multi-Manager International Portfolio

(unaudited)

Average Annual Total Return for Periods Ended 10/31/2012

	1 Year	5 Years	10 Years or Life of Class	Inception Date
Class A (NAV)	4.65%	(5.21)%	0.99%	03/01/2006
Class A (POP)	(1.12)%	(6.28)%	0.14%	03/01/2006
MSCI World ex-U.S. *	4.96%	(5.03)%	1.42%

Class B (NAV)	3.92%	(5.90)%	0.27%	03/01/2006
Class B (POP)	(1.08)%	(6.08)%	0.27%	03/01/2006

Class C (NAV)	3.87%	(5.83)%	0.33%	03/01/2006
Class C (POP)	2.87%	(5.83)%	0.33%	03/01/2006

Class I (NAV)	5.07%	N/A	3.70%	11/30/2009

NOTES

*	The Morgan Stanley Capital International World ex-U.S. Index (“MSCI World ex-U.S.”) is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The 10 Years or Life of Class calculation is based on the inception date of the class. You cannot invest directly in an index.

The performance data presented represents past performance; future results may vary. Performance data does not reflect the deduction of taxes that would be paid on fund distributions or the redemption of portfolio shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Please see www.transamericafunds.com for performance data current to the most recent month-end. Net Asset Value (“NAV”) returns include the reinvestment of dividends and capital gains but do not reflect any sales charges. Public Offering Price (“POP”) returns include the reinvestment of dividends and capital gains and reflect the maximum sales charge of 5.5% for Class A shares or the maximum applicable contingent deferred sales charge (5% in the 1st year, decreasing to 0% after 6 years) for Class B shares and 1% (during the first 12 months) for Class C shares. There are no sales charges on Class I shares.

Performance figures reflect any fee waivers and/or expense reimbursements by the Investment Adviser. Without such waivers and/or reimbursements, the performance would be lower. Future waivers and/or reimbursements are at the discretion of the Investment Adviser.

Asset allocation does not ensure a profit or protect against a loss. Investments in global/international markets involve risks not associated with U.S. markets, such as currency fluctuations, adverse social and political developments, and the relatively small size and lesser liquidity of the markets. This material must be preceded or accompanied by a current prospectus, which includes specific contents regarding the investment objectives and policies of this portfolio.

Transamerica Funds		Annual Report 2012

Understanding Your Funds’ Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees, and other fund expenses.

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at May 1, 2012 and held for the entire period until October 31, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLES FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees. Examples of such expenses are fees and expenses of trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Fund Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio(C)
Transamerica Asset Allocation-Conservative Portfolio
Class A	$1,000.00	$1,020.40	$2.95	$1,022.22	$2.95	0.58%
Class B	1,000.00	1,015.80	6.44	1,018.75	6.44	1.27
Class C	1,000.00	1,016.30	6.23	1,018.95	6.24	1.23
Class I	1,000.00	1,021.30	1.22	1,023.93	1.22	0.24
Class R	1,000.00	1,018.80	4.01	1,021.17	4.01	0.79
Transamerica Asset Allocation-Growth Portfolio
Class A	1,000.00	993.60	3.16	1,021.97	3.20	0.63
Class B	1,000.00	989.30	6.85	1,018.25	6.95	1.37
Class C	1,000.00	990.20	6.50	1,018.60	6.60	1.30
Class I	1,000.00	995.20	1.25	1,023.88	1.27	0.25
Class R	1,000.00	991.92	3.96	1,021.17	4.01	0.79
Transamerica Asset Allocation-Moderate Growth Portfolio
Class A	1,000.00	1,003.30	2.97	1,022.17	3.00	0.59
Class B	1,000.00	1,000.00	6.64	1,018.50	6.70	1.32
Class C	1,000.00	1,000.00	6.33	1,018.80	6.39	1.26
Class I	1,000.00	1,005.70	1.21	1,023.93	1.22	0.24
Class R	1,000.00	1,002.50	3.88	1,021.27	3.91	0.77
Transamerica Asset Allocation-Moderate Portfolio
Class A	1,000.00	1,009.90	2.83	1,022.32	2.85	0.56
Class B	1,000.00	1,006.60	6.56	1,018.60	6.60	1.30
Class C	1,000.00	1,006.60	6.20	1,018.95	6.24	1.23
Class I	1,000.00	1,012.40	1.21	1,023.93	1.22	0.24
Class R	1,000.00	1,009.10	3.84	1,021.32	3.86	0.76
Transamerica Multi-Manager Alternative Strategies Portfolio
Class A	1,000.00	1,024.80	3.77	1,021.42	3.76	0.74
Class C	1,000.00	1,020.80	7.31	1,017.90	7.30	1.44
Class I	1,000.00	1,025.80	1.94	1,023.23	1.93	0.38

Transamerica Funds		Annual Report 2012

Understanding Your Funds’ Expenses (continued)

(unaudited)

		Actual Expenses		Hypothetical Expenses(A)
Fund Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio(C)
Transamerica Multi-Manager International Portfolio
Class A	$1,000.00	$993.50	$3.26	$1,021.87	$3.30	0.65%
Class B	1,000.00	990.30	7.25	1,017.85	7.35	1.45
Class C	1,000.00	990.30	6.85	1,018.25	6.95	1.37
Class I	1,000.00	996.80	1.25	1,023.88	1.27	0.25

(A)	5% return per year before expenses.
(B)

Expenses are calculated using the funds’ annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days), and divided by the number of days in the year (366 days).

(C)	Expense ratios do not include expenses of the investment companies in which the funds invest.

Transamerica Funds		Annual Report 2012

Schedules of Investments Composition

At October 31, 2012

(The following charts summarize the Schedules of Investments of each fund by asset type)

(unaudited)

Transamerica Asset Allocation—Conservative Portfolio	% of Net Assets
Fixed Income	52.2%
U.S. Equity	23.0
Tactical and Specialty	14.3
Inflation-Protected Securities	6.1
Global/International Equity	4.5
Other Assets and Liabilities—Net	(0.1)

Total	100.0%

% of Net
Transamerica Asset Allocation—Growth Portfolio	Assets
U.S. Equity	75.3%
Global/International Equity	16.6
Tactical and Specialty	8.2
Fixed Income	0.0	(A)
Other Assets and Liabilities—Net	(0.1)

Total	100.0%

Transamerica Asset Allocation—Moderate Growth Portfolio	% of Net Assets
U.S. Equity	54.5%
Fixed Income	19.7
Tactical and Specialty	12.0
Global/International Equity	10.9
Inflation-Protected Securities	3.0
Other Assets and Liabilities—Net	(0.1)

Total	100.0%

% of Net
Transamerica Asset Allocation—Moderate Portfolio	Assets
U.S. Equity	40.1%
Fixed Income	36.6
Tactical and Specialty	13.4
Global/International Equity	6.3
Inflation-Protected Securities	3.7
Other Assets and Liabilities—Net	(0.1)

Total	100.0%

Transamerica Multi-Manager Alternative Strategies Portfolio	% of Net Assets
Tactical and Specialty	69.2%
Fixed Income	17.1
Global/International Equity	9.3
Inflation-Protected Securities	4.1
Other Assets and Liabilities—Net	0.3

Total	100.0%

% of Net
Transamerica Multi-Manager International Portfolio	Assets
Global/International Equity	89.7%
Tactical and Specialty	10.6
Other Assets and Liabilities—Net	(0.3)

Total	100.0%

(A)	Amount rounds to less than 0.1%.

Transamerica Funds		Annual Report 2012

Transamerica Asset Allocation—Conservative Portfolio

SCHEDULE OF INVESTMENTS

At October 31, 2012

		Value
	Shares	(000’s)
INVESTMENT COMPANIES—100.1%
Fixed Income—52.2%
Transamerica Core Bond p	19,942,243	$216,573
Transamerica Emerging Markets Debt p	1,739,177	20,105
Transamerica Flexible Income p	1,852,875	17,380
Transamerica High Yield Bond p	3,094,093	29,920
Transamerica International Bond p	1,072,039	11,289
Transamerica Money Market p	5,175,039	5,175
Transamerica Short-Term Bond p	8,993,505	92,813
Transamerica Total Return p	20,111,013	219,008
Global/International Equity—4.5%
Transamerica Developing Markets Equity p	540,925	6,486
Transamerica Emerging Markets Equity p ‡	78,957	745
Transamerica International p	778,438	7,053
Transamerica International Equity p	160,051	2,345
Transamerica International Equity Opportunities p	775,550	5,755
Transamerica International Small Cap p	625,579	4,942
Transamerica International Value Opportunities p	712,369	6,304
Transamerica Value p	830,281	18,963
Inflation-Protected Securities—6.1%
Transamerica Real Return TIPS p	6,058,859	71,131
Tactical and Specialty—14.3%
Transamerica Arbitrage Strategy p	1,988,814	19,669
Transamerica Bond p	6,745,147	72,174
Transamerica Commodity Strategy p	1,203,138	11,634
Transamerica Global Allocation p	1,926,436	21,268
Transamerica Global Macro p ‡	1,681,149	9,700
Transamerica Global Real Estate Securities p	78,978	1,017
Transamerica Long/Short Strategy p ‡	1,210,386	9,877
Transamerica Managed Futures Strategy p	2,354,178	22,035

		Value
	Shares	(000’s)
U.S. Equity—23.0%
Transamerica Capital Growth p	1,178,926	$12,732
Transamerica Diversified Equity p	3,308,633	44,964
Transamerica Growth p	3,261,210	43,765
Transamerica Growth Opportunities p	1,790,150	15,539
Transamerica Large Cap Growth p ‡	308,457	3,048
Transamerica Large Cap Value p	4,538,965	53,561
Transamerica Large Company p	3,794,736	37,985
Transamerica Mid Cap Value p	661,417	8,618
Transamerica Select Equity p	3,272,899	37,475
Transamerica Small Cap Growth p ‡	821,811	7,700
Transamerica Small Cap Value p ‡	453,017	4,458
Transamerica Small Company Growth Liquidating Trust ‡ d Ə § Δ	20,842	208

Total Investment Companies (cost $1,065,466) P		1,173,414

Other Assets and Liabilities—Net		(1,252)

Net Assets		$1,172,162

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

p	The fund invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
‡	Non-income producing security.
d	Investment in affiliated company of Transamerica Asset Management, Inc.
Ə	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $208, or 0.02% of the fund’s net assets.
P	Aggregate cost for federal income tax purposes is $1,071,293. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $108,597 and $6,476, respectively. Net unrealized appreciation for tax purposes is $102,121.
§	Illiquid. Total aggregate market value of illiquid securities is $208, or 0.02% of the fund’s net assets.
Δ	Restricted Security. At 10/31/2012, the fund owned the respective securities which were restricted as to public resale:

		Acquisition			Value as % of
Investment Security	Description	Date	Cost	Value	Net Assets
Investment Companies	Transamerica Small Company	10/26/2012	$208	$208	0.02%
	Growth Liquidating Trust

VALUATION SUMMARY (all amounts in thousands): '

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value at 10/31/2012
Investment Companies	$1,173,206	$—	$208	$1,173,414

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Asset Allocation—Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

VALUATION SUMMARY (all amounts in thousands) (continued): '

Level 3 Rollforward—Investment Securities

Securities	Beginning Balance at 10/31/2011	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 10/31/2012 ₪	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at 10/31/2012
Investment Companies	$—	$208	$—	$—	$—	$—	$—	$—	$208	$—

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 10/31/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
₪	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Asset Allocation—Growth Portfolio

SCHEDULE OF INVESTMENTS

At October 31, 2012

		Value
	Shares	(000’s)
INVESTMENT COMPANIES—100.1%
Fixed Income—0.0% ¥
Transamerica Money Market p	60,260	$60
Global/International Equity—16.6%
Transamerica Developing Markets Equity p	4,207,392	50,446
Transamerica Emerging Markets Equity p ‡	1,142,882	10,789
Transamerica International p	3,864,956	35,017
Transamerica International Equity p	2,427,903	35,569
Transamerica International Equity Opportunities p	1,233,191	9,150
Transamerica International Small Cap p	2,216,053	17,507
Transamerica International Value Opportunities p	2,373,751	21,008
Transamerica Value p	1,975,222	45,114
Tactical and Specialty—8.2%
Transamerica Arbitrage Strategy p	271,102	2,681
Transamerica Commodity Strategy p	2,065,499	19,973
Transamerica Global Allocation p	991,014	10,941
Transamerica Global Real Estate Securities p	2,895,008	37,288
Transamerica Managed Futures Strategy p	4,315,569	40,394

		Value
	Shares	(000’s)
U.S. Equity—75.3%
Transamerica Capital Growth p	6,180,246	$66,747
Transamerica Diversified Equity p	10,782,616	146,535
Transamerica Growth p	10,679,349	143,317
Transamerica Growth Opportunities p	5,046,162	43,801
Transamerica Large Cap Growth p ‡	1,015,815	10,036
Transamerica Large Cap Value p	17,367,257	204,933
Transamerica Large Company p	14,404,394	144,188
Transamerica Mid Cap Value p	4,605,183	60,006
Transamerica Select Equity p	12,746,673	145,948
Transamerica Small Cap Growth p ‡	2,746,911	25,739
Transamerica Small Cap Value p ‡	3,074,160	30,250
Transamerica Small Company Growth Liquidating Trust ‡ d Ə § Δ	69,664	697

Total Investment Companies (cost $1,133,381) P		1,358,134
Other Assets and Liabilities—Net		(1,954)

Net Assets		$1,356,180

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

p	The fund invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
¥	Percentage rounds to less than 0.1%.
‡	Non-income producing security.
d	Investment in affiliated company of Transamerica Asset Management, Inc.
Ə	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $697, or 0.05% of the fund’s net assets.
P	Aggregate cost for federal income tax purposes is $1,146,465. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $216,354 and $4,685, respectively. Net unrealized appreciation for tax purposes is $211,669.
§	Illiquid. Total aggregate market value of illiquid securities is $697, or 0.05% of the fund’s net assets.
Δ	Restricted Security. At 10/31/2012, the fund owned the respective securities which were restricted as to public resale:

		Acquisition			Value as % of
Investment Security	Description	Date	Cost	Value	Net Assets
Investment Companies	Transamerica Small Company	10/26/2012	$697	$697	0.05%
	Growth Liquidating Trust

VALUATION SUMMARY (all amounts in thousands): '

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	10/31/2012
Investment Companies	$1,357,437	$—	$697	$1,358,134

Level 3 Rollforward—Investment Securities

Securities	Beginning Balance at 10/31/2011	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 10/31/2012 ₪	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at 10/31/2012
Investment Companies	$—	$697	$—	$—	$—	$—	$—	$—	$697	$—

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 10/31/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
₪	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Asset Allocation—Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS

At October 31, 2012

	Shares	Value (000’s)
INVESTMENT COMPANIES—100.1%
Fixed Income—19.7%
Transamerica Core Bond p	18,002,960	$195,512
Transamerica Emerging Markets Debt p	1,849,285	21,378
Transamerica High Yield Bond p	5,249,767	50,765
Transamerica International Bond p	2,027,180	21,346
Transamerica Short-Term Bond p	6,429	66
Transamerica Total Return p	24,422,571	265,962
Global/International Equity – 10.9%
Transamerica Developing Markets Equity p	4,352,926	52,192
Transamerica Emerging Markets Equity p ‡	1,361,509	12,853
Transamerica International p	6,799,258	61,601
Transamerica International Equity p	1,978,284	28,982
Transamerica International Equity Opportunities p	1,991,650	14,778
Transamerica International Small Cap p	3,289,805	25,989
Transamerica International Value Opportunities p	3,865,844	34,213
Transamerica Value p	3,323,286	75,903
Inflation-Protected Securities—3.0%
Transamerica Real Return TIPS p	7,107,881	83,447
Tactical and Specialty—12.0%
Transamerica Arbitrage Strategy p	2,738,804	27,087
Transamerica Bond p	5,285,310	56,553
Transamerica Commodity Strategy p	5,315,642	51,402
Transamerica Global Allocation p	6,088,248	67,214
Transamerica Global Real Estate Securities p	4,148,694	53,435
Transamerica Managed Futures Strategy p	8,835,925	82,705

	Shares	Value (000’s)
U.S. Equity—54.5%
Transamerica Capital Growth p	7,874,938	$85,049
Transamerica Diversified Equity p	16,363,016	222,373
Transamerica Growth p	15,840,935	212,585
Transamerica Growth Opportunities p	9,571,982	83,085
Transamerica Large Cap Growth p ‡	1,477,358	14,596
Transamerica Large Cap Value p	26,794,866	316,180
Transamerica Large Company p	22,513,616	225,362
Transamerica Mid Cap Value p	7,202,840	93,853
Transamerica Select Equity p	19,249,256	220,404
Transamerica Small Cap Growth p ‡	2,504,451	23,467
Transamerica Small Cap Value p ‡	3,706,107	36,468
Transamerica Small Company Growth Liquidating Trust ‡ d Ə § Δ	63,515	635

Total Investment Companies (cost $2,445,812) P		2,817,440
Other Assets and Liabilities—Net		(3,918)

Net Assets		$2,813,522

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

p	The fund invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
‡	Non-income producing security.
d	Investment in affiliated company of Transamerica Asset Management, Inc.
Ə	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $635, or 0.02% of the fund’s net assets.
P	Aggregate cost for federal income tax purposes is $2,473,287. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $353,174 and $9,021, respectively. Net unrealized appreciation for tax purposes is $344,153.
§	Illiquid. Total aggregate market value of illiquid securities is $635, or 0.02% of the fund’s net assets.
Δ	Restricted Security. At 10/31/2012, the fund owned the respective securities which were restricted as to public resale:

Investment Security	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	$635	$635	0.02%

VALUATION SUMMARY (all amounts in thousands): '

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/2012
Investment Companies	$2,816,805	$—	$635	$2,817,440

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Asset Allocation—Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

VALUATION SUMMARY (all amounts in thousands) (continued): '

Level 3 Rollforward—Investment Securities

Securities	Beginning Balance at 10/31/2011	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 10/31/2012 ₪	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at 10/31/2012
Investment Companies	$—	$635	$—	$—	$—	$—	$—	$—	$635	$—

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 10/31/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
₪	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

Transamerica Funds		Annual Report 2012

Transamerica Asset Allocation—Moderate Portfolio

SCHEDULE OF INVESTMENTS

At October 31, 2012

	Shares	Value (000’s)
INVESTMENT COMPANIES—100.1%
Fixed Income—36.6%
Transamerica Core Bond p	17,834,313	$193,681
Transamerica Emerging Markets Debt p	2,769,784	32,019
Transamerica Flexible Income p	4,708,939	44,170
Transamerica High Yield Bond p	3,765,022	36,408
Transamerica International Bond p	2,537,925	26,724
Transamerica Money Market p	3,864,656	3,865
Transamerica Short-Term Bond p	13,855,980	142,994
Transamerica Total Return p	26,291,042	286,308
Global/International Equity—6.3%
Transamerica Developing Markets Equity p	1,530,310	18,348
Transamerica Emerging Markets Equity p ‡	238,797	2,254
Transamerica International p	2,310,225	20,931
Transamerica International Equity p	704,565	10,322
Transamerica International Equity Opportunities p	2,030,978	15,070
Transamerica International Small Cap p	1,710,857	13,516
Transamerica International Value Opportunities p	1,791,371	15,854
Transamerica Value p	1,596,182	36,456
Inflation-Protected Securities—3.7%
Transamerica Real Return TIPS p	6,678,826	78,409
Tactical and Specialty—13.4%
Transamerica Arbitrage Strategy p	3,427,007	33,893
Transamerica Bond p	8,800,213	94,162
Transamerica Commodity Strategy p	3,053,731	29,530
Transamerica Global Allocation p	3,739,477	41,284
Transamerica Global Macro p ‡	2,254,487	13,008
Transamerica Global Real Estate Securities p	1,156,367	14,894
Transamerica Long/Short Strategy p ‡	1,731,547	14,129
Transamerica Managed Futures Strategy p	4,302,310	40,270

	Shares	Value (000’s)
U.S. Equity—40.1%
Transamerica Capital Growth p	3,717,081	$40,144
Transamerica Diversified Equity p	10,662,846	144,908
Transamerica Growth p	10,183,804	136,667
Transamerica Growth Opportunities p	5,075,278	44,053
Transamerica Large Cap Growth p ‡	911,315	9,004
Transamerica Large Cap Value p	13,708,560	161,762
Transamerica Large Company p	11,145,454	111,566
Transamerica Mid Cap Value p	3,261,005	42,491
Transamerica Select Equity p	9,562,415	109,490
Transamerica Small Cap Growth p ‡	1,551,497	14,538
Transamerica Small Cap Value p ‡	2,233,451	21,977
Transamerica Small Company Growth Liquidating Trust ‡ d Ə § Δ	39,347	393

Total Investment Companies (cost $1,864,735) P		2,095,492
Other Assets and Liabilities—Net		(2,833)

Net Assets		$2,092,659

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

p	The fund invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
‡	Non-income producing security.
d	Investment in affiliated company of Transamerica Asset Management, Inc.
Ә	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $393, or 0.02% of the fund’s net assets.
P	Aggregate cost for federal income tax purposes is $1,876,988. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $233,215 and $14,711, respectively. Net unrealized appreciation for tax purposes is $218,504.
§	Illiquid. Total aggregate market value of illiquid securities is $393, or 0.02% of the fund’s net assets
Δ	Restricted Security. At 10/31/2012, the fund owned the respective securities which were restricted as to public resale:

Investment Security	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	$393	$393	0.02%

VALUATION SUMMARY (all amounts in thousands): '

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/2012
Investment Companies	$2,095,099	$—	$393	$2,095,492

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Asset Allocation—Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

VALUATION SUMMARY (all amounts in thousands) (continued): '

Level 3 Rollforward—Investment Securities

Securities	Beginning Balance at 10/31/2011	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 10/31/2012 ₪	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at 10/31/2012
Investment Companies	$—	$393	$—	$—	$—	$—	$—	$—	$393	$—

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 10/31/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
₪	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

Transamerica Funds		Annual Report 2012

Transamerica Multi-Manager Alternative Strategies Portfolio

SCHEDULE OF INVESTMENTS

At October 31, 2012

	Shares	Value (000’s)
INVESTMENT COMPANIES—99.7% p
Fixed Income—17.1%
Transamerica Emerging Markets Debt	3,951,985	$45,685
Transamerica Money Market	3,081,716	3,082
Transamerica Short-Term Bond	3,458,532	35,692
Global/International Equity—9.3%
Transamerica Developing Markets Equity	1,508,568	18,088
Transamerica International Small Cap	3,528,606	27,876
Inflation-Protected Securities—4.1%
Transamerica Real Return TIPS	1,747,323	20,514
Tactical and Specialty—69.2%
Transamerica Arbitrage Strategy	3,330,604	32,940
Transamerica Bond	5,940,606	63,564
Transamerica Commodity Strategy	3,832,827	37,063
Transamerica Global Macro ‡	13,071,141	75,419
Transamerica Global Real Estate Securities	2,688,967	34,634
Transamerica Long/Short Strategy ‡	8,219,834	67,074
Transamerica Managed Futures Strategy	3,405,397	31,875

Total Investment Companies (cost $491,657) P		493,506
Other Assets and Liabilities—Net		1,596

Net Assets		$495,102

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

p	The fund invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
‡	Non-income producing security.
P	Aggregate cost for federal income tax purposes is $496,041. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $11,924 and $14,457, respectively. Net unrealized depreciation for tax purposes is $2,533.

VALUATION SUMMARY (all amounts in thousands): '

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/2012
Investment Companies	$493,506	$—	$—	$493,506

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 10/31/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Multi-Manager International Portfolio

SCHEDULE OF INVESTMENTS

At October 31, 2012

	Shares	Value (000’s)
INVESTMENT COMPANIES—100.3% p
Global/International Equity—89.7%
Transamerica Developing Markets Equity	2,196,264	$26,333
Transamerica Emerging Markets Equity ‡	1,723,043	16,266
Transamerica International	4,467,007	40,472
Transamerica International Equity	1,845,338	27,034
Transamerica International Equity Opportunities	4,546,541	33,735
Transamerica International Small Cap	1,467,098	11,590
Transamerica International Value Opportunities	4,435,871	39,257
Tactical and Specialty—10.6%
Transamerica Global Allocation	992,247	10,955
Transamerica Global Macro ‡	645,605	3,725
Transamerica Global Real Estate Securities	655,310	8,440

Total Investment Companies (cost $217,855) P		217,807
Other Assets and Liabilities—Net		(626)

Net Assets		$217,181

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

p	The fund invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
‡	Non-income producing security.
P	Aggregate cost for federal income tax purposes is $221,306. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $4,694 and $8,193, respectively. Net unrealized depreciation for tax purposes is $3,499.

VALUATION SUMMARY (all amounts in thousands): '

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/2012
Investment Companies	$217,807	$—	$—	$217,807

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 10/31/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

STATEMENTS OF ASSETS AND LIABILITIES

At October 31, 2012

(all amounts except per share amounts in thousands)

	Transamerica Asset Allocation - Conservative Portfolio		Transamerica Asset Allocation - Growth Portfolio		Transamerica Asset Allocation - Moderate Growth Portfolio		Transamerica Asset Allocation - Moderate Portfolio	Transamerica Multi-Manager Alternative Strategies Portfolio		Transamerica Multi-Manager International Portfolio
Assets:
Investments in affiliated investment companies, at value	$1,173,414		$1,358,134		$2,817,440		$2,095,492	$493,506		$217,807
Cash	—	(A)	—	(A)	—		1	—		—
Receivables:
Affiliated investment securities sold	1,164		1,167		2,232		3,447	—		307
Shares of beneficial interest sold	2,415		1,217		3,452		2,588	4,064		317
Dividends	38		—	(A)	—	(A)	58	14		—
Prepaid expenses	4		5		10		7	2		1

	$1,177,035		$1,360,523		$2,823,134		$2,101,593	$497,586		$218,432

Liabilities:
Accounts payable and accrued liabilities:
Affiliated investment securities purchased	$—		$—		$—		$—	$959		$—
Shares of beneficial interest redeemed	3,818		3,013		6,969		7,031	1,138		1,028
Management and advisory fees	106		125		258		191	88		22
Distribution and service fees	725		846		1,788		1,323	176		117
Trustees fees	4		5		10		7	1		1
Transfer agent fees	101		203		316		186	53		36
Administration fees	19		22		45		34	8		4
Due to custodian	—		—		1		—	—	(A)	—	(A)
Other	100		129		225		162	61		43

	$4,873		$4,343		$9,612		$8,934	$2,484		$1,251

Net assets	$1,172,162		$1,356,180		$2,813,522		$2,092,659	$495,102		$217,181

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$1,065,282		$1,340,836		$2,686,774		$1,890,634	$501,447		$319,921
Undistributed (accumulated) net investment income (loss)	560		(5,372)		3,137		11,924	2,795		(1,730)
Accumulated net realized loss from investments in affiliated investment companies	(1,628)		(204,037)		(248,017)		(40,656)	(10,989)		(100,962)
Net unrealized appreciation (depreciation) on investments in affiliated investment companies	107,948		224,753		371,628		230,757	1,849		(48)

Net assets	$1,172,162		$1,356,180		$2,813,522		$2,092,659	$495,102		$217,181

Net assets by class:
Class A	$495,444		$601,498		$1,181,926		$866,505	$176,808		$86,834
Class B	65,549		106,594		213,032		115,595			9,847
Class C	584,283		629,208		1,379,454		1,069,033	142,788		92,050
Class I	24,297		17,219		34,145		36,572	175,506		28,450
Class R	2,589		1,661		4,965		4,954
Shares outstanding:
Class A	42,246		48,643		95,773		70,671	17,824		9,416
Class B	5,620		8,830		17,298		9,426			1,075
Class C	50,179		52,184		112,535		87,840	14,538		10,060
Class I	2,067		1,390		2,764		2,979	17,653		3,084
Class R	219		135		404		406
Net asset value per share:
Class A	$11.73		$12.37		$12.34		$12.26	$9.92		$9.22
Class B	11.66		12.07		12.32		12.26			9.16
Class C	11.64		12.06		12.26		12.17	9.82		9.15
Class I	11.75		12.39		12.36		12.28	9.94		9.23
Class R	11.81		12.27		12.28		12.20
Maximum offering price per share: (B)
Class A	$12.41		$13.09		$13.06		$12.97	$10.50		$9.76

Investments in affiliated investment companies, at cost	$1,065,466		$1,133,381		$2,445,812		$1,864,735	$491,657		$217,855

(A)	Rounds to less than $1.
(B)

Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, I, and R shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

STATEMENTS OF OPERATIONS

For the year ended October 31, 2012

(all amounts in thousands)

	Transamerica Asset Allocation - Conservative Portfolio	Transamerica Asset Allocation - Growth Portfolio	Transamerica Asset Allocation - Moderate Growth Portfolio	Transamerica Asset Allocation - Moderate Portfolio	Transamerica Multi-Manager Alternative Strategies Portfolio	Transamerica Multi-Manager International Portfolio
Investment income:
Dividend income from affiliated investment companies	$34,993	$17,095	$55,337	$53,406	$13,009	$5,844

Expenses:
Management and advisory	1,170	1,412	2,898	2,129	913	240
Distribution and service:
Class A	1,559	1,936	3,762	2,781	529	318
Class B	715	1,226	2,449	1,314		113
Class C	5,842	6,581	14,305	10,816	1,426	1,021
Class R	12	13	26	24
Transfer agent:
Class A	632	1,115	1,634	1,035	265	188
Class B	95	282	450	219		41
Class C	432	959	1,588	905	218	203
Class I	20	18	30	33	159	29
Class R	5	4	7	7
Printing and shareholder reports	130	218	382	241	114	58
Custody	50	50	91	73	16	12
Administration	185	224	459	338	73	38
Legal	39	46	94	70	16	7
Audit and tax	17	17	19	18	16	16
Trustees	23	27	56	41	9	5
Registration	68	69	85	76	26	42
Other	21	26	51	37	8	7

Total expenses	11,015	14,223	28,386	20,157	3,788	2,338

Reimbursement of class expenses:
Class B	—	—	—	—		(10)

Total reimbursed expenses	—	—	—	—	—	(10)

Net expenses	11,015	14,223	28,386	20,157	3,788	2,328

Net investment income	23,978	2,872	26,951	33,249	9,221	3,516

Net realized and change in unrealized gain (loss) on investments in affiliated investment companies:
Realized gain (loss) from investments in affiliated investment companies	5,846	(2,145)	(1,340)	9,659	(7,327)	(27,540)
Realized gain distributions from investments in affiliated investment companies	23,368	51,539	84,831	55,030	6,407	20,778

Net realized gain (loss)	29,214	49,394	83,491	64,689	(920)	(6,762)

Net change in unrealized appreciation (depreciation) on investments in affiliated investment companies	28,221	63,301	113,226	56,231	13,547	11,889

Net realized and change in unrealized gain on investments in affiliated investment companies	57,435	112,695	196,717	120,920	12,627	5,127

Net increase in net assets resulting from operations	$81,413	$115,567	$223,668	$154,169	$21,848	$8,643

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended:

(all amounts in thousands)

	Transamerica Asset Allocation - Conservative Portfolio		Transamerica Asset Allocation - Growth Portfolio		Transamerica Asset Allocation - Moderate Growth Portfolio
	October 31, 2012	October 31, 2011	October 31, 2012	October 31, 2011	October 31, 2012	October 31, 2011
From operations:
Net investment income	$23,978	$27,617	$2,872	$3,963	$26,951	$39,736
Net realized gain (loss) on investments in affiliated investment companies	29,214	11,302	49,394	(34,168)	83,491	(57,374)
Net change in unrealized appreciation (depreciation) on investments in affiliated investment companies	28,221	(16,757)	63,301	57,335	113,226	48,265

Net increase in net assets resulting from operations	81,413	22,162	115,567	27,130	223,668	30,627

Distributions to shareholders:
From net investment income:
Class A	(11,562)	(12,895)	(6,830)	(2,961)	(16,912)	(17,502)
Class B	(1,279)	(2,083)	(369)	—	(1,425)	(2,633)
Class C	(10,476)	(12,537)	(3,104)	—	(10,880)	(13,326)
Class I	(475)	(351)	(225)	(118)	(422)	(311)
Class R	(47)	(70)	(29)	(15)	(64)	(75)

Total distributions to shareholders	(23,839)	(27,936)	(10,557)	(3,094)	(29,703)	(33,847)

Capital share transactions:
Proceeds from shares sold:
Class A	90,435	120,880	61,007	109,105	113,425	207,685
Class B	3,681	4,193	2,794	4,441	4,091	7,642
Class C	88,716	128,569	49,556	90,581	121,872	220,453
Class I	13,492	8,692	7,880	6,839	17,355	14,825
Class R	1,719	1,155	592	1,067	2,032	2,072

	198,043	263,489	121,829	212,033	258,775	452,677

Dividends and distributions reinvested:
Class A	10,842	11,905	6,504	2,805	16,008	16,525
Class B	1,043	1,667	342	—	1,327	2,389
Class C	8,162	9,441	2,625	—	8,889	10,584
Class I	299	124	150	69	270	141
Class R	37	51	24	12	53	54

	20,383	23,188	9,645	2,886	26,547	29,693

Cost of shares redeemed:
Class A	(129,090)	(142,522)	(144,552)	(170,151)	(261,040)	(276,893)
Class B	(13,890)	(23,572)	(24,640)	(35,823)	(45,906)	(70,998)
Class C	(119,271)	(158,188)	(154,676)	(194,816)	(314,988)	(367,790)
Class I	(5,497)	(4,425)	(6,628)	(5,399)	(8,632)	(7,575)
Class R	(1,711)	(1,850)	(2,904)	(1,180)	(2,767)	(2,206)

	(269,459)	(330,557)	(333,400)	(407,369)	(633,333)	(725,462)

Automatic conversions:
Class A	9,442	15,890	22,305	15,759	47,512	40,728
Class B	(9,442)	(15,890)	(22,305)	(15,759)	(47,512)	(40,728)

	—	—	—	—	—	—

Net decrease in net assets resulting from capital shares transactions	(51,033)	(43,880)	(201,926)	(192,450)	(348,011)	(243,092)

Net increase (decrease) in net assets	6,541	(49,654)	(96,916)	(168,414)	(154,046)	(246,312)

Net assets:
Beginning of year	$1,165,621	$1,215,275	$1,453,096	$1,621,510	$2,967,568	$3,213,880

End of year	$1,172,162	$1,165,621	$1,356,180	$1,453,096	$2,813,522	$2,967,568

Undistributed (accumulated) net investment income (loss)	$560	$421	$(5,372)	$2,302	$3,137	$5,889

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the years ended:

(all amounts in thousands)

	Transamerica Asset Allocation - Conservative Portfolio		Transamerica Asset Allocation - Growth Portfolio		Transamerica Asset Allocation - Moderate Growth Portfolio
	October 31, 2012	October 31, 2011	October 31, 2012	October 31, 2011	October 31, 2012	October 31, 2011
Share activity:
Shares issued:
Class A	7,916	10,680	5,107	9,083	9,485	17,330
Class B	326	374	240	378	343	639
Class C	7,849	11,414	4,238	7,687	10,259	18,447
Class I	1,173	767	657	567	1,441	1,247
Class R	148	101	50	90	171	173

	17,412	23,336	10,292	17,805	21,699	37,836

Shares issued- reinvested from dividends and distributions:
Class A	974	1,065	609	237	1,471	1,409
Class B	95	150	32	—	122	203
Class C	740	850	250	—	818	905
Class I	26	11	14	6	25	12
Class R	3	5	2	1	5	5

	1,838	2,081	907	244	2,441	2,534

Shares redeemed:
Class A	(11,289)	(12,591)	(12,098)	(14,322)	(21,897)	(23,275)
Class B	(1,227)	(2,085)	(2,105)	(3,055)	(3,845)	(5,948)
Class C	(10,524)	(14,060)	(13,259)	(16,611)	(26,547)	(30,978)
Class I	(479)	(393)	(551)	(454)	(724)	(640)
Class R	(148)	(161)	(244)	(98)	(234)	(185)

	(23,667)	(29,290)	(28,257)	(34,540)	(53,247)	(61,026)

Automatic conversions:
Class A	831	1,400	1,876	1,322	4,002	3,431
Class B	(835)	(1,407)	(1,916)	(1,353)	(4,001)	(3,438)

	(4)	(7)	(40)	(31)	1	(7)

Net increase (decrease) in shares outstanding:
Class A	(1,568)	554	(4,506)	(3,680)	(6,939)	(1,105)
Class B	(1,641)	(2,968)	(3,749)	(4,030)	(7,381)	(8,544)
Class C	(1,935)	(1,796)	(8,771)	(8,924)	(15,470)	(11,626)
Class I	720	385	120	119	742	619
Class R	3	(55)	(192)	(7)	(58)	(7)

	(4,421)	(3,880)	(17,098)	(16,522)	(29,106)	(20,663)

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the years ended:

(all amounts in thousands)

	Transamerica Asset Allocation - Moderate Portfolio		Transamerica Multi- Manager Alternative Strategies Portfolio		Transamerica Multi- Manager International Portfolio
	October 31, 2012	October 31, 2011	October 31, 2012	October 31, 2011	October 31, 2012	October 31, 2011
From operations:
Net investment income	$33,249	$42,880	$9,221	$4,715	$3,516	$1,659
Net realized gain (loss) on investments in affiliated investment companies	64,689	(12,582)	(920)	515	(6,762)	185
Net change in unrealized appreciation (depreciation) on investments in affiliated investment companies	56,231	10,813	13,547	(12,134)	11,889	(24,184)

Net increase (decrease) in net assets resulting from operations	154,169	41,111	21,848	(6,904)	8,643	(22,340)

Distributions to shareholders:
From net investment income:
Class A	(17,705)	(17,338)	(3,927)	(884)	(3,129)	(1,063)
Class B	(1,546)	(2,599)			(241)	(2)
Class C	(14,760)	(16,101)	(2,403)	(101)	(2,300)	(264)
Class I	(618)	(434)	(3,398)	(428)	(853)	(367)
Class R	(83)	(83)

Total distributions to shareholders	(34,712)	(36,555)	(9,728)	(1,413)	(6,523)	(1,696)

Capital share transactions:
Proceeds from shares sold:
Class A	112,835	184,563	79,008	108,121	13,297	37,207
Class B	2,781	4,936			208	588
Class C	126,029	200,075	31,436	62,110	5,925	18,319
Class I	17,785	15,868	109,257	118,372	15,564	21,249
Class R	2,805	2,487

	262,235	407,929	219,701	288,603	34,994	77,363

Dividends and distributions reinvested:
Class A	16,590	16,143	3,362	777	2,856	961
Class B	1,400	2,297			209	2
Class C	11,685	12,286	2,026	82	1,783	197
Class I	403	225	2,236	240	315	93
Class R	54	49

	30,132	31,000	7,624	1,099	5,163	1,253

Cost of shares redeemed:
Class A	(215,867)	(216,548)	(81,245)	(62,089)	(48,777)	(45,790)
Class B	(23,056)	(41,778)			(3,560)	(3,842)
Class C	(217,870)	(267,702)	(35,618)	(32,869)	(34,618)	(35,689)
Class I	(9,692)	(7,433)	(60,925)	(29,816)	(16,190)	(18,017)
Class R	(3,477)	(1,514)

	(469,962)	(534,975)	(177,788)	(124,774)	(103,145)	(103,338)

Automatic conversions:
Class A	25,725	35,441	—	—	476	746
Class B	(25,725)	(35,441)			(476)	(746)

	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from capital shares transactions	(177,595)	(96,046)	49,537	164,928	(62,988)	(24,722)

Net increase (decrease) in net assets	(58,138)	(91,490)	61,657	156,611	(60,868)	(48,758)

Net assets:
Beginning of year	$2,150,797	$2,242,287	$433,445	$276,834	$278,049	$326,807

End of year	$2,092,659	$2,150,797	$495,102	$433,445	$217,181	$278,049

Undistributed (accumulated) net investment income (loss)	$11,924	$13,387	$2,795	$3,302	$(1,730)	$1,277

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the years ended:

(all amounts in thousands)

Transamerica Asset Allocation - Moderate Portfolio	Transamerica Multi- Manager Alternative Strategies Portfolio	Transamerica Multi- Manager International Portfolio
October 31, 2012	October 31, 2011	October 31, 2012	October 31, 2011	October 31, 2012	October 31, 2011
Share activity:
Shares issued:
Class A	9,514	15,643	8,164	10,915	1,489	3,714
Class B	235	418	24	60
Class C	10,685	17,023	3,261	6,315	678	1,838
Class I	1,496	1,341	11,313	11,963	1,730	2,122
Class R	237	214

22,167	34,639	22,738	29,193	3,921	7,734

Shares issued-reinvested from dividends and distributions:
Class A	1,507	1,400	365	79	358	97
Class B	126	198	26	—	(A)
Class C	1,063	1,069	221	9	223	20
Class I	37	19	243	25	39	9
Class R	5	4

2,738	2,690	829	113	646	126

Shares redeemed:
Class A	(18,178)	(18,400)	(8,434)	(6,308)	(5,467)	(4,678)
Class B	(1,940)	(3,537)	(406)	(393)
Class C	(18,458)	(22,830)	(3,695)	(3,354)	(3,926)	(3,634)
Class I	(819)	(633)	(6,322)	(3,036)	(1,841)	(1,821)
Class R	(296)	(129)

(39,691)	(45,529)	(18,451)	(12,698)	(11,640)	(10,526)

Automatic conversions:
Class A	2,178	3,007	—	—	54	75
Class B	(2,172)	(3,007)	(54)	(75)

6	—	—	—	—	—

Net increase (decrease) in shares outstanding:
Class A	(4,979)	1,650	95	4,686	(3,566)	(792)
Class B	(3,751)	(5,928)	(410)	(408)
Class C	(6,710)	(4,738)	(213)	2,970	(3,025)	(1,776)
Class I	714	727	5,234	8,952	(72)	310
Class R	(54)	89

(14,780)	(8,200)	5,116	16,608	(7,073)	(2,666)

(A)	Rounds to less than 1 share.

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

FINANCIAL HIGHLIGHTS

For the period or years ended:

	Transamerica Asset Allocation - Conservative Portfolio
	Class A
For a share outstanding throughout each period	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of year	$11.17	$11.22	$10.42	$8.99	$12.40

Investment operations
From net investment income(A),(B)	0.28	0.30	0.35	0.40	0.36
From net realized and unrealized gain (loss) on affiliated investments	0.55	(0.06)	0.83	1.46	(3.21)

Total from investment operations	0.83	0.24	1.18	1.86	(2.85)

Distributions
Net investment income	(0.27)	(0.29)	(0.38)	(0.43)	(0.32)
Net realized gains on affiliated investments	—	—	—	—	(0.24)

Total distributions	(0.27)	(0.29)	(0.38)	(0.43)	(0.56)

Net asset value
End of year	$11.73	$11.17	$11.22	$10.42	$8.99

Total return(C)	7.55%	2.20%	11.59%	21.76%	(23.86)%

Net assets end of year (000’s)	$495,444	$489,240	$485,473	$360,558	$268,516

Ratio and supplemental data

Expenses to average net assets:(D)
After reimbursement/recapture	0.59%	0.62%	0.63%	0.65%	0.62%
Before reimbursement/recapture	0.59%	0.62%	0.63%	0.65%	0.62%
Net investment income to average net assets(B)	2.40%	2.63%	3.28%	4.27%	3.22%
Portfolio turnover rate(E)	20%	31%	16%	27%	10%

	Transamerica Asset Allocation - Conservative Portfolio
	Class B
For a share outstanding throughout each period	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of year	$11.11	$11.17	$10.38	$8.97	$12.36

Investment operations
From net investment income(A),(B)	0.20	0.24	0.30	0.35	0.31
From net realized and unrealized gain (loss) on affiliated investments	0.55	(0.07)	0.80	1.45	(3.22)

Total from investment operations	0.75	0.17	1.10	1.80	(2.91)

Distributions
Net investment income	(0.20)	(0.23)	(0.31)	(0.39)	(0.24)
Net realized gains on affiliated investments	—	—	—	—	(0.24)

Total distributions	(0.20)	(0.23)	(0.31)	(0.39)	(0.48)

Net asset value
End of year	$11.66	$11.11	$11.17	$10.38	$8.97

Total return(C)	6.81%	1.50%	10.82%	21.01%	(24.36)%

Net assets end of year (000’s)	$65,549	$80,696	$114,303	$111,706	$93,268

Ratio and supplemental data

Expenses to average net assets:(D)
After reimbursement/recapture	1.28%	1.27%	1.26%	1.28%	1.24%
Before reimbursement/recapture	1.28%	1.27%	1.26%	1.28%	1.24%
Net investment income to average net assets(B)	1.78%	2.08%	2.81%	3.71%	2.72%
Portfolio turnover rate(E)	20%	31%	16%	27%	10%

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Transamerica Asset Allocation - Conservative Portfolio
	Class C
For a share outstanding throughout each period	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of year	$11.09	$11.16	$10.37	$8.96	$12.35

Investment operations
From net investment income(A),(B)	0.20	0.23	0.29	0.34	0.29
From net realized and unrealized gain (loss) on affiliated investments	0.55	(0.06)	0.82	1.46	(3.19)

Total from investment operations	0.75	0.17	1.11	1.80	(2.90)

Distributions
Net investment income	(0.20)	(0.24)	(0.32)	(0.39)	(0.25)
Net realized gains on affiliated investments	—	—	—	—	(0.24)

Total distributions	(0.20)	(0.24)	(0.32)	(0.39)	(0.49)

Net asset value
End of year	$11.64	$11.09	$11.16	$10.37	$8.96

Total return(C)	6.90%	1.50%	10.92%	21.09%	(24.30)%

Net assets end of year (000’s)	$584,283	$578,193	$601,625	$488,315	$364,153

Ratio and supplemental data

Expenses to average net assets:(D)
After reimbursement/recapture	1.22%	1.21%	1.22%	1.23%	1.22%
Before reimbursement/recapture	1.22%	1.21%	1.22%	1.23%	1.22%
Net investment income to average net assets(B)	1.77%	2.04%	2.75%	3.69%	2.61%
Portfolio turnover rate(E)	20%	31%	16%	27%	10%

	Transamerica Asset Allocation - Conservative Portfolio
	Class I
For a share outstanding throughout each period	October 31, 2012	October 31, 2011	October 31, 2010(F)
Net asset value
Beginning of period/year	$11.19	$11.24	$10.69

Investment operations
From net investment income(A),(B)	0.30	0.32	0.22
From net realized and unrealized gain (loss) on affiliated investments	0.56	(0.04)	0.75

Total from investment operations	0.86	0.28	0.97

Distributions
Net investment income	(0.30)	(0.33)	(0.42)

Net asset value
End of year	$11.75	$11.19	$11.24

Total return(C)	7.87%	2.52%	9.39	%(G)

Net assets end of year (000’s)	$24,297	$15,067	$10,813

Ratio and supplemental data

Expenses to average net assets:(D)
After reimbursement/recapture	0.25%	0.26%	0.28	%(H)
Before reimbursement/recapture	0.25%	0.26%	0.28	%(H)
Net investment income to average net assets(B)	2.58%	2.83%	2.24	%(H)
Portfolio turnover rate(E)	20%	31%	16	%(G)

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Transamerica Asset Allocation - Conservative Portfolio
	Class R
For a share outstanding throughout each period	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of year	$11.24	$11.29	$10.49	$9.05	$12.47

Investment operations
From net investment income(A),(B)	0.26	0.28	0.27	0.37	0.35
From net realized and unrealized gain (loss) on affiliated investments	0.55	(0.07)	0.88	1.49	(3.23)

Total from investment operations	0.81	0.21	1.15	1.86	(2.88)

Distributions
Net investment income	(0.24)	(0.26)	(0.35)	(0.42)	(0.30)
Net realized gains on affiliated investments	—	—	—	—	(0.24)

Total distributions	(0.24)	(0.26)	(0.35)	(0.42)	(0.54)

Net asset value
End of year	$11.81	$11.24	$11.29	$10.49	$9.05

Total return(C)	7.30%	1.90%	11.23%	21.59%	(23.98)%

Net assets end of year (000’s)	$2,589	$2,425	$3,061	$1,509	$1,089

Ratio and supplemental data

Expenses to average net assets:(D)
After reimbursement/recapture	0.85%	0.90%	0.88%	0.89%	0.82%
Before reimbursement/recapture	0.85%	0.90%	0.88%	0.89%	0.82%
Net investment income to average net assets(B)	2.23%	2.50%	2.56%	3.97%	3.14%
Portfolio turnover rate(E)	20%	31%	16%	27%	10%

	Transamerica Asset Allocation - Growth Portfolio
	Class A
For a share outstanding throughout each period	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of year	$11.49	$11.36	$9.92	$8.87	$15.46

Investment operations
From net investment income(A),(B)	0.07	0.07	0.05	0.12	0.15
From net realized and unrealized gain (loss) on affiliated investments	0.94	0.11	1.48	1.12	(6.29)

Total from investment operations	1.01	0.18	1.53	1.24	(6.14)

Distributions
Net investment income	(0.13)	(0.05)	(0.09)	(0.19)	(0.02)
Net realized gains on affiliated investments	—	—	—	—	(0.43)

Total distributions	(0.13)	(0.05)	(0.09)	(0.19)	(0.45)

Net asset value
End of year	$12.37	$11.49	$11.36	$9.92	$8.87

Total return(C)	8.96%	1.59%	15.55%	14.46%	(40.75)%

Net assets end of year (000’s)	$601,498	$610,951	$645,459	$574,500	$495,257

Ratio and supplemental data

Expenses to average net assets:(D)
After reimbursement/recapture	0.65%	0.67%	0.68%	0.73%	0.65%
Before reimbursement/recapture	0.65%	0.67%	0.68%	0.73%	0.65%
Net investment income to average net assets(B)	0.56%	0.58%	0.45%	1.41%	1.20%
Portfolio turnover rate(E)	21%	30%	10%	47%	12%

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Transamerica Asset Allocation - Growth Portfolio
	Class B
For a share outstanding throughout each period	October 31, 2012	October 31, 2011		October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of year	$11.20	$11.09		$9.70	$8.63	$15.13

Investment operations
From net investment income (loss)(A),(B)	(0.01)	—	(I)	(0.02)	0.07	0.08
From net realized and unrealized gain (loss) on affiliated investments	0.91	0.11		1.44	1.10	(6.15)

Total from investment operations	0.90	0.11		1.42	1.17	(6.07)

Distributions
Net investment income	(0.03)	—		(0.03)	(0.10)	—
Net realized gains on affiliated investments	—	—		—	—	(0.43)

Total distributions	(0.03)	—		(0.03)	(0.10)	(0.43)

Net asset value
End of year	$12.07	$11.20		$11.09	$9.70	$8.63

Total return(C)	8.08%	0.99%		14.65%	13.78%	(41.15)%

Net assets end of year (000’s)	$106,594	$140,909		$184,263	$192,054	$196,817

Ratio and supplemental data

Expenses to average net assets:(D)
After reimbursement/recapture	1.38%	1.36%		1.35%	1.40%	1.30%
Before reimbursement/recapture	1.38%	1.36%		1.35%	1.40%	1.30%
Net investment income (loss) to average net assets(B)	(0.12)%	(0.02)%		(0.18)%	0.84%	0.67%
Portfolio turnover rate(E)	21%	30%		10%	47%	12%

	Transamerica Asset Allocation - Growth Portfolio
	Class C
For a share outstanding throughout each period	October 31, 2012	October 31, 2011		October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of year	$11.20	$11.09		$9.69	$8.64	$15.13

Investment operations
From net investment income (loss)(A),(B)	(0.01)	—	(I)	(0.01)	0.08	0.08
From net realized and unrealized gain (loss) on affiliated investments	0.92	0.11		1.45	1.08	(6.14)

Total from investment operations	0.91	0.11		1.44	1.16	(6.06)

Distributions
Net investment income	(0.05)	—		(0.04)	(0.11)	—
Net realized gains on affiliated investments	—	—		—	—	(0.43)

Total distributions	(0.05)	—		(0.04)	(0.11)	(0.43)

Net asset value
End of year	$12.06	$11.20		$11.09	$9.69	$8.64

Total return(C)	8.22%	0.99%		14.86%	13.72%	(41.08)%

Net assets end of year (000’s)	$629,208	$682,872		$774,914	$763,086	$751,881

Ratio and supplemental data

Expenses to average net assets:(D)
After reimbursement/recapture	1.29%	1.29%		1.29%	1.33%	1.26%
Before reimbursement/recapture	1.29%	1.29%		1.29%	1.33%	1.26%
Net investment income (loss) to average net assets(B)	(0.08)%	—	%(J)	(0.12)%	0.90%	0.62%
Portfolio turnover rate(E)	21%	30%		10%	47%	12%

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Transamerica Asset Allocation - Growth Portfolio
	Class I
For a share outstanding throughout each period	October 31, 2012	October 31, 2011	October 31, 2010(F)
Net asset value
Beginning of period/year	$11.53	$11.39	$10.35

Investment operations
From net investment income (loss)(A),(B)	0.10	0.11	(0.02)
From net realized and unrealized gain on affiliated investments	0.94	0.13	1.20

Total from investment operations	1.04	0.24	1.18

Distributions
Net investment income	(0.18)	(0.10)	(0.14)

Net asset value
End of year	$12.39	$11.53	$11.39

Total return(C)	9.28%	2.10%	11.57	%(G)

Net assets end of year (000’s)	$17,219	$14,642	$13,112

Ratio and supplemental data

Expenses to average net assets:(D)
After reimbursement/recapture	0.25%	0.27%	0.30	%(H)
Before reimbursement/recapture	0.25%	0.27%	0.30	%(H)
Net investment income (loss) to average net assets(B)	0.86%	0.93%	(0.15	)%(H)
Portfolio turnover rate(E)	21%	30%	10	%(G)

	Transamerica Asset Allocation - Growth Portfolio
	Class R
For a share outstanding throughout each period	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of year	$11.39	$11.27	$9.85	$8.84	$15.40

Investment operations
From net investment income(A),(B)	0.06	0.05	0.01	0.10	0.07
From net realized and unrealized gain (loss) on affiliated investments	0.92	0.11	1.49	1.12	(6.20)

Total from investment operations	0.98	0.16	1.50	1.22	(6.13)

Distributions
Net investment income	(0.10)	(0.04)	(0.08)	(0.21)	—
Net realized gains on affiliated investments	—	—	—	—	(0.43)

Total distributions	(0.10)	(0.04)	(0.08)	(0.21)	(0.43)

Net asset value
End of year	$12.27	$11.39	$11.27	$9.85	$8.84

Total return(C)	8.76%	1.45%	15.35%	14.35%	(40.81)%

Net assets end of year (000’s)	$1,661	$3,722	$3,762	$2,704	$1,570

Ratio and supplemental data

Expenses to average net assets:(D)
After reimbursement/recapture	0.82%	0.82%	0.84%	0.85%	0.83%
Before reimbursement/recapture	0.82%	0.82%	0.84%	0.85%	0.83%
Net investment income to average net assets(B)	0.52%	0.44%	0.15%	1.09%	0.57%
Portfolio turnover rate(E)	21%	30%	10%	47%	12%

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Transamerica Asset Allocation - Moderate Growth Portfolio
	Class A
For a share outstanding throughout each period	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of year	$11.55	$11.59	$10.39	$9.20	$14.58

Investment operations
From net investment income(A),(B)	0.16	0.19	0.19	0.28	0.26
From net realized and unrealized gain (loss) on affiliated investments	0.80	(0.06)	1.27	1.25	(5.04)

Total from investment operations	0.96	0.13	1.46	1.53	(4.78)

Distributions
Net investment income	(0.17)	(0.17)	(0.23)	(0.34)	(0.19)
Net realized gains on affiliated investments	—	—	—	—	(0.41)
From return of capital	—	—	(0.03)	—	—

Total distributions	(0.17)	(0.17)	(0.26)	(0.34)	(0.60)

Net asset value
End of year	$12.34	$11.55	$11.59	$10.39	$9.20

Total return(C)	8.48%	1.09%	14.35%	17.47%	(34.01)%

Net assets end of year (000’s)	$1,181,926	$1,186,790	$1,202,885	$1,044,810	$901,766

Ratio and supplemental data

Expenses to average net assets:(D)
After reimbursement/recapture	0.60%	0.62%	0.62%	0.66%	0.60%
Before reimbursement/recapture	0.60%	0.62%	0.62%	0.66%	0.60%
Net investment income to average net assets(B)	1.30%	1.58%	1.80%	2.99%	2.12%
Portfolio turnover rate(E)	25%	35%	17%	37%	13%

	Transamerica Asset Allocation - Moderate Growth Portfolio
	Class B
For a share outstanding throughout each period	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of year	$11.50	$11.53	$10.34	$9.12	$14.45

Investment operations
From net investment income(A),(B)	0.08	0.12	0.13	0.22	0.19
From net realized and unrealized gain (loss) on affiliated investments	0.80	(0.07)	1.25	1.24	(5.01)

Total from investment operations	0.88	0.05	1.38	1.46	(4.82)

Distributions
Net investment income	(0.06)	(0.08)	(0.16)	(0.24)	(0.10)
Net realized gains on affiliated investments	—	—	—	—	(0.41)
From return of capital	—	—	(0.03)	—	—

Total distributions	(0.06)	(0.08)	(0.19)	(0.24)	(0.51)

Net asset value
End of year	$12.32	$11.50	$11.53	$10.34	$9.12

Total return(C)	7.73%	0.43%	13.57%	16.69%	(34.44)%

Net assets end of year (000’s)	$213,032	$283,905	$383,062	$394,275	$389,429

Ratio and supplemental data

Expenses to average net assets:(D)
After reimbursement/recapture	1.33%	1.31%	1.30%	1.33%	1.27%
Before reimbursement/recapture	1.33%	1.31%	1.30%	1.33%	1.27%
Net investment income to average net assets(B)	0.65%	1.02%	1.19%	2.39%	1.54%
Portfolio turnover rate(E)	25%	35%	17%	37%	13%

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Transamerica Asset Allocation - Moderate Growth Portfolio
	Class C
For a share outstanding throughout each period	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of year	$11.47	$11.50	$10.32	$9.11	$14.45

Investment operations
From net investment income(A),(B)	0.08	0.12	0.13	0.22	0.18
From net realized and unrealized gain (loss) on affiliated investments	0.80	(0.05)	1.25	1.25	(5.00)

Total from investment operations	0.88	0.07	1.38	1.47	(4.82)

Distributions
Net investment income	(0.09)	(0.10)	(0.17)	(0.26)	(0.11)
Net realized gains on affiliated investments	—	—	—	—	(0.41)
From return of capital	—	—	(0.03)	—	—

Total distributions	(0.09)	(0.10)	(0.20)	(0.26)	(0.52)

Net asset value
End of year	$12.26	$11.47	$11.50	$10.32	$9.11

Total return(C)	7.74%	0.56%	13.58%	16.77%	(34.44)%

Net assets end of year (000’s)	$1,379,454	$1,468,164	$1,606,227	$1,513,954	$1,455,012

Ratio and supplemental data

Expenses to average net assets:(D)
After reimbursement/recapture	1.25%	1.25%	1.25%	1.28%	1.23%
Before reimbursement/recapture	1.25%	1.25%	1.25%	1.28%	1.23%
Net investment income to average net assets(B)	0.66%	0.99%	1.20%	2.43%	1.49%
Portfolio turnover rate(E)	25%	35%	17%	37%	13%

	Transamerica Asset Allocation - Moderate Growth Portfolio
	Class I
For a share outstanding throughout each period	October 31, 2012	October 31, 2011	October 31, 2010(F)
Net asset value
Beginning of period/year	$11.58	$11.61	$10.76

Investment operations
From net investment income(A),(B)	0.18	0.21	0.09
From net realized and unrealized gain (loss) on affiliated investments	0.81	(0.03)	1.07

Total from investment operations	0.99	0.18	1.16

Distributions
Net investment income	(0.21)	(0.21)	(0.28)
From return of capital	—	—	(0.03)

Total distributions	(0.21)	(0.21)	(0.31)

Net asset value
End of year	$12.36	$11.58	$11.61

Total return(C)	8.82%	1.54%	11.07	%(G)

Net assets end of year (000’s)	$34,145	$23,403	$16,293

Ratio and supplemental data

Expenses to average net assets:(D)
After reimbursement/recapture	0.25%	0.26%	0.29	%(H)
Before reimbursement/recapture	0.25%	0.26%	0.29	%(H)
Net investment income to average net assets(B)	1.53%	1.74%	0.89	%(H)
Portfolio turnover rate(E)	25%	35%	17	%(G)

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Transamerica Asset Allocation - Moderate Growth Portfolio
	Class R
For a share outstanding throughout each period	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of year	$11.50	$11.53	$10.36	$9.18	$14.54

Investment operations
From net investment income(A),(B)	0.14	0.17	0.15	0.25	0.22
From net realized and unrealized gain (loss) on affiliated investments	0.79	(0.04)	1.28	1.26	(5.00)

Total from investment operations	0.93	0.13	1.43	1.51	(4.78)

Distributions
Net investment income	(0.15)	(0.16)	(0.23)	(0.33)	(0.17)
Net realized gains on affiliated investments	—	—	—	—	(0.41)
From return of capital	—	—	(0.03)	—	—

Total distributions	(0.15)	(0.16)	(0.26)	(0.33)	(0.58)

Net asset value
End of year	$12.28	$11.50	$11.53	$10.36	$9.18

Total return(C)	8.21%	1.06%	14.08%	17.29%	(34.08)%

Net assets end of year (000’s)	$4,965	$5,306	$5,413	$2,873	$1,969

Ratio and supplemental data

Expenses to average net assets:(D)
After reimbursement/recapture	0.77%	0.77%	0.79%	0.82%	0.76%
Before reimbursement/recapture	0.77%	0.77%	0.79%	0.82%	0.76%
Net investment income to average net assets(B)	1.14%	1.43%	1.43%	2.68%	1.74%
Portfolio turnover rate(E)	25%	35%	17%	37%	13%

	Transamerica Asset Allocation - Moderate Portfolio
	Class A
For a share outstanding throughout each period	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of year	$11.60	$11.59	$10.62	$9.29	$13.69

Investment operations
From net investment income(A),(B)	0.23	0.26	0.30	0.36	0.33
From net realized and unrealized gain (loss) on affiliated investments	0.67	(0.02)	1.04	1.40	(4.05)

Total from investment operations	0.90	0.24	1.34	1.76	(3.72)

Distributions
Net investment income	(0.24)	(0.23)	(0.37)	(0.43)	(0.28)
Net realized gains on affiliated investments	—	—	—	—	(0.40)

Total distributions	(0.24)	(0.23)	(0.37)	(0.43)	(0.68)

Net asset value
End of year	$12.26	$11.60	$11.59	$10.62	$9.29

Total return(C)	7.95%	2.10%	12.95%	19.99%	(28.41)%

Net assets end of year (000’s)	$866,505	$877,866	$857,469	$694,532	$545,646

Ratio and supplemental data

Expenses to average net assets:(D)
After reimbursement/recapture	0.58%	0.61%	0.61%	0.63%	0.59%
Before reimbursement/recapture	0.58%	0.61%	0.61%	0.63%	0.59%
Net investment income to average net assets(B)	1.93%	2.23%	2.78%	3.76%	2.79%
Portfolio turnover rate(E)	22%	30%	16%	30%	12%

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Transamerica Asset Allocation - Moderate Portfolio
	Class B
For a share outstanding throughout each period	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of year	$11.58	$11.55	$10.59	$9.23	$13.59

Investment operations
From net investment income(A),(B)	0.15	0.20	0.24	0.30	0.27
From net realized and unrealized gain (loss) on affiliated investments	0.65	(0.03)	1.02	1.39	(4.05)

Total from investment operations	0.80	0.17	1.26	1.69	(3.78)

Distributions
Net investment income	(0.12)	(0.14)	(0.30)	(0.33)	(0.18)
Net realized gains on affiliated investments	—	—	—	—	(0.40)

Total distributions	(0.12)	(0.14)	(0.30)	(0.33)	(0.58)

Net asset value
End of year	$12.26	$11.58	$11.55	$10.59	$9.23

Total return(C)	7.06%	1.49%	12.13%	19.16%	(28.87)%

Net assets end of year (000’s)	$115,595	$152,538	$220,658	$228,151	$223,209

Ratio and supplemental data

Expenses to average net assets:(D)
After reimbursement/recapture	1.31%	1.28%	1.28%	1.30%	1.25%
Before reimbursement/recapture	1.31%	1.28%	1.28%	1.30%	1.25%
Net investment income to average net assets(B)	1.28%	1.69%	2.24%	3.23%	2.26%
Portfolio turnover rate(E)	22%	30%	16%	30%	12%

	Transamerica Asset Allocation - Moderate Portfolio
	Class C
For a share outstanding throughout each period	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of year	$11.52	$11.50	$10.55	$9.21	$13.58

Investment operations
From net investment income(A),(B)	0.15	0.19	0.24	0.30	0.26
From net realized and unrealized gain (loss) on affiliated investments	0.66	(0.01)	1.02	1.39	(4.03)

Total from investment operations	0.81	0.18	1.26	1.69	(3.77)

Distributions
Net investment income	(0.16)	(0.16)	(0.31)	(0.35)	(0.20)
Net realized gains on affiliated investments	—	—	—	—	(0.40)

Total distributions	(0.16)	(0.16)	(0.31)	(0.35)	(0.60)

Net asset value
End of year	$12.17	$11.52	$11.50	$10.55	$9.21

Total return(C)	7.17%	1.50%	12.22%	19.24%	(28.87)%

Net assets end of year (000’s)	$1,069,033	$1,088,747	$1,142,029	$997,766	$876,977

Ratio and supplemental data

Expenses to average net assets:(D)
After reimbursement/recapture	1.23%	1.22%	1.22%	1.24%	1.21%
Before reimbursement/recapture	1.23%	1.22%	1.22%	1.24%	1.21%
Net investment income to average net assets(B)	1.28%	1.64%	2.21%	3.25%	2.21%
Portfolio turnover rate(E)	22%	30%	16%	30%	12%

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Transamerica Asset Allocation - Moderate Portfolio
	Class I
For a share outstanding throughout each period	October 31, 2012	October 31, 2011	October 31, 2010(F)
Net asset value
Beginning of period/year	$11.63	$11.61	$10.94

Investment operations
From net investment income(A),(B)	0.25	0.28	0.17
From net realized and unrealized gain on affiliated investments	0.68	0.01	0.91

Total from investment operations	0.93	0.29	1.08

Distributions
Net investment income	(0.28)	(0.27)	(0.41)

Net asset value
End of year	$12.28	$11.63	$11.61

Total return(C)	8.26%	2.53%	10.27	%(G)

Net assets end of year (000’s)	$36,572	$26,332	$17,853

Ratio and supplemental data

Expenses to average net assets:(D)
After reimbursement/recapture	0.25%	0.26%	0.28	%(H)
Before reimbursement/recapture	0.25%	0.26%	0.28	%(H)
Net investment income to average net assets(B)	2.11%	2.42%	1.73	%(H)
Portfolio turnover rate(E)	22%	30%	16	%(G)

Transamerica Asset Allocation - Moderate Portfolio
Class R
For a share outstanding throughout each period	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of year	$11.54	$11.53	$10.58	$9.28	$13.65

Investment operations
From net investment income(A),(B)	0.20	0.23	0.24	0.32	0.28
From net realized and unrealized gain (loss) on affiliated investments	0.67	—	(I)	1.06	1.42	(4.02)

Total from investment operations	0.87	0.23	1.30	1.74	(3.74)

Distributions
Net investment income	(0.21)	(0.22)	(0.35)	(0.44)	(0.23)
Net realized gains on affiliated investments	—	—	—	—	(0.40)

Total distributions	(0.21)	(0.22)	(0.35)	(0.44)	(0.63)

Net asset value
End of year	$12.20	$11.54	$11.53	$10.58	$9.28

Total return(C)	7.72%	2.01%	12.60%	19.81%	(28.57)%

Net assets end of year (000’s)	$4,954	$5,314	$4,278	$2,211	$959

Ratio and supplemental data

Expenses to average net assets:(D)
After reimbursement/recapture	0.79%	0.82%	0.83%	0.86%	0.87%
Before reimbursement/recapture	0.79%	0.82%	0.83%	0.86%	0.87%
Net investment income to average net assets(B)	1.71%	2.00%	2.23%	3.38%	2.37%
Portfolio turnover rate(E)	22%	30%	16%	30%	12%

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Transamerica Multi-Manager Alternative Strategies Portfolio
	Class A
For a share outstanding throughout each period	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of year	$9.68	$9.82	$9.35	$8.30	$10.78

Investment operations
From net investment income(A),(B)	0.21	0.15	0.14	0.29	0.20
From net realized and unrealized gain (loss) on affiliated investments	0.25	(0.23)	0.58	1.08	(2.43)

Total from investment operations	0.46	(0.08)	0.72	1.37	(2.23)

Distributions
Net investment income	(0.22)	(0.06)	(0.15)	(0.32)	(0.25)
From return of capital	—	—	(0.10)	—	—

Total distributions	(0.22)	(0.06)	(0.25)	(0.32)	(0.25)

Net asset value
End of year	$9.92	$9.68	$9.82	$9.35	$8.30

Total return(C)	4.95%	(0.77)%	7.83%	17.21%	(21.08)%

Net assets end of year (000’s)	$176,808	$171,567	$128,041	$119,693	$97,482

Ratio and supplemental data

Expenses to average net assets:(D)
After reimbursement/recapture	0.74%	0.76%	0.80%	0.81%	0.84%
Before reimbursement/recapture	0.74%	0.76%	0.80%	0.81%	0.77%
Net investment income to average net assets(B)	2.19%	1.53%	1.51%	3.43%	1.98%
Portfolio turnover rate(E)	62%	31%	35%	18%	5%

	Transamerica Multi-Manager Alternative Strategies Portfolio
	Class C
For a share outstanding throughout each period	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of year	$9.59	$9.73	$9.27	$8.23	$10.72

Investment operations
From net investment income(A),(B)	0.14	0.09	0.08	0.24	0.15
From net realized and unrealized gain (loss) on affiliated investments	0.25	(0.22)	0.57	1.06	(2.42)

Total from investment operations	0.39	(0.13)	0.65	1.30	(2.27)

Distributions
Net investment income	(0.16)	(0.01)	(0.09)	(0.26)	(0.22)
From return of capital	—	—	(0.10)	—	—

Total distributions	(0.16)	(0.01)	(0.19)	(0.26)	(0.22)

Net asset value
End of year	$9.82	$9.59	$9.73	$9.27	$8.23

Total return(C)	4.21%	(1.35)%	7.12%	16.37%	(21.52)%

Net assets end of year (000’s)	$142,788	$141,413	$114,662	$96,376	$89,701

Ratio and supplemental data

Expenses to average net assets:(D)
After reimbursement/recapture	1.41%	1.42%	1.44%	1.45%	1.52%
Before reimbursement/recapture	1.41%	1.42%	1.44%	1.45%	1.43%
Net investment income to average net assets(B)	1.47%	0.91%	0.82%	2.92%	1.53%
Portfolio turnover rate(E)	62%	31%	35%	18%	5%

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Transamerica Multi-Manager Alternative Strategies Portfolio
	Class I
For a share outstanding throughout each period	October 31, 2012	October 31, 2011	October 31, 2010(F)
Net asset value
Beginning of period/year	$9.70	$9.84	$9.49

Investment operations
From net investment income(A),(B)	0.23	0.15	0.07
From net realized and unrealized gain (loss) on affiliated investments	0.27	(0.19)	0.57

Total from investment operations	0.50	(0.04)	0.64

Distributions
Net investment income	(0.26)	(0.10)	(0.19)
From return of capital	—	—	(0.10)

Total distributions	(0.26)	(0.10)	(0.29)

Net asset value
End of year	$9.94	$9.70	$9.84

Total return(C)	5.34%	(0.47)%	6.90	%(G)

Net assets end of year (000’s)	$175,506	$120,465	$34,131

Ratio and supplemental data

Expenses to average net assets:(D)
After reimbursement/recapture	0.37%	0.40%	0.50	%(H)
Before reimbursement/recapture	0.37%	0.40%	0.50	%(H)
Net investment income to average net assets(B)	2.37%	1.56%	0.82	%(H)
Portfolio turnover rate(E)	62%	31%	35	%(G)

	Transamerica Multi-Manager International Portfolio
	Class A
For a share outstanding throughout each period	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of year	$9.09	$9.84	$8.53	$6.57	$13.24

Investment operations
From net investment income(A),(B)	0.16	0.08	0.09	0.17	0.27
From net realized and unrealized gain (loss) on affiliated investments	0.22	(0.75)	1.33	1.84	(6.53)

Total from investment operations	0.38	(0.67)	1.42	2.01	(6.26)

Distributions
Net investment income	(0.25)	(0.08)	(0.11)	(0.05)	(0.32)
Net realized gains on affiliated investments	—	—	—	—	(0.09)

Total distributions	(0.25)	(0.08)	(0.11)	(0.05)	(0.41)

Net asset value
End of year	$9.22	$9.09	$9.84	$8.53	$6.57

Total return(C)	4.65%	(6.90)%	16.80%	30.86%	(48.61)%

Net assets end of year (000’s)	$86,834	$118,070	$135,479	$134,751	$103,077

Ratio and supplemental data

Expenses to average net assets:(D)
After reimbursement/recapture	0.68%	0.67%	0.70%	0.74%	0.65%
Before reimbursement/recapture	0.68%	0.67%	0.70%	0.74%	0.65%
Net investment income to average net assets(B)	1.79%	0.77%	1.04%	2.35%	2.59%
Portfolio turnover rate(E)	41%	13%	11%	32%	38%

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Transamerica Multi-Manager International Portfolio
	Class B
For a share outstanding throughout each period	October 31, 2012	October 31, 2011		October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of year	$9.00	$9.74		$8.45	$6.50	$13.13

Investment operations
From net investment income(A),(B)	0.09	0.01		0.02	0.01	0.21
From net realized and unrealized gain (loss) on affiliated investments	0.24	(0.75)		1.32	1.94	(6.50)

Total from investment operations	0.33	(0.74)		1.34	1.95	(6.29)

Distributions
Net investment income	(0.17)	—	(I)	(0.05)	—	(0.25)
Net realized gains on affiliated investments	—	—		—	—	(0.09)

Total distributions	(0.17)	—	(I)	(0.05)	—	(0.34)

Net asset value
End of year	$9.16	$9.00		$9.74	$8.45	$6.50

Total return(C)	3.92%	(7.59)%		15.95%	30.00%	(49.04)%

Net assets end of year (000’s)	$9,847	$13,373		$18,432	$18,010	$15,781

Ratio and supplemental data

Expenses to average net assets:(D)
After reimbursement/recapture	1.45%	1.45%		1.45%	1.45%	1.42%
Before reimbursement/recapture	1.54%	1.48%		1.49%	1.57%	1 .42%
Net investment income to average net assets(B)	1.05%	0.11%		0.19%	0.08%	1.95%
Portfolio turnover rate(E)	41%	13%		11%	32%	38%

	Transamerica Multi-Manager International Portfolio
	Class C
For a share outstanding throughout each period	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of year	$9.01	$9.75	$8.45	$6.50	$13.13

Investment operations
From net investment income(A),(B)	0.09	0.02	0.02	0.03	0.21
From net realized and unrealized gain (loss) on affiliated investments	0.23	(0.74)	1.33	1.92	(6.49)

Total from investment operations	0.32	(0.72)	1.35	1.95	(6.28)

Distributions
Net investment income	(0.18)	(0.02)	(0.05)	—	(0.26)
Net realized gains on affiliated investments	—	—	—	—	(0.09)

Total distributions	(0.18)	(0.02)	(0.05)	—	(0.35)

Net asset value
End of year	$9.15	$9.01	$9.75	$8.45	$6.50

Total return(C)	3.87%	(7.42)%	16.10%	30.00%	(48.98)%

Net assets end of year (000’s)	$92,050	$117,858	$144,849	$132,777	$128,742

Ratio and supplemental data

Expenses to average net assets:(D)
After reimbursement/recapture	1.38%	1.34%	1.36%	1.43%	1.31%
Before reimbursement/recapture	1.38%	1.34%	1.36%	1.43%	1.31%
Net investment income to average net assets(B)	1.07%	0.16%	0.27%	0.50%	2.01%
Portfolio turnover rate(E)	41%	13%	11%	32%	38%

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Transamerica Multi-Manager International Portfolio
	Class I
For a share outstanding throughout each period	October 31, 2012	October 31, 2011	October 31, 2010(F)
Net asset value
Beginning of period/year	$9.11	$9.86	$8.84

Investment operations
From net investment income (loss)(A),(B)	0.16	0.11	(0.02)
From net realized and unrealized gain (loss) on affiliated investments	0.25	(0.74)	1.19

Total from investment operations	0.41	(0.63)	1.17

Distributions
Net investment income	(0.29)	(0.12)	(0.15)
Net asset value
End of year	$9.23	$9.11	$9.86

Total return(C)	5.07%	(6.49)%	13.41	%(G)

Net assets end of year (000’s)	$28,450	$28,748	$28,047

Ratio and supplemental data

Expenses to average net assets:(D)
After reimbursement/recapture	0.28%	0.29%	0.34	%(H)
Before reimbursement/recapture	0.28%	0.29%	0.34	%(H)
Net investment income (loss) to average net assets(B)	1.87%	1.12%	(0.21	)%(H)
Portfolio turnover rate(E)	41%	13%	11	%(G)

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the fund invests.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Does not include expenses of the investment companies in which the fund invests.
(E)	Does not include the portfolio activity of the underlying affiliated funds.
(F)	Commenced operations on November 30, 2009.
(G)	Not annualized.
(H)	Annualized.
(I)	Rounds to less than $0.01 or $(0.01).
(J)	Rounds to less than 0.01% or (0.01)%.

Note: Prior to November 1, 2009, all of the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

NOTES TO FINANCIAL STATEMENTS

At October 31, 2012

(all amounts in thousands)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Transamerica Asset Allocation—Conservative Portfolio, Transamerica Asset Allocation—Growth Portfolio, Transamerica Asset Allocation—Moderate Growth Portfolio, Transamerica Asset Allocation—Moderate Portfolio, Transamerica Multi-Manager Alternative Strategies Portfolio, and Transamerica Multi-Manager International Portfolio (each, a “Fund”; and collectively, the “Funds”) are part of the Trust.

The Funds, with the exception of Transamerica Multi-Manager Alternative Strategies Portfolio and Transamerica Multi-Manager International Portfolio, currently offer five classes of shares; Class A, Class B, Class C, Class I, and Class R. Transamerica Multi-Manager Alternative Strategies Portfolio currently offers three classes of shares; Class A, Class C, and Class I. Transamerica Multi-Manager International Portfolio currently offers four classes of shares; Class A, Class B, Class C, and Class I. Each class has a public offering price that reflects different sales charges, if any, and expense levels. Class B shares will convert to Class A shares eight years after purchase. Effective July 15, 2010, Class B shares were no longer offered for purchase.

Each Fund, a “fund of fund”, invests the majority of its assets among certain affiliated series of the Trust (hereafter referred to as “Underlying Funds”). The financial statements of the Underlying Funds, including the Schedules of Investments, should be read in conjunction with the Funds’ financial statements. The Underlying Funds’ shareholder reports are available without charge at www.transamericainvestments.com and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov, or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

This report should be read in conjunction with the Funds’ current prospectus, which contains more complete information about the Funds, including investment objectives and strategies.

In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

In preparing the Funds’ financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Cash overdraft: Throughout the year, the Funds may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to Custodian in the Statements of Assets and Liabilities. Expenses from cash overdrafts are included in Other in the Statements of Operations.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Interest income is accrued as earned. Dividend income and capital gain distributions from affiliated investment companies, if any, are recorded on the ex-dividend date. Dividends and net realized gain (loss) for the Funds are from investments in shares of affiliated investment companies.

Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Transamerica Funds		Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2012

(all amounts in thousands)

NOTE 2 (continued)

Level 3—Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Funds’ Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed an internal valuation committee (the “Valuation Committee”) to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Funds use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized as Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the investment valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment company securities: Investment company securities are valued at the net asset value of the underlying fund. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized as Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Funds’ investments, at October 31, 2012, is disclosed in the Valuation Summary of each Fund’s Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TAM, the Funds’ investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Funds’ administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, TFS, and TCI are affiliates of AEGON NV.

Certain officers and trustees of the Funds are also officers and/or directors of TAM, TFS, and TCI. No interested trustee receives compensation from the Funds.

Transamerica Funds	Page 51	Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2012

(all amounts in thousands)

NOTE 3. (continued)

Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. Fund expenses do not include expenses of the investment companies in which the Funds invest. The Funds have material ownership interests in the Underlying Funds.

As of October 31, 2012, TAM had investments in the Funds as follows:

Fund Name	Market Value	% of Fund’s Net Assets
Transamerica Multi-Manager Alternative Strategies Portfolio Class C	270	0.05%

Investment advisory fees: The Funds pay management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints and/or rates:

Fund Name/Breakpoint	Rate
Transamerica Asset Allocation—Conservative Portfolio
ANA	0.10%
Transamerica Asset Allocation—Growth Portfolio
ANA	0.10
Transamerica Asset Allocation—Moderate Growth Portfolio
ANA	0.10
Transamerica Asset Allocation—Moderate Portfolio
ANA	0.10
Transamerica Multi-Manager Alternative Strategies Portfolio
First $500 million	0.20
Over $500 million up to $1 billion	0.19
Over $1 billion	0.18
Transamerica Multi-Manager International Portfolio
ANA	0.10

TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Funds’ business, exceed the following stated annual limit:

Fund Name	Expense Limit	Maximum Operating Expense Limit Effective Through
Transamerica Asset Allocation—Conservative Portfolio	0.45%	March 1, 2013
Transamerica Asset Allocation—Growth Portfolio	0.45	March 1, 2013
Transamerica Asset Allocation—Moderate Growth Portfolio	0.45	March 1, 2013
Transamerica Asset Allocation—Moderate Portfolio	0.45	March 1, 2013
Transamerica Multi-Manager Alternative Strategies Portfolio	0.55	March 1, 2013
Transamerica Multi-Manager International Portfolio	0.45	March 1, 2013

TAM is entitled to reimbursement by the Fund of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Fund operating expenses are less than the stated annual limit.

There were no amounts recaptured for the year ended October 31, 2012.

The following amounts were available for recapture by TAM as of October 31, 2012:

Fund Name/Class	Amount Available	Year Reimbursed	Available Through
Transamerica Multi-Manager International Portfolio
Class B	$6	2011	10/31/2013
	10	2012	10/31/2014

Distribution and service fees: The Funds have 12b-1 distribution plans under the 1940 Act pursuant to which an annual fee, based on ANA, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Funds. Pursuant to the distribution plan, the Trust entered into a distribution agreement with TCI as the Funds’ distributor. The Funds are authorized under the 12b-1 plans to pay fees on each available class up to the following limits: 0.30% for Class A (effective March 1, 2012); 1.00% for Class B; 1.00% for Class C; and 0.50% for Class R. 12b-1 fees are not applicable for Class I. Prior to March 1, 2012, Class A was authorized under the 12b-1 plan to pay a 0.35% fee. Amounts paid are included in the Statements of Operations.

Transamerica Funds		Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2012

(all amounts in thousands)

NOTE 3. (continued)

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Class B, Class C, and certain Class A share redemptions. For the year ended October 31, 2012 the underwriter commissions were as follows:

Transamerica Asset Allocation—Conservative Portfolio
Received by Underwriter	$1,776
Retained by Underwriter	292
Contingent Deferred Sales Charge	143
Transamerica Asset Allocation—Growth Portfolio
Received by Underwriter	$1,585
Retained by Underwriter	239
Contingent Deferred Sales Charge	177
Transamerica Asset Allocation—Moderate Growth Portfolio
Received by Underwriter	$3,233
Retained by Underwriter	493
Contingent Deferred Sales Charge	404

Transamerica Asset Allocation—Moderate Portfolio
Received by Underwriter	$2,606
Retained by Underwriter	416
Contingent Deferred Sales Charge	245
Transamerica Multi-Manager Alternative Strategies Portfolio
Received by Underwriter	$741
Retained by Underwriter	113
Contingent Deferred Sales Charge	45
Transamerica Multi-Manager International Portfolio
Received by Underwriter	$76
Retained by Underwriter	12
Contingent Deferred Sales Charge	23

Administrative services: The Funds have entered into an agreement with TFS for financial and legal fund administration services. Effective March 1, 2012, the Funds pay TFS an annual fee of 0.0175% of ANA. Prior to March 1, 2012, the Funds paid TFS an annual fee of 0.0125% of ANA. The Legal fees in the Statement of Operations are for fees paid to external legal counsel.

Transfer agent fees: Pursuant to a Transfer Agency Agreement, as amended, the Funds pay TFS a fee for providing transfer agent services. Fees paid and the amounts due to TFS for the year ended October 31, 2012 are as follows:

Fund Name	Fees Paid to TFS	Due to TFS
Transamerica Asset Allocation—Conservative Portfolio	$1,150	$94
Transamerica Asset Allocation—Growth Portfolio	2,308	186
Transamerica Asset Allocation—Moderate Growth Portfolio	3,597	292
Transamerica Asset Allocation—Moderate Portfolio	2,136	174
Transamerica Multi-Manager Alternative Strategies Portfolio	634	52
Transamerica Multi-Manager International Portfolio	453	35

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of affiliated investments purchased and proceeds from affiliated investments sold (excluding short-term securities) for the year ended October 31, 2012 were as follows:

	Purchases of affiliated investments:		Proceeds from maturities and sales of affiliated investments:
Fund Name	Long-term	U.S. Government	Long-term	U.S. Government
Transamerica Asset Allocation—Conservative Portfolio	$231,232	$—	$257,689	$—
Transamerica Asset Allocation—Growth Portfolio	303,634	—	462,270	—
Transamerica Asset Allocation—Moderate Growth Portfolio	714,530	—	981,486	—
Transamerica Asset Allocation—Moderate Portfolio	474,238	—	597,841	—
Transamerica Multi-Manager Alternative Strategies Portfolio	339,922	—	284,830	—
Transamerica Multi-Manager International Portfolio	98,252	—	143,492	—

Transamerica Funds		Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2012

(all amounts in thousands)

NOTE 5. FEDERAL INCOME TAX MATTERS

The Funds have not made any provision for federal income or excise taxes due to its policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Funds’ tax provisions taken or expected to be taken for all open tax years 2009-2012, and has concluded that no provision for income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest and penalties expense in Other in the Statement of Operations. The Funds identify their major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, and capital loss carryforwards.

Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. These reclassifications are as follows:

Fund Name	Shares of beneficial interest, unlimited shares authorized	Undistributed (accumulated) net investment income (loss)	Undistributed (accumulated) net realized gain (loss) from investment securities
Transamerica Asset Allocation—Growth Portfolio	$(11)	$11	$—

At October 31, 2012, the Funds had capital loss carryforwards available to offset future realized gains through the periods listed below:

Fund Name	Capital Loss Carryforwards	Available Through
Transamerica Asset Allocation—Growth Portfolio	$130,148	October 31, 2017
Transamerica Asset Allocation—Growth Portfolio	25,849	October 31, 2018
Transamerica Asset Allocation—Growth Portfolio	34,956	October 31, 2019
Transamerica Asset Allocation—Moderate Growth Portfolio	138,547	October 31, 2017
Transamerica Asset Allocation—Moderate Growth Portfolio	26,155	October 31, 2018
Transamerica Asset Allocation—Moderate Growth Portfolio	55,840	October 31, 2019
Transamerica Asset Allocation—Moderate Portfolio	4,324	October 31, 2017
Transamerica Asset Allocation—Moderate Portfolio	13,272	October 31, 2018
Transamerica Asset Allocation—Moderate Portfolio	10,807	October 31, 2019
Transamerica Multi-Manager Alternative Strategies Portfolio	2,826	October 31, 2017
Transamerica Multi-Manager Alternative Strategies Portfolio	3,781	October 31, 2018
Transamerica Multi-Manager International Portfolio	35,954	October 31, 2016
Transamerica Multi-Manager International Portfolio	51,739	October 31, 2017
Transamerica Multi-Manager International Portfolio	4,935	October 31, 2018
Transamerica Multi-Manager International Portfolio	341	Short-Term Indefinitely
Transamerica Multi-Manager International Portfolio	4,542	Long-Term Indefinitely

The capital loss carryforwards utilized or expired during the year ended October 31, 2012 were as follows:

Fund Name	Capital Loss Carryforwards Utilized/Expired During the Year Ended October 31, 2012
Transamerica Asset Allocation—Conservative Portfolio	$25,243
Transamerica Asset Allocation—Growth Portfolio	46,260
Transamerica Asset Allocation—Moderate Growth Portfolio	81,340
Transamerica Asset Allocation—Moderate Portfolio	65,623
Transamerica Multi-Manager Alternative Strategies Portfolio	267

Transamerica Funds		Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2012

(all amounts in thousands)

NOTE 5. FEDERAL INCOME TAX MATTERS (continued)

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2012 and 2011 was as follows:

	2012 Distributions Paid From			2011 Distributions Paid From
	Ordinary income	Long-term Capital Gain	Return of Capital	Ordinary income	Long-term Capital Gain	Return of Capital
Transamerica Asset Allocation—Conservative Portfolio	$23,839	$—	$—	$27,936	$—	$—
Transamerica Asset Allocation—Growth Portfolio	10,557	—	—	3,094	—	—
Transamerica Asset Allocation—Moderate Growth Portfolio	29,703	—	—	33,847	—	—
Transamerica Asset Allocation—Moderate Portfolio	34,712	—	—	36,555	—	—
Transamerica Multi-Manager Alternative Strategies Portfolio	9,728	—	—	1,413	—	—
Transamerica Multi-Manager International Portfolio	6,523	—	—	1,696	—	—

The tax basis components of distributable earnings as of October 31, 2012 are as follows:

Fund Name	Undistributed Ordinary income	Undistributed Long-term Capital Gain	Capital Loss Carryforward	Other Temporary Differences		Net Unrealized Appreciation (Depreciation)*
Transamerica Asset Allocation—Conservative Portfolio	$560	$4,199	$—	$—		$102,121
Transamerica Asset Allocation—Growth Portfolio	—	—	(190,953)	(5,372	)^	211,669
Transamerica Asset Allocation—Moderate Growth Portfolio	3,137	—	(220,542)	—		344,153
Transamerica Asset Allocation—Moderate Portfolio	11,924	—	(28,403)	—		218,504
Transamerica Multi-Manager Alternative Strategies Portfolio	2,795	—	(6,607)	—		(2,533)
Transamerica Multi-Manager International Portfolio	—	—	(97,511)	(1,730	)^	(3,499)

*	Amounts include unrealized gain/loss from wash sales, if applicable.
^	Amounts include qualified ordinary late-year loss deferral.

NOTE 6. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Funds’ financial statements.

Transamerica Funds		Annual Report 2012

Report of Independent Registered Public Accounting Firm

To the Board of Trustees & Shareholders of Transamerica Funds:

We have audited the accompanying statements of assets and liabilities of Transamerica Asset Allocation—Conservative Portfolio, Transamerica Asset Allocation—Growth Portfolio, Transamerica Asset Allocation—Moderate Growth Portfolio, Transamerica Asset Allocation—Moderate Portfolio, Transamerica Multi-Manager Alternative Strategies Portfolio, and Transamerica Multi-Manager International Portfolio, (collectively, the “Funds”) (six of the Funds of the Transamerica Funds), including the schedules of investments, as of October 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for periods ended prior to November 1, 2009 were audited by another independent registered public accounting firm whose report, dated December 21, 2009, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2012, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned six Funds of the Transamerica Funds at October 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

December 26, 2012

Transamerica Funds		Annual Report 2012

TRANSAMERICA FUNDS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS—CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds (the “Board”) held on June 13-14, 2012, the Board reviewed and considered the renewal of the investment advisory agreements (each an “Investment Advisory Agreement” and collectively the “Investment Advisory Agreements”) between each of the following funds (each a “Portfolio” and collectively the “Portfolios”) and Transamerica Asset Management, Inc. (“TAM”):

Transamerica Asset Allocation—Conservative Portfolio	Transamerica Asset Allocation—Moderate Portfolio
Transamerica Asset Allocation—Growth Portfolio	Transamerica Multi-Manager Alternative Strategies Portfolio
Transamerica Asset Allocation—Moderate Growth Portfolio	Transamerica Multi-Manager International Portfolio

For each Portfolio except Transamerica Multi-Manager Alternative Strategies Portfolio, the Board also reviewed and considered the renewal of an investment sub-advisory agreement (each a “Sub-Advisory Agreement” and collectively the “Sub-Advisory Agreements”) between TAM and Morningstar Associates, LLC (the “Sub-Adviser”).

Following their review and consideration, the Trustees determined that the terms of each Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each agreement is in the best interests of the applicable Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2013. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of each Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of each Investment Advisory Agreement and Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the applicable Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for each Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process or the professional qualifications of TAM’s portfolio management team, as applicable to a particular Portfolio; and the professional qualifications of the portfolio management team of the Sub-Adviser.

With respect to Portfolios for which day-to-day portfolio management is provided by the Sub-Adviser, the Board also considered the services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s).

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the applicable Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of each Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark(s), in each case for various trailing periods ended December 31, 2011.

Transamerica Asset Allocation – Conservative Portfolio. The Board noted that the performance of Class A of the Portfolio was below the median for its peer universe for the past 1- and 5-year periods and above the median for the past 3-year period. The Board also noted that the performance of Class A of the Portfolio was below its primary benchmark for the past 1- and 5-year periods and above its primary benchmark for the past 3-year period. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. The Trustees also noted that the performance of the Portfolio had improved during 2012.

Transamerica Funds		Annual Report 2012

TRANSAMERICA FUNDS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)

(unaudited)

Investment Performance (continued)

Transamerica Asset Allocation—Growth Portfolio. The Board noted that the performance of Class A of the Portfolio was below the median for its peer universe for the past 1-, 3- and 5-year periods. The Board also noted that the performance of Class A of the Portfolio was below its benchmark for the past 1-, 3- and 5-year periods. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. The Trustees also noted that the performance of the Portfolio had improved during 2012.

Transamerica Asset Allocation—Moderate Growth Portfolio. The Board noted that the performance of Class A of the Portfolio was below the median for its peer universe for the past 1-, 3- and 5-year periods. The Board also noted that the performance of Class A of the Portfolio was below its primary benchmark for the past 1-, 3- and 5-year periods. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. The Trustees also noted that the performance of the Portfolio had improved during 2012.

Transamerica Asset Allocation—Moderate Portfolio. The Board noted that the performance of Class A of the Portfolio was below the median for its peer universe for the past 1-year period and in line with the median for the past 3- and 5-year periods. The Board also noted that the performance of Class A of the Portfolio was below its primary benchmark for the past 1- and 3-year periods and above its primary benchmark for the past 5-year period. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. The Trustees also noted that the performance of the Portfolio had improved during 2012.

Transamerica Multi-Manager Alternative Strategies Portfolio. The Board noted that the performance of Class A of the Portfolio was above the median for its peer universe for the past 1-year period, below the median for the past 3-year period and in line with the median for the past 5-year period. The Board also noted that the performance of Class A of the Portfolio was below its benchmark for the past 1- and 5-year periods and above its benchmark for the past 3-year period. The Board noted that the Portfolio’s assets had until recently been managed by a sub-adviser and that the Portfolio’s performance reflected the sub-adviser’s portfolio management.

Transamerica Multi-Manager International Portfolio. The Board noted that the performance of Class A of the Portfolio was below the median for its peer universe for the past 1-year period, above the median for the past 3-year period and in line with the median for the past 5-year period. The Board also noted that the performance of Class A of the Portfolio was below its benchmark for the past 1-year period and above its benchmark for the past 3- and 5-year periods. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the applicable Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratios

The Board considered the management fee and total expense ratio of each Portfolio, including information provided by Lipper comparing the management fee and total expense ratio of each Portfolio to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services as well as, where applicable, the portion of a Portfolio’s management fee retained by TAM following payment of the sub-advisory fee.

Transamerica Asset Allocation—Conservative Portfolio. The Board noted that the Portfolio’s contractual management fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class A of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Asset Allocation—Growth Portfolio. The Board noted that the Portfolio’s contractual management fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class A of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Funds		Annual Report 2012

TRANSAMERICA FUNDS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS—CONTRACT RENEWAL (continued)

(unaudited)

Management and Sub-Advisory Fees and Total Expense Ratios (continued)

Transamerica Asset Allocation—Moderate Growth Portfolio. The Board noted that the Portfolio’s contractual management fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class A of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Asset Allocation—Moderate Portfolio. The Board noted that the Portfolio’s contractual management fee was in line with the median for its peer group and below the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class A of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Multi-Manager Alternative Strategies Portfolio. The Board noted that the Portfolio’s contractual management fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class A of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Multi-Manager International Portfolio. The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class A of the Portfolio were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreements and Sub-Advisory Agreements are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and/or procuring fund management services, as applicable, as well as the costs of the provision of administration, transfer agency and other services, to each Portfolio and to Transamerica Funds as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for each Portfolio and Transamerica Funds as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fees are the product of arm’s-length negotiation between TAM and the Sub-Adviser and are paid by TAM and not the applicable Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the applicable Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolios was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of each Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica funds overall and the extent to which the Portfolios benefited from these economies of scale. The Board considered each Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Portfolios through investments in capabilities and services. The Trustees concluded that each Portfolio’s fee structure reflected economies of scale to date but noted that they will have the opportunity to periodically reexamine whether each Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits to TAM, its Affiliates, or the Sub-Adviser from their Relationships with the Portfolios

The Board considered any other benefits derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolios. The Board noted that TAM does not realize soft dollar benefits from its relationships with the Portfolios and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolios.

Transamerica Funds		Annual Report 2012

TRANSAMERICA FUNDS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS—CONTRACT RENEWAL (continued)

(unaudited)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage each Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolios.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the renewal of each Investment Advisory Agreement and Sub-Advisory Agreement is in the best interests of the applicable Portfolio and its shareholders and voted to approve the renewal of each Investment Advisory Agreement and Sub-Advisory Agreement.

Transamerica Funds		Annual Report 2012

SUPPLEMENTAL INFORMATION (unaudited)

TAX INFORMATION

For Dividends paid during the year ended October 31, 2012, the Funds designated the following maximum amounts of qualified dividend income:

Fund	Qualified Dividend Income (000’s)
Transamerica Asset Allocation—Conservative Portfolio	$23,839
Transamerica Asset Allocation—Growth Portfolio	10,557
Transamerica Asset Allocation—Moderate Growth Portfolio	29,703
Transamerica Asset Allocation—Moderate Portfolio	34,712
Transamerica Multi-Manger Alternative Strategies Portfolio	9,728
Transamerica Multi-Manger International Portfolio	6,523

For corporate shareholders, investment income (dividend income plus short-term gains, if any) qualifies for the maximum dividends received deductions as follows:

Fund	Dividend Received Deduction Percentage
Transamerica Asset Allocation Conservative—Portfolio	100%
Transamerica Asset Allocation Growth—Portfolio	100
Transamerica Asset Allocation Moderate—Growth Portfolio	100
Transamerica Asset Allocation Moderate—Portfolio	100
Transamerica Multi-Manger Alternative Strategies Portfolio	100
Transamerica Multi-Manger International Portfolio	100

For tax purpose, there were no Long-Term Capital Gain Designations for the year ended October 31, 2012.

The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2012. Complete information will be computed and reported in conjunction with your 2012 Form 1099-DIV.

Transamerica Funds		Annual Report 2012

TRANSAMERICA FUNDS

SUPPLEMENTAL SHAREHOLDER INFORMATION (unaudited)

At a meeting held on August 2, 2012, the Board of Trustees of the funds approved certain initiatives that are intended to move the fund complex to a more modern and efficient operating platform. The Board authorized seeking shareholder approval for these measures where required. A proxy statement asking fund shareholders to elect Trustees, approve a new investment advisory agreement between Transamerica Asset Management, Inc. and their funds, and approve changes to their fund’s fundamental investment policies was mailed in September 2012. If shareholder approval is obtained, these initiatives are expected to be implemented during the fourth quarter of 2012 or the first quarter of 2013. Shareholders of certain funds have already approved these proposals.

Transamerica Funds		Annual Report 2012

TRANSAMERICA FUNDS

Management of the Funds

(unaudited)

Interested Board Member means a board member who may be deemed an “interested person” (as that term is defined in the 1940 Act) of the Trust because of his current or former service with TAM or an affiliate of TAM. Interested Board Members may also be referred to herein as “Interested Trustees.” Independent Board Member means a Board Member who is not an “interested person” (as defined under the 1940 Act) of the Trust and may also be referred to herein as an “Independent Trustee.”

The Board governs each fund and is responsible for protecting the interests of the shareholders. The Board Members are experienced executives who meet periodically throughout the year to oversee the business affairs of each fund and the operation of each fund by its officers. The Board also reviews the management of each fund’s assets by the investment adviser and its respective sub-adviser.

The Funds are among the funds advised and sponsored by TAM (collectively, “Transamerica Asset Management Group”). Transamerica Asset Management Group (“TAMG”) consists of Transamerica Funds, Transamerica Series Trust (“TST”), Transamerica Income Shares, Inc. (“TIS”), Transamerica Partners Funds Group (“TPFG”), Transamerica Partners Funds Group II (“TPFG II”), Transamerica Partners Portfolios (“TPP”) and Transamerica Asset Allocation Variable Funds (“TAAVF”) and consists of 161 funds as of the mailing of this annual report.

The mailing address of each Board Member is c/o Secretary, 570 Carillon Parkway, St. Petersburg, Florida 33716.

The Board Members, their year of birth, their positions with the Trust, and their principal occupations for the past five years (their titles may have varied during that period), the number of funds in TAMG the Board oversees, and other board memberships they hold are set forth in the table below.

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships During the Past Five Years
INTERESTED BOARD MEMBER

Thomas A. Swank (1960)	Board Member	Since 2012

President and Chief Executive Officer, Transamerica Individual Savings & Retirement

(2010 – present);

President and Chief Executive Officer, Transamerica Capital

Management (2009 –present);

Board Member (November 2012 – present), President and Chief Executive Officer, Transamerica Funds, TST, TIS, (May 2012 – present);

President and Chief Executive Officer, TPP, TPFG, TPFG II and TAAVF (May 2012 – present);

Director, Chairman of the Board, Chief Executive Officer and President, Transamerica Asset Management, Inc. (“TAM”) (May 2012 – present);

Director, Chairman of the Board, Chief Executive Officer and President, Transamerica Fund Services, Inc. (“TFS”) (May 2012 – present);

				101	N/A

Transamerica Funds		Annual Report 2012

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships During the Past Five Years
INTERESTED BOARD MEMBER—continued

Thomas A. Swank (continued)			Director and Trust Officer, Massachusetts Fidelity Trust Company (May 2012 – present); Supervisory Board Member, AEGON Sony Life Insurance Co., LTD. (2011 – present);

Division President, Monumental Life Insurance Company (2011 – present);

Division President, Western Reserve Life Assurance Co. of Ohio (2011 – present);

Vice President, Money Services, Inc. (2011 – present);

Director, AEGON Financial Services Group, Inc. (2010 – present);

Director, AFSG Securities Corporation (2010 – present);
Director and President, Transamerica Advisors Life Insurance Company (2010 – present);

Director, Chairman of the Board and President, Transamerica Advisors Life Insurance Company of New York (2010 – present);

Director and President, Transamerica Resources, Inc. (2010 – present);

Executive Vice President, Transamerica Life Insurance Company (2010 – present);

Executive Vice President, Transamerica Financial Life Insurance Company (2009 – present);

Director, Transamerica Capital, Inc. (2009 – present); and

President and Chief Operating Officer (2007 – 2009), Senior Vice President, Chief Marketing Officer (2006 – 2007), Senior Vice President, Chief Financial Officer (2003 – 2006), Senior Vice President, Chief Risk Officer (2000 – 2003), Senior Vice President, Chief Investment Officer (1997 – 2000) and High Yield Portfolio Manager (1992 – 1997), Security Benefit Corporation

Transamerica Funds		Annual Report 2012

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships During the Past Five Years
INTERESTED BOARD MEMBER—continued

Alan F. Warrick (1948)	Board Member	Since 2012	Board Member, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (January 2012 – present); Consultant, AEGON USA (2010 – present); Senior Advisor, Lovell Minnick Equity Partners (2010 – present); Retired (2010 – present); and Managing Director for Strategic Business Development, AEGON USA (1994 – 2010).	161	N/A
INDEPENDENT BOARD MEMBERS

Sandra N. Bane (1952)	Board Member	Since 2008	Retired (1999 – present); Board Member, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (2008 – present); Board Member, TII (2003 – 2010); and Partner, KPMG (1975 – 1999).	161	Big 5 Sporting Goods (2002 – present); AGL Resources, Inc. (energy services holding company) (2008 – present)
Leo J. Hill (1956)	Lead Independent Board Member	Since 2002	Principal, Advisor Network Solutions, LLC (business consulting) (2006 – present); Board Member, TST (2001 – present); Board Member, Transamerica Funds and TIS (2002 – present); Board Member, TPP, TPFG, TPFG II and TAAVF (2007 – present); Board Member, TII (2008 – 2010); President, L. J. Hill & Company (a holding company for privately- held assets) (1999 – present); Market President, Nations Bank of Sun Coast Florida (1998 – 1999); Chairman, President and Chief Executive Officer, Barnett Banks of Treasure Coast Florida (1994 – 1998);	161	N/A

Transamerica Funds		Annual Report 2012

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships During the Past Five Years
INDEPENDENT BOARD MEMBERS—continued

Leo J. Hill (continued)

Executive Vice President and Senior Credit Officer, Barnett Banks of Jacksonville, Florida (1991 – 1994); and

Senior Vice President and Senior Loan Administration Officer, Wachovia Bank of Georgia (1976 – 1991).

David W. Jennings (1946)	Board Member	Since 2009	Board Member, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (2009 – present); Board Member, TII (2009 – 2010); Managing Director, Hilton Capital (2010 – present); Principal, Maxam Capital Management, LLC (2006 – 2008); and Principal, Cobble Creek Management LP (2004 – 2006).	161	N/A

Russell A. Kimball, Jr. (1944)	Board Member	1986 – 1990 and Since 2002	General Manager, Sheraton Sand Key Resort (1975 – present); Board Member, TST (1986 – present); Board Member, Transamerica Funds, (1986 – 1990), (2002 – present); Board Member, TIS (2002 – present); Board Member, TPP, TPFG, TPFG II and TAAVF (2007 – present); and Board Member, TII (2008 – 2010).	161	N/A

Eugene M. Mannella (1954)	Board Member	Since 2007	Chief Executive Officer, HedgeServ Corporation (hedge fund administration) (2008 – present); Self-employed consultant (2006 – present); Managing Member and Chief Compliance Officer, HedgeServ Investment Services, LLC (limited purpose broker-dealer) (2011 – present);	161	N/A

Transamerica Funds		Annual Report 2012

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships During the Past Five Years
INDEPENDENT BOARD MEMBERS—continued

Eugene M. Mannella (continued)

President, ARAPAHO Partners LLC (limited purpose broker- dealer) (1998 – 2008);

Board Member, TPP, TPFG, TPFG II and TAAVF (1993 – present);

Board Member, Transamerica Funds, TST and TIS (2007 – present);

Board Member, TII (2008 – 2010); and

President, International Fund Services (alternative asset administration) (1993 – 2005).

Norman R. Nielsen, Ph.D. (1939)	Board Member	Since 2006	Retired (2005 – present); Board Member, Transamerica Funds, TST and TIS (2006 – present); Board Member, TPP, TPFG, TPFG II and TAAVF (2007 – present); Board Member, TII (2008 – 2010); Director, Aspire Resources Inc. (formerly, Iowa Student Loan Service Corporation) (2006 – present); Director, League for Innovation in the Community Colleges (1985 – 2005); Director, Iowa Health Systems (1994 – 2003); Director, U.S. Bank (1985 – 2006); and President, Kirkwood Community College (1985 – 2005).	161	Buena Vista University Board of Trustees (2004 – present)

Joyce G. Norden (1939)	Board Member	Since 2007	Retired (2004 – present); Board Member, TPFG, TPFG II and TAAVF (1993 – present); Board Member, TPP (2002 – present); Board Member, Transamerica Funds, TST and TIS (2007 – present);	161	Board of Governors, Reconstructionist Rabbinical College (2007 – present)

Transamerica Funds		Annual Report 2012

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships During the Past Five Years
INDEPENDENT BOARD MEMBERS—continued

Joyce G. Norden (continued)			Board Member, TII (2008 – 2010); and Vice President, Institutional Advancement, Reconstructionist Rabbinical College (1996 – 2004).

Patricia L. Sawyer (1950)	Board Member	Since 2007	Retired (2007 – present); President/Founder, Smith & Sawyer LLC (management consulting) (1989 – 2007); Board Member, Transamerica Funds, TST and TIS (2007 – present); Board Member, TII (2008 – 2010); Board Member, TPP, TPFG, TPFG II and TAAVF (1993 – present); Trustee, Chair of Finance Committee and Chair of Nominating Committee (1987 – 1996), Bryant University; Vice President, American Express (1987 – 1989); Vice President, The Equitable (1986 – 1987); and Strategy Consultant, Booz, Allen & Hamilton (1982 – 1986).	161	Honorary Trustee, Bryant University (1996 – present)

John W. Waechter (1952)	Board Member	Since 2005

Attorney, Englander and Fischer, LLP (2008 – present);

Retired (2004 – 2008);

Board Member, TST and TIS (2004 – present);

Board Member, Transamerica Funds (2005 – present);

Board Member, TPP, TPFG, TPFG II and TAAVF (2007 – present);

Board Member, TII (2008 – 2010);

Employee, RBC Dain Rauscher (securities dealer) (2004);

Transamerica Funds		Annual Report 2012

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships During the Past Five Years
INDEPENDENT BOARD MEMBERS—continued

John W. Waechter (continued)	Board Member	Since 2005	Executive Vice President, Chief Financial Officer and Chief Compliance Officer, William R. Hough & Co. (securities dealer) (1979 – 2004); and Treasurer, The Hough Group of Funds (1993 – 2004).	161	Operation PAR, Inc. (2008 – present); West Central Florida Council – Boy Scouts of America (2008 – present)

*	Each Board Member shall hold office until: 1) his or her successor is elected and qualified or 2) he or she resigns, retires or his or her term as a Board Member is terminated in accordance with the Trust’s Declaration of Trust.

Transamerica Funds		Annual Report 2012

OFFICERS

The mailing address of each officer is c/o Secretary, 570 Carillon Parkway, St. Petersburg, Florida 33716. The following table shows information about the officers, including their year of birth, their positions held with the Trust and their principal occupations during the past five years (their titles may have varied during that period). Each officer will hold office until his or her successor has been duly elected or appointed or until his or her earlier death, resignation or removal.

Name and Year of Birth	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past Five Years
Thomas A. Swank (1960)	Board Member, President and Chief Executive Officer	Since 2012	See table above.

Timothy S. Galbraith (1964)	Vice President and Chief Investment Officer, Alternative Investments	Since 2012

Vice President and Chief Investment Officer, Alternative Investments, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (April 2012 – present);

Senior Vice President and Chief Investment Officer, Alternative Investments (March 2012 – present), TAM;

Head of Alternative Investment Strategies, Morningstar Associates, LLC (2009 – March 2012); and

Managing Director, Bear Stearns Asset Management (2001 – 2009).

Dennis P. Gallagher (1970)	Vice President, General Counsel and Secretary	Since 2006

Vice President, General Counsel and Secretary, Transamerica Funds, TST and TIS (2006 – present);

Vice President, General Counsel and Secretary, TPP, TPFG, TPFG II and TAAVF (2007 – present);

Vice President, General Counsel and Secretary, TII, (2006 – 2010);

Director, Senior Vice President, General Counsel, Operations and Secretary, TAM (2006 – present);

Director, Senior Vice President, General Counsel, Chief Administrative Officer and Secretary, TFS (2006 – present);

Assistant Vice President, TCI (2007 – present);

Director, Deutsche Asset Management (1998 – 2006); and

Corporate Associate, Ropes & Gray LLP (1995 – 1998).

Todd R. Porter (1961)	Vice President and Chief Investment Officer, Asset Allocation	Since 2012

Vice President and Chief Investment Officer, Asset Allocation, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (April 2012 – present); Senior Vice President and Chief Investment Officer, Asset Allocation (April 2012 – present), TAM;

Chief Investment Officer, Fund Architects, LLC (2007 – 2012); and

Chief Investment Strategist, Morningstar Associates, LLC (1999 – 2006).

Transamerica Funds		Annual Report 2012

Name and Year of Birth	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past Five Years
Christopher A. Staples (1970)	Vice President and Chief Investment Officer, Advisory Services	Since 2005

Vice President and Chief Investment Officer, Advisory Services (2007 – present), Senior Vice President – Investment Management (2006 – 2007), Vice President – Investment Management (2005 – 2006), Transamerica Funds, TST and TIS;

Vice President and Chief Investment Officer, Advisory Services, TPP, TPFG, TPFG II and TAAVF (2007 – present);

Vice President and Chief Investment Officer (2007 – 2010); Vice President – Investment Administration (2005 – 2007), TII;

Director (2005 – present), Senior Vice President (2006 – present) and Chief Investment Officer, Advisory Services (2007 – present), TAM;

Director, TFS (2005 – present); and Assistant Vice President, Raymond James & Associates (1999 – 2004).

Elizabeth Strouse (1974)	Vice President, Treasurer and Principal Financial Officer	Since 2010

Vice President, Treasurer and Principal Financial Officer (2011 – present), Assistant Treasurer (2010 – 2011), Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF;

Vice President, TAM and TFS (2009 – present);

Director, Fund Administration, TIAA-CREF (2007 – 2009); and

Manager (2006 – 2007) and Senior (2003 – 2006) Accounting and Assurance, PricewaterhouseCoopers, LLC.

Robert S. Lamont, Jr. (1973)	Vice President, Chief Compliance Officer and Conflicts of Interest Officer	Since 2010

Vice President, Chief Compliance Officer and Conflicts of Interest Officer, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (2010 – present);

Vice President and Senior Counsel, TAM and TFS (2007 – present);

Senior Counsel, United States Securities and Exchange Commission (2004 – 2007); and

Associate, Dechert, LLP (1999 – 2004).

Bradley O. Ackerman (1966)	Deputy Chief Compliance Officer and Anti-Money Laundering Officer	Since 2007

Deputy Chief Compliance Officer, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (January 2012 – present);

Anti-Money Laundering Officer, TPP, TPFG, TPFG II and TAAVF (2009 – present);

Anti-Money Laundering Officer, Transamerica Funds, TST and TIS (2007 – present);

Senior Compliance Officer, TAM (2007 – present); and

Director, Institutional Services, Rydex Investments (2002 – 2007).

Transamerica Funds		Annual Report 2012

Name and Year of Birth	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past Five Years
Sarah L. Bertrand (1967)	Assistant Secretary	Since 2009

Assistant Secretary, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (2009 – present);

Assistant Secretary, TII (2009 – 2010);

Assistant Vice President and Director, Legal Administration, TAM and TFS (2007 – present);

Assistant Secretary and Chief Compliance Officer, 40|86 Series Trust and 40|86 Strategic Income Fund (2000 – 2007); and

Second Vice President and Assistant Secretary, Legal and Compliance, 40|86 Capital Management, Inc. (1994 – 2007).

Timothy J. Bresnahan (1968)	Assistant Secretary	Since 2009

Assistant Secretary, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (2009 – present);

Assistant Secretary, TII (2009 – 2010); Vice President and Senior Counsel, TAM (2008 – present);

Counsel (contract), Massachusetts Financial Services, Inc. (2007);

Assistant Counsel, BISYS Fund Services Ohio, Inc. (2005 – 2007); and

Associate, Greenberg Traurig, P.A. (2004 – 2005).

Margaret A. Cullem-Fiore (1957)	Assistant Secretary	Since 2010

Assistant Secretary, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (2010 – present);

Assistant Vice President, TCI (2009 – present);

Vice President and Assistant General Counsel, TAM and TFS (2006 – present);

Vice President and Senior Counsel, Transamerica Financial Advisors, Inc. (2004 – 2007); and

Vice President and Senior Counsel, Western Reserve Life Assurance Co. of Ohio (2006).

*	Elected and serves at the pleasure of the Board of the Trust.

If an officer has held offices for different funds for different periods of time, the earliest applicable date is shown. No officer of the Trust, except for the Chief Compliance Officer, receives any compensation from the Trust.

Additional information about the Funds’ Board Members can be found in the Statement of Additional Information, available, without charge, upon request, by calling toll free 1-800-233-4339 or on the Trust’s website at www.transamericainvestments.com.

Transamerica Funds		Annual Report 2012

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-888-233-4339; and (2) on the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q, which is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You may also visit the Trust’s website at www.transamericainvestments.com for this and other information about the Funds and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we send shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday–Friday. Your request will take effect within 30 days.

Transamerica Funds		Annual Report 2012

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Funds		Annual Report 2012

Customer Service 1-888-233-4339

P.O. Box 9012 • Clearwater, FL 33758-9012

Distributor: Transamerica Capital, Inc.

Open Funds

Annual Report

October 31, 2012

www.transamericainvestments.com

Customer Service 1-888-233-4339

P.O. Box 9012 • Clearwater, FL 33758-9012

Distributor: Transamerica Capital, Inc.

Dear Fellow Shareholder,

On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial adviser in the future. We value the trust you have placed in us.

This annual report is provided to you with the intent of presenting a comprehensive review of the investments of each of your funds. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders, and we believe this report to be an important part of the investment process. In addition to providing a comprehensive review, this report also provides a discussion of accounting policies as well as matters presented to shareholders that may have required their vote.

We believe it is important to understand market conditions over the last year in order to provide a context for reading this report. One year ago, fears that a sovereign default or a large bank failure in Europe would precipitate a global crisis had driven U.S. and many international markets down. In late 2011, the European Central Bank responded by making unlimited loans available to European banks, which used this money to honor deposits and to purchase sovereign bonds. Market fears subsided and global economies improved modestly, helping markets to rally strongly throughout the first three months of 2012.

Then, in early spring, positive economic trends in both the United States and abroad faded, causing most equity markets to dip from their March 2012 highs. The onset of summer brought resurgence in both U.S. economics and markets and, at the same time, economic weakness in Europe and Asia moderated. These events, combined with additional easing by global central banks, helped to drive most international equities higher through the end of summer. In September, unlimited quantitative easing was announced by the Federal Reserve which pushed U.S. markets to their highs for the year. In October, disappointing corporate earnings caused U.S. markets to retreat modestly, leaving the Standard & Poor’s 500® Index up 15.21% for the year ended October 31, 2012. During this same period, the Morgan Stanley Capital International—Europe, Australasia, Far East Index (“MSCI-EAFE”), a measure of international stock returns, gained 5.15% and the Barclays U.S. Aggregate Bond Index gained 5.25%. Please keep in mind it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial adviser is a key resource to help you build a complete picture of your current and future financial needs. Financial advisers are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial adviser, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance.

Please contact your financial adviser if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Thomas A. Swank	Christopher A. Staples
President & Chief Executive Officer	Vice President & Chief Investment Officer
Transamerica Funds	Transamerica Funds

The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.

Transamerica Capital Growth

(formerly, Transamerica Morgan Stanley Capital Growth)

(unaudited)

MARKET ENVIRONMENT

The stock market continued to be influenced primarily by sentiment about the economy and policy actions from the Federal Reserve (“Fed”) and other central banks around the world. Although the tone of economic data in the U.S. remained mixed in the first half of the period, investors were optimistic about globally coordinated monetary policy efforts intended to shore up confidence in Europe’s ailing banks and a set of proposals from European Union leaders to address the debt crisis. However, in the spring, the equity market turned more volatile as the U.S. economy appeared to hit a soft patch, the pace of job growth slackened, and worries about Spain’s solvency surfaced. Economic growth in Europe and China weakened as well. Although these risks persisted, investor sentiment turned more upbeat in July with a pledge by the European Central Bank (“ECB”) president to do “whatever it takes” to save the Euro. Anticipation of another round of quantitative easing by the Fed also buoyed confidence. These expectations were fulfilled in September with the announcement of a new bond-buying program by the ECB and a third round of asset purchases by the Fed. Although October saw stronger labor and housing market data, corporate earnings reports for the third quarter were less robust than in recent quarters and uncertainties about the U.S. “fiscal cliff” (the expiration of certain tax cuts and government spending programs) at year’s end and ongoing European debt crisis remained.

PERFORMANCE

For the year ended October 31, 2012, Transamerica Capital Growth Class A returned 2.38%. By comparison, its benchmark, the Russell 1000® Growth Index, returned 13.02%.

STRATEGY REVIEW

The investment team looks for high-quality growth companies that they believe have these attributes: sustainable competitive advantages, business visibility, rising return on invested capital, free cash flow and a favorable risk/reward profile. We find these companies through intense fundamental research. Our emphasis is on secular growth, and as a result short-term market events are not as meaningful in the stock selection process.

The fund’s underperformance relative to the Russell 1000® Growth Index (the “Index”) was driven largely by stock selection in the technology sector. The fund’s two largest detractors from relative performance, social networking service Facebook and online deals provider Groupon, Inc., came from this sector. Another area of relative weakness was stock selection in the energy sector. Although the fund’s relative underweight to the sector helped offset negative performance, the few energy stocks the fund did hold were laggards. Stock selection in the producer durables sector also dampened relative results, primarily due to Li & Fung, a Chinese global consumer products trading firm not represented in the Index, and Expeditors International of Washington, a global logistics company.

Positive relative performance was driven almost exclusively by stock selection in the health care sector. Holdings in medical equipment stocks Illumina, Inc., which makes tools and systems for use in genetic analysis, and Intuitive Surgical, Inc., which designs surgical systems for a variety of procedures, were among the fund’s top three contributing stocks during the period. The largest contributor to relative performance was a position in Apple, Inc., the consumer electronics, personal computer, and software maker.

Dennis P. Lynch

David S. Cohen

Sam G. Chainani, CFA

Alexander T. Norton

Jason C. Yeung, CFA

Armistead B. Nash

Co-Portfolio Managers

Morgan Stanley Investment Management Inc.

Transamerica Funds		Annual Report 2012

Transamerica Capital Growth

(formerly, Transamerica Morgan Stanley Capital Growth)

(unaudited)

Average Annual Total Return for Periods Ended 10/31/2012

	1 Year	10 Years or Life of Class	Inception Date
Class A (NAV)	2.38%	10.58%	11/13/2009
Class A (POP)	(3.25)%	8.48%	11/13/2009
Russell 1000® Growth *	13.02%	12.02%

Class B (NAV)	1.65%	9.84%	11/13/2009
Class B (POP)	(3.26)%	8.99%	11/13/2009

Class C (NAV)	1.80%	9.88%	11/13/2009
Class C (POP)	0.82%	9.88%	11/13/2009

Class I (NAV)	2.96%	11.70%	11/30/2009

Class I2 (NAV)	3.11%	11.94%	09/30/2011

NOTES

*

The Russell 1000® Growth Index (“Russell 1000® Growth”) is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The 10 Years or Life of Class calculation is based on the inception date of the class. You cannot invest directly in an index.

The performance data presented represents past performance; future results may vary. Performance data does not reflect the deduction of taxes that would be paid on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Please see www.transamericainvestments.com for performance data current to the most recent month-end. Net Asset Value (“NAV”) returns include the reinvestment of dividends and capital gains but do not reflect any sales charges. Public Offering Price (“POP”) returns include the reinvestment of dividends and capital gains and reflect the maximum sales charge of 5.5% for A shares or the maximum applicable contingent deferred sales charge (5% in the 1st year, decreasing to 0% after 6 years) for Class B shares and 1% (during the first 12 months) for Class C shares. There are no sales charges on Class I and I2 shares.

Performance figures reflect any fee waivers and/or expense reimbursements by the Investment Adviser. Without such waivers and/or reimbursements, the performance would be lower. Future waivers and/or reimbursements are at the discretion of the Investment Adviser.

Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to larger price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

Russell Investment Group is the source and owner of the trademarks, service marks, and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.

Transamerica Funds		Annual Report 2012

Transamerica Diversified Equity

(formerly, Transamerica WMC Diversified Equity)

(unaudited)

MARKET ENVIRONMENT

Global equities were volatile during the one-year period ended October 31, 2012, moving higher early in the period on the back of strong corporate earnings and generally favorable economic data before succumbing in the second quarter to escalating global growth concerns and challenges in Europe. Equity markets rebounded in the third quarter and continued their ascent through the end of the period, as improving optimism about the global economy and a tidal wave of global liquidity outweighed investors’ concerns about sovereign debt troubles in Europe.

In this environment, all ten sectors in the Russell 1000® Growth Index posted positive returns during the period. The telecommunication services and health care sectors led the Russell 1000® Growth Index, while utilities and materials posted more modest gains relative to the broader Index return.

PERFORMANCE

For the year ended October 31, 2012, Transamerica Diversified Equity Class A returned 7.04%. By comparison, its benchmark, the Russell 1000® Growth Index, returned 13.02%.

STRATEGY REVIEW

The fund’s investment process leverages the extensive research resources of Wellington Management and emphasizes a balance of growth, quality, and valuation criteria in selecting stocks. We utilize risk analysis tools to help maintain the fund’s emphasis on stock selection and minimize other sources of relative risk. With this bottom-up approach incorporating diversified sources of alpha and effective risk analysis, our goal is to generate consistent outperformance over time.

During the period, less favorable security selection in the information technology, consumer discretionary, and industrials sectors were the main drivers of relative underperformance. An underweight position in the relatively strong consumer staples sector also detracted from relative results. Positive results from security selection within energy and consumer staples helped relative performance, as did an overweight to energy and an underweight to industrials.

The fund’s largest relative detractors during the period included California-based network equipment company Cisco Systems, Inc., provider of postsecondary degree programs ITT Educational Services, Inc., and programmable logic devices manufacturer Altera Corp.

The fund’s largest contributors to relative performance during the period included biotechnology medicines company Amgen, online global commerce platform eBay, Inc., and paint manufacturer and distributor Sherwin-Williams Co. Not owning weak performing benchmark stock Intel, a designer and manufacturer of integrated digital technology platforms, and Schlumberger, an oilfield services company, also contributed positively to benchmark relative performance.

As of the end of the period, the fund was most overweight the information technology sector, and most underweight the industrials sector relative to the Index.

Paul E. Marrkand, CFA

Portfolio Manager

Wellington Management Company, LLP

Transamerica Funds		Annual Report 2012

Transamerica Diversified Equity

(formerly, Transamerica WMC Diversified Equity)

(unaudited)

Average Annual Total Return for Periods Ended 10/31/2012

		10 Years or
	1 Year	Life of Class	Inception Date
Class A (NAV)	7.04%	7.32%	11/13/2009
Class A (POP)	1.16%	5.29%	11/13/2009
Russell 1000® Growth *	13.02%	12.02%

Class B (NAV)	6.29%	6.60%	11/13/2009
Class B (POP)	1.74%	5.70%	11/13/2009

Class C (NAV)	6.22%	6.59%	11/13/2009
Class C (POP)	5.32%	6.59%	11/13/2009

Class I (NAV)	7.62%	8.52%	11/30/2009

Class I2 (NAV)	7.79%	8.10%	11/13/2009

Class T (NAV)	N/A	(0.04)%	02/10/2012
Class T (POP)	N/A	(8.54)%	02/10/2012

NOTES

*

The Russell 1000® Growth Index (“Russell 1000® Growth”) is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The 10 Years or Life of Class calculation is based on the inception date of the class. You cannot invest directly in an index.

The performance data presented represents past performance; future results may vary. Performance data does not reflect the deduction of taxes that would be paid on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Please see www.transamericainvestments.com for performance data current to the most recent month-end. Net Asset Value (“NAV”) returns include the reinvestment of dividends and capital gains but do not reflect any sales charges. Public Offering Price (“POP”) returns include the reinvestment of dividends and capital gains and reflect the maximum sales charge of 5.5% for A shares or the maximum applicable contingent deferred sales charge (5% in the 1st year, decreasing to 0% after 6 years) for Class B shares or 1% (during the first 12 months) for Class C shares and the maximum sales charge of 8.5% for Class T shares. There are no sales charges on Class I and I2 shares.

Performance figures reflect any fee waivers and/or expense reimbursements by the Investment Adviser. Without such waivers and/or reimbursements, the performance would be lower. Future waivers and/or reimbursements are at the discretion of the Investment Adviser.

Growth stocks can be volatile and experience sharp price declines and certain types of stocks, especially technology, can be extremely volatile and subject to greater price swings than the broader market. Value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time or that an undervalued stock is actually appropriately priced. This material must be preceded or accompanied by a current prospectus, which includes specific contents regarding the investment objectives and policies of this fund.

Russell Investment Group is the source and owner of the trademarks, service marks, and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.

Transamerica Funds		Annual Report 2012

Transamerica Emerging Markets Debt

(formerly, Transamerica Logan Circle Emerging Markets Debt)

(unaudited)

MARKET ENVIRONMENT

During the course of the past fiscal year, we witnessed significant global political, policy, and economic uncertainty. It began late last year, when there were serious concerns that Greece would exit the Eurozone and lead to a disorderly unwind of risk due to financial interconnectivity within Europe and its major trading partners. The European struggles eventually led to questions regarding Spanish and Italian debt sustainability wherein we observed rising peripheral yields throughout the first half of the year. The worsening European story resulted in contagion effects globally as we felt the effects of softer growth in China and the U.S. Eventually the worsening economic outlook was met with a commensurate policy response by the European Central Bank (“ECB”) in the form of Outright Monetary Transactions (“OMT”) along with the Federal Reserve’s (“Fed”) adoption of a much more open ended QE III program. The result of these two significant policy responses was lower risk premiums across the spectrum in the second half of 2012.

The Fed’s actions, in conjunction with fears that the U.S. economy was slowing, drove U.S. Treasury yields lower in July 2012 from their 2012 peak in March. Since July, ten-year Treasuries have oscillated within a tight range.

With Treasury yields hovering near their lows, as well as strong central bank commitments to maintain lower yields, investors sought to obtain additional yield by investing in higher risk assets such as emerging market debt. As a result, Emerging Markets Bond Index (“EMBI”) and Corporate Emerging Market Bond Index (“CEMBI”) spreads tightened over the relevant horizon; and JPMorgan Government Bond Index-Emerging Markets (“GBI-EM”) yields declined. This contributed to a positive year for emerging market assets.

PERFORMANCE

For the year ended October 31, 2012, Transamerica Emerging Markets Debt Class A returned 21.07%. By comparison, its benchmark, the J.P. Morgan Emerging Markets Bond Global Index, returned 16.33%.

STRATEGY REVIEW

Transamerica Emerging Market Debt outperformed the JPMorgan Emerging Markets Bond Global Index over the period. Over the past year, the fund has been very active in its positioning versus the opportunity set. Within local currency markets the fund’s weightings have varied considerably with a bias toward lower volatility areas in late 2011 and higher volatility positions throughout much of 2012. Positioning in emerging market corporates has been fairly static, but the quality bias remained dynamic based on both underlying fundamentals and valuations. U.S. dollar sovereign debt continued to represent a significant weighting in the fund with much of the allocation focused on higher yielding special situation credits with lesser exposures to duration sensitive investment grade sovereigns.

In U.S. dollar sovereigns, country exposure in areas like Venezuela, Senegal, and Belarus all generated significant excess returns. Senegal offered one of the better relative value opportunities as the market penalized the country for an upcoming election and focused more on other regional players without political uncertainty. A bias towards a barbell strategy within emerging market corporates also benefitted returns, as the fund invested in both high yield names like Jamaica’s Digicel Group, Ltd., as well as higher quality duration sensitive assets like Abu Dhabi’s International Petroleum Investment Company (“IPIC”). Finally, the local currency decision was also value added as the fund increased positions in the Mexican Peso and Russian Ruble, post the ECB’s President Mario Draghi’s comments in July that reduced European tail risk from the market.

Transamerica Emerging Markets Debt uses forward foreign currency contracts to adjust the portion of the portfolio that is exposed to foreign exchange risk. Forward foreign currency contracts are also used to separate bond risk from currency risk when a country’s rates offer attractive opportunities, but the currency is not appealing and vice versa. The forward foreign currency contracts had a minimal impact on performance.

Todd Howard, CFA

Scott Moses, CFA

Co-Portfolio Managers

Logan Circle Partners, LP

Transamerica Funds		Annual Report 2012

Transamerica Emerging Markets Debt

(formerly, Transamerica Logan Circle Emerging Markets Debt)

(unaudited)

Average Annual Total Return for Periods Ended 10/31/2012

	1 Year	10 Years or Life of Class	Inception Date
Class A (NAV)	21.07%	17.84%	08/31/2011
Class A (POP)	15.31%	13.01%	08/31/2011
J.P. Morgan Emerging Markets Bond Global *	16.33%	13.95%

Class C (NAV)	20.24%	17.02%	08/31/2011
Class C (POP)	19.24%	17.02%	08/31/2011

Class I (NAV)	21.40%	18.22%	08/31/2011

Class I2 (NAV)	21.50%	18.30%	08/31/2011

NOTES

*	The J.P. Morgan Emerging Markets Bond Global Index (“J.P. Morgan Emerging Markets Bond Global”) is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The 10 Years or Life of Class calculation is based on the inception date of the class. You cannot invest directly in an index.

The performance data presented represents past performance; future results may vary. Performance data does not reflect the deduction of taxes that would be paid on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Please see www.transamericainvestments.com for performance data current to the most recent month-end. Net Asset Value (“NAV”) returns include the reinvestment of dividends and capital gains but do not reflect any sales charges. Public Offering Price (“POP”) returns include the reinvestment of dividends and capital gains and reflect the maximum sales charge of 4.75% for A shares or the maximum applicable contingent deferred sales charge and 1% (during the first 12 months) for Class C shares. There are no sales charges on Class I and I2 shares.

Performance figures reflect any fee waivers and/or expense reimbursements by the Investment Adviser. Without such waivers and/or reimbursements, the performance would be lower. Future waiver and/or reimbursements are at the discretion of the Investment Adviser.

The risks of investing in foreign securities are magnified in emerging markets. These may include risks related to market and currency volatility, adverse social and political developments, and the relatively small size and lesser liquidity of these markets. Debt investing is subject to credit risk, inflation risk, and interest rate risk. This material must be preceded or accompanied by a current prospectus, which includes specific contents regarding the investment objectives and policies of this fund.

Transamerica Funds		Annual Report 2012

Transamerica Emerging Markets Equity

(unaudited)

MARKET ENVIRONMENT

The market environment for fiscal year 2012 since the fund’s inception was notably volatile.

During the start of the period, much of the news focused on Europe, as economic developments disappointed investors and sentiment around the globe worsened. Specifically, concerns about Greece remaining in the Eurozone and the financial shape of the Spanish banking sector depressed global markets. Analysts began revising global Gross Domestic Product (“GDP”) growth estimates downward. As a result, commodity prices fell sharply. Emerging market equities suffered strong losses in the month of May and but partially recovered over the next two months.

Subsequently, the Federal Reserve (“Fed”) decided to initiate a third round of quantitative easing. The latest iteration is different from the others in that the operation will be open-ended and will continue for as long as the Fed deems necessary to improve the labor market. While some form of quantitative easing was expected, the extent announced surprised the market. As a result, stock prices rose sharply during September.

Supporting the “risk-on” mentality during the quarter, Japan increased the size of its asset-buying program by $126 billion, the European Central Bank (“ECB”) announced a plan of unlimited bond buying to cut eurozone borrowing costs, China promised to continue a “proactive fiscal policy”, the German court approved the eurozone rescue fund, and central banks around the globe continued to cut interest rates.

PERFORMANCE

For the period from inception April 30, 2012 through October 31, 2012, Transamerica Emerging Markets Equity Class A returned (5.80)%. By comparison, its benchmark, the Morgan Stanley Capital International Emerging Markets Index, returned (1.01)%.

STRATEGY REVIEW

The fund continues to be positioned in line with our overall philosophy. ClariVest employs a strategy of aggressively identifying and investing in the securities of firms entering or extending a fundamental growth cycle. We manage this aggressive strategy by marrying it with a disciplined approach to portfolio construction. We maintain a balanced profile of growth and value, as demonstrated by a positive exposure to recent earnings growth relative to benchmark, as well as a positive exposure to valuation (via such measures as earnings to price) relative to benchmark.

The fund underperformed this fiscal year, with stock selection being the major factor. An underweight in financials and information technology contributed to underperformance, while an overweight in health care and consumer staples helped performance. Stock selection within financials and consumer discretionary was also negative. Underweight positions in Turkey, as well as stock selection within Taiwan and India detracted from performance. Stock selection within Brazil and Thailand was a positive for the fund.

From a security standpoint, KIA Motors Corp. detracted from performance as they missed third quarter profit forecasts due in part to a labor dispute. Gazprom OAO also hurt performance as oil prices fell 17% in the month of May. Samsung Electronics Co., Ltd. augmented performance as they have seen strong growth in their mobile headset division with the launch of the Galaxy S3. AngloGold Ashanti, Africa’s largest gold miner, also helped performance as their first quarter earnings beat expectations due to increased margins and higher gold prices.

David R. Vaughn, CFA

Alex Turner, CFA

Co-Portfolio Managers

ClariVest Asset Management LLC

Transamerica Funds		Annual Report 2012

Transamerica Emerging Markets Equity

(unaudited)

Average Annual Total Return for Periods Ended 10/31/2012

	10 Years or Life of Class		Inception Date
Class A (NAV)	(5.80	)%(A)	04/30/2012
Class A (POP)	(10.96	)% (A)	04/30/2012
MSCI-EMI *	(1.01	)%(A)

Class C (NAV)	(6.10	)%(A)	04/30/2012
Class C (POP)	(7.04	)%(A)	04/30/2012

Class I (NAV)	(5.70	)%(A)	04/30/2012

Class I2 (NAV)	(5.60	)%(A)	04/30/2012

NOTES

*	The Morgan Stanley Capital International Emerging Markets Index (“MSCI-EMI”) is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The 10 Years or Life of Fund calculation is based on the inception date of the class. You cannot invest directly in an index.
(A)	Not annualized.

The performance data presented represents past performance; future results may vary. Performance data does not reflect the deduction of taxes that would be paid on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Please see www.transamericainvestments.com for performance data current to the most recent month-end. Net Asset Value (“NAV”) returns include the reinvestment of dividends and capital gains but do not reflect any sales charges. Public Offering Price (“POP”) returns include the reinvestment of dividends and capital gains and reflect the maximum sales charge of 5.5% for A shares or the maximum applicable contingent deferred sales charge and 1% (during the first 12 months) for Class C shares. There are no sales charges on Class I and I2 shares.

Performance figures reflect any fee waivers and/or expense reimbursements by the Investment Adviser. Without such waivers and/or reimbursements, the performance would be lower. Future waivers and/or reimbursements are at the discretion of the Investment Adviser.

The risks of investing in foreign securities are magnified in emerging markets. These may include risks related to market and currency volatility, adverse social and political developments and the relatively small size and less liquidity of these markets. This material must be preceded or accompanied by a current prospectus, which includes specific contents regarding the investment objectives and policies of this fund.

Transamerica Funds		Annual Report 2012

Transamerica Flexible Income

(formerly, Transamerica AEGON Flexible Income)

(unaudited)

MARKET ENVIRONMENT

The fiscal year ended October 31, 2012 much like it began the year; numerous issues continuing to weigh on investors’ minds both domestically and abroad. Despite these concerns, risk assets continued to do well for the year with credit spreads tightening across all fixed income classes, with U.S. Treasury rates continuing their downward trend, and with equity prices moderately higher per the Standard & Poor’s 500® Index (“S&P 500”).

Early in the fiscal year, the European sovereign and banking crisis was the primary concern. Despite the crisis being nearly a year-and-a-half old, policymakers continued to wrestle with an appropriate response. Finally, with significant pressure from the markets, policymakers introduced new facilities to relieve pressure on the financial system; tough fiscal austerity measures were to continue in exchange for more robust bank funding facilities. Unfortunately, this did nothing more than defer the resolution of the problem without addressing the real issues of the European Monetary Union. Europe’s economy continued to slip deeper into recession throughout the fiscal year putting even further pressure on an already strained banking system. Ultimately, with strains once again too strong to ignore, the European Central Bank (“ECB”) late in the fiscal year stepped up once again declaring; “we will do what it takes to support the system”.

Throughout the fiscal year 2012 the U.S. economy continued its slow to moderate grow path, with numerous cries from various economic pundits that a recession was just around the corner. The Federal Reserve (“Fed”), already on the heels of two prior quantitative easing programs, announced late in the year that a third program, with a targeted unemployment rate, was what the economy needed. The monetary response, coupled with an extension of the payroll tax holiday, kept the consumer with adequate resources to continue their spending trend. Housing prices finally found a bid during the fiscal year as low interest rates and valuations more in line with history, created an excellent time to be a home buyer.

A new concern developed in fiscal 2012; a slowing global economy, led by concerns of growth in China, and its ultimate impact on the rest of the world. Moving toward the end of the fiscal year, numerous central banks around the world responded with even more aggressive accommodation, which looks to have slowed the pace of deceleration of worldwide growth, and in fact signs are accumulating that a turn in global growth may be at hand.

A common theme prevalent around the world during the fiscal year has been the response by numerous central banks and the more accommodative stance to help slowing economies and stressed banking systems. This liquidity has found its way into financial markets promoting better financial conditions and thus lower risk premiums for many risk assets. For now many solvency and liquidity issues that had cropped up around the world, have calmed.

As this letter began, macroeconomic issues have not gone away; some new ones have appeared on the horizon while some of the old ones will no doubt resurface. In the U.S., fears of the Fiscal Cliff, uncertainty surrounding future fiscal policies, and a continued tepid employment market, will weigh on investors’ minds. In Europe, while the ECB has calmed matters there for the time being, policymakers still have a significant task ahead of them in trying to integrate the Union more politically. Growth in China has been decelerating, leading some pundits to look for even lower growth rates than the consensus now believes.

Despite all of the macroeconomic concerns, the prevailing theme of accommodative central banks will continue. This has already produced global PMIs (also known as Purchasing Managers Index) and leading indicators of worldwide growth to stabilize and in fact show signs of revitalizing growth. The combination of better economic growth along with continued stimulus from central banks should provide positive tailwinds for risk assets throughout fiscal year 2013.

PERFORMANCE

For the year ended October 31, 2012, Transamerica Flexible Income Class A returned 11.60%. By comparison, its benchmark, the Barclays U.S. Aggregate Bond Index (“BCAB”), returned 5.25%.

STRATEGY REVIEW

Transamerica Flexible Income achieved a higher total return than the benchmark through capital appreciation and higher yield. Our overweighting of various spread products, notably corporate bonds (investment grade and high yield), were the main contributors to performance. Investments in non-agency residential mortgage backed securities (“RMBS”), emerging markets, non-dollar securities, and name and sector selection added to our performance. Our underweighting to U.S. Treasuries and Agency securities also contributed to performance given their minimal carry and lack of spread compression potential, while our short duration positioning detracted from performance.

Corporate bonds remained our largest overweight and continued to benefit from central bank induced risk premium contraction, improving corporate fundamentals, and a strong market technical. Corporates really were the big winner out of the Great Recession as their balance sheets improved, they got great access to liquidity, and they have the ability to invest overseas or in other growth markets. These positive factors are not affecting other fixed income sectors such as municipals, mortgage back securities, or Treasuries to the same degree. Within our corporate bond allocation, we were overweight to financials as wider spreads and stabilizing credit fundamentals provided opportunities.

Transamerica Funds		Annual Report 2012

Transamerica Flexible Income

(formerly, Transamerica AEGON Flexible Income)

(unaudited)

STRATEGY REVIEW (continued)

Within other spread sectors, we increased allocation to non-agency RMBS for yield and total return opportunities. Given the previous move in home prices from the peak, the decline in mortgage rates, and improved sentiment housing appears to have bottomed and be showing slight gains. As the underlying fundamentals for housing improved, these securities added to performance. Additionally, our investments in the non-U.S. dollar markets of Mexico, Canada, Brazil, Chile, and the Philippines added to performance for through yield and appreciating currency movements. Although we are cautious on volatility of the foreign exchange markets, we continue to believe these are some select markets which can add yield and risk adjusted return.

Our duration, which was shorter than the BCAB, detracted from performance during the year as though shorter maturity U.S. Treasury rates remained relatively unchanged, while longer maturity rates rallied. Given the concerns that developed during the year over which assets were truly risk-free in Europe and continued effects from the Fed’s balance sheet management operations which have removed duration from the Treasury market, longer maturity rates rallied. With interest rates so low, and plenty of other good opportunities to pick up yield, we want to minimize the risk that the back up in interest rates could cause to bond prices. We continue to prefer exposure to credit risk over duration risk.

Brian W. Westhoff, CFA

Bradley J. Beman, CFA

Greg Haendel, CFA

David Halfpap, CFA

Rick Perry, CFA

Jim Schaeffer

Co-Portfolio Managers

AEGON USA Investment Management, LLC

Transamerica Funds		Annual Report 2012

Transamerica Flexible Income

(formerly, Transamerica AEGON Flexible Income)

(unaudited)

Average Annual Total Return for Periods Ended 10/31/2012

	1 Year	5 Years	10 Years or Life of Class	Inception Date
Class A (NAV)	11.60%	6.34%	5.18%	06/29/1987
Class A (POP)	6.30%	5.30%	4.67%	06/29/1987
Barclays U.S. Aggregate Bond *	5.25%	6.38%	5.39%

Class B (NAV)	10.69%	5.53%	4.60%	10/01/1995
Class B (POP)	5.69%	5.37%	4.60%	10/01/1995

Class C (NAV)	10.71%	5.64%	4.45%	11/11/2002
Class C (POP)	9.71%	5.64%	4.45%	11/11/2002

Class I (NAV)	11.87%	N/A	9.94%	11/30/2009

Class I2 (NAV)	11.85%	6.85%	5.50%	11/08/2004

NOTES

*	The Barclays U.S. Aggregate Bond Index (“Barclays U.S. Aggregate Bond”) is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The 10 Years or Life of Class calculation is based on the previous 10 years or since the inception date of the class, whichever is more recent. You cannot invest directly in an index.

The performance data presented represents past performance; future results may vary. Performance data does not reflect the deduction of taxes that would be paid on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Please see www.transamericainvestments.com for performance data current to the most recent month-end. Net Asset Value (“NAV”) returns include the reinvestment of dividends and capital gains but do not reflect any sales charges. Public Offering Price (“POP”) returns include the reinvestment of dividends and capital gains and reflect the maximum sales charge of 4.75% for A shares or the maximum applicable contingent deferred sales charge (5% in the 1st year, decreasing to 0% after 6 years) for Class B shares and 1% (during the first 12 months) for Class C shares. Shares purchased prior to March 1, 2004 are subject to a maximum applicable contingent deferred sales charge (5% in the 1st year, decreasing to 0% after 7 years) for Class B shares and (2% in the 1st year, decreasing to 0% after 2 years) for Class C shares. There are no sales charges on Class I and I2 shares.

Performance figures reflect any fee waivers and/or expense reimbursements by the Investment Adviser. Without such waivers and/or reimbursements, the performance would be lower. Future waivers and/or reimbursements are at the discretion of the Investment Adviser.

Investing in bond funds entails interest rate and credit risk as well as additional risks in that the fund may invest in high-yield/high-risk bonds and is subject to greater levels of liquidity risk, which are described in more detail in the prospectus. This material must be preceded or accompanied by a current prospectus, which includes specific contents regarding the investment objectives and policies of this fund.

Transamerica Funds		Annual Report 2012

Transamerica Growth Opportunities

(formerly, Transamerica Morgan Stanley Growth Opportunities)

(unaudited)

MARKET ENVIRONMENT

The stock market continued to be influenced primarily by sentiment about the economy and policy actions from the Federal Reserve (“Fed”) and other central banks around the world. Although the tone of economic data in the U.S. remained mixed in the first half of the period, investors were optimistic about globally coordinated monetary policy efforts intended to shore up confidence in Europe’s ailing banks and a set of proposals from European Union leaders to address the debt crisis. However, in the spring, the equity market turned more volatile as the U.S. economy appeared to hit a soft patch, the pace of job growth slackened, and worries about Spain’s solvency surfaced. Economic growth in Europe and China weakened as well. Although these risks persisted, investor sentiment turned more upbeat in July with a pledge by the European Central Bank (“ECB”) president to do “whatever it takes” to save the Euro. Anticipation of another round of quantitative easing by the Fed also buoyed confidence. These expectations were fulfilled in September with the announcement of a new bond-buying program by the ECB and a third round of asset purchases by the Fed. Although October saw stronger labor and housing market data, corporate earnings reports for the third quarter were less robust than in recent quarters and uncertainties about the U.S. “fiscal cliff” (the expiration of certain tax cuts and government spending programs) at year’s end and ongoing European debt crisis remained.

PERFORMANCE

For the year ended October 31, 2012, Transamerica Growth Opportunities Class A returned (3.79)%. By comparison, its benchmark, the Russell Midcap® Growth Index, returned 9.09%.

STRATEGY REVIEW

The investment team looks for high-quality growth companies that they believe have these attributes: sustainable competitive advantages, business visibility, rising return on invested capital, free cash flow, and a favorable risk/reward profile. We find these companies through intense fundamental research. Our emphasis is on secular growth, and as a result short-term market events are not as meaningful in the stock selection process.

The fund underperformed the Russell Midcap® Growth Index (the “Index”) for the year ended October 31, 2012. Stock selection in the technology sector was by far the largest detractor from relative performance. Holdings in online deals provider Groupon, Inc. and social networking games developer Zynga, Inc. were the main drags on performance both within the sector and the fund overall. Stock selection in the consumer discretionary sector was disadvantageous, with disappointing results from several holdings not represented in the Index as well as a lack of exposure to some of the sector’s better-performing areas. Also dampening relative performance was stock selection in the materials and processing sector. Mineral miners Lynas Corp. and Molycorp, Inc. and potash producer Intrepid Potash, Inc. led the sector lower.

However, the fund benefited from both stock selection and an overweight in the health care sector. Holdings in medical equipment stocks Illumina, Inc. which makes tools and systems for use in genetic analysis, and Intuitive Surgical, Inc., which designs surgical systems for a variety of procedures, were among the fund’s top three contributing stocks during the period. Despite the somewhat negative effect of an overweight in the utilities sector, stock selection there bolstered performance. Relative gains in the sector were driven entirely by the fund’s position in Brookfield Infrastructure Partners LP, a manager of infrastructure operations.

Dennis P. Lynch

David S. Cohen

Sam G. Chainani, CFA

Alexander T. Norton

Jason C. Yeung, CFA

Armistead Nash

Co-Portfolio Managers

Morgan Stanley Investment Management Inc.

Transamerica Funds		Annual Report 2012

Transamerica Growth Opportunities

(formerly, Transamerica Morgan Stanley Growth Opportunities)

(unaudited)

Average Annual Total Return for Periods Ended 10/31/2012

	1 Year	5 Years	10 Years or Life of Class	Inception Date
Class A (NAV)	(3.79)%	(1.60)%	8.14%	03/01/2000
Class A (POP)	(9.11)%	(2.70)%	7.53%	03/01/2000
Russell Midcap® Growth *	9.09%	1.55%	10.03%

Class B (NAV)	(4.47)%	(2.26)%	7.51%	03/01/2000
Class B (POP)	(8.08)%	(2.41)%	7.51%	03/01/2000

Class C (NAV)	(4.46)%	(2.22)%	7.61%	11/11/2002
Class C (POP)	(5.19)%	(2.22)%	7.61%	11/11/2002

Class I (NAV)	(3.16)%	N/A	11.53%	11/30/2009

Class I2 (NAV)	(2.97)%	(0.78)%	4.90%	11/15/2005

NOTES

*

The Russell Midcap® Growth Index (“Russell Midcap® Growth”) is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The 10 Years or Life of Class calculation is based on the previous 10 years or since the inception date of the class, whichever is more recent. You cannot invest directly in an index.

The performance data presented represents past performance; future results may vary. Performance data does not reflect the deduction of taxes that would be paid on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Please see www.transamericainvestments.com for performance data current to the most recent month-end. Net Asset Value (“NAV”) returns include the reinvestment of dividends and capital gains but do not reflect any sales charges. Public Offering Price (“POP”) returns include the reinvestment of dividends and capital gains and reflect the maximum sales charge of 5.5% for A shares or the maximum applicable contingent deferred sales charge (5% in the 1st year, decreasing to 0% after 6 years) for Class B shares and 1% (during the first 12 months) for Class C shares. Shares purchased prior to March 1, 2004 are subject to a maximum applicable contingent deferred sales charge (5% in the 1st year, decreasing to 0% after 7 years) for Class B shares and (2% in the 1st year, decreasing to 0% after 2 years) for Class C shares. There are no sales charges on Class I and I2 shares.

Performance figures reflect any fee waivers and/or expense reimbursements by the Investment Adviser. Without such waivers and/or reimbursements, the performance would be lower. Future waivers and/or reimbursements are at the discretion of the Investment Adviser.

Investing in small and medium-size companies involves greater risk than is customarily associated with more established companies. The securities of small and mid capitalization companies are subject to higher volatility than larger, more established companies. This material must be preceded or accompanied by a current prospectus, which includes specific contents regarding the investment objectives and policies of this fund.

Russell Investment Group is the source and owner of the trademarks, service marks, and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.

Transamerica Funds		Annual Report 2012

Transamerica High Yield Bond

(formerly, Transamerica AEGON High Yield Bond)

(unaudited)

MARKET ENVIRONMENT

The fiscal year ended October 31, 2012 much like it began. Numerous issues continue to weigh on investors’ minds both domestically and abroad. Despite these concerns, risk assets continued to do well for the year with credit spreads tightening across fixed income classes, U.S. Treasury rates continuing their downward trend, and equity prices moderately higher.

Early in the fiscal year, the European sovereign and banking crisis was the primary concern. Despite the crisis being over a year old, policymakers continued to wrestle with an appropriate response. With significant pressure from the markets, policymakers introduced new funding facilities to relieve pressure on the financial system in exchange for tough fiscal austerity measures. However, we believe that these measures do not address the real issues facing the Monetary Union.

Throughout the fiscal year, the U.S. economy continued a slow to moderate growth path. The U.S. Federal Reserve Board (“Fed”), already on the heels of two prior quantitative easing programs, announced a third program targeted at lowering the unemployment rate. The monetary response, coupled with an extension of the payroll tax holiday, kept the consumer with adequate resources to continue their spending trend. In addition, housing prices finally found a bid during the fiscal year due to low interest rates.

Concerns about global economic growth increased due to a slowdown in China and its ultimate impact on the rest of the world. Moving toward the end of the fiscal year, numerous central banks around the world responded with even more aggressive accommodation. The easing appears to have reduced the risks of a sharp slowdown.

The liquidity provided by central banks around the world continues to promote improved financial conditions and lower risk premiums for many risk assets. For now many solvency and liquidity issues, which cropped up around the world, have calmed.

However, many macroeconomic issues remain. In the U.S. fears of the “fiscal cliff”, uncertainty surrounding future fiscal policies, and a tepid employment market weigh on investors’ minds. In Europe, policymakers still have a significant task ahead of them in trying to integrate the Union more politically. A slowdown in China’s growth also remains a concern.

Despite all of the macroeconomic concerns, we believe the prevailing theme of accommodative central banks is likely to continue, which may provide positive tailwinds for risk assets throughout fiscal year 2013.

PERFORMANCE

For the year ended October 31, 2012, Transamerica High Yield Bond Class A returned 14.57%. By comparison, its benchmark, the Barclays U.S. Corporate High Yield 2% Issuer Capped Index, returned 13.58%.

STRATEGY REVIEW

Transamerica High Yield Bond outperformed its benchmark for the fiscal year ended October 31, 2012. The Consumer Cyclical sector provided the greatest contribution to performance as an overweight to Home Construction industry benefitted from the modest rebound in new home sales. The fund also benefited from being underweight the Energy sector, which was one of the lowest returning sectors in the High Yield market. Security selection was also a notable positive as bonds owned by the fund in the Financial, Technology, and Communications sectors materially outperformed the underlying indices.

The individual positions which had the greatest positive impact on performance included bonds issued by Sprint Nextel Corp., First Data Corp., Beazer Homes USA, Inc., KB Home, and Edison Mission Energy. Notable detractors from performance included the securities of Dynegy, Inc., Caesars Entertainment Operating Co., Inc., Clearwire, Unisys Corp., and EnergySolutions, Inc./EnergySolutions LLC In addition, the fund’s modest allocation to cash pulled down overall performance.

We believe high yield is positioned to outperform other fixed income assets over the next six to twelve months, albeit total returns may not exceed the coupons generated on the fund. Fundamentals remain strong as companies are profitable, balance sheets are conservative, default rates remain low, and global monetary stimuli remain supportive.

Bradley J. Beman, CFA

Kevin Bakker, CFA

Benjamin D. Miller, CFA

Jim Schaeffer

Co-Portfolio Managers

AEGON USA Investment Management, LLC

Transamerica Funds		Annual Report 2012

Transamerica High Yield Bond

(formerly, Transamerica AEGON High Yield Bond)

(unaudited)

Average Annual Total Return for Periods Ended 10/31/2012

	1 Year	5 Years	10 Years or Life of Class	Inception Date
Class A (NAV)	14.57%	9.08%	9.35%	06/14/1985
Class A (POP)	9.08%	8.03%	8.83%	06/14/1985
Barclays U.S. Corporate High Yield 2% Issuer Capped *	13.58%	9.54%	11.14%

Class B (NAV)	13.77%	8.32%	8.74%	10/01/1995
Class B (POP)	8.77%	8.17%	8.74%	10/01/1995

Class C (NAV)	13.81%	8.40%	8.43%	11/11/2002
Class C (POP)	12.81%	8.40%	8.43%	11/11/2002

Class I (NAV)	15.05%	N/A	12.26%	11/30/2009

Class I2 (NAV)	15.01%	9.61%	8.32%	11/08/2004

NOTES

*	The Barclays U.S. Corporate High Yield 2% Issuer Capped Index (“Barclays U.S. Corporate High Yield 2% Issuer Capped”) is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The 10 Years or Life of Class calculation is based on the previous 10 years or since the inception date of the class, whichever is more recent. You cannot invest directly in an index.

The performance data presented represents past performance; future results may vary. Performance data does not reflect the deduction of taxes that would be paid on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Please see www.transamericainvestments.com for performance data current to the most recent month-end. Net Asset Value (“NAV”) returns include the reinvestment of dividends and capital gains but do not reflect any sales charges. Public Offering Price (“POP”) returns include the reinvestment of dividends and capital gains and reflect the maximum sales charge of 4.75% for A shares or the maximum applicable contingent deferred sales charge (5% in the 1st year, decreasing to 0% after 6 years) for Class B shares and 1% (during the first 12 months) for Class C shares. Shares purchased prior to March 1, 2004 are subject to a maximum applicable contingent deferred sales charge (5% in the 1st year, decreasing to 0% after 7 years) for Class B shares and (2% in the 1st year, decreasing to 0% after 2 years) for Class C shares. There are no sales charges on Class I and I2 shares.

Performance figures reflect any fee waivers and/or expense reimbursements by the Investment Adviser. Without such waivers and/or reimbursements, the performance would be lower. Future waivers and/or reimbursements are at the discretion of the Investment Adviser.

Investments in high-yield bonds (“junk bonds”) may be subject to greater volatility and risks as the income derived from these securities is not guaranteed and may be unpredictable and the value of these securities tends to decline when the interest rate increases. This material must be preceded or accompanied by a current prospectus, which includes specific contents regarding the investment objectives and policies of this fund.

Transamerica Funds		Annual Report 2012

Transamerica International Bond

(formerly, Transamerica JPMorgan International Bond)

(unaudited)

MARKET ENVIRONMENT

Over the past 12 months, our base-case market outlook has remained relatively consistent and assigned a high probability to the “muddle-through” anemic recovery scenario. However, we believe that central bank intervention globally has mitigated the tail risk resulting from fears of a eurozone crisis. The combined actions of the five major central banks – the Federal Reserve (“Fed”), the European Central Bank (“ECB”), the U.K.’s Monetary Policy Committee, the Bank of Japan, and the People’s Bank of China – have reduced downside economic risks and further entrenched our base-case for a sub-trend recovery. The positive surprises in these central bank actions were that the Fed changed its reaction function from reactive to proactive, and the ECB overcame German objections to offer unlimited and pari passu (without partiality) bond purchases. The open-ended nature of these policies is powerful. Central banks now appear to have done what they can, and the onus for generating an economic recovery has shifted to fiscal policy. It is clear that for the central banks, the priority for inflation targeting has given way to growth generation over the intermediate horizon. While economic downside risks have been mitigated, the upside has not materially improved. The amount of deleveraging yet to occur is a massive inhibitor of growth. Although the ECB has provided a sufficient liquidity backdrop to stabilize sovereign funding, agreements on integration and reform have yet to be reached. The slowdown in China looms as an ominous headwind for Pacific Rim countries. The outcome of the U.S. elections seems less important than any immediate bipartisan agreement to reduce the fiscal cliff that would otherwise occur in 2013. Central bank asset purchases, or quantitative easing, are more likely to inflate asset prices than to generate economic growth, unless emerging market growth exceeds forecasts. Despite record-low yields across markets, bonds continue to be supported by policy intervention, and spread sectors are well supported.

PERFORMANCE

For the year ended October 31, 2012, Transamerica International Bond Class I2 returned 2.71%. By comparison its benchmark, the J.P. Morgan Government Bond ex-U.S. Unhedged Index, returned 1.68%.

STRATEGY REVIEW

Accommodative monetary policy globally has bolstered market sentiment over the period and has created an ideal environment for fixed income, particularly as some of the more extreme fat tail-risk scenarios have receded. Our exposure to investment-grade corporate credit, given the significant tightening experienced in credit spreads, has been additive. Our exposure to covered bonds has also enhanced performance, particularly our allocation to euro-denominated covered bonds where we retain high conviction. In rates, we added a long position in five-year Spanish bonds as peripheral bonds rallied following the ECB’s Outright Monetary Transactions (“OMT”) announcement. Earlier in the period, the fund was positioned neutral in headline duration versus its benchmark, with overweighs in the U.K. and underweights in Germany, Spain and Italy. Later in the period, we also added duration in 10-year Japanese government bonds with the expectation of ongoing economic weakness in the eurozone and growing tensions between China and Japan. Yields in core government bonds are currently at record lows, and yet central banks continue to ease policy rates, and the fund has held overweights in highly rated government agencies, supranationals and covered bonds as substitutes for core government bonds over the period. We expect the spread on these assets to narrow as low risk-free rates encourage investors to look for alternative forms of yield. Looking forward, our base-case remains one of a sub-trend recovery that continues into 2013. As developed markets are forced to go through public and private austerity, coordinated central bank action will provide the liquidity to prevent a downward spiral. The fund’s positioning should benefit from yields remaining low and narrowing of higher-rated credit spreads.

We use government bond futures for duration management, active and index replication. We use forward foreign currency contracts for currency management, active and index replication. Active management in duration and foreign exchange contributed positively to performance, and exceeded management’s expectations.

Jon B. Jonsson

Portfolio Manager

J.P. Morgan Investment Management Inc.

Transamerica Funds		Annual Report 2012

Transamerica International Bond

(formerly, Transamerica JPMorgan International Bond)

(unaudited)

Average Annual Total Return for Periods Ended 10/31/2012

			10 Years or
	1 Year	5 Years	Life of Class		Inception Date
Class I2 (NAV)	2.71%	6.05%	6.65%		12/06/2005
J.P. Morgan Government Bond ex-U.S. Unhedged *	1.68%	6.55%	7.25%

Class A (NAV)	N/A	N/A	2.52	%(A)	03/01/2012
Class A (POP)	N/A	N/A	(2.32	)%(A)	03/01/2012

Class C (NAV)	N/A	N/A	2.03	%(A)	03/01/2012
Class C (POP)	N/A	N/A	1.03	%(A)	03/01/2012

Class I (NAV)	N/A	N/A	2.75	%(A)	03/01/2012

NOTES

*	The J.P. Morgan Government Bond ex-U.S. unhedged Index (“J.P. Morgan Government Bond ex-U.S. Unhedged”) is an unmanaged index used as a general measure of market performance. Calculations assumed dividends and capital gains are reinvested and do not include any managerial expenses. The 10 Years or Life of Fund calculation is based on inception date of the class. You cannot invest directly in an index.
(A)	Not annualized.

The performance data presented represents past performance; future results may vary. Performance data does not reflect the deduction of taxes that would be paid on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Please see www.transamericainvestments.com for performance data current to the most recent month-end. Net Asset Value (“NAV”) returns include the reinvestment of dividends and capital gains but do not reflect any sales charges. Public Offering Price (“POP”) returns include the reinvestment of dividends and capital gains and reflect the maximum sales charge of 4.75% for A shares or the maximum applicable contingent deferred sales charge 1% (during the first 12 months) for Class C shares. There are no sales charges on Class I and I2 shares.

Performance figures reflect any fee waivers and/or expense reimbursements by the Investment Adviser. Without such waivers and/or reimbursements, the performance would be lower. Future waivers and/or reimbursements are at the discretion of the Investment Adviser.

Investing in bond funds entails interest rate and credit risk as well as additional risks in that the fund may invest in high-yield/high-risk bonds and is subject to greater levels of liquidity risk, which are described in more detail in the prospectus. Investments in global/international markets involve risks not associated with U.S. markets, such as currency fluctuations, adverse social and political developments, and the relatively small size and lesser liquidity of the markets. This material must be preceded or accompanied by a current prospectus, which includes specific contents regarding the investment objectives and policies of this fund.

Transamerica Funds		Annual Report 2012

Transamerica International Equity

(formerly, Transamerica TS&W International Equity)

(unaudited)

MARKET ENVIRONMENT

Non-U.S. stocks produced positive returns for investors in the twelve months ended October 31, 2012, but only after two strong market rallies were interrupted by a sharp springtime correction. The European sovereign debt crisis and its broader impact on global economic growth was the focal point for investors for the second consecutive year. While it is tempting to describe this pattern of performance as more of the “risk on/risk off” dynamic frequently invoked over the last three years, we believe markets exhibit evidence of a slow awakening to the attractive value and income characteristics available from many stocks relative to expensive fixed income alternatives.

Stocks began the year in a downdraft as Spain, Portugal, Italy, and Greece (Europe’s weakest economies) confronted the need for bailouts, debt restructuring or perhaps a disorderly exit from the common currency regime, and China grappled with slowing economic growth. Fear gave way to optimism in late November, however, as positive moves by Europe’s political leadership raised the possibility of solutions to the debt crisis. With stocks valued at generational lows relative to profits, cash flow and dividends; these political maneuvers, along with aggressive global monetary policy, produced a strong rally that lasted until late March. Stocks reached another low in early June, but once again low valuations and monetary stimulus triggered a rally that was ongoing as the fund’s fiscal year ended.

Sluggish global economic growth, an unfortunate side effect of the inescapable need to reduce debt, is likely to keep stock markets volatile over the next year. Many companies will struggle to grow sales and maintain profit margins, but much of this uncertainty is already reflected in stock valuations. We believe the current environment favors the disciplined, value investment strategy that we pursue because periodic flare-ups of macro-economic pessimism result in attractive entry points for stocks.

PERFORMANCE

For the year ended October 31, 2012, Transamerica International Equity Class I returned 11.58%. By comparison, its benchmark, the Morgan Stanley Capital International - Europe, Australasia, Far East Index, returned 5.15%.

STRATEGY REVIEW

Transamerica International Equity produced a strong result over the past year by maintaining a disciplined focus on valuation and a farsighted investment time horizon. Europe, the focus of so much anxiety over the past year, was the top contributor to fund performance over the last twelve months. Although Europe is in the midst of a recession, or close to it, European stocks began the year at very inexpensive valuation levels, suggesting that expectations were low. Many of these companies do business globally, meaning they were able to find opportunities outside their home region. While all geographic regions produced a positive relative return for the fund over the past year, stocks outside the benchmark, representing emerging markets and Canada, were the least positive contributors. With good values available in developed markets, the allocation to emerging markets was below our 10% maximum limitation throughout the year.

The Materials sector, which includes economically sensitive companies in a diverse collection of businesses from mining and chemicals to packaging and building materials, produced the largest contribution to fund return, followed closely by consumer discretionary stocks, another diverse group. Smurfit Kappa Group PLC, a producer of boxes and other paper packaging based in Ireland, was the top stock in the fund over the last year, rebounding from the dubious honor of being the worst contributor the year before. Our investment thesis for Smurfit Kappa Group PLC is based on industry and financial improvements that are expected to play out over a number of years, so this reversal was not a big surprise. Other top contributors included Grifols, a Spanish medical technology firm, and WPP PLC, a global advertising giant based in the U.K.

The Financial sector, in which we have been underweight for some time, was the only economic sector to detract from fund performance over the past year. Although valuations continue to appear low in this sector, we remain concerned about the lack of regulatory clarity and the need for many companies to boost the amount of capital they hold in reserve. Fujitsu, Ltd., a Japanese technology giant, was the most significant detractor from performance over the last year. Like many large Japanese electronics firms, Fujitsu, Ltd. is struggling to restructure its business to meet a rapidly changing landscape for enterprise technology. BinckBank, a Netherlands-based brokerage and financial services firm, was the second-largest detractor for the year.

Brandon H. Harrell, CFA

Portfolio Manager

Thompson, Siegel & Walmsley LLC

Transamerica Funds		Annual Report 2012

Transamerica International Equity

(formerly, Transamerica TS&W International Equity)

(unaudited)

Average Annual Total Return for Periods Ended 10/31/2012

			10 Years or
	1 Year	5 Years	Life of Class	Inception Date
Class I (NAV)	11.58%	(3.20)%	8.49%	12/18/1992
MSCI-EAFE *	5.15%	(5.35)%	8.21%

Class A (NAV)	11.10%	N/A	(0.26)%	03/01/2011
Class A (POP)	5.01%	N/A	(3.57)%	03/01/2011

Class C (NAV)	10.49%	N/A	(0.89)%	03/01/2011
Class C (POP)	9.49%	N/A	(0.89)%	03/01/2011

Class I2 (NAV)	11.64%	N/A	0.21%	03/01/2011

NOTES

*	The Morgan Stanley Capital International Europe, Australasia, Far East Index (“MSCI-EAFE”) is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The 10 Years or Life of Class calculation is based on the previous 10 years or since the inception date of the class, whichever is more recent. You cannot invest directly in an index.

The performance data presented represents past performance; future results may vary. Performance data does not reflect the deduction of taxes that would be paid on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Please see www.transamericainvestments.com for performance data current to the most recent month-end. Net Asset Value (“NAV”) returns include the reinvestment of dividends and capital gains but do not reflect any sales charges. Public Offering Price (“POP”) returns include the reinvestment of dividends and capital gains and reflect the maximum sales charge of 5.5% for A shares or the maximum applicable contingent deferred sales charge 1% (during the first 12 months) for Class C shares. There are no sales charges on Class I and I2 shares.

Performance figures reflect any fee waivers and/or expense reimbursements by the Investment Adviser. Without such waivers and/or reimbursements, the performance would be lower. Future waivers and/or reimbursements are at the discretion of the Investment Adviser.

The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. Investments in global/international markets involve risks not associated with U.S. markets, such as currency fluctuations, adverse social and political developments, and the relatively small size and lesser liquidity of the markets. This material must be preceded or accompanied by a current prospectus, which includes specific contents regarding the investment objectives and policies of this fund.

Transamerica Funds		Annual Report 2012

Transamerica Large Cap Growth

(unaudited)

MARKET ENVIRONMENT

In some ways, 2012 has played out in a similar manner to 2010 and 2011, in that we experienced a rally to start the year followed by a period of weakness driven by a volatile global macro-economic environment. However, the key difference was the calm markets we experienced over the summer this year. After the summer fireworks of the last few years, it was a welcome respite. Mario Draghi, president of the European Central Bank (“ECB”), calmed markets in late July with his comment that the ECB would do “whatever it takes” to save the Euro, setting markets up for a nice rally.

Then markets were helped by the Federal Reserve (“Fed”). After hinting that it was ready to act to jump-start the recovery again, a series of weak employment reports pushed the Fed to announce its third major round of bond buying. The hope is that the purchases will help lower mortgage rates even further and help boost the housing sector. The markets have also been helped by improved consumer confidence and strong corporate earnings.

PERFORMANCE

For the period from inception April 30, 2012 through October 31, 2012, Transamerica Large Cap Growth Class A returned (1.40)%. By comparison, its benchmark, the Russell 1000® Growth Index, returned (0.98)%.

STRATEGY REVIEW

The fund was launched April 30, 2012. The following month, May, was a difficult month for the market. The culprits weighing down the market were nothing new - namely mixed domestic economic progress and continued political and economic uncertainty in Europe. However, the market then rallied for the next four months before pausing in October. Against this market environment, the fund performed in-line with the Russell 1000® Growth Index benchmark. The fund continues to be positioned with a sector neutral approach in order to ensure that our stock selection will drive our results. Stock selection in the consumer discretionary and materials sectors was the key contributor to our success, while our holdings in the health care sector underperformed.

Our consumer discretionary stocks provided strong returns led by media/cable provider Comcast Corp., apparel retailer Foot Locker, Inc., and specialty retailer PetSmart, Inc. Comcast Corp. traded higher after reports of higher subscriber rates for their cable business. PetSmart, Inc. shares rose after the pet-supplies retailer posted better-than-expected earnings and raised its full-year outlook. We also achieved strong results in the materials sector as Eastman Chemical Co., Monsanto, and Ball Corp. each gained ground.

We achieved mixed results in the technology sector. Our holding in Google, Inc. outperformed after the company reported quarterly earnings that, for the first time, included results from recently acquired Motorola Mobility. In Google’s core advertising businesses, revenue grew versus 2011, a result of its continued leadership in Internet search and display markets on the back of strong secular growth in online advertising. These positive results, however, were offset by our holding in VeriFone Systems, Inc., which had fiscal third-quarter income rise as the electronic-payments company’s revenue strengthened, led by its services business. Still, shares dropped after the company predicted weak fourth-quarter revenue.

Our holdings in the health care sector underperformed after Agilent Technologies Inc. shares fell, as investors reacted negatively to the company’s weak third-quarter report and fourth-quarter outlook.

James P. Haynie, CFA

Mark Stoeckle

Co-Portfolio Managers

BNP Paribas Asset Management, Inc.

Transamerica Funds		Annual Report 2012

Transamerica Large Cap Growth

(unaudited)

Average Annual Total Return for Periods Ended 10/31/2012

	10 Years or Life of Class		Inception Date
Class A (NAV)	(1.40	)% (A)	04/30/2012
Class A (POP)	(6.81	)% (A)	04/30/2012
Russell 1000® Growth *	(0.98	)% (A)

Class C (NAV)	(1.80	)% (A)	04/30/2012
Class C (POP)	(2.78	)% (A)	04/30/2012

Class I (NAV)	(1.30	)% (A)	04/30/2012

Class I2 (NAV)	(1.20	)% (A)	04/30/2012

NOTES

*

The Russell 1000® Growth Index (“Russell 1000® Growth”) is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The 10 Years or Life of Class calculation is based on the inception date of the class. You cannot invest directly in an index.

(A)	Not annualized.

The performance data presented represents past performance; future results may vary. Performance data does not reflect the deduction of taxes that would be paid on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Please see www.transamericainvestments.com for performance data current to the most recent month-end. Net Asset Value (“NAV”) returns include the reinvestment of dividends and capital gains but do not reflect any sales charges. Public Offering Price (“POP”) returns include the reinvestment of dividends and capital gains and reflect the maximum sales charge of 5.5% for A shares or the maximum applicable contingent deferred sales charge and 1% (during the first 12 months) for Class C shares. There are no sales charges on Class I and I2 shares.

Performance figures reflect any fee waivers and/or expense reimbursements by the Investment Adviser. Without such waivers and/or reimbursements, the performance would be lower. Future waivers and/or reimbursements are at the discretion of the Investment Adviser.

The price of equity securities may rise or fall because of changes in the market or changes in a company’s financial condition. Equities are subject to market risk meaning that stock prices in general may decline over short or extended periods of time. This material must be preceded or accompanied by a current prospectus, which includes specific contents regarding the investment objectives and policies of this fund.

Russell Investment Group is the source and owner of the trademarks, service marks, and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.

Transamerica Funds		Annual Report 2012

Transamerica Large Cap Value

(formerly, Transamerica Quality Value)

(unaudited)

MARKET ENVIRONMENT

During the third quarter, investors’ appetite for risk appeared to increase, leading to a rebound in equity markets. Keys to the sentiment improvement were the concerted measures taken by the world’s central bankers. In the U.S., Federal Reserve Board Chairman Ben Bernanke announced the third round of quantitative easing and set expectations on the direction of interest rates, stating the intention to keep them close to zero through 2015. In Europe, European Central Bank (“ECB”) president Mario Draghi expressed his commitment to keeping the eurozone together, announcing an aggressive bond buying plan (commonly known as OMT) in attempts to stabilize stressed debt markets in the region. All in all these promises are hardly guarantees of economic growth restoration in the near future, but they did appear to have reduced the perceived probability of a left tail event.

In early October, U.S. markets continued to advance, primarily due to better than expected U.S. unemployment data and the tailwind from the developments in Europe. However, the optimism was short-lived as investors stepped to the sidelines amidst mixed sentiment surrounding earnings expectations for Q3 2012 and in upcoming 2013, leading to a sell-off during the second week. As the month progressed, relatively positive news on two of the three major macro overhangs - slightly better economic data from China and the developments in Europe leading to a reduced linkage between Europe and U.S. markets, shifted investors’ focus to the third major overhang - the uncertainty surrounding the fiscal cliff and the upcoming elections in the U.S. As little clarity was obtained, market activity remained tepid during the second half of the month, even as the markets reopened after hurricane Sandy for the last trading day of the month.

On all fronts, our stance has been cautious throughout the entire period. While certain equity valuations are compelling, we have reasons to believe the economy and the macroeconomic issues affecting it continue to be real and concerning. We have tried to minimize the risk of our funds to these factors and prefer to focus on cash return profiles and company specific catalysts.

PERFORMANCE

For the year ended October 31, 2012, Transamerica Large Cap Value Class A returned 16.40%. By comparison, its benchmark, the Russell 1000® Value Index, returned 16.89%.

Prior to July 31, 2012, the fund was named Transamerica Quality Value and had a different sub-adviser.

STRATEGY REVIEW

Our strategy implements a value-oriented approach rooted in rigorous bottom-up research and emphasis on downside protection. Fundamentally, we look for good companies with overly discounted valuations on both absolute and relative bases, and a catalyst which could drive share price appreciation.

Given the macroeconomic backdrop, we have leaned away from economically sensitive sectors since inception in August 1, 2012. A slowing China can ultimately mean less demand for energy, commodities, and technology. We are underweight in those sectors and have a mix of low beta positions (e.g. Chevron Corp., Exxon Mobile Corp.) and underappreciated catalysts (e.g. Halliburton Co., EMC Corp.). We have no strong view on national healthcare, but we do like a number of bottom-up stories in healthcare and have a slight overweight in the sector (e.g. Medtronic, Inc., Cigna Corp.). We also have an overweight in consumer, both staples and discretionary. In both cases we are primarily interested in the more domestic plays in which future catalysts can unlock value (e.g. Macy’s, Inc., Ralcorp Holdings, Inc.). However, we are also looking at global market leaders with good cash returns that have experienced short-term underperformance. Procter & Gamble Co. is a good example of such a company.

As expected, stock selection contributed to the strategy’s outperformance whereas sector allocation detracted mainly due to our cash balance. The financial sector was the largest contributor to benchmark returns as investors sought exposure to the mortgage industry. Despite our underweight to the sector, positive stock selection contributed to performance both on an absolute and relative basis. Three of our top 5 relative contributors were financial stocks: Suntrust Banks, Inc., MetLife, Inc., and JPMorgan Chase & Co Materials was the largest detracting sector on both absolute and relative terms. However, the main factor to the strategy’s underperformance within the sector was the poor stock selection, primarily driven by our position in DuPont, which detracted in relative performance during the period. Additional noteworthy underperforming names were Willis Group Holdings PLC and Halliburton Co., which detracted from our relative performance.

Jack Murphy

John Levin

Co-Portfolio Managers

Levin Capital Strategies, L.P.

Transamerica Funds		Annual Report 2012

Transamerica Large Cap Value

(formerly, Transamerica Quality Value)

(unaudited)

Average Annual Total Return for Periods Ended 10/31/2012

	1 Year	10 Years or Life of Class	Inception Date
Class A (NAV)	16.40%	10.21%	11/15/2010
Class A (POP)	9.99%	7.08%	11/15/2010
Russell 1000® Value *	16.89%	10.82%

Class C (NAV)	15.64%	9.55%	11/15/2010

Class C (POP)	8.32%	6.44%	11/15/2010

Class I (NAV)	17.00%	10.71%	11/15/2010

Class I2 (NAV)	16.90%	10.81%	11/15/2010

NOTES

*

The Russell 1000® Value Index (“Russell 1000® Value”) is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The 10 Years or Life of Class calculation is based on the inception date of the class. You cannot invest directly in an index.

The performance data presented represents past performance; future results may vary. Performance data does not reflect the deduction of taxes that would be paid on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Please see www.transamericainvestments.com for performance data current to the most recent month-end. Net Asset Value (“NAV”) returns include the reinvestment of dividends and capital gains but do not reflect any sales charges. Public Offering Price (“POP”) returns include the reinvestment of dividends and capital gains and reflect the maximum sales charge of 5.5% for A shares or the maximum applicable contingent deferred sales charge 1% (during the first 12 months) for Class C shares. There are no sales charges on Class I and I2 shares.

Performance figures reflect any fee waivers and/or expense reimbursements by the Investment Adviser. Without such waivers and/or reimbursements, the performance would be lower. Future waivers and/or reimbursements are at the discretion of the Investment Adviser.

Growth stocks can be volatile and experience sharp price declines and certain types of stocks, especially technology, can be extremely volatile and subject to greater price swings than the broader market. Value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time or that an undervalued stock is actually appropriately priced. This material must be preceded or accompanied by a current prospectus, which includes specific contents regarding the investment objectives and policies of this fund.

Russell Investment Group is the source and owner of the trademarks, service marks, and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.

Transamerica Funds		Annual Report 2012

Transamerica Multi-Managed Balanced

(unaudited)

MARKET ENVIRONMENT

BlackRock Financial Management, Inc.

The first half of the reporting period was dominated by concerns about debt problems in Europe; the latter half was dominated by uncertainty around monetary policy in both the United States and Europe. In September, accommodative policy actions from the U.S. and European central banks alleviated anxiety and increased investors’ risk appetite, despite lackluster fundamental economic data in the United States and the continuation of severe debt problems in Spain.

The fund’s outperformance versus the Barclays U.S. Aggregate Bond Index (“BCAB”) was attributable to diversified exposure to high-quality spread sectors, which performed well despite heightened investor anxiety during the period. The fund benefited mostly from exposure to securitized assets, including an overweight relative to the BCAB in commercial mortgage-backed securities (“CMBS”) and an allocation to non-agency residential mortgage-backed securities (“MBS”), which are not represented in the BCAB. Within CMBS, the fund favored recently issued higher-quality multi-family securities, which performed well as the underlying fundamentals continued to improve in a strong rental market. Also contributing positively to performance was out-of-index exposure to high yield debt, an overweight to investment grade credit and security selection within industrials. Additional positive return contributions came from active trading in agency MBS and tactical exposures to sovereign debt and credit names in Europe.

Slightly detracting from performance were currency hedges designed to provide the fund with downside protection against a global economic slowdown and volatility resulting from European debt concerns.

J.P. Morgan Investment Management Inc.

2012 began with a return to normality both in terms of the markets and our investment process. In regards to the markets, improved U.S. economic forecasts, combined with the Long-term Refinancing Operations (“LTROs”) funding program for European banks caused the U.S. markets to rally during the first quarter. As investors became less focused on macro factors, the correlations amongst stocks dropped which created an environment which was more agreeable to stock pickers.

The second quarter of 2012 saw a reversal of the normality experienced during the first quarter of 2012. The U.S. market declined for the quarter, as European uncertainty once again dominated the headlines. Markets became more volatile and investors became more focused on macro factors, and risk averse. The second quarter 2012 proved to be a disadvantageous environment for active managers, with fundamentals taking a backseat as correlations amongst stocks rose. The widening spread between overvalued and undervalued stocks during the second quarter 2012 echoed the extreme valuation conditions we witnessed in the fourth quarter of 2011.

The third quarter of 2012 saw a reversion to the normality experienced during the first quarter 2012. The U.S. market advanced on the heels of aggressive central bank actions highlighted by both the European Central Bank (“ECB”) and the U.S. Federal Reserve Board (“Fed”). Markets became less volatile and investors focused less on macro factors, risk adverse.

PERFORMANCE

For the year ended October 31, 2012, Transamerica Multi-Managed Balanced Class A returned 11.27%. By comparison, its primary and secondary benchmarks, the Standard & Poor’s 500® Index (“S&P 500”)and the Barclays U.S. Aggregate Bond Index, returned 15.21% and 5.25%, respectively.

STRATEGY REVIEW

BlackRock Financial Management, Inc.

Throughout the 12-month period, the fund actively managed duration while maintaining a slightly short duration bias. Near the end of the period, the fund maintained a yield curve-flattening bias versus its benchmark.

The fund tactically managed its corporate credit exposure throughout the period, cautiously seeking to take advantage of relative value opportunities in industrials and financials. However, following good performance in corporate credit early in 2012, the fund began reducing exposure to the sector toward period end while adding to its securitized credit allocation. The fund also added a small position in Italian sovereign debt as it could potentially benefit from future ECB monetary policy support.

The fund added exposure to CMBS, which continues to benefit from improving commercial real estate markets. Given a relative lack of liquidity in certain segments of the securitized market, the fund reduced its non-agency MBS holdings and added exposure to the more liquid sectors such as auto loan asset-backed securities (“ABS”). The fund reduced its agency MBS allocation while shifting its positioning within the space toward lower-coupon and call-protected issues in light of increased refinancing activity in the mortgage market.

Transamerica Funds		Annual Report 2012

Transamerica Multi-Managed Balanced

(unaudited)

STRATEGY REVIEW (continued)

As of period end, the fund maintains a slightly more cautious stance given the likelihood of financial market volatility increasing from the recent historically low levels. Headwinds for the remainder of 2012 include uncertainty around U.S. political elections and the “fiscal cliff” (i.e., automatic tax increases and federal-spending cuts at the turn of the year) as well as uncertainty around bailouts for the eurozone’s most debt-laden countries; however, the U.S. economy appears well supported by monetary policy and resilient enough to grow at a modest pace.

Relative to the BCAB, the fund remained generally underweight to government-related sectors in favor of non-government spread sectors. Among spread sectors, the fund held a slight underweight allocation to investment grade credit, an overweight to CMBS and ABS and held out-of-index exposures to high yield corporate credit and non-agency MBS. Within the government space, the fund maintained an underweight in U.S. Treasuries and agency debentures, while holding an overweight in agency MBS. The fund ended the period with a slightly short duration versus the BCAB.

The fund uses interest rate derivative instruments, which includes futures contracts or options, mainly for the purpose of managing risks relating to portfolio duration and yield curve positioning. The fund also trades forward foreign currency contracts or uses foreign currency derivatives to manage currency risk in the fund. During the period, derivatives had a minimal impact on performance.

J.P. Morgan Investment Management Inc.

Transamerica Multi-Managed Balanced outperformed its benchmark, the S&P 500, for the trailing 12 months. The retail, systems and network hardware, and consumer cyclical sectors contributed to performance while the basic materials, industrial cyclicals and energy sectors detracted. At the security level, PulteGroup, Inc., Apple, Inc. (“Apple”) and Hewlett-Packard Co. were the largest contributors while Baker Hughes, Inc., CSX Corp., and Norfolk Southern Corp. were the largest detractors.

Within the consumer cyclical sector, PulteGroup, Inc. reported better-than expected profit and a significant increase in new orders, as U.S. homebuilders are becoming more profitable, given record low mortgage rates and stabilizing prices that attract new home buyers. Additionally, reducing expenses after the acquisition of Centex and selling out of older, less profitable communities also benefited earnings.

Within the systems hardware sector, a long position in Apple paired with a short position in Hewlett-Packard Co. continued to work well. Apple benefitted from strong tablet sales, especially with the recent launch of the iPad 3, and smartphone sales, beating expectations and continuing to gain market share in both segments. We believe Apple is a relatively inexpensive stock on normalized earnings with sustainable gross margins and upside to estimates. Additionally, Apple reported strong quarterly performance with a year over year increase in net income and in net sales. Further, shares advanced in the third quarter of 2012 following its triumph over Samsung on the patent infringement ruling expectations and a positive reaction to the launch of the iPhone 5. Meanwhile, Hewlett-Packard Co. reported a weak top line and softer services margin, continuing to lag its peers amid structural shifts and should face challenges in long-term growth. The stock looks attractive based on valuation but does not sufficiently justify as a buying opportunity, so the strategy remains underweight in the name.

On the negative side, within industrials, Baker Hughes, Inc., the maker of drill bits and other gear for oil and gas firms, warned that its first-quarter profit will be below expectation as North American pressure pumping issues and an early Canadian breakup season impacted margins. International issues including seasonality and project delays in Latin American also weighed on the stock.

Within the industrial cyclicals space, an overweight position in CSX Corp. detracted from performance in the third quarter. The stock declined during the quarter on the back of tepid earnings and expectations that the railroad company may not see domestic coal volume pick up until 2013. Analysts are also wary about the company’s export revenues as coal exports are expected to moderate on the back of a Chinese slowdown. Given the continued headwinds in the utility coal market, we believe that the company remains on track for earnings growth for the full year of 2012.

Within autos and transportation, our overweight in Norfolk Southern Corp. detracted from performance. Shares of the eastern U.S. railroad tumbled as the company projected earnings below expectations, citing volume declines and lower revenues, and seemed to face more headwinds than its peers. Over the long term however, Norfolk Southern Corp. still looks attractive on normalized valuations and should benefit over the long term from favorable pricing power and improved operational efficiency, sustaining share shifts from truckers.

Matthew Marra	Scott Blasdell, CFA
Eric Pelliccaro	Terance Chen, CFA
Rick Rieder	Raffaele Zingone, CFA
Bob Miller

Co-Portfolio Managers	Co-Portfolio Managers
BlackRock Financial Management, Inc.	J.P. Morgan Investment Management Inc.

Transamerica Funds		Annual Report 2012

Transamerica Multi-Managed Balanced

(unaudited)

Average Annual Total Return for Periods Ended 10/31/2012

	1 Year	5 Years	10 Years or Life of Class	Inception Date
Class A (NAV)	11.27%	3.51%	6.94%	12/02/1994
Class A (POP)	5.14%	2.34%	6.34%	12/02/1994
S&P 500 *	15.21%	0.36%	6.91%
Barclays U.S. Aggregate Bond *	5.25%	6.38%	5.39%

Class B (NAV)	10.30%	2.72%	6.38%	10/01/1995
Class B (POP)	5.56%	2.56%	6.38%	10/01/1995

Class C (NAV)	10.63%	2.94%	6.33%	11/11/2002
Class C (POP)	9.68%	2.94%	6.33%	11/11/2002

Class I (NAV)	11.76%	N/A	14.20%	11/30/2009

NOTES

*

The Standard & Poor’s 500® Index (“S&P 500”) and the Barclays U.S. Aggregate Bond Index (“Barclays U.S. Aggregate Bond”) are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The 10 Years or Life of Class calculation is based on the previous 10 years or since the inception date of the class, whichever is more recent. You cannot invest directly in an index.

The performance data presented represents past performance; future results may vary. Performance data does not reflect the deduction of taxes that would be paid on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Please see www.transamericainvestments.com for performance data current to the most recent month-end. Net Asset Value (“NAV”) returns include the reinvestment of dividends and capital gains but do not reflect any sales charges. Public Offering Price (“POP”) returns include the reinvestment of dividends and capital gains and reflect the maximum sales charge of 5.5% for A shares or the maximum applicable contingent deferred sales charge (5% in the 1st year, decreasing to 0% after 6 years) for Class B shares and 1% (during the first 12 months) for Class C shares. Shares purchased prior to March 1, 2004 are subject to a maximum applicable contingent deferred sales charge (5% in the 1st year, decreasing to 0% after 7 years) for Class B shares and (2% in the 1st year, decreasing to 0% after 2 years) for Class C shares. There are no sales charges on Class I shares.

Performance figures reflect any fee waivers and/or expense reimbursements by the Investment Adviser. Without such waivers and/or reimbursements, the performance would be lower. Future waivers and/or reimbursements are at the discretion of the Investment Adviser.

Equity securities tend to go up and down more dramatically over the short term and price movements may result from many individual factors as well as the market as a whole. Fixed income securities have several risks including fluctuations in market value, changes in interest rates as the value will decrease as interest rates rise, and issuers defaulting on their obligations to pay interest or return principal. This material must be preceded or accompanied by a current prospectus, which includes specific contents regarding the investment objectives and policies of this fund.

Transamerica Funds		Annual Report 2012

Transamerica Short-Term Bond

(formerly, Transamerica AEGON Short-Term Bond)

(unaudited)

MARKET ENVIRONMENT

The fiscal year ended October 31, 2012 much like it began the year; numerous issues continuing to weigh on investors’ minds both domestically and abroad. Despite these concerns, risk assets continued to do well for the year with credit spreads tightening across all fixed income classes, U.S. Treasury rates continuing their downward trend, and equity prices moved higher.

Early in the fiscal year, the European sovereign and banking crisis was the primary concern. Despite the crisis being nearly a year-and-a-half old, policymakers continued to wrestle with an appropriate response. Finally, with significant pressure from the markets, policymakers introduced several new facilities to relieve pressure on the financial system; tough fiscal austerity measures were to continue in exchange for more robust bank funding facilities. Unfortunately, this did nothing more than defer the resolution of the problem without addressing the real issues of the Monetary Union. Europe’s economy continued to slip deeper into recession throughout the fiscal year putting even further pressure on an already strained banking system. Ultimately, with strains once again too strong to ignore, the European Central Bank (“ECB”) late in the fiscal year stepped up once again announcing new facilities and declaring; “we will do what it takes to support the system”.

Throughout the fiscal year 2012, the U.S. economy continued its slow to moderate grow path, with numerous cries from various economic pundits that a recession was just around the corner. The U.S. Federal Reserve Board (“Fed”), already on the heels of two prior quantitative easing programs, announced late in the year that a third program, with a targeted unemployment rate, was what the economy needed. The monetary response, coupled with an extension of the payroll tax holiday, kept the consumer with adequate resources to continue their spending trend. Housing prices finally found a bid during the fiscal year as low interest rates and valuations more in line with history created an excellent opportunity for home buyers.

A new concern developed in fiscal 2012; a slowing global economy, led by concerns of growth in China, and its ultimate impact on the rest of the world. Moving toward the end of the fiscal year, numerous central banks around the world responded with even more aggressive accommodation, which looks to have slowed the pace of deceleration of worldwide growth, and in fact signs are accumulating that a turn in global growth may be at hand.

A common theme prevalent around the world during the fiscal year has been the response by numerous central banks and the more accommodative stance to help slowing economies and stressed banking systems. This liquidity has found its way into financial markets promoting better financial conditions and thus lower risk premiums for many risk assets. For now many solvency and liquidity issues that had cropped up around the world have calmed.

As this letter began, macroeconomic issues have not gone away; some new ones have appeared on the horizon while some of the old ones will no doubt resurface. In the U.S., fears of the “fiscal cliff”, uncertainty surrounding future fiscal policies, and a continued tepid employment market will weigh on investors’ minds. In Europe, while the ECB has calmed matters there for the time being, policymakers still have a significant task ahead of them in trying to integrate the Union more politically. Growth in China has been decelerating, leading some pundits to look for even lower growth rates than the consensus now believes.

Despite all of the macroeconomic concerns, the prevailing theme of accommodative central banks will continue. This has already led to global Purchasing Managers’ Indexes (“PMI”) and leading indicators of worldwide growth to stabilize and in fact show signs of revitalizing growth. The combination of better economic growth along with continued stimulus from central banks should provide positive tailwinds for risk assets throughout fiscal year 2013.

PERFORMANCE

For the year ended October 31, 2012, Transamerica Short-Term Bond Class I2 returned 6.31%. By comparison, its benchmark, the Bank of America Merrill Lynch U.S. Corporate & Government 1-3 Years Index, returned 1.33%.

STRATEGY REVIEW

Transamerica Short Term Bond maintained a higher yield and achieved a higher total return than the benchmark index due to overweighting various spread products and underweighting U.S. Treasury and Agency securities. Our overweighting to corporate bonds, asset backed securities (“ABS”), commercial mortgage backed securities (“CMBS”), and non-agency mortgage backed securities (“RMBS”) as well as our excess carry, curve roll down, and name and sector selection added to our performance. Our underweighting to U.S. Treasuries and Agency securities also benefited performance given their minimal carry and lack of spread compression potential.

Corporate bonds remained our largest overweight and continued to benefit from central bank induced risk premium contraction, improving corporate fundamentals, and a strong market technical. While our weighting to investment grade corporate bonds remained steady, we increased our allocation to industrials, emphasizing communications and transportation, while also modestly increasing our allocation to utilities. We reduced our allocation to metals, mining and materials due to our concerns over slowing global growth while we reduced our allocation to financials in search of increased portfolio diversity, although we remained overweight the industry. Our underweight to consumer cyclicals was a performance drag while our overweight to financials was our largest positive corporate performance driver during the year with industrials and utilities also contributing. Our weighting to high yield remained steady although we increased our allocation to various high yield bank loans while reducing our allocation to unsecured high yield debt given the more favorable risk adjusted return attributes of the secured bank loans.

Transamerica Funds		Annual Report 2012

Transamerica Short-Term Bond

(formerly, Transamerica AEGON Short-Term Bond)

(unaudited)

STRATEGY REVIEW (continued)

Within securitized sectors, we increased our allocation to ABS and CMBS while passively reducing our allocation to RMBS. However, we remained overweight all three which benefited from central bank induced risk premium contraction, a strong technical bid, and modestly improving consumer, housing, and lending fundamentals. Specifically, we increased our allocation to niche ABS sectors such as time shares and mortgage servicer advances while reducing our allocation to on-the-run sectors such as auto loans which no longer offered compelling investment opportunities. We continued find opportunities in short senior multi and single borrow CMBS.

Although we continued to find significant value in non-agency RMBS, specifically re-Real Estate Mortgage Investment Conduits (“REMICs”), a lack of supply prevented us from fully replacing the natural amortization within our bonds thereby causing our allocation to decrease. However, our overweight to non-agency RMBS was our largest favorable securitized performance driver during the year given the stabilization in the housing market although CMBS and ABS also contributed.

Our duration, which was initially modestly shorter than the benchmark index, had little impact on performance as short maturity Treasury rates remain relatively unchanged while longer maturity rates rallied. However, as the year moved forward we extended our duration to roughly equal that of the index given our outlook for stable short maturity rates for an extended period as well as our desire to capture additional yield and take advantage of further curve roll down opportunities.

Greg Haendel, CFA

Doug Weih, CFA

Gary Creed, CFA

Co-Portfolio Managers

AEGON USA Investment Management, LLC

Transamerica Funds		Annual Report 2012

Transamerica Short-Term Bond

(formerly, Transamerica AEGON Short-Term Bond)

(unaudited)

Average Annual Total Return for Periods Ended 10/31/2012

	1 Year	5 Years	10 Years or Life of Class	Inception Date
Class I2 (NAV)	6.31%	5.70%	4.77%	11/08/2004
BofA Merrill Lynch U.S. Corporate & Government, 1-3 Yrs *	1.33%	3.19%	3.40%

Class A (NAV)	5.95%	N/A	5.35%	11/01/2007
Class A (POP)	3.35%	N/A	4.82%	11/01/2007

Class C (NAV)	5.15%	N/A	4.58%	11/01/2007
Class C (POP)	4.15%	N/A	4.58%	11/01/2007

Class I (NAV)	6.21%	N/A	5.02%	11/30/2009

NOTES

*	The Bank of America Merrill Lynch U.S. Corporate & Government 1-3 Years Index (“BofA Merrill Lynch U.S. Corporate & Government 1-3 Yrs”) is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The 10 Years or Life of Class calculation is based on the inception date of the class. You cannot invest directly in an index.

The performance data presented represents past performance; future results may vary. Performance data does not reflect the deduction of taxes that would be paid on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Please see www.transamericainvestments.com for performance data current to the most recent month-end. Net Asset Value (“NAV”) returns include the reinvestment of dividends and capital gains but do not reflect any sales charges. Public Offering Price (“POP”) returns include the reinvestment of dividends and capital gains and reflect the maximum sales charge of 2.5% for A shares or the maximum applicable contingent deferred sales charge and 1% (during the first 12 months) for Class C shares. There are no sales charges on Class I and I2 shares.

Performance figures reflect any fee waivers and/or expense reimbursements by the Investment Adviser. Without such waivers and/or reimbursements, the performance would be lower. Future waivers and/or reimbursements are at the discretion of the Investment Adviser.

Short-term bond funds are exposed to many of the same risks that longer-term bond funds are subject to, including credit risk, inflation risk, interest rate risk and also foreign securities and mortgage-backed securities risk. This material must be preceded or accompanied by a current prospectus, which includes specific contents regarding the investment objectives and policies of this fund.

Transamerica Funds		Annual Report 2012

Transamerica Small Cap Growth

(unaudited)

MARKET ENVIRONMENT

Domestic investors in the fall of 2012 focused on the presidential election, the upcoming “Fiscal Cliff”, and continued financial instability in Europe. Since both the Fiscal Cliff and European financial issues have the potential to lead to market volatility in the short term, we sought to reduce your exposure to these risks in the fund. We have limited our investment in stocks that generate significant revenue from Europe, as well as to those that are at risk due to changes in government related healthcare spending and potential sequestration cuts.

PERFORMANCE

For the period from inception August 31, 2012 through October 31,2012, Transamerica Small Cap Growth Class A returned (6.20)%. By comparison, its benchmark, the Russell 2000® Growth Index, returned (0.20)%.

STRATEGY REVIEW

The technology and healthcare sectors were the largest detractors from performance during this period. Within technology two factors weighed on the sector. First, a slowdown in business capital spending for technology products has resulted in lower revenues, and led to a decrease in the valuation multiple investors are willing to pay for technology stocks. Additionally, this sector, more than most of the others in the small cap space, has exposure to Europe and its economic challenges. While we tried to limit your exposure to Europe, we didn’t eliminate it entirely which affects performance. In the healthcare sector near term demand has been erratic due to the uncertainty in government and this created delays in new program spending. Post the election, healthcare business trends should stabilize once again. We are currently less exposed to the technology and healthcare sectors and these specific issues, but certain holdings namely from these two sectors negatively impacted the fund.

The largest detractors from performance during this period were IPC The Hospitalist Co., Inc. (“IPC”), Athenahealth, Inc. (“Athena”), HMS Holdings Corp. (“HMS”), Inphi Corp., and Genesco, Inc. The recent weakness at IPC was due to lower volumes at hospitals. Athena’s stock responded to slower sales of their software and the announcement that a business partner is being acquired by a competitor. HMS’s weakness was due to a slowdown in Medicaid spending and processing delays of claims information. Inphi Corp.’s weak stock performance was due to slower technology spending on computer servers, for which Inphi Corp. builds semiconductor chips. Genesco, Inc.’s stock fell due to worries over potential slowdown in winter boot sales.

The financial services and producer durables sectors were the largest contributors to performance during the period. Our focus on strong regional banks and industrial companies in niche markets benefited the fund. The top performing stock in each of these sectors was Signature Bank, a New York-based regional bank, and Triumph Group, Inc., an aircraft parts manufacturer. Signature Bank benefited in October from strong loan and deposit growth, while Triumph Group, Inc. outperformed as third quarter results showed improved margins.

With the significant market appreciation this year, and the uncertainty caused by the upcoming Fiscal Cliff, we would not be surprised to see a short term pullback in the market. This pullback could be shorter in duration given the significant amount of liquidity created by the Federal Reserve and the fact that election results may give the market an implied direction on how the Fiscal Cliff will be solved.

For the intermediate and longer term we like the opportunities for domestic equities. Despite the broad market indices being up 15% on a trailing twelve month basis, we believe that stocks as an asset class remain relatively attractive versus other asset classes. It is apparent that the valuation between bonds and equities is out of parity and in our opinion unsustainable. As earnings stabilize and we move through the above mentioned momentary issues, equities should perform well again. We believe our focus on high quality companies whose businesses are experiencing demand growth regardless of the macro environment will prove to be a successful strategy through this shorter term volatile market condition.

W. Conrad Doenges

Portfolio Manager

Ranger Investment Management, L.P.

Transamerica Funds		Annual Report 2012

Transamerica Small Cap Growth

(unaudited)

Average Annual Total Return for Periods Ended 10/31/2012

	10 Years or Life of Class		Inception Date
Class A (NAV)	(6.20	)%(A)	08/31/2012
Class A (POP)	(11.34	)%(A)	08/31/2012
Russell 2000® Growth *	(0.20	)%(A)

Class C (NAV)	(6.30	)%(A)	08/31/2012
Class C (POP)	(7.24	)%(A)	08/31/2012

Class I (NAV)	(6.10	)%(A)	08/31/2012

Class I2 (NAV)	(6.10	)%(A)	08/31/2012

NOTES

*

The Russell 2000® Growth Index (“Russell 2000® Growth”) is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The 10 Years or Life of Class calculation is based on the inception date of the class. You cannot invest directly in an index.

(A)	Not annualized.

The performance data presented represents past performance; future results may vary. Performance data does not reflect the deduction of taxes that would be paid on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Please see www.transamericainvestments.com for performance data current to the most recent month-end. Net Asset Value (“NAV”) returns include the reinvestment of dividends and capital gains but do not reflect any sales charges. Public Offering Price (“POP”) returns include the reinvestment of dividends and capital gains and reflect the maximum sales charge of 5.5% for A shares or the maximum applicable contingent deferred sales charge and 1% (during the first 12 months) for Class C shares. There are no sales charges on Class I and I2 shares.

Performance figures reflect any fee waivers and/or expense reimbursements by the Investment Adviser. Without such waivers and/or reimbursements, the performance would be lower. Future waivers and/or reimbursements are at the discretion of the Investment Adviser.

Investing in small-sized companies involves greater risk than is customarily associated with more established companies. The securities of small capitalization companies are subject to higher volatility than larger, more established companies. This material must be preceded or accompanied by a current prospectus, which includes specific contents regarding the investment objectives and policies of this fund.

Russell Investment Group is the source and owner of the trademarks, service marks, and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.

Transamerica Funds		Annual Report 2012

Transamerica Small Cap Value

(unaudited)

MARKET ENVIRONMENT

We would characterize the investor over the past year as having fragile optimism. Evidence that the U.S. economy was recovering and several doses of Federal Reserve (“Fed”)-induced quantitative easing more than offset headwinds from: the never ending saga in Europe where it is believed eleven countries are now in a recession; stubbornly high U.S. unemployment; a slowdown in earnings growth; and uncertainty over the U.S. presidential election. Quarterly U.S. Gross Domestic Product (“GDP”) growth beginning Q4 2011 through Q3 2012 came in at 3%, 1.9%, 1.3%, and 2%, respectively, indicating relatively healthy economic growth.

Beginning October 2011, the market began rewarding higher beta, lower market cap, lower priced, and lower return-on-equity stocks, resulting in a “low quality rally.” This environment is challenging for our fund. The strategy emphasizes stock selection through a bottom-up research process that focuses on low price-to-earnings multiple stocks, companies with strong balance sheets, businesses that generate strong cash flow, and slightly higher market cap stocks. In addition, the beginning of 2012 marked the start of a difficult period of performance for active managers relative to their benchmarks.

PERFORMANCE

For the period from inception April 30, 2012 through October 31,2012, Transamerica Small Cap Value Class A returned (1.70)%. By comparison, its benchmark, the Russell 2000® Value Index, returned 2.69%.

STRATEGY REVIEW

The fund seeks to outperform the Russell 2000® Value Index by 3% in the long term. The fund seeks capital appreciation through value-oriented stock selection, and employs a bottom-up strategy of buying stocks below intrinsic value and selling stocks as they become fully price, have a change in thesis, or if a better opportunity exists.

The low quality rally helped contribute to the underperformance of the fund from the period May 1, 2012 through October 31, 2012. Our process, which has delivered positive relative performance in past market cycles, has remained consistent. During this period, the team continued to emphasize: high quality; above average earnings consistency; strong balance sheets and free cash flows; low price-to-earnings multiples; and above average growth prospects. We believe that our strategy and fundamental research strengths will result in solid relative investment performance over future market cycles.

For the period of May 1, 2012 through October 31, 2012, the fund underperformed the Russell 2000® Value benchmark. During the period, the fund’s stock selection was negative. Stock selection was positive/neutral in four of ten sectors, with consumer discretionary, energy, and telecommunication services performing the best. This was offset by negative stock selection in six of ten sectors, with financials, industrials, and materials performing the worst. Sector selection was negative, detracting during the period.

Best Performing Stocks:

The largest contributor to stock selection on an individual basis came from Deluxe Corp. (“DLX”), who provides printed and electronic marketing to financial institutions and small business customers. Medical Properties Trust, Inc. (“MPW”), a self-advised real estate investment trust (“REIT”), also added materially to stock selection. The third best contributor to stock selection was Meredith Corp. (“MDP”), a media and marketing company.

Worst Performing Stocks:

The largest detractor to stock selection during the period came from Tutor Perini Corp. (“TPC”), a leading civil and commercial construction company. The second largest detracted was Knight Cap Group Inc. (“KCG”), a global financial services firm that provides access to the capital markets. Tower Group, Inc. (“TWGP”), a provider of property and casualty insurance products, also detracted from stock selection.

Alvin W. Marley, CFA

Andrew Absler

Co-Portfolio Managers

Lombardia Capital Partners, LLC

Transamerica Funds		Annual Report 2012

Transamerica Small Cap Value

(unaudited)

Average Annual Total Return for Periods Ended 10/31/2012

	10 Years or Life of Class		Inception Date
Class A (NAV)	(1.70	)% (A)	04/30/2012
Class A (POP)	(7.09	)% (A)	04/30/2012
Russell 2000® Value *	2.69	% (A)

Class C (NAV)	(2.10	)% (A)	04/30/2012
Class C (POP)	(3.08	)% (A)	04/30/2012

Class I (NAV)	(1.60	)% (A)	04/30/2012

Class I2 (NAV)	(1.60	)% (A)	04/30/2012

NOTES

*

The Russell 2000® Value Index (“Russell 2000® Value”) is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The 10 Years or Life of Class calculation is based on the inception date of the class. You cannot invest directly in an index.

(A)	Not annualized.

The performance data presented represents past performance; future results may vary. Performance data does not reflect the deduction of taxes that would be paid on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Please see www.transamericainvestments.com for performance data current to the most recent month-end. Net Asset Value (“NAV”) returns include the reinvestment of dividends and capital gains but do not reflect any sales charges. Public Offering Price (“POP”) returns include the reinvestment of dividends and capital gains and reflect the maximum sales charge of 5.5% for A shares or the maximum applicable contingent deferred sales charge and 1% (during the first 12 months) for Class C shares. There are no sales charges on Class I and I2 shares.

Performance figures reflect any fee waivers and/or expense reimbursements by the Investment Adviser. Without such waivers and/or reimbursements, the performance would be lower. Future waivers and/or reimbursements are at the discretion of the Investment Adviser.

Investing in small-sized companies involves greater risk than is customarily associated with more established companies. The securities of small capitalization companies are subject to higher volatility than larger, more established companies. This material must be preceded or accompanied by a current prospectus, which includes specific contents regarding the investment objectives and policies of this fund.

Russell Investment Group is the source and owner of the trademarks, service marks, and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.

Transamerica Funds		Annual Report 2012

Transamerica Small/Mid Cap Value

(formerly, Transamerica Systematic Small/Mid Cap Value)

(unaudited)

MARKET ENVIRONMENT

For the one-year period ending October 31, 2012, Transamerica Small/Mid Cap Value trailed the Russell 2500® Value Index. The strong absolute gain was derived on the heels of a generally favorable environment for equities, which were pushed higher primarily by strong earnings expansion, offset by some mild valuation multiple compression. Indeed, earnings among the Russell 2500® Value Index (“the Index”) components were on pace to grow just under 20% in the last four reported quarters. The Index advanced moderately less than that due to investors’ willingness to pay less of an earnings multiple on the higher level of profits, reflecting their ongoing skepticism and uncertainty with respect to various geopolitical events and the sustainability of economic growth. Indeed, the U.S. and global economies did show a mid-year deceleration much like in 2011, and the ongoing fiscal sagas at home and abroad have certainly contributed to market volatility and have capped investor returns.

The volatile market environment has been challenging for many fundamental-based, active investment strategies, including ours. As has periodically been the case in recent years, correlations among individual stock returns have remained elevated, spiking again this summer after normalizing earlier in 2012. This created a headwind for the fund from a relative performance perspective, as our focus on bottom-up company fundamentals is less likely to be rewarded when investors buy and sell stocks based on broader market considerations and not individual company earnings dynamics.

PERFORMANCE

For the year ended October 31, 2012, Transamerica Small/Mid Cap Value Class A returned 12.28%. By comparison, its benchmark, the Russell 2500® Value Index, returned 15.55%.

STRATEGY REVIEW

Our bottom-up focus on company fundamentals resulted in a generally pro-cyclical fund over the period. Our sector allocation kept mostly in-line with the constitution of the Russell 2500® Value Index, with the exception of material underweights to utilities and financials. On average, we decreased the cyclicality of the fund over the course of the year, taking profits where prudent and eliminating our exposure to companies with deteriorating earnings and cash flows.

From an attribution standpoint, both stock selection and sector allocation detracted from performance relative to the benchmark. Sector allocation detracted, primarily due to our overweight to information technology and energy. Conversely, our overweight to consumer discretionary helped to offset some of these losses.

In terms of stock selection, the fund outperformed or was neutral in six of nine sectors (the fund held no investments within telecommunications), led primarily by selection within the financials and energy sectors. However, despite outperforming in the majority of sectors, there was too much headwind to overcome from our unfavorable selection in health care, information technology, and industrials.

A top-performing stock for the period was Discover Financial Services, a credit card provider. The company has been seeing delinquency trends move lower, suggesting that charge-offs and loan-loss expense will also continue to decline, sustaining a trend of more than two years. Meanwhile, spending trends are on the rise, allowing the company to finally see long-awaited growth in its card portfolio. Discover Financial Services’ exceedingly strong capital position is also enabling management to move the company deeper into the student loan market, providing another avenue for growth.

Detracting from results for the period was Express, Inc., a specialty retailer offering both women’s and men’s merchandise to the 20- to 30-year-old customer demographic. Unfortunately, in the first half of 2012, the company had its share of planning and merchandising challenges. Due to fashion missteps, it cut prices in women’s wear to move unsold inventory, hurting margins. In other categories, while sales were positive, Express, Inc. did not meet expectations, leaving additional excess inventory to be sold at a discount. Finally, early sweater reads were weak. As a result, management was forced to lower its earnings outlook twice, and we sold the shares accordingly.

In closing, we continue to manage the fund in accordance with our investment discipline. As we embark upon the new year, the fund is positioned with better than average valuation and fundamental company-level performance, attributes that have historically fared rather well on Wall Street over the long haul.

Kenneth Burgess, CFA

Ron Mushock, CFA

Co-Portfolio Managers

Systematic Financial Management L.P.

Transamerica Funds		Annual Report 2012

Transamerica Small/Mid Cap Value

(formerly, Transamerica Systematic Small/Mid Cap Value)

(unaudited)

Average Annual Total Return for Periods Ended 10/31/2012

	1 Year	5 Years	10 Years or Life of Class	Inception Date
Class A (NAV)	12.28%	2.58%	13.87%	04/02/2001
Class A (POP)	6.12%	1.43%	13.23%	04/02/2001
Russell 2500® Value *	15.55%	1.99%	10.14%

Class B (NAV)	11.58%	1.92%	13.28%	04/02/2001
Class B (POP)	6.58%	1.75%	13.28%	04/02/2001

Class C (NAV)	11.60%	1.96%	13.15%	11/11/2002
Class C (POP)	10.60%	1.96%	13.15%	11/11/2002

Class I (NAV)	12.75%	N/A	15.76%	11/30/2009

Class I2 (NAV)	12.90%	3.18%	9.03%	11/15/2005

NOTES

*

The Russell 2500® Value Index (“Russell 2500® Value”) is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The 10 Years or Life of Class calculation is based on the previous 10 years or since the inception date of the class, whichever is more recent. You cannot invest directly in an index.

The performance data presented represents past performance; future results may vary. Performance data does not reflect the deduction of taxes that would be paid on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Please see www.transamericainvestments.com for performance data current to the most recent month-end. Net Asset Value (“NAV”) returns include the reinvestment of dividends and capital gains but do not reflect any sales charges. Public Offering Price (“POP”) returns include the reinvestment of dividends and capital gains and reflect the maximum sales charge of 5.5% for A shares or the maximum applicable contingent deferred sales charge (5% in the 1st year, decreasing to 0% after 6 years) for Class B shares and 1% (during the first 12 months) for Class C shares. Shares purchased prior to March 1, 2004 are subject to a maximum applicable contingent deferred sales charge (5% in the 1st year, decreasing to 0% after 7 years) for Class B shares and (2% in the 1st year, decreasing to 0% after 2 years) for Class C shares. There are no sales charges on Class I and I2 shares.

Performance figures reflect any fee waivers and/or expense reimbursements by the Investment Adviser. Without such waivers and/or reimbursements, the performance would be lower. Future waivers and/or reimbursements are at the discretion of the Investment Adviser.

Investing in small- and medium-size companies involves greater risk than is customarily associated with more established companies. The securities of small and mid capitalization companies are subject to higher volatility than larger, more established companies. This material must be preceded or accompanied by a current prospectus, which includes specific contents regarding the investment objectives and policies of this fund.

Russell Investment Group is the source and owner of the trademarks, service marks, and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.

Transamerica Funds		Annual Report 2012

Transamerica Tactical Income

(unaudited)

MARKET ENVIRONMENT

The fiscal year ended October 31, 2012 much like it began the year; numerous issues continuing to weigh on investors’ minds both domestically and abroad. Despite these concerns, risk assets continued to do well for the year with credit spreads tightening across all fixed income classes, U.S. Treasury rates continuing their downward trend, and equity prices moderately higher.

Early in the fiscal year, the European sovereign and banking crisis was the primary concern. Despite the crisis being nearly a year-and-a-half old, policymakers continued to wrestle with an appropriate response. Finally, with significant pressure from the markets, policymakers introduced new facilities to relieve pressure on the financial system; tough fiscal austerity measures were to continue in exchange for more robust bank funding facilities. Unfortunately, this did nothing more than defer the resolution of the problem without addressing the real issues of the Monetary Union. Europe’s economy continued to slip deeper into recession throughout the fiscal year putting even further pressure on an already strained banking system. Ultimately, with strains once again too strong to ignore, the European Central Bank (“ECB”) late in the fiscal year stepped up once again declaring; “we will do what it takes to support the system”.

Throughout the fiscal year 2012, the U.S. economy continued its slow to moderate grow path, with numerous cries from various economic pundits that a recession was just around the corner. The U.S. Federal Reserve Board (“Fed”), already on the heels of two prior quantitative easing programs, announced late in the year that a third program, with a targeted unemployment rate, was what the economy needed. The monetary response, coupled with an extension of the payroll tax holiday, kept the consumer with adequate resources to continue their spending trend. Housing prices finally found a bid during the fiscal year as low interest rates and valuations more in line with history, created an excellent time to be a home buyer.

A new concern developed in fiscal 2012; a slowing global economy, led by concerns of growth in China, and its ultimate impact on the rest of the world. Moving toward the end of the fiscal year, numerous central banks around the world responded with even more aggressive accommodation, which looks to have slowed the pace of deceleration of worldwide growth, and in fact signs are accumulating that a turn in global growth may be at hand.

A common theme prevalent around the world during the fiscal year has been the response by numerous central banks and the more accommodative stance to help slowing economies and stressed banking systems. This liquidity has found its way into financial markets promoting better financial conditions and thus lower risk premiums for many risk assets. For now many solvency and liquidity issues that had cropped up around the world have calmed.

As this letter began, macroeconomic issues have not gone away; some new ones have appeared on the horizon while some of the old ones will no doubt resurface. In the U.S., fears of the “fiscal cliff”, uncertainty surrounding future fiscal policies, and a continued tepid employment market, will weigh on investors’ minds. In Europe, while the ECB has calmed matters there for the time being, policymakers still have a significant task ahead of them in trying to integrate the Union more politically. Growth in China has been decelerating, leading some pundits to look for even lower growth rates than the consensus now believes.

Despite all of the macroeconomic concerns, the prevailing theme of accommodative central banks will continue. This has already led to global Purchasing Mangers’ Indexes (“PMI”) and leading indicators of worldwide growth to stabilize and in fact show signs of revitalizing growth. The combination of better economic growth along with continued stimulus from central banks should provide positive tailwinds for risk assets throughout fiscal year 2013.

PERFORMANCE

For the year ended October 31, 2012, Transamerica Tactical Income Class A returned 8.02%. By comparison, its primary and secondary benchmarks, the iBoxx $ Liquid High Yield Index and the Transamerica Tactical Income Blended Benchmark, returned 12.20% and 11.08%, respectively.

STRATEGY REVIEW

Transamerica Tactical Income (“TTI”) is a conservative asset allocation fund with a very diversified asset base with at least six different asset classes at any time. TTI’s primary objective is high current income (4% - 7% gross yield distributed monthly). This implies that the asset allocation is guided by the need to stay invested in asset classes that generate high income with limited regard to the price return from that asset class. The fund management is assisted by a quantitative model that utilizes several economic and market indicators to over/under weight asset classes. Asset classes are tracked using Exchange Traded Funds

(“ETFs”) which possess risks of tracking error versus their benchmark, especially negative tracking (underperformance) due to trading at a discount due to demand and supply dynamics in the markets. In spite of this drawback, ETFs provide the flexibility to over/underweight asset classes at a low cost and market impact.

In addition to high income, the fund is focused on reducing downside risk i.e. sharp drop in NAV due to economy related effects. That is achieved by assigning a neutral position to each asset class and assigning a tactical range around it. The asset classes are positioned to be over/under/neutral weight with reference to the neutral position.

Transamerica Funds		Annual Report 2012

Transamerica Tactical Income

(unaudited)

STRATEGY REVIEW (continued)

It is challenging to create a benchmark that can truly capture the performance of all the asset classes in the fund unless it is a very complicated and changing benchmark of several blended indices. While a composite benchmark has been defined, comparison with that benchmark provides limited value since it does not represent the asset classes or asset characteristics (beta, duration, etc.) of the asset classes held in the benchmark. Comparison with the peer group (Morningstar Conservative Allocation Category) is generally more useful.

TTI met its objectives of high current income and strong downside protection with a low standard deviation. It beat the peer group on a total returns, yield and risk-adjusted returns basis. It underperformed its custom benchmark on a total returns basis but did exceed the benchmark’s current income which is its primary objective. The underperformance primary came from the fact that equities rallied in Q1 of 2012 while High Yield did not participate in the rally. The fund was underweight equities for part of that time and the allocation to high yield did not track the rally in equities.

1 Year ending October 31, 2012

Fund Statistics	TTI Class A	Peer Group	Custom Benchmark
Net Yield	5.18%	4.57%	3.1%
Total Returns	8.02%	7.86%	11.08%
Standard Deviation	4.17%	5.12%	5.34%
Sharpe Ratio	1.90	1.57	2.1
Downside Risk	2.92%	N/A	3.83%

Source: Bloomberg & Morningstar Direct

TTI started the fiscal year underweight in equities and high yield and overweight in long duration credit and Treasuries. By the end of January 2012, the economic indicators supporting high yield had improved sufficiently to cause the model to recommend a neutral weight on high yield and duration. However, the global economic indicators were still quite weak and risks in emerging markets were also rising. By the end of February, the fund was positioned with a slight overweight in high yield and neutral weighted in equities. By April, the model recommended reducing duration as indicators pertaining to inflation expectations spiked. That process of duration reduction continued and the pace increased during July - September 2012. In that same period the indicators for equities improved and by October, equities were overweighted.

TTI has completed its first year and we do not have performance attribution on this fund. However, the following observations can throw some light on how the performance was affected by various investment decisions:

1) Underweight in equities during the first quarter of the year affected returns negatively as equities rallied.

2) Overweight in duration (around 7 years versus benchmark duration of 4 years) helped the fund’s performance

3) Reduction in duration from approximately 6 years to 4.3 years between August and October 2012 also helped performance as long duration bonds had negative returns during that period.

4) Underperformance versus its benchmark in high yield ETFs (especially HYG) affected returns negatively.

Sridip Mukhopadhyaya, CFA

Dave Halfpap, CFA

Frank Rybinksi, CFA

Jeffery Whitehead, CFA

Co-Portfolio Managers

AEGON USA Investment Management, LLC

Transamerica Funds		Annual Report 2012

Transamerica Tactical Income

(unaudited)

Average Annual Total Return for Periods Ended 10/31/2012

	1 Year	10 Years or Life of Class	Inception Date
Class A (NAV)	8.02%	8.02%	10/31/2011
Class A (POP)	2.88%	2.88%	10/31/2011
iBoxx $ Liquid High Yield *	12.20%	12.20%
Transamerica Tactical Income Blended Benchmark *	11.08%	11.08%

Class C (NAV)	7.26%	7.26%	10/31/2011
Class C (POP)	6.26%	6.26%	10/31/2011

Class I (NAV)	8.35%	8.35%	10/31/2011

NOTES

*

The iBoxx $ Liquid High Yield Index (“iBoxx $ Liquid High Yield”) and the Transamerica Tactical Income Blended Benchmark are unmanaged indices used as a general measure of market performance. The Transamerica Tactical Income Blended Benchmark is composed of the following benchmarks: Standard & Poor’s 500® Index, 30%, Barclays U.S. Aggregate Bond Index, 30%, and the iBoxx $ Liquid High Yield, 40%. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The 10 Years or Life of Fund calculation is based on the inception date of the class. You cannot invest directly in an Index.

The performance data presented represents past performance; future results may vary. Performance data does not reflect the deduction of taxes that would be paid on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Please see www.transamericainvestments.com for performance data current to the most recent month-end. Net Asset Value (“NAV”) returns include the reinvestment of dividends and capital gains but do not reflect any sales charges. Public Offering Price (“POP”) returns include the reinvestment of dividends and capital gains and reflect the maximum sales charge of 4.75% for A shares or the maximum applicable contingent deferred sales charge and 1% (during the first 12 months) for Class C shares. There are no sales charges on Class I shares.

Performance figures reflect any fee waivers and/or expense reimbursements by the Investment Adviser. Without such waivers and/or reimbursements, the performance would be lower. Future waivers and/or reimbursements are at the discretion of the Investment Adviser.

The selection of a Tactical Asset Allocation portfolio will not guarantee a profit nor protect against a loss. This material must be preceded or accompanied by a current prospectus, which includes specific contents regarding the investment objectives and policies of this fund.

Transamerica Funds		Annual Report 2012

Understanding Your Funds’ Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees, dividend expense on short-sales, and other fund expenses.

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at May 1, 2012 and held for the entire period until October 31, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of by the advisory and administrative fees. Examples of such fees and expenses of the trustees and their counsel, extraordinary expenses, and interest expense.

Transamerica Funds		Annual Report 2012

Understanding Your Funds’ Expenses (continued)

(unaudited)

		Actual Expenses			Hypothetical Expenses(A)
	Beginning	Ending Account	Expenses Paid		Ending Account	Expenses Paid	Annualized
Fund Name(B)	Account Value	Value	During Period		Value	During Period(C)	Expense Ratio
Transamerica Capital Growth
Class A	$1,000.00	$927.40	$7.27	(C)	$1,017.60	$7.61	1.50%
Class B	1,000.00	923.30	10.64	(C)	1,014.08	11.14	2.20
Class C	1,000.00	923.90	9.96	(C)	1,014.78	10.43	2.06
Class I	1,000.00	929.70	4.51	(C)	1,020.46	4.72	0.93
Class I2	1,000.00	930.20	4.08	(C)	1,020.91	4.27	0.84

Transamerica Diversified Equity
Class A	1,000.00	955.80	7.13	(C)	1,017.85	7.35	1.45
Class B	1,000.00	952.60	10.65	(C)	1,014.23	10.99	2.17
Class C	1,000.00	952.40	10.70	(C)	1,014.18	11.04	2.18
Class I	1,000.00	959.10	4.48	(C)	1,020.56	4.62	0.91
Class I2	1,000.00	959.70	3.84	(C)	1,021.22	3.96	0.78
Class T	1,000.00	959.20	4.19	(C)	1,020.86	4.32	0.85

Transamerica Emerging Markets Debt
Class A	1,000.00	1,104.30	6.35	(C)	1,019.10	6.09	1.20
Class C	1,000.00	1,100.00	9.82	(C)	1,015.79	9.42	1.86
Class I	1,000.00	1,105.70	4.45	(C)	1,020.91	4.27	0.84
Class I2	1,000.00	1,106.10	3.92	(C)	1,021.42	3.76	0.74

Transamerica Emerging Markets Equity
Class A	1,000.00	942.00	9.03	(C)	1,015.84	9.37	1.85
Class C	1,000.00	939.00	12.28	(C)	1,012.47	12.75	2.52
Class I	1,000.00	943.00	7.81	(C)	1,017.09	8.11	1.60
Class I2	1,000.00	944.00	7.28	(C)	1,017.65	7.56	1.49

Transamerica Flexible Income
Class A	1,000.00	1,055.60	4.91	(C)	1,020.36	4.82	0.95
Class B	1,000.00	1,051.50	9.02	(C)	1,016.34	8.87	1.75
Class C	1,000.00	1,051.40	8.51	(C)	1,016.84	8.36	1.65
Class I	1,000.00	1,057.50	3.41	(C)	1,021.82	3.35	0.66
Class I2	1,000.00	1,056.70	2.95	(C)	1,022.27	2.90	0.57

Transamerica Growth Opportunities
Class A	1,000.00	907.60	7.67	(C)	1,017.09	8.11	1.60
Class B	1,000.00	904.60	10.77	(C)	1,013.83	11.39	2.25
Class C	1,000.00	904.00	10.96	(C)	1,013.62	11.59	2.29
Class I	1,000.00	910.10	4.80	(C)	1,020.11	5.08	1.00
Class I2	1,000.00	911.80	4.08	(C)	1,020.86	4.32	0.85

Transamerica High Yield Bond
Class A	1,000.00	1,063.50	5.39	(C)	1,019.91	5.28	1.04
Class B	1,000.00	1,060.20	9.48	(C)	1,015.94	9.27	1.83
Class C	1,000.00	1,060.80	9.22	(C)	1,016.19	9.02	1.78
Class I	1,000.00	1,066.70	4.05	(C)	1,021.22	3.96	0.78
Class I2	1,000.00	1,066.00	3.53	(C)	1,021.72	3.46	0.68

Transamerica International Bond
Class A	1,000.00	1,017.10	5.32	(C)	1,019.86	5.33	1.05
Class C	1,000.00	1,013.70	8.86	(C)	1,016.34	8.87	1.75
Class I	1,000.00	1,019.20	3.81	(C)	1,021.37	3.81	0.75
Class I2	1,000.00	1,019.30	3.60	(C)	1,021.57	3.61	0.71

Transamerica International Equity
Class A	1,000.00	1,039.20	7.54	(C)	1,017.75	7.46	1.47
Class C	1,000.00	1,035.80	10.44	(C)	1,014.88	10.33	2.04
Class I	1,000.00	1,042.00	5.29	(C)	1,019.96	5.23	1.03
Class I2	1,000.00	1,042.00	4.88	(C)	1,020.36	4.82	0.95

Transamerica Large Cap Growth
Class A	1,000.00	986.00	6.24	(C)	1,018.85	6.34	1.25
Class C	1,000.00	982.00	9.57	(C)	1,015.48	9.73	1.92
Class I	1,000.00	987.00	4.74	(C)	1,020.36	4.82	0.95
Class I2	1,000.00	988.00	4.35	(C)	1,020.76	4.42	0.87

Transamerica Large Cap Value
Class A	1,000.00	1,048.10	6.74	(C)	1,018.55	6.65	1.31
Class C	1,000.00	1,045.60	9.56	(C)	1,015.79	9.42	1.86
Class I	1,000.00	1,052.30	4.13	(C)	1,021.11	4.06	0.80
Class I2	1,000.00	1,051.00	3.71	(C)	1,021.52	3.66	0.72

Transamerica Money Market
Class A	1,000.00	1,000.00	1.41	(C)	1,023.73	1.42	0.28
Class B	1,000.00	1,000.00	1.41	(C)	1,023.73	1.42	0.28
Class C	1,000.00	1,000.00	1.41	(C)	1,023.73	1.42	0.28
Class I	1,000.00	1,000.10	1.36	(C)	1,023.78	1.37	0.27
Class I2	1,000.00	1,000.10	1.26	(C)	1,023.88	1.27	0.25

Transamerica Multi-Managed Balanced
Class A	1,000.00	1,025.70	7.18	(C)	1,018.05	7.15	1.41
Class B	1,000.00	1,021.40	11.33	(C)	1,013.93	11.29	2.23
Class C	1,000.00	1,022.80	10.27	(C)	1,014.98	10.23	2.02
Class I	1,000.00	1,027.90	4.89	(C)	1,020.31	4.88	0.96

Transamerica Funds		Annual Report 2012

Understanding Your Funds’ Expenses (continued)

(unaudited)

		Actual Expenses			Hypothetical Expenses(A)
	Beginning	Ending Account	Expenses Paid		Ending Account	Expenses Paid	Annualized
Fund Name(B)	Account Value	Value	During Period		Value	During Period(C)	Expense Ratio
Transamerica Short-Term Bond
Class A	$1,000.00	$1,029.60	$4.23	(C)	$1,020.96	$4.22	0.83%
Class C	1,000.00	1,025.70	8.15	(C)	1,017.09	8.11	1.60
Class I	1,000.00	1,031.00	3.22	(C)	1,021.97	3.20	0.63
Class I2	1,000.00	1,030.40	2.70	(C)	1,022.47	2.69	0.53

Transamerica Small Cap Growth
Class A	1,000.00	936.00	2.34	(D)	1,017.85	7.35	1.45
Class C	1,000.00	935.00	3.47	(D)	1,014.33	10.89	2.15
Class I	1,000.00	937.00	1.86	(D)	1,019.36	5.84	1.15
Class I2	1,000.00	937.00	1.86	(D)	1,019.36	5.84	1.15

Transamerica Small Cap Value
Class A	1,000.00	983.00	6.78	(C)	1,018.30	6.90	1.36
Class C	1,000.00	979.00	10.15	(C)	1,014.88	10.33	2.04
Class I	1,000.00	984.00	5.59	(C)	1,019.51	5.69	1.12
Class I2	1,000.00	984.00	5.04	(C)	1,020.06	5.13	1.01

Transamerica Small/Mid Cap Value
Class A	1,000.00	999.10	7.09	(C)	1,018.05	7.15	1.41
Class B	1,000.00	995.60	10.43	(C)	1,014.68	10.53	2.08
Class C	1,000.00	996.10	10.29	(C)	1,014.83	10.38	2.05
Class I	1,000.00	1,001.30	4.88	(C)	1,020.26	4.93	0.97
Class I2	1,000.00	1,001.80	4.43	(C)	1,020.71	4.47	0.88

Transamerica Tactical Income
Class A	1,000.00	1,034.70	4.71	(C)	1,020.51	4.67	0.92
Class C	1,000.00	1,031.60	8.53	(C)	1,016.74	8.47	1.67
Class I	1,000.00	1,037.10	3.43	(C)	1,021.77	3.40	0.67

(A)	5% return per year before expenses.
(B)	See the Notes to the Financial Statements for information regarding name changes for the funds.
(C)

Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days), and divided by the number of days in the year (366 days).

(D)

Expenses are calculated using the funds’ annualized expense ratios (as disclosed in the table), multiplied by the average account values for the period, multiplied by the number of days in the period (61) days, and divided by the number of days in the year (366 days).

Transamerica Funds		Annual Report 2012

Schedules of Investments Composition

At October 31, 2012

(The following charts summarize the Schedule of Investments of each fund by asset type)

(unaudited)

Transamerica Capital Growth	% of Net Assets
Common Stocks	96.0%
Securities Lending Collateral	9.1
Repurchase Agreement	4.1
Preferred Stock	0.0	(A)
Other Assets and Liabilities—Net	(9.2)

Total	100.0%

Transamerica Diversified Equity	% of Net Assets
Common Stocks	97.0%
Repurchase Agreement	3.1
Securities Lending Collateral	3.1
Other Assets and Liabilities—Net	(3.2)

Total	100.0%

Transamerica Emerging Markets Debt	% of Net Assets
Foreign Government Obligations	51.3%
Corporate Debt Securities	41.0
Securities Lending Collateral	13.2
Repurchase Agreement	5.7
Structured Notes Debt	0.3
Other Assets and Liabilities—Net(B)	(11.5)

Total	100.0%

Transamerica Emerging Markets Equity	% of Net Assets
Common Stocks	95.2%
Preferred Stocks	2.8
Repurchase Agreement	1.1
Other Assets and Liabilities—Net	0.9

Total	100.0%

Transamerica Flexible Income	% of Net Assets
Corporate Debt Securities	56.0%
U.S. Government Obligations	21.2
Securities Lending Collateral	10.3
Mortgage-Backed Securities	7.4
Foreign Government Obligations	3.4
Asset-Backed Securities	2.9
Preferred Stocks	1.5
Municipal Government Obligations	1.2
Repurchase Agreement	1.1
Preferred Corporate Debt Security	1.1
Common Stock	1.0
Loan Assignment	0.5
Warrant	0.4
Convertible Bond	0.3
U.S. Government Agency Obligations	0.2
Other Assets and Liabilities—Net	(8.5)

Total	100.0%

Transamerica Growth Opportunities	% of Net Assets
Common Stocks	95.7%
Securities Lending Collateral	17.9
Repurchase Agreement	3.7
Preferred Stocks	0.8
Convertible Preferred Stocks	0.1
Other Assets and Liabilities—Net	(18.2)

Total	100.0%

Transamerica High Yield Bond	% of Net Assets
Corporate Debt Securities	90.4%
Securities Lending Collateral	15.0
Repurchase Agreement	5.0
Preferred Stocks	2.3
Common Stocks	1.1
Structured Notes Debt	0.8
Loan Assignments	0.7
Warrants	0.0	(A)
Other Assets and Liabilities—Net	(15.3)

Total	100.0%

Transamerica International Bond	% of Net Assets
Foreign Government Obligations	72.9%
Corporate Debt Securities	21.9
Repurchase Agreement	1.9
Mortgage-Backed Security	1.4
Securities Lending Collateral	1.1
Other Assets and Liabilities—Net(B)	0.8

Total	100.0%

Transamerica International Equity	% of Net Assets
Common Stocks	96.9%
Securities Lending Collateral	6.4
Repurchase Agreement	1.8
Preferred Stock	0.8
Other Assets and Liabilities—Net	(5.9)

Total	100.0%

Transamerica Large Cap Growth	% of Net Assets
Common Stocks	97.7%
Investment Companies	2.1
Repurchase Agreement	0.2
Other Assets and Liabilities—Net	(0.0	)(A)

Total	100.0%

Transamerica Large Cap Value	% of Net Assets
Common Stocks	96.1%
Securities Lending Collateral	3.8
Repurchase Agreement	3.8
Other Assets and Liabilities—Net	(3.7)

Total	100.0%

Transamerica Money Market	% of Net Assets
Repurchase Agreements	53.0%
Commercial Paper	28.7
Short-Term U.S. Government Obligations	13.2
Certificates of Deposit	2.7
Corporate Debt Securities	1.8
Demand Note	0.6
Other Assets and Liabilities—Net	(0.0	)(A)

Total	100.0%

Transamerica Funds		Annual Report 2012

Schedules of Investments Composition (continued)

At October 31, 2012

(The following charts summarize the Schedule of Investments of each fund by asset type)

(unaudited)

Transamerica Multi-Managed Balanced	% of Net Assets
Common Stocks	59.8%
U.S. Government Agency Obligations	16.6
Corporate Debt Securities	9.9
Mortgage-Backed Securities	6.0
Securities Lending Collateral	5.5
U.S. Government Obligations	5.4
Asset-Backed Securities	3.7
Foreign Government Obligations	1.9
Repurchase Agreement	1.2
Short-Term Investment Company	1.0
Preferred Corporate Debt Securities	0.2
Structured Notes Debt	0.2
Short-Term U.S. Government Obligation	0.1
Preferred Stock	0.0	(A)
Other Assets and Liabilities—Net(B)	(11.5)

Total	100.0%

Transamerica Short-Term Bond	% of Net Assets
Corporate Debt Securities	63.4%
Mortgage-Backed Securities	22.4
Asset-Backed Securities	8.4
Securities Lending Collateral	4.2
Loan Assignments	3.3
Repurchase Agreement	3.2
Municipal Government Obligation	0.5
U.S. Government Agency Obligation	0.0	(A)
Other Assets and Liabilities—Net	(5.4)

Total	100.0%

Transamerica Small Cap Growth	% of Net Assets
Common Stocks	91.8%
Repurchase Agreement	29.4
Other Assets and Liabilities—Net	(21.2)

Total	100.0%

Transamerica Small Cap Value	% of Net Assets
Common Stocks	96.3%
Repurchase Agreement	3.3
Other Assets and Liabilities—Net	0.4

Total	100.0%

Transamerica Small/Mid Cap Value	% of Net Assets
Common Stocks	97.9%
Securities Lending Collateral	13.4
Repurchase Agreement	1.7
Other Assets and Liabilities—Net	(13.0)

Total	100.0%

Transamerica Tactical Income	% of Net Assets
Investment Companies	98.3%
Repurchase Agreement	0.6
Other Assets and Liabilities—Net	1.1

Total	100.0%

(A)	Amount rounds to less than 0.1%.
(B)

The Other Assets and Liabilities - Net category may include, but is not limited to, Forward Foreign Currency Contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, TBA Short Commitments, and Cash Collateral.

Transamerica Funds		Annual Report 2012

Transamerica Capital Growth

(formerly, Transamerica Morgan Stanley Capital Growth)

SCHEDULE OF INVESTMENTS

At October, 31 2012

	Shares	Value (000’s)
PREFERRED STOCK—0.0% ¥
Automobiles—0.0% ¥
Better Place—Series C ‡ Ə § Δ	1,099,962	$110
Total Preferred Stock (cost $4,994)

COMMON STOCKS—96.0%
Beverages—1.5%
Anheuser-Busch InBev NV ADR	130,932	10,972
Capital Markets—1.6%
BlackRock, Inc.—Class A	60,401	11,457
Chemicals—2.9%
Monsanto Co.	239,827	20,642
Commercial Services & Supplies—3.6%
Edenred	880,309	25,473
Communications Equipment—3.7%
Motorola Solutions, Inc.	514,305	26,579
Computers & Peripherals—8.9%
Apple, Inc.	106,928	63,633
Diversified Financial Services—2.6%
CME Group, Inc.—Class A	194,014	10,852
MSCI, Inc.—Class A ‡	280,826	7,565
Electrical Equipment—2.3%
First Solar, Inc. ‡ ^	308,564	7,501
Sensata Technologies Holding NV ‡ ^	330,024	9,297
Food Products—3.6%
DE Master Blenders 1753 NV ‡	1,503,725	18,378
Mead Johnson Nutrition Co.—Class A	119,269	7,354
Health Care Equipment & Supplies—3.2%
Intuitive Surgical, Inc. ‡	42,604	23,101
Hotels, Restaurants & Leisure—2.3%
Starbucks Corp.	363,026	16,663
Insurance—2.7%
Progressive Corp.	858,479	19,144
Internet & Catalog Retail—11.2%
Amazon.com, Inc. ‡	241,199	56,156
Groupon, Inc.—Class A ‡ ^	981,319	4,043
priceline.com, Inc. ‡	34,682	19,899
Internet Software & Services—16.3%
Baidu, Inc. ADR ‡	190,621	20,324
Facebook, Inc.—Class A ‡ ^	784,270	16,560
Facebook, Inc.—Class B ‡ Ə § Δ	764,836	15,878
Google, Inc.—Class A ‡	67,415	45,827
LinkedIn Corp.—Class A ‡	90,938	9,724
Yandex NV—Class A ‡	343,084	7,987
IT Services—7.0%
Mastercard, Inc.—Class A	53,911	24,849
Visa, Inc.—Class A	183,421	25,452
Life Sciences Tools & Services—2.5%
Illumina, Inc. ‡ ^	381,940	18,146
Media—3.2%
McGraw-Hill Cos., Inc.	213,163	11,783
Naspers, Ltd.—Class N	170,647	11,079
Metals & Mining—0.4%
Molycorp, Inc. ‡ ^	261,169	2,716
Oil, Gas & Consumable Fuels—2.5%
Range Resources Corp.	155,108	10,137
Ultra Petroleum Corp. ‡ ^	355,835	8,117
Pharmaceuticals—1.4%
Valeant Pharmaceuticals International, Inc. ‡	183,437	10,260
Professional Services—3.1%
Intertek Group PLC	250,085	11,377
Verisk Analytics, Inc.—Class A ‡	214,761	10,953
Real Estate Management & Development—3.6%
Brookfield Asset Management, Inc.—Class A ^	755,190	26,009

	Shares	Value (000’s)
Software—4.3%
Salesforce.com, Inc. ‡	116,752	$17,044
VMware, Inc.—Class A ‡	92,325	7,826
Workday, Inc.—Class A ‡	87,658	4,251
Zynga, Inc.—Class A ‡	843,549	1,898
Textiles, Apparel & Luxury Goods—1.6%
Coach, Inc.	200,061	11,213

Total Common Stocks (cost $664,104)		688,119

SECURITIES LENDING COLLATERAL—9.1%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.31% ▲	65,332,484	65,332
Total Securities Lending Collateral (cost $65,332)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—4.1%
State Street Bank & Trust Co. 0.03% ▲, dated 10/31/2012, to be repurchased at $29,546 on 11/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $30,141.	$29,546	29,546

Total Repurchase Agreement (cost $29,546)
Total Investment Securities (cost $763,976) P		783,107
Other Assets and Liabilities—Net		(66,202)

Net Assets		$716,905

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Capital Growth

(formerly, Transamerica Morgan Stanley Capital Growth)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

¥	Percentage rounds to less than 0.1%.
Ə	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $15,988, or 2.23% of the fund’s net assets.
‡	Non-income producing security.
§	Illiquid. Total aggregate market value of illiquid securities is $15,988, or 2.23% of the fund’s net assets.
^	All or a portion of this security is on loan. The value of all securities on loan is $63,628.
▲	Rate shown reflects the yield at 10/31/2012.
P	Aggregate cost for federal income tax purposes is $764,941. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $87,556 and $69,390, respectively. Net unrealized appreciation for tax purposes is $18,166.
Δ	Restricted Security. At 10/31/2012, the fund owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Preferred Stock	Better Place—Series C	11/11/2011	$4,994	$110	0.02%
Common Stocks	Facebook, Inc.—Class B	03/06/2012	23,328	15,878	2.21

			$28,322	$15,988	2.23%

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/2012
Common Stocks	$605,934	$66,307	$15,878	$688,119
Preferred Stock	—	—	110	110
Repurchase Agreement	—	29,546	—	29,546
Securities Lending Collateral	65,332	—	—	65,332

Total	$671,266	$95,853	$15,988	$783,107

Level 3 Rollforward—Investment Securities

Securities	Beginning Balance at 10/31/2011	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) ƒ	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 10/31/2012₪	Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 10/31/2012 ƒ
Common Stocks	$—	$23,328	$—	$—	$—	$(7,450)	$—	$—	$15,878	$(7,450)
Preferred Stocks	—	4,994	—	—	—	(4,884)	—	—	110	(4,884)

Total	$—	$28,322	$—	$—	$—	$(12,334)	$—	$—	$15,988	$(12,334)

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 10/31/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 10/31/2012 may be due to an investment no longer held or categorized as Level 3 at period end.
₪	Total aggregate market value of Level 3 is 2.23% of the fund’s net assets. Quantitative information about significant unobservable inputs used in the fair value measurement are disclosed in the table on the following page.

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Capital Growth

(formerly, Transamerica Morgan Stanley Capital Growth)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

VALUATION SUMMARY (continued):

Quantitative Information about Significant Unobservable Inputs (Level 3):

Investment Securities	Fair Value at 10/31/2012 (000’s)	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in input
Common Stock	$15,878	Discount for illiquidity	Illiquidity discount amortized over the lockup period	1.67%	1.67%	1.67%	Decrease
Preferred Stock	$110	Discounted Cash Flow	Net Tangible Assets	$0.10	$0.10	$0.10	Increase

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Diversified Equity

(formerly, Transamerica WMC Diversified Equity)

SCHEDULE OF INVESTMENTS

At October 31, 2012

		Value
	Shares	(000’s)
COMMON STOCKS—97.0%
Aerospace & Defense—2.9%
Boeing Co.	294,670	$20,757
Honeywell International, Inc.	342,877	20,997
Beverages—2.7%
Coca-Cola Co.	1,065,444	39,613
Biotechnology—6.1%
Amgen, Inc.	381,004	32,974
Biogen Idec, Inc. ‡	137,889	19,059
Celgene Corp. ‡	247,993	18,183
Gilead Sciences, Inc. ‡	273,979	18,400
Chemicals—3.4%
CF Industries Holdings, Inc.	92,443	18,968
Monsanto Co.	244,935	21,082
Sherwin-Williams Co.	63,639	9,074
Commercial Services & Supplies—0.8%
ADT Corp. ‡	149,643	6,212
Tyco International, Ltd.	207,929	5,587
Communications Equipment—6.7%
Cisco Systems, Inc.	3,882,166	66,540
Emulex Corp. ‡	537,760	3,743
F5 Networks, Inc. ‡	53,761	4,434
QUALCOMM, Inc.	303,799	17,795
Riverbed Technology, Inc. ‡	262,626	4,851
Computers & Peripherals—9.0%
Apple, Inc.	177,778	105,795
EMC Corp. ‡	566,161	13,826
NetApp, Inc. ‡	359,743	9,677
QLogic Corp. ‡	334,371	3,136
Consumer Finance—1.2%
American Express Co.	301,069	16,851
Diversified Consumer Services—0.2%
ITT Educational Services, Inc. ‡ ^	149,481	3,212
Diversified Financial Services—2.1%
Bank of America Corp.	2,346,924	21,873
JPMorgan Chase & Co.	192,027	8,004
Diversified Telecommunication Services—2.5%
Verizon Communications, Inc.	827,655	36,947
Energy Equipment & Services—4.2%
Core Laboratories NV	52,592	5,452
Diamond Offshore Drilling, Inc. ^	228,834	15,844
National Oilwell Varco, Inc.	218,492	16,103
Oceaneering International, Inc.	233,891	12,240
Transocean, Ltd.	244,172	11,156
Food & Staples Retailing—4.9%
Costco Wholesale Corp.	180,902	17,806
CVS Caremark Corp.	351,343	16,302
Wal-Mart Stores, Inc.	494,424	37,092
Food Products—0.2%
Green Mountain Coffee Roasters, Inc. ‡ ^	115,299	2,786
Health Care Equipment & Supplies—1.8%
Edwards Lifesciences Corp. ‡	84,408	7,329
Hologic, Inc. ‡	485,541	10,012
Zimmer Holdings, Inc.	127,897	8,212
Health Care Providers & Services—2.3%
Aetna, Inc.	228,022	9,965
UnitedHealth Group, Inc.	411,064	23,019
Hotels, Restaurants & Leisure—0.3%
Yum! Brands, Inc.	57,831	4,055
Industrial Conglomerates—1.3%
General Electric Co.	866,144	18,241
Internet & Catalog Retail—1.6%
Amazon.com, Inc. ‡	87,007	20,257
priceline.com, Inc. ‡	4,756	2,729
Internet Software & Services—5.0%
eBay, Inc. ‡	358,766	17,325
Google, Inc.—Class A ‡	53,428	36,318

		Value
	Shares	(000’s)
Internet Software & Services (continued)
IAC/InterActiveCorp	399,312	$19,307
IT Services—3.9%
International Business Machines Corp.	203,952	39,674
Visa, Inc.—Class A	126,366	17,535
Life Sciences Tools & Services—0.5%
Bruker Corp. ‡	373,760	4,519
Life Technologies Corp. ‡	61,775	3,021
Machinery—1.5%
Dover Corp.	55,713	3,244
Illinois Tool Works, Inc.	86,194	5,286
Parker Hannifin Corp.	163,340	12,848
Pentair, Ltd.	9,036	382
Media—4.5%
Comcast Corp.—Class A	611,884	22,952
News Corp.—Class A	551,600	13,194
Omnicom Group, Inc.	334,478	16,025
Sirius XM Radio, Inc. ‡	4,505,329	12,615
Metals & Mining—2.1%
Allied Nevada Gold Corp. ‡^	149,330	5,513
Cliffs Natural Resources, Inc. ^	186,953	6,781
Freeport-McMoRan Copper & Gold, Inc.	375,868	14,614
Walter Energy, Inc.	99,056	3,463
Multiline Retail—0.5%
Dollar Tree, Inc. ‡	185,993	7,416
Oil, Gas & Consumable Fuels—2.5%
Exxon Mobil Corp.	277,804	25,327
Occidental Petroleum Corp.	5,935	469
Valero Energy Corp.	345,808	10,063
Pharmaceuticals—3.8%
Abbott Laboratories	340,387	22,302
Eli Lilly & Co.	244,472	11,889
Merck & Co., Inc.	452,864	20,664
Semiconductors & Semiconductor Equipment—1.7%
Altera Corp.	493,237	15,034
Xilinx, Inc.	312,260	10,230
Software—7.8%
Autodesk, Inc. ‡	4,441	141
BMC Software, Inc. ‡	139,918	5,695
Check Point Software Technologies, Ltd. ‡	233,441	10,395
Citrix Systems, Inc. ‡	14,852	918
Microsoft Corp.	1,811,588	51,694
NetSuite, Inc. ‡^	79,956	5,078
Oracle Corp.	968,405	30,069
Red Hat, Inc. ‡	224,190	11,023
Specialty Retail—5.7%
Bed Bath & Beyond, Inc. ‡	121,931	7,033
Buckle, Inc. ^	191,921	8,669
Home Depot, Inc.	289,636	17,777
Lowe’s Cos., Inc.	495,920	16,058
O’Reilly Automotive, Inc. ‡	100,860	8,642
PetSmart, Inc.	175,167	11,629
Ross Stores, Inc.	74,332	4,531
TJX Cos., Inc.	209,647	8,728
Textiles, Apparel & Luxury Goods—0.6%
Coach, Inc.	13,997	785
Lululemon Athletica, Inc. ‡	106,055	7,318
Tobacco—2.7%
Philip Morris International, Inc.	449,675	39,823

Total Common Stocks (cost $1,177,275)		1,410,206

SECURITIES LENDING COLLATERAL—3.1%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.31% 	44,873,196	44,873
Total Securities Lending Collateral (cost $44,873)

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Diversified Equity

(formerly, Transamerica WMC Diversified Equity)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal	Value
	(000’s)	(000’s)
REPURCHASE AGREEMENT—3.1%
State Street Bank & Trust Co. 0.03% , dated 10/31/2012, to be repurchased at $44,997 on 11/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $45,901.	$44,997	$44,997

Total Repurchase Agreement (cost $44,997)
Total Investment Securities (cost $1,267,145) P		1,500,076
Other Assets and Liabilities—Net		(46,581)

Net Assets		$1,453,495

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $43,874.
	Rate shown reflects the yield at 10/31/2012.
P	Aggregate cost for federal income tax purposes is $1,275,635. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $259,869 and $35,428, respectively. Net unrealized appreciation for tax purposes is $224,441.

VALUATION SUMMARY (all amounts in thousands): '

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	10/31/2012
Common Stocks	$1,399,050	$11,156	$—	$1,410,206
Repurchase Agreement	—	44,997	—	44,997
Securities Lending Collateral	44,873	—	—	44,873

Total	$1,443,923	$56,153	$—	$1,500,076

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 10/31/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Emerging Markets Debt

(formerly, Transamerica Logan Circle Emerging Markets Debt)

SCHEDULE OF INVESTMENTS

At October 31, 2012

	Principal (000’s)		Value (000’s)
FOREIGN GOVERNMENT OBLIGATIONS—51.3%
Argentina—2.0%
Argentine Republic Government International Bond
8.28%, 12/31/2033		$1,311	$898
Provincia de Cordoba
12.38%, 08/17/2017—Reg S		5,460	4,068
Republic of Argentina
2.50%, 12/31/2038 * ^		22,620	7,352
Belarus—0.6%
Republic of Belarus
8.75%, 08/03/2015—Reg S		1,000	1,000
8.95%, 01/26/2018—Reg S		2,500	2,494
Brazil—0.6%
Brazilian Government International Bond
8.50%, 01/05/2024	BRL	6,600	3,802
Chile—1.9%
Republic of Chile
5.50%, 08/05/2020	CLP	5,156,000	11,620
Colombia—3.5%
Colombia Government International Bond
4.38%, 03/21/2023	COP	20,954,000	11,381
6.13%, 01/18/2041		$5,000	6,825
Republic of Colombia
7.38%, 03/18/2019		3,000	3,960
Cote d’Ivoire—2.0%
Ivory Coast Government International Bond
3.75%, 12/31/2032—144A		3,000	2,694
Republic of The Ivory Coast
3.75%, 12/31/2032—Reg S		10,790	9,711
Croatia—0.8%
Croatia Government International Bond
6.25%, 04/27/2017—144A		4,300	4,726
Georgia—0.3%
Georgia Government International Bond
6.88%, 04/12/2021—144A ^		1,585	1,819
Guatemala—0.3%
Guatemala Government Bond
5.75%, 06/06/2022—144A		1,700	1,938
Hungary—0.7%
Hungary Government Bond
6.50%, 06/24/2019	HUF	1,000,000	4,530
Indonesia—2.0%
Indonesia Government International Bond
3.75%, 04/25/2022—144A		$2,500	2,644
4.88%, 05/05/2021—144A		2,050	2,337
5.25%, 01/17/2042—144A ^		6,300	7,261
Latvia—0.6%
Republic of Latvia
5.25%, 06/16/2021—Reg S ^		3,300	3,746
Mexico—6.2%
Mexican Bonos
6.00%, 06/18/2015	MXN	107,490	8,397
6.25%, 06/16/2016		53,050	4,203
6.50%, 06/10/2021		67,690	5,512
Mexico Government International Bond
4.75%, 03/08/2044		$14,790	16,416
United Mexican States
5.63%, 01/15/2017		4,500	5,261

	Principal (000’s)		Value (000’s)
Peru—2.4%
Peruvian Government International Bond
7.84%, 08/12/2020—144A	PEN	11,250	$5,372
8.60%, 08/12/2017—Reg S		3,690	1,758
8.60%, 08/12/2017—144A		6,500	3,098
Republic of Peru
7.35%, 07/21/2025		$3,000	4,365
Philippines—0.6%
Philippine Government International Bond
6.25%, 01/14/2036	PHP	135,000	3,833
Poland—4.1%
Poland Government Bond
4.75%, 04/25/2017	PLN	26,900	8,646
5.75%, 10/25/2021		4,900	1,673
Poland Government International Bond
3.00%, 03/17/2023		$13,610	13,413
Republic of Poland
6.38%, 07/15/2019		1,000	1,245
Qatar—1.4%
Qatar Government International Bond
4.50%, 01/20/2022—144A		5,110	5,851
5.75%, 01/20/2042—144A ^		2,420	3,122
Romania—1.5%
Romanian Government International Bond
6.75%, 02/07/2022—144A		8,315	9,604
Russian Federation—0.8%
Russian Foreign Bond—Eurobond
4.50%, 04/04/2022—144A		4,270	4,777
Slovenia—1.9%
Slovenia Government Bond
4.63%, 09/09/2024	EUR	4,600	5,314
Slovenia Government International Bond
5.50%, 10/26/2022—144A		$6,400	6,470
South Africa—2.3%
Republic of South Africa
5.50%, 03/09/2020		6,400	7,477
13.50%, 09/15/2015	ZAR	25,900	3,616
South Africa Government Bond
10.50%, 12/21/2026		23,300	3,321
Sri Lanka—0.7%
Sri Lanka Government International Bond
6.25%, 07/27/2021—144A		$3,720	4,160
Supranational—1.7%
Eastern and Southern African Trade and Development Bank
6.88%, 01/09/2016 ^		4,650	4,702
Eurasian Development Bank
4.77%, 09/20/2022—144A ^		5,423	5,552
Turkey—4.7%
Turkey Government Bond
6.34%, 05/15/2013 	TRY	16,688	9,004
9.50%, 01/12/2022		23,415	14,303
Turkey Government International Bond
6.25%, 09/26/2022		$5,000	6,058
Ukraine—1.8%
Republic of Ukraine
6.88%, 09/23/2015—144A		4,600	4,594
Ukraine Government International Bond
9.25%, 07/24/2017—144A		6,410	6,991
Uruguay—1.8%
Uruguay Government International Bond
5.00%, 09/14/2018	UYU	195,617	11,325

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Emerging Markets Debt

(formerly, Transamerica Logan Circle Emerging Markets Debt)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal (000’s)		Value (000’s)
Venezuela—4.1%
Republic of Venezuela
6.00%, 12/09/2020—Reg S^		$14,240	$10,858
Venezuela Government International Bond
11.75%, 10/21/2026—Reg S^		6,955	7,042
11.95%, 08/05/2031—Reg S^		7,650	7,822

Total Foreign Government Obligations (cost $311,964)			319,961

CORPORATE DEBT SECURITIES—41.0%
Barbados—1.0%
Columbus International, Inc.
11.50%, 11/20/2014—144A		5,320	5,958
Bermuda—1.2%
Digicel Group, Ltd.
8.25%, 09/30/2020—144A		3,550	3,825
Noble Group, Ltd.
6.63%, 08/05/2020—144A		3,670	3,841
Brazil—2.6%
Banco BMG SA
8.00%, 04/15/2018—144A		2,725	2,575
Itau Unibanco Holding SA
5.50%, 08/06/2022—144A^		5,160	5,418
Samarco Mineracao SA
4.13%, 11/01/2022—144A		4,555	4,552
Vale SA
5.63%, 09/11/2042		3,670	3,932
Canada—0.2%
Pacific Rubiales Energy Corp.
8.75%, 11/10/2016—144A^		1,000	1,135
Cayman Islands—5.4%
Dubai Holding Commercial Operations MTN, Ltd.
4.75%, 01/30/2014	EUR	3,600	4,573
Grupo Aval, Ltd.
4.75%, 09/26/2022—144A^		$7,170	7,170
Industrial Senior Trust
5.50%, 11/01/2022—144A		4,600	4,617
IPIC GMTN, Ltd.
5.50%, 03/01/2022—144A		6,110	7,042
KWG Property Holding, Ltd.
12.75%, 03/30/2016—Reg S^		1,840	2,015
13.25%, 03/22/2017—Reg S^		2,000	2,238
Odebrecht Finance, Ltd.
7.13%, 06/26/2042—144A		6,000	6,945
Colombia—1.6%
Banco GNB Sudameris SA
7.50%, 07/30/2022—144A		3,250	3,591
Bancolombia SA
5.13%, 09/11/2022		3,440	3,595
6.13%, 07/26/2020		2,460	2,755
Indonesia—1.4%
Berau Coal Energy PT
7.25%, 03/13/2017—144A^		2,800	2,625
Pertamina Persero PT
4.88%, 05/03/2022—144A^		2,000	2,175
6.00%, 05/03/2042—144A		3,750	4,238
Ireland—1.1%
ALFA Bank OJSC Via ALFA Bond Issuance PLC
7.50%, 09/26/2019—144A^		2,800	2,881
7.75%, 04/28/2021—Reg S^		2,900	3,158
7.75%, 04/28/2021—144A		675	735

	Principal (000’s)		Value (000’s)
Luxembourg—5.0%
Gazprom Neft OAO Via GPN Capital SA
4.38%, 09/19/2022—144A^		$4,770	$4,781
Russian Agricultural Bank OJSC Via RSHB Capital SA
8.63%, 02/17/2017—144A^	RUB	336,000	11,006
TMK OAO Via TMK Capital SA
7.75%, 01/27/2018—Reg S		$3,600	3,708
VTB Bank OJSC Via VTB Capital SA
6.00%, 04/12/2017—144A		4,500	4,697
6.95%, 10/17/2022—144A		6,200	6,404
Mexico—2.0%
BBVA Bancomer SA
6.75%, 09/30/2022—Reg S^		3,800	4,304
Cemex SAB de CV
9.50%, 06/15/2018—144A^		3,360	3,570
Desarrolladora Homex SAB de CV
9.75%, 03/25/2020—144A^		1,840	1,859
Urbi Desarrollos Urbanos SAB de CV
9.50%, 01/21/2020—144A^		1,670	1,536
9.75%, 02/03/2022—144A^		1,000	930
Netherlands—2.3%
Aerospace Satellite Corp. Holding BV
12.75%, 11/16/2015—144A		5,500	6,037
Hyva Global BV
8.63%, 03/24/2016—144A		3,500	3,264
LUKOIL International Finance BV
7.25%, 11/05/2019—144A		4,800	5,785
Panama—1.2%
ENA Norte Trust
4.95%, 04/25/2023—144A^		2,500	2,575
Global Bank Corp.
4.75%, 10/05/2017—144A^		4,780	4,704
Singapore—0.2%
Temasek Financial I, Ltd.
4.30%, 10/25/2019—144A		1,000	1,142
Sweden—0.8%
PKO Finance AB
4.63%, 09/26/2022—144A		5,030	5,186
Thailand—2.3%
Bangkok Bank PCL
3.88%, 09/27/2022—144A		6,250	6,347
PTT Global Chemical PCL
4.25%, 09/19/2022—144A		8,120	8,354
Turkey—2.5%
Akbank TAS
5.00%, 10/24/2022—144A^		6,010	6,112
Turkiye Garanti Bankasi AS
5.25%, 09/13/2022—144A^		4,550	4,709
Turkiye Halk Bankasi AS
4.88%, 07/19/2017—144A		600	612
Turkiye Is Bankasi
6.00%, 10/24/2022—144A^		3,800	3,876
United Arab Emirates—1.9%
Abu Dhabi National Energy Co.
5.88%, 12/13/2021—144A		3,050	3,630
DP World, Ltd.
6.85%, 07/02/2037—144A		7,480	8,200
United Kingdom—2.4%
Afren PLC
10.25%, 04/08/2019—144A^		2,770	3,172
Nord Anglia Education UK Holdings PLC
10.25%, 04/01/2017—144A		4,690	5,118

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Emerging Markets Debt

(formerly, Transamerica Logan Circle Emerging Markets Debt)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal (000’s)		Value (000’s)
United Kingdom (continued)
Vedanta Resources PLC
8.25%, 06/07/2021—144A^		$5,780	$5,938
United States—2.9%
Braskem America Finance Co.
7.13%, 07/22/2041—144A		2,800	3,150
CEDC Finance Corp. International, Inc.
9.13%, 12/01/2016—144A		3,250	2,113
Cemex Finance LLC
9.38%, 10/12/2022—144A		5,350	5,591
JBS USA LLC / JBS USA Finance, Inc.
7.25%, 06/01/2021—144A		4,650	4,548
NII Capital Corp.
7.63%, 04/01/2021		3,900	3,081
Venezuela—2.2%
Petroleos de Venezuela SA
5.00%, 10/28/2015		2,900	2,538
8.50%, 11/02/2017—Reg S^		3,145	2,823
9.75%, 05/17/2035—Reg S ^		9,120	7,455
Virgin Islands, British—0.8%
Arcos Dorados Holdings, Inc.
10.25%, 07/13/2016—144A^	BRL	9,620	5,068

Total Corporate Debt Securities (cost $249,995)			255,512

STRUCTURED NOTES DEBT—0.3%
Singapore—0.3%
DBS Bank, Ltd.
3.63%, 09/21/2022—144A *^		$1,800	1,856
Total Structured Notes Debt (cost $1,868)

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL—13.2%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.31%	81,954,139	$81,954
Total Securities Lending Collateral (cost $81,954)
	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—5.7%
State Street Bank & Trust Co. 0.03% , dated 10/31/2012, to be repurchased at $35,317 on 11/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, and with a value of $36,024.	$35,317	35,317

Total Repurchase Agreement (cost $35,317)
Total Investment Securities (cost $681,098) P		694,600
Other Assets and Liabilities—Net		(71,484)

Net Assets		$623,116

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
BRL	BCLY	17,972	11/05/2012	$8,810	$33
BRL	BCLY	(17,972)	11/05/2012	(8,848)	5
CLP	BCLY	1,701,900	11/05/2012	3,600	(65)
CLP	BCLY	(1,701,900)	11/05/2012	(3,545)	11
CNY	JPM	75,804	11/16/2012	12,000	135
CNY	JPM	36,171	11/19/2012	5,740	49
COP	BCLY	(7,600,000)	11/01/2012	(4,206)	57
COP	BCLY	7,600,000	11/01/2012	4,153	(5)
EUR	JPM	(9,670)	12/04/2012	(12,472)	(65)
HUF	JPM	(638,764)	12/04/2012	(2,878)	(30)
INR	JPM	181,128	11/15/2012	3,232	125
INR	JPM	147,391	11/15/2012	2,709	23
MXN	BOA	♦	12/04/2012	♦	♦
PLN	RBS	(27,898)	11/28/2012	(8,850)	141
PLN	BOA	(5,611)	12/04/2012	(1,739)	(12)
TRY	BOA	3,957	12/04/2012	2,183	14
ZAR	BOA	(60,103)	12/04/2012	(6,883)	(15)

					$401

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Emerging Markets Debt

(formerly, Transamerica Logan Circle Emerging Markets Debt)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of 10/31/2012:

	Total Market Value of	Collateral
	OTC Derivatives	(Received) Pledged	Net Exposures (1)
Counterparty	(000’s)	(000’s)	(000’s)
BCLY	$36	$—	$36
BOA	(13)	—	(13)
JPM	237	—	237
RBS	141	—	141

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

	Percentage of
	Total Investment	Value
INVESTMENTS BY INDUSTRY (unaudited):	Securities	(000’s)
Foreign Government Obligation	46.1%	$319,961
Commercial Banks	12.8	89,138
Oil, Gas & Consumable Fuels	5.3	36,728
Metals & Mining	2.1	14,423
Media	1.7	11,995
Chemicals	1.7	11,504
Transportation Infrastructure	1.5	10,775
Construction Materials	1.3	9,161
Capital Markets	1.2	8,311
Diversified Financial Services	1.0	7,042
Construction & Engineering	1.0	6,945
Wireless Telecommunication Services	1.0	6,906
Diversified Consumer Services	0.7	5,118
Hotels, Restaurants & Leisure	0.7	5,068
Commercial Services & Supplies	0.7	4,573
Food Products	0.7	4,548
Household Durables	0.6	4,325
Real Estate Management & Development	0.6	4,253
Trading Companies & Distributors	0.6	3,841
Machinery	0.5	3,708
Multi-Utilities	0.5	3,629
Auto Components	0.5	3,264
Beverages	0.3	2,113

Investment Securities, at Value	83.1	577,329
Short-Term Investments	16.9	117,271

Total Investments	100.0%	$694,600

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $79,307.
	Rate shown reflects the yield at 10/31/2012.
*	Floating or variable rate note. Rate is listed as of 10/31/2012.
♦	Amount rounds to less than 1.
P	Aggregate cost for federal income tax purposes is $681,664. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $15,351 and $2,415, respectively. Net unrealized appreciation for tax purposes is $12,936.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 10/31/2012, these securities aggregated $294,203, or 47.21% of the fund’s net assets.
BCLY	Barclays Bank PLC
BOA	Bank of America
GMTN	Global Medium Term Note
JPM	JPMorgan Chase & Co.
MTN	Medium Term Note
OJSC	Open Joint Stock Company
OTC	Over the Counter
RBS	Royal Bank of Scotland PLC

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Emerging Markets Debt

(formerly, Transamerica Logan Circle Emerging Markets Debt)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Columbian Peso
EUR	Euro
HUF	Hungarian Forint
INR	Indian Rupee
MXN	Mexican Peso
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
TRY	Turkish New Lira
UYU	Uruguayan Peso
ZAR	South African Rand

VALUATION SUMMARY (all amounts in thousands): '

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	10/31/2012
Corporate Debt Securities	$—	$255,512	$—	$255,512
Foreign Government Obligations	—	319,961	—	319,961
Repurchase Agreement	—	35,317	—	35,317
Securities Lending Collateral	81,954	—	—	81,954
Structured Notes Debt	—	1,856	—	1,856

Total	$81,954	$612,646	$—	$694,600

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Other Financial Instruments ₣	Prices	Inputs	Inputs	10/31/2012
Forward Foreign Currency Contracts - Appreciation	$—	$593	$—	$593
Forward Foreign Currency Contracts - Depreciation	—	(192)	—	(192)

Total	$—	$401	$—	$401

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 10/31/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS

At October 31, 2012

	Shares	Value (000’s)
PREFERRED STOCKS ▲—2.8%
Brazil—2.8%
Centrais Eletricas Brasileiras SA, 10.33%	142,200	$1,131
Investimentos Itau SA, 3.50%	90,200	395
Klabin SA, 2.49%	163,000	957
Marcopolo SA, 3.21%	95,300	559

Total Preferred Stocks (cost $2,924)		3,042

COMMON STOCKS—95.2%
Brazil—12.5%
BRF—Brasil Foods SA ADR ‡	36,834	675
Cia de Bebidas das Americas ADR	52,236	2,131
Cia de Saneamento Basico do Estado de Sao Paulo ADR ‡	19,239	1,616
Cielo SA	17,400	430
Even Construtora e Incorporadora SA	149,300	595
Hypermarcas SA ‡	148,700	1,182
M Dias Branco SA ‡	8,600	289
Natura Cosmeticos SA	25,000	667
Obrascon Huarte Lain Brasil SA	88,000	828
Petroleo Brasileiro SA ADR	89,873	1,907
Petroleo Brasileiro SA—Class A ADR	32,453	666
Vale SA—Class B ADR	142,843	2,541
China—3.3%
China Petroleum & Chemical Corp. ADR	20,410	2,147
China Vanke Co., Ltd.	285,022	372
Huaneng Power International, Inc. ADR	28,016	892
Luthai Textile Co., Ltd.	228,730	200
Colombia—0.4%
Bancolombia SA ADR	6,513	417
Czech Republic—0.3%
Komercni Banka AS	1,391	284
Hong Kong—16.5%
Bank of China, Ltd.	6,977,000	2,873
BBMG Corp.	434,500	374
Beijing Capital International Airport Co., Ltd.	326,000	210
China Agri-Industries Holdings, Ltd.	1,218,000	765
China Citic Bank Corp., Ltd.	1,869,000	955
China Communications Construction Co., Ltd.—Class H	2,183,000	2,053
China Construction Bank Corp.—Class H	2,732,000	2,063
China Merchants Bank Co., Ltd.—Class H	790,500	1,477
China Minsheng Banking Corp., Ltd.	447,000	407
China Mobile, Ltd. ADR	15,818	876
China Resources Power Holdings Co., Ltd.	122,000	263
China Shanshui Cement Group, Ltd.	510,000	379
Citic Resources Holdings, Ltd. ‡	758,000	116
Country Garden Holdings Co., Ltd.	966,000	388
Datang International Power Generation Co., Ltd.—Class H	870,000	310
Harbin Electric Co., Ltd.	294,000	243
Huadian Power International Co. ‡	828,000	210
Industrial & Commercial Bank of China—Class H	1,682,000	1,113
Kingboard Chemical Holdings, Ltd.	237,500	708
KWG Property Holding, Ltd.	741,500	440
Shanghai Pharmaceuticals Holding Co., Ltd.	222,900	414
Sinofert Holdings, Ltd.	2,002,000	424
Sinopharm Group Co., Ltd.—Class H	118,800	400
TPV Technology, Ltd.	550,000	123
Yuexiu Property Co., Ltd.	1,334,000	367
Hungary—0.6%
Magyar Telekom	327,894	607
India—4.9%
Dr. Reddy’s Laboratories, Ltd. ADR	39,869	1,297

	Shares	Value (000’s)
India (continued)
HDFC Bank, Ltd. ADR	15,861	$593
Infosys, Ltd. ADR	23,335	1,013
Tata Motors, Ltd. ADR	91,035	2,199
Wipro, Ltd. ADR	29,174	225
Indonesia—2.0%
Charoen Pokphand Indonesia PT	1,007,500	328
Indofood CBP Sukses Makmur PT	741,000	551
Kalbe Farma PT	4,732,500	478
Media Nusantara Citra PT	2,052,217	604
Perusahaan Perkebunan London Sumatra Indonesia PT	741,500	179
Korea, Republic of—16.3%
Daeduck Electronics Co.	46,450	393
Daelim Industrial Co., Ltd.	5,524	384
Hana Financial Group, Inc.	70,890	2,064
Handsome Co., Ltd.	20,570	522
Hyundai Motor Co.	13,925	2,866
ISU Chemical Co., Ltd.	9,230	179
KIA Motors Corp.	37,558	2,087
KT&G Corp.	8,661	660
LG Corp.	10,033	613
LG International Corp.	9,440	343
LG Uplus Corp.	92,850	593
NongShim Co., Ltd.	951	225
Poongsan Corp.	18,170	530
Samsung Electronics Co., Ltd.	3,539	4,251
SK Corp.	8,452	1,178
Woori Finance Holdings Co., Ltd.	78,770	744
Malaysia—2.7%
AirAsia Bhd	1,078,300	1,073
Genting Malaysia Bhd	206,800	244
Tenaga Nasional Bhd	211,600	483
UMW Holdings Bhd	331,700	1,086
Mexico—7.5%
Alfa SAB de CV—Class A	183,900	338
America Movil SAB de CV—Series L ADR	74,498	1,884
Desarrolladora Homex SAB de CV ADR ‡	18,181	241
Fomento Economico Mexicano SAB de CV ADR	33,126	3,001
Grupo Financiero Banorte SAB de CV—Class O	417,300	2,320
OHL Mexico SAB de CV ‡	161,600	267
Poland—1.3%
KGHM Polska Miedz SA	28,602	1,441
Russian Federation—5.0%
Gazprom OAO ADR	359,225	3,283
MMC Norilsk Nickel OJSC ADR	136,010	2,086
South Africa—10.5%
Aspen Pharmacare Holdings, Ltd. ‡	132,102	2,408
AVI, Ltd.	74,571	492
Barloworld, Ltd.	43,190	350
Bidvest Group, Ltd.	30,581	730
Exxaro Resources, Ltd.	16,266	325
Gold Fields, Ltd. ADR	77,490	969
Harmony Gold Mining Co., Ltd. ADR	28,302	235
Imperial Holdings, Ltd.	30,520	693
Life Healthcare Group Holdings, Ltd.	131,307	497
Nedbank Group, Ltd.	52,782	1,090
Sappi, Ltd. ‡	181,121	512
Shoprite Holdings, Ltd.	91,283	1,877
Telkom SA, Ltd. ‡	155,314	327
Tiger Brands, Ltd.	25,676	816
Taiwan—7.4%
China Petrochemical Development Corp.	889,000	618
Chinatrust Financial Holding Co., Ltd.	996,776	549
E.Sun Financial Holding Co., Ltd.	664,400	333

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Shares	Value (000’s)
Taiwan (continued)
Far EasTone Telecommunications Co., Ltd.	451,000	$1,041
Giant Manufacturing Co., Ltd.	45,000	233
Highwealth Construction Corp. Ə §	263,000	383
Hon Hai Precision Industry Co., Ltd.	578,000	1,754
Huaku Development Co., Ltd.	276,980	564
Pou Chen Corp.	323,000	327
Ruentex Development Co., Ltd.	374,000	628
SinoPac Financial Holdings Co., Ltd.	850,346	329
Vanguard International Semiconductor Corp.	383,000	248
Zhen Ding Technology Holding, Ltd.	372,000	983
Thailand—2.9%
Advanced Info Service PCL	78,900	508
Airports of Thailand PCL	242,100	647
Asian Property Development PCL	1,109,000	315
Bangkok Expressway PCL	658,946	597
Home Product Center PCL	1,110,200	413
Thanachart Capital PCL	506,800	612

	Shares	Value (000’s)
Turkey—0.4%
Aygaz AS	89,663	$413
United Kingdom—0.7%
NovaTek OAO GDR	6,375	727

Total Common Stocks (cost $100,904)		102,786

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—1.1%
State Street Bank & Trust Co. 0.03% ▲ , dated 10/31/2012, to be repurchased at $1,214 on 11/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, and with a value of $1,240.	$1,214	1,214

Total Repurchase Agreement (cost $1,214)
Total Investment Securities (cost $105,042) P		107,042
Other Assets and Liabilities—Net		998

Net Assets		$108,040

INVESTMENTS BY INDUSTRY (unaudited):	Percentage of Total Investment Securities	Value (000’s)
Commercial Banks	17.4%	$18,616
Oil, Gas & Consumable Fuels	8.5	9,055
Automobiles	7.7	8,239
Metals & Mining	7.3	7,802
Beverages	4.8	5,132
Wireless Telecommunication Services	4.6	4,903
Semiconductors & Semiconductor Equipment	4.2	4,499
Food Products	4.0	4,321
Pharmaceuticals	3.9	4,183
Electronic Equipment & Instruments	3.6	3,839
Real Estate Management & Development	3.2	3,457
Industrial Conglomerates	2.7	2,859
Transportation Infrastructure	2.4	2,548
Construction & Engineering	2.3	2,438
Food & Staples Retailing	1.7	1,877
Personal Products	1.7	1,849
Independent Power Producers & Energy Traders	1.6	1,675
IT Services	1.6	1,669
Water Utilities	1.5	1,616
Electric Utilities	1.5	1,614
Health Care Providers & Services	1.2	1,310
Chemicals	1.1	1,220
Airlines	1.0	1,073
Textiles, Apparel & Luxury Goods	1.0	1,048
Containers & Packaging	0.9	957
Diversified Telecommunication Services	0.9	934
Household Durables	0.8	836
Trading Companies & Distributors	0.8	809
Construction Materials	0.7	753
Distributors	0.6	693
Tobacco	0.6	660
Media	0.6	604
Machinery	0.5	559
Paper & Forest Products	0.5	512
Specialty Retail	0.4	413
Gas Utilities	0.4	413
Hotels, Restaurants & Leisure	0.2	244
Electrical Equipment	0.2	243
Leisure Equipment & Products	0.2	233
Computers & Peripherals	0.1	123

Investment Securities, at Value	98.9	105,828
Short-Term Investments	1.1	1,214

Total Investments	100.0%	$107,042

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

	Rate shown reflects the yield at 10/31/2012.
‡	Non-income producing security.
Ə	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $383, or 0.35% of the fund’s net assets.
§	Illiquid. Total aggregate market value of illiquid securities is $383, or 0.35% of the fund’s net assets.
P	Aggregate cost for federal income tax purposes is $105,494. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $5,175 and $3,627, respectively. Net unrealized appreciation for tax purposes is $1,548.

DEFINITIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Joint Stock Exchange)
OJSC	Open Joint Stock Company

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/2012
Common Stocks	$38,538	$64,248	$—	$102,786
Preferred Stocks	3,042	—	—	3,042
Repurchase Agreement	—	1,214	—	1,214

Total	$41,580	$65,462	$—	$107,042

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 10/31/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Flexible Income

(formerly, Transamerica AEGON Flexible Income)

SCHEDULE OF INVESTMENTS

At October 31, 2012

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS—21.2%
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	$ 2,253	$3,256
U.S. Treasury Note
0.25%, 08/15/2015	8,500	8,473
0.50%, 07/31/2017	5,000	4,958
0.63%, 05/31/2017—09/30/2017	19,245	19,189
1.25%, 09/30/2015	10,475	10,738
1.38%, 05/15/2013	1,230	1,238
1.75%, 05/15/2022	6,280	6,342
2.00%, 11/15/2021—02/15/2022	5,985	6,204
2.13%, 02/29/2016	3,065	3,235
2.63%, 11/15/2020	2,565	2,817
3.50%, 05/15/2020	2,150	2,503

Total U.S. Government Obligations (cost $67,064)		68,953

U.S. GOVERNMENT AGENCY OBLIGATION—0.2%
Freddie Mac, IO
5.00%, 08/01/2035	4,529	626
Total U.S. Government Agency Obligation (cost $1,312)

FOREIGN GOVERNMENT OBLIGATIONS—3.4%
Canada Housing Trust No. 1
3.15%, 06/15/2015—144A	CAD2,500	2,624
Mexican Bonos
7.00%, 06/19/2014	MXN18,000	1,419
7.25%, 12/15/2016	28,500	2,348
Republic of Chile
5.50%, 08/05/2020	CLP994,500	2,242
Republic of The Philippines
4.95%, 01/15/2021	PHP90,000	2,403

Total Foreign Government Obligations (cost $10,066)		11,036

MORTGAGE-BACKED SECURITIES—7.4%
7 WTC Depositor LLC Trust
Series 2012-7WTC, Class A
4.08%, 03/13/2031—144A	660	697
American General Mortgage Loan Trust
Series 2009-1, Class A6
5.75%, 09/25/2048—144A *	1,785	1,822
American Tower Trust
Series 2007-1A, Class D
5.96%, 04/15/2037—144A	1,950	2,008
BCAP LLC Trust
Series 2009-RR3, Class 2A1
4.85%, 05/26/2037—144A *	137	139
Series 2009-RR6, Class 2A1
2.97%, 08/26/2035—144A *	867	788
Series 2009-RR10, Class 2A1
3.12%, 08/26/2035—144A *	603	596
Series 2009-RR14, Class 1A1
6.05%, 05/26/2037—144A *	1,123	1,199
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036—144A *	1,184	1,231
Countrywide Alternative Loan Trust
Series 2004-3T1, Class A3
5.00%, 05/25/2034	951	979
Series 2006-OC1, Class 2A3A
0.53%, 03/25/2036 *	2,900	1,522
Credit Suisse Mortgage Capital Certificates
Series 2010-18R, Class 1A11
3.75%, 08/26/2035—144A *	693	690

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Impac CMB Trust
Series 2007-A, Class A
0.46%, 05/25/2037 *	$1,411	$1,353
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
3.06%, 12/26/2037—144A *	350	352
Series 2009-R7, Class 10A3
6.00%, 12/26/2036—144A	264	274
Series 2009-R7, Class 12A1
5.08%, 08/26/2036—144A *	289	286
Series 2009-R7, Class 1A1
3.95%, 02/26/2036—144A *	638	617
Series 2009-R7, Class 4A1
2.92%, 09/26/2034—144A *	563	541
Series 2009-R9, Class 1A1
2.73%, 08/26/2046—144A *	625	621
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-LD11, Class ASB
5.81%, 06/15/2049 *	1,025	1,124
JPMorgan Re-REMIC
Series 2009-7, Class 8A1
5.41%, 01/27/2047—144A *	466	476
LSTAR Commercial Mortgage Trust
Series 2011-1, Class A
3.91%, 06/25/2043—144A	863	901
Morgan Stanley Re-REMIC Trust
Series 2010-GG10, Class A4A
5.79%, 08/15/2045—144A *	1,740	2,049
Series 2010-R4, Class 3A
5.50%, 08/26/2047—144A	1,240	1,317
ORES NPL LLC
Series 2012-LV1, Class A
4.00%, 09/25/2044—144A	1,269	1,276
RREF 2012 LT1 LLC
Series 2012-LT1A, Class A
4.75%, 02/15/2025—144A	82	82
S2 Hospitality LLC
Series 2012-LV1, Class A
4.50%, 04/15/2025—144A	584	587
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
4.10%, 06/25/2033 *	246	250
Series 2003-L, Class 1A2
4.49%, 11/25/2033 *	181	184

Total Mortgage-Backed Securities (cost $22,805)		23,961

ASSET-BACKED SECURITIES—2.9%
Countrywide Asset-Backed Certificates
Series 2006-6, Class 2A3
0.49%, 09/25/2036 *	3,600	1,410
GSAA Trust
Series 2006-1, Class A3
0.54%, 01/25/2036 *	2,288	1,492
GSAMP Trust
Series 2006-HE1, Class A2D
0.52%, 01/25/2036 *	2,270	1,794
HLSS Servicer Advance Receivables Backed Notes
Series 2012-T2, Class C1
3.22%, 10/15/2043—144A Ə	518	518

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Flexible Income

(formerly, Transamerica AEGON Flexible Income)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
HSBC Home Equity Loan Trust
Series 2006-3, Class A4
0.45%, 03/20/2036 *	$1,510	$1,380
Lehman XS Trust
Series 2005-8, Class 1A3
0.56%, 12/25/2035 *	2,595	1,407
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class A4
0.53%, 02/25/2036 *	1,562	1,406

Total Asset-Backed Securities (cost $8,339)		9,407

MUNICIPAL GOVERNMENT OBLIGATIONS—1.2%
Rhode Island Economic Development Corp.
6.00%, 11/01/2015 §	1,545	1,621
State of California
7.95%, 03/01/2036	1,820	2,180

Total Municipal Government Obligations (cost $3,367)		3,801

PREFERRED CORPORATE DEBT SECURITY—1.1%
Diversified Financial Services—1.1%
ZFS Finance USA Trust II
6.45%, 12/15/2065—144A *	3,300	3,548
Total Preferred Corporate Debt Security (cost $2,835)

CORPORATE DEBT SECURITIES—56.0%
Airlines—1.1%
America West Airlines Pass-Through Trust
Series 2000-1, Class G
8.06%, 07/02/2020	959	1,028
Continental Airlines Pass-Through Trust
Series 1997-1, Class A
7.46%, 04/01/2015	466	480
UAL Pass-Through Trust
Series 2009-1
10.40%, 11/01/2016	1,674	1,924
Beverages—0.4%
Anheuser-Busch InBev Worldwide, Inc.
9.75%, 11/17/2015	BRL2,200	1,219
Building Products—0.6%
Owens Corning
4.20%, 12/15/2022 ^	$1,910	1,931
Capital Markets—0.7%
Macquarie Group, Ltd.
6.25%, 01/14/2021—144A	1,275	1,407
Morgan Stanley
5.75%, 01/25/2021	750	839
Commercial Banks—5.6%
Barclays Bank PLC
10.18%, 06/12/2021—144A	1,480	1,963
BBVA Bancomer SA
6.50%, 03/10/2021—144A	1,400	1,598
CIT Group, Inc.
4.75%, 02/15/2015—144A ^	570	590
M&I Marshall & Ilsley Bank
5.00%, 01/17/2017	1,550	1,722
Rabobank Nederland NV
11.00%, 06/30/2019—144A * Ž	1,695	2,267
Regions Bank
7.50%, 05/15/2018	1,660	1,999
Royal Bank of Scotland Group PLC
5.05%, 01/08/2015 ^	1,000	1,035

	Principal (000’s)	Value (000’s)
Commercial Banks (continued)
UBS AG
7.63%, 08/17/2022 ^	$990	$1,068
Wells Fargo & Co.—Series K
7.98%, 03/15/2018 * Ž ^	2,400	2,837
Zions Bancorporation
7.75%, 09/23/2014	2,500	2,755
Commercial Services & Supplies—1.4%
EnergySolutions, Inc. / EnergySolutions LLC
10.75%, 08/15/2018 ^	855	793
HDTFS, Inc.
5.88%, 10/15/2020—144A	270	273
KAR Auction Services, Inc.
4.31%, 05/01/2014 *	1,965	1,964
Steelcase, Inc.
6.38%, 02/15/2021	1,385	1,483
Construction Materials—0.7%
Cemex Finance LLC
9.50%, 12/14/2016—144A ^	1,330	1,411
Voto-Votorantim Overseas Trading
Operations NV
6.63%, 09/25/2019—144A ^	840	987
Consumer Finance—1.0%
Ally Financial, Inc.
4.63%, 06/26/2015	1,350	1,402
Springleaf Finance Corp.
6.90%, 12/15/2017	2,070	1,822
Containers & Packaging—1.0%
Exopack Holding Corp.
10.00%, 06/01/2018	1,280	1,184
Graphic Packaging International, Inc.
9.50%, 06/15/2017	1,635	1,786
Sealed Air Corp.
8.13%, 09/15/2019—144A	195	213
Distributors—0.6%
Glencore Funding LLC
6.00%, 04/15/2014—144A	2,000	2,094
Diversified Financial Services—6.7%
Bank of America Corp.
6.50%, 08/01/2016	1,905	2,216
Citigroup, Inc.
5.95%, 01/30/2023 * Ž	1,290	1,330
CNH Capital LLC
3.88%, 11/01/2015—144A	340	349
Fibria Overseas Finance, Ltd.
6.75%, 03/03/2021—144A ^	1,245	1,376
Ford Motor Credit Co., LLC
3.88%, 01/15/2015	780	813
4.25%, 09/20/2022 ^	775	803
General Electric Capital Corp.—Series A
7.13%, 06/15/2022 * Ž	1,300	1,487
International Lease Finance Corp.
6.25%, 05/15/2019 ^	1,310	1,412
6.50%, 09/01/2014—144A	1,040	1,118
6.75%, 09/01/2016—144A	1,495	1,689
Marina District Finance Co., Inc.
9.50%, 10/15/2015 ^	1,391	1,407
Oaktree Capital Management, LP
6.75%, 12/02/2019—144A	1,950	2,133
Permanent TSB PLC
3.60%, 01/14/2013—144A	1,700	1,700
Unison Ground Lease Funding LLC
6.39%, 04/15/2020—144A	2,615	3,047

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Flexible Income

(formerly, Transamerica AEGON Flexible Income)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal (000’s)	Value (000’s)
Diversified Financial Services (continued)
Vesey Street Investment Trust I
4.40%, 09/01/2016 * ^	$670	$726
Diversified Telecommunication Services—1.8%
CenturyLink, Inc.
5.80%, 03/15/2022	1,345	1,416
GTP Towers Issuer LLC
4.44%, 02/15/2015—144A	2,295	2,380
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	400	428
7.63%, 06/15/2021	130	145
Level 3 Communications, Inc.
8.88%, 06/01/2019—144A ^	180	189
West Corp.
7.88%, 01/15/2019	320	326
Wind Acquisition Finance SA
7.25%, 02/15/2018—144A	700	683
11.75%, 07/15/2017—144A	200	195
Electric Utilities—0.6%
InterGen NV
9.00%, 06/30/2017—144A	2,075	1,966
Electrical Equipment—1.6%
Anixter, Inc.
5.95%, 03/01/2015	2,300	2,432
Polypore International, Inc.
7.50%, 11/15/2017 ^	2,560	2,765
Energy Equipment & Services—1.8%
Drill Rigs Holdings, Inc.
6.50%, 10/01/2017—144A ^	340	338
Enterprise Products Operating LLC—Series A
8.38%, 08/01/2066 *	1,150	1,311
Seadrill, Ltd.
5.63%, 09/15/2017—144A	675	675
Transocean, Inc.
6.38%, 12/15/2021	1,935	2,355
Weatherford International, Ltd.
9.63%, 03/01/2019	945	1,252
Food & Staples Retailing—1.5%
C&S Group Enterprises LLC
8.38%, 05/01/2017—144A ^	1,253	1,320
Ingles Markets, Inc.
8.88%, 05/15/2017 ^	2,140	2,304
Stater Bros Holdings, Inc.
7.38%, 11/15/2018	65	70
SUPERVALU, Inc.
7.50%, 11/15/2014 ^	1,290	1,243
Food Products—1.0%
Arcor SAIC
7.25%, 11/09/2017—144A	1,285	1,320
Michael Foods Group, Inc.
9.75%, 07/15/2018	1,200	1,335
Post Holdings, Inc.
7.38%, 02/15/2022—144A	618	656
Health Care Equipment & Supplies—0.2%
Hologic, Inc.
6.25%, 08/01/2020—144A	590	625
Health Care Providers & Services—0.8%
CHS/Community Health Systems, Inc.
7.13%, 07/15/2020	1,000	1,058
Express Scripts Holding Co.
4.75%, 11/15/2021—144A	1,220	1,423

	Principal (000’s)	Value (000’s)
Hotels, Restaurants & Leisure—0.9%
GWR Operating Partnership LLP
10.88%, 04/01/2017	$1,500	$1,710
WMG Acquisition Corp.
6.00%, 01/15/2021—144A	1,348	1,351
Household Durables—0.4%
Beazer Homes USA, Inc.
6.63%, 04/15/2018—144A	1,340	1,434
Household Products—0.8%
Reynolds Group Issuer, Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer Lu
5.75%, 10/15/2020—144A ^	1,360	1,374
9.88%, 08/15/2019	1,100	1,152
Independent Power Producers & Energy Traders—0.6%
NRG Energy, Inc.
7.63%, 05/15/2019 ^	640	682
7.88%, 05/15/2021	1,280	1,401
Insurance—4.9%
American Financial Group, Inc.
9.88%, 06/15/2019	1,100	1,440
Chubb Corp.
6.38%, 03/29/2067 *	1,500	1,628
Fidelity National Financial, Inc.
6.60%, 05/15/2017	2,580	2,902
Hanover Insurance Group, Inc.
6.38%, 06/15/2021	1,515	1,723
ING US, Inc.
5.50%, 07/15/2022—144A	955	1,038
Liberty Mutual Group, Inc.
4.95%, 05/01/2022—144A ^	820	895
Oil Insurance, Ltd.
3.34%, 12/17/2012—144A * Ž	1,245	1,112
Reinsurance Group of America, Inc.
6.75%, 12/15/2065 *	2,760	2,792
Stone Street Trust
5.90%, 12/15/2015—144A	2,450	2,568
IT Services—0.7%
Cardtronics, Inc.
8.25%, 09/01/2018	1,890	2,117
Machinery—0.4%
American Railcar Industries, Inc.
7.50%, 03/01/2014	1,180	1,192
Marine—0.5%
Martin Midstream Partners LP
8.88%, 04/01/2018 ^	1,663	1,744
Media—1.0%
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/2020—03/15/2020	1,305	1,242
Lions Gate Entertainment, Inc.
10.25%, 11/01/2016—144A	1,010	1,131
Nara Cable Funding, Ltd.
8.88%, 12/01/2018—144A	1,100	1,040
Metals & Mining—1.4%
Anglo American Capital PLC
9.38%, 04/08/2019—144A	890	1,188
ArcelorMittal
6.50%, 02/25/2022 ^	1,965	1,930
FMG Resources August 2006 Pty, Ltd.
7.00%, 11/01/2015—144A ^	160	162
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/2019	1,000	1,373

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Flexible Income

(formerly, Transamerica AEGON Flexible Income)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal (000’s)	Value (000’s)
Multi-Utilities—0.7%
Black Hills Corp.
5.88%, 07/15/2020	$1,200	$1,415
9.00%, 05/15/2014	690	767
Oil, Gas & Consumable Fuels—5.3%
Chesapeake Energy Corp.
6.50%, 08/15/2017 ^	1,325	1,406
6.78%, 03/15/2019 ^	1,300	1,303
Connacher Oil and Gas, Ltd.
8.50%, 08/01/2019—144A ^	616	507
Energy Transfer Equity, LP
7.50%, 10/15/2020	320	364
Energy Transfer Partners, LP
5.20%, 02/01/2022	1,045	1,200
Gazprom OAO Via GAZ Capital SA
8.13%, 07/31/2014—144A	1,560	1,710
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019—144A ^	1,305	1,305
Lukoil International Finance BV
6.38%, 11/05/2014—144A	1,280	1,389
PDC Energy, Inc.
12.00%, 02/15/2018	1,000	1,093
Petrobras International Finance Co.
5.38%, 01/27/2021	1,040	1,179
Petrohawk Energy Corp.
7.25%, 08/15/2018	1,050	1,197
Petroleum Co., of Trinidad & Tobago, Ltd.
9.75%, 08/14/2019—144A	876	1,156
Ras Laffan Liquefied Natural Gas Co., Ltd. III
6.75%, 09/30/2019—144A ^	1,545	1,938
TNK-BP Finance SA
6.25%, 02/02/2015—144A	1,250	1,341
Paper & Forest Products—0.5%
Ainsworth Lumber Co., Ltd.
11.00%, 07/29/2015—144A	724	705
Boise Cascade LLC/Boise Cascade Finance Corp.
6.38%, 11/01/2020—144A	1,020	1,035
Pharmaceuticals—0.2%
Watson Pharmaceuticals, Inc.
3.25%, 10/01/2022	715	737
Professional Services—0.4%
Block Financial LLC
5.13%, 10/30/2014 ^	1,300	1,366
Real Estate Investment Trusts—1.7%
Entertainment Properties Trust
7.75%, 07/15/2020	2,335	2,711
Kilroy Realty, LP
6.63%, 06/01/2020	2,440	2,964
Real Estate Management & Development—0.4%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/2018—144A ^	1,370	1,411
Road & Rail—0.9%
Aviation Capital Group Corp.
7.13%, 10/15/2020—144A	2,700	2,837
Semiconductors & Semiconductor Equipment—0.2%
Sensata Technologies BV
6.50%, 05/15/2019—144A ^	575	607
Software—0.6%
First Data Corp.
6.75%, 11/01/2020—144A	1,350	1,350
7.38%, 06/15/2019—144A	630	652

	Principal (000’s)	Value (000’s)
Specialty Retail—0.8%
Claire’s Stores, Inc.
9.00%, 03/15/2019—144A	$1,315	$1,372
Michaels Stores, Inc.
11.38%, 11/01/2016 ^	1,200	1,253
Textiles, Apparel & Luxury Goods—0.2%
Jones Group, Inc. / Apparel Group Hold / Apparel Group USA / Footwear Acc Retail
6.88%, 03/15/2019	510	528
Tobacco—0.5%
Lorillard Tobacco Co.
8.13%, 06/23/2019	1,235	1,589
Wireless Telecommunication Services—2.9%
Crown Castle Towers LLC
4.88%, 08/15/2020—144A	1,550	1,771
6.11%, 01/15/2020—144A	1,650	2,008
SBA Tower Trust
5.10%, 04/17/2017—144A	2,365	2,627
Sprint Nextel Corp.
9.00%, 11/15/2018—144A	292	361
WCP Wireless Site Funding / WCP Wireless Site RE Funding / WCP Wireless Site Non
6.83%, 11/15/2015—144A	2,570	2,691

Total Corporate Debt Securities (cost $167,491)		182,056

CONVERTIBLE BOND—0.3%
Automobiles—0.3%
Ford Motor Co.
4.25%, 11/15/2016	730	1,074
Total Convertible Bond (cost $730)
LOAN ASSIGNMENT—0.5%
Paper & Forest Products—0.5%
Ainsworth Lumber Co., Ltd.
5.25%, 06/26/2014 * ‡	1,651	1,634
Total Loan Assignment (cost $1,572)

	Shares	Value (000’s)
PREFERRED STOCKS—1.5%
Commercial Banks—0.3%
CoBank ACB, 6.25%—144A * ‡	9,770	1,021
Consumer Finance—0.6%
Ally Financial, Inc., 8.50% *	75,200	1,884
Diversified Telecommunication Services—0.6%
Centaur Funding Corp., 9.08%—144A	1,661	1,997

Total Preferred Stocks (cost $5,010)		4,902

COMMON STOCK—1.0%
Diversified Telecommunication Services—1.0%
Verizon Communications, Inc. ^	75,000	3,348
Total Common Stock (cost $2,349)

WARRANT—0.4%
Commercial Banks—0.4%
Wells Fargo & Co. ‡
Expiration: 10/28/2018
Exercise Price: $34.01	148,210	1,418
Total Warrant (cost $1,141)

SECURITIES LENDING COLLATERAL—10.3%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.31% ▲	33,571,178	33,571
Total Securities Lending Collateral (cost $33,571)

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Flexible Income

(formerly, Transamerica AEGON Flexible Income)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—1.1%
State Street Bank & Trust Co. 0.03% ▲, dated 10/31/2012, to be repurchased at $3,738 on 11/01/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 08/01/2026, and with a value of $3,813.	$3,738	$3,738

Total Repurchase Agreement (cost $3,738)

Total Investment Securities (cost $331,390) P		353,073
Other Assets and Liabilities—Net		(27,503)

Net Assets		$325,570

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

*	Floating or variable rate note. Rate is listed as of 10/31/2012.
^	All or a portion of this security is on loan. The value of all securities on loan is $32,872.
ž	The security has a perpetual maturity. The date shown is the next call date.
Ə	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $518, or 0.16% of the fund’s net assets.
Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.
§	Illiquid. Total aggregate market value of illiquid securities is $1,621, or 0.50% of the fund’s net assets.
‡	Non-income producing security.
▲	Rate shown reflects the yield at 10/31/2012.
P	Aggregate cost for federal income tax purposes is $331,390. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $23,447 and $1,764, respectively. Net unrealized appreciation for tax purposes is $21,683.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 10/31/2012, these securities aggregated $106,308, or 32.65% of the fund’s net assets.
IO	Interest Only
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
MXN	Mexican Peso
PHP	Philippines Peso

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Flexible Income

(formerly, Transamerica AEGON Flexible Income)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

VALUATION SUMMARY (all amounts in thousands): '

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	10/31/2012
Asset-Backed Securities	$—	$9,407	$—	$9,407
Common Stock	3,348	—	—	3,348
Convertible Bond	—	1,074	—	1,074
Corporate Debt Securities	—	182,056	—	182,056
Foreign Government Obligations	—	11,036	—	11,036
Loan Assignment	—	1,634	—	1,634
Mortgage-Backed Securities	—	23,961	—	23,961
Municipal Government Obligations	—	3,801	—	3,801
Preferred Corporate Debt Security	—	3,548	—	3,548
Preferred Stocks	4,902	—	—	4,902
Repurchase Agreement	—	3,738	—	3,738
Securities Lending Collateral	33,571	—	—	33,571
U.S. Government Agency Obligation	—	626	—	626
U.S. Government Obligations	—	68,953	—	68,953
Warrant	1,418	—	—	1,418

Total	$43,239	$309,834	$—	$353,073

Level 3 Rollforward—Investment Securities

Securities	Beginning Balance at 10/31/2011		Purchases	Sales			Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) ƒ	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 10/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 10/31/2012 ƒ
Corporate Debt Securities	$	¿	$—	$	(¿	)	$—	$(684)	$684	$—	$—	$—	$—

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 10/31/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 10/31/2012 may be due to an investment no longer held or categorized as Level 3 at period end.
¿	Amount rounds to less than 1.

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Growth Opportunities

(formerly, Transamerica Morgan Stanley Growth Opportunities)

SCHEDULE OF INVESTMENTS

At October 31, 2012

		Value
	Shares	(000’s)
CONVERTIBLE PREFERRED STOCKS—0.1%
Automobiles—0.0% ¥
Better Place ‡ Ə § Δ	666,891	$67
Internet Software & Services—0.1%
Dropbox, Inc. ‡ Ə § Δ	34,602	313

Total Convertible Preferred Stocks (cost $1,980)		380

PREFERRED STOCKS—0.8%
Automobiles—0.0% ¥
Better Place—Series C ‡ Ə § Δ	581,653	58
Internet Software & Services—0.1%
Peixe Urbano, Inc. ‡ Ə § Δ	50,890	356
Software—0.7%
Palantir Technologies, Inc. ‡ Ə § Δ	355,382	1,087
Workday, Inc. ‡ Ə § Δ	70,664	3,085

Total Preferred Stocks (cost $6,341)		4,586

COMMON STOCKS—95.7%
Automobiles—0.5%
Tesla Motors, Inc. ‡ ^	103,734	2,918
Beverages—0.8%
Monster Beverage Corp. ‡	107,499	4,802
Biotechnology—0.7%
Ironwood Pharmaceuticals, Inc.—Class A ‡ ^	348,558	4,054
Capital Markets—0.9%
Greenhill & Co., Inc. ^	109,291	5,215
Chemicals—2.8%
Intrepid Potash, Inc. ‡^	317,441	6,898
Rockwood Holdings, Inc.	209,435	9,613
Commercial Services & Supplies—7.5%
Covanta Holding Corp.	444,939	8,089
Edenred ^	752,113	21,764
Stericycle, Inc. ‡ ^	148,939	14,113
Communications Equipment—3.7%
Motorola Solutions, Inc.	419,022	21,655
Construction Materials—1.3%
Martin Marietta Materials, Inc. ^	90,463	7,446
Diversified Consumer Services—3.3%
New Oriental Education & Technology Group ADR ^	349,638	5,895
Weight Watchers International, Inc. ^	268,509	13,492
Diversified Financial Services—3.9%
IntercontinentalExchange, Inc. ‡	68,908	9,027
MSCI, Inc.—Class A ‡	516,117	13,904
Electric Utilities—3.7%
Brookfield Infrastructure Partners, LP	625,978	21,502
Electrical Equipment—2.6%
First Solar, Inc. ‡ ^	262,267	6,376
Sensata Technologies Holding NV ‡	314,093	8,848
Food Products—3.8%
DE Master Blenders 1753 NV ‡	1,205,269	14,730
Mead Johnson Nutrition Co.—Class A	118,516	7,308
Health Care Equipment & Supplies—5.5%
IDEXX Laboratories, Inc. ‡ ^	130,441	12,548
Intuitive Surgical, Inc. ‡	36,376	19,724
Health Care Providers & Services—1.9%
Qualicorp SA ‡	1,100,864	11,296
Health Care Technology—1.6%
athenahealth, Inc. ‡ ^	148,561	9,551
Hotels, Restaurants & Leisure—1.5%
Dunkin’ Brands Group, Inc.	280,793	8,705
Insurance—2.7%
Progressive Corp.	716,657	15,981
Internet & Catalog Retail—1.0%
Groupon, Inc.—Class A ‡ ^	1,465,302	6,037
Internet Software & Services—9.9%
Akamai Technologies, Inc. ‡	235,570	8,949
Dropbox, Inc. ‡ Ə § Δ	327,298	2,962

		Value
	Shares	(000’s)
Internet Software & Services (continued)
LinkedIn Corp.—Class A ‡	127,318	$13,614
MercadoLibre, Inc. ^	83,931	7,048
SINA Corp. ‡	58,187	3,179
Yandex NV—Class A ‡	616,898	14,361
Youku Tudou, Inc. ADR ‡	408,125	8,081
IT Services—2.4%
Gartner, Inc. ‡	308,682	14,326
Life Sciences Tools & Services—4.5%
Illumina, Inc. ‡ ^	379,527	18,031
Techne Corp.	125,040	8,423
Media—2.2%
McGraw-Hill Cos., Inc.	235,407	13,013
Metals & Mining—0.8%
Lynas Corp., Ltd. ‡ ^	2,367,240	1,794
Molycorp, Inc. ‡ ^	265,094	2,757
Oil, Gas & Consumable Fuels—3.6%
Range Resources Corp.	215,155	14,063
Ultra Petroleum Corp. ‡ ^	303,302	6,918
Pharmaceuticals—1.7%
Valeant Pharmaceuticals International, Inc. ‡	182,279	10,195
Professional Services—7.3%
IHS, Inc.—Class A ‡	122,572	10,344
Intertek Group PLC	344,686	15,680
Verisk Analytics, Inc.—Class A ‡	332,080	16,936
Software—10.3%
Citrix Systems, Inc. ‡	118,426	7,320
FactSet Research Systems, Inc. ^	95,397	8,638
Red Hat, Inc. ‡	155,124	7,627
Salesforce.com, Inc. ‡	106,462	15,542
Solera Holdings, Inc.	300,851	14,083
Workday, Inc.—Class A ‡	71,712	3,478
Zynga, Inc.—Class A ‡	1,415,822	3,186
Textiles, Apparel & Luxury Goods—1.6%
Coach, Inc.	166,277	9,320
Trading Companies & Distributors—1.7%
Fastenal Co.	216,578	9,681

Total Common Stocks (cost $554,289)		561,040

SECURITIES LENDING COLLATERAL—17.9%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.31% ▲	104,881,803	104,882
Total Securities Lending Collateral (cost $104,882)

	Principal	Value
	(000’s)	(000’s)
REPURCHASE AGREEMENT—3.7%
State Street Bank & Trust Co. 0.03% ▲, dated 10/31/2012, to be repurchased at $21,900 on 11/01/2012. Collateralized by U.S. Government Agency Obligations, 3.00%—4.00%, due 08/01/2026—12/01/2026, and with a total value of $22,340.	$21,900	21,900

Total Repurchase Agreement (cost $21,900)

Total Investment Securities (cost $689,392) P		692,788
Other Assets and Liabilities—Net		(106,849)

Net Assets		$585,939

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Growth Opportunities

(formerly, Transamerica Morgan Stanley Growth Opportunities)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

¥	Percentage rounds to less than 0.1%.
Ə	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $7,928, or 1.35% of the fund’s net assets.
‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $102,308.
§	Illiquid. Total aggregate market value of illiquid securities is $7,928, or 1.35% of the fund’s net assets.
▲	Rate shown reflects the yield at 10/31/2012.
P	Aggregate cost for federal income tax purposes is $689,831. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $89,397 and $86,440, respectively. Net unrealized appreciation for tax purposes is $2,957.
Δ	Restricted Security. At 10/31/2012, the fund owned the respective securities which were restricted as to public resale:

		Acquisition			Value as % of
Investment Securities	Description	Date	Cost	Value	Net Assets
Convertible Preferred Stocks	Better Place	01/25/2010	$1,667	$67	0.01%
Convertible Preferred Stocks	Dropbox, Inc.	05/25/2012	313	313	0.05
Preferred Stocks	Better Place—Series C	11/11/2011	2,641	58	0.01
Preferred Stocks	Peixe Urbano, Inc.	12/02/2011	1,675	356	0.06
Preferred Stocks	Palantir Technologies, Inc.	07/19/2012	1,087	1,087	0.19
Preferred Stocks	Workday, Inc.	10/12/2011	937	3,085	0.53
Common Stocks	Dropbox, Inc.	05/01/2012	2,962	2,962	0.50

			$11,282	$7,928	1.35%

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	10/31/2012
Common Stocks	$504,110	$53,968	$2,962	$561,040
Convertible Preferred Stocks	—	—	380	380
Preferred Stocks	—	—	4,586	4,586
Repurchase Agreement	—	21,900	—	21,900
Securities Lending Collateral	104,882	—	—	104,882

Total	$608,992	$75,868	$7,928	$692,788

Level 3 Rollforward—Investment Securities

	Beginning Balance at			Accrued Discounts/	Total Realized	Net Change in Unrealized Appreciation/	Transfers into	Transfers out of	Ending Balance at 10/31/2012	Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at
Securities	10/31/2011	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation) ƒ	Level 3	Level 3	₪	10/31/2012 ƒ
Common Stocks	$4,458	$2,962	$—	$—	$—	$—	$—	$(4,458)	$2,962	—
Convertible Preferred Stocks	1,667	313	—	—	—	(1,600)	—	—	380	(1,600)
Preferred Stocks	3,161	5,403	—	—	—	(1,754)	—	(2,224)	4,586	(1,754)

Total	$9,286	$8,678	$—	$—	$—	$(3,354)	$—	$(6,682)	$7,928	(3,354)

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 10/31/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 10/31/2012 may be due to an investment no longer held or categorized as Level 3 at period end.
₪	Total aggregate market value of Level 3 securities is 1.35% of the fund’s net assets. Quantitative information about significant unobservable inputs used in the fair value measurement are disclosed in the table on the following page.

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Growth Opportunities

(formerly, Transamerica Morgan Stanley Growth Opportunities)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

VALUATION SUMMARY (continued):

Quantitative Information about Significant Unobservable Inputs (Level 3):

							Impact to
	Fair Value						Valuation
	at						from an
Investment	10/31/2012					Weighted	Increase in
Securities	(000’s)	Valuation Technique(s)	Unobservable Input	Range		Average	Input
Common Stock	$2,962	Market Comparable Companies	Enterprise Value / Revenue	6.3x	9.1x	7.7x	Increase
			Discount for Lack of Marketability	10.0%	10.0%	10.0%	Decrease
		Discounted Cash Flow	Weighted Average Cost of Capital	16.0%	20.0%	18.0%	Decrease
			Perpetual Growth Rate	2.0%	3.0%	2.5%	Increase
Convertible Preferred Stocks	380	Asset Approach	Net Tangible Assets	$0.10	$0.10	$0.10	Increase

		Market Comparable Companies	Enterprise Value / Revenue	6.3x	9.1x	7.7x	Increase

		Discounted Cash Flow	Discounted for Lack of Marketability	10.0%	10.0%	10.0%	Decrease
			Weighted Average Cost of Capital	16.0%	20.0%	18.0%	Decrease
			Perpetual Growth Rate	2.0%	30.0%	2.5%	Increase
Preferred Stocks	4,586	Asset Approach	Net Tangible Assets	$0.10	$0.10	$0.10	Increase
		Discount for Illiquidity	Illiquidity discount amortized over the
			lockup period	10.0%	10.0%	10.0%	Decrease
		Market Comparable Companies	Enterprise Value / Revenue	1.3x	21.2x	12.3x	Increase
			Discount for Lack of Marketability	10.0%	15.0%	14.4%	Decrease
		Discounted Cash Flow	Weighted Average Cost of Capital	15.0%	30.0%	18.4%	Decrease
			Perpetual Growth Rate	2.0%	6.0%	2.9%	Increase

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica High Yield Bond

(formerly, Transamerica AEGON High Yield Bond)

SCHEDULE OF INVESTMENTS

At October 31, 2012

	Principal (000’s)	Value (000’s)
CORPORATE DEBT SECURITIES—90.4%
Aerospace & Defense—1.0%
Bombardier, Inc.
7.50%, 03/15/2018—144A	$450	$515
7.75%, 03/15/2020—144A ^	1,300	1,519
Spirit Aerosystems, Inc.
6.75%, 12/15/2020	920	957
7.50%, 10/01/2017	1,945	2,067
Triumph Group, Inc.
8.63%, 07/15/2018	2,000	2,244
Airlines—1.1%
Continental Airlines Pass-Through Trust
Series 2007-1, Class B
6.90%, 04/19/2022	2,162	2,308
Series 2012-2, Class B
5.50%, 10/29/2020	1,080	1,127
Delta Air Lines, Inc., Pass-Through Trust
Series 2010-1, Class B
6.38%, 01/02/2016	1,180	1,215
Series 2010-2, Class B
6.75%, 11/23/2015	1,325	1,378
U.S. Airways Pass-Through Trust
Series 2010-1, Class A
6.25%, 04/22/2023	1,806	1,933
Automobiles—0.9%
Chrysler Group LLC / CG Co.-Issuer, Inc.
8.00%, 06/15/2019	2,518	2,678
8.25%, 06/15/2021 ^	1,070	1,144
General Motors Corp. (Escrow Shares)
7.20%, 01/15/2049 Ə	2,825	¿
Jaguar Land Rover PLC
7.75%, 05/15/2018—144A	650	692
8.13%, 05/15/2021—144A	1,660	1,789
Beverages—1.7%
Constellation Brands, Inc.
7.25%, 09/01/2016 ^	4,650	5,371
7.25%, 05/15/2017	1,050	1,236
Cott Beverages, Inc.
8.13%, 09/01/2018	1,445	1,604
8.38%, 11/15/2017 ^	3,370	3,690
Building Products—2.7%
Associated Materials LLC / AMH New Finance, Inc.
9.13%, 11/01/2017 ^	4,782	4,734
Euramax International, Inc.
9.50%, 04/01/2016	4,484	4,125
Ply Gem Industries, Inc.
8.25%, 02/15/2018 ^	8,197	8,750
9.38%, 04/15/2017—144A	1,330	1,397
Capital Markets—0.2%
Morgan Stanley
4.88%, 11/01/2022 ^	1,650	1,668
Chemicals—1.5%
Huntsman International LLC
8.63%, 03/15/2020	1,600	1,804
8.63%, 03/15/2021 ^	1,790	2,036
Momentive Performance Materials, Inc.
10.00%, 10/15/2020—144A ^	540	518

	Principal (000’s)	Value (000’s)
Chemicals (continued)
MPM Escrow LLC / MPM Finance Escrow Corp.
8.88%, 10/15/2020—144A	$3,210	$3,146
NOVA Chemicals Corp.
8.63%, 11/01/2019	2,650	3,001
Commercial Banks—0.6%
CIT Group, Inc.
4.25%, 08/15/2017	1,500	1,539
5.00%, 05/15/2017—08/15/2022	2,260	2,350
5.25%, 03/15/2018	583	619
Commercial Services & Supplies—2.7%
Ceridian Corp.
8.88%, 07/15/2019—144A ^	5,306	5,624
11.25%, 11/15/2015 ^	3,330	3,247
12.25%, 11/15/2015 Ω	892	877
EnergySolutions, Inc. / EnergySolutions LLC
10.75%, 08/15/2018	2,920	2,708
HDTFS, Inc.
5.88%, 10/15/2020—144A ^	663	670
KAR Auction Services, Inc.
4.31%, 05/01/2014 *	1,925	1,925
United Rentals North America, Inc.
6.13%, 06/15/2023	700	709
UR Merger Sub Corp.
7.38%, 05/15/2020—144A	1,884	2,039
8.25%, 02/01/2021	850	939
Computers & Peripherals—0.7%
Seagate HDD Cayman
6.88%, 05/01/2020	4,371	4,557
Construction & Engineering—0.8%
K. Hovnanian Enterprises, Inc.
7.25%, 10/15/2020—144A	1,990	2,100
7.50%, 05/15/2016	503	479
8.63%, 01/15/2017	1,146	1,097
9.13%, 11/15/2020—144A	2,017	2,098
Consumer Finance—3.0%
Ally Financial, Inc.
4.63%, 06/26/2015	1,390	1,444
5.50%, 02/15/2017	3,928	4,157
6.75%, 12/01/2014 ^	2,350	2,532
Springleaf Finance Corp.
5.40%, 12/01/2015	1,040	972
6.90%, 12/15/2017 ^	13,255	11,664
Containers & Packaging—1.9%
Graphic Packaging International, Inc.
7.88%, 10/01/2018	3,150	3,481
9.50%, 06/15/2017	1,300	1,420
Packaging Dynamics Corp.
8.75%, 02/01/2016—144A	3,110	3,273
Sealed Air Corp.
8.13%, 09/15/2019—144A	2,340	2,556
Tekni-Plex, Inc.
9.75%, 06/01/2019—144A	2,252	2,410
Diversified Consumer Services—0.6%
Service Corp., International
6.75%, 04/01/2015—04/01/2016	860	949
7.00%, 06/15/2017—05/15/2019	2,800	3,128
Diversified Financial Services—3.7%
Bank of America Corp.—Series K
8.00%, 01/30/2018 * ž	2,951	3,287

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica High Yield Bond

(formerly, Transamerica AEGON High Yield Bond)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal (000’s)	Value (000’s)
Diversified Financial Services (continued)
Citigroup, Inc.
5.95%, 01/30/2023 * ž	$3,450	$3,555
CNH Capital LLC
3.88%, 11/01/2015—144A	414	424
Ford Motor Credit Co., LLC
5.00%, 05/15/2018	950	1,048
General Motors Financial Co., Inc.
4.75%, 08/15/2017—144A ^	1,884	1,929
International Lease Finance Corp.
8.63%, 09/15/2015	5,500	6,192
JPMorgan Chase & Co.—Series 1
7.90%, 04/30/2018 * ž	2,780	3,202
Marina District Finance Co., Inc.
9.50%, 10/15/2015 ^	2,044	2,067
Nuveen Investments, Inc.
9.13%, 10/15/2017—144A	990	989
9.50%, 10/15/2020—144A	1,980	1,995
Rivers Pittsburgh Borrower, LP/Rivers Pittsburgh Finance Corp.
9.50%, 06/15/2019—144A	970	1,048
Diversified Telecommunication Services—6.6%
Cincinnati Bell, Inc.
8.38%, 10/15/2020 ^	3,639	3,912
Frontier Communications Corp.
9.00%, 08/15/2031	7,849	8,378
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	2,225	2,381
7.63%, 06/15/2021	1,050	1,168
Intelsat Jackson Holdings SA
8.50%, 11/01/2019	1,320	1,482
Level 3 Communications, Inc.
8.88%, 06/01/2019—144A ^	300	315
Level 3 Financing, Inc.
8.13%, 07/01/2019 §	6,440	6,875
PAETEC Holding Corp.
8.88%, 06/30/2017	4,065	4,380
Sprint Capital Corp.
8.75%, 03/15/2032	6,192	7,306
Wind Acquisition Finance SA
7.25%, 02/15/2018—144A	2,130	2,077
11.75%, 07/15/2017—144A	500	488
Windstream Corp.
7.50%, 04/01/2023	5,139	5,409
7.75%, 10/15/2020	2,441	2,630
Electric Utilities—3.0%
Elwood Energy LLC
8.16%, 07/05/2026	4,517	4,625
Homer City Funding LLC
8.14%, 10/01/2019 Џ	1,260	1,379
8.73%, 10/01/2026 Џ	6,075	6,653
InterGen NV
9.00%, 06/30/2017—144A	2,000	1,895
LSP Energy, LP / LSP Batesville Funding Corp.
7.16%, 01/15/2014 Ə Џ	1,666	1,666
8.16%, 07/15/2025 Ə Џ	750	750
Red Oak Power LLC—Series B
9.20%, 11/30/2029	3,440	3,732
Electrical Equipment—0.3%
Belden, Inc.
5.50%, 09/01/2022—144A	2,000	2,035

	Principal (000’s)	Value (000’s)
Electronic Equipment & Instruments—0.7%
NXP BV / NXP Funding LLC
9.75%, 08/01/2018—144A	$3,925	$4,582
Energy Equipment & Services—2.6%
Drill Rigs Holdings, Inc.
6.50%, 10/01/2017—144A	752	748
NuStar Logistics, LP
4.80%, 09/01/2020	3,020	2,957
7.90%, 04/15/2018	4,101	4,656
Regency Energy Partners, LP / Regency Energy Finance Corp.
6.88%, 12/01/2018	1,823	1,960
Seadrill, Ltd.
5.63%, 09/15/2017—144A	1,750	1,750
Stallion Oilfield Holdings, Ltd.
10.50%, 02/15/2015	5,655	6,023
Food & Staples Retailing—1.2%
Rite Aid Corp.
7.50%, 03/01/2017	2,000	2,055
7.70%, 02/15/2027	721	595
10.25%, 10/15/2019	1,575	1,799
10.38%, 07/15/2016 ^	3,400	3,587
Food Products—1.2%
Dole Food Co., Inc.
8.00%, 10/01/2016—144A	4,170	4,352
Harmony Foods Corp.
10.00%, 05/01/2016—144A	571	608
Post Holdings, Inc.
7.38%, 02/15/2022—144A ^	1,920	2,038
Simmons Foods, Inc.
10.50%, 11/01/2017—144A	1,497	1,276
Gas Utilities—0.2%
Star Gas Partners, LP / Star Gas Finance Co.
8.88%, 12/01/2017	1,046	1,088
Health Care Equipment & Supplies—1.4%
Accellent, Inc.
10.00%, 11/01/2017	975	746
Biomet, Inc.
6.50%, 08/01/2020—144A	3,518	3,632
Hologic, Inc.
6.25%, 08/01/2020—144A	2,811	2,980
Kinetic Concepts, Inc. / KCI USA, Inc.
10.50%, 11/01/2018—144A	2,479	2,640
Health Care Providers & Services—6.0%
CHS/Community Health Systems, Inc.
7.13%, 07/15/2020	2,490	2,633
8.00%, 11/15/2019	7,900	8,521
DaVita, Inc.
6.38%, 11/01/2018 ^	4,500	4,804
Fresenius Medical Care U.S. Finance II, Inc.
5.63%, 07/31/2019—144A	2,525	2,658
5.88%, 01/31/2022—144A	700	745
GCB U.S. Oncology, Inc. (Escrow Shares)
08/15/2017	4,970	112
HCA Holdings, Inc.
7.75%, 05/15/2021 ^	1,499	1,615
HCA, Inc.
6.50%, 02/15/2020	1,300	1,437
7.50%, 02/15/2022	6,074	6,787
7.88%, 02/15/2020	2,750	3,073

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica High Yield Bond

(formerly, Transamerica AEGON High Yield Bond)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal (000’s)	Value (000’s)
Health Care Providers & Services (continued)
HealthSouth Corp.
7.75%, 09/15/2022	$4,574	$5,009
LifePoint Hospitals, Inc.
6.63%, 10/01/2020 ^	4,200	4,536
Hotels, Restaurants & Leisure—6.4%
Ameristar Casinos, Inc.
7.50%, 04/15/2021—144A	372	398
7.50%, 04/15/2021 ^	4,275	4,574
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/2018	3,725	2,328
12.75%, 04/15/2018	6,500	4,713
CityCenter Holdings LLC / CityCenter Finance Corp.
10.75%, 01/15/2017 ^	1,749	1,849
GWR Operating Partnership LLP
10.88%, 04/01/2017	5,465	6,230
Mashantucket Western Pequot Tribe
8.50%, 11/15/2015—144A Џ ‡	6,600	792
MGM Resorts International
10.00%, 11/01/2016 ^	3,575	4,076
11.38%, 03/01/2018	7,814	9,182
Royal Caribbean Cruises, Ltd.
7.25%, 06/15/2016 ^	1,475	1,667
Seneca Gaming Corp.
8.25%, 12/01/2018—144A	1,000	1,054
Viking Cruises, Ltd.
8.50%, 10/15/2022—144A	2,071	2,138
WMG Acquisition Corp.
6.00%, 01/15/2021—144A	2,918	2,925
Wynn Las Vegas LLC
7.75%, 08/15/2020 ^	2,502	2,808
Household Durables—3.8%
Beazer Homes USA, Inc.
6.63%, 04/15/2018—144A	3,100	3,317
9.13%, 06/15/2018	5,310	5,570
Jarden Corp.
7.50%, 05/01/2017—01/15/2020	4,512	4,991
KB Home
9.10%, 09/15/2017	3,816	4,398
Meritage Homes Corp.
7.15%, 04/15/2020	3,646	3,992
Standard Pacific Corp.
8.38%, 05/15/2018 ^	675	786
8.38%, 01/15/2021	2,725	3,161
Household Products—1.1%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.75%, 10/15/2020—144A	745	752
6.88%, 02/15/2021	300	319
7.13%, 04/15/2019	5,923	6,308
Independent Power Producers & Energy Traders—2.1%
Calpine Corp.
7.25%, 10/15/2017—144A	4,365	4,626
7.88%, 07/31/2020—144A	1,725	1,889
Edison Mission Energy
7.20%, 05/15/2019	3,650	1,789
NRG Energy, Inc.
7.63%, 05/15/2019	1,950	2,077
7.88%, 05/15/2021	2,250	2,464
8.25%, 09/01/2020 ^	1,900	2,095

	Principal (000’s)	Value (000’s)
Insurance—1.6%
Genworth Financial, Inc.
6.15%, 11/15/2066 *	$3,584	$2,455
Lincoln National Corp.
7.00%, 05/17/2066 *^	8,350	8,559
IT Services—1.4%
SunGard Data Systems, Inc.
6.63%, 11/01/2019—144A	1,000	1,009
7.38%, 11/15/2018	2,275	2,448
7.63%, 11/15/2020 ^	4,960	5,388
Unisys Corp.
6.25%, 08/15/2017 ^	758	792
Media—7.4%
Cablevision Systems Corp.
7.75%, 04/15/2018 ^	2,225	2,473
8.63%, 09/15/2017	3,745	4,372
CCO Holdings LLC / CCO Holdings Capital Corp.
6.50%, 04/30/2021 ^	800	850
7.00%, 01/15/2019	2,500	2,688
7.25%, 10/30/2017 ^	2,500	2,731
7.38%, 06/01/2020 ^	1,500	1,680
7.88%, 04/30/2018 ^	450	486
Cequel Communications Escrow 1 LLC / Cequel Communications Escrow Capital Corp.
6.38%, 09/15/2020—144A	755	764
Cequel Communications Holdings I LLC / Cequel Capital Corp.
8.63%, 11/15/2017—144A	3,000	3,210
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/2020 ^	5,851	5,573
9.25%, 12/15/2017	475	509
Clear Channel Worldwide Holdings, Inc. Series A
7.63%, 03/15/2020	500	471
Clear Channel Worldwide Holdings, Inc. Series B
9.25%, 12/15/2017	6,250	6,703
DISH DBS Corp.
4.63%, 07/15/2017	5,072	5,231
5.88%, 07/15/2022	983	1,032
7.13%, 02/01/2016	1,000	1,118
7.75%, 05/31/2015 ^	468	527
7.88%, 09/01/2019	1,700	1,993
Nara Cable Funding, Ltd.
8.88%, 12/01/2018—144A	1,510	1,427
ONO Finance II PLC
10.88%, 07/15/2019—144A	1,500	1,305
Univision Communications, Inc.
7.88%, 11/01/2020—144A	2,915	3,090
8.50%, 05/15/2021—144A ^	3,985	4,005
Metals & Mining—0.7%
AK Steel Corp.
8.38%, 04/01/2022 ^	2,467	2,085
American Gilsonite Co.
11.50%, 09/01/2017—144A	565	588
FMG Resources August 2006 Pty, Ltd.
8.25%, 11/01/2019—144A ^	2,490	2,489
Multiline Retail—0.7%
JC Penney Corp., Inc.
7.13%, 11/15/2023 ^	3,375	3,312
7.40%, 04/01/2037	1,350	1,286

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica High Yield Bond

(formerly, Transamerica AEGON High Yield Bond)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal (000’s)	Value (000’s)
Oil, Gas & Consumable Fuels—6.1%
Chesapeake Energy Corp.
6.63%, 08/15/2020 §	$2,035	$2,137
Connacher Oil and Gas, Ltd.
8.50%, 08/01/2019—144A ^	1,680	1,382
CONSOL Energy, Inc.
6.38%, 03/01/2021 ^	540	537
8.00%, 04/01/2017 ^	750	793
8.25%, 04/01/2020 ^	2,000	2,120
Continental Resources, Inc.
7.13%, 04/01/2021	650	731
8.25%, 10/01/2019	2,460	2,774
El Paso LLC
7.25%, 06/01/2018	5,475	6,322
Energy Transfer Equity, LP
7.50%, 10/15/2020 ^	5,121	5,825
Kinder Morgan Finance Co., ULC
5.70%, 01/05/2016	2,160	2,365
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019—144A ^	2,300	2,300
7.75%, 02/01/2021	1,740	1,857
8.63%, 04/15/2020	2,340	2,559
Newfield Exploration Co.
5.63%, 07/01/2024	677	723
6.88%, 02/01/2020	1,238	1,340
7.13%, 05/15/2018	295	310
Plains Exploration & Production Co.
6.13%, 06/15/2019	1,960	1,955
6.50%, 11/15/2020 ^	2,118	2,118
6.75%, 02/01/2022	1,215	1,221
SM Energy Co.
6.50%, 11/15/2021—01/01/2023	2,890	3,037
Paper & Forest Products—0.5%
Ainsworth Lumber Co., Ltd.
11.00%, 07/29/2015—144A	1,044	1,016
Boise Cascade LLC/Boise Cascade Finance Corp.
6.38%, 11/01/2020—144A ^	2,698	2,738
Pharmaceuticals—1.3%
Mylan, Inc.
6.00%, 11/15/2018—144A	2,355	2,507
7.88%, 07/15/2020—144A	1,695	1,913
Valeant Pharmaceuticals International, Inc.
6.75%, 08/15/2021—144A ^	2,170	2,306
6.88%, 12/01/2018—144A	1,100	1,173
7.00%, 10/01/2020—144A	900	969
Real Estate Investment Trusts—1.1%
Entertainment Properties Trust
5.75%, 08/15/2022	2,686	2,815
Host Hotels & Resorts, LP
5.88%, 06/15/2019	700	770
6.00%, 10/01/2021	3,000	3,480
9.00%, 05/15/2017	450	488
Real Estate Management & Development—1.0%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/2018—144A ^	3,415	3,518
Realogy Corp.
11.50%, 04/15/2017 §	2,890	3,121
Road & Rail—1.8%
Aviation Capital Group Corp.
6.75%, 04/06/2021—144A	2,497	2,594
7.13%, 10/15/2020—144A	1,255	1,319

	Principal (000’s)	Value (000’s)
Road & Rail (continued)
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
8.25%, 01/15/2019 ^	$1,035	$1,129
9.75%, 03/15/2020	3,605	4,105
Hertz Corp.
6.75%, 04/15/2019 ^	2,000	2,123
7.50%, 10/15/2018	900	977
Semiconductors & Semiconductor Equipment—0.8%
Freescale Semiconductor, Inc.
9.25%, 04/15/2018—144A	2,900	3,103
10.13%, 03/15/2018—144A	2,138	2,309
Software—1.6%
First Data Corp.
6.75%, 11/01/2020—144A	3,650	3,650
8.75%, 01/15/2022—144A ^	2,717	2,744
12.63%, 01/15/2021	4,418	4,562
Specialty Retail—1.0%
Brookstone Co., Inc.
13.00%, 10/15/2014—144A	1,570	1,450
Claire’s Stores, Inc.
9.00%, 03/15/2019—144A	3,628	3,788
9.25%, 06/01/2015	135	122
9.63%, 06/01/2015	1,968	1,788
Textiles, Apparel & Luxury Goods—1.6%
Jones Group, Inc.
6.13%, 11/15/2034	6,897	5,803
Levi Strauss & Co.
6.88%, 05/01/2022 ^	3,985	4,139
PVH Corp.
7.38%, 05/15/2020 ^	1,175	1,316
Tobacco—0.1%
North Atlantic Trading Co.
11.50%, 07/15/2016—144A	370	374
Wireless Telecommunication Services—2.0%
Cricket Communications, Inc.
7.75%, 05/15/2016	3,508	3,710
7.75%, 10/15/2020 ^	2,257	2,328
SBA Communications Corp.
5.63%, 10/01/2019—144A	575	584
Sprint Nextel Corp.
8.38%, 08/15/2017 ^	6,040	7,006

Total Corporate Debt Securities (cost $607,058)		629,643

STRUCTURED NOTES DEBT—0.8%
Commercial Banks—0.8%
Goldman Sachs Capital II
4.00%, 06/01/2043 *	6,795	5,371
Total Structured Notes Debt (cost $4,603)

LOAN ASSIGNMENTS—0.7%
Communications Equipment—0.1%
Sorenson Communications, Inc.
6.00%, 08/16/2013 * §	952	935
Diversified Telecommunication Services—0.4%
Level 3 Financing, Inc.
4.75%, 02/01/2016 *	2,600	2,631
Oil, Gas & Consumable Fuels—0.1%
Chesapeake Energy Corp.
8.50%, 12/01/2017 *	610	610

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica High Yield Bond

(formerly, Transamerica AEGON High Yield Bond)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal (000’s)	Value (000’s)
Real Estate Management & Development—0.1%
Realogy Corp.
—, 10/10/2016 * ь	$900	$897

Total Loan Assignments (cost $4,997)		5,073

	Shares	Value (000’s)
PREFERRED STOCKS—2.3%
Consumer Finance—1.1%
Ally Financial, Inc., 7.00%—144A	3,053	2,942
Ally Financial, Inc., 8.50% *	199,750	5,004
Diversified Financial Services—0.5%
GMAC Capital Trust I, 8.13% *	132,475	3,463
Insurance—0.7%
Hartford Financial Services Group, Inc.,
7.88% * ‡ ^	164,681	4,672

Total Preferred Stocks (cost $13,646)		16,081

COMMON STOCKS—1.1%
Automobiles—0.1%
General Motors Co. ‡ ^	11,558	295
Motors Liquidation Co. GUC Trust ‡	2,901	58
Independent Power Producers & Energy Traders—0.8%
Dynegy, Inc. ‡ ^	341,179	6,379
IT Services—0.2%
Unisys Corp. ‡ ^	61,972	1,057

Total Common Stocks (cost $13,045)		7,789

	Shares	Value (000’s)
WARRANTS—0.0% ¥
Automobiles—0.0% ¥
General Motors Co. ‡
Expiration: 07/10/2019
Exercise Price: $18.33	203	$2
General Motors Co. ‡
Expiration: 07/10/2016
Exercise Price: $10.00	203	3

Total Warrants (cost $—)		5

SECURITIES LENDING COLLATERAL—15.0%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.31% ▲	104,412,013	104,412
Total Securities Lending Collateral (cost $104,412)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—5.0%
State Street Bank & Trust Co. 0.03% ▲, dated 10/31/2012, to be repurchased at $34,635 on 11/01/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 08/01/2026, and with a value of $35,329.	$34,635	34,635

Total Repurchase Agreement (cost $34,635)
Total Investment Securities (cost $782,396) P		803,009
Other Assets and Liabilities—Net		(106,586)

Net Assets		$696,423

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $102,073.
Ə	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $2,416, or 0.35% of the fund’s net assets.
*	Floating or variable rate note. Rate is listed as of 10/31/2012.
ž	The security has a perpetual maturity. The date shown is the next call date.
Џ	In default.
‡	Non-income producing security.
¥	Percentage rounds to less than 0.1%.
▲	Rate shown reflects the yield at 10/31/2012.
Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.
¿	Amount rounds to less than 1.
§	Illiquid. Total aggregate market value of illiquid securities is $13,068, or 1.88% of the fund’s net assets.
ь	All or a portion of this security represents unsettled loan commitment at 10/31/2012 where the rate will be determined at time of settlement.
P	Aggregate cost for federal income tax purposes is $782,498. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $37,794 and 17,283, respectively. Net unrealized appreciation for tax purposes is $20,511.

DEFINITION (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 10/31/2012, these securities aggregated $152,007, or 21.83% of the fund’s net assets.

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica High Yield Bond

(formerly, Transamerica AEGON High Yield Bond)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/2012
Common Stocks	$7,789	$—	$—	$7,789
Corporate Debt Securities	—	629,643	¿	629,643
Loan Assignments	—	5,073	—	5,073
Preferred Stocks	16,081	—	—	16,081
Repurchase Agreement	—	34,635	—	34,635
Securities Lending Collateral	104,412	—	—	104,412
Structured Notes Debt	—	5,371	—	5,371
Warrants	5	—	—	5

Total	$128,287	$674,722	$—	$803,009

Level 3 Rollforward—Investment Securities

Securities	Beginning Balance at 10/31/2011		Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) ƒ	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 10/31/2012 ₪		Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 10/31/2012 ƒ
Corporate Debt Securities	$	¿	$—	$—	$—	$—	$—	$—	$—	$	¿	$—

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 10/31/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 10/31/2012 may be due to an investment no longer held or categorized as Level 3 at period end.
₪	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica International Bond

(formerly, Transamerica JPMorgan International Bond)

SCHEDULE OF INVESTMENTS

At October 31, 2012

	Principal (000’s)	Value (000’s)
FOREIGN GOVERNMENT OBLIGATIONS—72.9%
Australia—1.4%
New South Wales Treasury Corp.
5.50%, 03/01/2017	AUD2,450	$2,782
Austria—1.7%
Austria Government Bond
3.20%, 02/20/2017—144A	EUR2,330	3,339
Belgium—2.9%
Belgium Government Bond
4.00%, 03/28/2018	2,470	3,646
4.25%, 09/28/2021	1,350	2,033
Brazil—1.4%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/2013	BRL5,480	2,708
Canada—4.6%
Canadian Government Bond
2.50%, 06/01/2015	CAD900	933
3.25%, 06/01/2021	5,670	6,394
5.00%, 06/01/2037	590	874
5.75%, 06/01/2033	383	596
Denmark—1.0%
Denmark Government Bond
4.00%, 11/15/2019	DKK9,050	1,909
France—7.3%
Caisse d’Amortissement de la Dette Sociale
3.75%, 09/08/2014	GBP1,000	1,697
3.75%, 10/25/2020	EUR1,220	1,789
France Government Bond O.A.T.
3.00%, 04/25/2022	EUR4,100	5,700
4.50%, 04/25/2041	1,600	2,591
5.75%, 10/25/2032	1,368	2,510
Germany—8.3%
Bundesrepublik Deutschland
1.75%, 07/04/2022	8,700	11,588
4.00%, 01/04/2037	2,600	4,462
Italy—8.3%
Italy Buoni Poliennali del Tesoro
4.00%, 09/01/2020—02/01/2037	8,525	10,365
4.25%, 08/01/2014	2,500	3,346
5.25%, 08/01/2017	1,800	2,487
Japan—20.4%
10-Year Japan Government Bond
1.10%, 06/20/2021	JPY330,000	4,298
Japan Government Bond
1.30%, 03/20/2015	1,024,000	13,191
2.10%, 12/20/2026—09/20/2028	799,900	11,067
2.20%, 09/20/2039—03/20/2041	812,000	10,821
Mexico—0.5%
United Mexican States
9.50%, 12/18/2014	MXN11,000	916
Netherlands—2.5%
Netherlands Government Bond
3.25%, 07/15/2015—07/15/2021—144A	EUR2,160	3,107
3.75%, 01/15/2042—144A	335	548
4.50%, 07/15/2017—144A	560	852
5.50%, 01/15/2028—144A	175	322
Spain—4.1%
Spain Government Bond
3.00%, 04/30/2015	1,300	1,670
3.15%, 01/31/2016	500	636
4.60%, 07/30/2019	3,030	3,851
4.90%, 07/30/2040	710	738
5.50%, 07/30/2017	750	1,017

	Principal (000’s)	Value (000’s)
Supranational—3.5%
European Investment Bank
3.13%, 10/15/2015	EUR1,900	$2,662
4.25%, 10/15/2014	2,875	4,022
Sweden—1.2%
Sweden Government Bond
4.50%, 08/12/2015	SEK14,000	2,322
United Kingdom—3.8%
United Kingdom Gilt
4.25%, 06/07/2032	GBP615	1,222
4.50%, 12/07/2042	3,030	6,211

Total Foreign Government Obligations (cost $135,372)		141,222

MORTGAGE-BACKED SECURITY—1.4%
Spain—1.4%
Union de Creditos Inmobiliarios
Series 15, Class A—Reg S
0.39%, 12/18/2048 * §	EUR3,401	2,773
Total Mortgage-Backed Security (cost $4,617)
CORPORATE DEBT SECURITIES—21.9%
Australia—2.1%
Commonwealth Bank of Australia
2.63%, 01/12/2017—Reg S	1,400	1,939
Suncorp-Metway, Ltd.
4.00%, 01/16/2014	GBP1,290	2,164
Canada—0.4%
Toronto-Dominion Bank
5.38%, 05/14/2015	EUR600	866
Finland—1.1%
Nordea Bank Finland PLC
2.25%, 11/16/2015	1,600	2,174
France—2.4%
BNP Paribas Home Loan SFH
3.38%, 01/12/2017	1,600	2,278
Cie de Financement Foncier SA
4.75%, 06/25/2015 ^	1,600	2,286
Germany—3.8%
KFW
2.05%, 02/16/2026	JPY99,000	1,381
2.60%, 06/20/2037	112,000	1,609
5.50%, 12/07/2015	GBP2,350	4,338
Netherlands—4.1%
Fortis Bank Nederland NV
3.38%, 05/19/2014	EUR2,200	2,989
ING Bank NV
3.00%, 09/30/2014	1,550	2,105
LeasePlan Corp. NV
3.25%, 05/22/2014	2,050	2,779
Norway—2.1%
Sparebank 1 Boligkreditt AS
2.50%, 06/23/2015	1,500	2,042
Sparebanken Vest Boligkreditt AS
2.50%, 06/09/2015	1,400	1,898
Sweden—1.4%
Stadshypotek AB
2.75%, 04/30/2015	2,000	2,735
Switzerland—1.2%
Credit Suisse AG
2.63%, 12/01/2015	1,700	2,341
United Kingdom—3.3%
Abbey National Treasury Services PLC
3.38%, 06/08/2015	1,250	1,726

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica International Bond

(formerly, Transamerica JPMorgan International Bond)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal (000’s)	Value (000’s)
United Kingdom (continued)
Bank of Scotland PLC
4.75%, 01/26/2015	EUR800	$1,132
Barclays Bank PLC
3.63%, 04/13/2016	1,400	1,992
Royal Bank of Scotland PLC
4.00%, 03/15/2016—Reg S	1,150	1,644

Total Corporate Debt Securities (cost $41,395)		42,418

SECURITIES LENDING COLLATERAL—1.1%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.31% 	2,223,150	2,223
Total Securities Lending Collateral (cost $2,223)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—1.9%
State Street Bank & Trust Co. 0.03% , dated 10/31/2012, to be repurchased at $3,685 on 11/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $3,763.	$3,685	$3,685

Total Repurchase Agreement (cost $34,635)
Total Investment Securities (cost $187,292) P		192,321
Other Assets and Liabilities—Net		1,459

Net Assets		$193,780

INVESTMENTS BY INDUSTRY (unaudited):	Percentage of Total Investment Securities	Value (000’s)
Foreign Government Obligations	73.4%	$141,222
Commercial Banks	16.1	30,958
Diversified Financial Services	4 .8	9,296
Mortgage-Backed Security	1 .5	2,773
Insurance	1 .1	2,164

Investment Securities, at Value	96.9	186,413
Short-Term Investments	3 .1	5,908

Total Investments	100.0%	$192,321

FUTURES CONTRACTS: g

Description	Type	Contracts	Expiration Date	Unrealized Appreciation (Depreciation) (000’s)
10-Year Government of Canada Bond	Short	(38)	12/18/2012	$(40)
10-Year Japan Government Bond	Long	23	12/11/2012	91
3-Year Australian Treasury Bond	Long	4	12/17/2012	♦
German Euro BOBL	Short	(24)	12/06/2012	(♦ )
German Euro Bund	Short	(98)	12/06/2012	68
German Euro Schatz	Short	(223)	12/06/2012	41
U.K. Long Gilt Bond	Long	51	12/27/2012	(91)

				$69

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
AUD	BCLY	324	12/06/2012	$333	$2
AUD	GSC	(2,553)	12/06/2012	(2,639)	(3)
BRL	CITI	(6,494)	12/06/2012	(3,172)	(10)
CAD	TDB	(1,123)	12/06/2012	(1,143)	20
DKK	RBS	(1,950)	12/06/2012	(338)	(1)
EUR	BNP	2,300	12/06/2012	2,969	13
EUR	CITI	(36,097)	12/06/2012	(46,674)	(129)
EUR	CITI	(338)	12/06/2012	(437)	(1)
EUR	DUB	(212)	12/06/2012	(274)	(♦ )
GBP	SSB	3,681	12/06/2012	5,959	(20)
JPY	GSC	3,678,035	12/06/2012	47,409	(1,321)
JPY	UBS	(99,643)	12/06/2012	(1,269)	20
JPY	UBS	99,404	12/06/2012	1,240	6
JPY	UBS	108,709	12/06/2012	1,363	(1)
MXN	GSC	(12,567)	12/06/2012	(972)	16
NOK	RBC	(1,746)	12/06/2012	(306)	♦
NOK	RBS	6,783	12/06/2012	1,187	1
NOK	CSFB	(1,584)	12/06/2012	(275)	(3)
NZD	WBC	3,652	12/06/2012	3,026	(30)
SEK	RBS	(15,145)	12/06/2012	(2,314)	34

					$(1,407)

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica International Bond

(formerly, Transamerica JPMorgan International Bond)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

FORWARD FOREIGN CROSS CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
AUD	SSB	592	12/06/2012	$614	$(1)
NOK	SSB	(3,453)	12/06/2012	(614)	9
AUD	RBC	1,355	12/06/2012	1,406	(4)
CAD	RBC	(1,385)	12/06/2012	(1,406)	20
AUD	DUB	1,379	12/06/2012	1,407	20
NZD	DUB	(1,728)	12/06/2012	(1,407)	(10)
AUD	UBS	1,433	12/06/2012	1,466	17
NZD	UBS	(1,806)	12/06/2012	(1,466)	(16)
EUR	DUB	1,042	12/06/2012	1,365	(13)
CAD	DUB	(1,349)	12/06/2012	(1,365)	15
EUR	UBS	1,163	12/06/2012	1,515	(7)
CAD	UBS	(1,498)	12/06/2012	(1,515)	16
EUR	DUB	1,169	12/06/2012	1,504	12
GBP	DUB	(934)	12/06/2012	(1,504)	(3)
JPY	CITI	27,737	12/06/2012	346	2
EUR	CITI	(268)	12/06/2012	(346)	(2)
MXN	UBS	12,567	12/06/2012	990	(34)
EUR	UBS	(753)	12/06/2012	(990)	14

					$35

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of 10/31/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received) Pledged (000’s)	Net Exposures (1) (000’s)
BCLY	$2	$—	$2
BNP	13	—	13
CITI	(140)	—	(140)
CSFB	(3)	—	(3)
DUB	21	—	21
GSC	(1,308)	—	(1,308)
RBC	16	—	16
RBS	34	—	34
SSB	(12)	—	(12)
TDB	20	—	20
UBS	12	—	12

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

*	Floating or variable rate note. Rate is listed as of 10/31/2012.
§	Illiquid. Total aggregate market value of illiquid securities is $2,773, or 1.43% of the fund’s net assets.
^	All or a portion of this security is on loan. The value of all securities on loan is $2,180.
	Rate shown reflects the yield at 10/31/2012.
g	Cash, in the amount of $1,098, has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
♦	Amount rounds to less than 1.
P	Aggregate cost for federal income tax purposes is $187,374. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $9,259 and $4,312, respectively. Net unrealized appreciation for tax purposes is $4,947.

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica International Bond

(formerly, Transamerica JPMorgan International Bond)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 10/31/2012, these securities aggregated $8,168, or 4.22% of the fund’s net assets.
BCLY	Barclays Bank PLC
BNP	BNP Paribas Bank
CITI	Citigroup, Inc.
CSFB	Credit Suisse First Boston
DUB	Deutsche Bank AG
GSC	Goldman Sachs & Co.
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland Group PLC
SSB	State Street Bank
TDB	Toronto Dominion Bank
UBS	UBS Warburg LLC
WBC	Westpac Banking Corporation

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/2012
Corporate Debt Securities	$—	$42,418	$—	$42,418
Foreign Government Obligations	—	141,222	—	141,222
Mortgage-Backed Security	—	2,773	—	2,773
Repurchase Agreement	—	3,685	—	3,685
Securities Lending Collateral	2,223	—	—	2,223

Total	$2,223	$190,098	$—	$192,321

Other Financial Instruments ₣	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/2012
Futures Contracts—Appreciation	$200	$—	$—	$200
Futures Contracts—Depreciation	(131)	—	—	(131)
Forward Foreign Cross Currency Contracts—Appreciation	—	125	—	125
Forward Foreign Cross Currency Contracts—Depreciation	—	(90)	—	(90)
Forward Foreign Currency Contracts—Appreciation	—	112	—	112
Forward Foreign Currency Contracts—Depreciation	—	(1,519)	—	(1,519)

Total	$69	$(1,372)	$—	$(1,303)

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 10/31/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica International Equity

(formerly, Transamerica TS&W International Equity)

SCHEDULE OF INVESTMENTS

At October 31, 2012

		Value
	Shares	(000’s)
PREFERRED STOCK—0.8%
Russian Federation—0.8%
Sberbank of Russia, 3.65% ▲	1,074,100	$2,207
Total Preferred Stock (cost $2,508)

COMMON STOCKS—96.9%
Australia—2.6%
APA Group ^	585,900	3,138
Computershare, Ltd.	418,700	3,777
Belgium—0.9%
Anheuser-Busch InBev NV	26,900	2,249
Canada—1.2%
Barrick Gold Corp.	76,200	3,082
France—7.9%
Arkema SA	40,000	3,648
Cie Generale des Etablissements Michelin—Class B	24,200	2,078
Etablissements Maurel et Prom ^	64,500	898
Euler Hermes SA	35,200	2,426
Lagardere SCA	141,200	3,858
Sanofi	45,100	3,965
Societe Generale SA ‡	24,800	788
Vivendi SA	163,383	3,343
Germany—8.8%
Adidas AG	23,900	2,036
Allianz SE	28,900	3,584
Bayer AG	30,165	2,627
Gerresheimer AG ‡	26,200	1,300
HeidelbergCement AG	44,400	2,353
Hochtief AG ‡	24,700	1,225
Rheinmetall AG	25,895	1,236
Siemens AG	50,900	5,115
TUI AG ‡ ^	379,700	3,559
Hong Kong—4.0%
First Pacific Co.	2,672,600	2,976
Guangdong Investment, Ltd. ^	4,592,600	3,763
HSBC Holdings PLC	409,824	4,041
Ireland—2.9%
Ryanair Holdings PLC ADR ‡	95,000	3,064
Smurfit Kappa Group PLC	401,400	4,407
Israel—0.8%
Teva Pharmaceutical Industries, Ltd. ADR	52,000	2,102
Italy—4.5%
ENI SpA	167,200	3,838
Exor SpA	100,300	2,584
Pirelli & C. SpA ^	165,000	1,911
Prysmian SpA	181,801	3,497
Japan—18.6%
Air Water, Inc.	253,800	3,179
Aisin Seiki Co., Ltd.	116,800	3,398
Daito Trust Construction Co., Ltd.	25,400	2,564
Fujitsu, Ltd.	586,200	2,254
Fukuoka Financial Group, Inc.	680,300	2,659
Hitachi, Ltd.	762,300	4,039
Japan Petroleum Exploration Co.	43,200	1,626
Jupiter Telecommunications Co., Ltd. ^	2,561	3,481
Kintetsu World Express, Inc. ^	83,700	2,357
Kirin Holdings Co., Ltd.	242,000	3,038
Komatsu, Ltd.	99,500	2,084
Kuraray Co., Ltd. ^	234,700	2,725
Mitsubishi Corp.	143,800	2,567
Nippon Telegraph & Telephone Corp.	101,600	4,626
Nitori Holdings Co., Ltd.	32,200	2,630
ORIX Corp. ^	41,000	4,211
USS Co., Ltd. ^	23,480	2,468
Korea, Republic of—3.1%
Hyundai Home Shopping Network Corp.	14,400	1,710
Kangwon Land, Inc.	141,300	3,291

		Value
	Shares	(000’s)
Korea, Republic of (continued)
SK Telecom Co., Ltd.	24,300	$3,420
Netherlands—3.4%
Heineken Holding NV	54,100	2,745
Koninklijke Philips Electronics NV	165,900	4,148
Wolters Kluwer NV	103,900	2,011
Russian Federation—0.5%
Gazprom OAO ADR	140,200	1,281
Singapore—1.8%
Noble Group, Ltd.	1,665,000	1,788
SIA Engineering Co., Ltd.	847,500	2,918
Spain—1.6%
Amadeus IT Holding SA—Class A	162,700	4,028
Sweden—5.1%
Investment AB Kinnevik—Class B	140,100	2,676
Investor AB—Class B	201,800	4,452
Saab AB	119,293	2,266
Svenska Cellulosa AB—Class B	207,500	4,042
Switzerland—6.4%
Aryzta AG ‡	58,600	2,926
GAM Holding AG ‡	213,700	2,983
Nestle SA	49,000	3,110
Novartis AG	84,900	5,109
Zurich Insurance Group AG ‡	11,400	2,809
Thailand—0.7%
Bangkok Bank PCL	312,300	1,803
United Kingdom—19.8%
AstraZeneca PLC	41,100	1,909
BHP Billiton PLC ADR ^	42,500	2,719
BP PLC ADR	75,700	3,247
British Sky Broadcasting Group PLC	227,000	2,597
Imperial Tobacco Group PLC	100,900	3,810
Inchcape PLC	515,800	3,346
Inmarsat PLC	224,300	2,051
Johnson Matthey PLC	56,845	2,063
Kingfisher PLC	867,800	4,054
National Grid PLC	342,900	3,909
Resolution, Ltd.	672,400	2,369
Rexam PLC	506,624	3,652
Royal Dutch Shell PLC—Class A	119,200	4,087
Unilever PLC	155,700	5,806
Vodafone Group PLC	1,424,700	3,868
WPP PLC	180,200	2,325
United States—2.3%
Flextronics International, Ltd. ‡ ^	388,905	2,244
Noble Corp. ^	100,800	3,804

Total Common Stocks (cost $244,160)		255,750

SECURITIES LENDING COLLATERAL—6.4%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.31% ▲	16,796,939	16,797
Total Securities Lending Collateral (cost $16,797)

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica International Equity

(formerly, Transamerica TS&W International Equity)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal	Value
	(000’s)	(000’s)
REPURCHASE AGREEMENT—1.8%
State Street Bank & Trust Co. 0.03% ▲, dated 10/31/2012, to be repurchased at $4,724 on 11/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $4,822.	$4,724	$4,724

Total Repurchase Agreement (cost $4,724)

Total Investment Securities (cost $268,189) P		279,478
Other Assets and Liabilities—Net		(15,496)

Net Assets		$263,982

	Percentage of
	Total Investment	Value
INVESTMENTS BY INDUSTRY (unaudited):	Securities	(000’s)
Media	6.3%	$17,615
Pharmaceuticals	5.6	15,712
Oil, Gas & Consumable Fuels	5.4	14,977
Diversified Financial Services	4.5	12,688
Food Products	4.2	11,842
Chemicals	4.2	11,615
Commercial Banks	4.1	11,498
Insurance	4.0	11,188
Industrial Conglomerates	3.8	10,499
Specialty Retail	3.3	9,152
Containers & Packaging	2.9	8,059
Beverages	2.9	8,032
IT Services	2.8	7,805
Auto Components	2.6	7,387
Wireless Telecommunication Services	2.6	7,288
Hotels, Restaurants & Leisure	2.5	6,850
Diversified Telecommunication Services	2.4	6,677
Electronic Equipment & Instruments	2.3	6,283
Metals & Mining	2.1	5,801
Trading Companies & Distributors	1.6	4,355
Consumer Finance	1.5	4,211
Household Products	1.4	4,042
Multi-Utilities	1.4	3,909
Tobacco	1.4	3,810
Energy Equipment & Services	1.4	3,804
Water Utilities	1.3	3,763
Electrical Equipment	1.3	3,497
Distributors	1.2	3,346
Gas Utilities	1.1	3,138
Airlines	1.1	3,064
Capital Markets	1.1	2,983
Transportation Infrastructure	1.0	2,918
Real Estate Management & Development	0.9	2,564
Air Freight & Logistics	0.8	2,357
Construction Materials	0.8	2,353
Aerospace & Defense	0.8	2,266
Computers & Peripherals	0.8	2,254
Machinery	0.7	2,084
Textiles, Apparel & Luxury Goods	0.7	2,036
Internet & Catalog Retail	0.6	1,710
Life Sciences Tools & Services	0.5	1,300
Construction & Engineering	0.4	1,225

Investment Securities, at Value	92.3	257,957
Short-Term Investments	7 .7	21,521

Total Investments	100.0%	$279,478

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica International Equity

(formerly, Transamerica TS&W International Equity)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

▲	Rate shown reflects the yield at 10/31/2012.
^	All or a portion of this security is on loan. The value of all securities on loan is $15,990.
‡	Non-income producing security.
P	Aggregate cost for federal income tax purposes is $270,364. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $16,899 and $7,785, respectively. Net unrealized appreciation for tax purposes is $9,114.

DEFINITIONS:

ADR	American Depositary Receipt
OAO	Otkrytoe Aktsionernoe Obschesto (Russian: Open Stock Corporation)

VALUATION SUMMARY (all amounts in thousands): '

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	10/31/2012
Common Stocks	$21,543	$234,207	$—	$255,750
Preferred Stock	—	2,207	—	2,207
Repurchase Agreement	—	4,724	—	4,724
Securities Lending Collateral	16,797	—	—	16,797

Total	$38,340	$241,138	$—	$279,478

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 10/31/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Large Cap Growth

SCHEDULE OF INVESTMENTS

At October 31, 2012

		Value
	Shares	(000’s)
COMMON STOCKS—97.7%
Aerospace & Defense—3.4%
Honeywell International, Inc.	36,417	$2,230
United Technologies Corp.	32,360	2,530
Airlines—0.7%
Delta Air Lines, Inc. ‡	92,436	890
Beverages—3.3%
Coca-Cola Co.	121,446	4,515
Biotechnology—2.1%
Biogen Idec, Inc. ‡	6,688	924
Celgene Corp. ‡	25,803	1,892
Capital Markets—1.1%
BlackRock, Inc.—Class A	7,597	1,441
Chemicals—2.9%
Eastman Chemical Co.	32,605	1,932
Monsanto Co.	23,669	2,037
Commercial Services & Supplies—2.1%
ADT Corp. ‡	14,280	593
Stericycle, Inc. ‡	15,632	1,481
Tyco International, Ltd.	28,561	767
Computers & Peripherals—10.6%
Apple, Inc.	20,538	12,223
EMC Corp. ‡	93,406	2,281
Construction & Engineering—0.8%
Fluor Corp.	20,149	1,125
Consumer Finance—1.3%
American Express Co.	13,441	752
Discover Financial Services	25,043	1,028
Containers & Packaging—1.6%
Ball Corp.	49,972	2,140
Diversified Financial Services—0.5%
NASDAQ OMX Group, Inc.	27,524	655
Diversified Telecommunication Services—1.9%
Verizon Communications, Inc.	57,267	2,556
Energy Equipment & Services—2.6%
Cameron International Corp. ‡	39,440	1,997
Halliburton Co.	47,168	1,523
Food & Staples Retailing—1.9%
Costco Wholesale Corp.	26,418	2,600
Food Products—1.1%
ConAgra Foods, Inc.	54,257	1,511
Health Care Equipment & Supplies—1.4%
Covidien PLC	33,938	1,865
Health Care Providers & Services—2.6%
Express Scripts Holding Co. ‡	44,433	2,735
UnitedHealth Group, Inc.	14,973	838
Hotels, Restaurants & Leisure—4.2%
Brinker International, Inc.	52,119	1,605
Las Vegas Sands Corp.	55,053	2,557
Marriott International, Inc.—Class A	45,493	1,660
Industrial Conglomerates—1.4%
Danaher Corp.	36,081	1,866
Insurance—0.6%
ACE, Ltd.	11,309	889
Internet & Catalog Retail—2.3%
Amazon.com, Inc. ‡	13,660	3,180
Internet Software & Services—3.0%
eBay, Inc. ‡	25,052	1,210
Google, Inc.—Class A ‡	4,299	2,922
IT Services—7.4%
Accenture PLC—Class A	27,273	1,838
International Business Machines Corp.	13,424	2,611
Mastercard, Inc.—Class A	6,814	3,141
Teradata Corp. ‡	20,599	1,407
VeriFone Systems, Inc. ‡	39,597	1,174
Life Sciences Tools & Services—1.0%
Agilent Technologies, Inc.	39,883	1,435

		Value
	Shares	(000’s)
Machinery—1.6%
Cummins, Inc.	20,059	$1,878
Pentair, Ltd.	6,853	289
Media—4.0%
Comcast Corp.—Class A	84,445	3,168
DIRECTV—Class A ‡	44,032	2,250
Oil, Gas & Consumable Fuels—2.4%
Occidental Petroleum Corp.	23,292	1,839
Pioneer Natural Resources Co.	14,289	1,510
Personal Products—1.0%
Herbalife, Ltd.	25,852	1,328
Pharmaceuticals—3.9%
Abbott Laboratories	54,299	3,558
Allergan, Inc.	20,218	1,818
Road & Rail—2.3%
JB Hunt Transport Services, Inc.	30,019	1,762
Union Pacific Corp.	11,272	1,387
Semiconductors & Semiconductor Equipment—2.1%
Broadcom Corp.—Class A ‡	58,200	1,835
Intel Corp.	46,463	1,005
Software—7.8%
Intuit, Inc.	23,758	1,412
Microsoft Corp.	107,226	3,060
Oracle Corp.	151,159	4,694
VMware, Inc.—Class A ‡	18,418	1,561
Specialty Retail—6.1%
Dick’s Sporting Goods, Inc.	44,767	2,238
Foot Locker, Inc.	59,692	2,000
Lowe’s Cos., Inc.	71,086	2,302
PetSmart, Inc.	28,451	1,889
Tobacco—4.7%
Altria Group, Inc.	73,595	2,340
Philip Morris International, Inc.	45,924	4,067

Total Common Stocks (cost $134,691)		133,746

INVESTMENT COMPANIES—2.1%
Capital Markets—2.1%
iShares Dow Jones US Real Estate Index Fund	22,718	1,454
iShares Russell 1000 Growth Index Fund	21,291	1,379

Total Investment Companies (cost $2,850)		2,833

	Principal	Value
	(000’s)	(000’s)
REPURCHASE AGREEMENT—0.2%
State Street Bank & Trust Co. 0.03% ▲, dated 10/31/2012, to be repurchased at $243 on 11/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, and with a value of $248.	$243	243

Total Repurchase Agreement (cost $243)
Total Investment Securities (cost $137,784) P		136,822
Other Assets and Liabilities—Net		(32)

Net Assets		$136,790

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Large Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

‡	Non-income producing security.
▲	Rate shown reflects the yield at 10/31/2012.
P	Aggregate cost for federal income tax purposes is $137,799. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $4,004 and $4,981, respectively. Net unrealized depreciation for tax purposes is $977.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/2012
Common Stocks	$133,746	$—	$—	$133,746
Investment Companies	2,833	—	—	2,833
Repurchase Agreement	—	243	—	243

Total	$136,579	$243	$—	$136,822

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 10/31/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Large Cap Value

(formerly, Transamerica Quality Value)

SCHEDULE OF INVESTMENTS

At October 31, 2012

		Value
	Shares	(000’s)
COMMON STOCKS—96.1%
Aerospace & Defense—2.7%
Exelis, Inc.	1,548,769	$17,129
Honeywell International, Inc.	304,568	18,652
Beverages—2.6%
Molson Coors Brewing Co.—Class B	507,499	21,894
PepsiCo, Inc.	173,200	11,992
Capital Markets—2.9%
State Street Corp.	862,015	38,420
Chemicals—1.8%
E.I. du Pont de Nemours & Co.	529,005	23,551
Commercial Banks—1.4%
CIT Group, Inc. ‡	512,355	19,070
Commercial Services & Supplies—1.1%
Tyco International, Ltd.	551,619	14,822
Computers & Peripherals—2.2%
EMC Corp. ‡	1,201,155	29,332
Diversified Financial Services—6.5%
Citigroup, Inc.	572,962	21,423
JPMorgan Chase & Co.	1,568,900	65,392
Diversified Telecommunication Services—3.7%
Verizon Communications, Inc.	1,088,275	48,581
Electric Utilities—6.7%
American Electric Power Co., Inc.	893,174	39,693
Exelon Corp.	1,367,140	48,916
Electrical Equipment—1.5%
Rockwell Automation, Inc.	284,308	20,203
Energy Equipment & Services—4.0%
Halliburton Co.	1,626,306	52,513
Food Products—5.2%
Kraft Foods Group, Inc. ‡	233,968	10,641
Ralcorp Holdings, Inc. ‡	531,037	38,335
Unilever NV—Reg S	539,925	19,810
Health Care Equipment & Supplies—3.3%
Medtronic, Inc.	1,061,895	44,154
Health Care Providers & Services—2.6%
CIGNA Corp.	670,575	34,199
Hotels, Restaurants & Leisure—1.2%
McDonald’s Corp.	182,581	15,848
Household Products—1.7%
Procter & Gamble Co.	322,508	22,330
Industrial Conglomerates—1.7%
General Electric Co.	1,056,650	22,253
Insurance—8.2%
MetLife, Inc.	1,452,255	51,541
Principal Financial Group, Inc.	1,036,100	28,534
Willis Group Holdings PLC	844,175	28,423
Life Sciences Tools & Services—0.7%
Affymetrix, Inc. ‡ ^	2,742,645	8,694
Machinery—4.0%
Briggs & Stratton Corp. ^	306,978	6,063
Eaton Corp. ^	1,005,134	47,462
Metals & Mining—0.5%
Allegheny Technologies, Inc.	247,780	6,529
Multiline Retail—8.6%
Kohl’s Corp.	388,665	20,708
Macy’s, Inc.	1,202,900	45,794
Target Corp.	750,640	47,854
Oil, Gas & Consumable Fuels—11.3%
Anadarko Petroleum Corp.	214,983	14,793
Chevron Corp.	506,350	55,806
Exxon Mobil Corp.	398,193	36,303
Occidental Petroleum Corp.	164,140	12,960
Williams Cos., Inc.	914,054	31,983
Pharmaceuticals—7.9%
Merck & Co., Inc.	952,320	43,454
Pfizer, Inc.	2,460,720	61,198

		Value
	Shares	(000’s)
Software—2.1%
Microsoft Corp.	969,601	$27,668

Total Common Stocks (cost $1,196,350)		1,274,920

SECURITIES LENDING COLLATERAL—3.8%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.31% ▲	51,001,562	51,002
Total Securities Lending Collateral (cost $51,002)

	Principal	Value
	(000’s)	(000’s)
REPURCHASE AGREEMENT—3.8%
State Street Bank & Trust Co. 0.03% ▲, dated 10/31/2012, to be repurchased at $50,441 on 11/01/2012. Collateralized by U.S. Government Agency Obligations, 4.00%, due 12/25/2038—08/15/2039, and with a total value of $51,451.	$50,441	50,441

Total Repurchase Agreement (cost $50,441)

Total Investment Securities (cost $1,297,793) P		1,376,363
Other Assets and Liabilities—Net		(49,137)

Net Assets		$1,327,226

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Large Cap Value

(formerly, Transamerica Quality Value)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $49,903.
▲	Rate shown reflects the yield at 10/31/2012.
P	Aggregate cost for federal income tax purposes is $1,298,766. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $98,263 and $20,666, respectively. Net unrealized appreciation for tax purposes is $77,597.

DEFINITION:

ADR	American Depository Receipt

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/2012
Common Stocks	$1,274,920	$—	$—	$1,274,920
Repurchase Agreement	—	50,441	—	50,441
Securities Lending Collateral	51,002	—	—	51,002

Total	$1,325,922	$50,441	$—	$1,376,363

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 10/31/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Money Market

(formerly, Transamerica AEGON Money Market)

SCHEDULE OF INVESTMENTS

At October 31, 2012

	Principal (000’s)	Value (000’s)
COMMERCIAL PAPER —28.7%
Automobiles—0.5%
VW Credit, Inc.
0.33%, 11/13/2012—144A	$1,750	$1,750
0.34%, 11/15/2012—144A	2,000	2,000
Beverages—0.5%
Coca-Cola Co.
0.21%, 12/19/2012—144A	4,100	4,099
Capital Markets—1.6%
Royal Park Investments Funding Corp.
0.75%, 01/14/2013—144A	6,100	6,091
0.84%, 12/03/2012—144A	7,000	6,994
Chemicals—0.2%
Ecolab, Inc.
0.19%, 11/02/2012—144A	1,750	1,750
Commercial Banks—9.5%
Barclays US Funding Corp.
0.16%, 11/01/2012	26,600	26,600
DNB Bank ASA
0.29%, 03/22/2013—144A	4,000	3,995
Mizuho Funding LLC
0.33%, 11/06/2012—144A	3,000	3,000
0.34%, 03/18/2013—144A	5,000	4,994
Skandinaviska Enskilda Banken AB
0.55%, 12/12/2012—144A	3,000	2,998
Societe Generale North America, Inc.
0.31%, 11/01/2012	10,000	10,000
Standard Chartered Bank
0.34%, 01/07/2013—144A	3,000	2,998
0.41%, 11/13/2012—144A	2,000	2,000
Sumitomo Mitsui Banking Corp.
0.36%, 04/12/2013—144A	8,000	7,987
Swedbank AB
0.27%, 03/20/2013	5,000	4,995
0.42%, 12/03/2012	2,700	2,699
0.49%, 11/15/2012	5,000	4,999
Consumer Finance—0.2%
Toyota Motor Credit Corp.
0.24%, 11/23/2012	2,000	2,000
Diversified Financial Services—14.6%
CAFCO LLC
0.16%, 11/02/2012—144A	2,000	2,000
0.20%, 11/05/2012—144A	25,000	24,998
0.34%, 12/04/2012—144A	4,000	3,999
0.64%, 11/01/2012—144A	1,250	1,250
General Electric Capital Corp.
0.34%, 12/17/2012	3,000	2,999
Kells Funding LLC
0.18%, 11/05/2012	2,000	2,000
0.22%, 11/13/2012	7,000	6,999
0.52%, 02/22/2013	5,000	4,992
0.53%, 01/30/2013	3,500	3,495
Mont Blanc Capital Corp.
0.28%, 01/22/2013—01/28/2013—144A	12,000	11,992
0.33%, 01/03/2013—144A	1,263	1,262
0.36%, 11/08/2012—144A	1,000	1,000
0.37%, 11/07/2012—144A	8,000	7,999
Rabobank USA Financial Corp.
0.31%, 11/08/2012	1,400	1,400
0.48%, 02/01/2013	3,000	2,996

	Principal (000’s)	Value (000’s)
Diversified Financial Services (continued)
Rabobank USA Financial Corp. (continued)
0.50%, 01/25/2013	$3,000	$2,996
Regency Markets NO. 1 LLC
0.27%, 01/15/2013—144A	7,500	7,496
0.31%, 11/15/2012—144A	2,000	2,000
Royal Park Investments
0.39%, 11/21/2012	8,520	8,518
Salisbury Receivables Co. LLC
0.35%, 01/18/2013—144A	3,000	2,998
Sheffield Receivables Corp.
0.39%, 01/08/2013—144A	7,400	7,395
Straight-A Funding LLC
0.14%, 11/21/2012—144A	3,800	3,800
0.15%, 12/18/2012—144A	5,200	5,199
Energy Equipment & Services—0.5%
Spectra Energy Capital LLC
0.35%, 11/01/2012—144A	3,750	3,750
Multi-Utilities—0.2%
Dominion Resources
0.33%, 11/07/2012—144A	1,400	1,400
Oil, Gas & Consumable Fuels—0.9%
Devon Energy Corp.
0.31%, 11/14/2012—11/26/2012—144A	3,250	3,250
Kinder Morgan Energy Partners, LP
0.37%, 11/08/2012—144A	1,250	1,250
0.40%, 11/09/2012—144A	2,500	2,499

Total Commercial Paper (cost $233,881)		233,881

CERTIFICATES OF DEPOSIT —2.7%
Commercial Banks—2.7%
Barclays Bank PLC
0.91%, 04/02/2013—144A §	4,500	4,500
Mitsubishi UFJ Trust & Banking Corp.
0.34%, 04/29/2013	7,000	7,000
Skandinaviska Enskilda Banken AB
0.60%, 06/07/2013	6,000	6,000
Svenska Handelsbanken
0.58%, 09/25/2013	4,300	4,317

Total Certificates of Deposit (cost $21,817)		21,817

CORPORATE DEBT SECURITIES—1.8%
Commercial Banks—1.8%
Deutsche Bank AG
0.98%, 01/18/2013 *	5,000	5,006
ING Bank NV
1.44%, 03/15/2013—144A *	5,000	5,016
2.65%, 01/14/2013—144A	5,000	5,022

Total Corporate Debt Securities (cost $15,044)		15,044

DEMAND NOTE—0.6%
Capital Markets—0.6%
Goldman Sachs Co. Promissory Note
0.56%, 12/21/2012 §	4,500	4,500
Total Demand Note (cost $4,500)

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—13.2%
Freddie Mac
0.13%, 11/23/2012	23,600	23,598
U.S. Treasury Bill
0.10%, 11/08/2012	7,300	7,300

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Money Market

(formerly, Transamerica AEGON Money Market)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal (000’s)	Value (000’s)
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Bill (continued)
0.12%, 11/23/2012	$70,600	$70,594
0.13%, 03/28/2013	5,723	5,720

Total Short-Term U.S. Government Obligations (cost $107,212)		107,212

REPURCHASE AGREEMENTS—53.0%
Barclays 0.32% , dated 10/31/2012, to be repurchased at $200,002 on 11/01/2012. Collateralized by U.S. Government Agency Obligations, 2.60%—3.00%, due 06/20/2039—07/15/2042, and with a total value of $204,000.	200,000	200,000
Goldman Sachs 0.23%, dated 10/31/2012, to be repurchased at $57,000 on 11/01/2012. Collateralized by U.S. Government Agency Obligations, 2.50%—4.50%, due 11/01/2027—06/01/2039, and with a total value of $58,140.	57,000	57,000

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENTS (continued)
JPMorgan Securities, Inc. 0.25%, dated 10/31/2012, to be repurchased at $174,901 on 11/01/2012. Collateralized by U.S. Government Agency Obligations, 2.50%—7.00%, due 06/01/2017—10/01/2042, and with a total value of $174,905.	$174,900	$174,900
State Street Bank & Trust Co. 0.03%, dated 10/31/2012, to be repurchased at $317 on 11/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.05%, due 01/01/2042, and with a value of $328.	317	317

Total Repurchase Agreements (cost $432,217)		432,217
Total Investment Securities (cost $814,671) P		814,671

Other Assets and Liabilities—Net		(265)

Net Assets		$814,406

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

	Rate shown reflects the yield at 10/31/2012.
*	Floating or variable rate note. Rate is listed as of 10/31/2012.
§	Illiquid. Total aggregate market value of illiquid securities is $9,000, or 1.11% of the fund’s net assets.
P	Aggregate cost for federal income tax purposes is $814,671.

DEFINITION (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 10/31/2012, these securities aggregated $160,731, or 19.74% of the fund’s net assets.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/2012
Certificates of Deposit	$—	$21,817	$—	$21,817
Commercial Paper	—	233,881	—	233,881
Corporate Debt Securities	—	15,044	—	15,044
Demand Note	—	4,500	—	4,500

Repurchase Agreements	—	432,217	—	432,217
Short-Term U.S. Government Obligations	—	107,212	—	107,212

Total	$—	$814,671	$—	$814,671

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 10/31/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS

At October 31, 2012

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS—5.4%
U.S. Treasury Bond
2.75%, 08/15/2042	$5,917	$5,797
3.00%, 05/15/2042	125	129
U.S. Treasury Inflation Indexed Bond
2.13%, 02/15/2041 g	79	118
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2017	1,222	1,311
U.S. Treasury Note
0.25%, 09/30/2014—10/15/2015	1,250	1,247
0.63%, 09/30/2017 ^	1,900	1,893
0.75%, 10/31/2017	4,125	4,132
1.00%, 08/31/2019	100	99
1.00%, 09/30/2019 ^	1,565	1,553
1.25%, 10/31/2019	345	348
1.63%, 08/15/2022 ^	3,618	3,598

Total U.S. Government Obligations (cost $20,107)		20,225

U.S. GOVERNMENT AGENCY OBLIGATIONS—16.6%
Fannie Mae
1.97%, 10/09/2019 	435	381
3.33%, 06/01/2041 *	242	256
3.48%, 09/01/2041 *	174	184
3.50%, 01/01/2027—10/01/2042	5,071	5,422
4.00%, 02/01/2025—06/01/2042	4,014	4,314
4.50%, 02/01/2025—08/01/2041	8,954	9,724
5.00%, 05/01/2018—02/01/2036	3,087	3,310
5.50%, 07/01/2019—11/01/2038	4,226	4,708
6.00%, 08/01/2036—10/01/2040	1,839	2,051
6.50%, 05/01/2040	1,183	1,344
Fannie Mae, TBA
2.50%	100	105
3.00%	200	210
3.50%	500	533
4.00%	400	428
4.50%	500	539
5.50%	600	658
6.00%	1,300	1,441
Freddie Mac
2.87%, 12/25/2021	670	715
3.97%, 01/25/2021 *	420	485
4.50%, 10/01/2041	1,800	1,836
5.00%, 04/01/2018—03/01/2038	210	227
5.50%, 09/01/2018—11/01/2018	55	59
Freddie Mac, IO
1.52%, 06/25/2022 *	1,800	203
1.56%, 12/25/2018 *	851	69
1.79%, 05/25/2019 *	719	70
Freddie Mac, TBA
3.50%	5,600	5,952
4.00%	1,800	1,919
4.50%	2,200	2,357
FREMF Mortgage Trust
4.02%, 11/25/2044—144A *	55	54
Ginnie Mae
4.00%, 09/15/2040—07/15/2042	872	955
4.50%, 05/20/2040—02/15/2042	3,944	4,345
Ginnie Mae, IO
1.01%, 02/16/2053 *	1,005	86
Ginnie Mae, TBA
4.00%	2,700	2,947
4.50%	600	652

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Ginnie Mae, TBA (continued)
5.00%	$2,700	$2,957

Total U.S. Government Agency Obligations (cost $60,843)		61,496

FOREIGN GOVERNMENT OBLIGATIONS—1.9%
Deutsche Bundesrepublik Inflation Linked Bond
0.10%, 04/15/2023	EUR1,448	1,958
Italy Buoni Poliennali del Tesoro
2.10%, 09/15/2021	319	374
2.55%, 09/15/2041	85	87
4.75%, 06/01/2017	1,730	2,337
5.25%, 08/01/2017	365	504
Republic of Brazil
7.13%, 01/20/2037	$100	151
Republic of Poland
6.38%, 07/15/2019	80	100
Republic of South Africa
5.50%, 03/09/2020	180	210
Republic of Turkey
5.63%, 03/30/2021	145	169
7.00%, 03/11/2019	100	123
Russian Federation
7.50%, 03/31/2030—Reg S	496	628
Turkey Government International Bond
6.25%, 09/26/2022	200	242
United Mexican States
5.13%, 01/15/2020	340	406

Total Foreign Government Obligations (cost $6,961)		7,289

MORTGAGE-BACKED SECURITIES—6.0%
American General Mortgage Loan Trust
Series 2009-1, Class A6
5.75%, 09/25/2048—144A *	1,060	1,082
American Tower Trust
Series 2007-1A, Class AFX
5.42%, 04/15/2037—144A	910	953
Series 2007-1A, Class C
5.62%, 04/15/2037—144A	1,080	1,113
Banc of America Large Loan, Inc.
Series 2010-HLTN, Class HLTN
1.96%, 11/15/2015—144A *	489	488
Series 2010-UB4, Class A4A
5.01%, 12/20/2041—144A *	315	331
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2007-1, Class AMFX
5.48%, 01/15/2049 *	20	21
Series 2007-3, Class AM
5.54%, 06/10/2049 *	170	183
Banc of America Re-REMIC Trust
Series 2012-CLRN, Class A
1.36%, 08/15/2029—144A *	122	123
BCAP LLC Trust
Series 2009-RR3, Class 2A1
4.85%, 05/26/2037—144A *	115	116
Series 2009-RR6, Class 2A1
2.97%, 08/26/2035—144A *	344	312
Series 2009-RR10, Class 2A1
3.12%, 08/26/2035—144A *	496	490

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
BCAP LLC Trust (continued)
Series 2009-RR13, Class 13A3
5.25%, 03/26/2037—144A *	$187	$188
Series 2009-RR14, Class 1A1
6.05%, 05/26/2037—144A *	505	540
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036—144A *	532	553
Series 2010-RR6, Class 1A5
5.00%, 08/26/2022—144A *	188	192
Commercial Mortgage Pass-Through Certificates
Series 2006-C8, Class AM
5.35%, 12/10/2046	190	210
Series 2012-LTRT, Class A2
3.40%, 10/05/2030—144A	380	398
Commercial Mortgage Pass-Through Certificates, IO
Series 2012-CR1, Class XA
2.27%, 05/15/2045 *	1,845	260
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class A3
5.47%, 09/15/2039	600	684
Series 2007-C4, Class A3
5.76%, 09/15/2039 *	765	799
Series 2009-16R, Class 11A1
7.00%, 08/26/2036—144A	242	252
Series 2010-15R, Class 2A1
3.50%, 05/26/2036—144A *	337	352
Series 2010-18R, Class 3A1
4.00%, 03/26/2037—144A	277	283
Series 2010-RR1, Class 2A
5.70%, 09/15/2040—144A *	585	681
DBRR Trust
Series 2011-C32, Class A3A
5.75%, 06/17/2049—144A *	150	174
Series 2012-EZ1, Class A
0.95%, 09/25/2045—144A	654	656
Extended Stay America Trust
Series 2010-ESHA, Class B
4.22%, 11/05/2027—144A	350	351
Series 2010-ESHA, Class C
4.86%, 11/05/2027—144A	100	101
Series 2010-ESHA, Class D
5.50%, 11/05/2027—144A	195	196
Greenwich Capital Commercial Funding Corp.
Series 2007-GG11, Class A4
5.74%, 12/10/2049	80	94
GS Mortgage Securities Corp. II
Series 2006-GG8, Class AJ
5.62%, 11/10/2039	150	133
Series 2006-GG8, Class AM
5.59%, 11/10/2039	60	67
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
3.06%, 12/26/2037—144A *	313	315
Series 2009-R7, Class 10A3
6.00%, 12/26/2036—144A	233	242
Series 2009-R7, Class 12A1
5.08%, 08/26/2036—144A *	252	249
Series 2009-R7, Class 1A1
3.95%, 02/26/2036—144A *	520	503
Series 2009-R7, Class 4A1
2.92%, 09/26/2034—144A *	455	437

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Jefferies & Co., Inc. (continued)
Series 2009-R9, Class 1A1
2.73%, 08/26/2046—144A *	$336	$334
Series 2010-R2, Class 1A1
6.00%, 05/26/2036—144A	433	452
Series 2010-R3, Class 1A1
3.03%, 03/21/2036—144A *	282	289
Series 2010-R6, Class 1A1
4.00%, 09/26/2037—144A	192	195
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB8, Class A1A
4.16%, 01/12/2039—144A	668	691
Series 2004-LN2, Class A2
5.12%, 07/15/2041	500	530
Series 2006-CB14, Class AM
5.45%, 12/12/2044 *	100	109
Series 2007-CB20, Class AM
5.88%, 02/12/2051 *	360	413
Series 2008-C2, Class ASB
6.13%, 02/12/2051 *	207	227
Series 2010-C1, Class B
5.95%, 06/15/2043—144A	370	442
JPMorgan Chase Commercial Mortgage Securities Corp., IO
Series 2012-CBX, Class XA
2.06%, 06/15/2045 *	996	117
JPMorgan Re-REMIC
Series 2009-7, Class 8A1
5.41%, 01/27/2047—144A *	222	227
Series 2010-4, Class 7A1
1.87%, 08/26/2035—144A *	344	340
LB-UBS Commercial Mortgage Trust
Series 2004-C8, Class C
4.93%, 12/15/2039 *	605	647
Series 2007-C1, Class AM
5.46%, 02/15/2040	115	128
Series 2007-C6, Class A4
5.86%, 07/15/2040 *	130	154
Series 2007-C7, Class A3
5.87%, 09/15/2045 *	160	192
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-9, Class A4
5.70%, 09/12/2049	720	845
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-CKSV, Class A2
3.28%, 10/15/2030—144A	120	123
Morgan Stanley Capital I Trust
Series 2007-HQ12, Class AM
5.58%, 04/12/2049 *	65	67
Series 2007-IQ15, Class AM
5.88%, 06/11/2049 *	190	206
Morgan Stanley Capital I, Inc.
Series 2007-HQ12, Class A2FX
5.58%, 04/12/2049 *	266	276
Series 2012-C4, Class XA, IO
2.70%, 03/15/2045—144A *	1,592	238
Morgan Stanley Re-REMIC Trust
2.00%, 07/27/2049	234	236
Series 2011-IO, Class A
2.50%, 03/23/2051—144A	75	76

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
S2 Hospitality LLC
Series 2012-LV1, Class A
4.50%, 04/15/2025—144A	$179	$180
Wachovia Bank Commercial Mortgage Trust
Series 2007-C33, Class A4
5.92%, 02/15/2051 *	230	273
Wells Fargo Re-REMIC Trust
Series 2012-IO, Class A
1.75%, 08/20/2021—144A	265	265
WF-RBS Commercial Mortgage Trust, IO
Series 2012-C9, Class XA
2.45%, 11/15/2045—144A *	1,445	211

Total Mortgage-Backed Securities (cost $21,744)		22,605

ASSET-BACKED SECURITIES—3.7%
AH Mortgage Advance Co., Ltd.
Series SART-3, Class 1A1
2.98%, 03/13/2043—144A	210	211
AH Mortgage Advance Trust
Series SART-1, Class A1R
2.23%, 05/10/2043—144A	250	251
AmeriCredit Automobile Receivables Trust
Series 2011-5, Class C
3.44%, 10/08/2017	200	211
Series 2012-2, Class C
2.64%, 10/10/2017	125	128
Series 2012-2, Class D
3.38%, 04/09/2018	170	174
Series 2012-3, Class C
2.42%, 05/08/2018	120	124
Series 2012-3, Class D
3.03%, 07/09/2018 ^	80	81
Series 2012-4, Class B
1.31%, 11/08/2017	75	75
Series 2012-4, Class C
1.93%, 08/08/2018	125	125
Series 2012-4, Class D
2.68%, 10/09/2018	45	45
CarMax Auto Owner Trust
Series 2012-1, Class B
1.76%, 08/15/2017	70	72
Series 2012-1, Class C
2.20%, 10/16/2017	40	41
Series 2012-1, Class D
3.09%, 08/15/2018	50	51
Chesapeake Funding LLC
Series 2012-1A, Class B
1.82%, 11/07/2023—144A *	200	200
Credit Acceptance Auto Loan Trust
Series 2012-2A, Class A
1.52%, 03/16/2020—144A	250	250
DT Auto Owner Trust
Series 2012-1A, Class B
2.26%, 10/16/2017—144A	250	251
Series 2012-1A, Class C
3.38%, 10/16/2017—144A	250	251
Series 2012-1A, Class D
4.94%, 07/16/2018—144A	250	254
Ford Credit Floorplan Master Owner Trust
Series 2010-5, Class C
2.07%, 09/15/2015—144A	110	111
Series 2010-5, Class D
2.41%, 09/15/2015—144A	60	61

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
Ford Credit Floorplan Master Owner Trust (continued)
Series 2011-2, Class C
2.37%, 09/15/2015	$140	$140
Series 2011-2, Class D
2.86%, 09/15/2015	95	95
Series 2012-1, Class C
1.71%, 01/15/2016 *	160	161
Series 2012-1, Class D
2.31%, 01/15/2016 *	145	146
Series 2012-2, Class D
3.50%, 01/15/2019	100	102
Series 2012-4, Class C
1.39%, 09/15/2016	100	100
Series 2012-4, Class D
2.09%, 09/15/2016	155	155
Series 2012-5, Class C
2.14%, 09/15/2019	100	100
Series 2012-5, Class D
2.73%, 09/15/2019	130	130
HLSS Servicer Advance Receivables Backed Notes
Series 2012-T2, Class A1
1.34%, 10/15/2043—144A	100	100
Series 2012-T2, Class A2
1.99%, 10/15/2045—144A	100	101
Hyundai Auto Receivables Trust
Series 2012-A, Class D
2.61%, 05/15/2018	95	96
Nelnet Student Loan Trust
Series 2008-3, Class A4
2.08%, 11/25/2024 *	205	215
PFS Financing Corp.
Series 2012-AA, Class A
1.41%, 02/15/2016—144A *	160	161
Santander Drive Auto Receivables Trust
Series 2011-1, Class D
4.01%, 02/15/2017	310	326
Series 2011-S1A, Class B
1.48%, 07/15/2013—144A	383	384
Series 2011-S2A, Class C
2.86%, 06/15/2017—144A	273	276
Series 2012-1, Class B
2.72%, 05/16/2016	80	82
Series 2012-1, Class C
3.78%, 11/15/2017	110	115
Series 2012-2, Class C
3.20%, 02/15/2018	310	320
Series 2012-2, Class D
3.87%, 02/15/2018	185	194
Series 2012-3, Class B
1.94%, 12/15/2016	255	258
Series 2012-3, Class C
3.01%, 04/16/2018	350	361
Series 2012-3, Class D
3.64%, 05/15/2018	285	296
Series 2012-4, Class C
2.94%, 12/15/2017	230	237
Series 2012-4, Class D
3.50%, 06/15/2018	310	320
Series 2012-5, Class B
1.56%, 08/15/2018	290	291

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust (continued)
Series 2012-5, Class C
2.70%, 08/15/2018	$140	$143
Series 2012-5, Class D
3.30%, 09/17/2018	120	124
Series 2012-6, Class B
1.33%, 05/15/2017	150	150
Series 2012-6, Class C
1.94%, 03/15/2018	105	105
SLM Student Loan Trust
Series 2004-B, Class A2
0.59%, 06/15/2021 *	550	537
Series 2005-A, Class A3
0.59%, 06/15/2023 *	340	304
Series 2005-B, Class A2
0.57%, 03/15/2023 *	366	358
Series 2011-C, Class A2B
4.54%, 10/17/2044—144A	140	153
Series 2012-A, Class A1
1.61%, 08/15/2025—144A *	105	106
Series 2012-A, Class A2
3.83%, 01/17/2045—144A	120	130
Series 2012-B, Class A2
3.48%, 10/15/2030—144A	400	424
Series 2012-C, Class A1
1.31%, 08/15/2023—144A *	249	250
Series 2012-C, Class A2
3.31%, 10/15/2046—144A	430	453
Series 2012-D, Class A2
2.95%, 02/15/2046—144A	520	541
Series 2012-E, Class A1
0.96%, 10/16/2023—144A *	240	240
TAL Advantage LLC
Series 2011-1A, Class A
4.60%, 01/20/2026—144A	945	999
World Financial Network Credit Card Master Trust
Series 2012-C, Class A
2.23%, 08/15/2022	360	361
Series 2012-D, Class A
2.15%, 04/17/2023	365	364

Total Asset-Backed Securities (cost $13,693)		13,971

PREFERRED CORPORATE DEBT SECURITIES—0.2%
Commercial Banks—0.1%
Capital One Capital VI
8.88%, 05/15/2040	225	231
Fifth Third Capital Trust IV
6.50%, 04/15/2037 *	155	155
Insurance—0.1%
MetLife Capital Trust IV
7.88%, 12/15/2037—144A	375	453

Total Preferred Corporate Debt Securities (cost $789)		839

CORPORATE DEBT SECURITIES—9.9%
Aerospace & Defense—0.0% ¥
Sequa Corp.
11.75%, 12/01/2015—144A	100	103
Beverages—0.2%
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 07/15/2022	120	122

	Principal (000’s)	Value (000’s)
Beverages (continued)
Heineken NV
1.40%, 10/01/2017—144A	$45	$45
2.75%, 04/01/2023—144A	285	288
Pernod-Ricard SA
4.45%, 01/15/2022—144A	150	168
Capital Markets—0.3%
Goldman Sachs Group, Inc.
5.75%, 01/24/2022 ^	1,028	1,193
Chemicals—0.1%
CF Industries, Inc.
7.13%, 05/01/2020 ^	410	520
Commercial Banks—0.4%
Credit Suisse
5.40%, 01/14/2020	33	37
Discover Bank
7.00%, 04/15/2020	420	515
HSBC Bank Brasil SA—Banco Multiplo
4.00%, 05/11/2016—144A	610	635
HSBC Bank PLC
3.10%, 05/24/2016—144A	300	317
Commercial Services & Supplies—0.1%
UR Merger Sub Corp.
7.63%, 04/15/2022—144A	290	318
Containers & Packaging—0.3%
Rexam PLC
6.75%, 06/01/2013—144A	1,121	1,138
Rock-Tenn Co.
4.00%, 03/01/2023—144A	160	165
Diversified Financial Services—1.3%
Bank of America Corp.
3.88%, 03/22/2017	195	210
5.70%, 01/24/2022 ^	850	1,012
7.63%, 06/01/2019	125	159
Bank of America Corp.—Series MTNL
5.65%, 05/01/2018	245	285
Citigroup, Inc.
4.45%, 01/10/2017	80	88
4.59%, 12/15/2015	1,270	1,386
Ford Motor Credit Co., LLC
6.63%, 08/15/2017	200	234
JPMorgan Chase & Co.
3.25%, 09/23/2022	270	277
Northern Rock Asset Management PLC
5.63%, 06/22/2017—144A	200	227
Permanent TSB PLC
3.60%, 01/14/2013—144A	990	990
Swiss Re Capital I LP
6.85%, 05/25/2016—144A * Ž	240	250
Diversified Telecommunication Services—0.2%
AT&T, Inc.
5.35%, 09/01/2040	175	215
Intelsat Jackson Holdings SA
7.25%, 04/01/2019 ^	170	182
Sprint Capital Corp.
6.88%, 11/15/2028	135	138
Verizon Communications, Inc.
6.40%, 02/15/2038	100	139
Electric Utilities—1.2%
Alabama Power Co.
3.95%, 06/01/2021	200	225
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	117	139
8.88%, 11/15/2018 ^	25	34

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal (000’s)	Value (000’s)
Electric Utilities (continued)
Duke Energy Carolinas LLC
4.25%, 12/15/2041	$125	$142
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc.
10.00%, 12/01/2020 ^	500	546
Florida Power & Light Co.
5.95%, 02/01/2038	150	207
Georgia Power Co.
3.00%, 04/15/2016 ^	365	391
Hydro-Quebec
8.05%, 07/07/2024	1,900	2,807
Jersey Central Power & Light Co.
7.35%, 02/01/2019 ^	105	136
Energy Equipment & Services—0.5%
El Paso Pipeline Partners Operating Co., LLC
6.50%, 04/01/2020	305	373
Transocean, Inc.
2.50%, 10/15/2017	310	314
3.80%, 10/15/2022	232	237
5.05%, 12/15/2016	280	314
6.00%, 03/15/2018	440	519
Food Products—0.2%
Kraft Foods Group, Inc.
3.50%, 06/06/2022—144A	184	199
5.00%, 06/04/2042—144A	149	174
Mondelez International, Inc.
6.50%, 02/09/2040	185	261
Health Care Equipment & Supplies—0.1%
Boston Scientific Corp.
6.25%, 11/15/2015	433	489
Health Care Providers & Services—0.2%
Coventry Health Care, Inc.
5.45%, 06/15/2021	130	152
HCA, Inc.
7.25%, 09/15/2020	150	166
Tenet Healthcare Corp.
6.25%, 11/01/2018 ^	165	178
UnitedHealth Group, Inc.
3.38%, 11/15/2021	55	59
WellPoint, Inc.
3.30%, 01/15/2023	108	112
Hotels, Restaurants & Leisure—0.2%
Caesars Entertainment Operating Co., Inc.
11.25%, 06/01/2017	410	444
Wyndham Worldwide Corp.
4.25%, 03/01/2022	240	250
Independent Power Producers & Energy Traders—0.0% ¥
Exelon Generation Co. LLC
4.25%, 06/15/2022—144A	60	64
Industrial Conglomerates—0.1%
General Electric Co.
2.70%, 10/09/2022	283	284
4.13%, 10/09/2042	100	105
Insurance—0.9%
Allianz Finance II BV
5.75%, 07/08/2041 *	100	137
American International Group, Inc.
3.80%, 03/22/2017	296	319
4.88%, 06/01/2022 ^	235	265
5.45%, 05/18/2017	165	189
8.18%, 05/15/2058 *	25	31
AXA SA
5.25%, 04/16/2040 *	100	124

	Principal (000’s)	Value (000’s)
Insurance (continued)
Lincoln National Corp.
7.00%, 06/15/2040	$115	$149
Metropolitan Life Global Funding I
3.88%, 04/11/2022—144A	650	717
Muenchener Rueckversicherungs AG
6.00%, 05/26/2041 *	100	141
Prudential Financial, Inc.
4.75%, 09/17/2015	560	619
5.38%, 06/21/2020 ^	210	246
5.88%, 09/15/2042 *	308	324
XL Group PLC
6.50%, 04/15/2017 * Ž	100	93
Media—1.0%
CBS Corp.
4.63%, 05/15/2018	70	79
8.88%, 05/15/2019	220	303
CCH II LLC
13.50%, 11/30/2016	41	44
Clear Channel Worldwide Holdings, Inc.—Series B
9.25%, 12/15/2017	590	633
Comcast Corp.
4.65%, 07/15/2042	712	772
COX Communications, Inc.
8.38%, 03/01/2039—144A	200	317
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
5.15%, 03/15/2042	75	78
NBCUniversal Media LLC
2.88%, 01/15/2023	359	362
4.38%, 04/01/2021	175	200
5.15%, 04/30/2020	175	210
Time Warner Cable, Inc.
4.50%, 09/15/2042	442	454
5.50%, 09/01/2041	130	152
Metals & Mining—0.1%
Novelis, Inc.
8.75%, 12/15/2020	250	276
Multiline Retail—0.2%
Macy’s Retail Holdings, Inc.
5.90%, 12/01/2016	175	206
7.45%, 07/15/2017	315	391
Multi-Utilities—0.2%
Dominion Resources, Inc.
1.95%, 08/15/2016	235	243
MidAmerican Energy Holdings Co.
5.95%, 05/15/2037	435	560
Oil, Gas & Consumable Fuels—1.0%
Anadarko Petroleum Corp.
5.95%, 09/15/2016 ^	392	455
Energy Transfer Partners, LP
6.50%, 02/01/2042	340	427
EOG Resources, Inc.
2.63%, 03/15/2023	107	110
Kinder Morgan Energy Partners, LP
5.95%, 02/15/2018	500	610
Laredo Petroleum, Inc.
7.38%, 05/01/2022	180	196
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019—144A ^	240	240
MEG Energy Corp.
6.38%, 01/30/2023—144A	65	70
6.50%, 03/15/2021—144A	150	161

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal (000’s)	Value (000’s)
Oil, Gas & Consumable Fuels (continued)
Nexen, Inc.
5.88%, 03/10/2035	$10	$12
6.40%, 05/15/2037	90	115
7.50%, 07/30/2039	175	251
Peabody Energy Corp.
6.25%, 11/15/2021 ^	135	139
Range Resources Corp.
5.75%, 06/01/2021	40	43
7.25%, 05/01/2018	300	317
Valero Energy Corp.
6.63%, 06/15/2037	90	112
Western Gas Partners, LP
4.00%, 07/01/2022 ^	153	162
5.38%, 06/01/2021	282	325
Paper & Forest Products—0.2%
International Paper Co.
4.75%, 02/15/2022 ^	445	506
6.00%, 11/15/2041	115	141
Pharmaceuticals—0.1%
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021	70	76
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/2021 ^	170	185
Real Estate Investment Trusts—0.1%
Ventas Realty, LP
4.75%, 06/01/2021	120	134
Vornado Realty, LP
5.00%, 01/15/2022 ^	250	283
Real Estate Management & Development—0.1%
Realogy Corp.
7.88%, 02/15/2019—144A	270	290
Road & Rail—0.0% ¥
Burlington Northern Santa Fe LLC
3.05%, 09/01/2022	50	52
Specialty Retail—0.0% ¥
QVC, Inc.
7.50%, 10/01/2019—144A	145	160
Wireless Telecommunication Services—0.6%
America Movil SAB de CV
2.38%, 09/08/2016 ^	300	314
4.38%, 07/16/2042	200	209
Crown Castle Towers LLC
6.11%, 01/15/2020—144A	545	663
MetroPCS Wireless, Inc.
7.88%, 09/01/2018 ^	12	13
SBA Tower Trust
5.10%, 04/17/2017—144A	650	722
Sprint Nextel Corp.
9.00%, 11/15/2018—144A	305	377

Total Corporate Debt Securities (cost $34,892)		37,181

STRUCTURED NOTES DEBT—0.2%
Diversified Financial Services—0.2%
Tiers Trust
2.19%, 05/12/2014—144A *	740	744
Total Structured Notes Debt (cost $740)
SHORT-TERM U.S. GOVERNMENT OBLIGATION—0.1%
U.S. Treasury Bill
0.15%, 05/30/2013 ▲ g	340	340
Total Short-Term U.S. Government Obligation (cost $340)

	Shares	Value (000’s)
PREFERRED STOCK—0.0% ¥
Diversified Financial Services—0.0% ¥
Citigroup Capital XIII, 7.88% *	5,463	$152
Total Preferred Stock (cost $144)
COMMON STOCKS—59.8%
Aerospace & Defense—1.2%
Honeywell International, Inc.	21,402	1,311
Northrop Grumman Corp.	4,650	319
United Technologies Corp.	37,836	2,957
Air Freight & Logistics—0.6%
United Parcel Service, Inc.—Class B	30,616	2,243
Airlines—0.1%
Southwest Airlines Co.	25,938	229
Auto Components—0.2%
Delphi Automotive PLC ‡	7,130	224
Johnson Controls, Inc.	17,866	460
Automobiles—0.3%
Ford Motor Co.	33,070	369
General Motors Co. ‡	29,034	740
Beverages—2.2%
Beam, Inc.	4,640	258
Coca-Cola Co.	113,940	4,237
Coca-Cola Enterprises, Inc.	30,727	966
Constellation Brands, Inc.—Class A ‡	2,359	83
Dr. Pepper Snapple Group, Inc. ^	12,302	527
PepsiCo, Inc.	33,196	2,298
Biotechnology—1.1%
Biogen Idec, Inc. ‡	14,879	2,056
Celgene Corp. ‡	24,778	1,817
Vertex Pharmaceuticals, Inc. ‡	8,701	420
Building Products—0.2%
Masco Corp.	38,896	587
Capital Markets—1.5%
Ameriprise Financial, Inc.	11,903	695
Franklin Resources, Inc.	2,414	309
Goldman Sachs Group, Inc.	4,202	514
Invesco, Ltd.	56,507	1,374
Morgan Stanley	39,882	693
State Street Corp.	42,236	1,882
Chemicals—1.2%
Air Products & Chemicals, Inc.	15,247	1,183
CF Industries Holdings, Inc.	2,173	446
Dow Chemical Co.	27,932	818
E.I. du Pont de Nemours & Co.	16,228	722
Georgia Gulf Corp.	6,369	225
LyondellBasell Industries NV—Class A	6,801	363
Monsanto Co.	7,804	672
Commercial Banks—1.9%
Comerica, Inc.	6,918	206
Huntington Bancshares, Inc. ^	35,570	227
KeyCorp	43,824	369
PNC Financial Services Group, Inc.	2,806	163
Regions Financial Corp.	24,338	159
SunTrust Banks, Inc.	26,241	714
Wells Fargo & Co.	153,698	5,178
Commercial Services & Supplies—0.2%
Tyco International, Ltd.	31,301	841
Communications Equipment—1.2%
Cisco Systems, Inc.	150,474	2,580
QUALCOMM, Inc.	33,469	1,960
Computers & Peripherals—3.3%
Apple, Inc.	18,855	11,220
Hewlett-Packard Co.	67,916	941
NetApp, Inc. ‡	7,615	205
Construction & Engineering—0.5%
Fluor Corp.	33,370	1,864

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Shares	Value (000’s)
Consumer Finance—0.8%
American Express Co.	21,000	$1,175
Capital One Financial Corp.	25,458	1,532
SLM Corp.	8,318	146
Containers & Packaging—0.1%
Crown Holdings, Inc. ‡	8,756	335
Diversified Consumer Services—0.1%
H&R Block, Inc. ^	18,640	330
Diversified Financial Services—1.6%
Bank of America Corp.	253,059	2,359
Citigroup, Inc.	79,496	2,971
CME Group, Inc.—Class A	13,796	772
Diversified Telecommunication Services—1.3%
AT&T, Inc.	50,604	1,750
Verizon Communications, Inc.	68,477	3,057
Electric Utilities—1.1%
American Electric Power Co., Inc.	28,112	1,249
NextEra Energy, Inc.	30,705	2,151
NV Energy, Inc.	39,440	750
Electrical Equipment—0.5%
Emerson Electric Co.	40,421	1,958
Energy Equipment & Services—1.5%
Baker Hughes, Inc.	16,399	688
Ensco PLC—Class A	19,051	1,102
Halliburton Co.	43,192	1,395
National Oilwell Varco, Inc.	13,075	964
Schlumberger, Ltd.	22,024	1,530
Food & Staples Retailing—0.8%
CVS Caremark Corp.	22,223	1,031
Kroger Co.	18,795	474
Walgreen Co.	1,032	36
Wal-Mart Stores, Inc.	14,705	1,104
Whole Foods Market, Inc.	2,770	262
Food Products—1.6%
Archer-Daniels-Midland Co.	35,851	962
ConAgra Foods, Inc.	16,220	452
General Mills, Inc.	39,944	1,601
Kellogg Co.	3,634	190
Mondelez International, Inc.—Class A ‡	90,100	2,391
Smithfield Foods, Inc. ‡	12,064	247
Gas Utilities—0.1%
AGL Resources, Inc.	4,974	203
UGI Corp.	7,636	247
Health Care Equipment & Supplies—1.1%
Baxter International, Inc.	18,913	1,185
CareFusion Corp. ‡	47,988	1,275
Covidien PLC	28,739	1,578
Hologic, Inc. ‡	5,142	106
St. Jude Medical, Inc.	2,220	85
Health Care Providers & Services—1.3%
Aetna, Inc.	50	2
AmerisourceBergen Corp.—Class A	22,410	884
CIGNA Corp.	4,625	236
DaVita, Inc. ‡	4,830	543
Humana, Inc.	15,779	1,172
UnitedHealth Group, Inc.	39,235	2,197
Hotels, Restaurants & Leisure—0.1%
Carnival Corp. ^	7,797	295
Household Durables—0.4%
D.R. Horton, Inc. ^	10,595	222
Lennar Corp.—Class A ^	7,185	269
PulteGroup, Inc. ‡ ^	64,583	1,120
Household Products—0.8%
Clorox Co.	5,438	393
Energizer Holdings, Inc. ^	4,533	331
Procter & Gamble Co.	31,894	2,208
Independent Power Producers & Energy Traders—0.0% ¥
AES Corp.	10,770	113

	Shares	Value (000’s)
Industrial Conglomerates—0.5%
General Electric Co.	82,446	$1,736
Insurance—2.0%
ACE, Ltd.	17,747	1,396
Axis Capital Holdings, Ltd.	3,037	110
Berkshire Hathaway, Inc.—Class B ‡	26,017	2,247
Everest RE Group, Ltd.	2,024	225
Hartford Financial Services Group, Inc. ^	20,310	441
MetLife, Inc.	51,207	1,817
PartnerRe, Ltd.	11,175	905
Prudential Financial, Inc.	9,119	520
Internet & Catalog Retail—0.5%
Amazon.com, Inc. ‡	6,681	1,556
Expedia, Inc.	8,190	484
Internet Software & Services—1.4%
eBay, Inc. ‡	21,168	1,022
Google, Inc.—Class A ‡	5,871	3,991
LinkedIn Corp.—Class A ‡	1,138	122
IT Services—1.7%
Cognizant Technology Solutions Corp.— Class A ‡	8,319	554
Fidelity National Information Services, Inc.	17,121	563
International Business Machines Corp.	19,499	3,793
Visa, Inc.—Class A	10,160	1,410
Life Sciences Tools & Services—0.1%
Mettler-Toledo International, Inc. ‡	1,317	223
Machinery—0.6%
PACCAR, Inc. ^	28,859	1,251
Pentair, Ltd.	9,557	404
SPX Corp.	6,727	461
Stanley Black & Decker, Inc.	2,897	201
Media—2.5%
CBS Corp.—Class B	60,757	1,969
Comcast Corp.—Class A	53,490	2,006
DIRECTV ‡	5,752	294
DISH Network Corp.—Class A	7,017	250
Time Warner Cable, Inc.	22,095	2,190
Time Warner, Inc.	50,907	2,212
Walt Disney Co.	5,180	254
Metals & Mining—0.6%
Alcoa, Inc.	43,074	369
Freeport-McMoRan Copper & Gold, Inc.	21,146	823
Newmont Mining Corp.	8,748	477
U.S. Steel Corp. ^	10,567	215
Walter Energy, Inc. ^	6,135	214
Multiline Retail—1.0%
Big Lots, Inc. ‡	1,010	29
Kohl’s Corp.	3,770	201
Macy’s, Inc.	13,030	496
Nordstrom, Inc.	6,550	372
Target Corp.	43,479	2,772
Multi-Utilities—0.9%
NiSource, Inc.	8,845	225
OGE Energy Corp.	739	43
PG&E Corp.	30,239	1,286
Sempra Energy	25,060	1,748
Oil, Gas & Consumable Fuels—5.2%
Anadarko Petroleum Corp.	8,593	591
Apache Corp.	13,230	1,095
Chesapeake Energy Corp. ^	11,360	230
Chevron Corp.	47,641	5,252
ConocoPhillips	8,891	514
Denbury Resources, Inc. ‡	6,670	102
Devon Energy Corp.	6,930	403
EOG Resources, Inc.	12,500	1,457
Exxon Mobil Corp.	56,118	5,117
Kinder Morgan, Inc.	33,748	1,171
Marathon Petroleum Corp.	5,880	323

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Shares	Value (000’s)
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.	14,019	$1,107
Peabody Energy Corp. ^	21,893	611
Phillips 66	4,800	226
Valero Energy Corp.	34,578	1,006
Pharmaceuticals—3.7%
Abbott Laboratories	32,895	2,155
Allergan, Inc.	9,857	886
Johnson & Johnson ^	14,114	1,000
Merck & Co., Inc.	102,362	4,672
Mylan, Inc. ‡	25,154	637
Pfizer, Inc.	149,773	3,726
Valeant Pharmaceuticals International, Inc. ‡	3,780	211
Real Estate Investment Trusts—1.4%
American Tower Corp.—Class A	2,377	179
Apartment Investment & Management Co.—Class A	13,228	353
CBL & Associates Properties, Inc.	16,965	380
Equity Lifestyle Properties, Inc.	1,484	100
Essex Property Trust, Inc. ^	1,944	292
Highwoods Properties, Inc. ^	5,996	193
Home Properties, Inc.	5,300	322
Host Hotels & Resorts, Inc.	12,370	179
LaSalle Hotel Properties ^	11,671	279
Liberty Property Trust	4,784	168
National Retail Properties, Inc. ^	6,325	200
Pennsylvania Real Estate Investment Trust ‡	13,500	223
Plum Creek Timber Co., Inc. ^	13,237	581
Post Properties, Inc.	927	45
Public Storage	2,440	338
Simon Property Group, Inc.	5,170	788
Weyerhaeuser Co.	19,029	527
Road & Rail—1.7%
CSX Corp.	110,860	2,269
Norfolk Southern Corp.	15,735	965
Union Pacific Corp.	26,741	3,291
Semiconductors & Semiconductor Equipment—1.2%
Altera Corp.	19,173	584
Broadcom Corp.—Class A ‡	15,116	477
Intel Corp.	30,627	662
KLA-Tencor Corp.	6,982	325
LAM Research Corp. ‡	52,243	1,849
LSI Corp. ‡	79,060	542
Marvell Technology Group, Ltd.	22,833	180
Software—2.6%
Adobe Systems, Inc. ‡	18,509	629
Citrix Systems, Inc. ‡	6,345	392
Microsoft Corp.	169,551	4,838
Oracle Corp.	118,810	3,689
Zynga, Inc.—Class A ‡	63,801	144
Specialty Retail—1.7%
AutoZone, Inc. ‡	3,743	1,404
Home Depot, Inc.	41,489	2,546
Lowe’s Cos., Inc.	47,713	1,545
O’Reilly Automotive, Inc. ‡	2,030	174
Staples, Inc. ^	11,940	137
TJX Cos., Inc.	12,633	526
Textiles, Apparel & Luxury Goods—0.8%
Coach, Inc.	21,097	1,182
V.F. Corp.	11,518	1,803
Tobacco—0.7%
Philip Morris International, Inc.	29,199	2,586
Trading Companies & Distributors—0.1%
WW Grainger, Inc. ^	2,364	476

	Shares	Value (000’s)
Wireless Telecommunication Services—0.0% ¥
MetroPCS Communications, Inc. ‡	15,810	$161

Total Common Stocks (cost $194,413)		223,144

SHORT-TERM INVESTMENT COMPANY—1.0%
Capital Markets—1.0%
BlackRock Provident TempFund 24 à	3,580,515	3,581
Total Short-Term Investment Company (cost $3,581)

SECURITIES LENDING COLLATERAL—5.5%
State Street Navigator Securities Lending
Trust—Prime Portfolio, 0.31% 	20,733,562	20,734
Total Securities Lending Collateral (cost $20,734)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—1.2%
State Street Bank & Trust Co. 0.03% , dated 10/31/2012, to be repurchased at $4,519 on 11/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $4,610.	$4,519	4,519

Total Repurchase Agreement (cost $4,519)
Total Investment Securities (cost $383,500) P		416,820
Other Assets and Liabilities—Net		(42,903)

Net Assets		$373,917

	Principal (000’s)	Value (000’s)
TBA SHORT COMMITMENTS—(4.8%)
U.S. Government Agency Obligations—(4.8%)
Fannie Mae, TBA
3.50%	$(3,700)	$(3,937)
4.00%	(2,600)	(2,781)
4.50%	(6,300)	(6,796)
5.50%	(1,200)	(1,316)
Ginnie Mae, TBA
4.00%	(800)	(875)
4.50%	(2,100)	(2,303)

Total TBA Short Commitments (proceeds $(18,036))		(18,008)

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars (Sold) (000’s)	Net Unrealized Appreciation (000’s)
EUR	UBS	(3,911)	01/23/2013	$(5,136)	$63
EUR	UBS	(332)	01/23/2013	(434)	3

					$66

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation) (000’s)
10-Year Australian Treasury Bond	Long	20	12/17/2012	$28
10-Year U.S. Treasury Note	Short	(77)	12/19/2012	(1)
2-Year U.S. Treasury Note	Long	71	12/31/2012	(1)
30-Year U.S. Treasury Bond	Long	12	12/19/2012	3
3-Year Australian Treasury Bond	Short	(45)	12/17/2012	(19)
5-Year U.S. Treasury Note	Long	97	12/31/2012	11
90- Austrilan Bank Bill	Short	(19)	03/07/2013	5
German Euro Bund	Short	(14)	12/06/2012	(15)
S&P 500 E-Mini Index	Long	69	12/21/2012	(122)

				$(111)

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of 10/31/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received) Pledged (000’s)	Net Exposures (1) (000’s)
UBS	$66	$—	$66

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $20,292.
g	A portion of these securities, in the amount of $442, has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
	Rate shown reflects the yield at 10/31/2012.
*	Floating or variable rate note. Rate is listed as of 10/31/2012.
¥	Percentage rounds to less than 0.1%.
Ž	The security has a perpetual maturity. The date shown is the next call date.
‡	Non-income producing security.
à	The investment issuer is affiliated with a sub-adviser of the fund.
P	Aggregate cost for federal income tax purposes is $387,585. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $32,430 and $3,195, respectively. Net unrealized appreciation for tax purposes is $29,235.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 10/31/2012, these securities aggregated $31,941 or 8.54% of the fund’s net assets.
IO	Interest Only
OTC	Over the Counter
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
TBA	To Be Announced
UBS	UBS Warburg LLC

CURRENCY ABBREVIATION:

EUR	Euro

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/2012
Asset-Backed Securities	$—	$13,971	$—	$13,971
Common Stocks	223,144	—	—	223,144
Corporate Debt Securities	—	37,181	—	37,181
Foreign Government Obligations	—	7,289	—	7,289
Mortgage-Backed Securities	—	22,605	—	22,605
Preferred Corporate Debt Securities	—	839	—	839
Preferred Stock	152	—	—	152
Repurchase Agreement	—	4,519	—	4,519
Securities Lending Collateral	20,734	—	—	20,734
Short-Term Investment Company	3,581	—	—	3,581
Short-Term U.S. Government Obligation	—	340	—	340
Structured Notes Debt	—	744	—	744
U.S. Government Agency Obligations	—	61,496	—	61,496
U.S. Government Obligations	—	20,225	—	20,225

Total	$247,611	$169,209	$—	$416,820

TBA Short Commitments	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/2012
U.S. Government Agency Obligations	$—	$(18,008)	$—	$(18,008)

Other Financial Instruments ₣	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/2012
Futures Contracts—Appreciation	$47	$—	$—	$47
Futures Contracts—Depreciation	(158)	—	—	(158)
Forward Foreign Currency Contracts—Appreciation	—	66	—	66

Total	$(111)	$66	$—	$(45)

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 10/31/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Short-Term Bond

(formerly, Transamerica AEGON Short-Term Bond)

SCHEDULE OF INVESTMENTS

At October 31, 2012

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT AGENCY OBLIGATION—0.0% ¥
Freddie Mac
2.89%, 08/01/2037 *	$663	$714
Total U.S. Government Agency Obligation (cost $672)
MORTGAGE-BACKED SECURITIES—22.4%
7 WTC Depositor LLC Trust
Series 2012-7WTC, Class A
4.08%, 03/13/2031—144A	6,895	7,281
American General Mortgage Loan Trust
Series 2009-1, Class A5
5.75%, 09/25/2048—144A *	13,311	13,442
Series 2009-1, Class A6
5.75%, 09/25/2048—144A *	20,611	21,040
American Tower Trust
Series 2007-1A, Class AFX
5.42%, 04/15/2037—144A	22,047	23,083
Series 2007-1A, Class B
5.54%, 04/15/2037—144A	4,750	4,902
Series 2007-1A, Class C
5.62%, 04/15/2037—144A	14,550	14,981
Series 2007-1A, Class D
5.96%, 04/15/2037—144A	9,755	10,045
Banc of America Funding Corp.
Series 2010-R4, Class 1A1
5.50%, 07/26/2036—144A	4,905	5,094
Series 2010-R6, Class 3A1
6.25%, 09/26/2037—144A	4,409	4,618
Series 2010-R6, Class 4A1
2.97%, 07/26/2035—144A *	3,263	3,238
Series 2011-R1, Class A1
4.00%, 08/26/2036—144A *	1,591	1,600
Banc of America Large Loan, Inc.
Series 2007-BMB1, Class A2
0.96%, 08/15/2029—144A *	13,700	13,504
BCAP LLC Trust
Series 2006-RR1, Class PD
5.00%, 11/25/2036	8,540	8,687
Series 2009-RR3, Class 1A2
6.00%, 11/26/2036—144A *	1,498	1,539
Series 2009-RR3, Class 2A1
4.85%, 05/26/2037—144A *	3,605	3,647
Series 2009-RR6, Class 2A1
2.97%, 08/26/2035—144A *	8,119	7,384
Series 2009-RR10, Class 2A1
3.12%, 08/26/2035—144A *	3,147	3,108
Series 2009-RR13, Class 13A3
5.25%, 03/26/2037—144A *	4,436	4,473
Series 2009-RR13, Class 14A1
5.25%, 03/26/2037—144A *	2,178	2,214
Series 2009-RR13, Class 2A3
5.52%, 02/26/2036—144A *	4,421	4,566
Series 2009-RR13, Class 3A3
5.35%, 05/26/2036—144A *	9,722	9,980
Series 2009-RR14, Class 1A1
6.05%, 05/26/2037—144A *	11,706	12,505
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036—144A *	7,150	7,436
Series 2010-RR6, Class 15A5
5.50%, 12/26/2036—144A *	3,236	3,271
Series 2010-RR6, Class 16A5
5.50%, 04/26/2036—144A *	2,292	2,344

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
BCAP LLC Trust (continued)
Series 2010-RR6, Class 1A5
5.00%, 08/26/2022—144A *	$6,867	$7,005
Series 2010-RR6, Class 20A1
4.50%, 11/26/2035—144A *	2,313	2,317
Series 2010-RR7, Class 5A6
5.50%, 10/26/2036—144A	8,718	9,049
Series 2011-RR1, Class 5A1
3.00%, 09/28/2036—144A *	1,407	1,407
Series 2012-RR2, Class 7A3
2.62%, 09/26/2035—144A *	9,060	9,241
Series 2012-RR4, Class 2A5
2.41%, 04/26/2037—144A *	11,621	11,671
Series 2012-RR5, Class 6A1
3.10%, 10/26/2035 *	11,897	11,856
Bear Stearns Commercial Mortgage Securities
Series 2007-PW17, Class AAB
5.70%, 06/11/2050	9,198	9,798
BNPP Mortgage Securities LLC
Series 2009-1, Class A1
6.00%, 08/27/2037—144A	9,024	9,464
Capmark Military Housing Trust
Series 2008-AMCW, Class A2
5.91%, 03/10/2015—144A	4,900	5,013
Citigroup Mortgage Loan Trust, Inc.
Series 2003-HE3, Class A
0.59%, 12/25/2033 *	6,615	6,024
Series 2009-10, Class 6A1
5.47%, 09/25/2034—144A *	4,365	4,553
Series 2010-8, Class 5A6
4.00%, 11/25/2036—144A	16,965	17,483
Series 2010-8, Class 6A6
4.50%, 12/25/2036—144A	15,005	15,620
Series 2010-8, Class 6A62
3.50%, 12/25/2036—144A	9,259	9,566
Countrywide Home Loan Mortgage Pass- Through Trust
Series 2002-35, Class 1A3
5.00%, 02/25/2018	6,384	6,527
Credit Suisse Mortgage Capital Certificates
Series 2007-C1, Class AAB
5.34%, 02/15/2040	12,212	12,818
Series 2007-C4, Class AAB
5.76%, 09/15/2039 *	11,383	12,437
Series 2009-12R, Class 36A1
5.09%, 06/27/2036—144A *	5,378	5,406
Series 2009-16R, Class 11A1
7.00%, 08/26/2036—144A	4,208	4,377
Series 2010-1R, Class 28A1
5.00%, 02/27/2047—144A	15,770	15,628
Series 2010-1R, Class 40A1
5.00%, 04/27/2036—144A	1,931	1,968
Series 2010-12R, Class 10A1
4.50%, 11/26/2036—144A *	3,258	3,278
Series 2010-15R, Class 2A1
3.50%, 05/26/2036—144A *	9,369	9,761
Series 2010-15R, Class 4A1
3.50%, 04/26/2035—144A *	12,674	12,809
Series 2010-15R, Class 6A1
3.50%, 10/26/2046—144A *	6,396	6,462
Series 2010-18R, Class 1A11
3.75%, 08/26/2035—144A *	7,733	7,703

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Short-Term Bond

(formerly, Transamerica AEGON Short-Term Bond)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates (continued)
Series 2010-18R, Class 3A1
4.00%, 03/26/2037—144A	$7,650	$7,836
Series 2010-RR4, Class 2B
5.47%, 09/18/2039—144A *	8,250	8,761
GS Mortgage Securities Corp. II
Series 2007-EOP, Class A3
1.46%, 03/06/2020—144A *	5,780	5,779
Series 2007-EOP, Class B
1.73%, 03/06/2020—144A *	11,300	11,298
Series 2007-EOP, Class E
2.48%, 03/06/2020—144A *	31,300	31,301
Impac CMB Trust
Series 2007-A, Class A
0.46%, 05/25/2037 *	12,629	12,117
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
3.06%, 12/26/2037—144A *	3,717	3,738
Series 2009-R2, Class 3A
2.79%, 01/26/2047—144A *	2,357	2,363
Series 2009-R7, Class 10A3
6.00%, 12/26/2036—144A	1,542	1,605
Series 2009-R7, Class 11A1
2.76%, 03/26/2037—144A *	3,403	3,309
Series 2009-R7, Class 12A1
5.08%, 08/26/2036—144A *	1,747	1,729
Series 2009-R7, Class 1A1
3.95%, 02/26/2036—144A *	1,869	1,809
Series 2009-R7, Class 4A1
2.92%, 09/26/2034—144A *	2,365	2,271
Series 2009-R9, Class 1A1
2.73%, 08/26/2046—144A *	9,860	9,796
Series 2010-R2, Class 1A1
6.00%, 05/26/2036—144A	7,796	8,126
Series 2010-R3, Class 1A1
3.03%, 03/21/2036—144A *	5,867	6,029
Series 2010-R6, Class 1A1
4.00%, 09/26/2037—144A	6,034	6,111
Series 2010-R8, Class 2A1
5.00%, 10/26/2036—144A	4,849	4,903
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-C1, Class ASB
5.86%, 02/15/2051	6,788	7,371
Series 2007-CB19, Class ASB
5.71%, 02/12/2049 *	8,993	9,908
Series 2007-LD11, Class ASB
5.81%, 06/15/2049 *	15,502	17,000
JPMorgan Re-REMIC
Series 2009-7, Class 8A1
5.41%, 01/27/2047—144A *	2,631	2,689
Series 2009-11, Class 1A1
2.89%, 02/26/2037—144A *	6,897	6,752
Series 2010-4, Class 7A1
1.87%, 08/26/2035—144A *	9,048	8,960
Series 2010-5, Class 2A2
4.50%, 07/26/2035—144A *	10,510	10,661
LB-UBS Commercial Mortgage Trust
Series 2004-C8, Class B
4.91%, 12/15/2039 *	12,585	13,474

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
LSTAR Commercial Mortgage Trust
Series 2011-1, Class A
3.91%, 06/25/2043—144A	$9,443	$9,855
Morgan Stanley Re-REMIC Trust
Series 2010-R4, Class 3A
5.50%, 08/26/2047—144A	26,526	28,184
Mortgage Equity Conversion Asset Trust
Series 2010-1A, Class A
4.00%, 07/25/2060—144A	14,296	13,725
ORES NPL LLC
Series 2012-LV1, Class A
4.00%, 09/25/2044—144A	15,443	15,528
RBSCF Trust
Series 2010-RR3, Class CSCA
5.47%, 09/16/2039—144A *	13,000	14,874
RBSSP Resecuritization Trust
Series 2009-1, Class 10A1
6.50%, 07/26/2037—144A	9,435	9,936
RREF 2012 LT1 LLC
Series 2012-LT1A, Class A
4.75%, 02/15/2025—144A	763	763
S2 Hospitality LLC
Series 2012-LV1, Class A
4.50%, 04/15/2025—144A	6,288	6,317
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class A2
0.33%, 09/15/2021—144A *	17,000	16,429
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
4.10%, 06/25/2033 *	1,265	1,286
Wells Fargo Mortgage Loan Trust
Series 2010-RR2, Class 1A1
3.10%, 09/27/2035—144A *	7,444	7,436
Series 2010-RR4, Class 1A1
5.15%, 12/27/2046—144A *	7,216	7,328
Series 2011-RR3, Class A1
2.82%, 03/27/2037—144A *	16,420	16,301
WFDB Commercial Mortgage Trust
Series 2011-BXR, Class A
3.66%, 07/05/2024—144A	15,000	15,383

Total Mortgage-Backed Securities (cost $781,187)		792,264

ASSET-BACKED SECURITIES - 8.4%
AH Mortgage Advance Trust
Series SART-1, Class A2
3.37%, 05/10/2043—144A	28,890	28,890
Series SART-2, Class A1
3.27%, 09/15/2043—144A	20,300	20,558
AmeriCredit Automobile Receivables Trust
Series 2012-2, Class C
2.64%, 10/10/2017	7,500	7,668
BXG Receivables Note Trust
Series 2012-A, Class A
2.66%, 12/02/2027—144A	19,056	19,018
ColumbusNova CLO Ltd
Series 2007-I
0.69%, 05/16/2019—144A *	4,870	4,724
DT Auto Owner Trust
Series 2009-1, Class C
10.75%, 10/15/2015—144A	1,633	1,637

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Short-Term Bond

(formerly, Transamerica AEGON Short-Term Bond)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
HLSS Servicer Advance Receivables Backed Notes
Series 2012-T2, Class A2
1.99%, 10/15/2045—144A	$34,900	$35,171
HSBC Home Equity Loan Trust
Series 2006-3, Class A4
0.45%, 03/20/2036 *	23,721	21,673
Series 2007-1, Class A4
0.57%, 03/20/2036 *	9,352	8,248
Marriott Vacation Club Owner Trust
Series 2012-1A, Class A
2.51%, 05/20/2030—144A	18,012	18,332
Mountain View Funding CLO
Series 2007-3A, Class A1
0.55%, 04/16/2021—144A * Ə	4,931	4,790
Orange Lake Timeshare Trust
Series 2012-AA, Class A
3.45%, 03/10/2027—144A	5,719	5,810
Prestige Auto Receivables Trust
Series 2012-1A, Class C
3.25%, 07/15/2019—144A	5,000	5,131
Sierra Receivables Funding Co., LLC
Series 2007-1A, Class A2
0.36%, 03/20/2019—144A *	1,678	1,665
Series 2011-2A, Class A
3.26%, 05/20/2028—144A	5,248	5,357
Series 2011-3A, Class A
3.37%, 07/20/2028—144A	6,842	7,031
Series 2012-2A, Class A
2.38%, 03/20/2029—144A	11,556	11,761
Series 2012-3A, Class A
1.87%, 08/20/2029—144A	20,000	19,773
SVO VOI Mortgage Corp.
Series 2012-AA, Class A
2.00%, 09/20/2029—144A	24,000	24,001
TAL Advantage LLC
Series 2011-1A, Class A
4.60%, 01/20/2026—144A	17,267	18,277
Tax Liens Securitization Trust
Series 2010-1A, Class 2A2
2.00%, 04/15/2018—144A	885	886
Trafigura Securitisation Finance PLC
Series 2012-1A, Class A
2.61%, 10/15/2015—144A *	25,520	25,935

Total Asset-Backed Securities (cost $291,909)		296,336

MUNICIPAL GOVERNMENT OBLIGATION—0.5%
Rhode Island Economic Development Corp.
6.00%, 11/01/2015 §	16,950	17,782
Total Municipal Government Obligations (cost $16,950)

CORPORATE DEBT SECURITIES—63.4%
Aerospace & Defense—0.8%
Exelis, Inc.
4.25%, 10/01/2016	27,920	29,128
Airlines—3.3%
AirTran Airways Pass-Through Trust
Series 1999-1
10.41%, 04/01/2017—144A	21,728	25,530
America West Airlines Pass-Through Trust
Series 1999-1, Class G
7.93%, 01/02/2019	3,314	3,563

	Principal (000’s)	Value (000’s)
Airlines (continued)
America West Airlines Pass-Through Trust (continued)
Series 2000-1, Class G
8.06%, 07/02/2020	$11,495	$12,328
Continental Airlines Pass-Through Trust
Series 1997-1, Class A
7.46%, 04/01/2015 ^	6,087	6,277
Delta Air Lines, Inc., Pass-Through Trust
Series 2010-1, Class 1A
6.20%, 07/02/2018 ^	31,675	35,160
Northwest Airlines Pass-Through Trust
Series 2002-1, Class G1
1.18%, 05/20/2014 * ^	712	704
Series 2002-1, Class G2
6.26%, 11/20/2021	2,263	2,391
UAL Pass-Through Trust
Series 2009-1
10.40%, 11/01/2016	27,212	31,261
Beverages—0.6%
Anheuser-Busch InBev Worldwide, Inc.
9.75%, 11/17/2015	BRL21,570	11,948
Coca-Cola Bottling Co. Consolidated
5.00%, 06/15/2016	$7,650	8,441
Capital Markets—1.8%
Macquarie Group, Ltd.
7.30%, 08/01/2014—144A	25,590	27,796
Morgan Stanley
0.82%, 10/15/2015 *	21,060	20,304
4.00%, 07/24/2015 ^	14,850	15,479
Commercial Banks—8.6%
Banco Santander Chile
2.88%, 11/13/2012—144A	26,595	26,598
Bank of America NA
6.00%, 06/15/2016 ^	10,000	11,373
BBVA US Senior SAU
2.56%, 05/16/2014 *	10,990	10,851
3.25%, 05/16/2014 ^	14,558	14,561
BNP Paribas / BNP Paribas US Medium- Term Note Program LLC
5.13%, 01/15/2015—144A	9,960	10,358
BNP Paribas SA
2.38%, 09/14/2017 ^	8,220	8,280
CIT Group, Inc.
4.75%, 02/15/2015—144A ^	14,580	15,090
Export-Import Bank of Korea
4.00%, 01/11/2017 ^	13,900	15,206
First Horizon National Corp.
5.38%, 12/15/2015	11,645	12,765
First Tennessee Bank NA
5.05%, 01/15/2015	16,535	17,281
ING Bank NV
2.00%, 09/25/2015—144A	3,500	3,528
2.01%, 09/25/2015—144A * ^	31,510	31,682
JPMorgan Chase Bank NA
5.88%, 06/13/2016 ^	9,750	11,081
Korea Development Bank
8.00%, 01/23/2014	3,000	3,244
Nordea Bank AB
2.25%, 03/20/2015—144A	15,800	16,184
Regions Financial Corp.
7.75%, 11/10/2014 ^	13,000	14,333
Royal Bank of Scotland Group PLC
5.00%, 10/01/2014	9,820	10,104

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Short-Term Bond

(formerly, Transamerica AEGON Short-Term Bond)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal (000’s)	Value (000’s)
Commercial Banks (continued)
Royal Bank of Scotland Group PLC (continued)
5.05%, 01/08/2015 ^	$6,285	$6,506
US Bancorp
3.44%, 02/01/2016 ^	30,000	31,514
Wachovia Corp.
0.65%, 10/28/2015 *	17,745	17,488
Zions Bancorporation
7.75%, 09/23/2014	19,356	21,327
Commercial Services & Supplies—0.7%
Hutchison Whampoa International 11, Ltd.
3.50%, 01/13/2017—144A ^	9,600	10,198
KAR Auction Services, Inc.
4.31%, 05/01/2014 *	14,785	14,785
Construction Materials—0.6%
CRH America, Inc.
5.30%, 10/15/2013	4,600	4,771
6.00%, 09/30/2016	15,000	16,813
Vulcan Materials Co.
6.30%, 06/15/2013	2	2
Consumer Finance—0.4%
Ally Financial, Inc.
6.75%, 12/01/2014 ^	13,360	14,395
Containers & Packaging—0.5%
Rexam PLC
6.75%, 06/01/2013—144A	16,424	16,672
Distributors—0.9%
Glencore Funding LLC
6.00%, 04/15/2014—144A	29,555	30,951
Diversified Financial Services—6.9%
Bank of America Corp.
5.63%, 10/14/2016 ^	24,940	28,436
Citigroup, Inc.
2.25%, 08/07/2015 ^	17,220	17,666
2.65%, 03/02/2015 ^	15,000	15,466
CNH Capital LLC
3.88%, 11/01/2015—144A	18,000	18,450
Ford Motor Credit Co. LLC
3.98%, 06/15/2016	3,700	3,922
4.21%, 04/15/2016	23,700	25,241
7.00%, 04/15/2015 ^	7,900	8,789
Harley-Davidson Funding Corp.
5.75%, 12/15/2014—144A	10,013	11,003
International Lease Finance Corp.
6.50%, 09/01/2014—144A	10,475	11,261
6.75%, 09/01/2016—144A	18,390	20,781
Lazard Group LLC
7.13%, 05/15/2015	5,974	6,588
Marina District Finance Co., Inc.
9.50%, 10/15/2015 ^	10,547	10,666
Murray Street Investment Trust I
4.65%, 03/09/2017 * ^	34,866	37,832
NASDAQ OMX Group, Inc.
4.00%, 01/15/2015	5,000	5,245
Permanent TSB PLC
3.60%, 01/14/2013—144A	17,085	17,085
PTTEP Australia International Finance Pty, Ltd.
4.15%, 07/19/2015—144A	6,000	6,332

	Principal (000’s)	Value (000’s)
Diversified Telecommunication Services—2.9%
GTP Towers Issuer LLC
4.44%, 02/15/2015—144A	$25,765	$26,729
Qwest Corp.
8.38%, 05/01/2016	7,832	9,388
Telecom Italia Capital SA
4.95%, 09/30/2014	5,238	5,448
6.18%, 06/18/2014	26,189	27,777
Telefonica Emisiones SAU
3.73%, 04/27/2015	31,930	32,568
Electric Utilities—0.7%
Iberdrola Finance Ireland, Ltd.
3.80%, 09/11/2014—144A	24,822	25,566
Electronic Equipment & Instruments—0.6%
Avnet, Inc.
6.00%, 09/01/2015	7,000	7,627
6.63%, 09/15/2016	11,279	12,744
Energy Equipment & Services—2.4%
Boardwalk Pipelines, LP
5.88%, 11/15/2016	2,300	2,585
DCP Midstream Operating, LP
3.25%, 10/01/2015 ^	24,545	25,386
Korea National Oil Corp.
5.38%, 07/30/2014—144A	15,830	16,909
NuStar Pipeline Operating Partnership, LP
5.88%, 06/01/2013 ^	3,000	3,046
Sunoco Logistics Partners Operations, LP
6.13%, 05/15/2016	17,646	19,936
Transocean, Inc.
5.05%, 12/15/2016	13,975	15,652
Health Care Equipment & Supplies—0.3%
Boston Scientific Corp.
6.25%, 11/15/2015	8,603	9,718
Health Care Providers & Services—0.2%
Owens & Minor, Inc.
6.35%, 04/15/2016	4,890	5,454
Hotels, Restaurants & Leisure—0.5%
MGM Resorts International
10.00%, 11/01/2016 ^	15,460	17,624
Household Durables—1.0%
Maytag Corp.
6.45%, 08/15/2014	21,506	23,451
Whirlpool Corp.
7.75%, 07/15/2016	9,970	11,976
Independent Power Producers & Energy Traders—0.9%
TransAlta Corp.
4.75%, 01/15/2015	29,451	31,158
Insurance—3.9%
21st Century Insurance Group
5.90%, 12/15/2013	6,570	6,847
Aspen Insurance Holdings, Ltd.
6.00%, 08/15/2014 ^	10,281	11,019
Liberty Mutual Group, Inc.
5.75%, 03/15/2014—144A	19,200	20,097
Prudential Covered Trust 2012-1
3.00%, 09/30/2015—144A	28,500	29,592
State Auto Financial Corp.
6.25%, 11/15/2013	10,730	11,087
Stone Street Trust
5.90%, 12/15/2015—144A	29,415	30,832
Transatlantic Holdings, Inc.
5.75%, 12/14/2015	25,760	28,673

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Short-Term Bond

(formerly, Transamerica AEGON Short-Term Bond)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal (000’s)	Value (000’s)
IT Services—1.2%
Affiliated Computer Services, Inc.
5.20%, 06/01/2015 ^	$16,300	$17,588
Computer Sciences Corp.
2.50%, 09/15/2015	25,615	26,163
Metals & Mining—2.6%
Anglo American Capital PLC
9.38%, 04/08/2014—144A	12,156	13,493
ArcelorMittal
4.25%, 02/25/2015 ^	20,000	20,003
Kinross Gold Corp.
3.63%, 09/01/2016	7,160	7,249
Vale Overseas, Ltd.
6.25%, 01/11/2016 ^	27,000	30,597
Xstrata Finance Canada, Ltd.
2.85%, 11/10/2014—144A	19,960	20,479
Multi-Utilities—0.4%
Black Hills Corp.
9.00%, 05/15/2014	12,521	13,927
Oil, Gas & Consumable Fuels—7.9%
Anadarko Petroleum Corp.
5.95%, 09/15/2016	17,450	20,270
Chesapeake Energy Corp.
9.50%, 02/15/2015 ^ §	14,465	16,201
Empresa Nacional del Petroleo
6.75%, 11/15/2012—144A	12,938	12,956
Energy Transfer Partners, LP
8.50%, 04/15/2014	9,428	10,365
Gazprom OAO Via GAZ Capital SA
8.13%, 07/31/2014—144A	30,395	33,326
KazMunayGas National Co.
8.38%, 07/02/2013—144A	23,000	23,950
Lukoil International Finance BV
6.38%, 11/05/2014—144A	31,270	33,944
Petrobras International Finance Co.—Pifco
2.88%, 02/06/2015 ^	11,930	12,297
3.50%, 02/06/2017 ^	17,000	17,967
Petrohawk Energy Corp.
7.25%, 08/15/2018	29,270	33,367
Ras Laffan Liquefied Natural Gas Co., Ltd. III
5.83%, 09/30/2016—144A	25,636	28,290
Tengizchevoil Finance Co., SARL
6.12%, 11/15/2014—144A	13,363	13,897
TNK-BP Finance SA
6.25%, 02/02/2015—144A	25,000	26,824
Paper & Forest Products—0.3%
Celulosa Arauco y Constitucion SA
5.13%, 07/09/2013 ^	9,400	9,604
Pharmaceuticals—0.8%
Hospira, Inc.
6.40%, 05/15/2015 ^	15,244	17,058
Watson Pharmaceuticals, Inc.
1.88%, 10/01/2017 ^	10,000	10,136
Professional Services—0.8%
Block Financial LLC
7.88%, 01/15/2013 ^	26,495	26,589
Real Estate Investment Trusts—3.6%
BRE Properties, Inc.
4.70%, 03/17/2014	7,000	7,308
Digital Realty Trust, LP
4.50%, 07/15/2015	14,200	15,250
Healthcare Realty Trust, Inc.
5.13%, 04/01/2014	13,456	14,144

	Principal (000’s)	Value (000’s)
Real Estate Investment Trusts (continued)
Hospitality Properties Trust
7.88%, 08/15/2014	$10,000	$10,785
Kilroy Realty, LP
5.00%, 11/03/2015 ^	14,130	15,429
National Retail Properties, Inc.
6.15%, 12/15/2015	14,850	16,878
6.25%, 06/15/2014	9,958	10,727
UDR, Inc.
5.13%, 01/15/2014	4,900	5,114
5.50%, 04/01/2014	5,500	5,810
6.05%, 06/01/2013	6,080	6,258
WEA Finance LLC / WT Finance AUST Pty, Ltd.
5.75%, 09/02/2015—144A	17,000	18,942
Real Estate Management & Development—1.4%
First Industrial, LP
5.75%, 01/15/2016 ^	10,140	10,771
6.42%, 06/01/2014	2,691	2,823
Post Apartment Homes, LP
6.30%, 06/01/2013	17,965	18,487
Retail Property Trust
7.18%, 09/01/2013—144A	16,445	17,227
Road & Rail—0.1%
GATX Financial Corp.
5.80%, 03/01/2016	4,000	4,464
Trading Companies & Distributors—0.7%
Noble Group, Ltd.
8.50%, 05/30/2013—144A	24,175	25,021
Transportation Infrastructure—1.7%
Heathrow Funding, Ltd.
2.50%, 06/25/2015—144A ^	24,000	24,789
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.50%, 07/11/2014—144A	3,000	3,033
3.13%, 05/11/2015—144A	30,070	30,688
Wireless Telecommunication Services—3.4%
Crown Castle Towers LLC
3.21%, 08/15/2015—144A	12,000	12,499
4.52%, 01/15/2015—144A	15,870	16,806
Richland Towers Funding LLC / Management Funding / RTM Boston / Seattle Funding
4.61%, 03/15/2016—144A	11,546	12,430
SBA Tower Trust
4.25%, 04/15/2015—144A	29,090	30,575
Sprint Nextel Corp.
8.38%, 08/15/2017 ^	18,000	20,880
WCP Wireless Site Funding / WCP Wireless Site RE Funding / WCP Wireless Site Non
4.14%, 11/15/2015—144A	27,307	28,221

Total Corporate Debt Securities (cost $2,188,871)		2,243,802

LOAN ASSIGNMENTS—3.3%
Diversified Telecommunication Services—0.3%
Windstream Corp., Tranche B2 3.09%, 12/17/2015 * §	9,974	9,946
Food Products—0.4%
Michael Foods Group, Inc.
4.25%, 02/23/2018 * §	14,541	14,596
Health Care Providers & Services—0.4%
HCA, Inc.
3.61%, 03/31/2017 * §	13,500	13,505

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Short-Term Bond

(formerly, Transamerica AEGON Short-Term Bond)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal (000’s)	Value (000’s)
Hotels, Restaurants & Leisure—0.8%
Dunkin’ Brands, Inc.
4.00%, 11/23/2017 * §	$15,957	$15,991
Scientific Games International, Inc., Tranche B1
2.97%, 06/30/2015 * §	11,900	11,837
IT Services—0.4%
SunGard Data Systems, Inc.
3.71%, 02/28/2014 * §	8,503	8,511
SunGard Data Systems, Inc., Tranche B
3.90%, 02/26/2016 * §	6,000	6,008
Media—0.7%
CSC Holdings, Inc., Tranche B2
1.96%, 03/29/2016 * §	12,036	12,028
Sinclair Broadcast Group, Inc., Tranche B
—, 10/28/2016 * ь §	8,982	9,012
Visant Corp., Tranche B
5.25%, 12/22/2016 * §	3,208	3,084
Oil, Gas & Consumable Fuels—0.0% ¥
Chesapeake Energy Corp.
8.50%, 12/01/2017 *	1,372	1,373
Personal Products—0.3%
Revlon Consumer Products Corp., Tranche B
4.75%, 11/17/2017 * §	9,925	9,929

Total Loan Assignments (cost $114,951)		115,820

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL—4.2%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.31% ▲	149,240,598	$149,241
Total Securities Lending Collateral (cost $149,241)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—3.2%
State Street Bank & Trust Co. 0.03% ▲, dated 10/31/2012, to be repurchased at $114,637 on 11/01/2012. Collateralized by U.S. Government Agency Obligations, 3.00%—4.00%, due 09/25/2039—01/01/2042, and with a total value of $116,930.	$114,637	114,637

Total Repurchase Agreement (cost $114,637)
Total Investment Securities (cost $3,658,418) P		3,730,596
Other Assets and Liabilities—Net		(189,568)

Net Assets		$3,541,028

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

¥	Percentage rounds to less than 0.1%.
*	Floating or variable rate note. Rate is listed as of 10/31/2012.
Ə	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $4,790, or 0.14% of the fund’s net assets.
^	All or a portion of this security is on loan. The value of all securities on loan is $146,148.
ь	All or a portion of this security represents unsettled loan commitment at 10/31/2012 where the rate will be determined at time of settlement.
▲	Rate shown reflects the yield at 10/31/2012.
§	Illiquid. Total aggregate market value of illiquid securities is $148,430, or 4.19% of the fund’s net assets.
P	Aggregate cost for federal income tax purposes is $3,658,444. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $77,434 and $5,282, respectively. Net unrealized appreciation for tax purposes is $72,152.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 10/31/2012, these securities aggregated $1,798,322, or 50.79% of the fund's net assets.
BRL	Brazilian Real
CLO	Collateralized Loan Obligation
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Exchange)
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Short-Term Bond

(formerly, Transamerica AEGON Short-Term Bond)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

VALUATION SUMMARY (all amounts in thousands): '

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	10/31/2012
Asset-Backed Securities	$—	$296,336	$—	$296,336
Corporate Debt Securities	—	2,243,802	—	2,243,802
Loan Assignments	—	115,820	—	115,820
Mortgage-Backed Securities	—	792,264	—	792,264
Municipal Government Obligation	—	17,782	—	17,782
Repurchase Agreement	—	114,637	—	114,637
Securities Lending Collateral	149,241	—	—	149,241
U.S. Government Agency Obligation	—	714	—	714

Total	$149,241	$3,581,355	$—	$3,730,596

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 10/31/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS

At October 31, 2012

		Value
	Shares	(000’s)
COMMON STOCKS—91.8%
Aerospace & Defense—2.4%
Triumph Group, Inc.	86,310	$5,646
Air Freight & Logistics—1.1%
Hub Group, Inc.—Class A ‡	84,720	2,627
Chemicals—2.6%
Kraton Performance Polymers, Inc. ‡	202,030	4,408
TPC Group, Inc. ‡	38,947	1,752
Commercial Banks—11.7%
Bank of the Ozarks, Inc.	81,823	2,679
Home Bancshares, Inc.	113,097	3,918
PrivateBancorp, Inc.—Class A	335,480	5,422
Prosperity Bancshares, Inc.	62,930	2,634
Signature Bank ‡	57,980	4,130
SVB Financial Group ‡	83,750	4,739
Texas Capital Bancshares, Inc. ‡	97,744	4,640
Commercial Services & Supplies—3.0%
Healthcare Services Group Inc.	302,286	7,225
Diversified Consumer Services—1.0%
Coinstar, Inc. ‡	53,010	2,488
Diversified Financial Services—1.2%
MarketAxess Holdings, Inc.	88,440	2,763
Electronic Equipment & Instruments—0.9%
InvenSense, Inc.—Class A ‡	196,269	2,198
Energy Equipment & Services—1.7%
Pacific Drilling SA ‡	407,970	4,153
Food Products—3.4%
Annie’s, Inc. ‡	115,920	4,579
TreeHouse Foods, Inc. ‡	65,760	3,521
Health Care Providers & Services—7.2%
Air Methods Corp. ‡	63,713	6,985
Centene Corp. ‡	67,640	2,569
HMS Holdings Corp. ‡	230,920	5,332
IPC The Hospitalist Co., Inc. ‡	69,251	2,388
Health Care Technology—4.9%
athenahealth, Inc. ‡	63,510	4,083
Computer Programs & Systems, Inc.	69,902	3,412
Medidata Solutions, Inc. ‡	21,853	916
Vocera Communications, Inc. ‡	121,987	3,280
Hotels, Restaurants & Leisure—3.8%
Buffalo Wild Wings, Inc. ‡	72,320	5,493
Red Robin Gourmet Burgers, Inc. ‡	12,378	413
Sonic Corp. ‡	324,842	3,239
Internet Software & Services—2.4%
LivePerson, Inc. ‡	199,391	3,129
SPS Commerce, Inc. ‡	73,940	2,680
IT Services—1.5%
MAXIMUS, Inc.	65,860	3,634
Machinery—5.3%
Chart Industries, Inc. ‡	57,680	4,083
Wabtec Corp.	104,490	8,558
Oil, Gas & Consumable Fuels—4.2%
Approach Resources, Inc. ‡	247,903	6,106
Callon Petroleum Co. ‡	315,190	1,803
Goodrich Petroleum Corp. ‡	178,176	2,197
Pharmaceuticals—5.5%
Akorn, Inc. ‡	410,833	4,934
Impax Laboratories, Inc. ‡	389,537	8,278
Professional Services—3.7%
Acacia Research Corp. ‡	102,010	2,649
Advisory Board Co. ‡	132,803	6,308
Semiconductors & Semiconductor Equipment—0.8%
Inphi Corp. ‡	239,588	2,005
Software—6.3%
Allot Communications, Ltd. ‡	152,220	3,556
QLIK Technologies, Inc. ‡	159,301	2,933
Sourcefire, Inc. ‡	60,600	2,593
Synchronoss Technologies, Inc. ‡	192,098	3,937

		Value
	Shares	(000’s)
Software (continued)
Tangoe, Inc. ‡	143,146	$1,849
Specialty Retail—14.1%
America’s Car-Mart, Inc. ‡	48,937	2,049
Asbury Automotive Group, Inc. ‡	118,550	3,760
Finish Line, Inc.—Class A	113,730	2,366
Francesca’s Holdings Corp. ‡	167,050	4,933
Genesco, Inc. ‡	61,289	3,512
Group 1 Automotive, Inc.	76,640	4,752
Hibbett Sports, Inc. ‡	45,270	2,444
Pier 1 Imports, Inc.	498,080	10,161
Textiles, Apparel & Luxury Goods—2.4%
Steven Madden, Ltd. ‡	136,290	5,850
Transportation Infrastructure—0.7%
WESCO Aircraft Holdings, Inc. ‡	134,120	1,791

Total Common Stocks (cost $229,361)		220,482

	Principal	Value
	(000’s)	(000’s)
REPURCHASE AGREEMENT—29.4%
State Street Bank & Trust Co. 0.03% , dated 10/31/2012, to be repurchased at $70,616 on 11/01/2012. Collateralized by U.S. Government Agency Obligations, 4.00%—5.50%, due 12/15/2017—04/01/2025, and with a total value of $72,030.	$70,616	70,616

Total Repurchase Agreement (cost $70,616)
Total Investment Securities (cost $299,977) P		291,098
Other Assets and Liabilities—Net		(50,998)

Net Assets		$240,100

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

‡	Non-income producing security.
	Rate shown reflects the yield at 10/31/2012.
P	Aggregate cost for federal income tax purposes is $301,242. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $2,044 and $12,188, respectively. Net unrealized depreciation for tax purposes is $10,144.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/2012
Common Stocks	$220,482	$—	$—	$220,482
Repurchase Agreement	—	70,616	—	70,616

Total	$220,482	$70,616	$—	$291,098

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 10/31/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS

At October 31, 2012

		Value
	Shares	(000’s)
COMMON STOCKS—96.3%
Air Freight & Logistics—0.6%
Air Transport Services Group, Inc. ‡	437,363	$1,684
Airlines—0.8%
SkyWest, Inc.	208,708	2,285
Automobiles—1.3%
Thor Industries, Inc.	97,121	3,694
Capital Markets—5.0%
Ares Capital Corp.	445,785	7,784
Investment Technology Group, Inc. ‡	136,876	1,155
Waddell & Reed Financial, Inc.—Class A	167,872	5,595
Chemicals—2.1%
RPM International, Inc.	108,567	2,894
Sensient Technologies Corp.	93,588	3,406
Commercial Banks—10.8%
BancorpSouth, Inc.	216,049	3,057
Bank of Hawaii Corp.	78,994	3,488
BBCN Bancorp, Inc. ‡	381,247	4,549
Community Bank System, Inc.	83,678	2,309
Cullen/Frost Bankers, Inc.	12,471	690
East-West Bancorp, Inc.	164,114	3,494
First Niagara Financial Group, Inc.	428,042	3,544
FNB Corp.	328,664	3,527
Hancock Holding Co.	138,438	4,373
Trustmark Corp.	88,038	2,066
Commercial Services & Supplies—4.0%
ACCO Brands Corp. ‡	219,021	1,586
American Reprographics Co. ‡	369,676	1,416
Deluxe Corp.	209,611	6,604
Ennis, Inc.	125,986	1,928
Communications Equipment—3.4%
ADTRAN, Inc.	32,252	545
Black Box Corp.	153,198	3,358
Oplink Communications, Inc. ‡	243,981	3,625
Plantronics, Inc.	74,865	2,429
Construction & Engineering—2.2%
Aegion Corp.—Class A ‡	84,968	1,569
Granite Construction, Inc.	32,914	994
Tutor Perini Corp. ‡	378,257	3,836
Consumer Finance—1.8%
World Acceptance Corp. ‡	79,828	5,329
Containers & Packaging—1.9%
Greif, Inc.—Class A	60,727	2,548
Sonoco Products Co.	93,072	2,897
Diversified Financial Services—0.9%
Fifth Street Finance Corp.	234,937	2,563
Electric Utilities—2.7%
Empire District Electric Co.	160,442	3,483
Portland General Electric Co.	167,594	4,593
Electrical Equipment—3.0%
EnerSys, Inc. ‡	83,876	2,892
Franklin Electric Co., Inc.	41,621	2,412
GrafTech International, Ltd. ‡	310,597	3,264
Electronic Equipment & Instruments—4.7%
Anixter International, Inc.	39,768	2,331
Benchmark Electronics, Inc. ‡	150,644	2,233
CTS Corp.	263,762	2,184
Park Electrochemical Corp.	147,250	3,655
Plexus Corp. ‡	81,495	2,193
ScanSource, Inc. ‡	34,098	997
Energy Equipment & Services—2.4%
Bristow Group, Inc.	46,093	2,301
Tidewater, Inc.	95,141	4,520
Food & Staples Retailing—0.8%
Nash Finch Co.	125,953	2,422
Gas Utilities—1.6%
Atmos Energy Corp.	125,422	4,511
Health Care Equipment & Supplies—2.5%
Hill-Rom Holdings, Inc.	156,711	4,402

		Value
	Shares	(000’s)
Health Care Equipment & Supplies (continued)
Symmetry Medical, Inc. ‡	327,877	$3,003
Health Care Providers & Services—2.2%
Amsurg Corp.—Class A ‡	57,294	1,634
Kindred Healthcare, Inc. ‡	477,224	4,677
Hotels, Restaurants & Leisure—1.9%
Cracker Barrel Old Country Store, Inc.	63,446	4,038
Ruth’s Hospitality Group, Inc. ‡	198,946	1,323
Insurance—8.0%
American Equity Investment Life Holding Co.	322,538	3,712
Donegal Group, Inc.—Class A	74,966	972
FBL Financial Group, Inc.—Class A	52,285	1,784
Hanover Insurance Group, Inc.	58,306	2,105
HCC Insurance Holdings, Inc.	184,339	6,571
Tower Group, Inc.	271,311	4,889
Validus Holdings, Ltd.	89,506	3,204
IT Services—2.0%
CACI International, Inc.—Class A ‡	115,189	5,809
Media—0.7%
Meredith Corp.	60,688	2,031
Metals & Mining—1.5%
Kaiser Aluminum Corp.	70,195	4,252
Office Electronics—1.5%
Zebra Technologies Corp.—Class A ‡	118,735	4,266
Oil, Gas & Consumable Fuels—3.5%
Berry Petroleum Co.—Class A	154,607	5,954
Callon Petroleum Co. ‡	356,921	2,042
Stone Energy Corp. ‡	90,136	2,126
Paper & Forest Products—0.7%
P.H. Glatfelter Co.	106,775	1,902
Personal Products—3.0%
Nu Skin Enterprises, Inc.—Class A	181,646	8,597
Professional Services—4.4%
Barrett Business Services, Inc.	54,191	1,617
CBIZ, Inc. ‡	522,503	2,884
FTI Consulting, Inc. ‡	151,821	3,941
Korn/Ferry International ‡	327,176	4,381
Real Estate Investment Trusts—6.6%
First Potomac Realty Trust	119,642	1,425
Glimcher Realty Trust	89,996	960
Hersha Hospitality Trust—Class A	601,987	2,751
Medical Properties Trust, Inc.	523,124	6,006
Omega Healthcare Investors, Inc.	239,072	5,484
Ramco-Gershenson Properties Trust	186,065	2,411
Semiconductors & Semiconductor Equipment—0.6%
Integrated Silicon Solution, Inc. ‡	190,551	1,629
Software—0.9%
American Software, Inc.—Class A	328,565	2,691
Specialty Retail—5.3%
Ascena Retail Group, Inc. ‡	207,957	4,118
JOS A. Bank Clothiers, Inc. ‡	52,987	2,479
Rent-A-Center, Inc.	197,451	6,581
Sonic Automotive, Inc.—Class A	126,203	2,448
Textiles, Apparel & Luxury Goods—1.0%
Iconix Brand Group, Inc. ‡	152,864	2,830

Total Common Stocks (cost $275,904)		278,741

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal	Value
	(000’s)	(000’s)
REPURCHASE AGREEMENT—3.3%
State Street Bank & Trust Co. 0.03% ▲, dated 10/31/2012, to be repurchased at $9,604 on 11/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, and with a value of $9,797.	$9,604	$9,604

Total Repurchase Agreement (cost $9,604)
Total Investment Securities (cost $285,508) P		288,345
Other Assets and Liabilities—Net		1,209

Net Assets		$289,554

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

‡	Non-income producing security.
▲	Rate shown reflects the yield at 10/31/2012.
P	Aggregate cost for federal income tax purposes is $286,528. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $12,484 and $10,667, respectively. Net unrealized appreciation for tax purposes is $1,817.

VALUATION SUMMARY (all amounts in thousands): '

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	10/31/2012
Common Stocks	$278,741	$—	$—	$278,741
Repurchase Agreement	—	9,604	—	9,604

Total	$278,741	$9,604	$—	$288,345

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 10/31/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Small/Mid Cap Value

(formerly, Transamerica Systematic Small/Mid Cap Value)

SCHEDULE OF INVESTMENTS

At October 31, 2012

		Value
	Shares	(000’s)
COMMON STOCKS—97.9%
Aerospace & Defense—1.7%
Aerovironment, Inc. ‡ ^	89,400	$1,966
American Science & Engineering, Inc.	17,800	1,132
Curtiss-Wright Corp.	36,500	1,127
Triumph Group, Inc.	114,450	7,487
Air Freight & Logistics—0.4%
Atlas Air Worldwide Holdings, Inc. ‡	53,840	2,961
Auto Components—0.7%
Dana Holding Corp. ^	148,663	1,956
Delphi Automotive PLC ‡	79,525	2,501
Automobiles—0.4%
Thor Industries, Inc. ^	80,275	3,053
Beverages—1.2%
Coca-Cola Enterprises, Inc.	130,125	4,091
Molson Coors Brewing Co.—Class B	88,425	3,815
Building Products—0.9%
A.O. Smith Corp. ^	42,400	2,577
American Woodmark Corp. ‡ ^	14,398	331
Fortune Brands Home & Security, Inc. ‡	46,700	1,328
Gibraltar Industries, Inc. ‡ ^	162,319	2,022
Capital Markets—2.3%
Duff & Phelps Corp.—Class A	103,500	1,287
LPL Financial Holdings, Inc.	43,000	1,256
Raymond James Financial, Inc.	226,734	8,647
Stifel Financial Corp. ‡ ^	58,000	1,839
Waddell & Reed Financial, Inc.—Class A	78,400	2,612
Chemicals—2.2%
Agrium, Inc.	13,225	1,396
Ashland, Inc.	70,252	4,998
CF Industries Holdings, Inc.	7,290	1,496
Cytec Industries, Inc.	33,975	2,338
PPG Industries, Inc.	41,875	4,903
Commercial Banks—7.6%
City National Corp. ^	25,400	1,298
Comerica, Inc.	301,100	8,975
Fifth Third Bancorp	201,300	2,925
First Citizens BancShares, Inc.—Class A	28,413	4,794
First Community Bancshares, Inc. ^	151,740	2,273
First Niagara Financial Group, Inc.	180,070	1,491
KeyCorp	487,025	4,101
Lakeland Bancorp, Inc. ^	52,848	525
Regions Financial Corp.	1,341,375	8,745
Sandy Spring Bancorp, Inc. ^	118,000	2,256
SunTrust Banks, Inc.	161,975	4,406
Texas Capital Bancshares, Inc. ‡ ^	44,000	2,089
Umpqua Holdings Corp. ^	190,000	2,297
Union First Market Bankshares Corp. ^	27,300	429
Washington Trust Bancorp, Inc. ^	55,921	1,509
Webster Financial Corp.	168,500	3,707
Commercial Services & Supplies—0.3%
HNI Corp. ^	72,200	1,987
Communications Equipment—1.4%
KVH Industries, Inc. ‡ ^	184,983	2,556
Polycom, Inc. ‡	121,700	1,219
Riverbed Technology, Inc. ‡	300,025	5,542
Construction & Engineering—1.4%
Chicago Bridge & Iron Co. NV	23,800	894
EMCOR Group, Inc.	66,500	2,139
Foster Wheeler AG ‡	57,200	1,274
KBR, Inc.	187,650	5,227
Construction Materials—0.5%
Caesar Stone Sdot Yam, Ltd. ‡	209,900	3,367
Consumer Finance—2.0%
Discover Financial Services	239,850	9,834
SLM Corp.	208,525	3,666

		Value
	Shares	(000’s)
Electric Utilities—2.0%
Cleco Corp.	178,525	$7,703
MGE Energy, Inc. ^	31,500	1,658
PPL Corp.	146,400	4,331
Electrical Equipment—0.3%
PowerSecure International, Inc. ‡ ^	334,061	2,158
Electronic Equipment & Instruments—1.6%
FEI Co. ^	83,118	4,575
Orbotech, Ltd. ‡	177,600	1,467
Park Electrochemical Corp. ^	59,786	1,484
Rofin-Sinar Technologies, Inc. ‡ ^	52,000	947
Universal Display Corp. ‡ ^	21,100	692
Vishay Intertechnology, Inc. ‡ ^	194,800	1,613
Energy Equipment & Services—1.6%
Dresser-Rand Group, Inc. ‡	35,600	1,834
Helix Energy Solutions Group, Inc. ‡	22,300	386
Noble Corp.	110,275	4,162
Oil States International, Inc. ‡	64,000	4,678
Food Products—1.6%
Hain Celestial Group, Inc. ‡ ^	45,675	2,640
J&J Snack Foods Corp.	25,145	1,440
JM Smucker Co.	83,075	7,115
Health Care Equipment & Supplies—1.6%
AngioDynamics, Inc. ‡	105,300	1,130
Greatbatch, Inc. ‡ ^	78,657	1,729
Sirona Dental Systems, Inc. ‡	137,900	7,896
Health Care Providers & Services—1.0%
Coventry Health Care, Inc.	67,000	2,924
HealthSouth Corp. ‡ ^	52,900	1,171
WellCare Health Plans, Inc. ‡	60,125	2,862
Health Care Technology—0.4%
Omnicell, Inc. ‡	165,000	2,406
Hotels, Restaurants & Leisure—1.3%
Brinker International, Inc. ^	40,500	1,247
Churchill Downs, Inc. ^	41,100	2,685
Wyndham Worldwide Corp.	99,575	5,019
Household Durables—1.8%
Harman International Industries, Inc.	42,000	1,761
Helen of Troy, Ltd. ‡	43,400	1,312
La-Z-Boy, Inc. ‡	128,200	2,079
MDC Holdings, Inc. ^	45,775	1,750
Newell Rubbermaid, Inc.	177,775	3,669
Ryland Group, Inc. ^	55,700	1,887
Household Products—0.6%
Spectrum Brands Holdings, Inc. ‡ ^	97,300	4,426
Independent Power Producers & Energy Traders—0.5%
Calpine Corp. ‡	194,575	3,425
Insurance—6.8%
Alleghany Corp. ‡	9,000	3,128
Allstate Corp.	109,000	4,358
Aspen Insurance Holdings, Ltd.	92,500	2,992
HCC Insurance Holdings, Inc.	66,700	2,377
Lincoln National Corp.	446,325	11,064
Selective Insurance Group, Inc. ^	254,721	4,710
United Fire Group, Inc.	237,943	5,656
Validus Holdings, Ltd.	330,550	11,834
Internet Software & Services—1.9%
AOL, Inc. ‡	100,800	3,460
Blucora, Inc. ‡	56,600	993
IAC/InterActiveCorp	47,500	2,297
ValueClick, Inc. ‡ ^	258,916	4,317
XO Group, Inc. ‡	195,900	1,577
IT Services—0.9%
Fidelity National Information Services, Inc.	129,800	4,266
Global Payments, Inc.	41,000	1,753
Leisure Equipment & Products—0.4%
LeapFrog Enterprises, Inc.—Class A ‡ ^	303,400	2,682

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Small/Mid Cap Value

(formerly, Transamerica Systematic Small/Mid Cap Value)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

		Value
	Shares	(000’s)
Life Sciences Tools & Services—1.5%
Charles River Laboratories International, Inc. ‡	137,611	$5,136
PerkinElmer, Inc.	169,260	5,235
Machinery—4.7%
AGCO Corp. ‡	107,550	4,895
Altra Holdings, Inc.	135,400	2,440
CIRCOR International, Inc.	89,500	3,087
Columbus McKinnon Corp. ‡	50,500	756
Crane Co.	32,000	1,343
Eaton Corp.	152,550	7,202
Mueller Industries, Inc.	62,000	2,716
NN, Inc. ‡ ^	145,370	1,204
Oshkosh Corp. ‡	37,400	1,121
Sauer-Danfoss, Inc.	48,300	1,935
Snap-on, Inc.	35,094	2,714
Wabash National Corp. ‡ ^	161,600	1,020
Woodward, Inc. ^	46,300	1,551
Media—0.2%
Madison Square Garden Co. ‡	25,000	1,029
Metals & Mining—1.2%
Kaiser Aluminum Corp. ^	23,500	1,424
Noranda Aluminum Holding Corp.	117,900	723
Nucor Corp.	152,200	6,107
Multiline Retail—0.6%
Macy’s, Inc.	115,050	4,380
Multi-Utilities—3.3%
CMS Energy Corp.	351,700	8,553
NiSource, Inc.	359,425	9,155
NorthWestern Corp.	135,000	4,834
Oil, Gas & Consumable Fuels—6.2%
Cloud Peak Energy, Inc. ‡	45,500	960
Energen Corp.	243,725	11,371
HollyFrontier Corp.	231,250	8,933
Marathon Petroleum Corp.	33,775	1,855
Peabody Energy Corp.	151,700	4,232
Plains Exploration & Production Co. ‡	235,525	8,399
SM Energy Co.	46,000	2,480
W&T Offshore, Inc. ^	107,575	1,823
Western Refining, Inc. ^	93,600	2,328
Paper & Forest Products—1.0%
Domtar Corp.	26,600	2,121
MeadWestvaco Corp.	91,175	2,707
P.H. Glatfelter Co.	122,500	2,182
Personal Products—1.0%
Herbalife, Ltd. ^	76,775	3,942
Nu Skin Enterprises, Inc.—Class A ^	58,875	2,787
Pharmaceuticals—1.3%
Impax Laboratories, Inc. ‡	222,875	4,736
Jazz Pharmaceuticals PLC ‡	23,033	1,238
Nektar Therapeutics ‡ ^	306,233	2,756
Professional Services—0.6%
FTI Consulting, Inc. ‡	50,200	1,303
On Assignment, Inc. ‡ ^	159,400	3,042
Real Estate Investment Trusts—8.3%
BioMed Realty Trust, Inc.	421,475	8,058
Brandywine Realty Trust ^	1,003,375	11,638
CBL & Associates Properties, Inc.	262,725	5,876
DiamondRock Hospitality Co.	368,700	3,127
Digital Realty Trust, Inc.	34,275	2,106
DuPont Fabros Technology, Inc.	83,000	1,781
Equity One, Inc. ^	128,000	2,675
Excel Trust, Inc. ^	312,019	3,838
Home Properties, Inc.	51,850	3,152
Kilroy Realty Corp.	113,175	5,026
National Retail Properties, Inc. ^	107,700	3,412
Realty Income Corp. ^	18,000	707

		Value
	Shares	(000’s)
Real Estate Investment Trusts (continued)
Weingarten Realty Investors	88,800	$2,398
Weyerhaeuser Co.	78,175	2,165
Road & Rail—1.4%
Hertz Global Holdings, Inc. ‡ ^	292,400	3,880
Ryder System, Inc.	125,425	5,659
Semiconductors & Semiconductor Equipment—4.3%
Broadcom Corp.—Class A ‡	190,600	6,011
Brooks Automation, Inc.	228,000	1,646
Entegris, Inc. ‡	261,600	2,148
LTX-Credence Corp. ‡ ^	410,500	2,286
MKS Instruments, Inc.	56,000	1,323
NXP Semiconductor NV ‡	112,700	2,734
OmniVision Technologies, Inc. ‡ ^	189,600	2,711
Skyworks Solutions, Inc. ‡	260,700	6,101
TriQuint Semiconductor, Inc. ‡ ^	496,194	2,332
Veeco Instruments, Inc. ‡ ^	55,200	1,695
Software—2.2%
Cadence Design Systems, Inc. ‡	682,875	8,645
Electronic Arts, Inc. ‡	193,800	2,393
Progress Software Corp. ‡ ^	123,200	2,430
Websense, Inc. ‡ ^	98,200	1,298
Specialty Retail—6.2%
Abercrombie & Fitch Co.—Class A ^	43,200	1,321
Aeropostale, Inc. ‡ ^	154,600	1,847
American Eagle Outfitters, Inc.	160,000	3,339
ANN, Inc. ‡	96,601	3,396
Children's Place Retail Stores, Inc. ‡ ^	32,100	1,876
Express, Inc. ‡	89,900	1,001
Finish Line, Inc.—Class A	186,500	3,880
Foot Locker, Inc.	366,175	12,268
GNC Holdings, Inc.—Class A	194,550	7,523
Pier 1 Imports, Inc. ^	281,575	5,744
Textiles, Apparel & Luxury Goods—1.7%
G-III Apparel Group, Ltd. ‡ ^	54,500	2,014
Oxford Industries, Inc. ^	32,000	1,775
PVH Corp.	49,925	5,492
Steven Madden, Ltd. ‡	53,000	2,275
Thrifts & Mortgage Finance—3.1%
Berkshire Hills Bancorp, Inc. ^	130,331	3,060
Brookline Bancorp, Inc. ^	177,000	1,501
Dime Community Bancshares, Inc.	119,700	1,736
Northwest Bancshares, Inc.	137,000	1,630
Oritani Financial Corp. ^	71,000	1,085
Provident Financial Services, Inc. ^	116,500	1,748
Provident New York Bancorp ^	282,100	2,576
TrustCo Bank Corp. NY ^	224,500	1,253
United Financial Bancorp, Inc. ^	140,685	2,162
ViewPoint Financial Group, Inc. ^	46,300	963
Washington Federal, Inc.	215,000	3,607
Trading Companies & Distributors—1.4%
United Rentals, Inc. ‡	239,575	9,741
Water Utilities—0.4%
American Water Works Co., Inc.	79,175	2,909

Total Common Stocks (cost $624,059)		667,097

SECURITIES LENDING COLLATERAL—13.4%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.31% ▲	91,134,945	91,135
Total Securities Lending Collateral (cost $91,135)

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Small/Mid Cap Value

(formerly, Transamerica Systematic Small/Mid Cap Value)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal	Value
	(000’s)	(000’s)
REPURCHASE AGREEMENT—1.7%
State Street Bank & Trust Co. 0.03% ▲ , dated 10/31/2012, to be repurchased at $11,550 on 11/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $11,782.	$11,550	$11,550

Total Repurchase Agreement (cost $11,550)
Total Investment Securities (cost $726,744) P		769,782
Other Assets and Liabilities—Net		(88,517)

Net Assets		$681,265

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $88,613.
‡	Non-income producing security.
▲	Rate shown reflects the yield at 10/31/2012.
P	Aggregate cost for federal income tax purposes is $728,516. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $74,338 and $33,072, respectively. Net unrealized appreciation for tax purposes is $41,266.

VALUATION SUMMARY (all amounts in thousands): '

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	10/31/2012
Common Stocks	$667,097	$—	$—	$667,097
Repurchase Agreement	—	11,550	—	11,550
Securities Lending Collateral	91,135	—	—	91,135

Total	$758,232	$11,550	$—	$769,782

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 10/31/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Tactical Income

SCHEDULE OF INVESTMENTS

At October 31, 2012

		Value
	Shares	(000’s)
INVESTMENT COMPANIES—98.3%
Capital Markets—87.9%
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	525,093	$13,946
iShares Barclays 20+ Year Treasury Bond Fund	200,363	24,717
iShares iBoxx $ High Yield Corporate Bond Fund	965,513	89,436
iShares iBoxx Investment Grade Corporate Bond Fund	171,869	21,143
iShares JPMorgan USD Emerging Markets Bond Fund	259,024	31,500
iShares S&P U.S. Preferred Stock Index Fund	2,228,398	89,248
ProShares UltraShort 20+ Year Treasury	87,079	5,444
ProShares VIX Mid-Term Futures ETF	391,937	15,184
SPDR Barclays High Yield Bond ETF	4,170,162	168,184
SPDR Barclays Long Term Corporate Bond ETF	426,108	18,135
SPDR Barclays TIPS ETF	517,013	31,621
SPDR Dow Jones International Real Estate ETF	644,401	26,253
SPDR S&P International Dividend ETF	847,111	38,450
SPDR Wells Fargo Preferred Stock ETF	432,305	19,838
Vanguard Extended Duration Treasury ETF	9,849	1,226
Vanguard Intermediate-Term Bond ETF	369,338	33,351
Vanguard Long-Term Bond ETF	445,168	43,110
Vanguard REIT ETF	155,334	10,000
Growth—Large Cap—4.6%
Vanguard Growth ETF	508,687	35,674
Value—Large Cap—5.8%
Vanguard Value ETF	771,515	45,126

Total Investment Companies (cost $760,449)		761,586

	Principal	Value
	(000’s)	(000’s)
REPURCHASE AGREEMENT—0.6%
State Street Bank & Trust Co. 0.03% ▲, dated 10/31/2012, to be repurchased at $4,419 on 11/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, and with a value of $4,508.	$4,419	$4,419

Total Repurchase Agreement (cost $4,419)
Total Investment Securities (cost $764,868) P		766,005
Other Assets and Liabilities—Net		8,825

Net Assets		$774,830

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

▲	Rate shown reflects the yield at 10/31/2012.
P	Aggregate cost for federal income tax purposes is $767,254. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $5,258 and $6,507, respectively. Net unrealized depreciation for tax purposes is $1,249.

DEFINITION:

ETF	Exchange-Traded Fund

VALUATION SUMMARY (all amounts in thousands): '

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	10/31/2012
Investment Companies	$761,586	$—	$—	$761,586
Repurchase Agreement	—	4,419	—	4,419

Total	$761,586	$4,419	$—	$766,005

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 10/31/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

STATEMENTS OF ASSETS AND LIABILITIES

At October 31, 2012

(all amounts except per share amounts in thousands)

			Transamerica		Transamerica		Transamerica				Transamerica
	Transamerica		Diversified		Emerging		Emerging		Transamerica		Growth
	Capital Growth		Equity		Markets Debt		Markets Equity		Flexible Income		Opportunities
Assets:
Investment securities, at value	$753,561		$1,455,079		$659,283		$105,828		$349,335		$670,888
Repurchase agreement, at value	29,546		44,997		35,317		1,214		3,738		21,900
Foreign currency, at value	127		—		211		1,064		—		—
Receivables:
Investment securities sold	—		162		2,312		—		1,701		—
Shares of beneficial interest sold	101		134		9,928		1		2,889		75
Interest	—	(A)	—	(A)	8,177		—	(A)	3,824		—	(A)
Securities lending income (net)	87		114		18		—		19		142
Dividends	155		1,177		—		117		79		118
Dividend reclaims	1		510		—	(A)	1		—		67
12b-1 waiver	—		—		—		—		3		—
Prepaid expenses	3		7		1		—		1		3
Unrealized appreciation on forward foreign currency contracts	—		—		593		—		—		—

	$783,581		$1,502,180		$715,840		$108,225		$361,589		$693,193

Liabilities:
Due to custodian	—		—		2,312		—		—		—
Accounts payable and accrued liabilities:
Investment securities purchased	—		—		7,450		—		1,564		—
Shares of beneficial interest redeemed	615		1,940		319		—	(A)	572		1,644
Management and advisory fees	552		1,258		324		93		134		536
Distribution and service fees	42		178		22		—		97		41
Trustees fees	2		5		2		–	(A)	1		2
Transfer agent fees	41		215		13		1		18		56
Administration fees	18		34		14		3		7		14
Due to advisor	—		—		34		—		—		—
Foreign capital gains tax	—		—		—		37		—		—
Other	74		182		88		51		55		79
Collateral for securities on loan	65,332		44,873		81,954		—		33,571		104,882
Unrealized depreciation on forward foreign currency contracts	—		—		192		—		—		—

	66,676		48,685		92,724		185		36,019		107,254

Net assets	$716,905		$1,453,495		$623,116		$108,040		$325,570		$585,939

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized,no par value	$672,855		$1,618,520		$591,024		$110,593		$382,844		$574,218
Undistributed net investment income	3,752		6,531		3,948		710		814		3,377
Undistributed (accumulated) net realized gain (loss) from investments	21,167		(404,613)		14,246		(5,233)		(79,771)		4,949
Net unrealized appreciation (depreciation) on:
Investment securities	19,131		232,931		13,502		2,000		21,683		3,396
Translation of assets and liabilities denominated in foreign currencies	—	(A)	126		396		(30)		—	(A)	(1)

Net assets	$716,905		$1,453,495		$623,116		$108,040		$325,570		$585,939

Net assets by class:
Class A	$65,782		$420,504		$60,754		$302		$77,291		$91,110
Class B	5,596		20,668						6,641		5,582
Class C	19,809		42,637		10,543		253		81,874		10,943
Class I	80,083		310,170		46,190		302		31,480		80,359
Class I2	545,635		577,540		505,629		107,183		128,284		397,945
Class T			81,976
Shares outstanding:
Class A	4,290		31,356		5,264		32		8,251		11,173
Class B	401		1,560						709		774
Class C	1,419		3,224		916		27		8,794		1,509
Class I	5,132		22,813		3,995		32		3,357		9,331
Class I2	50,536		42,511		43,729		11,358		13,669		45,855
Class T			2,858
Net asset value per share:
Class A	$15.34		$13.41		$11.54		$9.42		$9.37		$8.15
Class B	13.96		13.25						9.37		7.21
Class C	13.96		13.22		11.51		9.39		9.31		7.25
Class I	15.61		13.60		11.56		9.43		9.38		8.61
Class I2	10.80		13.59		11.56		9.44		9.38		8.68
Class T			28.69
Maximum offering price per share (B)
Class A	$16.23		$14.19		$12.12		$9.97		$9.84		$8.62
Class T			31.36

Investment securities, at cost	$734,430		$1,222,148		$645,781		$103,828		$327,652		$667,492

Repurchase agreement, at cost	$29,546		$44,997		$35,317		$1,214		$3,738		$21,900

Foreign currency, at cost	$127		$—		$211		$1,058		$—		$—

Securities loaned, at value	$63,628		$43,874		$79,307		$—		$32,872		$102,308

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At October 31, 2012

(all amounts except per share amounts in thousands)

		Transamerica		Transamerica		Transamerica
	Transamerica	International		International		Large Cap		Transamerica		Transamerica
	High Yield Bond	Bond		Equity		Growth		Large Cap Value		Money Market
Assets:
Investment securities, at value	$768,374	$188,636		$274,754		$136,579		$1,325,922		$382,454
Repurchase agreements, at value	34,635	3,685		4,724		243		50,441		432,217
Cash on deposit with broker	—	1,098		—		—		—		—
Foreign currency, at value	—	1,972		—		—		—		—
Receivables:
Investment securities sold	80	—		629		—		—		—
Shares of beneficial interest sold	1,282	27		984		—		2,664		729
Interest	12,274	2,204		—	(A)	—	(A)	—	(A)	67
Securities lending income (net)	40	—	(A)	10		—		12		—
Dividends	159	—		619		136		817		—
Dividend reclaims	—	—		112		2		56		—
12b-1 waiver	—	—		—		—		—		62
Other	—	29		—		—		—		—
Prepaid expenses	3	1		1		—		8		1
Unrealized appreciation on forward foreign currency contracts	—	237		—		—		—		—

	$816,847	$197,889		$281,833		$136,960		$1,379,920		$815,530

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	5,737	—		714		—		—		—
Shares of beneficial interest redeemed	9,590	72		80		39		781		796
Management and advisory fees	365	114		186		85		764		57
Distribution and service fees	147	—		5		—		2		151
Trustees fees	2	1		1		1		5		2
Transfer agent fees	36	1		10		1		10		48
Administration fees	16	4		6		3		30		10
Due to advisor	32	—		—		—		—		—
Distribution payable	—	—		—		—		—		1
Variation margin	—	40		—		—		—		—
Other	87	45		52		41		100		59
Collateral for securities on loan	104,412	2,223		16,797		—		51,002		—
Unrealized depreciation on forward foreign currency contracts	—	1,609		—		—		—		—

	120,424	4,109		17,851		170		52,694		1,124

Net assets	$696,423	$193,780		$263,982		$136,790		$1,327,226		$814,406

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$676,649	$192,576		$250,591		$138,549		$1,174,599		$814,406
Undistributed (accumulated) net investment income (loss)	1,012	(4,057)		3,926		750		1,451		—	(A)
Undistributed (accumulated) net realized gain (loss) from investments	(1,851)	1,509		(1,809)		(1,547)		72,606		—
Net unrealized appreciation (depreciation) on:
Investment securities	20,613	5,029		11,289		(962)		78,570		—
Futures contracts	—	69		—		—		—		—
Translation of assets and liabilities denominated in foreign currencies	—	(1,346)		(15)		—		—		—

Net assets	$696,423	$193,780		$263,982		$136,790		$1,327,226		$814,406

Net assets by class:
Class A	$256,099	$165		$2,999		$419		$1,949		$95,801
Class B	9,236									9,289
Class C	76,995	199		4,886		280		1,716		31,391
Class I	103,181	103		90,012		786		3,550		25,460
Class I2	250,912	193,313		166,085		135,305		1,320,011		652,465
Shares outstanding:
Class A	26,692	16		206		43		165		95,800
Class B	962									9,289
Class C	8,054	19		338		29		146		31,387
Class I	10,686	10		6,146		80		301		25,460
Class I2	25,939	18,360		11,337		13,700		111,827		652,465
Net asset value per share:
Class A	$9.59	$10.51		$14.57		$9.86		$11.77		$1.00
Class B	9.60									1.00
Class C	9.56	10.47		14.45		9.82		11.76		1.00
Class I	9.66	10.53		14.65		9.87		11.81		1.00
Class I2	9.67	10.53		14.65		9.88		11.80		1.00
Maximum offering price per share (B)
Class A	$10.07	$11.03		$15.42		$10.43		$12.46		$1.00

Investment securities, at cost	$747,761	$183,607		$263,465		$137,541		$1,247,352		$382,454

Repurchase agreement, at cost	$34,635	$3,685		$4,724		$243		$50,441		$432,217

Foreign currency, at cost	$—	$1,976		$—		$—		$—		$—

Securities loaned, at value	$102,073	$2,180		$15,990		$—		$49,903		$—

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At October 31, 2012

(all amounts except per share amounts in thousands)

	Transamerica	Transamerica		Transamerica				Transamerica
	Multi-Managed	Short-Term		Small Cap		Transamerica		Small/Mid Cap		Transamerica
	Balanced	Bond		Growth		Small Cap Value		Value		Tactical Income
Assets:
Investment securities, at value	$412,301	$3,615,959		$220,482		$278,741		$758,232		$761,586
Repurchase agreement, at value	4,519	114,637		70,616		9,604		11,550		4,419
Cash	—	416		—		—		—		—
Receivables:
Investment securities sold	44,323	1,852		332		—		—		15,468
Shares of beneficial interest sold	922	12,041		5		1,325		5,264		15,399
Interest	968	33,272		—	(A)	—	(A)	—	(A)	—	(A)
Securities lending income (net)	4	48		—		—		18		—
Dividends	223	—		37		295		426		—
Dividend reclaims	1	—		—		—		—		—
12b-1 waiver	—	35		—		—		—		11
Variation margin	16	—		—		—		—		—
Other	—	—	(A)	—		—		—		—
Prepaid expenses	1	9		—		—		2		—	(A)
Unrealized appreciation on forward foreign currency contracts	66	—		—		—		—		—

	$463,344	$3,778,269		$291,472		$289,965		$775,492		$796,883

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	49,237	76,729		51,200		—		—		19,583
Shares of beneficial interest redeemed	841	7,102		—	(A)	123		2,096		1,724
Management and advisory fees	254	1,422		126		222		487		281
Distribution and service fees	98	982		—		—		299		298
Trustees fees	1	11		1		1		2		2
Transfer agent fees	55	123		1		2		103		43
Administration fees	8	77		4		7		15		16
Due to advisor	92	—		—		—		—		—
Interest from TBA short commitments	29	—		—		—		—		—
Distribution payable	—	1,273		—		—		—		—
Other	70	281		40		56		90		106
Collateral for securities on loan	20,734	149,241		—		—		91,135		—
TBA short commitments, at value	18,008	—		—		—		—		—

	89,427	237,241		51,372		411		94,227		22,053

Net assets	$373,917	$3,541,028		$240,100		$289,554		$681,265		$774,830

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$333,432	$3,453,093		$251,397		$286,005		$649,826		$769,529
Undistributed (accumulated) net investment income (loss)	290	(1,273)		(183)		1,657		2,352		(31)
Undistributed (accumulated) net realized gain (loss) from investments	6,892	17,030		(2,235)		(945)		(13,951)		4,195
Net unrealized appreciation (depreciation) on:
Investment securities	33,320	72,178		(8,879)		2,837		43,038		1,137
Futures contracts	(111)	—		—		—		—		—
Translation of assets and liabilities denominated in foreign currencies	66	—	(A)	—		—		—		—
TBA short commitments	28	—		—		—		—		—

Net assets	$373,917	$3,541,028		$240,100		$289,554		$681,265		$774,830

Net assets by class:
Class A	$125,266	$793,493		$236		$268		$332,085		$254,763
Class B	9,074							29,615
Class C	62,789	857,435		234		251		198,356		279,728
Class I	176,788	368,296		235		371		105,664		240,339
Class I2		1,521,804		239,395		288,664		15,545
Shares outstanding:
Class A	5,656	75,496		25		27		15,190		24,844
Class B	412							1,441
Class C	2,874	81,735		25		26		9,757		27,367
Class I	7,955	35,653		25		38		4,720		23,430
Class I2		147,412		25,500		29,332		694
Net asset value per share:
Class A	$22.15	$10.51		$9.38		$9.83		$21.86		$10.25
Class B	22.01							20.55
Class C	21.85	10.49		9.37		9.79		20.33		10.22
Class I	22.22	10.33		9.39		9.84		22.38		10.26
Class I2		10.32		9.39		9.84		22.41
Maximum offering price per share (B)
Class A	$23.44	$10.78		$9.93		$10.40		$23.13		$10.76

Investment securities, at cost	$378,981	$3,543,781		$229,361		$275,904		$715,194		$760,449

Repurchase agreement, at cost	$4,519	$114,637		$70,616		$9,604		$11,550		$4,419

Securities loaned, at value	$20,292	$146,148		$—		$—		$88,613		$—

Proceeds received from TBA short commitments	$18,036	$—		$—		$—		$—		$—

(A)	Rounds to less than $1.
(B)

Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, I and I2 shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

STATEMENTS OF OPERATIONS

For the year ended October 31, 2012

(all amounts in thousands)

			Transamerica		Transamerica
		Transamerica	Emerging		Emerging
	Transamerica Capital Growth	Diversified Equity	Markets Debt		Markets Equity (B)		Transamerica Flexible Income
Investment income:
Dividend income	$8,249	$17,805	$—		$1,415		$581
Withholding taxes on foreign income	(194)	(16)	(65)		(158)		(4)
Interest income	3	2	13,753		1		15,632
Securities lending income (net)	2,757	2,060	81		—		188

Total investment income	10,815	19,851	13,769		1,258		16,397

Expenses:
Management and advisory	5,465	9,156	1,250		335		1,308
Distribution and service:
Class A	210	1,063	71		—	(A)	222
Class B	66	184					66
Class C	183	366	52		1		613
Class P	43	116
Transfer agent:
Class A	213	1,070	36		—	(A)	96
Class B	33	78					15
Class C	42	142	6		—	(A)	53
Class I	64	318	12		—	(A)	27
Class I2	41	40	13		3		9
Class P	37	178
Class T		84
Printing and shareholder reports	82	144	29		16		35
Custody	138	190	101		88		64
Administration	168	310	50		9		65
Legal	28	45	15		3		10
Audit and tax	17	21	16		17		20
Trustees	14	25	5		1		6
Registration	49	34	65		51		48
Other	12	25	3		3		6

Total expenses	6,905	13,589	1,724		527		2,663

Fund expenses recaptured or (reimbursed)/(waived)	—	—	35		—		—
Class expense recaptured or (reimbursed)/(waived):
Class A	31	275	—	(A)	—		(46)
Class B	(9)	(4)					—
Class C	4	5	—	(A)	—		—
Class I	—	1	—	(A)	—	(A)	—
Class I2	—	—	1		—		—
Class P	20	(132)

Total expense recaptured (reimbursed)/(waived)	46	145	36		—		(46)

Net expenses	6,951	13,734	1,760		527		2,617

Net investment income	3,864	6,117	12,009		731		13,780

Net realized gain (loss) on transactions from:
Investment securities	21,125	43,579	14,044		(5,251	)(C)	2,021
Foreign currency transactions	(25)	2	623		(29)		(43)

Net realized gain (loss)	21,100	43,581	14,667		(5,280)		1,978

Net change in unrealized appreciation (depreciation) on:
Investment securities	(5,495)	(8,449)	14,132		2,000		14,820
Translation of assets and liabilities denominated in foreign currencies	(29)	111	389		(30)		10

Net change in unrealized appreciation (depreciation)	(5,524)	(8,338)	14,521		1,970		14,830

Net realized and change in unrealized gain (loss):	15,576	35,243	29,188		(3,310)		16,808

Net increase (decrease) in net assets resulting from operations	$19,440	$41,360	$41,197		$(2,579)		$30,588

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

STATEMENTS OF OPERATIONS (continued)

For the year ended October 31, 2012

(all amounts in thousands)

	Transamerica Growth Opportunities	Transamerica High Yield Bond	Transamerica International Bond		Transamerica International Equity		Transamerica Large Cap Growth(B)
Investment income:
Dividend income	$6,998	$1,188	$—		$6,468		$1,323
Withholding taxes on foreign income	(143)	—	(22)		(518)		(2)
Interest income	5	50,024	6,521		1		—
Securities lending income (net)	2,976	676	—	(A)	194		—

Total investment income	9,836	51,888	6,499		6,145		1,321

Expenses:
Management and advisory	4,142	4,027	1,407		1,402		458
Distribution and service:
Class A	312	725	—	(A)	3		1
Class B	71	91
Class C	128	621	1		12		1
Class P	64	12
Transfer agent:
Class A	373	187	—	(A)	2		—	(A)
Class B	33	16
Class C	56	64	—	(A)	1		—	(A)
Class I	109	83	—	(A)	84		—	(A)
Class I2	24	23	20		7		5
Class P	73	6
Printing and shareholder reports	60	101	16		16		26
Custody	139	104	211		122		10
Administration	129	161	60		42		17
Legal	19	24	4		8		4
Audit and tax	19	20	18		18		17
Trustees	11	13	4		4		2
Registration	55	107	53		41		52
Other	10	14	7		4		3

Total expenses	5,827	6,399	1,801		1,766		596

Fund expenses recaptured or (reimbursed)/(waived)	—	32	—		—		—
Class expense recaptured or (reimbursed)/(waived):
Class A	123	—	—	(A)	—	(A)	—	(A)
Class B	1	—
Class C	1	—	—	(A)	—		—
Class I	—	—	—	(A)	—		—	(A)
Class P	(2)	(6)

Total expense recaptured (reimbursed)/(waived)	123	26	—	(A)	—	(A)	—	(A)

Net expenses	5,950	6,425	1,801		1,766		596

Net investment income	3,886	45,463	4,698		4,379		725

Net realized gain (loss) on transactions from:
Investment securities	5,488	22,752	650		904		(1,547)
Futures contracts	—	—	(547)		—		—
Foreign currency transactions	(81)	—	819		(171)		(1)

Net realized gain (loss)	5,407	22,752	922		733		(1,548)

Net change in unrealized appreciation (depreciation) on:
Investment securities	(43,451)	24,399	(4,266)		14,693		(962)
Translation of assets and liabilities denominated in foreign currencies	(1)	—	2,802		18		—

Net change in unrealized appreciation (depreciation)	(43,452)	24,399	(1,464)		14,711		(962)

Net realized and change in unrealized gain (loss):	(38,045)	47,151	(542)		15,444		(2,510)

Net increase (decrease) in net assets resulting from operations	$(34,159)	$92,614	$4,156		$19,823		$(1,785)

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

STATEMENTS OF OPERATIONS (continued)

For the year ended October 31, 2012

(all amounts in thousands)

	Transamerica Large Cap Value	Transamerica Money Market	Transamerica Multi-Managed Balanced	Transamerica Short-Term Bond	Transamerica Small Cap Growth(D)
Investment income:
Dividend income	$39,777	$—	$4,485	$—	$76
Withholding taxes on foreign income	(398)	—	—	—	—
Interest income	11	704	4,834	121,397	1
Securities lending income (net)	228	—	93	605	—

Total investment income	39,618	704	9,412	122,002	77

Expenses:
Management and advisory	9,693	1,015	2,640	14,084	228
Distribution and service:
Class A	5	324	369	2,398	—	(A)
Class B		119	94
Class C	18	324	497	8,391	1
Class P		—	112
Transfer agent:
Class A	4	351	300	436	—	(A)
Class B		39	40
Class C	3	52	72	586	—	(A)
Class I	8	42	133	337	—	(A)
Class I2	106	6		83	2
Class P		13	117
Printing and shareholder reports	86	30	51	269	9
Custody	111	65	162	334	7
Administration	334	60	82	708	7
Legal	47	11	12	108	4
Audit and tax	18	15	19	22	16
Trustees	28	5	7	59	1
Registration	20	67	46	111	53
Other	22	13	8	49	3

Total expenses	10,503	2,551	4,761	27,975	331

Fund expenses recaptured or (reimbursed)/(waived)	—	(660)	92	—	(15)
Class expense recaptured or (reimbursed)/(waived):
Class A	—	(644)	—	(505)	—	(A)
Class B		(154)	—
Class C	—	(367)	—	—	—	(A)
Class I	—	(42)	—	—	—	(A)
Class I2	—	(1)		—	(2)
Class P		(13)	(116)

Total expense recaptured (reimbursed)/(waived)	—	(1,881)	(24)	(505)	(17)

Net expenses	10,503	670	4,737	27,470	314

Net investment income (loss)	29,115	34	4,675	94,532	(237)

Net realized gain (loss) on transactions from:
Investment securities	89,724	—	12,107	21,790	(2,235)
Futures contracts	—	—	732	—	—
Written option & swaption contracts	—	—	55	—	—
TBA short commitments	—	—	(41)	—	—
Foreign currency transactions	—	—	(131)	(90)	—

Net realized gain (loss)	89,724	—	12,722	21,700	(2,235)

Net change in unrealized appreciation (depreciation) on:
Investment securities	76,147	—	20,257	59,055	(8,879)
Futures contracts	—	—	(237)	—	—
Written option and swaption contracts	—	—	(31)	—	—
Translation of assets and liabilities denominated in foreign currencies	—	—	67	24	—
TBA short commitments	—	—	86	—	—

Net change in unrealized appreciation (depreciation)	76,147	—	20,142	59,079	(8,879)

Net realized and change in unrealized gain (loss):	165,871	—	32,864	80,779	(11,114)

Net increase (decrease) in net assets resulting from operations	$194,986	$34	$37,539	$175,311	$(11,351)

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

STATEMENTS OF OPERATIONS (continued)

For the year ended October 31, 2012

(all amounts in thousands)

	Transamerica Small Cap		Transamerica Small/Mid Cap	Transamerica
	Value(B)		Value	Tactical Income
Investment income:
Dividend income	$2,901		$12,310	$11,035
Withholding taxes on foreign income	—		(4)	—
Interest income	2		4	3
Securities lending income (net)	—		242	—

Total investment income	2,903		12,552	11,038

Expenses:
Management and advisory	1,077		5,166	1,232
Distribution and service:
Class A	1		1,029	265
Class B			321
Class C	1		1,923	857
Transfer agent:
Class A	—	(A)	750	61
Class B			69
Class C	—	(A)	339	63
Class I	—	(A)	100	99
Class I2	9		1
Printing and shareholder reports	44		126	69
Custody	24		99	33
Administration	31		153	65
Legal	9		23	21
Audit and tax	16		16	20
Trustees	3		13	7
Registration	54		59	147
Other	3		13	5

Total expenses	1,272		10,200	2,944

Class expense recaptured or (reimbursed)/(waived):
Class A	—		—	(55)
Class C	—		—	(13)
Class I	—		—	(44)

Total expense recaptured (reimbursed)/(waived)	—		—	(112)

Net expenses	1,272		10,200	2,832

Net investment income	1,631		2,352	8,206

Net realized gain (loss) on transactions from:
Investment securities	(945)		(11,852)	8,876

Net realized gain (loss)	(945)		(11,852)	8,876

Net change in unrealized appreciation (depreciation) on:
Investment securities	2,837		82,860	1,137

Net change in unrealized appreciation (depreciation)	2,837		82,860	1,137

Net realized and change in unrealized gain:	1,892		71,008	10,013

Net increase in net assets resulting from operations	$3,523		$73,360	$18,219

(A)	Rounds to less than $1.
(B)	Commenced operations on April 30, 2012.
(C)	Net of foreign capital gains tax of $18.
(D)	Commenced operations on August 31, 2012.

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended:

(all amounts in thousands)

Transamerica Capital Growth	Transamerica Diversified Equity	Transamerica Emerging Markets Debt
October 31, 2012	October 31, 2011	October 31, 2012	October 31, 2011	October 31, 2012	October 31, 2011 (B)
From operations:
Net investment income (loss)	$3,864	$(1,376)	$6,117	$444	$12,009	$735
Net realized gain(A)	21,100	39,569	43,581	110,535	14,667	152
Net change in unrealized appreciation (depreciation)	(5,524)	(10,620)	(8,338)	(76,621)	14,521	(623)

Net increase in net assets resulting from operations	19,440	27,573	41,360	34,358	41,197	264

Net equilization credit and charges	(5,091)

Distributions to shareholders:
From net investment income:
Class A	—	—	—	(914)	(883)	—	(C)
Class B	—	(C)	—	—	(C)	(19)
Class C	—	(C)	—	—	(C)	(61)	(179)	—	(C)
Class I	(9)	—	—	(7)	(428)	(1)
Class I2	(19)	—	(359)	(6,482)	(7,885)	(41)
Class P	—	(C)	—	—	(C)	(4,645)	—	—

(28)	—	(359)	(12,128)	(9,375)	(42)

From net realized gains:
Class A	(1,847)	—	(10,446)	—	—	—
Class B	(232)	—	(711)	—
Class C	(510)	—	(1,806)	—	—	—
Class I	(349)	—	(145)	—	—	—
Class I2	(19,816)	—	(36,688)	—	—	—
Class P	(1,888)	—	(23,251)	—

(24,642)	—	(73,047)	—	—	—

Total distributions to shareholders	(24,670)	—	(73,406)	(12,128)	(9,375)	(42)

Capital share transactions:
Proceeds from shares sold:
Class A	21,615	23,000	11,281	2,457	60,496	2,312
Class B	660	838	1,167	391
Class C	7,542	5,007	1,559	505	9,144	996
Class I	33,443	12,513	167,680	1,072	44,858	2,018
Class I2	169,765	398,989	19,675	60,732	404,842	95,239
Class P	4,374	11,925	1,546	49,683
Class T	551

237,399	452,272	203,459	114,840	519,340	100,565

Issued from fund acquisition:
Class A	—	—	387,425	—	—	—
Class B	—	—	21,028	—
Class C	—	—	33,859	—	—	—
Class I	—	—	174,606	—	—	—
Class I2	—	—	371,097	—	—	—
Class T	89,251

—	—	1,077,266	—	—	—

Dividends and distributions reinvested:
Class A	1,768	—	10,117	882	756	—	(C)
Class B	223	—	698	18
Class C	467	—	1,685	57	148	—	(C)
Class I	138	—	142	6	362	1
Class I2	19,835	—	37,047	6,482	7,885	41
Class P	1,863	—	23,224	2,688

24,294	—	72,913	10,133	9,151	42

Cost of shares redeemed:
Class A	(24,775)	(13,729)	(64,948)	(14,152)	(6,621)	(117)
Class B	(1,040)	(1,726)	(2,555)	(1,115)
Class C	(4,091)	(3,013)	(6,581)	(2,596)	(631)	—	(C)
Class I	(16,599)	(1,164)	(80,333)	(314)	(2,967)	—	(C)
Class I2	(47,640)	(1,581)	(127,461)	(134,434)	(27,547)	(143)
Class P	(21,302)	(24,833)	(142,181)	(220,859)
Class T	(7,920)

(115,447)	(46,046)	(431,979)	(373,470)	(37,766)	(260)

Automatic conversions:
Class A	1,945	2,418	4,567	1,868	—	—
Class B	(1,945)	(2,418)	(4,567)	(1,868)

—	—	—	—	—	—

Class level conversions:
Class I	52,090	—	46,486	—	—	—
Class P	(52,090)	—	(46,486)	—

—	—	—	—	—	—

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the years ended:

(all amounts in thousands)

	Transamerica Capital Growth		Transamerica Diversified Equity			Transamerica Emerging Markets Debt
	October 31, 2012	October 31, 2011	October 31, 2012	October 31, 2011		October 31, 2012	October 31, 2011 (B)
Fair fund settlement:
Class A	—	—	113	—	(C)	—	—
Class B	—	—	8	—	(C)
Class C	—	—	19	—	(C)	—	—
Class I	—	—	2	—	(C)	—	—
Class I2	—	—	401	2		—	—
Class P	—	—	253	2

	—	—	796	4		—	—

Net income equalization	—	—	—	5,091		—	—

Net increase (decrease) in net assets resulting from capital shares transactions
	146,246	406,226	922,455	(243,402)		490,725	100,347

Net increase (decrease) in net assets	141,016	433,799	890,409	(226,263)		522,547	100,569

Net assets:
Beginning of year	$575,889	$142,090	$563,086	$789,349		$100,569	$—

End of year	$716,905	$575,889	$1,453,495	$563,086		$623,116	$100,569

Undistributed net investment income	$3,752	$—	$6,531	$—		$3,948	$1,010

Share activity:
Shares issued:
Class A	1,373	1,461	829	165		5,572	237
Class B	46	58	87	26
Class C	527	347	116	33		858	103
Class I	2,120	794	12,267	68		4,030	206
Class I2	15,630	37,298	1,412	3,930		36,094	9,526
Class P	293	766	116	3,227
Class T			20

	19,989	40,724	14,847	7,449		46,554	10,072

Shares issued on fund acquisition:
Class A	—	—	28,762	—		—	—
Class B	—	—	1,572	—
Class C	—	—	2,536	—		—	—
Class I	—	—	12,839	—		—	—
Class I2	—	—	27,327	—		—	—
Class T			3,110

	—	—	76,146	—		—	—

Shares issued-reinvested from dividends and distributions:
Class A	129	—	853	58		71	—	(D)
Class B	18	—	59	1
Class C	37	—	143	4		14	—	(D)
Class I	10	—	12	–	(D)	34	—	(D)
Class I2	2,064	—	3,103	427		745	4
Class P	136	—	1,950	177

	2,394	—	6,120	667		864	4

Shares redeemed:
Class A	(1,608)	(869)	(4,702)	(933)		(604)	(12)
Class B	(74)	(119)	(189)	(74)
Class C	(289)	(209)	(491)	(173)		(59)	—	(D)
Class I	(1,045)	(73)	(5,799)	(21)		(275)	—	(D)
Class I2	(4,311)	(145)	(9,120)	(9,517)		(2,625)	(15)
Class P	(1,403)	(1,566)	(10,523)	(14,091)
Class T			(272)

	(8,730)	(2,981)	(31,096)	(24,809)		(3,563)	(27)

Automatic conversions:
Class A	125	156	338	125		—	—
Class B	(137)	(169)	(341)	(125)

	(12)	(13)	(3)	—		—	—

Class level conversions:
Class I	3,295	—	3,418	—		—	—
Class P	(3,328)	—	(3,435)	—

	(33)	—	(17)	—		—	—

Net increase (decrease) in shares outstanding:
Class A	19	748	26,080	(585)		5,039	225
Class B	(147)	(230)	1,188	(172)
Class C	275	138	2,304	(136)		813	103
Class I	4,380	721	22,737	47		3,789	206
Class I2	13,383	37,153	22,722	(5,160)		34,214	9,515
Class P	(4,302)	(800)	(11,892)	(10,687)
Class T			2,858

	13,608	37,730	65,997	(16,693)		43,855	10,049

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the years ended:

(all amounts in thousands)

Transamerica Emerging Markets Equity	Transamerica Flexible Income	Transamerica Growth Opportunities
October 31, 2012(E)	October 31, 2012	October 31, 2011	October 31, 2012	October 31, 2011
From operations:
Net investment income (loss)	$731	$13,780	$14,340	$3,886	$(1,496)
Net realized gain (loss)(A)	(5,280)	1,978	3,676	5,407	117,550
Net change in unrealized appreciation (depreciation)	1,970	14,830	(8,701)	(43,452)	(80,212)

Net increase (decrease) in net assets resulting from operations	(2,579)	30,588	9,315	(34,159)	35,842

Distributions to shareholders:
From net investment income:
Class A	—	(3,528)	(3,489)	(2)	—
Class B	(279)	(416)	—	(C)	—
Class C	—	(2,684)	(2,181)	—	—
Class I	—	(1,385)	(987)	(18)	(8)
Class I2	—	(6,246)	(7,295)	(252)	(576)
Class P	—	(C)	(112)

—	(14,122)	(14,368)	(272)	(696)

From net realized gains:
Class A	—	—	—	(21,108)	—
Class B	—	—	(2,053)	—
Class C	—	—	—	(3,164)	—
Class I	—	—	—	(1,977)	—
Class I2	—	—	—	(21,956)	—
Class P	(20,068)	—

—	—	—	(70,326)	—

Total distributions to shareholders	—	(14,122)	(14,368)	(70,598)	(696)

Capital share transactions:
Proceeds from shares sold:
Class A	317	25,018	37,059	10,257	53,115
Class B	1,286	1,645	446	805
Class C	269	48,106	34,498	1,066	3,521
Class I	317	19,263	22,523	54,794	12,282
Class I2	110,540	16,945	419	87,358	1,151
Class P	2,658	12,809

111,443	110,618	96,144	156,579	83,683

Issued from fund acquisition:
Class I2	—	—	—	274,998	—

—	—	—	274,998	—

Dividends and distributions reinvested:
Class A	—	2,991	2,848	20,745	—
Class B	237	308	2,006	—
Class C	—	1,514	1,242	2,974	—
Class I	—	708	542	1,687	3
Class I2	—	6,246	7,295	22,208	576
Class P	19,936	112

—	11,696	12,235	69,556	691

Cost of shares redeemed:
Class A	(4)	(21,494)	(30,886)	(21,695)	(18,918)
Class B	(1,126)	(2,689)	(1,132)	(1,941)
Class C	—	(21,718)	(20,629)	(3,648)	(3,362)
Class I	—	(10,012)	(12,507)	(28,552)	(3,328)
Class I2	(820)	(10,677)	(43,197)	(50,947)	(8,256)
Class P	(53,917)	(31,828)

(824)	(65,027)	(109,908)	(159,891)	(67,633)

Automatic conversions:
Class A	—	1,208	2,688	2,959	3,139
Class B	(1,208)	(2,688)	(2,959)	(3,139)

—	—	—	—	—

Class level conversions:
Class I	—	—	—	50,880	—
Class P	(50,880)	—

—	—	—	—	—

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the years ended:

(all amounts in thousands)

	Transamerica Emerging Markets Equity		Transamerica Flexible Income		Transamerica Growth Opportunities
	October 31, 2012(E)		October 31, 2012	October 31, 2011	October 31, 2012	October 31, 2011
Fair fund settlement:
Class A	—		—	—	9	1
Class B					1	—	(C)
Class C	—		—	—	1	—	C)
Class I	—		—	—	1	—	(C)
Class I2	—		—	—	9	2
Class P					8	1

	—		—	—	29	4

Net increase (decrease) in net assets resulting from capital shares transactions
	110,619		57,287	(1,529)	341,271	16,745

Net increase (decrease) in net assets	108,040		73,753	(6,582)	236,514	51,891

Net assets:
Beginning of year	$—		$251,817	$258,399	$349,425	$297,534

End of year	$108,040		$325,570	$251,817	$585,939	$349,425

Undistributed net investment income	$710		$814	$876	$3,377	$—

Share activity:
Shares issued:
Class A	32		2,761	4,106	1,193	4,731
Class B			142	183	58	77
Class C	27		5,309	3,846	137	334
Class I	32		2,121	2,493	5,949	1,070
Class I2	11,448		1,842	46	9,113	97
Class P					299	1,121

	11,539		12,175	10,674	16,749	7,430

Shares issued on fund acquisition:
Class I2	—		—	—	29,633	—

	—		—	—	29,633	—

Shares issued-reinvested from dividends and distributions:
Class A	—		332	318	2,691	—
Class B			26	34	292	—
Class C	—		169	139	431	—
Class I	—		78	60	208	—	(D)
Class I2	—		691	812	2,725	51
Class P					2,562	10

	—		1,296	1,363	8,909	61

Shares redeemed:
Class A	—	(D)	(2,379)	(3,446)	(2,496)	(1,647)
Class B			(125)	(300)	(147)	(187)
Class C	—		(2,410)	(2,308)	(481)	(319)
Class I	—		(1,101)	(1,379)	(3,219)	(275)
Class I2	(90)		(1,178)	(4,790)	(5,504)	(713)
Class P					(6,140)	(2,751)

	(90)		(7,193)	(12,223)	(17,987)	(5,892)

Automatic conversions:
Class A	—		134	298	349	274

Class B			(134)	(297)	(392)	(299)

	—		—	1	(43)	(25)

Class level conversions:
Class I	—		—	—	5,518	—
Class P					(5,748)	—

	—		—	—	(230)	—

Net increase (decrease) in shares outstanding:
Class A	32		848	1,276	1,737	3,358
Class B			(91)	(380)	(189)	(409)
Class C	27		3,068	1,677	87	15
Class I	32		1,098	1,174	8,456	795
Class I2	11,358		1,355	(3,932)	35,967	(565)
Class P					(9,027)	(1,620)

	11,449		6,278	(185)	37,031	1,574

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the years ended:

(all amounts in thousands)

Transamerica High Yield Bond	Transamerica International Bond	Transamerica International Equity
October 31, 2012	October 31, 2011	October 31, 2012	October 31, 2011	October 31, 2012	October 31, 2011 (F)
From operations:
Net investment income	$45,463 $	50,875	$4,698 $	7,687	$4,379 $	3,183
Net realized gain(A)	22,752	28,507	922	32,094	733	1,747
Net change in unrealized appreciation (depreciation)	24,399	(47,639)	(1,464)	(43,769)	14,711	(10,477)

Net increase (decrease) in net assets resulting from operations	92,614	31,743	4,156	(3,988)	19,823	(5,547)

Distributions to shareholders:
From net investment income:
Fund Level	—	—	—	—	—	(1,049)
Class A	(15,588)	(12,399)	(1)	(12)	—
Class B	(536)	(682)
Class C	(3,732)	(2,837)	—	(C)	(5)	—
Class I	(5,331)	(2,173)	—	(C)	(2,013)	—
Class I2	(21,624)	(30,575)	(31,208)	(32,153)	(1,247)
Class P	(255)	(1,368)

(47,066)	(50,034)	(31,209)	(32,153)	(3,277)	(1,049)

From net realized gains:
Class I2	—	—	(2,784)	(3,267)	—	—

Total distributions to shareholders	(47,066)	(50,034)	(33,993)	(35,420)	(3,277)	(1,049)

Capital share transactions:
Proceeds from shares sold:
Fund Level	—	—	—	—	—	1,812
Class A	217,329	170,969	192	2,573	458
Class B	1,152	872
Class C	36,684	18,711	195	4,565	28
Class I	96,650	77,275	100	10,863	7,302
Class I2	27,611	117,637	31,860	282,605	128,849	50,397
Class P	15,313	37,103

394,739	422,567	32,347	282,605	146,850	59,997

Issued from fund acquisition:
Class A	—	—	—	—	100
Class C	—	—	—	—	100
Class I	—	—	—	—	83,612
Class I2	—	—	—	—	—	—	(C)

—	—	—	—	—	83,812

Dividends and distributions reinvested:
Fund Level	—	—	—	—	—	1,003
Class A	13,362	10,773	1	11	—
Class B	462	479
Class C	2,808	1,883	—	(C)	5	—
Class I	4,106	1,397	—	(C)	1,883	—
Class I2	21,624	30,575	33,992	35,420	1,247	—
Class P	247	1,322

42,609	46,429	33,993	35,420	3,146	1,003

Redeemed due to acquisition:
Fund Level	—	—	—	—	—	(83,612)

Cost of shares redeemed:
Fund Level	—	—	—	—	—	(1,336)
Class A	(219,318)	(146,735)	(31)	(219)	(40)
Class B	(1,219)	(2,719)
Class C	(15,610)	(12,369)	—	(64)	(1)
Class I	(109,609)	(23,545)	—	(8,533)	(2,844)
Class I2	(208,758)	(153,205)	(317,984)	(250,466)	(19,398)	—	(C)
Class P	(9,724)	(40,924)

(564,238)	(379,497)	(318,015)	(250,466)	(28,214)	(4,221)

Automatic conversions:
Class A	1,219	2,901	—	—	—
Class B	(1,219)	(2,901)

—	—	—	—	—	—

Class level conversions:
Class I	25,615	—	—	—	—
Class P	(25,615)	—

—	—	—	—	—	—

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the years ended:

(all amounts in thousands)

	Transamerica High Yield Bond			Transamerica International Bond			Transamerica International Equity
	October 31, 2012		October 31, 2011	October 31, 2012		October 31, 2011	October 31, 2012		October 31, 2011 (F)
Fair fund settlement:
Class A	1		—	—			—		—
Class B	—	(C)	—
Class C	—	(C)	—	—			—		—
Class I	—	(C)	—	—			—		—
Class I2	2		—	—		—	—		—
Class P	—	(C)	—

	3		—	—		—	—		—

Net increase (decrease) in net assets resulting from capital shares transactions
	(126,887)		89,499	(251,675)		67,559	121,782		56,979

Net increase (decrease) in net assets	(81,339)		71,208	(281,512)		28,151	138,328		50,383

Net assets:
Beginning of year	$777,762		$706,554	$475,292		$447,141	$125,654		$75,271

End of year	$696,423		$777,762	$193,780		$475,292	$263,982		$125,654

Undistributed (accumulated) net investment income (loss)	$1,012		$2,568	$(4,057)		$23,705	$3,926		$3,001

Share activity:
Shares issued:
Fund Level	—		—	—		—	—		136
Class A	23,583		19,065	19			185		32
Class B	123		96
Class C	3,984		2,054	19			334		1
Class I	10,433		8,701	10			783		526
Class I2	2,963		12,683	3,057		24,524	9,235		3,429
Class P	1,704		4,043

	42,790		46,642	3,105		24,524	10,537		4,124

Shares issued on fund acquisition:
Class A	—		—	—			—		7
Class C	—		—	—			—		7
Class I	—		—	—			—		5,502
Class I2	—		—	—		—	—		—	(D)

	—		—	—		—	—		5,516

Shares issued-reinvested from dividends and distributions:
Fund Level	—		—	—		—	—		71
Class A	1,452		1,183	—	(D)		1		—
Class B	50		53
Class C	305		208	—	(D)		—	(D)	—
Class I	442		154	—	(D)		153		—
Class I2	2,345		3,340	3,365		3,358	101		—
Class P	28		145

	4,622		5,083	3,365		3,358	255		71

Shares redeemed due to acquisition:
Fund Level	—		—	—		—	—		(5,502)

Shares redeemed:
Fund Level	—		—	—		—	—		(94)
Class A	(24,048)		(16,105)	(3)			(16)		(3)
Class B	(132)		(297)
Class C	(1,705)		(1,373)	—			(4)		—	(D)
Class I	(12,141)		(2,603)	—			(623)		(195)
Class I2	(22,453)		(17,227)	(30,348)		(22,601)	(1,428)		—	(D)
Class P	(1,107)		(4,435)

	(61,586)		(42,040)	(30,351)		(22,601)	(2,071)		(292)

Automatic conversions:
Class A	133		315	—			—		—
Class B	(133)		(315)

	—		—	—		—	—		—

Class level conversions:
Class I	2,760		—	—			—		—
Class P	(2,775)		—

	(15)		—	—		—	—		—

Net increase (decrease) in shares outstanding:
Fund Level	—		—	—		—	—		(5,839)
Class A	1,120		4,458	16			170		36
Class B	(92)		(463)
Class C	2,584		889	19			330		8
Class I	1,494		6,252	10			313		5,833
Class I2	(17,145)		(1,204)	(23,926)		5,281	7,908		3,429
Class P	(2,150)		(247)

	(14,189)		9,685	(23,881)		5,281	8,721		3,917

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the years ended:

(all amounts in thousands)

Transamerica Large Cap Growth	Transamerica Large Cap Value	Transamerica Money Market
October 31, 2012(E)	October 31, 2012	October 31, 2011(G)	October 31, 2012	October 31, 2011
From operations:
Net investment income	$725	$29,115	$18,749	$34	$14
Net realized gain (loss)(A)	(1,548)	89,724	(17,118)	—	—
Net change in unrealized appreciation (depreciation)	(962)	76,147	2,423	—	—

Net increase (decrease) in net assets resulting from operations	(1,785)	194,986	4,054	34	14

Distributions to shareholders:
From net investment income:
Class A	—	(29)	(8)	(3)	(3)
Class B	—	(C)	(1)
Class C	—	(21)	(7)	(1)	(1)
Class I	—	(174)	(7)	(3)	—	(C)
Class I2	—	(29,944)	(16,285)	(22)	(4)
Class P	(5)	(5)

Total distributions to shareholders	—	(30,168)	(16,307)	(34)	(14)

Capital share transactions:
Proceeds from shares sold:
Class A	421	1,416	1,252	83,736	96,642
Class B	3,377	9,304
Class C	286	402	1,967	22,813	32,873
Class I	802	4,172	7,832	22,049	—
Class I2	140,050	259,850	1,510,101	829,533	19,769
Class P	1,489	7,531

141,559	265,840	1,521,152	962,997	166,119

Dividends and distributions reinvested:
Class A	—	29	7	3	3
Class B	—	(C)	1
Class C	—	16	6	1	1
Class I	—	174	7	3	—	(C)
Class I2	—	29,944	16,285	22	4
Class P	5	5

—	30,163	16,305	34	14

Cost of shares redeemed:
Class A	—	(718)	(186)	(102,999)	(106,542)
Class B	(6,836)	(10,784)
Class C	—	(690)	(131)	(27,501)	(30,595)
Class I	(10)	(9,171)	(330)	(21,964)	—	(C)
Class I2	(2,974)	(462,112)	(185,461)	(194,701)	(23,936)
Class P	(3,464)	(12,309)

(2,984)	(472,691)	(186,108)	(357,465)	(184,162)

Automatic conversions:
Class A	—	—	—	2,570	2,643
Class B	(2,570)	(2,643)

—	—	—	—	—

Class level conversions:
Class I	—	—	—	25,317	—
Class P	(25,317)	—

—	—	—	—	—

Net increase (decrease) in net assets resulting from capital shares transactions
138,575	(176,688)	1,351,349	605,566	(18,033)

Net increase (decrease) in net assets	136,790	(11,870)	1,339,096	605,566	(18,033)

Net assets:
Beginning of year	$—	$1,339,096	$—	$208,840	$226,873

End of year	$136,790	$1,327,226	$1,339,096	$814,406	$208,840

Undistributed (accumulated) net investment income (loss)	$750	$1,451	$2,504	$—	$—

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the years ended:

(all amounts in thousands)

Transamerica Large Cap Growth	Transamerica Large Cap Value	Transamerica Money Market
October 31, 2012(E)	October 31, 2012	October 31, 2011(G)	October 31, 2012	October 31, 2011
Share activity:
Shares issued:
Class A	43	125	115	83,736	96,642
Class B	3,377	9,304
Class C	29	36	182	22,813	32,873
Class I	81	369	791	22,049	—
Class I2	14,005	23,896	145,726	829,533	19,769
Class P	1,489	7,531

14,158	24,426	146,814	962,997	166,119

Shares issued-reinvested from dividends and distributions:
Class A	—	3	1	3	3
Class B	—	(D)	—	(D)
Class C	—	2	—	(D)	1	1
Class I	—	16	1	3	—	(D)
Class I2	—	2,750	1,557	22	4
Class P	5	6

—	2,771	1,559	34	14

Shares redeemed:
Class A	—	(62)	(17)	(102,999)	(106,542)
Class B	(6,836)	(10,784)
Class C	—	(62)	(12)	(27,501)	(30,595)
Class I	(1)	(845)	(31)	(21,964)	—	(D)
Class I2	(305)	(43,605)	(18,497)	(194,701)	(23,936)
Class P	(3,464)	(12,308)

(306)	(44,574)	(18,557)	(357,465)	(184,166)

Automatic conversions:
Class A	—	—	—	2,570	2,643
Class B	(2,570)	(2,643)

—	—	—	—	—

Automatic conversions:
Class A	—	—	—	25,317	2,643
Class B	(25,317)	(2,643)

—	—	—	—	—

Net increase (decrease) in shares outstanding:
Class A	43	66	99	(16,690)	(7,254)
Class B	(6,029)	(4,123)
Class C	29	(24)	170	(4,687)	2,279
Class I	80	(460)	761	25,405	—
Class I2	13,700	(16,959)	128,786	634,854	(4,163)
Class P	(27,287)	(4,772)

13,852	(17,377)	129,816	605,566	(18,033)

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the years ended:

(all amounts in thousands)

	Transamerica Multi-Managed Balanced		Transamerica Short-Term Bond		Transamerica Small Cap Growth	Transamerica Small Cap Value
	October 31, 2012	October 31, 2011	October 31, 2012	October 31, 2011	October 31, 2012 (H)	October 31, 2012 (E)
From operations:
Net investment income (loss)	$4,675	$4,612	$94,532	$99,140	$(237)	$1,631
Net realized gain (loss)(A)	12,722	78,904	21,700	20,987	(2,235)	(945)
Net change in unrealized appreciation (depreciation)	20,142	(48,531)	59,079	(66,942)	(8,879)	2,837

Net increase (decrease) in net assets resulting from operations	37,539	34,985	175,311	53,185	(11,351)	3,523

Net equalization credit and charges	—	(14,794)	—	—	—	—

Distributions to shareholders:
From net investment income:
Class A	(1,654)	(1,337)	(25,260)	(30,442)	—	—
Class B	(61)	(46)
Class C	(484)	(239)	(21,624)	(24,518)	—	—
Class I	(2,454)	(95)	(11,280)	(9,068)	—	—
Class I2			(39,814)	(37,865)	—	—
Class P	(657)	(2,803)

	(5,310)	(4,520)	(97,978)	(101,893)	—	—

From net realized gains:
Class A	(14,336)	—	(5,501)	(1,873)	—	—
Class B	(1,301)	—
Class C	(5,406)	—	(6,009)	(1,877)	—	—
Class I	(1,677)	—	(1,936)	(450)	—	—
Class I2			(6,847)	(2,237)	—	—
Class P	(21,641)	—

	(44,361)	—	(20,293)	(6,437)	—	—

Total distributions to shareholders	(49,671)	(4,520)	(118,271)	(108,330)	—	—

Capital share transactions:
Proceeds from shares sold:
Class A	24,778	58,119	307,909	359,599	252	272
Class B	2,416	1,366
Class C	28,526	19,491	194,377	268,987	250	257
Class I	89,462	15,514	253,607	245,690	250	369
Class I2			763,722	181,462	250,747	293,480
Class P	3,612	21,072

	148,794	115,562	1,519,615	1,055,738	251,499	294,378

Dividends and distributions reinvested:
Class A	15,186	1,253	26,299	25,781	—	—
Class B	1,316	45
Class C	5,150	208	22,189	18,792	—	—
Class I	2,682	49	8,680	4,400	—	—
Class I2			47,638	40,262	—	—
Class P	22,142	2,782

	46,476	4,337	104,806	89,235	—	—

Cost of shares redeemed:
Class A	(21,285)	(60,819)	(332,998)	(446,889)	—	—
Class B	(1,197)	(2,492)
Class C	(8,690)	(7,139)	(220,416)	(259,670)	—	—
Class I	(21,460)	(3,914)	(170,843)	(173,095)	—	(3)
Class I2			(237,265)	(278,428)	(48)	(8,344)
Class P	(93,138)	(73,052)

	(145,770)	(147,416)	(961,522)	(1,158,082)	(48)	(8,347)

Automatic conversions:
Class A	3,039	4,839	—	—	—	—
Class B	(3,039)	(4,839)

	—	—	—	—	—	—

Class level conversions:
Class I	86,888	—	—	—	—	—
Class P	(86,888)	—

	—	—	—	—	—	—

Net income equalization	—	14,794	—	—	—	—

Net increase (decrease) in net assets resulting from capital shares transactions
	49,500	(12,723)	662,899	(13,109)	251,451	286,031

Net increase (decrease) in net assets	37,368	2,948	719,939	(68,254)	240,100	289,554

Net assets:
Beginning of year	$336,549	$333,601	$2,821,089	$2,889,343	$—	$—

End of year	$373,917	$336,549	$3,541,028	$2,821,089	$240,100	$289,554

Undistributed (accumulated) net investment income (loss)	$290	$556	$(1,273)	$(2,420)	$(183)	$1,657

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the years ended:

(all amounts in thousands)

	Transamerica Multi-Managed Balanced		Transamerica Short-Term Bond		Transamerica Small Cap Growth	Transamerica Small Cap Value
	October 31, 2012	October 31, 2011	October 31, 2012	October 31, 2011	October 31, 2012 (H)	October 31, 2012 (E)
Share activity:
Shares issued:
Class A	1,145	2,540	29,711	34,402	25	27
Class B	113	59
Class C	1,339	846	18,799	25,782	25	26
Class I	4,199	669	24,916	23,932	25	38
Class I2			74,830	17,710	25,505	30,201
Class P	170	914

	6,966	5,028	148,256	101,826	25,580	30,292

Shares issued-reinvested from dividends and distributions:
Class A	764	55	2,548	2,470	—	—
Class B	67	2
Class C	262	9	2,156	1,804	—	—
Class I	125	2	855	429	—	—
Class I2			4,693	3,925	—	—
Class P	1,122	121

	2,340	189	10,252	8,628	—	—

Shares redeemed:
Class A	(985)	(2,664)	(32,204)	(42,838)	—	—
Class B	(56)	(108)
Class C	(411)	(312)	(21,345)	(24,915)	—	—
Class I	(983)	(166)	(16,781)	(16,874)	—	—	(D)
Class I2			(23,289)	(27,058)	(5)	(869)
Class P	(4,403)	(3,127)

	(6,838)	(6,377)	(93,619)	(111,685)	(5)	(869)

Automatic conversions:
Class A	141	209	—	—	—	—
Class B	(142)	(210)

	(1)	(1)	—	—	—	—

Class level conversions:
Class I	4,097	209	—	—	—	—
Class P	(4,107)	(210)

	(10)	(1)	—	—	—	—

Net increase (decrease) in shares outstanding:
Class A	1,065	140	55	(5,966)	25	27
Class B	(18)	(257)
Class C	1,190	543	(390)	2,671	25	26
Class I	7,438	505	8,990	7,487	25	38
Class I2			56,234	(5,423)	25,500	29,332
Class P	(7,218)	(2,092)

	2,457	(1,161)	64,889	(1,231)	25,575	29,423

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the years ended:

(all amounts in thousands)

	Transamerica Small/Mid Cap Value			Transamerica Tactical Income(I)
	October 31, 2012		October 31, 2011	October 31, 2012
From operations:
Net investment income (loss)	$2,352		$(2,856)	$8,206
Net realized gain (loss)(A)	(11,852)		193,786	8,876
Net change in unrealized appreciation
(depreciation)	82,860		(151,551)	1,137

Net increase in net assets resulting from operations	73,360		39,379	18,219

Distributions to shareholders:
From net investment income:
Class A	—	(C)	—	(4,419)
Class B	—	(C)	—
Class C	—	(C)	—	(3,696)
Class I	—	(C)	—	(4,820)

	—	(C)	—	(12,935)

From net realized gains:
Class A	(17,683)		—	—
Class B	(1,904)		—
Class C	(10,530)		—	—
Class I	(3,750)		—	—
Class I2	(699)		—

	(34,566)		—	—

Total distributions to shareholders	(34,566)		—	(12,935)

Capital share transactions:
Proceeds from shares sold:
Class A	81,627		144,418	264,641
Class B	1,054		1,532
Class C	34,234		48,478	281,913
Class I	64,607		67,684	265,934
Class I2	2,230		905

	183,752		263,017	812,488

Dividends and distributions reinvested:
Class A	16,432		—	3,871
Class B	1,625		—
Class C	8,584		—	3,148
Class I	2,089		—	4,120
Class I2	699		—

	29,429		—	11,139

Cost of shares redeemed:
Class A	(112,261)		(128,843)	(15,688)
Class B	(5,810)		(6,989)
Class C	(36,170)		(50,447)	(7,215)
Class I	(35,288)		(38,074)	(31,178)
Class I2	(1,357)		(5,604)

	(190,886)		(229,957)	(54,081)

Automatic conversions:
Class A	2,739		2,578	—
Class B	(2,739)		(2,578)

	—		—	—

Net increase in net assets resulting from capital shares transactions	22,295		33,060	769,546

Net increase in net assets	61,089		72,439	774,830

Net assets:
Beginning of year	$620,176		$547,737	$—

End of year	$681,265		$620,176	$774,830

Undistributed (accumulated) net investment income (loss)	$2,352		$—	$(31)

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the years ended:

(all amounts in thousands)

			Transamerica
	Transamerica Small/Mid Cap Value		Tactical Income(I)
	October 31, 2012	October 31, 2011	October 31, 2012
Share activity:
Shares issued:
Class A	3,856	6,627	26,004
Class B	54	74
Class C	1,742	2,347	27,764
Class I	2,987	2,999	26,092
Class I2	106	40

	8,745	12,087	79,860

Shares issued-reinvested from dividends and distributions:
Class A	877	—	382
Class B	92	—
Class C	490	—	311
Class I	109	—	407
Class I2	36	—

	1,604	—	1,100

Shares redeemed:
Class A	(5,324)	(6,093)	(1,542)
Class B	(292)	(345)
Class C	(1,845)	(2,491)	(708)
Class I	(1,634)	(1,848)	(3,069)
Class I2	(63)	(256)

	(9,158)	(11,033)	(5,319)

Automatic conversions:
Class A	131	122	—
Class B	(139)	(128)

	(8)	(6)	—

Net increase (decrease) in shares outstanding:
Class A	(460)	656	24,844
Class B	(285)	(399)
Class C	387	(144)	27,367
Class I	1,462	1,151	23,430
Class I2	79	(216)

	1,183	1,048	75,641

(A)	Net realized gain (loss) includes all items as listed in the Statement of Operations.
(B)	Commenced operations August 31, 2011.
(C)	Rounds to less than $1.
(D)	Rounds to less than 1 share.
(E)	Commenced operations April 30, 2012.
(F)	For this period, information is based on 120 days as TS&W International Equity Portfolio and 245 days as Transamerica TS&W International Equity. The 120 days represents Fund Level activity, which reflects activity of the predecessor’s fund.
(G)	Commenced operations November 15, 2010.
(H)	Commenced operations August 31, 2012.
(I)	Includes information from inception date of October 31, 2011 through period end.

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

FINANCIAL HIGHLIGHTS

For the period or years ended:

Transamerica Capital Growth
Class A	Class B
October 31,	October 31,	October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	2012	2011	2010(A)	2012	2011	2010(A)
Net asset value
Beginning of period/year	$15.47	$13.78	$11.77	$14.22	$12.75	$10.95

Investment operations
Net investment loss(B)	—	(C)	(0.12)	(0.09)	(0.10)	(0.20)	(0.15)
Net realized and change in unrealized gain on investments	0.32	1.81	2.12	0.29	1.67	1.96

Total from investment operations	0.32	1.69	2.03	0.19	1.47	1.81

Distributions
Net investment income	—	—	(0.02)	—	(C)	—	(0.01)
Net realized gains on investments	(0.45)	—	—	(0.45)	—	—

Total distributions	(0.45)	—	(0.02)	(0.45)	—	(0.01)

Net asset value
End of year	$15.34	$15.47	$13.78	$13.96	$14.22	$12.75

Total return(D)	2.38%	12.34%	17.24	%(E)	1.65%	11.61%	16.51	%(E)

Net assets end of year (000’s)	$65,782	$66,058	$48,547	$5,596	$7,786	$9,916

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1 .52%	1 .55%	1.55	%(F)	2.20%	2.20%	2.20	%(F)
Before reimbursement/waiver or recapture	1 .47%	1 .63%	1.78	%(F)	2.33%	2.45%	2.51	%(F)
Net investment income (loss) to average net assets(G)	0 .01%	(0.76)%	(0.75	)%(F)	(0.73)%	(1.41)%	(1.36	)%(F)
Portfolio turnover rate	52%	90%	57	%(E)	52%	90%	57	%(E)

Transamerica Capital Growth
Class C	Class I
October 31,	October 31,	October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	2012	2011	2010(A)	2012	2011	2010(H)
Net asset value
Beginning of period/year	$14.20	$12.74	$10.94	$15.66	$13.89	$11.64

Investment operations
Net investment income (loss)(B)	(0.08)	(0.20)	(0.15)	0.11	(0.06)	(0.06)
Net realized and change in unrealized gain on investments	0.29	1.66	1.96	0.30	1.83	2.33

Total from investment operations	0.21	1.46	1.81	0.41	1.77	2.27

Distributions
Net investment income	—	(C)	—	(0.01)	(0.01)	—	(0.02)
Net realized gains on investments	(0.45)	—	—	(0.45)	—	—

Total distributions	(0.45)	—	(0.01)	(0.46)	—	(0.02)

Net asset value
End of year	$13.96	$14.20	$12.74	$15.61	$15.66	$13.89

Total return(D)	1 .80%	11.62%	16.53	%(E)	2 .96%	12.81%	19.58	%(E)

Net assets end of year (000’s)	$19,809	$16,252	$12,814	$80,083	$11,767	$434

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	2 .08%	2 .20%	2.20	%(F)	0 .94%	1 .13%	1.20	%(F)
Before reimbursement/waiver or recapture	2 .06%	2 .18%	2.26	%(F)	0 .94%	1 .10%	1.85	%(F)
Net investment income (loss) to average net assets(G)	(0.54)%	(1.41)%	(1.39	)%(F)	0 .66%	(0.37)%	(0.51	)%(F)
Portfolio turnover rate	52%	90%	57	%(E)	52%	90%	57	%(E)

The notes to the financial statements are an integral part of this report. Transamerica Funds	Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

Transamerica Capital Growth	Transamerica Diversified Equity
Class I2	Class A
October 31,	October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	2012	2011(J)	2012	2011	2010(A)
Net asset value
Beginning of period/year	$10.96	$10.00	$14.63	$14.29	$12.85

Investment operations
Net investment income (loss)(B)	0.07	—	(C)	0.01	(0.06)	0.15
Net realized and change in unrealized gain on investments	0.22	0.96	0.76	(K)	0.56	1.31

Total from investment operations	0.29	0.96	0.77	0.50	1.46

Distributions
Net investment income	—	(C)	—	—	(0.16)	(0.02)
Net realized gains on investments	(0.45)	—	(1.99)	—	—

Total distributions	(0.45)	—	(1.99)	(0.16)	(0.02)

Net asset value
End of year	$10.80	$10.96	$13.41	$14.63	$14.29

Total return(D)	3.11%	9.70	%(E)	7.04	%(K)	3.44%	11.32	%(E)

Net assets end of year (000’s)	$545,635	$407,302	$420,504	$77,197	$83,766

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.84%	1.09	%(F)	1.47%	1.52%	1.52	%(F)
Before reimbursement/waiver or recapture	0.84%	1.09	%(F)	1.39%	1.66%	1.72	%(F)
Net investment income (loss) to average net assets(G)	0.67%	(0.48	)%(F)	0.08%	(0.42)%	1.14	%(F)
Portfolio turnover rate	52%	90	%(E)	80%	141%	79	%(E)

	Transamerica Diversified Equity
	Class B					Class C
	October 31,		October 31,	October 31,		October 31,		October 31,	October 31,
For a share outstanding throughout each period	2012		2011	2010(A)		2012		2011	2010(A)
Net asset value
Beginning of period/year	$14.57		$14.22	$12.85		$14.55		$14.22	$12.85
Investment operations
Net investment income (loss)(B)	(0.09)		(0.16)	0.06		(0.08)		(0.16)	0.06
Net realized and change in unrealized gain on investments	0.76	(K)	0.55	1.32		0.74	(K)	0.55	1.32

Total from investment operations	0.67		0.39	1.38		0.66		0.39	1.38

Distributions
Net investment income	—	(C)	(0.04)	(0.01)		—	(C)	(0.06)	(0.01)
Net realized gains on investments	(1.99)		—	—		(1.99)		—	—

Total distributions	(1.99)		(0.04)	(0.01)		(1.99)		(0.06)	(0.01)

Net asset value
End of year	$13.25		$14.57	$14.22		$13.22		$14.55	$14.22

Total return(D)	6.29	%(K)	2.71%	10.68	%(E)	6.22	%(K)	2 .72%	10.68	%(E)

Net assets end of year (000’s)	$20,668		$5,420	$7,375		$42,637		$13,393	$15,013

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	2.17%		2.17%	2.17	%(F)	2.17%		2.17%	2.17	%(F)
Before reimbursement/waiver or recapture	2.19%		2.30%	2.44	%(F)	2.16%		2.25%	2.31	%(F)
Net investment income (loss) to average net assets(G)	(0.63)%		(1.07)%	0.40	%(F)	(0.63)%		(1.07)%	0.48	%(F)
Portfolio turnover rate	80%		141%	79	%(E)	80%		141%	79	%(E)

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

Transamerica Diversified Equity
Class I	Class I2(I)
October 31,	October 31,	October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	2012	2011	2010(H)	2012	2011	2010(A)
Net asset value
Beginning of period/year	$14.74	$14.41	$12.65	$14.73	$14.38	$12.85

Investment operations
Net investment income(B)	0.09	—	(C)	0.26	0.10	0.04	0.26
Net realized and change in unrealized gain on investments	0.76	(K)	0.56	1.53	0.77	(K)	0.57	1.30

Total from investment operations	0.85	0.56	1.79	0.87	0.61	1.56

Distributions
Net investment income	—	(0.23)	(0.03)	(0.02)	(0.26)	(0.03)
Net realized gains on investments	(1.99)	—	—	(1.99)	—	—

Total distributions	(1.99)	(0.23)	(0.03)	(2.01)	(0.26)	(0.03)

Net asset value
End of year	$13.60	$14.74	$14.41	$13.59	$14.73	$14.38

Total return(D)	7.62	%(K)	3.82%	14.16	%(E)	7.79	%(K)	4.19%	12.12	%(E)

Net assets end of year (000’s)	$310,170	$1,127	$421	$577,540	$291,409	$358,714

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.90%	1.17%	1.17	%(F)	0.78%	0.80%	0.81	%(F)
Before reimbursement/waiver or recapture	0.90%	1.15%	1.81	%(F)	0.78%	0.80%	0.81	%(F)
Net investment income to average net assets(G)	0.67%	0.01%	2.14	%(F)	0.75%	0.30%	2.02	%(F)
Portfolio turnover rate	80%	141%	79	%(E)	80%	141%	79	%(E)

	Transamerica
	Diversified
	Equity		Transamerica Emerging Markets Debt
	Class T		Class A			Class C
	October 31,		October 31,	October 31,		October 31,	October 31,
For a share outstanding throughout each period	2012(L)		2012	2011(M)		2012	2011(M)
Net asset value
Beginning of period/year	$28.70		$10.00	$10.00		$9.99	$10.00

Investment operations
Net investment income(B)	0.14		0.59	0.08		0.52	0.07
Net realized and change in unrealized gain (loss) on investments	(0.15	)(K)	1.45	(0.08)		1.44	(0.08)

Total from investment operations	(0.01)		2.04	—		1.96	(0.01)

Distributions
Net investment income	—		(0.50)	—	(C)	(0.44)	—	(C)

Total distributions	—		(0.50)	—	(C)	(0.44)	—	(C)

Net asset value
End of year	$28.69		$11.54	$10.00		$11.51	$9.99

Total return(D)	(0.04	)%(E),(K)	21.07%	0.04	%(E)	20.24%	(0.08	)%(E)

Net assets end of year (000’s)	$81,976		$60,754	$2,247		$10,543	$1,025

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.90	%(F)	1.21%	1.35	%(F)	1.87%	2.00	%(F)
Before reimbursement/waiver or recapture	0.90	%(F)	1.19%	1.65	%(F)	1.86%	2.29	%(F)
Net investment income to average net assets(G)	0.65	%(F)	5.47%	5.24	%(F)	4.87%	4.35	%(F)
Portfolio turnover rate	80	%(E)	305%	31	%(E)	305%	31	%(E)

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

							Transamerica Emerging
	Transamerica Emerging Markets Debt						Markets Equity
	Class I			Class I2			Class A		Class C
	October 31,	October 31,		October 31,	October 31,		October 31,		October 31,
For a share outstanding throughout each period	2012	2011(M)		2012	2011(M)		2012(N)		2012(N)
Net asset value
Beginning of period/year	$10.01	$10.00		$10.01	$10.00		$10.00		$10.00

Investment operations
Net investment income(B)	0.63	0.09		0.63	0.07		0.09		0.07
Net realized and change in unrealized gain (loss) on investments	1.44	(0.08)		1.45	(0.06)		(0.67)		(0.68)

Total from investment operations	2.07	0.01		2.08	0.01		(0.58)		(0.61)

Distributions
Net investment income	(0.52)	—	(C)	(0.53)	—	(C)	—		—

Total distributions	(0.52)	—	(C)	(0.53)	—	(C)	—		—

Net asset value
End of year	$11.56	$10.01		$11.56	$10.01		$9.42		$9.39

Total return(D)	21.40%	0.14	%(E)	21 .50%	0.14	%(E)	(5.80	)%(E)	(6.10	)%(E)

Net assets end of year (000’s)	$46,190	$2,064		$505,629	$95,233		$302		$253

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.86%	1.00	%(F)	0.76%	1.00	%(F)	1.85	%(F)	2.52	%(F)
Before reimbursement/waiver or recapture	0.84%	1.34	%(F)	0.74%	1.23	%(F)	1.85	%(F)	2.52	%(F)
Net investment income to average net assets(G)	5.68%	5.46	%(F)	5.82%	4.63	%(F)	1.97	%(F)	1.43	%(F)
Portfolio turnover rate	305%	31	%(E)	305%	31	%(E)	76	%(E)	76	%(E)

	Transamerica Emerging
	Markets Equity
	Class I		Class I2
	October 31,		October 31,
For a share outstanding throughout each period	2012(N)		2012(N)
Net asset value
Beginning of period/year	$10.00		$10.00

Investment operations
Net investment income(B)	0.11		0.10
Net realized and change in unrealized loss on investments	(0.68)		(0.66)

Total from investment operations	(0.57)		(0.56)

Net asset value
End of year	$9.43		$9.44

Total return(D)	(5.70	)%(E)	(5.60	)%(E)

Net assets end of year (000’s)	$302 $		107,183

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.60	%(F)	1 .49	%(F)
Before reimbursement/waiver or recapture	1.60	%(F)	1 .49	%(F)
Net investment income to average net assets(G)	2.26	%(F)	2 .06	%(F)
Portfolio turnover rate	76	%(E)	76	%(E)

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Transamerica Flexible Income
	Class A
	October 31,	October 31,	October 31,		October 31,	October 31,
For a share outstanding throughout each period	2012	2011	2010		2009	2008
Net asset value
Beginning of year	$8.83	$8.99	$8.33		$7.22	$9.14

Investment operations
Net investment income(B)	0.45	0.51	0.50		0.46	0.44
Net realized and change in unrealized gain (loss) on investments	0.55	(0.16)	0.70		1.08	(1.89)

Total from investment operations	1.00	0.35	1.20		1.54	(1.45)

Distributions
Net investment income	(0.46)	(0.51)	(0.54)		(0.43)	(0.47)

Total distributions	(0.46)	(0.51)	(0.54)		(0.43)	(0.47)

Net asset value
End of year	$9.37	$8.83	$8.99		$8.33	$7.22

Total return(D)	11.60%	3 .93%	14.89%		22.30%	(16.57)%

Net assets end of year (000’s)	$77,291	$65,393	$55,103		$24,173	$13,360

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.95%	0.97%	1.07	%(O)	1.47%	1.39%
Before reimbursement/waiver or recapture	1.01%	1.07%	1.15	%(O)	1.47%	1.39%
Net investment income to average net assets(G)	4.95%	5.70%	5.79%		6.03%	5.12%
Portfolio turnover rate	35%	42%	120%		169%	98%

	Transamerica Flexible Income
	Class B
	October 31,	October 31,	October 31,		October 31,	October 31,
For a share outstanding throughout each period	2012	2011	2010		2009	2008
Net asset value
Beginning of year	$8.83	$9.00	$8.34		$7.23	$9.14

Investment operations
Net investment income(B)	0.37	0.44	0.43		0.40	0.38
Net realized and change in unrealized gain (loss) on investments	0.55	(0.18)	0.71		1.09	(1.88)

Total from investment operations	0.92	0.26	1.14		1.49	(1.50)

Distributions
Net investment income	(0.38)	(0.43)	(0.48)		(0.38)	(0.41)

Total distributions	(0.38)	(0.43)	(0.48)		(0.38)	(0.41)

Net asset value
End of year	$9.37	$8.83	$9.00		$8.34	$7.23

Total return(D)	10.69%	2.96%	14.02%		21.39%	(17.03)%

Net assets end of year (000’s)	$6,641	$7,066	$10,614		$8,161	$8,628

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.79%	1.82%	1.88	%(O)	2.16%	2.05%
Before reimbursement/waiver or recapture	1.79%	1.82%	1.88	%(O)	2.16%	2.05%
Net investment income to average net assets(G)	4.13%	4.87%	4.97%		5.36%	4.42%
Portfolio turnover rate	35%	42%	120%		169%	98%

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Transamerica Flexible Income
	Class C
	October 31,	October 31,	October 31,		October 31,	October 31,
For a share outstanding throughout each period	2012	2011	2010		2009	2008
Net asset value
Beginning of year	$8.79	$8.96	$8.31		$7.21	$9.12

Investment operations
Net investment income(B)	0.38	0.45	0.44		0.41	0.39
Net realized and change in unrealized gain (loss) on investments	0.54	(0.17)	0.70		1.08	(1.88)

Total from investment operations	0.92	0.28	1.14		1.49	(1.49)

Distributions
Net investment income	(0.40)	(0.45)	(0.49)		(0.39)	(0.42)

Total distributions	(0.40)	(0.45)	(0.49)		(0.39)	(0.42)

Net asset value
End of year	$9.31	$8.79	$8.96		$8.31	$7.21

Total return(D)	10.71%	3.21%	14.15%		21.50%	(16.98)%

Net assets end of year (000’s)	$81,874	$50,314	$36,264		$12,978	$5,981

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.65%	1.68%	1.74	%(O)	2.06%	1.97%
Before reimbursement/waiver or recapture	1.65%	1.68%	1.74	%(O)	2.06%	1.97%
Net investment income to average net assets(G)	4.22%	4.98%	5.14%		5.43%	4.52%
Portfolio turnover rate	35%	42%	120%		169%	98%

	Transamerica Flexible Income
	Class I
	October 31,	October 31,	October 31,
For a share outstanding throughout each period	2012	2011	2010(H)
Net asset value
Beginning of period/year	$8.85	$9.02	$8.48

Investment operations
Net investment income(B)	0.47	0.53	0.50
Net realized and change in unrealized gain (loss) on investments	0.55	(0.16)	0.57

Total from investment operations	1.02	0.37	1.07

Distributions
Net investment income	(0.49)	(0.54)	(0.53)

Total distributions	(0.49)	(0.54)	(0.53)

Net asset value
End of year	$9.38	$8.85	$9.02

Total return(D)	11.87%	4 .19%	13.10	%(E)

Net assets end of year (000’s)	$31,480	$19,992	$9,787

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.67%	0.69%	0.76	%(F),(O)
Before reimbursement/waiver or recapture	0.67%	0.69%	0.76	%(F),(O)
Net investment income to average net assets(G)	5.20%	5.93%	6.25	%(F)
Portfolio turnover rate	35%	42%	120	%(E)

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

Transamerica Flexible Income
Class I2(I)
October 31,	October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	2012	2011	2010	2009	2008
Net asset value
Beginning of year	$8.86	$9.03	$8.37	$7.25	$9.17

Investment operations
Net investment income(B)	0.48	0.55	0.53	0.50	0.50
Net realized and change in unrealized gain (loss) on investments	0.54	(0.17)	0.71	1.10	(1.90)

Total from investment operations	1.02	0.38	1.24	1.60	(1.40)

Distributions
Net investment income	(0.50)	(0.55)	(0.58)	(0.48)	(0.52)

Total distributions	(0.50)	(0.55)	(0.58)	(0.48)	(0.52)

Net asset value
End of year	$9.38	$8.86	$9.03	$8.37	$7.25

Total return(D)	11.85%	4.31%	15.39%	23.16%	(16.02)%

Net assets end of year (000’s)	$128,284	$109,052	$146,631	$132,177	$128,108

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.57%	0.58%	0.64	%(O)	0.85%	0.77%
Before reimbursement/waiver or recapture	0.57%	0.58%	0.64	%(O)	0.85%	0.77%
Net investment income to average net assets(G)	5.32%	6.10%	6.18%	6.64%	5.67%
Portfolio turnover rate	35%	42%	120%	169%	98%

Transamerica Growth Opportunities
Class A
October 31,	October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	2012	2011	2010	2009	2008
Net asset value
Beginning of year	$10.93	$9.82	$7.54	$6.57	$11.40

Investment operations
Net investment income (loss)(B)	0.01	(0.10)	(0.05)	(0.05)	(0.06)
Net realized and change in unrealized gain (loss) on investments	(0.55)	1.21	2.33	1.02	(4.77)

Total from investment operations	(0.54)	1.11	2.28	0.97	(4.83)

Distributions
Net investment income	—	(C)	—	—	—	—
Net realized gains on investments	(2.24)	—	—	—	—

Total distributions	(2.24)	—	—	—	—

Net asset value
End of year	$8.15	$10.93	$9.82	$7.54	$6.57

Total return(D)	(3.79)%	11.30%	30.41%	14.76%	(42.37)%

Net assets end of year (000’s)	$91,110	$103,177	$59,685	$48,788	$41,005

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.67%	1.75%	1.75%	1.75%	1.75%
Before reimbursement/waiver or recapture	1.54%	1.64%	1.98%	2.23%	1.81%
Net investment income (loss) to average net assets(G)	0.10%	(0.83)%	(0.56)%	(0.68)%	(0.69)%
Portfolio turnover rate	38%	125%	63%	71%	45%

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

Transamerica Growth Opportunities
Class B
October 31,	October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	2012	2011	2010	2009	2008
Net asset value
Beginning of year	$10.01	$9.05	$6.99	$6.13	$10.72

Investment operations
Net investment loss(B)	(0.04)	(0.15)	(0.10)	(0.08)	(0.12)
Net realized and change in unrealized gain (loss) on investments	(0.52)	1.11	2.16	0.94	(4.47)

Total from investment operations	(0.56)	0.96	2.06	0.86	(4.59)

Distributions
Net investment income	—	(C)	—	—	—	—
Net realized gains on investments	(2.24)	—	—	—	—

Total distributions	(2.24)	—	—	—	—

Net asset value
End of year	$7.21	$10.01	$9.05	$6.99	$6.13

Total return(D)	(4.47)%	10.61%	29.47%	14.03%	(42.82)%

Net assets end of year (000’s)	$5,582	$9,636	$12,406	$14,067	$20,823

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	2.32%	2.40%	2.40%	2.40%	2.40%
Before reimbursement/waiver or recapture	2.31%	2.29%	2.41%	2.71%	2.46%
Net investment loss to average net assets(G)	(0.56)%	(1.40)%	(1.21)%	(1.25)%	(1.39)%
Portfolio turnover rate	38%	125%	63%	71%	45%

	Transamerica Growth Opportunities
	Class C
	October 31,	October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	2012	2011	2010	2009	2008
Net asset value
Beginning of year	$10.05	$9.08	$7.01	$6.16	$10.74

Investment operations
Net investment loss(B)	(0.04)	(0.15)	(0.10)	(0.08)	(0.11)
Net realized and change in unrealized gain (loss) on investments	(0.52)	1.12	2.17	0.93	(4.47)

Total from investment operations	(0.56)	0.97	2.07	0.85	(4.58)

Distributions
Net realized gains on investments	(2.24)	—	—	—	—

Total distributions	(2.24)	—	—	—	—

Net asset value
End of year	$7.25	$10.05	$9.08	$7.01	$6.16

Total return(D)	(4.46)%	10.68%	29.53%	13.80%	(42.64)%

Net assets end of year (000’s)	$10,943	$14,288	$12,781	$10,774	$10,619

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	2.28%	2.40%	2.40%	2.40%	2.34%
Before reimbursement/waiver or recapture	2.28%	2.28%	2.41%	2.62%	2.34%
Net investment loss to average net assets(G)	(0.51)%	(1.43)%	(1.21)%	(1.31)%	(1.29)%
Portfolio turnover rate	38%	125%	63%	71%	45%

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Transamerica Growth Opportunities
	Class I
	October 31,	October 31,	October 31,
For a share outstanding throughout each period	2012	2011	2010(H)
Net asset value
Beginning of period/year	$11.37	$10.19	$8.04

Investment operations
Net investment income (loss)(B)	0.08	(0.02)	(0.02)
Net realized and change in unrealized gain (loss) on investments	(0.58)	1.24	2.17

Total from investment operations	(0.50)	1.22	2.15

Distributions
Net investment income	(0.02)	(0.04)	—
Net realized gains on investments	(2.24)	—	—

Total distributions	(2.26)	(0.04)	—

Net asset value
End of year	$8.61	$11.37	$10.19

Total return(D)	(3.16)%	12.01%	26.74	%(E)

Net assets end of year (000’s)	$80,359	$9,954	$815

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.99%	1.08%	1.40	%(F)
Before reimbursement/waiver or recapture	0.99%	1.08%	1.48	%(F)
Net investment income (loss) to average net assets(G)	0.90%	(0.20)%	(0.23	)%(F)
Portfolio turnover rate	38%	125%	63	%(E)

	Transamerica Growth Opportunities
	Class I2(I)
	October 31,	October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	2012	2011	2010	2009	2008
Net asset value
Beginning of year	$11.43	$10.23	$7.78	$6.74	$11.59

Investment operations
Net investment income(B)	0.09	0.01	0.03	0.01	0.01
Net realized and change in unrealized gain (loss) on investments	(0.58)	1.25	2.42	1.03	(4.86)

Total from investment operations	(0.49)	1.26	2.45	1.04	(4.85)

Distributions
Net investment income	(0.02)	(0.06)	—	—	—
Net realized gains on investments	(2.24)	—	—	—	—

Total distributions	(2.26)	(0.06)	—	—	—

Net asset value
End of year	$8.68	$11.43	$10.23	$7.78	$6.74

Total return(D)	(2.97)%	12.28%	31.49%	15.43%	(41.85)%

Net assets end of year (000’s)	$397,945	$113,057	$106,970	$111,402	$86,425

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.85%	0.89%	0.88%	0.91%	0.86%
Before reimbursement/waiver or recapture	0.85%	0.89%	0.88%	0.91%	0.86%
Net investment income to average net assets(G)	0.99%	0.09%	0.32%	0.15%	0.15%
Portfolio turnover rate	38%	125%	63%	71%	45%

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Transamerica High Yield Bond
	Class A
	October 31,	October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	2012	2011	2010	2009	2008
Net asset value
Beginning of year	$8.95	$9.16	$8.45	$6.31	$9.12

Investment operations
Net investment income(B)	0.59	0.61	0.66	0.65	0.64
Net realized and change in unrealized gain (loss) on investments	0.67	(0.21)	0.73	2.14	(2.83)

Total from investment operations	1.26	0.40	1.39	2.79	(2.19)

Distributions
Net investment income	(0.62)	(0.61)	(0.68)	(0.66)	(0.62)

Total distributions	(0.62)	(0.61)	(0.68)	(0.66)	(0.62)

Net asset value
End of year	$9.59	$8.95	$9.16	$8.45	$6.31

Total return(D)	14.57%	4.41%	17.21%	47.58%	(25.46)%

Net assets end of year (000’s)	$256,099	$228,920	$193,332	$67,290	$24,506

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.06%	1.17%	1.15%	1.19%	1.16%
Before reimbursement/waiver or recapture	1.06%	1.17%	1.15%	1.19%	1.16%
Net investment income to average net assets(G)	6.44%	6.65%	7.52%	9.08%	7.65%
Portfolio turnover rate	78%	93%	91%	58%	38%

	Transamerica High Yield Bond
	Class B
	October 31,	October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	2012	2011	2010	2009	2008
Net asset value
Beginning of year	$8.95	$9.15	$8.44	$6.30	$9.11

Investment operations
Net investment income(B)	0.52	0.55	0.61	0.60	0.58
Net realized and change in unrealized gain (loss) on investments	0.67	(0.21)	0.72	2.15	(2.83)

Total from investment operations	1.19	0.34	1.33	2.75	(2.25)

Distributions
Net investment income	(0.54)	(0.54)	(0.62)	(0.61)	(0.56)

Total distributions	(0.54)	(0.54)	(0.62)	(0.61)	(0.56)

Net asset value
End of year	$9.60	$8.95	$9.15	$8.44	$6.30

Total return(D)	13.77%	3.81%	16.38%	46.69%	(26.04)%

Net assets end of year (000’s)	$9,236	$9,431	$13,887	$11,898	$9,091

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.84%	1.83%	1.83%	1.91%	1.85%
Before reimbursement/waiver or recapture	1.83%	1.84%	1.83%	1.91%	1.85%
Net investment income to average net assets(G)	5.69%	5.99%	6.93%	8.56%	6.83%
Portfolio turnover rate	78%	93%	91%	58%	38%

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Transamerica High Yield Bond
	Class C
For a share outstanding throughout each period	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of year	$8.92	$9.13	$8.42	$6.30	$9.10

Investment operations
Net investment income(B)	0.53	0.55	0.61	0.60	0.58
Net realized and change in unrealized gain (loss) on investments	0.66	(0.21)	0.73	2.14	(2.82)

Total from investment operations	1.19	0.34	1.34	2.74	(2.24)

Distributions
Net investment income	(0.55)	(0.55)	(0.63)	(0.62)	(0.56)

Total distributions	(0.55)	(0.55)	(0.63)	(0.62)	(0.56)

Net asset value
End of year	$9.56	$8.92	$9.13	$8.42	$6.30

Total return(D)	13.81%	3.84%	16.54%	46.63%	(25.89)%

Net assets end of year (000’s)	$76,995	$48,789	$41,810	$19,548	$5,429

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.77%	1.76%	1.77%	1.81%	1.80%
Before reimbursement/waiver or recapture	1.77%	1.76%	1.77%	1.81%	1.80%
Net investment income to average net assets(G)	5.73%	6.07%	6.96%	8.23%	6.93%
Portfolio turnover rate	78%	93%	91%	58%	38%

	Transamerica High Yield Bond
	Class I
For a share outstanding throughout each period	October 31, 2012	October 31, 2011	October 31, 2010(H)
Net asset value
Beginning of period/year	$9.00	$9.20	$8.55

Investment operations
Net investment income(B)	0.62	0.65	0.63
Net realized and change in unrealized gain (loss) on investments	0.68	(0.21)	0.68

Total from investment operations	1.30	0.44	1.31

Distributions
Net investment income	(0.64)	(0.64)	(0.66)

Total distributions	(0.64)	(0.64)	(0.66)

Net asset value
End of year	$9.66	$9.00	$9.20

Total return(D)	15.05%	4.95%	15.92	%(E)

Net assets end of year (000’s)	$103,181	$82,736	$27,057

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.78%	0.77%	0.83	%(F)
Before reimbursement/waiver or recapture	0.78%	0.78%	0.83	%(F)
Net investment income to average net assets(G)	6.64%	7.09%	7.71	%(F)
Portfolio turnover rate	78%	93%	91	%(E)

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Transamerica High Yield Bond					Transamerica International Bond
	Class I2(I)					Class A
For a share outstanding throughout each period	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008	October 31, 2012(P)
Net asset value
Beginning of period/year	$9.02	$9.22	$8.50	$6.35	$9.17	$10.29

Investment operations
Net investment income(B)	0.64	0.66	0.71	0.69	0.69	0.09
Net realized and change in unrealized gain (loss) on investments	0.66	(0.21)	0.73	2.16	(2.85)	0.17

Total from investment operations	1.30	0.45	1.44	2.85	(2.16)	0.26

Distributions
Net investment income	(0.65)	(0.65)	(0.72)	(0.70)	(0.66)	(0.04)

Total distributions	(0.65)	(0.65)	(0.72)	(0.70)	(0.66)	(0.04)

Net asset value
End of year	$9.67	$9.02	$9.22	$8.50	$6.35	$10.51

Total return(D)	15.01%	5.06%	17.74%	48.39%	(25.05)%	2.52	%(E)

Net assets end of year (000’s)	$250,912	$388,633	$408,505	$472,936	$418,923	$165

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.67%	0.66%	0.66%	0.67%	0.65%	1.05	%(F)
Before reimbursement/waiver or recapture	0.67%	0.66%	0.66%	0.67%	0.65%	1.18	%(F)
Net investment income to average net assets(G)	6.88%	7.16%	8.11%	9.96%	8.34%	1.34	%(F)
Portfolio turnover rate	78%	93%	91%	58%	38%	47	%(E)

	Transamerica International Bond
	Class C		Class I
For a share outstanding throughout each period	October 31, 2012(P)		October 31, 2012(P)
Net asset value
Beginning of period/year	$10.29		$10.29

Investment operations
Net investment income(B)	0.05		0.11
Net realized and change in unrealized gain on investments	0.16		0.17

Total from investment operations	0.21		0.28

Distributions
Net investment income	(0.03)		(0.04)

Total distributions	(0.03)		(0.04)

Net asset value
End of year	$10.47		$10.53

Total return(D)	2.03	%(E)	2.75	%(E)

Net assets end of year (000’s)	$199		$103

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.75	%(F)	0.75	%(F)
Before reimbursement/waiver or recapture	1.83	%(F)	0.87	%(F)
Net investment income to average net assets(G)	0.65	%(F)	1.65	%(F)
Portfolio turnover rate	47	%(E)	47	%(E)

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

Transamerica International Bond
Class I2(I)
For a share outstanding throughout each period	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of year	$11.24	$12.08	$11.64	$10.56	$11.00

Investment operations
Net investment income(B)	0.19	0.23	0.24	0.26	0.29
Net realized and change in unrealized gain (loss) on investments	0.07	(0.05)	0.71	1.59	(0.29)

Total from investment operations	0.26	0.18	0.95	1.85	—	(C)

Distributions
Net investment income	(0.89)	(0.93)	(0.39)	(0.68)	(0.44)
Net realized gains on investments	(0.08)	(0.09)	(0.12)	(0.09)	—

Total distributions	(0.97)	(1.02)	(0.51)	(0.77)	(0.44)

Net asset value
End of year	$10.53	$11.24	$12.08	$11.64	$10.56

Total return(D)	2.71%	2.20%	8.54%	17.90%	(0.14)%

Net assets end of year (000’s)	$193,313	$475,292	$447,141	$732,964	$699,078

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.68%	0.63%	0.61%	0.60%	0.61%
Before reimbursement/waiver or recapture	0.68%	0.63%	0.61%	0.60%	0.61%
Net investment income to average net assets(G)	1.77%	2.09%	2.16%	2.38%	2.55%
Portfolio turnover rate	47%	98%	61%	53%	74%

	Transamerica International Equity
	Class A			Class C
	October 31,	October 31,		October 31,	October 31,
For a share outstanding throughout each period	2012	2011(Q)		2012	2011(Q)
Net asset value
Beginning of period/year	$13.47	$15.03		$13.40	$15.03

Investment operations
Net investment income(B)	0.24	0.15		0.11	0.16
Net realized and change in unrealized gain (loss) on investments	1.19	(1.71)		1.24	(1.79)

Total from investment operations	1.43	(1.56)		1.35	(1.63)

Distributions
Net investment income	(0.33)	—		(0.30)	—

Total distributions	(0.33)	—		(0.30)	—

Net asset value
End of year	$14.57	$13.47		$14.45	$13.40

Total return(D)	11.10%	(10.38	)%(E)	10.49%	(10.84	)%(E)

Net assets end of year (000’s)	$2,999	$490		$4,886	$113

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.46%	1.50	%(F)	2.04%	2.14	%(F)
Before reimbursement/waiver or recapture	1.51%	1.52	%(F)	2.04%	2.14	%(F)
Net investment income to average net assets(G)	1.76%	1.56	%(F)	0.82%	1.64	%(F)
Portfolio turnover rate	33%	16	%(E)	33%	16	%(E)

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Transamerica International Equity
	Class I(R)
	October 31,	October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	2012	2011	2010	2009	2008
Net asset value
Beginning of year	$13.50	$13.97	$12.55	$9.94	$21.16

Investment operations
Net investment income(B)	0.33	0.40	0.22	0.19	0.26
Net realized and change in unrealized gain (loss) on investments	1.17	(0.68)	1.36	2.61	(8.99)

Total from investment operations	1.50	(0.28)	1.58	2.80	(8.73)

Distributions
Net investment income	(0.35)	(0.19)	(0.16)	(0.19)	(0.20)
Net realized gains on investments	—	—	—	—	(2.29)

Total distributions	(0.35)	(0.19)	(0.16)	(0.19)	(2.49)

Net asset value
End of year	$14.65	$13.50	$13.97	$12.55	$9.94

Total return(D)	11.58%	(2.05)%	12.73%	28.58%	(46.36)%

Net assets end of year (000’s)	$90,012	$78,738	$75,271	$64,600	$51,529

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.05%	1.16%	1.43%	1.67%	1.52%
Before reimbursement/waiver or recapture	1.05%	1.16%	1.43%	1.67%	1.53%
Net investment income to average net assets(G)	2.39%	2.79%	1.76%	1.87%	1.67%
Portfolio turnover rate	33%	16%	43%	42%	40%

	Transamerica International Equity			Transamerica Large Cap Growth
	Class I2			Class A		Class C		Class I		Class I2
	October 31,	October 31,		October 31,		October 31,		October 31,		October 31,
For a share outstanding throughout each period	2012	2011(Q)		2012(N)		2012(N)		2012(N)		2012(N)
Net asset value
Beginning of period/year	$13.51	$15.03		$10.00		$10.00		$10.00		$10.00

Investment operations
Net investment income(B)	0.36	0.29		0.03		—	(C)	0.04		0.05
Net realized and change in unrealized gain (loss) on investments	1.14	(1.81)		(0.17)		(0.18)		(0.17)		(0.17)

Total from investment operations	1.50	(1.52)		(0.14)		(0.18)		(0.13)		(0.12)

Distributions
Net investment income	(0.36)	—		—		—		—		—

Total distributions	(0.36)	—		—		—		—		—

Net asset value
End of year	$14.65	$13.51		$9.86		$9.82		$9.87		$9.88

Total return(D)	11.64%	(10.11	)%(E)	(1.40	)%(E)	(1.80	)%(E)	(1.30	)%(E)	(1.20	)%(E)

Net assets end of year (000’s)	$166,085	$46,313		$419		$280		$786		$135,305

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.95%	1.02	%(F)	1.25	%(F)	1.92	%(F)	0.95	%(F)	0.87	%(F)
Before reimbursement/waiver or recapture	0.95%	1.02	%(F)	1.26	%(F)	1.92	%(F)	0.98	%(F)	0.87	%(F)
Net investment income to average net assets(G)	2.62%	3.07	%(F)	0.65	%(F)	—	%(F),(S)	0.75	%(F)	1.07	%(F)
Portfolio turnover rate	33%	16	%(E)	24	%(E)	24	%(E)	24	%(E)	24	%(E)

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Transamerica Large Cap Value
	Class A			Class C			Class I
	October 31,	October 31,		October 31,	October 31,		October 31,	October 31,
For a share outstanding throughout each period	2012	2011(T)		2012	2011(T)		2012	2011(T)
Net asset value
Beginning of period/year	$10.30	$10.00		$10.29	$10.00		$10.31	$10.00

Investment operations
Net investment income(B)	0.16	0.11		0.10	0.06		0.22	0.13
Net realized and change in unrealized gain on investments	1.51	0.28		1.50	0.28		1.51	0.30

Total from investment operations	1.67	0.39		1.60	0.34		1.73	0.43

Distributions
Net investment income	(0.20)	(0.09)		(0.13)	(0.05)		(0.23)	(0.12)

Total distributions	(0.20)	(0.09)		(0.13)	(0.05)		(0.23)	(0.12)

Net asset value
End of year	$11.77	$10.30		$11.76	$10.29		$11.81	$10.31

Total return(D)	16.40%	3.94	%(E)	15.64%	3.38	%(E)	17.00%	4.31	%(E)

Net assets end of year (000’s)	$1,949	$1,021		$1,716	$1,752		$3,550	$7,855

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.26%	1.32	%(F)	1.87%	1.91	%(F)	0.83%	0.95	%(F)
Before reimbursement/waiver or recapture	1.26%	1.32	%(F)	1.87%	1.91	%(F)	0.83%	0.95	%(F)
Net investment income to average net assets(G)	1.45%	1.09	%(F)	0.90%	0.49	%(F)	2.01%	1.38	%(F)
Portfolio turnover rate	117%	35	%(E)	117%	35	%(E)	117%	35	%(E)

	Transamerica Large Cap Value
	Class I2
	October 31,	October 31,
For a share outstanding throughout each period	2012	2011(T)
Net asset value
Beginning of period/year	$10.32	$10.00

Investment operations
Net investment income(B)	0.23	0.16
Net realized and change in unrealized gain on investments	1.49	0.30

Total from investment operations	1.72	0.46

Distributions
Net investment income	(0.24)	(0.14)

Total distributions	(0.24)	(0.14)

Net asset value
End of year	$11.80	$10.32

Total return(D)	16.90%	4.60	%(E)

Net assets end of year (000’s)	$1,320,011	$1,328,468

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.73%	0.76	%(F)
Before reimbursement/waiver or recapture	0.73%	0.76	%(F)
Net investment income to average net assets(G)	2.04%	1.61	%(F)
Portfolio turnover rate	117%	35	%(E)

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

Transamerica Money Market
Class A
October 31,	October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	2012	2011	2010	2009	2008
Net asset value
Beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Investment operations
Net investment income(B)	—	(C)	—	(C)	—	(C)	—	(C)	0.02
Net realized and change in unrealized gain on investments	—	—	—	(C)	—	(C)	—	(C)

Total from investment operations	—	(C)	—	(C)	—	(C)	—	(C)	0.02

Net Equalization credits and charges	—	—	—	(C)	—
Distributions
Net investment income	—	(C)	—	(C)	—	(C)	—	(C)	(0.02)

Total distributions	—	(C)	—	(C)	—	(C)	—	(C)	(0.02)

Net asset value
End of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total return(D)	0.01%	—	%(S)	0.01%	0.21%	2.52%

Net assets end of year (000’s)	$95,801	$112,490	$119,744	$146,598	$142,456

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.27	%(U)	0.20	%(U)	0.22	%(U)	0.60	%(U)	0.83%
Before reimbursement/waiver or recapture	1.17%	1.26%	1.19%	1.11%	1.08%
Net investment income to average net assets(G)	—	%(S)	—	%(S)	—	%(S)	0.20%	2.40%

Transamerica Money Market
Class B
October 31,	October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	2012	2011	2010	2009	2008
Net asset value
Beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Investment operations
Net investment income(B)	—	(C)	—	(C)	—	(C)	—	(C)	0.02
Net realized and change in unrealized gain on investments	—	—	—	(C)	—	(C)	—	(C)

Total from investment operations	—	(C)	—	(C)	—	(C)	—	(C)	0.02

Net Equalization credits and charges	—	—	—	(C)	—
Distributions
Net investment income	—	(C)	—	(C)	—	(C)	—	(C)	(0.02)

Total distributions	—	(C)	—	(C)	—	(C)	—	(C)	(0.02)

Net asset value
End of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total return(D)	0.01%	—	%(S)	0.01%	0.08%	1.83%

Net assets end of year (000’s)	$9,289	$15,318	$19,442	$35,612	$40,110

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.27	%(U)	0.20	%(U)	0.21	%(U)	0.73	%(U)	1.48%
Before reimbursement/waiver or recapture	1.84%	1.89%	1.81%	1.75%	1.75%
Net investment income to average net assets(G)	—	%(S)	—	%(S)	—	%(S)	0.08%	1.75%

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

Transamerica Money Market
Class C
October 31,	October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	2012	2011	2010	2009	2008
Net asset value
Beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Investment operations
Net investment income(B)	—	(C)	—	(C)	—	(C)	—	(C)	0.02
Net realized and change in unrealized gain on investments	—	—	—	(C)	—	(C)	—	(C)

Total from investment operations	—	(C)	—	(C)	—	(C)	—	(C)	0.02

Net Equalization credits and charges	—	—	—	(C)	—
Distributions
Net investment income	—	(C)	—	(C)	—	(C)	—	(C)	(0.02)

Total distributions	—	(C)	—	(C)	—	(C)	—	(C)	(0.02)

Net asset value
End of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total return(D)	—	%(S)	—	%(S)	0.01%	0.07%	1.86%

Net assets end of year (000’s)	$31,391	$36,078	$33,800	$46,177	$59,991

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.27	%(U)	0.20	%(U)	0.22	%(U)	0.76	%(U)	1.48%
Before reimbursement/waiver or recapture	1.67%	1.73%	1.66%	1.64%	1.67%
Net investment income to average net assets(G)	—	%(S)	—	%(S)	—	%(S)	0.07%	1.65%

	Transamerica Money Market
	Class I
	October 31,		October 31,		October 31,
For a share outstanding throughout each period	2012		2011		2010(H)
Net asset value
Beginning of period/year	$1.00		$1.00		$1.00

Investment operations
Net investment income(B)	—	(C)	—	(C)	—	(C)
Net realized and change in unrealized gain on investments	—		—		—	(C)

Total from investment operations	—	(C)	—	(C)	—	(C)

Net Equalization credits and charges	—		—		—	(C)
Distributions
Net investment income	—	(C)	—	(C)	—	(C)

Total distributions	—	(C)	—	(C)	—	(C)

Net asset value
End of year	$1.00		$1.00		$1.00

Total return(D)	0.02%		0.01%		0.01	%(E)

Net assets end of year (000’s)	$25,460		$55		$55

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.26	%(U)	0.19	%(U)	0.22	%(F),(U)
Before reimbursement/waiver or recapture	0.72%		3.60%		3.17	%(F)
Net investment income to average net assets(G)	0.02%		0.02%		0.01	%(F)

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

Transamerica Money Market
Class I2(I)
October 31,	October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	2012	2011	2010	2009	2008
Net asset value
Beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Investment operations
Net investment income(B)	—	(C)	—	(C)	—	(C)	—	(C)	0.03
Net realized and change in unrealized gain on investments	—	—	—	(C)	—	(C)	—	(C)

Total from investment operations	—	(C)	—	(C)	—	(C)	—	(C)	0.03

Net Equalization credits and charges	—	—	—	(C)	—
Distributions
Net investment income	—	(C)	—	(C)	—	(C)	—	(C)	(0.03)

Total distributions	—	(C)	—	(C)	—	(C)	—	(C)	(0.03)

Net asset value
End of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total return(D)	0.03%	0.01%	0.01%	0.35%	2.84%

Net assets end of year (000’s)	$652,465	$17,612	$21,773	$34,119	$29,327

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.25	%(U)	0.19	%(U)	0.21	%(U)	0.45	%(U)	0.48%
Before reimbursement/waiver or recapture	0.50%	0.55%	0.50%	0.53%	0.49%
Net investment income to average net assets(G)	0.03%	0.02%	0.01%	0.36%	2.89%

	Transamerica Multi-Managed Balanced
	Class A
	October 31,	October 31,	October 31,		October 31,		October 31,
For a share outstanding throughout each period	2012	2011	2010		2009		2008
Net asset value
Beginning of year	$23.34	$21.40	$17.85		$16.44		$25.70

Investment operations
Net investment income(B)	0.26	0.25	0.52		0.28		0.28
Net realized and change in unrealized gain (loss) on investments	1.94	1.94	3.55		2.47		(8.64)

Total from investment operations	2.20	2.19	4.07		2.75		(8.36)

Distributions
Net investment income	(0.31)	(0.25)	(0.52)		(0.31)		(0.24)
Net realized gains on investments	(3.08)	—	—		(1.03)		(0.66)

Total distributions	(3.39)	(0.25)	(0.52)		(1.34)		(0.90)

Net asset value
End of year	$22.15	$23.34	$21.40		$17.85		$16.44

Total return(D)	11.27%	10.26%	23.08%		18.43%		(33.55)%

Net assets end of year (000’s)	$125,266	$107,146	$95,258		$60,279		$49,917

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.47%	1.46%	1.56	%(V)	1.73	%(V)	1.52%
Before reimbursement/waiver or recapture	1.43%	1.49%	1.56	%(V)	1.73	%(V)	1.52%
Net investment income to average net assets(G)	1.20%	1.09%	2.67%		1.72%		1.27%
Portfolio turnover rate	153%	263%	99%		100%		52%

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Transamerica Multi-Managed Balanced
	Class B
	October 31,	October 31,	October 31,		October 31,		October 31,
For a share outstanding throughout each period	2012	2011	2010		2009		2008
Net asset value
Beginning of year	$23.23	$21.34	$17.79		$16.37		$25.58

Investment operations
Net investment income(B)	0.08	0.06	0.33		0.16		0.13
Net realized and change in unrealized gain (loss) on investments	1.92	1.92	3.58		2.45		(8.58)

Total from investment operations	2.00	1.98	3.91		2.61		(8.45)

Distributions
Net investment income	(0.14)	(0.09)	(0.36)		(0.17)		(0.10)
Net realized gains on investments	(3.08)	—	—		(1.03)		(0.66)

Total distributions	(3.22)	(0.09)	(0.36)		(1.20)		(0.76)

Net asset value
End of year	$22.01	$23.23	$21.34		$17.79		$16.37

Total return(D)	10.30%	9.33%	22.15%		17.50%		(33.95)%

Net assets end of year (000’s)	$9,074	$9,996	$14,658		$17,787		$32,469

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	2.33%	2.29%	2.34	%(V)	2.46	%(V)	2.15%
Before reimbursement/waiver or recapture	2.29%	2.32%	2.34	%(V)	2.46	%(V)	2.15%
Net investment income to average net assets(G)	0.36%	0.25%	1.73%		1.02%		0.59%
Portfolio turnover rate	153%	263%	99%		100%		52%

	Transamerica Multi-Managed Balanced
	Class C
	October 31,	October 31,	October 31,		October 31,		October 31,
For a share outstanding throughout each period	2012	2011	2010		2009		2008
Net asset value
Beginning of year	$23.09	$21.20	$17.69		$16.30		$25.50

Investment operations
Net investment income(B)	0.13	0.13	0.40		0.18		0.15
Net realized and change in unrealized gain (loss) on investments	1.92	1.91	3.53		2.46		(8.56)

Total from investment operations	2.05	2.04	3.93		2.64		(8.41)

Distributions
Net investment income	(0.21)	(0.15)	(0.42)		(0.22)		(0.13)
Net realized gains on investments	(3.08)	—	—		(1.03)		(0.66)

Total distributions	(3.29)	(0.15)	(0.42)		(1.25)		(0.79)

Net asset value
End of year	$21.85	$23.09	$21.20		$17.69		$16.30

Total return(D)	10.63%	9.63%	22.43%		17.80%		(33.92)%

Net assets end of year (000’s)	$62,789	$38,868	$24,194		$16,933		$17,719

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	2.04%	2.03%	2.11	%(V)	2.27	%(V)	2.08%
Before reimbursement/waiver or recapture	2.01%	2.05%	2.11	%(V)	2.27	%(V)	2.08%
Net investment income to average net assets(G)	0.61%	0.55%	2.09%		1.15%		0.69%
Portfolio turnover rate	153%	263%	99%		100%		52%

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Transamerica Multi-Managed Balanced
	Class I
	October 31,	October 31,	October 31,
For a share outstanding throughout each period	2012	2011	2010(H)
Net asset value
Beginning of period/year	$23.40	$21.46	$18.49

Investment operations
Net investment income(B)	0.36	0.38	0.57
Net realized and change in unrealized gain on investments	1.94	1.91	2.98

Total from investment operations	2.30	2.29	3.55

Distributions
Net investment income	(0.40)	(0.35)	(0.58)
Net realized gains on investments	(3.08)	—	—

Total distributions	(3.48)	(0.35)	(0.58)

Net asset value
End of year	$22.22	$23.40	$21.46

Total return(D)	11.76%	10.70%	19.52	%(E)

Net assets end of year (000’s)	$176,788	$12,086	$265

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.99%	1.00%	1.46	%(F),(V)
Before reimbursement/waiver or recapture	0.96%	1.01%	2.01	%(F),(V)
Net investment income to average net assets(G)	1.63%	1.61%	3.15	%(F)
Portfolio turnover rate	153%	263%	99	%(E)

	Transamerica Short-Term Bond
	Class A
	October 31,	October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	2012	2011	2010	2009	2008(Y)
Net asset value
Beginning of period/year	$10.33	$10.53	$10.26	$9.44	$10.00

Investment operations
Net investment income(B)	0.33	0.37	0.43	0.51	0.38
Net realized and change in unrealized gain (loss) on investments	0.27	(0.16)	0.29	0.78	(0.54)

Total from investment operations	0.60	0.21	0.72	1.29	(0.16)

Distributions
Net investment income	(0.35)	(0.39)	(0.45)	(0.47)	(0.40)
Net realized gains on investments	(0.07)	(0.02)	—	—	—

Total distributions	(0.42)	(0.41)	(0.45)	(0.47)	(0.40)

Net asset value
End of year	$10.51	$10.33	$10.53	$10.26	$9.44

Total return(D)	5.95%	2.01%	7.15%	13.40%	(1.70	)%(E)

Net assets end of year (000’s)	$793,493	$779,041	$856,959	$289,879	$5,663

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.83%	0.82%	0.83%	0.91%	1.11	%(F)
Before reimbursement/waiver or recapture	0.89%	0.92%	0.97%	1.09%	1.11	%(F)
Net investment income to average net assets(G)	3.22%	3.58%	4.16%	5.14%	3.92	%(F)
Portfolio turnover rate	61%	51%	54%	77%	67	%(E)

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Transamerica Short-Term Bond
	Class C
	October 31,	October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	2012	2011	2010	2009	2008(Y)
Net asset value
Beginning of period/year	$10.31	$10.51	$10.24	$9.42	$10.00

Investment operations
Net investment income(B)	0.25	0.29	0.36	0.43	0.32
Net realized and change in unrealized gain (loss) on investments	0.27	(0.17)	0.28	0.80	(0.55)

Total from investment operations	0.52	0.12	0.64	1.23	(0.23)

Distributions
Net investment income	(0.27)	(0.30)	(0.37)	(0.41)	(0.35)
Net realized gains on investments	(0.07)	(0.02)	—	—	—

Total distributions	(0.34)	(0.32)	(0.37)	(0.41)	(0.35)

Net asset value
End of year	$10.49	$10.31	$10.51	$10.24	$9.42

Total return(D)	5.15%	1.23%	6.32%	12.74%	(2.43	)%(E)

Net assets end of year (000’s)	$857,435	$846,464	$834,859	$317,130	$7,263

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.59%	1.59%	1.59%	1.65%	1.76	%(F)
Before reimbursement/waiver or recapture	1.59%	1.59%	1.63%	1.74%	1.76	%(F)
Net investment income to average net assets(G)	2.46%	2.81%	3.40%	4.38%	3.28	%(F)
Portfolio turnover rate	61%	51%	54%	77%	67	%(E)

	Transamerica Short-Term Bond
	Class I
	October 31,	October 31,	October 31,
For a share outstanding throughout each period	2012	2011	2010(H)
Net asset value
Beginning of period/year	$10.15	$10.35	$10.14

Investment operations
Net investment income(B)	0.35	0.38	0.39
Net realized and change in unrealized gain (loss) on investments	0.26	(0.16)	0.24

Total from investment operations	0.61	0.22	0.63

Distributions
Net investment income	(0.36)	(0.40)	(0.42)
Net realized gains on investments	(0.07)	(0.02)	—

Total distributions	(0.43)	(0.42)	(0.42)

Net asset value
End of year	$10.33	$10.15	$10.35

Total return(D)	6.21%	2.16%	6.34	%(E)

Net assets end of year (000’s)	$368,296	$270,667	$198,461

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.63%	0.64%	0.65	%(F)
Before reimbursement/waiver or recapture	0.63%	0.64%	0.67	%(F)
Net investment income to average net assets(G)	3.40%	3.75%	4.17	%(F)
Portfolio turnover rate	61%	51%	54	%(E)

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

											Transamerica Small Cap
	Transamerica Short-Term Bond										Growth
	Class I2(I)										Class A
	October 31,		October 31,		October 31,		October 31,		October 31,		October 31,
For a share outstanding throughout each period	2012		2011		2010		2009		2008		2012(W)
Net asset value
Beginning of period/year	$10.14		$10.34		$10.08		$9.28		$9.82		$10.00

Investment operations
Net investment income (loss)(B)	0.36		0.40		0.46		0.50		0.43		(0.02)
Net realized and change in unrealized gain (loss) on investments	0.26		(0.17)		0.27		0.80		(0.54)		(0.60)

Total from investment operations	0.62		0.23		0.73		1.30		(0.11)		(0.62)

Distributions
Net investment income	(0.37)		(0.41)		(0.47)		(0.50)		(0.43)		—
Net realized gains on investments	(0.07)		(0.02)		—		—		—		—

Total distributions	(0.44)		(0.43)		(0.47)		(0.50)		(0.43)		—

Net asset value
End of year	$10.32		$10.14		$10.34		$10.08		$9.28		$9.38

Total return(D)	6.31%		2.28%		7.37%		14.44%		(1.22)%		(6.20	)%(E)

Net assets end of year (000’s)	$1,521,804		$924,917		$999,064		$710,660		$492,333		$236

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.53%		0.53%		0.53%		0.63%		0.68%		1.45	%(F)
Before reimbursement/waiver or recapture	0.53%		0.53%		0.58%		0.69%		0.68%		1.52	%(F)
Net investment income (loss) to average net assets(G)	3.50%		3.87%		4.52%		5.14%		4.38%		(1.17	)%(F)
Portfolio turnover rate	61%		51%		54%		77%		67%		11	%(E)

	Transamerica Small Cap Growth						Transamerica Small Cap Value
	Class C		Class I		Class I2		Class A		Class C		Class I
	October 31,		October 31,		October 31,		October 31,		October 31,		October 31,
For a share outstanding throughout each period	2012(W)		2012(W)		2012(W)		2012(N)		2012(N)		2012(N)
Net asset value
Beginning of period/year	$10.00		$10.00		$10.00		$10.00		$10.00		$10.00

Investment operations
Net investment income (loss)(B)	(0.03)		(0.01)		(0.01)		0.04		0.01		0.06
Net realized and change in unrealized loss on investments	(0.60)		(0.60)		(0.60)		(0.21)		(0.22)		(0.22)

Total from investment operations	(0.63)		(0.61)		(0.61)		(0.17)		(0.21)		(0.16)

Net asset value
End of year	$9.37		$9.39		$9.39		$9.83		$9.79		$9.84

Total return(D)	(6.30	)%(E)	(6.10	)%(E)	(6.10	)%(E)	(1.70	)%(E)	(2.10	)%(E)	(1.60	)%(E)

Net assets end of year (000’s)	$234		$235		$239,395		$268		$251		$371

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	2.15	%(F)	1.15	%(F)	1.15	%(F)	1.36	%(F)	2.04	%(F)	1.12	%(F)
Before reimbursement/waiver or recapture	2.21	%(F)	1.31	%(F)	1.21	%(F)	1.36	%(F)	2.04	%(F)	1.12	%(F)
Net investment income (loss) to average net assets(G)	(1.89	)%(F)	(0.89	)%(F)	(0.87	)%(F)	0.91	%(F)	0.24	%(F)	1.17	%(F)
Portfolio turnover rate	11	%(E)	11	%(E)	11	%(E)	22	%(E)	22	%(E)	22	%(E)

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

Transamerica Small Cap Value	Transamerica Small/Mid Cap Value
Class I2	Class A
October 31,	October 31,	October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	2012(N)	2012	2011	2010	2009	2008
Net asset value
Beginning of period/year	$10.00	$20.65	$18.89	$14.72	$12.70	$23.78

Investment operations
Net investment income (loss)(B)	0.06	0.11	(0.06)	(0.02)	—	(C)	0.21
Net realized and change in unrealized gain (loss) on investments	(0.22)	2.24	1.82	4.19	2.33	(8.64)

Total from investment operations	(0.16)	2.35	1.76	4.17	2.33	(8.43)

Distributions
Net investment income	—	—	(C)	—	—	(0.31)	(0.16)
Net realized gains on investments	—	(1.14)	—	—	—	(2.49)

Total distributions	—	(1.14)	—	—	(0.31)	(2.65)

Net asset value
End of year	$9.84	$21.86	$20.65	$18.89	$14.72	$12.70

Total return(D)	(1.60	)%(E)	12.28%	9.32%	28.33%	19.12%	(39.47)%

Net assets end of year (000’s)	$288,664	$332,085	$323,147	$283,240	$201,569	$199,210

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.01	%(F)	1.41%	1.43%	1.47%	1.59%	1.41%
Before reimbursement/waiver or recapture	1.01	%(F)	1.41%	1.43%	1.47%	1.59%	1.41%
Net investment income (loss) to average net assets(G)	1.30	%(F)	0.50%	(0.27)%	(0.12)%	—	%(S)	1.18%
Portfolio turnover rate	22	%(E)	74%	174%	57%	101%	48%

Transamerica Small/Mid Cap Value
Class B
October 31,	October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	2012	2011	2010	2009	2008
Net asset value
Beginning of year	$19.60	$18.05	$14.16	$12.19	$22.89

Investment operations
Net investment income (loss)(B)	(0.03)	(0.20)	(0.12)	(0.08)	0.06
Net realized and change in unrealized gain (loss) on investments	2.12	1.75	4.01	2.26	(8.27)

Total from investment operations	2.09	1.55	3.89	2.18	(8.21)

Distributions
Net investment income	—	(C)	—	—	(0.21)	—
Net realized gains on investments	(1.14)	—	—	—	(2.49)

Total distributions	(1.14)	—	—	(0.21)	(2.49)

Net asset value
End of year	$20.55	$19.60	$18.05	$14.16	$12.19

Total return(D)	11.58%	8 .59%	27.47%	18.37%	(39.85)%

Net assets end of year (000’s)	$29,615	$33,830	$38,355	$34,573	$31,716

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	2.08%	2.09%	2.12%	2.24%	2.07%
Before reimbursement/waiver or recapture	2.08%	2.09%	2.12%	2.24%	2.07%
Net investment income (loss) to average net assets(G)	(0.16)%	(0.95)%	(0.74)%	(0.66)%	0.34%
Portfolio turnover rate	74%	174%	57%	101%	48%

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

Transamerica Small/Mid Cap Value
Class C
October 31,	October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	2012	2011	2010	2009	2008
Net asset value
Beginning of year	$19.40	$17.86	$14.00	$12.10	$22.81

Investment operations
Net investment income (loss)(B)	(0.02)	(0.18)	(0.12)	(0.08)	0.09
Net realized and change in unrealized gain (loss) on investments	2.09	1.72	3.98	2.23	(8.24)

Total from investment operations	2.07	1.54	3.86	2.15	(8.15)

Distributions
Net investment income	—	(C)	—	—	(0.25)	(0.07)
Net realized gains on investments	(1.14)	—	—	—	(2.49)

Total distributions	(1.14)	—	—	(0.25)	(2.56)

Net asset value
End of year	$20.33	$19.40	$17.86	$14.00	$12.10

Total return(D)	11.60%	8.62%	27.57%	18.42%	(39.84)%

Net assets end of year (000’s)	$198,356	$181,765	$169,903	$115,960	$95,729

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	2.04%	2.05%	2.07%	2.20%	2.04%
Before reimbursement/waiver or recapture	2.04%	2.05%	2.07%	2.20%	2.04%
Net investment income (loss) to average net assets(G)	(0.13)%	(0.89)%	(0.73)%	(0.63)%	0.52%
Portfolio turnover rate	74%	174%	57%	101%	48%

Transamerica Small/Mid Cap Value
Class I
October 31,	October 31,	October 31,
For a share outstanding throughout each period	2012	2011	2010(H)
Net asset value
Beginning of period/year	$21.03	$19.15	$15.44

Investment operations
Net investment income (loss)(B)	0.20	0.05	(0.02)
Net realized and change in unrealized gain on investments	2.29	1.83	3.73

Total from investment operations	2.49	1.88	3.71

Distributions
Net investment income	—	(C)	—	—
Net realized gains on investments	(1.14)	—	—

Total distributions	(1.14)	—	—

Net asset value
End of year	$22.38	$21.03	$19.15

Total return(D)	12.75%	9.82%	24.03	%(E)

Net assets end of year (000’s)	$105,664	$68,499	$40,346

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.97%	1.00%	1.04	%(F)
Before reimbursement/waiver or recapture	0.97%	1.00%	1.04	%(F)
Net investment income (loss) to average net assets(G)	0.93%	0.24%	(0.11	)%(F)
Portfolio turnover rate	74%	174%	57	%(E)

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

Transamerica Small/Mid Cap Value
Class I2(I)
October 31,	October 31,	October 31,	October 31,	October 31,
For a share outstanding throughout each period	2012	2011	2010	2009	2008
Net asset value
Beginning of year	$21.03	$19.13	$14.82	$12.81	$23.91

Investment operations
Net investment income(B)	0.22	0.06	0.08	0.11	0.30
Net realized and change in unrealized gain (loss) on investments	2.30	1.84	4.23	2.31	(8.67)

Total from investment operations	2.52	1.90	4.31	2.42	(8.37)

Distributions
Net investment income	—	(C)	—	—	(0.41)	(0.24)
Net realized gains on investments	(1.14)	—	—	—	(2.49)

Total distributions	(1.14)	—	—	(0.41)	(2.73)

Net asset value
End of year	$22.41	$21.03	$19.13	$14.82	$12.81

Total return(D)	12.90%	9.93%	29.00%	19.85%	(39.11)%

Net assets end of year (000’s)	$15,545	$12,935	$15,893	$10,746	$214,351

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.87%	0.88%	0.88%	0.91%	0.85%
Before reimbursement/waiver or recapture	0.87%	0.88%	0.88%	0.91%	0.85%
Net investment income to average net assets(G)	1.03%	0.26%	0.47%	0.89%	1.58%
Portfolio turnover rate	74%	174%	57%	101%	48%

	Transamerica Tactical Income
	Class A	Class C	Class I
	October 31,	October 31,	October 31,
For a share outstanding throughout each period	2012(X)	2012(X)	2012(X)
Net asset value
Beginning of period/year	$10.00	$10.00	$10.00

Investment operations
Net investment income(B)	0.33	0.25	0.37
Net realized and change in unrealized gain on investments	0.45	0.46	0.44

Total from investment operations	0.78	0.71	0.81

Distributions
Net investment income	(0.53)	(0.49)	(0.55)

Total distributions	(0.53)	(0.49)	(0.55)

Net asset value
End of year	$10.25	$10.22	$10.26

Total return(D)	8.02%	7.26%	8.35%

Net assets end of year (000’s)	$254,763	$279,728	$240,339

Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.92%	1.67%	0.67%
Before reimbursement/waiver or recapture	0.98%	1.68%	0.72%
Net investment income to average net assets(G)	3.27%	2.48%	3.61%
Portfolio turnover rate	142%	142%	142%

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

(A)	Commenced operations November 13, 2009.
(B)	Calculation is based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Annualized.
(G)	Includes Redemption Fees, if any. The impact of Redemption Fees is less than 0.01% for Class A, Class B, Class C, and Class I2, respectively.
(H)	Commenced operations November 30, 2009.
(I)	Effective November 30, 2009, all previously existing Class I shares were re-designated as Class I2 Shares.
(J)	Commenced operations September 30, 2011.
(K)	Includes fair fund settlement. The impacts were $0.01 to Net realized and change in unrealized gain on investments and 0.08% to Total return.
(L)	Commenced operations February 10, 2012.
(M)	Commenced operations August 31, 2011.
(N)	Commenced operations April 30, 2012.
(O)	Includes extraordinary expenses. The impact of the extraordinary expenses was 0.01%.
(P)	Commenced operations March 1, 2012.
(Q)	Commenced operations March 1, 2011.
(R)

Prior to March 1, 2010, information provided in previous periods reflects TS&W International Equity Portfolio, which is the accounting survivor pursuant to a Plan of Reorganization. Prior to November 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

(S)	Rounds to less than 0.01% or (0.01)%.
(T)	Commenced operations November 15, 2010.
(U)	Transamerica Asset Management, Inc. or any of its affiliates waive fees or reimburse expenses in order to avoid a negative yield. Refer to the notes to the financial statements for details.
(V)	Includes extraordinary expenses. The impact of the extraordinary expenses were 0.01% and 0.02% for 2010 and 2009, respectively.
(W)	Commenced operations August 31, 2012.
(X)	Commenced operations October 31, 2011. Includes information from inception date of October 31, 2011 through period end.
(Y)	Commenced operations November 1, 2007.

Note: Prior to November 1, 2009, all financial highlights, with the exception of Transamerica International Equity, were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

NOTES TO FINANCIAL STATEMENTS

At October 31, 2012

(all amounts in thousands)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Transamerica Tactical Income commenced operations on October 31, 2011. Effective March 1, 2012, the following name changes occurred:

Fund Name	Formerly Known As
Transamerica Capital Growth	Transamerica Morgan Stanley Capital Growth
Transamerica Diversified Equity	Transamerica WMC Diversified Equity
Transamerica Emerging Markets Debt	Transamerica Logan Circle Emerging Markets Debt
Transamerica Flexible Income	Transamerica AEGON Flexible Income
Transamerica Growth Opportunities	Transamerica Morgan Stanley Growth Opportunities
Transamerica High Yield Bond	Transamerica AEGON High Yield Bond
Transamerica International Bond	Transamerica JPMorgan International Bond
Transamerica International Equity	Transamerica TS&W International Equity
Transamerica Money Market	Transamerica AEGON Money Market
Transamerica Quality Value	Transamerica WMC Quality Value
Transamerica Short-Term Bond	Transamerica AEGON Short-Term Bond
Transamerica Small/Mid Cap Value	Transamerica Systematic Small/Mid Cap Value

Effective July 31, 2012, Transamerica Quality Value changed its name to Transamerica Large Cap Value. Transamerica Emerging Markets Equity, Transamerica Large Cap Growth, and Transamerica Small Cap Value commenced operations on April 30, 2012. Transamerica Small Cap Growth commenced operations on August 31, 2012.

Transamerica Capital Growth, Transamerica Diversified Equity, Transamerica Emerging Markets Debt, Transamerica Emerging Markets Equity, Transamerica Flexible Income, Transamerica Growth Opportunities, Transamerica High Yield Bond, Transamerica International Bond, Transamerica International Equity, Transamerica Large Cap Growth, Transamerica Large Cap Value, Transamerica Money Market, Transamerica Multi-Managed Balanced, Transamerica Short-Term Bond, Transamerica Small Cap Growth, Transamerica Small Cap Value, Transamerica Small/Mid Cap Value, and Transamerica Tactical Income (each, a “Fund”; collectively, the “Funds”) are part of the Trust.

Transamerica Emerging Markets Debt and Transamerica International Bond are “non-diversified” under the 1940 Act.

Effective February 10, 2012 Class P shares of the following funds were converted into Class I shares: Transamerica High Yield Bond, Transamerica Money Market, Transamerica Capital Growth, Transamerica Growth Opportunities, Transamerica Multi-Managed Balanced, and Transamerica Diversified Equity. Effective March 1, 2012, Transamerica International Bond offers three new classes of shares; Class A, Class C, and Class I.

Transamerica Diversified Equity has six classes of shares; Class A, Class B, Class C, Class I, Class I2, and Class T. Transamerica Capital Growth, Transamerica Flexible Income, Transamerica Growth Opportunities, Transamerica High Yield Bond, Transamerica Money Market, and Transamerica Small/Mid Cap Value currently have five classes of shares; Class A, Class B, Class C, Class I, and Class I2. Transamerica Multi-Managed Balanced currently has four classes of shares; Class A, Class B, Class C, and Class I. Transamerica Emerging Markets Debt, Transamerica Emerging Markets Equity, Transamerica International Bond, Transamerica International Equity, Transamerica Large Cap Growth, Transamerica Large Cap Value, Transamerica Short-Term Bond, Transamerica Small Cap Growth, and Transamerica Small Cap Value currently have four classes of shares; Class A, Class C, Class I, and Class I2. Transamerica Tactical Income currently has three classes of shares; Class A, Class C, and Class I. Each of the above classes has a public offering price that reflects different sales charges, if any, and expense levels. Class B shares will convert to Class A shares eight years after purchase. Effective July 15, 2010, Class B shares of each Fund were no longer offered for purchase.

This report should be read in conjunction with the Funds’ current prospectuses, which contain more complete information about the Funds including investment objectives and strategies.

In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

In preparing the Funds’ financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Transamerica Funds		Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2012

(all amounts in thousands)

NOTE 1. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Funds' securities exposes the Funds to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Funds may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Funds seek to increase their net investment income through the receipt of interest and fees.

Such income is reflected separately in the Statements of Operations. The value of loaned securities and related collateral outstanding at October 31, 2012 are shown in the Schedules of Investments and Statements of Assets and Liabilities.

Income from loaned securities in the Statements of Operations is net of fees and rebates earned by the lending agent for its services.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Funds' custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country, or region.

Foreign taxes: The Funds may be subjected to taxes imposed by the countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Funds may also be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds accrue such taxes and recoveries as applicable, when the related income or capital gains are earned and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Forward foreign currency contracts: The Funds are subject to foreign currency exchange rate risk exposure in the normal course of pursuing their investment objectives. The Funds, with the exception of Transamerica Money Market (“Money Market”), enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at October 31, 2012 are listed in the Schedules of Investments.

Option contracts: The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds, with the exception of Money Market, enter into option contracts to manage exposure to various market fluctuations. Funds purchase or write put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. Premiums paid for purchasing options or premiums received from writing options which expire are treated as realized losses or realized gains, respectively. Realized gains or losses are reflected in the realized gains or losses of investment securities in the Statements of Operations. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms.

Transamerica Funds		Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2012

(all amounts in thousands)

NOTE 1. (continued)

Purchased options: Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. The Funds pay premiums, which are included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss.

Written options: Writing call options tends to decrease a Fund’s exposure to the underlying investment. When a Fund writes a covered call or put option, the premium received is recorded as a liability in the Statement of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss. In writing an option, a Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in a Fund selling or buying a security or currency at a price different from the current market value.

Inflation-capped options: A Fund purchases or writes inflation-capped options to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to the investments in inflation-linked products.

Straddle swaption contracts: The Funds enter into straddle swaption contracts. A straddle swaption is an investment strategy that consists of two swaptions, each with a different underlying swap, wherein the holder buys both a payer and receiver option on the same floating rate. If the floating rate falls, the holder receives the fixed rate, and if the floating rate rises, the holder pays the fixed rate.

The underlying face amounts of open option and swaption contracts at October 31, 2012 are listed in the Schedules of Investments.

Transactions in written options were as follows:

Transamerica Multi-Managed Balanced	Premium	Notional Amount
Balance at October 31, 2011	$42	$66
Sales	65	1,387
Closing Buys	(31)	(890)
Expirations	(76)	(563)
Exercised	—	—

Balance at October 31, 2012	$—	$—

There were no transactions in written swaptions during the year ended October 31, 2012.

Futures contracts: The Funds are subject to equity and commodity price risks, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds, with the exception of Money Market, use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Funds each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at October 31, 2012 are listed in the Schedules of Investments. The variation margin receivable or payable, as applicable, is included in the Statements of Assets and Liabilities.

Cash overdraft: Throughout the year, the Funds may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to Custodian in the Statements of Assets and Liabilities. Expenses from cash overdrafts are included in Other in the Statements of Operations.

To be announced (“TBA”) purchase commitments: TBA purchase commitments are entered into to purchase securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, in addition to the risk of decline in the value of the Funds' other assets. Unsettled TBA purchase commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations. Open balances are included in the payable or receivable for investments purchase or sold.

Transamerica Funds		Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2012

(all amounts in thousands)

NOTE 1. (continued)

Payment in-kind securities (“PIKs”): PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from unrealized appreciation or depreciation on investments to interest receivable in the Statements of Assets and Liabilities.

The PIKs at October 31, 2012 are listed in the Schedules of Investments.

Restricted and illiquid securities: The Funds may invest in unregulated or restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain year of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at October 31, 2012 are listed in the Schedules of Investments.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Funds with broker/dealers with which Transamerica Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Funds. In no event will commissions paid by the Funds be used to pay expenses that would otherwise be borne by any other funds within Transamerica Funds, or by any other party.

Commissions recaptured for the year ended October 31, 2012, are included in net realized gain (loss) in the Statements of Operations and are summarized as follows:

Fund Name	Commissions
Transamerica Capital Growth	$56
Transamerica Diversified Equity	—	(A)
Transamerica Growth Opportunities	49
Transamerica International Equity	1
Transamerica Large Cap Value	27
Transamerica Multi-Managed Balanced	14
Transamerica Small/Mid Cap Value	135

(A)	Amount rounds to less than 1.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Real estate investment trust (“REITs”): Dividend income related to a Real Estate Investment Trust is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

There are certain additional risks involved in investing in REITs. These include, but are not limited to, economical conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found in the Statements of Changes in Net Assets.

Transamerica Funds		Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2012

(all amounts in thousands)

NOTE 1. (continued)

Redemption fees: Prior to March 1, 2011, TS&W International Equity Portfolio, the predecessor fund of Transamerica International Equity, retained a redemption fee of 1.00% on redemptions of capital shares held for less than 60 days. The redemption fees received are disclosed in the Fund’s Statement of Changes in Net Assets. Effective March 1, 2011, Transamerica International Equity no longer charges redemption fees.

Fair funds settlement: The Securities and Exchange Commission (“SEC”) had investigated several companies and found that there were some companies that conducted rapid in and out trading of mutual funds, known as market timing, through deceptive means. Through a SEC order the companies found to be market timing against mutual funds were required to pay amounts to compensate for the market timing activity. Amounts received as a result of the SEC order are included in the Statements of Changes in Net Assets.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Funds’ Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed an internal valuation committee (the “Valuation Committee”) to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of portfolio investments. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Funds use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

For assets and liabilities for which significant unobservable inputs (Level 3) were used, a reconciliation of the beginning to the ending balances for reported market values that presents changes attributed to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the year. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of each Fund’s Schedule of Investments.

Transamerica Funds		Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2012

(all amounts in thousands)

NOTE 2. (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Restricted securities (equity and debt): The Funds may invest in unregulated or otherwise restricted securities. Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by TAM’s Valuation Committee under the supervision of the Funds’ Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models.

Transamerica Funds		Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2012

(all amounts in thousands)

NOTE 2. (continued)

Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The hierarchy classification of inputs used to value the Funds’ investments, at October 31, 2012, is disclosed in the Valuation Summary of each Fund's Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TAM, the Funds’ investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

AEGON USA Investment Management, LLC (“AUIM”) is both an affiliate and sub-adviser of Transamerica Flexible Income, Transamerica High Yield Bond, Transamerica Money Market, Transamerica Short-Term Bond, and Transamerica Tactical Income.

Transamerica Fund Services, Inc. (“TFS”) is the Funds’ administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, AUIM, TFS, and TCI are affiliates of AEGON NV.

Certain officers and trustees of the Funds are also officers and/or directors of TAM, AUIM, TFS, and TCI. No interested trustee receives compensation from the Funds.

At the commencement of operations, TAM invested in the Funds. As of October 31, 2012, TAM had investments in the Funds as follows:

Fund Name	Market Value	% of Fund’s Net Assets
Transamerica Emerging Markets Equity
Class A	$236	0.22%
Class C	235	0.22
Class I	236	0.22

Transamerica International Bond
Class A	103	0.05
Class C	102	0.05
Class I	103	0.05

Transamerica International Equity
Class A	100	0.04
Class C	99	0.04

Transamerica Large Cap Growth
Class A	247	0.18
Class C	246	0.18
Class I	247	0.18

Transamerica Large Cap Value
Class A	302	0.02
Class C	299	0.02

Transamerica Small Cap Growth
Class A	234	0.10
Class C	234	0.10
Class I	234	0.10

Transamerica Small Cap Value
Class A	246	0.08
Class C	245	0.08
Class I	246	0.08

Transamerica Funds		Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2012

(all amounts in thousands)

NOTE 3. (continued)

The following schedule reflects the percentage of each Fund’s assets owned by affiliated investment companies at October 31, 2012:

	Market	% of Net
Transamerica Capital Growth	Value	Assets
Transamerica Asset Allocation-Conservative Portfolio	$12,732	1.78%
Transamerica Asset Allocation-Growth Portfolio	66,747	9.31
Transamerica Asset Allocation-Moderate Portfolio	40,144	5.60
Transamerica Asset Allocation-Moderate Growth Portfolio	85,049	11.86
Transamerica Asset Allocation-Conservative VP	41,778	5.83
Transamerica Asset Allocation-Growth VP	46,034	6.42
Transamerica Asset Allocation-Moderate Growth VP	147,082	20.52
Transamerica Asset Allocation-Moderate VP	100,474	14.01

Total	$540,040	75.33%

Transamerica Diversified Equity	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$44,964	3.09%
Transamerica Asset Allocation-Growth Portfolio	146,535	10.08
Transamerica Asset Allocation-Moderate Portfolio	144,908	9.97
Transamerica Asset Allocation-Moderate Growth Portfolio	222,373	15.30

Total	$558,780	38.44%

Transamerica Emerging Markets Debt	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$20,105	3.23%
Transamerica Asset Allocation-Moderate Portfolio	32,019	5.14
Transamerica Asset Allocation-Moderate Growth Portfolio	21,378	3.43
Transamerica Multi-Manager Alternative Strategies Portfolio	45,685	7.33
Transamerica Asset Allocation-Conservative VP	67,791	10.88
Transamerica Asset Allocation-Growth VP	1,360	0.22
Transamerica Asset Allocation-Moderate Growth VP	126,137	20.24
Transamerica Asset Allocation-Moderate VP	179,574	28.82
Transamerica International Moderate Growth VP	8,306	1.33

Total	$502,355	80.62%

	Market	% of Net
Transamerica Emerging Markets Equity	Value	Assets
Transamerica Asset Allocation-Conservative Portfolio	$745	0.69%
Transamerica Asset Allocation-Growth Portfolio	10,789	9.99
Transamerica Asset Allocation-Moderate Portfolio	2,254	2.09
Transamerica Asset Allocation-Moderate Growth Portfolio	12,853	11.90
Transamerica Multi-Manager International Portfolio	16,266	15.05
Transamerica Asset Allocation-Growth VP	23,600	21.84
Transamerica Asset Allocation-Moderate Growth VP	15,998	14.81
Transamerica Asset Allocation-Moderate VP	22,820	21.12

Total	$105,325	97.49%

Transamerica Flexible Income	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$17,380	5.34%
Transamerica Asset Allocation-Moderate Portfolio	44,170	13.57
Transamerica Asset Allocation-Conservative VP	23,034	7.07
Transamerica Asset Allocation-Moderate Growth VP	17,610	5.41
Transamerica Asset Allocation-Moderate VP	25,883	7.95

Total	$128,077	39.34%

Transamerica Growth Opportunities	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$15,539	2.65%
Transamerica Asset Allocation-Growth Portfolio	43,801	7.48
Transamerica Asset Allocation-Moderate Portfolio	44,053	7.52
Transamerica Asset Allocation-Moderate Growth Portfolio	83,085	14.18
Transamerica Asset Allocation-Conservative VP	19,796	3.38
Transamerica Asset Allocation-Growth VP	22,714	3.88
Transamerica Asset Allocation-Moderate Growth VP	115,322	19.68
Transamerica Asset Allocation-Moderate VP	50,363	8.59

Total	$394,673	67.36%

Transamerica Funds		Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2012

(all amounts in thousands)

NOTE 3. (continued)

Transamerica High Yield Bond	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$29,920	4.30%
Transamerica Asset Allocation-Moderate Portfolio	36,408	5.23
Transamerica Asset Allocation-Moderate Growth Portfolio	50,765	7.29
Transamerica Asset Allocation-Conservative VP	14,696	2.11
Transamerica Asset Allocation-Moderate Growth VP	25,316	3.63
Transamerica Asset Allocation-Moderate VP	40,284	5.78

Total	$197,389	28.34%

Transamerica International Bond	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$11,289	5.82%
Transamerica Asset Allocation-Moderate Portfolio	26,724	13.79
Transamerica Asset Allocation-Moderate Growth Portfolio	21,346	11.02
Transamerica Asset Allocation-Conservative VP	24,740	12.77
Transamerica Asset Allocation-Moderate Growth VP	62,046	32.02
Transamerica Asset Allocation-Moderate VP	44,572	23.00

Total	$190,717	98.42%

Transamerica International Equity	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$2,345	0.89%
Transamerica Asset Allocation-Growth Portfolio	35,569	13.47
Transamerica Asset Allocation-Moderate Portfolio	10,322	3.91
Transamerica Asset Allocation-Moderate Growth Portfolio	28,982	10.98
Transamerica Multi-Manager International Portfolio	27,034	10.24
Transamerica International Moderate Growth VP	60,236	22.82

Total	$164,488	62.31%

Transamerica Large Cap Growth	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$3,048	2.23%
Transamerica Asset Allocation-Growth Portfolio	10,036	7.34
Transamerica Asset Allocation-Moderate Portfolio	9,004	6.58
Transamerica Asset Allocation-Moderate Growth Portfolio	14,596	10.67
Transamerica Asset Allocation-Moderate Growth VP	98,673	72.13

Total	$135,357	98.95%

Transamerica Large Cap Value	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$53,561	4.04%
Transamerica Asset Allocation-Growth Portfolio	204,933	15.44
Transamerica Asset Allocation-Moderate Portfolio	161,762	12.19
Transamerica Asset Allocation-Moderate Growth Portfolio	316,180	23.82
Transamerica Asset Allocation-Conservative VP	688	0.05
Transamerica Asset Allocation-Growth VP	124,914	9.41
Transamerica Asset Allocation-Moderate Growth VP	313,789	23.64
Transamerica Asset Allocation-Moderate VP	126,090	9.50

Total	$1,301,917	98.09%

Transamerica Money Market	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$5,175	0.63%
Transamerica Asset Allocation-Growth Portfolio	60	0.01
Transamerica Asset Allocation-Moderate Portfolio	3,865	0.47
Transamerica Multi-Manager Alternative Strategies Portfolio	3,082	0.38
Transamerica Asset Allocation-Conservative VP	236,415	29.03
Transamerica Asset Allocation-Growth VP	39,000	4.79
Transamerica Asset Allocation-Moderate Growth VP	200,003	24.56
Transamerica Asset Allocation-Moderate VP	150,002	18.42
Transamerica International Moderate Growth VP	11,643	1.43

Total	$649,245	79.72%

Transamerica Short-Term Bond	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$92,813	2.62%
Transamerica Asset Allocation-Moderate Portfolio	142,994	4.04
Transamerica Asset Allocation-Moderate Growth Portfolio	66	—	(A)
Transamerica Multi-Manager Alternative Strategies Portfolio	35,692	1.01
Transamerica Asset Allocation-Conservative VP	364,737	10.30
Transamerica Asset Allocation-Growth VP	45,004	1.27
Transamerica Asset Allocation-Moderate Growth VP	250,041	7.06
Transamerica Asset Allocation-Moderate VP	521,544	14.73
Transamerica International Moderate Growth VP	55,626	1.57

Total	$1,508,517	42.60%

Transamerica Funds		Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2012

(all amounts in thousands)

NOTE 3. (continued)

Transamerica Small Cap Growth	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$7,700	3.21%
Transamerica Asset Allocation-Growth Portfolio	25,739	10.72
Transamerica Asset Allocation-Moderate Portfolio	14,538	6.05
Transamerica Asset Allocation-Moderate Growth Portfolio	23,467	9.77
Transamerica Asset Allocation-Conservative VP	11,242	4.68
Transamerica Asset Allocation-Growth VP	18,274	7.61
Transamerica Asset Allocation-Moderate Growth VP	91,443	38.09
Transamerica Asset Allocation-Moderate VP	42,494	17.70

Total	$234,897	97.83%

Transamerica Small Cap Value	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$4,458	1.54%
Transamerica Asset Allocation-Growth Portfolio	30,250	10.45
Transamerica Asset Allocation-Moderate Portfolio	21,977	7.59
Transamerica Asset Allocation-Moderate Growth Portfolio	36,468	12.59
Transamerica Asset Allocation-Conservative VP	18,440	6.37
Transamerica Asset Allocation-Growth VP	27,910	9.64
Transamerica Asset Allocation-Moderate Growth VP	91,940	31.75
Transamerica Asset Allocation-Moderate VP	52,866	18.26

Total	$284,309	98.19%

(A)	Rounds to less than 0.01%.

Investment advisory fees: The Funds pay management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints and/or rates:

Fund Name/Breakpoint	Rate
Transamerica Capital Growth
First $500 million	0.80%
Over $500 million	0.675
Transamerica Diversified Equity
First $500 million	0.73%
Over $500 million up to $2.5 billion	0.70
Over $2.5 billion	0.65
Transamerica Emerging Markets Debt
First $400 million	0.60%
Over $400 million	0.58
Transamerica Emerging Markets Equity
First $250 million	0.95%
Over $250 million up to $500 million	0.93
Over $500 million	0.90
Transamerica Flexible Income
First $250 million	0.475%
Over $250 million up to $350 million	0.425
Over $350 million	0.40
Transamerica Growth Opportunities
First $250 million	0.80%
Over $250 million up to $500 million	0.75
Over $500 million	0.70
Transamerica High Yield Bond
First $400 million	0.59%
Over $400 million up to $750 million	0.575
Over $750 million	0.55
Transamerica International Bond
First $100 million	0.55%
Over $100 million up to $250 million	0.52
Over $250 million up to $500 million	0.51
Over $500 million up to $1 billion	0.50
Over $1 billion	0.47

Fund Name/Breakpoint	Rate
Transamerica International Equity
First $250 million	0.80%
Over $250 million up to $500 million	0.75
Over $500 million up to $1 billion	0.725
Over $1 billion	0.70
Transamerica Large Cap Growth
First $250 million	0.675%
Over $250 million up to $1 billion	0.65
Over $1 billion	0.60
Transamerica Large Cap Value (Effective July 31, 2012)
First $750 million	0.65%
Over $750 million up to $1 billion	0.62
Over $1 billion	0.60
Transamerica Large Cap Value (Prior to July 31, 2012)
First $1 billion	0.70%
Over $1 billion	0.675
Transamerica Money Market
ANA	0.40%
Transamerica Multi-Managed Balanced
First $500 million	0.75%
Over $500 million up to $1 billion	0.65
Over $1 billion	0.60
Transamerica Short-Term Bond
First $250 million	0.55%
Over $250 million up to $500 million	0.50
Over $500 million up to $1 billion	0.475
Over $1 billion	0.45
Transamerica Small Cap Growth
First $300 million	0.84%
Over $300 million	0.80

Transamerica Funds		Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2012

(all amounts in thousands)

NOTE 3. (continued)

Fund Name/Breakpoint	Rate
Transamerica Small Cap Value
First $250 million	0.86%
Over $250 million	0.84
Transamerica Small/Mid Cap Value
First $500 million	0.80%
Over $500 million	0.75

Fund Name/Breakpoint	Rate
Transamerica Tactical Income
First $1 billion	0.47%
Over $1 billion up to $2 billion	0.45
Over $2 billion	0.43

TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Funds' business, exceed the following stated annual limit:

Fund Name	Expense Limit	Maximum Operating Expense Limit Effective Through
Transamerica Capital Growth	1.20%	March 1, 2013
Transamerica Diversified Equity	1.17	March 1, 2013
Transamerica Emerging Markets Debt	1.00	March 1, 2013
Transamerica Emerging Markets Equity	1.60	May 1, 2013
Transamerica Flexible Income	1.00	March 1, 2013
Transamerica Growth Opportunities	1.40	March 1, 2013
Transamerica High Yield Bond	0.95	March 1, 2013
Transamerica International Bond	0.75	March 1, 2013
Transamerica International Equity	1.15	March 1, 2013
Transamerica Large Cap Growth	0.95	May 1, 2013
Transamerica Large Cap Value	1.00	March 1, 2013
Transamerica Money Market	0.48	March 1, 2013
Transamerica Multi-Managed Balanced	1.45	March 1, 2013
Transamerica Short Term Bond	0.85	March 1, 2013
Transamerica Small Cap Growth	1.15	August 31, 2013
Transamerica Small Cap Value	1.15	May 1, 2013
Transamerica Small/Mid Cap Value	1.25	March 1, 2013
Transamerica Tactical Income	0.67	March 1, 2013

TAM is entitled to reimbursement by the Fund of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Fund operating expenses are less than the stated annual limit.

Amounts recaptured by TAM during the year ended October 31, 2012 were as follows:

Fund Name	Recaptured Amount
Transamerica Capital Growth
Class A	$31
Class C	4
Class P	20

Transamerica Diversified Equity
Class A	275
Class C	5
Class I	1

Transamerica Emerging Markets Debt
Fund Level	35
Class A	—	(A)
Class C	—	(A)
Class I	—	(A)
Class I2	1

Transamerica Growth Opportunities
Class A	123
Class B	1
Class C	1

Transamerica Funds		Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2012

(all amounts in thousands)

NOTE 3. (continued)

Fund Name	Recaptured Amount
Transamerica High Yield Bond
Fund Level	$32

Transamerica Multi-Managed Balanced
Fund Level	92

(A)	Rounds to less than $1.

The following amounts were available for recapture as of October 31, 2012:

Fund Name	Amount Available		Year Reimbursed	Available Through
Transamerica Capital Growth
Class A	$51		2011	10/31/2013
Class B	23		2011	10/31/2013
	9		2012	10/31/2014

Transamerica Diversified Equity
Class B	9		2011	10/31/2013
	4		2012	10/31/2014
Class C	11		2011	10/31/2013

Transamerica Emerging Markets Equity
Class I	—	(A)	2012	10/31/2014

Transamerica International Bond
Class A	—	(A)	2012	10/31/2014
Class C	—	(A)	2012	10/31/2014
Class I	—	(A)	2012	10/31/2014

Transamerica International Equity
Class A	—	(A)	2011	10/31/2013
Class A	—	(A)	2012	10/31/2014

Transamerica Large Cap Growth
Class A	—	(A)	2012	10/31/2014
Class I	—	(A)	2012	10/31/2014

Transamerica Money Market
Core	749		2011	10/31/2013
	660		2012	10/31/2014
Class A	783		2011	10/31/2013
	644		2012	10/31/2014
Class B	213		2011	10/31/2013
	154		2012	10/31/2014
Class C	376		2011	10/31/2013
	367		2012	10/31/2014
Class I	2		2011	10/31/2013
	42		2012	10/31/2014
Class I2	1		2011	10/31/2013
	1		2012	10/31/2014

Transamerica Small Cap Growth
Core	15		2012	10/31/2014
Class A	—	(A)	2012	10/31/2014
Class C	—	(A)	2012	10/31/2014
Class I	—	(A)	2012	10/31/2014
Class I2	2		2012	10/31/2014

Transamerica Tactical Income
Class A	10		2012	10/31/2014
Class C	13		2012	10/31/2014
Class I	44		2012	10/31/2014

(A)	Rounds to less than $1.

In addition to the advisory fee waiver for Transamerica Money Market, TAM or any of its affiliates waive fees or reimburse expenses of one or more classes of Transamerica Money Market in order to avoid a negative yield. At any point in which Transamerica Money Market, or any classes thereof, achieves a positive yield, the expenses previously waived or reimbursed within the succeeding 36 months pursuant to this paragraph may be reimbursed to TAM, to the extent that such reimbursement does not cause classes of Transamerica Money Market to experience a negative yield. Waived expenses related to the maintenance of the yield are included in the Statements of Operations, within the class expense (reimbursed). For the years ended October 31, 2012 and October 31, 2011, the amounts waived were as follows:

Transamerica Funds		Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2012

(all amounts in thousands)

NOTE 3. (continued)

Fund/Class	2012 Amount Waived ($)	2012 Amount Waived (Basis Points)	2011 Amount Waived ($)	2011 Amount Waived (Basis Points)
Fund	$577	23	$610	29
A	294	29	375	33
B	115	97	157	98
C	315	97	319	98

Distribution and service fees: The Funds have 12b-1 distribution plans under the 1940 Act pursuant to which an annual fee, based on ANA, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Funds. Pursuant to the distribution plan, the Trust entered into a distribution agreement with TCI as the Funds’ distributor. The Funds are authorized under the 12b-1 plans to pay fees on each class up to the following limits: 0.30% for Class A (effective March 1, 2012), 1.00% for Class B, and 1.00% for Class C. 12b-1 fees are not applicable for Class I, Class I2, and Class T. Prior to March 1, 2012, Class A was authorized under the 12b-1 plan to pay a 0.35% fee. Effective March 1, 2012, TAM has contractually agreed to waive 0.05% of 12b-1 fees on Class A shares of Transamerica Flexible Income, Transamerica Short-Term Bond, and Transamerica Tactical Income through March 1, 2013. Prior to March 1, 2012, TAM had contractually agreed to waive 0.10% of 12b-1 fees on Class A shares of Transamerica Flexible Income, Transamerica Short-Term Bond, and Transamerica Tactical Income.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Class B, Class C, and certain Class A share redemptions. For the year ended October 31, 2012, the underwriter commissions were as follows:

Transamerica Capital Growth
Received by Underwriter	$461
Retained by Underwriter	68
Contingent Deferred Sales Charge	14
Transamerica Diversified Equity
Received by Underwriter	$222
Retained by Underwriter	33
Contingent Deferred Sales Charge	25
Transamerica Emerging Markets Debt
Received by Underwriter	$119
Retained by Underwriter	21
Contingent Deferred Sales Charge	1
Transamerica Flexible Income
Received by Underwriter	$270
Retained by Underwriter	50
Contingent Deferred Sales Charge	21
Transamerica Growth Opportunities
Received by Underwriter	$60
Retained by Underwriter	9
Contingent Deferred Sales Charge	7
Transamerica High Yield Bond
Received by Underwriter	$792
Retained by Underwriter	146
Contingent Deferred Sales Charge	25
Transamerica International Bond
Received by Underwriter	$1
Retained by Underwriter	—
Contingent Deferred Sales Charge	—
Transamerica International Equity
Received by Underwriter	$5
Retained by Underwriter	—
Contingent Deferred Sales Charge	—

Transamerica Large Cap Growth
Received by Underwriter	$5
Retained by Underwriter	1
Contingent Deferred Sales Charge	—
Transamerica Large Cap Value
Received by Underwriter	$6
Retained by Underwriter	1
Contingent Deferred Sales Charge	—
Transamerica Money Market
Received by Underwriter	$—
Retained by Underwriter	—
Contingent Deferred Sales Charge	52
Transamerica Multi-Managed Balanced
Received by Underwriter	$459
Retained by Underwriter	71
Contingent Deferred Sales Charge	13
Transamerica Short-Term Bond
Received by Underwriter	$772
Retained by Underwriter	156
Contingent Deferred Sales Charge	237
Transamerica Small/Mid Cap Value
Received by Underwriter	$422
Retained by Underwriter	64
Contingent Deferred Sales Charge	76
Transamerica Tactical Income
Received by Underwriter	$4,446
Retained by Underwriter	815
Contingent Deferred Sales Charge	28

Transamerica Funds		Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2012

(all amounts in thousands)

NOTE 3. (continued)

Administrative services: The Funds have entered into an agreement with TFS for financial and legal fund administration services. Effective March 1, 2012, the Funds pay TFS an annual fee of 0.025% of ANA. Prior to March 1, 2012, the Funds paid TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent fees: Pursuant to a Transfer Agency Agreement, as amended, the Funds pay TFS a fee for providing transfer agent services. Fees paid and the amounts due to TFS for the year ended October 31, 2012 are as follows:

Fund Name	Fees Paid to TFS	Fees Due to TFS
Transamerica Capital Growth	$417	$37
Transamerica Diversified Equity	1,829	180
Transamerica Emerging Markets Debt	67	12
Transamerica Emerging Markets Equity	3	1
Transamerica Flexible Income	194	17
Transamerica Growth Opportunities	645	50
Transamerica High Yield Bond	370	34
Transamerica International Bond	20	1
Transamerica International Equity	94	10
Transamerica Large Cap Growth	5	1
Transamerica Large Cap Value	121	10
Transamerica Money Market	478	40
Transamerica Multi-Managed Balanced	643	49
Transamerica Short-Term Bond	1,408	119
Transamerica Small Cap Growth	2	1
Transamerica Small Cap Value	9	2
Transamerica Small/Mid Cap Value	1,245	101
Transamerica Tactical Income	222	43

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010 (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of a sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

Brokerage commissions: There were no brokerage commissions incurred on security transactions placed with affiliates of the adviser or sub-advisers for the year ended October 31, 2012.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the year ended October 31, 2012 were as follows:

	Purchases of securities:		Proceeds from maturities and sales of securities:
Fund Name	Long-term	U.S. Government	Long-term	U.S. Government
Transamerica Capital Growth	$472,547	$—	$355,914	$—
Transamerica Diversified Equity	1,602,353	—	996,840	—
Transamerica Emerging Markets Debt	1,096,112	501	638,718	501
Transamerica Emerging Markets Equity	163,934	—	54,873	—
Transamerica Flexible Income	91,807	58,649	85,308	10,158
Transamerica Growth Opportunities	206,692	—	199,860	—
Transamerica High Yield Bond	505,427	—	594,904	—
Transamerica International Bond	120,721	—	381,550	—
Transamerica International Equity	176,804	—	57,788	—
Transamerica Large Cap Growth	172,191	—	33,104	—
Transamerica Large Cap Value	1,629,122	—	1,826,129	—
Transamerica Money Market	—	—	—	—
Transamerica Multi-Managed Balanced	296,038	306,901	300,555	256,296
Transamerica Short-Term Bond	2,475,595	—	1,823,509	—
Transamerica Small Cap Growth	253,656	—	22,060	—
Transamerica Small Cap Value	332,160	—	55,225	—
Transamerica Small/Mid Cap Value	472,663	—	471,675	—
Transamerica Tactical Income	1,158,838	—	407,217	—

Transamerica Funds		Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2012

(all amounts in thousands)

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

Transamerica Emerging Markets Debt:

The Fund is subject to various risks in the normal course of pursuing its investment objective. The volume of forward foreign currency contracts held throughout the year decreased, starting with 21 contracts and decreasing to 17 contracts by year end. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:

Fair Values of Derivative Instruments in the Statement of Assets and Liabilities as of October 31, 2012:

Derivatives not accounted for as hedging instruments

Location	Foreign exchange contracts
Asset derivatives
Unrealized appreciation on forward foreign currency contracts	$593
Liability derivatives
Unrealized depreciation on forward foreign currency contracts	(192)

Total	$401

Effect of Derivative Instruments in the Statement of Operations for the year ended October 31, 2012:

Derivatives not accounted for as hedging instruments

Location	Foreign exchange contracts
Net Realized Gain (Loss) on derivatives recognized in income
Net realized gain (loss) on forward foreign currency contracts ~	$724
Net change in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions	410

Total	$1,134

~	Included within net realized gain (loss) on transactions from foreign currency transactions.
Included within net increase (decrease) in unrealized appreciation (depreciation) on translation of the assets and liabilities denominated in foreign currencies.

For non-exchange traded derivatives (forward foreign currency contracts), under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica International Bond:

The Fund is subject to various risks in the normal course of pursuing its investment objective. The volume of futures contracts held increased during the year, starting at 6 contracts and ending at 7 contracts. The volume of forward foreign currency contracts held averaged 92 throughout the year, with an overall decrease from 76 contracts at the beginning of the year to 38 contracts at the end of the year. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:

Fair Values of Derivative Instruments in the Statement of Assets and Liabilities as of October 31, 2012:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Total
Asset derivatives
Unrealized appreciation on futures contracts *	$200	$—	$200
Unrealized appreciation on forward foreign currency contracts	—	237	237
Liability derivatives
Unrealized depreciation on futures contracts *	(131)	—	(131)
Unrealized depreciation on forward foreign currency contracts	—	(1,609)	(1,609)

Total	$69	$(1,372)	$(1,303)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Funds		Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2012

(all amounts in thousands)

NOTE 5. (continued)

Transamerica International Bond (continued):

Effect of Derivative Instruments in the Statement of Operations for the year ended October 31, 2012:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Total
Net Realized Gain (Loss) on derivatives recognized in income
Net realized gain (loss) on futures contracts	$(547)	$—	$(547)
Net realized gain (loss) on forward foreign currency contracts ~	—	1,287	1,287
Net change in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions	—	2,734	2,734

Total	$(547)	$4,021	$3,474

~	Included within net realized gain (loss) on transactions from foreign currency transactions.
Included within net increase (decrease) in unrealized appreciation (depreciation) on translation of the assets and liabilities denominated in foreign currencies.

For non-exchange traded derivatives (forward foreign currency contracts), under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica Multi-Managed Balanced:

The Fund is subject to various risks in the normal course of pursuing its investment objective. The volume of futures and forward foreign currency contracts held throughout the year increased, starting with 8 and zero contracts, respectively, and ending at 9 and 2 contracts, respectively. The volume of written options/swaptions and purchase options held decreased during the year, starting at 2 and 5 contracts, respectively, and both ending at zero contracts at the end of the year. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:

Fair Values of Derivative Instruments in the Statement of Assets and Liabilities as of October 31, 2012:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Equity contracts	Total
Asset derivatives
Unrealized appreciation on futures contracts *	$47	$—	$—	$47
Unrealized appreciation on forward foreign currency contracts	—	66	—	66
Liability derivatives
Unrealized depreciation on futures contracts *	(36)	—	(122)	(158)

Total	$11	$66	$(122)	$(45)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Funds		Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2012

(all amounts in thousands)

NOTE 5. (continued)

Transamerica Multi-Managed Balanced (continued):

Effect of Derivative Instruments in the Statement of Operations for the year ended October 31, 2012:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Equity contracts	Total
Net Realized Gain (Loss) on derivatives recognized in income
Net realized gain (loss) on purchased options and swaptions ^	$(98)	$—	$—	$(98)
Net realized gain (loss) on written options and swaptions	55	—	—	55
Net realized gain (loss) on futures contracts	97	—	635	732
Net realized gain (loss) on forward foreign currency contracts ~	—	(86)	—	(86)
Net change in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on purchased options and swaptions	71	—	—	71
Net change in unrealized appreciation (depreciation) on written options and swaptions	(31)	—	—	(31)
Net change in unrealized appreciation (depreciation) on futures contracts	(71)	—	(166)	(237)
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions	—	66	—	66

Total	$23	$(20)	$469	$472

^	Included within net realized gain (loss) on transactions from Investment securities.
~	Included within net realized gain (loss) on transactions from foreign currency transactions.
Included within net increase (decrease) in unrealized appreciation (depreciation) on Investment securities.
Included within net increase (decrease) in unrealized appreciation (depreciation) on translation of the assets and liabilities denominated in foreign currencies.

For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

NOTE 6. FEDERAL INCOME TAX MATTERS

The Funds have not made any provision for federal income or excise taxes due to its policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Funds’ tax provisions taken or expected to be taken for all open tax years 2009-2012, and has concluded that no provision for income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Funds identify their major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, and capital loss carryforwards.

Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. These reclassifications are as follows:

Transamerica Funds		Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2012

(all amounts in thousands)

NOTE 6. (continued)

Fund Name	Shares of beneficial interest, unlimited shares authorized	Undistributed (accumulated) net investment income (loss)	Undistributed (accumulated) net realized gain (loss) from investment securities
Transamerica Capital Growth	$—	$(84)	$84
Transamerica Diversified Equity	422,819	773	(423,592)
Transamerica Emerging Markets Debt	—	304	(304)
Transamerica Emerging Markets Equity	(26)	(21)	47
Transamerica Flexible Income	—	280	(280)
Transamerica Growth Opportunities	695	(237)	(458)
Transamerica High Yield Bond	—	47	(47)
Transamerica International Bond	—	(1,251)	1,251
Transamerica International Equity	—	(177)	177
Transamerica Large Cap Growth	(26)	25	1
Transamerica Multi-Managed Balanced	—	369	(369)
Transamerica Short-Term Bond	—	4,593	(4,593)
Transamerica Small Cap Growth	(54)	54	—
Transamerica Small Cap Value	(26)	26	—
Transamerica Small/Mid Cap Value	—	(A)	—	(A)	—	(A)
Transamerica Tactical Income	(17)	4,698	(4,681)

(A)	Amount rounds to less than $1.

At October 31, 2012, the Funds had capital loss carryforwards available to offset future realized gains through the years listed below:

Fund Name	Capital Loss Carryforwards		AvailableThrough
Transamerica Diversified Equity	$390,073		October 31, 2016
Transamerica Diversified Equity	6,050		October 31, 2017
Transamerica Emerging Markets Equity	4,788		Short-Term Indefinitely
Transamerica Flexible Income	7,723		October 31, 2015
Transamerica Flexible Income	51,526		October 31, 2016
Transamerica Flexible Income	20,524		October 31, 2017
Transamerica High Yield Bond	1,750		October 31, 2017
Transamerica International Equity	708		October 31, 2017
Transamerica Large Cap Growth	1,532		Short-Term Indefinitely
Transamerica Money Market	1		October 31, 2013
Transamerica Money Market	1		October 31, 2014
Transamerica Money Market	—	(A)	October 31, 2015
Transamerica Money Market	—	(A)	October 31, 2017
Transamerica Multi-Managed Balanced	2,021		October 31, 2017
Transamerica Small Cap Growth	971		Short-Term Indefinitely
Transamerica Small/Mid Cap Value	12,179		Short-Term Indefinitely

(A)	Amount rounds to less than $1.

The capital loss carryforwards utilized or expired during the year ended October 31, 2012 were as follows:

Fund Name	Capital Loss Carryforwards Utilized/Expired During the Year Ended October 31,2012
Transamerica Diversified Equity	$33,714
Transamerica Emerging Markets Debt	65
Transamerica Flexible Income	1,697
Transamerica High Yield Bond	22,749
Transamerica International Equity	1,178
Transamerica Large Cap Value	14,538
Transamerica Multi-Managed Balanced	3,354

Funds not listed in the table above do not have capital loss carryforwards utilized or expired.

Transamerica Funds		Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2012

(all amounts in thousands)

NOTE 6. (continued)

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2012 and 2011 was as follows:

	2012 Distributions Paid From		2011 Distributions Paid From
	Ordinary income	Long-term Capital Gain	Ordinary income	Long-term Capital Gain
Transamerica Capital Growth	$782	$23,888	$—	$—
Transamerica Diversified Equity	357	73,049	11,530	598
Transamerica Emerging Markets Debt	9,375	—	42	—
Transamerica Flexible Income	14,122	—	14,368	—
Transamerica Growth Opportunities	271	70,327	—	696
Transamerica High Yield Bond	47,066	—	50,034	—
Transamerica International Bond	29,846	4,147	32,484	2,936
Transamerica International Equity	3,277	—	1,049	—
Transamerica Large Cap Value	30,168	—	16,307	—
Transamerica Money Market	34	—	14	—
Transamerica Multi-Managed Balanced	8,189	41,482	4,520	—
Transamerica Short-Term Bond	102,413	15,858	101,888	6,442
Transamerica Small/Mid Cap Value	—	34,566	—	—
Transamerica Tactical Income	12,891	44	—	—

The tax basis components of distributable earnings as of October 31, 2012 are as follows:

Fund Name	Undistributed Ordinary income	Undistributed Long-term Capital Gain	Capital Loss Carryforward	Other Temporary Differences (A)	Net Unrealized Appreciation (Depreciation) (B)
Transamerica Capital Growth	$3,753	$22,131	$—	$—	$18,166
Transamerica Diversified Equity	6,532	—	(396,123)	—	224,566
Transamerica Emerging Markets Debt	18,830	536	—	(354)	13,080
Transamerica Emerging Markets Equity	744	—	(4,788)	(27)	1,518
Transamerica Flexible Income	816	—	(79,773)	—	21,683
Transamerica Growth Opportunities	3,288	5,476	—	—	2,957
Transamerica High Yield Bond	1,109	—	(1,750)	(96)	20,511
Transamerica International Bond	—	1,449	—	(5,379)	5,134
Transamerica International Equity	5,003	—	(708)	—	9,096
Transamerica Large Cap Growth	781	—	(1,532)	(31)	(977)
Transamerica Large Cap Value	16,630	58,400	—	—	77,597
Transamerica Money Market	2	—	(2)	—	—
Transamerica Multi-Managed Balanced	6,753	6,562	(2,021)	(68)	29,259
Transamerica Short-Term Bond	5,013	12,043	—	(1,273)	72,152
Transamerica Small Cap Growth	—	—	(971)	(182)	(10,144)
Transamerica Small Cap Value	1,760	10	—	(38)	1,817
Transamerica Small/Mid Cap Value	2,352	—	(12,179)	—	41,266
Transamerica Tactical Income	6,581	—	—	(31)	(1,249)

(A)	Amounts include qualified ordinary late-year loss deferral, if applicable.
(B)	Amounts include unrealized gain/loss from wash sales, foreign currency, securities sold short, and derivative instruments, if applicable.

NOTE 7. ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board issued the authoritative guidance that will enhance disclosures related to financial instruments and derivative instruments that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. This information will enable users of the Funds’ financial statements to evaluate the effect or potential effect of netting arrangements on the Funds’ financial position. The adoption of this disclosure requirement is effective for financial statements interim and annual years beginning on or after January 1, 2013. Management is currently evaluating the implication of the additional disclosure requirements and its impact on the Funds' financial statements.

Transamerica Funds		Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2012

(all amounts in thousands)

NOTE 8. REORGANIZATION

Transamerica Diversified Equity:

On February 10, 2012, Transamerica Diversified Equity (formerly, Transamerica WMC Diversified Equity) acquired all of the net assets of Transamerica WMC Diversified Growth pursuant to a Plan of Reorganization. Transamerica Diversified Equity is the accounting survivor. The purpose of the transaction was to achieve a more cohesive, focused, and streamlined fund complex. The acquisition was accomplished by a tax-free exchange of 76,146 shares of Transamerica Diversified Equity for 100,301 shares of Transamerica WMC Diversified Growth outstanding on February 10, 2012. Transamerica WMC Diversified Growth’s net assets at that date, $1,077,266, including $208,961 unrealized appreciation, were combined with those of Transamerica Diversified Equity. The aggregate net assets of Transamerica Diversified Equity immediately before the acquisition were $592,948; the combined net assets of Transamerica Diversified Equity immediately after the acquisition were $1,670,214. Shares issued with the acquisition were as follows:

Transamerica WMC Diversified Growth

Class	Shares	Amount
A	28,762	$387,425
B	1,572	21,028
C	2,536	33,859
I	12,839	174,606
I2	27,327	371,097
T	3,110	89,251

The exchange ratios of the reorganization for the Fund is as follows (Transamerica Diversified Equity shares issuable/Transamerica WMC Diversified Growth):

Transamerica WMC Diversified Growth

Classes	Exchange Ratio
A	0.75
B	0.69
C	0.70
I	0.74
I2	0.77
T	1.00

Assuming the reorganization had been completed on November 1, 2011, the beginning of the annual reporting year of the Fund, the Fund’s pro forma result of operations for the year ended October 31, 2012 are as follows:

Net investment income	$6,820
Net realized and unrealized gain	111,077
Net increase in net assets resulting from operations	117,897

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of Transamerica WMC Diversified Growth that have been included on the Fund’s Statement of Operations since February 10, 2012.

Transamerica Growth Opportunities:

On February 10, 2012, Transamerica Growth Opportunities (formerly, Transamerica Morgan Stanley Growth Opportunities) acquired all of the net assets of Transamerica Morgan Stanley Mid-Cap Growth pursuant to a Plan of Reorganization. Transamerica Growth Opportunities is the accounting survivor. The purpose of the transaction was to achieve a more cohesive, focused, and streamlined fund complex. The acquisition was accomplished by a tax-free exchange of 29,633 shares of Transamerica Growth Opportunities for 24,617 shares of Transamerica Morgan Stanley Mid-Cap Growth outstanding on February 10, 2012. Transamerica Morgan Stanley Mid-Cap Growth’s net assets at that date, $274,998, including $54,483 unrealized appreciation, were combined with those of Transamerica Growth Opportunities. The aggregate net assets of Transamerica Growth Opportunities immediately before the acquisition were $348,798; the combined net assets of Transamerica Growth Opportunities immediately after the acquisition were $623,796. Shares issued with the acquisition were as follows:

Transamerica Funds		Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2012

(all amounts in thousands)

NOTE 8. (continued)

Transamerica Morgan Stanley Mid-Cap Growth

Class	Shares	Amount
I2	29,633	$274,998

The exchange ratio of the reorganization for the Fund is as follows (Transamerica Growth Opportunities shares issuable/ Transamerica Morgan Stanley Mid-Cap Growth):

Transamerica Morgan Stanley Mid-Cap Growth

Class	Exchange Ratio
I2	1.20

Assuming the reorganization had been completed on November 1, 2011, the beginning of the annual reporting year of the Fund, the Fund’s pro forma results of operations for the year ended October 31, 2012 are as follows:

Net investment income	$4,124
Net realized and unrealized (loss)	(27,328)
Net (decrease) in net assets resulting from operations	(23,204)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of Transamerica Morgan Stanley Mid-Cap Growth that have been included in the Fund’s Statement of Operations since February 10, 2012.

Transamerica International Equity:

On March 1, 2011, Transamerica International Equity (formerly, Transamerica TS&W International Equity) acquired all of the net assets of TS&W International Equity Portfolio pursuant to a Plan of Reorganization. TS&W International Equity Portfolio is the accounting survivor. The purpose of the transaction was to achieve additional international exposure with a new client base within the Trust. The acquisition was accomplished by a tax-free exchange of 5,502 shares of Transamerica International Equity for 5,502 shares of TS&W International Equity Portfolio outstanding on March 1, 2011. Transamerica International Equity’s net assets at that date were $200, which were combined with those of TS&W International Equity Portfolio. The aggregate net assets of TS&W International Equity Portfolio were $83,612; the combined net assets of Transamerica International Equity immediately after the acquisition were $83,812.

Shares issued with the acquisition were as follows:

TS&W International Equity Portfolio

Class	Shares	Amount
I	5,512	$83,612

Transamerica International Equity

Class	Shares		Amount
A	7		$100
C	7		100
I	(a	)	(a	)
I2	(a	)	(a	)

(a)	Classes I and I2 held less 1 share and $1 at time of acquisition.

The exchange ratios of the reorganization for each class are as follows (Transamerica International Equity shares issuable/TS&W International Equity Portfolio):

TS&W International Equity Portfolio

Class	Exchange Ratio
I	1.00

Transamerica International Equity

Class	Exchange Ratio
A	1.00
C	1.00
I	1.00
I2	1.00

Transamerica Funds		Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2012

(all amounts in thousands)

NOTE 9. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Funds’ financial statements.

Transamerica Funds		Annual Report 2012

Report of Independent Registered Public Accounting Firm

To the Board of Trustees & Shareholders of Transamerica Funds:

We have audited the accompanying statements of assets and liabilities of Transamerica Capital Growth (formerly “Transamerica Morgan Stanley Capital Growth”), Transamerica Diversified Equity (formerly “Transamerica WMC Diversified Equity”), Transamerica Emerging Markets Debt (formerly “Transamerica Logan Circle Emerging Markets Debt”), Transamerica Emerging Markets Equity, Transamerica Flexible Income (formerly “Transamerica AEGON Flexible Income”), Transamerica Growth Opportunities (formerly “Transamerica Morgan Stanley Growth Opportunities”), Transamerica High Yield Bond (formerly “Transamerica AEGON High Yield Bond”), Transamerica International Bond (formerly “Transamerica JPMorgan International Bond”), Transamerica International Equity (formerly “Transamerica TS&W International Equity”), Transamerica Large Cap Growth, Transamerica Large Cap Value (formerly “Transamerica WMC Quality Value”), Transamerica Money Market (formerly “Transamerica AEGON Money Market”), Transamerica Multi-Managed Balanced, Transamerica Short-Term Bond (formerly “Transamerica AEGON Short-Term Bond”), Transamerica Small Cap Growth, Transamerica Small Cap Value, Transamerica Small/Mid Cap Value (formerly “Transamerica Systematic Small/Mid Cap Value”), and Transamerica Tactical Income, (collectively, the “Funds”) (eighteen of the funds of the Transamerica Funds), including the schedules of investments, as of October 31, 2012, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of Transamerica International Equity for the periods ended prior to November 1, 2010, as well as the financial highlights of all other Funds for the periods ended prior to November 1, 2009, were audited by another independent registered public accounting firm, whose reports dated December 17, 2010 and December 21, 2009, respectively, expressed unqualified opinions on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2012, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned eighteen Funds of the Transamerica Funds at October 31, 2012, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts December 26, 2012

Transamerica Funds		Annual Report 2012

TRANSAMERICA FUNDS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS—CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds (the “Board”) held on June 13-14, 2012, the Board reviewed and considered the renewal of the investment advisory agreements (each an “Investment Advisory Agreement” and collectively the “Investment Advisory Agreements”) between each of the following funds (each a “Fund” and collectively the “Funds”) and Transamerica Asset Management, Inc. (“TAM”):

Transamerica Capital Growth	Transamerica International Equity
Transamerica Diversified Equity	Transamerica Large Cap Value (then named Transamerica Quality Value)
Transamerica Flexible Income	Transamerica Money Market
Transamerica Growth Opportunities	Transamerica Multi-Managed Balanced
Transamerica High Yield Bond	Transamerica Short-Term Bond
Transamerica International Bond	Transamerica Small/Mid Cap Value

For the Funds listed in the left-hand column below, the Board also reviewed and considered the renewal of the investment sub-advisory agreements (each a “Sub-Advisory Agreement” and collectively the “Sub-Advisory Agreements”) between TAM and the corresponding sub-advisers listed in the right-hand column below (each a “Sub-Adviser” and collectively the “Sub-Advisers”).

Fund	Sub-Adviser(s)
Transamerica Capital Growth	Morgan Stanley Investment Management Inc.
Transamerica Diversified Equity	Wellington Management Company, LLP
Transamerica Flexible Income	AEGON USA Investment Management, LLC
Transamerica Growth Opportunities	Morgan Stanley Investment Management Inc.
Transamerica High Yield Bond	AEGON USA Investment Management, LLC
Transamerica International Bond	J.P. Morgan Investment Management Inc.
Transamerica International Equity	Thompson, Siegel & Walmsley LLC
Transamerica Large Cap Value (then named Transamerica Quality Value)	Wellington Management Company, LLP
Transamerica Money Market	AEGON USA Investment Management, LLC
Transamerica Multi-Managed Balanced	BlackRock Financial Management, Inc. J.P. Morgan Investment Management Inc.
Transamerica Short-Term Bond	AEGON USA Investment Management, LLC
Transamerica Small/Mid Cap Value	Systematic Financial Management L.P.

Following their review and consideration, the Trustees determined that the terms of each Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each agreement is in the best interests of the applicable Fund and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2013. In reaching their decision, the Trustees requested and received from TAM and each Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. The Trustees also considered information they had previously received from TAM and each Sub-Adviser as part of their regular oversight of each Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or any Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of each Investment Advisory Agreement and Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and each Sub-Adviser to the applicable Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for each Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and each Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of each Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for each applicable Sub-Adviser and a comparison of trading results against a peer universe of managers.

Transamerica Funds		Annual Report 2012

TRANSAMERICA FUNDS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS—CONTRACT RENEWAL (continued)

(unaudited)

The Board also considered the services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee(s) for each Fund. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s).

With respect to Transamerica Large Cap Value, the Board noted that in May 2012 it had approved a sub-adviser change for the Fund, together with changes to the Fund’s investment objective and strategy, such that Wellington Management Company, LLP would only continue to serve as the Fund’s sub-adviser for a limited period of time to the extent that the applicable Sub-Advisory Agreement were renewed.

Based on these considerations, the Board determined that TAM and each Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the applicable Fund’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance, as applicable, of each Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Fund’s benchmark(s), in each case for various trailing periods ended December 31, 2011.

Transamerica Capital Growth. The Board noted that the performance of Class A of the Fund was below the median for its peer universe for the past 1-year period and above the median for the past 2-year period. The Board also noted that the performance of Class A of the Fund was below its benchmark for the past 1-year period and above its benchmark for the past 2-year period. The Board noted that the Fund’s performance included the management of the Fund’s previous sub-adviser in accordance with different investment strategies. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Fund. The Trustees also noted that the performance of the Fund had improved during 2012.

Transamerica Diversified Equity. The Board noted that the performance of Class A of the Fund was below the median for its peer universe for the past 1- and 2-year periods. The Board also noted that the performance of Class A of the Fund was below its benchmark for the past 1- and 2-year periods. The Board noted that the Fund’s performance included the management of the Fund’s previous sub-adviser in accordance with different investment strategies. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Fund. The Trustees also noted that the performance of the Fund had improved during 2012.

Transamerica Flexible Income. The Board noted that the performance of Class A of the Fund was below the median for its peer universe for the past 1-, 5- and 10-year periods and above the median for the past 3-year period. The Board also noted that the performance of Class A of the Fund was below its benchmark for the past 1-, 5- and 10-year periods and above its benchmark for the past 3-year period.

Transamerica Growth Opportunities. The Board noted that the performance of Class A of the Fund was below the median for its peer universe for the past 1- and 3-year periods and above the median for the past 5- and 10-year periods. The Board also noted that the performance of Class A of the Fund was below its benchmark for the past 1- and 3-year periods and above its benchmark for the past 5- and 10-year periods. The Board noted that the Fund’s performance included the management of the Fund’s previous sub-adviser in accordance with different investment strategies. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Fund. The Trustees also noted that the performance of the Fund had improved during 2012.

Transamerica High Yield Bond. The Board noted that the performance of Class A of the Fund was above the median for its peer universe for the past 1-, 3- and 5-year periods and in line with the median for the past 10-year period. The Board also noted that the performance of Class A of the Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods.

Transamerica International Bond. The Board noted that the performance of Class I2 of the Fund was above the median for its peer universe for the past 1- and 5-year periods and in line with the median for the past 3-year period. The Board also noted that the performance of Class I2 of the Fund was below its benchmark for the past 1- and 5-year periods and above its benchmark for the past 3-year period.

Transamerica International Equity. The Board noted that the performance of Class I of the Fund was above the median for its peer universe for the past 1-, 3- and 5-year periods and in line with the median for the past 10-year period. The Board also noted that the performance of Class I of the Fund was above its benchmark for the past 1-, 3- and 5-year periods and below its benchmark for the past 10-year period.

Transamerica Funds		Annual Report 2012

TRANSAMERICA FUNDS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS—CONTRACT RENEWAL (continued)

(unaudited)

Transamerica Large Cap Value. The Board noted that the performance of Class A of the Fund was above the median for its peer universe for the past 1-year period. The Board also noted that the performance of Class A of the Fund was below its benchmark for the past 1-year period.

Transamerica Money Market. The Board noted that the performance of Class A of the Fund was above the median for its peer universe for the past 1-year period and below the median for the past 3- and 5-year periods.

Transamerica Multi-Managed Balanced. The Board noted that the performance of Class A of the Fund was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of Class A of the Fund was above its primary benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Fund’s performance included the management of the Fund’s previous sub-adviser in accordance with different investment strategies.

Transamerica Short-Term Bond. The Board noted that the performance of Class A of the Fund was below the median for its peer universe for the past 1-year period and above the median for the past 3-year period. The Board also noted that the performance of Class A of the Fund was above its benchmark for the past 1- and 3-year periods. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Fund.

Transamerica Small/Mid Cap Value. The Board noted that the performance of Class A of the Fund was in line with the median for its peer universe for the past 1-year period and above the median for the past 3-, 5- and 10-year periods. The Board also noted that the performance of Class A of the Fund was above its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Fund’s performance included the management of the Fund’s previous sub-adviser in accordance with different investment strategies.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and the Sub-Advisers, the Board concluded that TAM and each Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the applicable Fund’s investment objectives, policies and strategies and competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratios

The Board considered the management fee and total expense ratio of each Fund, including information provided by Lipper comparing the management fee and total expense ratio of each Fund to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Advisers for sub-advisory services as well as the portion of a Fund’s management fee retained by TAM following payment of the sub-advisory fee(s).

Transamerica Capital Growth. The Board noted that the Fund’s contractual management fee was in line with the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class A of the Fund were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Diversified Equity. The Board noted that the Fund’s contractual management fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class A of the Fund were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Flexible Income. The Board noted that the Fund’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class A of the Fund were above the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Growth Opportunities. The Board noted that the Fund’s contractual management fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class A of the Fund were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Funds		Annual Report 2012

TRANSAMERICA FUNDS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS—CONTRACT RENEWAL (continued)

(unaudited)

Transamerica High Yield Bond. The Board noted that the Fund’s contractual management fee was below the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class A of the Fund were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica International Bond. The Board noted that the Fund’s contractual management fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I2 of the Fund were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica International Equity. The Board noted that the Fund’s contractual management fee was below the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I of the Fund were in line with the median for its peer group and above the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Large Cap Value. The Board noted that the Fund’s contractual management fee was below the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class A of the Fund were above the medians for its peer group and peer universe. The Board noted that the Fund’s management fee rate would be reduced in connection with the sub-adviser change approved for the Fund in May 2012. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Money Market. The Board noted that the Fund’s contractual management fee was below the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class A of the Fund were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Multi-Managed Balanced. The Board noted that the Fund’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class A of the Fund were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Short-Term Bond. The Board noted that the Fund’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class A of the Fund were in line with the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Small/Mid Cap Value. The Board noted that the Fund’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class A of the Fund were above the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Advisers under the Investment Advisory Agreements and Sub-Advisory Agreements are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and/or procuring fund management services, as applicable, as well as the costs of the provision of administration, transfer agency and other services, to each Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for each Fund and Transamerica Funds as a whole, as well as the allocation methodology used for calculating profitability.

Transamerica Funds		Annual Report 2012

TRANSAMERICA FUNDS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS—CONTRACT RENEWAL (continued)

(unaudited)

With respect to the Sub-Advisers, the Board noted that the sub-advisory fees are the product of arm’s-length negotiation between TAM and the applicable Sub-Adviser (with the exception of those fees paid to AEGON USA Investment Management, LLC (“AUIM”)) and are paid by TAM and not the applicable Fund. As a result, for those Funds not sub-advised by AUIM, the Board principally considered the profitability of TAM and its affiliates with respect to the applicable Fund. For each Fund sub-advised by AUIM, the Board noted that information about AUIM’s revenues and expenses was incorporated into TAM’s profitability analysis for the Fund. As a result, for those Funds the Board principally considered profitability information for TAM and AUIM in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Funds was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of each Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica funds overall and the extent to which the Funds benefited from these economies of scale. The Board considered each Fund’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Funds through investments in capabilities and services. The Trustees concluded that each Fund’s fee structure reflected economies of scale to date but noted that they will have the opportunity to periodically reexamine whether each Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Advisers, in the future.

Benefits to TAM, its Affiliates, or the Sub-Advisers from their Relationships with the Funds

The Board considered any other benefits derived by TAM, its affiliates, and the Sub-Advisers from their relationships with the Funds. The Board noted that TAM does not realize soft dollar benefits from its relationships with the Funds and that TAM believes that any use of soft dollars by the Sub-Advisers is generally appropriate and in the best interests of the Funds. The Board also noted that certain Sub-Advisers are participating in a brokerage program pursuant to which a portion of brokerage commissions paid by each applicable Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to a Fund’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage each Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Funds.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the renewal of each Investment Advisory Agreement and Sub-Advisory Agreement is in the best interests of the applicable Fund and its shareholders and voted to approve the renewal of each Investment Advisory Agreement and Sub-Advisory Agreement.

Transamerica Funds		Annual Report 2012

TRANSAMERICA SMALL CAP GROWTH

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds (the “Board”) held on May 24, 2012, the Board reviewed and considered the approval of a proposed mandate to establish Transamerica Small Cap Growth as a new series of Transamerica Funds (the “Trust”). The Board reviewed and considered the proposed investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Small Cap Growth (the “Fund” or “New Series”) and Transamerica Asset Management, Inc. (“TAM”), as well as the proposed investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Ranger Investment Management, L.P. (“Ranger”) (the “Sub-Adviser”), to determine whether the agreements should be approved for an initial two-year period.

Following their review and consideration, the Board determined that the proposed Investment Advisory Agreement and the proposed Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the proposed Investment Advisory Agreement and Sub-Advisory Agreement.

In reaching their decision, the Board requested and obtained from TAM and Ranger such information as they deemed reasonably necessary to evaluate the proposed agreements. In considering the proposed approval of Investment Advisory Agreement and Sub- Advisory Agreement, the Board evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. The Board based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions and each member of the Board may have attributed different weights to the various factors.

The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services expected to be provided by TAM and Ranger. The Board considered the proposed investment approach for the New Series; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and Ranger; TAM’s management oversight process; and the professional qualifications of the portfolio management team of Ranger. The Board also considered the services to be provided by TAM for the portion of the management fee it will retain after payment of the sub-advisory fee for the New Series. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s). Based on these considerations, the Board Members determined that TAM and Ranger can provide investment and related services that are appropriate in scope and extent in light of the New Series’ operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the New Series. The New Series is not yet in existence and therefore had no historical performance for the Board to review. However, the Board Members were provided performance data for Ranger’s Small Cap Growth composite, which has substantially similar investment objectives, policies and strategies as the New Series, as compared against the proposed benchmark and a peer universe for the New Series for the 1-, 3-, 5-year periods ended March 31, 2012 (annualized). It was noted that the performance of the Ranger composite compared favorably to that of the benchmark and peer universe for the 1-, 3-, and 5-year periods ended March 31, 2012. On the basis of this information and the Board Members’ assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and Ranger, the Board Members concluded that TAM and Ranger are capable of generating a level of investment performance that is appropriate in light of the New Series’ proposed investment objectives, policies and strategies.

Management fees and total expense ratios. The Board considered the proposed management fee and anticipated total expense ratio of the New Series, including information comparing the management fee and total expense ratio of the New Series to the management fees and total expense ratios of other investment companies in a Lipper peer universe. The Board also considered the fee to be charged by Ranger for sub-advisory services as well as the portion of the New Series’ management fee to be retained by TAM following payment of the sub-advisory fee. The Board Members noted that the proposed management fee for the New Series was slightly lower than its Lipper category median. The Board Members also noted that the anticipated total expense ratio of Class A shares of the New Series was higher than the Lipper category median. The Board also noted that TAM proposed to enter into an expense limitation arrangement with the New Series, which may result in TAM waiving fees for the benefit of shareholders. On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub- advisory fees to be received by TAM and Ranger under the investment advisory and sub-advisory agreements are reasonable in light of the services to be provided.

Transamerica Funds		Annual Report 2012

TRANSAMERICA SMALL CAP GROWTH

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (continued)

(unaudited)

The cost of advisory services provided and the level of profitability. The New Series was not yet in existence and therefore no revenue, cost or profitability data was available for the Board to review. However, the Board reviewed projected profitability information regarding TAM’s costs of procuring portfolio management services as well as the costs of providing administration, transfer agency and other services to the New Series by TAM and its affiliates. The Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and Ranger. As a result, the Board considered profitability information for TAM and its affiliates with respect to the New Series. Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the New Series was not anticipated to be excessive.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the New Series grows. In evaluating the extent to which the management fees payable under the new investment advisory and sub-advisory agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of TAM’s and Ranger’s pricing schedules and the proposed advisory and sub-advisory fee breakpoints, as detailed in the materials provided to the Board, and noted each fee breakpoint with respect to the various asset levels to be achieved by the New Series. The Board concluded that the proposed fees and breakpoints may benefit investors by permitting economies of scale in the form of lower management fees as the level of assets grows for the New Series. The Board Members also noted that, in the future, they would have the opportunity to periodically reexamine whether the New Series has achieved economies of scale and the appropriateness of management fees payable to TAM and fees payable by TAM to Ranger.

Benefits to TAM, its affiliates, or Ranger from their relationship with the New Series. The Board considered any other benefits derived by TAM, its affiliates, and Ranger from their relationships with the New Series. The Board Members noted that TAM would not realize soft dollar benefits from its relationship with the New Series, and that Ranger may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements.

Other considerations. The Board considered the investment objective of the New Series and its investment strategy and noted that TAM believes that investment in the New Series would enhance the Transamerica Funds’ retail product line-up as well as the investment options for the asset allocation funds. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the New Series in a professional manner that is consistent with the best interests of the New Series and its shareholders. In this regard, the Board Members favorably considered TAM’s procedures and policies to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of Ranger. The Board Members also noted that TAM has made a significant entrepreneurial commitment to the management and success of the New Series.

Conclusion. After consideration of the factors described above, as well as other factors, the Board Members, including all of the Independent Board Members, conclude that the approval of the Investment Advisory and Sub-Advisory Agreements is in the best interest of the Fund and its shareholders and voted to approve the Investment Advisory and Sub-Advisory Agreements.

Transamerica Funds		Annual Report 2012

TRANSAMERICA LARGE CAP VALUE

(FORMERLY, TRANSAMERICA QUALITY VALUE)

APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENT

(unaudited)

At a meeting of the Boards of Trustees of Transamerica Funds (the “Board” or the “Board Members”) held on May 24, 2012, the Board considered the termination of Wellington Management Company, LLP (“Wellington”) as sub-adviser to Transamerica Quality Value (the “Fund”), a series of Transamerica Funds and approval of a new investment sub-advisory agreement (the “New Sub-Advisory Agreement”) for the Fund between Transamerica Asset Management, Inc. (“TAM”) and Levin Capital Strategies, LP (“LCS”), the Fund’s proposed new sub-adviser.

Following their review and consideration, the Trustees determined that the terms of the New Sub-Advisory Agreement are reasonable and that the termination of Wellington as sub-adviser to the Fund and approval of the New Sub-Advisory Agreement is in the best interests of the Fund and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the New Sub-Advisory Agreement for an initial two-year period and authorized TAM to terminate the sub-advisory agreement with Wellington.

To assist the Trustees in their consideration of the New Sub-Advisory Agreement, the Trustees received in advance of their meeting certain materials and information. In addition, the Independent Trustees consulted with their independent legal counsel, discussing, among other things, the legal standards and certain other considerations relevant to the Trustees’ deliberations.

Among other matters, the Board considered:

(a) that TAM advised the Board that the appointment of LCS is not expected to result in any diminution in the nature, extent and quality of services provided to the Fund and its shareholders, including compliance services;

(b) that LCS is an experienced and respected asset management firm and that LCS has the capabilities, resources and personnel necessary to provide sub-advisory services to the Fund;

© the proposed responsibilities of LCS for the Fund and the services expected to be provided by it;

(d) the fact that the sub-advisory fee payable to LCS would be paid by TAM and not the Fund;

(e) that the management fee rate paid by the Fund would be reduced in connection with the sub-adviser change, and that the sub-advisory fee to be paid by TAM to LCS is reasonable in light of the services to be provided; and

(f) that TAM recommended to the Board that LCS be appointed as sub-adviser to the Fund based on its desire to engage an investment sub-adviser that utilizes a more unique investment strategy that can be offered both to retail investors and utilized in the asset allocation funds.

A discussion followed that included additional consideration of these and other matters.

In their deliberations, the Board Members evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed here, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Board Member may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services to be Provided. In evaluating the nature, extent and quality of the services to be provided by LCS under the LCS Sub-Advisory Agreement, the Board considered, among other things, information and assurances provided by TAM and LCS as to the operations, facilities, organization and personnel of LCS, the anticipated ability of LCS to perform its duties under the New Sub-Advisory Agreement, and the anticipated changes to the current investment program and other practices of the Fund. The Board considered the proposed changes to the Fund’s investment objective and principal investment strategies, as well as the change to the Fund’s name. The Board considered that TAM has advised the Board that the appointment of LCS is not expected to result in any diminution in the nature, extent and quality of services provided to the Fund and its shareholders, including compliance services. The Board considered that LCS is an experienced and respected asset management firm and that TAM believes that LCS has the capabilities, resources and personnel necessary to provide sub-advisory services to the Fund.

Based on their review of the materials provided and the assurances they had received from TAM, the Board determined that LCS can provide sub-advisory services that are appropriate in scope and extent in light of the proposed investment program for the Fund and that LCS’s appointment is not expected to adversely affect the nature, extent and quality of services provided to the Fund.

Transamerica Funds		Annual Report 2012

TRANSAMERICA LARGE CAP VALUE

(FORMERLY, TRANSAMERICA QUALITY VALUE)

APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENT (continued)

(unaudited)

Investment Performance. The Board reviewed the performance of the Fund as compared to the composite performance of the strategy to be followed by LCS in providing services to the Fund (the “LCS Composite”), and also reviewed the performance of the LCS Composite as compared to the composite performance of the strategy followed by Wellington Management in providing services to the Fund (the “Wellington Composite”). The Board noted that the performance of the LCS Composite compared favorably to that of the Fund for the year-to-date period ended April 30, 2012, although the LCS Composite underperformed the Fund for the 1-year and since inception periods ended April 30, 2012. The Board also noted that the performance of the LCS Composite compared favorably to that of the Wellington Composite and the Fund’s benchmark for the year-to-date and 3-, 5- and 10-year periods ended March 31, 2012, although the LCS Composite underperformed the Wellington Composite and benchmark for the 1-year period ended March 31, 2012. The Board further noted that TAM believes that the appointment of LCS could benefit shareholders by offering them the potential for improved performance based on the historical comparisons, but were unable to predict what effect execution of the LCS Sub-Advisory Agreement would actually have on the future performance of the Fund.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided by LCS, the Board concluded that LCS is capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies.

Sub-Advisory Fee, Cost of Services Provided and Profitability. The Board considered the proposed sub-advisory fee rate under the New Sub-Advisory Agreement. The Board noted that the management fee rate payable by the Fund would be reduced in connection with the sub-adviser change, which would benefit the Fund and its shareholders. The Board further noted that, in light of the management fee reduction and sub-advisory fee payable to LCS, there would be no change in the amount of the Fund’s management fee retained by TAM following payment of the sub-advisory fee as a result of the implementation of the New Sub-Advisory Agreement. The Board also noted that the Fund does not pay the sub-advisory fee. On the basis of these considerations, together with the other information it considered, the Board determined that the sub-advisory fee to be received by LCS under the New Sub-Advisory Agreement is reasonable in light of the services to be provided.

With respect to LCS’s costs and profitability in providing services to the Fund, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and LCS. As a result, the Board did not consider LCS’s anticipated profitability as material to its decision to approve the LCS Sub-Advisory Agreement.

Economies of Scale. The Board considered the sub-advisory fee schedule and the existence of breakpoints, noting that a breakpoint would be added to the management fee schedule in connection with the sub-adviser change. The Board Members concluded that they would have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees payable by TAM to LCS, in the future.

Fall-Out Benefits. The Board considered any other benefits to be derived by LCS from its relationship with the Fund. The Board noted that TAM would not realize soft dollar benefits from its relationship with LCS, and that LCS may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements.

Conclusion. After consideration of the factors described above, as well as other factors, the Board Members, including all of the Independent Board Members, concluded that the approval of the New Sub-Advisory Agreement is in the best interests of the Fund and its shareholders and voted to approve the New Sub-Advisory Agreement.

Transamerica Funds		Annual Report 2012

SUPPLEMENTAL INFORMATION (unaudited)

TAX INFORMATION

For dividends paid during the year ended October 31, 2012, the Funds designated the following as qualified dividend income:

Qualified Dividend
Fund	Income (000’s)
Transamerica Capital Growth	$730
Transamerica Diversified Equity	357
Transamerica Growth Opportunities	235
Transamerica International Equity	2,372
Transamerica Large Cap Value	22,539
Transamerica Multi-Managed Balanced	1,590
Transamerica Tactical Income	12,891

For corporate shareholders, investment income (dividend income plus short-term gains, if any) qualifies for the dividends received deductions as follows:

Dividend Received
Fund	Deduction Percentage
Transamerica Capital Growth	100.00%
Transamerica Diversified Equity	100.00
Transamerica Growth Opportunities	100.00
Transamerica Large Cap Value	71.00
Transamerica Multi-Managed Balanced	20.00
Transamerica Tactical Income	100.00

For tax purposes, the Long-Term Capital Gain Designations for the year ended October 31, 2012 were as follows:

Long-Term Capital Gain
Fund	Designation
Transamerica Capital Growth	$23,888
Transamerica Diversified Equity	73,049
Transamerica Growth Opportunities	70,327
Transamerica International Bond	4,147
Transamerica Multi-Managed Balanced	41,482
Transamerica Short-Term Bond	15,858
Transamerica Small/Mid Cap Value	34,566
Transamerica Tactical Income	44

The amounts which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

Fund	Foreign Source Income (000’s)	Foreign Taxes (000’s)
Transamerica Emerging Markets Equity	$1,416	$174
Transamerica International Equity	6,663	524

The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2012. Complete information will be computed and reported in conjunction with your 2012 Form 1099-DIV.

Transamerica Funds		Annual Report 2012

TRANSAMERICA FUNDS

SUPPLEMENTAL SHAREHOLDER INFORMATION (unaudited)

At a meeting held on August 2, 2012, the Board of Trustees of the funds approved certain initiatives that are intended to move the fund complex to a more modern and efficient operating platform. The Board authorized seeking shareholder approval for these measures where required. A proxy statement asking fund shareholders to elect Trustees, approve a new investment advisory agreement between Transamerica Asset Management, Inc. and their funds, and approve changes to their fund’s fundamental investment policies was mailed in September 2012. If shareholder approval is obtained, these initiatives are expected to be implemented during the fourth quarter of 2012 or the first quarter of 2013. Shareholders of certain funds have already approved these proposals.

Transamerica Funds		Annual Report 2012

TRANSAMERICA FUNDS

Management of the Funds

(unaudited)

Interested Board Member means a board member who may be deemed an “interested person” (as that term is defined in the 1940 Act) of the Trust because of his current or former service with TAM or an affiliate of TAM. Interested Board Members may also be referred to herein as “Interested Trustees.” Independent Board Member means a Board Member who is not an “interested person” (as defined under the 1940 Act) of the Trust and may also be referred to herein as an “Independent Trustee.”

The Board governs each fund and is responsible for protecting the interests of the shareholders. The Board Members are experienced executives who meet periodically throughout the year to oversee the business affairs of each fund and the operation of each fund by its officers. The Board also reviews the management of each fund’s assets by the investment adviser and its respective sub-adviser.

The Funds are among the funds advised and sponsored by TAM (collectively, “Transamerica Asset Management Group”). Transamerica Asset Management Group (“TAMG”) consists of Transamerica Funds, Transamerica Series Trust (“TST”), Transamerica Income Shares, Inc. (“TIS”), Transamerica Partners Funds Group (“TPFG”), Transamerica Partners Funds Group II (“TPFG II”), Transamerica Partners Portfolios (“TPP”) and Transamerica Asset Allocation Variable Funds (“TAAVF”) and consists of 161 funds as of the mailing of this annual report.

The mailing address of each Board Member is c/o Secretary, 570 Carillon Parkway, St. Petersburg, Florida 33716.

The Board Members, their year of birth, their positions with the Trust, and their principal occupations for the past five years (their titles may have varied during that period), the number of funds in TAMG the Board oversees, and other board memberships they hold are set forth in the table below.

Number of
		Term of		Funds in
		Office and		Complex	Other
	Position(s)	Length		Overseen	Directorships
Name and	Held with	of Time	Principal Occupation(s)	by Board	During the Past
Year of Birth	Trust	Served*	During Past Five Years	Member	Five Years
INTERESTED BOARD MEMBER

Thomas A. Swank (1960)	Board Member	Since 2012	President and Chief Executive Officer, Transamerica Individual Savings & Retirement (2010 – present);	101	N/A

President and Chief Executive Officer, Transamerica Capital Management (2009 – present);

Board Member (November 2012 – present), President and Chief Executive Officer, Transamerica Funds, TST, TIS, (May 2012 – present);

President and Chief Executive Officer, TPP, TPFG, TPFG II and TAAVF (May 2012 – present);

Director, Chairman of the Board, Chief Executive Officer and President, Transamerica Asset Management, Inc. (“TAM”) (May 2012 – present);

Director, Chairman of the Board, Chief Executive Officer and President, Transamerica Fund Services, Inc. (“TFS”) (May 2012 – present);

Transamerica Funds		Annual Report 2012

Number of
		Term of		Funds in
		Office and		Complex	Other
	Position(s)	Length		Overseen	Directorships
Name and	Held with	of Time	Principal Occupation(s)	by Board	During the Past
Year of Birth	Trust	Served*	During Past Five Years	Member	Five Years
INTERESTED BOARD MEMBER—continued

Thomas A. Swank (continued)			Director and Trust Officer, Massachusetts Fidelity Trust Company (May 2012 – present); Supervisory Board Member, AEGON Sony Life Insurance Co., LTD. (2011 – present);

Division President, Monumental Life Insurance Company (2011 – present) ;

Division President, Western Reserve Life Assurance Co. of Ohio (2011 – present);

Vice President, Money Services, Inc. (2011 – present);

Director, AEGON Financial Services Group, Inc. (2010 – present);

Director, AFSG Securities Corporation (2010 – present); Director and President, Transamerica Advisors Life Insurance Company (2010 – present);

Director, Chairman of the Board and President, Transamerica Advisors Life Insurance Company of New York (2010 – present);

Director and President, Transamerica Resources, Inc. (2010 – present);

Executive Vice President, Transamerica Life Insurance Company (2010 – present);

Executive Vice President, Transamerica Financial Life Insurance Company (2009 – present);

Director, Transamerica Capital, Inc. (2009 – present); and

President and Chief Operating Officer (2007 – 2009), Senior Vice President, Chief Marketing Officer (2006 – 2007), Senior Vice President, Chief Financial Officer (2003 – 2006), Senior Vice President, Chief Risk Officer (2000 – 2003), Senior Vice President, Chief Investment Officer (1997 – 2000) and High Yield Portfolio Manager (1992 – 1997), Security Benefit Corporation

Transamerica Funds		Annual Report 2012

Number of
		Term of		Funds in
		Office and		Complex	Other
	Position(s)	Length		Overseen	Directorships
Name and	Held with	of Time	Principal Occupation(s)	by Board	During the Past
Year of Birth	Trust	Served*	During Past Five Years	Member	Five Years
INTERESTED BOARD MEMBER—continued

Alan F. Warrick (1948)	Board Member	Since 2012	Board Member, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (January 2012 – present);	161	N/A

Consultant, AEGON USA (2010 – present);

Senior Advisor, Lovell Minnick Equity Partners (2010 – present);

Retired (2010 – present); and

Managing Director for Strategic Business Development, AEGON USA (1994 – 2010).
INDEPENDENT BOARD MEMBERS

Sandra N. Bane (1952)	Board Member	Since 2008	Retired (1999 – present);	161	Big 5 Sporting Goods (2002 –
			Board Member, Transamerica		present);
			Funds, TST, TIS, TPP, TPFG,		AGL Resources,
			TPFG II and TAAVF		Inc. (energy
			(2008 – present);		services holding
company) (2008
			Board Member, TII		– present)
(2003 – 2010); and

Partner, KPMG (1975 – 1999).

Leo J. Hill (1956)	Lead Independent Board Member	Since 2002	Principal, Advisor Network Solutions, LLC (business consulting) (2006 – present);	161	N/A

Board Member, TST
(2001 – present);

Board Member, Transamerica Funds and TIS (2002 – present);

Board Member, TPP, TPFG,
TPFG II and TAAVF
(2007 – present);

Board Member, TII
(2008 – 2010);

President, L. J. Hill & Company (a holding company for privately- held assets) (1999 – present);

Market President, Nations Bank of Sun Coast Florida (1998 – 1999);

Chairman, President and Chief Executive Officer, Barnett Banks of Treasure Coast Florida (1994 – 1998);

Transamerica Funds		Annual Report 2012

				Number of
		Term of		Funds in
		Office and		Complex	Other
	Position(s)	Length		Overseen	Directorships
Name and	Held with	of Time	Principal Occupation(s)	by Board	During the Past
Year of Birth	Trust	Served*	During Past Five Years	Member	Five Years
INDEPENDENT BOARD MEMBERS—continued

Leo J. Hill (continued)			Executive Vice President and Senior Credit Officer, Barnett Banks of Jacksonville, Florida (1991 – 1994); and

			Senior Vice President and Senior Loan Administration Officer, Wachovia Bank of Georgia (1976 – 1991).

David W. Jennings (1946)	Board Member	Since 2009	Board Member, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (2009 – present);	161	N/A

			Board Member, TII
			(2009 – 2010);

			Managing Director, Hilton
			Capital (2010 – present);

			Principal, Maxam Capital
			Management, LLC (2006 – 2008); and

			Principal, Cobble Creek Management LP (2004 – 2006).

Russell A. Kimball, Jr. (1944)	Board Member	1986 – 1990 and Since 2002	General Manager, Sheraton Sand Key Resort (1975 – present);	161	N/A

			Board Member, TST
			(1986 – present);

			Board Member, Transamerica
			Funds, (1986 – 1990),
			(2002 – present);

			Board Member, TIS
			(2002 – present);

			Board Member, TPP, TPFG,
			TPFG II and TAAVF
			(2007 – present); and

			Board Member, TII
			(2008 – 2010).

Eugene M. Mannella (1954)	Board Member	Since 2007	Chief Executive Officer, HedgeServ Corporation (hedge fund administration) (2008 – present);	161	N/A

			Self-employed consultant (2006 – present);

			Managing Member and Chief Compliance Officer, HedgeServ Investment Services, LLC (limited purpose broker-dealer) (2011 – present);

Transamerica Funds		Annual Report 2012

Number of
		Term of		Funds in
		Office and		Complex	Other
	Position(s)	Length		Overseen	Directorships
Name and	Held with	of Time	Principal Occupation(s)	by Board	During the Past
Year of Birth	Trust	Served*	During Past Five Years	Member	Five Years
INDEPENDENT BOARD MEMBERS—continued

Eugene M. Mannella (continued)			President, ARAPAHO Partners LLC (limited purpose broker- dealer) (1998 – 2008);

Board Member, TPP, TPFG, TPFG II and TAAVF (1993 – present);

Board Member, Transamerica Funds, TST and TIS (2007 – present);

Board Member, TII (2008 – 2010); and

President, International Fund Services (alternative asset administration) (1993 – 2005).

Norman R. Nielsen,	Board	Since 2006	Retired (2005 – present);	161	Buena Vista
Ph.D.	Member				University Board
(1939)			Board Member, Transamerica		of Trustees
			Funds, TST and TIS		(2004 – present)
(2006 – present);

Board Member, TPP, TPFG,
TPFG II and TAAVF
(2007 – present);

Board Member, TII
(2008 – 2010);

Director, Aspire Resources Inc.
(formerly, Iowa Student Loan
Service Corporation)
(2006 – present);

Director, League for Innovation in
the Community Colleges
(1985 – 2005);

Director, Iowa Health Systems
(1994 – 2003);

Director, U.S. Bank
(1985 –2006); and

President, Kirkwood Community
College (1985 –2005).

Joyce G. Norden	Board	Since 2007	Retired (2004 – present);	161	Board of
(1939)	Member				Governors,
			Board Member, TPFG, TPFG II		Reconstructionist
			and TAAVF (1993 –present);		Rabbinical
College
			Board Member, TPP		(2007 – present)
(2002 – present);

Board Member, Transamerica
Funds, TST and TIS
(2007 – present);

Transamerica Funds		Annual Report 2012

Number of
		Term of		Funds in
		Office and		Complex	Other
	Position(s)	Length		Overseen	Directorships
Name and	Held with	of Time	Principal Occupation(s)	by Board	During the Past
Year of Birth	Trust	Served*	During Past Five Years	Member	Five Years
INDEPENDENT BOARD MEMBERS—continued

Joyce G. Norden (continued)			Board Member, TII (2008 – 2010); and

Vice President, Institutional Advancement, Reconstructionist Rabbinical College (1996 – 2004).

Patricia L. Sawyer	Board	Since 2007	Retired (2007 – present);	161	Honorary
(1950)	Member				Trustee, Bryant
			President/Founder, Smith &		University (1996
			Sawyer LLC (management		– present)
consulting) (1989 – 2007);

Board Member, Transamerica
Funds, TST and TIS
(2007 – present);

Board Member, TII (2008 – 2010);

Board Member, TPP, TPFG,
TPFG II and TAAVF
(1993 – present);

Trustee, Chair of Finance
Committee and Chair of
Nominating Committee
(1987 – 1996), Bryant University;

Vice President, American Express
(1987 – 1989);

Vice President, The Equitable
(1986 – 1987); and

Strategy Consultant, Booz, Allen
& Hamilton (1982 –1986).

John W. Waechter	Board	Since 2005	Attorney, Englander and Fischer,
(1952)	Member		LLP (2008 – present);
Retired (2004 – 2008);

Board Member, TST and TIS
(2004 – present);

Board Member, Transamerica
Funds (2005 – present);

Board Member, TPP, TPFG,
TPFG II and TAAVF
(2007 – present);

Board Member, TII (2008 – 2010);

Employee, RBC Dain Rauscher
(securities dealer) (2004);

Transamerica Funds		Annual Report 2012

Number of
		Term of		Funds in
		Office and		Complex	Other
	Position(s)	Length		Overseen	Directorships
Name and	Held with	of Time	Principal Occupation(s)	by Board	During the Past
Year of Birth	Trust	Served*	During Past Five Years	Member	Five Years
INDEPENDENT BOARD MEMBERS—continued

John W. Waechter (continued)	Board Member	Since 2005	Executive Vice President, Chief Financial Officer and Chief Compliance Officer, William R. Hough & Co. (securities dealer) (1979 – 2004); and	161	Operation PAR, Inc. (2008 – present); West Central Florida Council – Boy Scouts of America (2008 – present)
Treasurer, The Hough Group of Funds (1993 – 2004).

*	Each Board Member shall hold office until: 1) his or her successor is elected and qualified or 2) he or she resigns, retires or his or her term as a Board Member is terminated in accordance with the Trust’s Declaration of Trust.

Transamerica Funds		Annual Report 2012

OFFICERS

The mailing address of each officer is c/o Secretary, 570 Carillon Parkway, St. Petersburg, Florida 33716. The following table shows information about the officers, including their year of birth, their positions held with the Trust and their principal occupations during the past five years (their titles may have varied during that period). Each officer will hold office until his or her successor has been duly elected or appointed or until his or her earlier death, resignation or removal.

Term of Office
Name and		and Length of	Principal Occupation(s) or Employment
Year of Birth	Position	Time Served*	During Past Five Years
Thomas A. Swank (1960)	Board Member, President and Chief Executive Officer	Since 2012	See table above.

Timothy S. Galbraith (1964)	Vice President and Chief Investment Officer, Alternative Investments	Since 2012	Vice President and Chief Investment Officer, Alternative Investments, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (April 2012 – present);

Senior Vice President and Chief Investment Officer, Alternative Investments (March 2012 – present), TAM;

Head of Alternative Investment Strategies, Morningstar Associates, LLC (2009 – March 2012); and

Managing Director, Bear Stearns Asset Management (2001 – 2009).

Dennis P. Gallagher (1970)	Vice President, General Counsel and Secretary	Since 2006	Vice President, General Counsel and Secretary, Transamerica Funds, TST and TIS (2006 – present);

Vice President, General Counsel and Secretary,
TPP, TPFG, TPFG II and TAAVF
(2007 – present);

Vice President, General Counsel and Secretary,
TII, (2006 – 2010);

Director, Senior Vice President, General
Counsel, Operations and Secretary, TAM
(2006 – present);

Director, Senior Vice President, General
Counsel, Chief Administrative Officer and
Secretary, TFS (2006 – present);

Assistant Vice President, TCI (2007 – present);

Director, Deutsche Asset Management
(1998 – 2006); and

Corporate Associate, Ropes & Gray LLP
(1995 – 1998).

Todd R. Porter (1961)	Vice President and Chief Investment Officer, Asset Allocation	Since 2012	Vice President and Chief Investment Officer, Asset Allocation, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (April 2012 – present); Senior Vice President and Chief Investment Officer, Asset Allocation (April 2012 – present), TAM;

Chief Investment Officer, Fund Architects, LLC
(2007 – 2012); and

Chief Investment Strategist, Morningstar
Associates, LLC (1999 – 2006).

Transamerica Funds		Annual Report 2012

Term of Office
Name and		and Length of	Principal Occupation(s) or Employment
Year of Birth	Position	Time Served*	During Past Five Years
Christopher A. Staples (1970)	Vice President and Chief Investment Officer, Advisory Services	Since 2005	Vice President and Chief Investment Officer, Advisory Services (2007 – present), Senior Vice President – Investment Management (2006 – 2007), Vice President – Investment Management (2005 – 2006), Transamerica Funds, TST and TIS;

Vice President and Chief Investment Officer, Advisory Services, TPP, TPFG, TPFG II and TAAVF (2007 – present);

Vice President and Chief Investment Officer (2007 – 2010); Vice President – Investment Administration (2005 – 2007), TII;

Director (2005 – present), Senior Vice President (2006 – present) and Chief Investment Officer, Advisory Services (2007 – present), TAM;

Director, TFS (2005 – present); and Assistant Vice President, Raymond James & Associates (1999 – 2004).

Elizabeth Strouse (1974)	Vice President, Treasurer and Principal Financial Officer	Since 2010	Vice President, Treasurer and Principal Financial Officer (2011 – present), Assistant Treasurer (2010 – 2011), Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF;

Vice President, TAM and TFS (2009 – present);

Director, Fund Administration, TIAA-CREF
(2007 – 2009); and

Manager (2006 – 2007) and Senior (2003 –
2006) Accounting and Assurance,
PricewaterhouseCoopers, LLC.

Robert S. Lamont, Jr. (1973)	Vice President, Chief Compliance Officer and Conflicts of Interest Officer	Since 2010	Vice President, Chief Compliance Officer and Conflicts of Interest Officer, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (2010 – present);

Vice President and Senior Counsel, TAM and
TFS (2007 – present);

Senior Counsel, United States Securities and
Exchange Commission (2004 – 2007); and

Associate, Dechert, LLP (1999 – 2004).

Bradley O. Ackerman (1966)	Deputy Chief Compliance Officer and Anti-Money Laundering Officer	Since 2007	Deputy Chief Compliance Officer, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (January 2012 – present);

Anti-Money Laundering Officer, TPP, TPFG, TPFG II and TAAVF (2009 – present);

Anti-Money Laundering Officer, Transamerica Funds, TST and TIS (2007 – present);

Senior Compliance Officer, TAM
(2007 – present); and

Director, Institutional Services, Rydex
Investments (2002 – 2007).

Transamerica Funds		Annual Report 2012

Term of Office
Name and		and Length of	Principal Occupation(s) or Employment
Year of Birth	Position	Time Served*	During Past Five Years
Sarah L. Bertrand (1967)	Assistant Secretary	Since 2009	Assistant Secretary, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (2009 – present);

Assistant Secretary, TII (2009 – 2010);

Assistant Vice President and Director, Legal
Administration, TAM and TFS (2007 – present);

Assistant Secretary and Chief Compliance
Officer, 40|86 Series Trust and 40|86 Strategic
Income Fund (2000 – 2007); and

Second Vice President and Assistant
Secretary, Legal and Compliance, 40|86
Capital Management, Inc. (1994 – 2007).

Timothy J. Bresnahan	Assistant Secretary	Since 2009	Assistant Secretary, Transamerica Funds, TST,
(1968)			TIS, TPP, TPFG, TPFG II and TAAVF
(2009 – present);

Assistant Secretary, TII (2009 – 2010);
Vice President and Senior Counsel, TAM
(2008 – present);

Counsel (contract), Massachusetts Financial
Services, Inc. (2007);

Assistant Counsel, BISYS Fund Services Ohio,
Inc. (2005 – 2007); and

Associate, Greenberg Traurig, P.A.
(2004 – 2005).

Margaret A. Cullem-Fiore	Assistant Secretary	Since 2010	Assistant Secretary, Transamerica Funds, TST,
(1957)			TIS, TPP, TPFG, TPFG II and TAAVF
(2010 – present);

Assistant Vice President, TCI (2009 – present);

Vice President and Assistant General Counsel,
TAM and TFS (2006 – present);

Vice President and Senior Counsel,
Transamerica Financial Advisors, Inc.
(2004 – 2007); and

Vice President and Senior Counsel, Western
Reserve Life Assurance Co. of Ohio (2006).

*	Elected and serves at the pleasure of the Board of the Trust.

If an officer has held offices for different funds for different periods of time, the earliest applicable date is shown. No officer of the Trust, except for the Chief Compliance Officer, receives any compensation from the Trust.

Additional information about the Funds’ Board Members can be found in the Statement of Additional Information, available, without charge, upon request, by calling toll free 1-800-233-4339 or on the Trust’s website at www.transamericainvestments.com.

Transamerica Funds		Annual Report 2012

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-888-233-4339; and (2) on the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q, which is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You may also visit the Trust’s website at www.transamericainvestments.com for this and other information about the Funds and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we send shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday–Friday. Your request will take effect within 30 days.

Transamerica Funds		Annual Report 2012

NOTICE OF PRIVACY POLICY

(unaudited)

Protecting your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Funds		Annual Report 2012

Customer Service 1-888-233-4339

P.O. Box 9012 • Clearwater, FL 33758-9012

Distributor: Transamerica Capital, Inc.

Class I2 Funds

Annual Report

October 31, 2012

www.transamericainvestments.com

Customer Service 1-888-233-4339

P.O. Box 9012 • Clearwater, FL 33758-9012

Distributor: Transamerica Capital, Inc.

Dear Fellow Shareholder,

On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial adviser in the future. We value the trust you have placed in us.

This annual report is provided to you with the intent of presenting a comprehensive review of the investments of each of your funds. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders, and we believe this report to be an important part of the investment process. In addition to providing a comprehensive review, this report also provides a discussion of accounting policies as well as matters presented to shareholders that may have required their vote.

We believe it is important to understand market conditions over the last year in order to provide a context for reading this report. One year ago, fears that a sovereign default or a large bank failure in Europe would precipitate a global crisis had driven U.S. and many international markets down. In late 2011, the European Central Bank responded by making unlimited loans available to European banks, which used this money to honor deposits and to purchase sovereign bonds. Market fears subsided and global economies improved modestly, helping markets to rally strongly throughout the first three months of 2012.

Then, in early spring, positive economic trends in both the United States and abroad faded, causing most equity markets to dip from their March 2012 highs. The onset of summer brought resurgence in both U.S. economics and markets and, at the same time, economic weakness in Europe and Asia moderated. These events, combined with additional easing by global central banks, helped to drive most international equities higher through the end of summer. In September, unlimited quantitative easing was announced by the Federal Reserve which pushed U.S. markets to their highs for the year. In October, disappointing corporate earnings caused U.S. markets to retreat modestly, leaving the Standard & Poor’s 500® Index up 15.21% for the year ended October 31, 2012. During this same period, the Morgan Stanley Capital International—Europe, Australasia, Far East Index (“MSCI-EAFE”), a measure of international stock returns, gained 5.15% and the Barclays U.S. Aggregate Bond Index gained 5.25%. Please keep in mind it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial adviser is a key resource to help you build a complete picture of your current and future financial needs. Financial advisers are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial adviser, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance.

Please contact your financial adviser if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Thomas A. Swank	Christopher A. Staples
President & Chief Executive Officer	Vice President & Chief Investment Officer
Transamerica Funds	Transamerica Funds

The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.

Transamerica Arbitrage Strategy

(formerly, Transamerica Water Island Arbitrage Strategy)

(unaudited)

MARKET ENVIRONMENT

For the prior twelve months, investors have oscillated between bullish and bearish sentiments while seeking clarity on unresolved questions—including problems in Europe, the underwhelming U.S. economic recovery, the looming fiscal cliff, and a slowing Chinese economy. Meanwhile, central banks across the globe have unanimously stepped into the political leadership voids with pro-growth monetary strategies: money-printing, pro-inflationary backstops meant to prop up insolvent or weak economic institutions. While we cannot predict the outcome of this dynamic, we do suspect these easy money policies are as likely to create unintended problems as they are intended solutions.

In contrast to the uncertain macroeconomic picture, corporate fundamentals appeared quite strong during the fiscal year. Cash flow remained high with margins at pre-crisis levels. Many industries materially reduced capacity and have stable, profitable business at current levels of activity. Balance sheets are stronger than in recent years, often significantly so, and supply chains are much leaner. As a reflection of the large amount of cash on corporate balance sheets, merger and acquisition transactions with a cash-only payment method accounted for the majority of global mergers and acquisitions volume.

PERFORMANCE

For the year ended October 31, 2012, Transamerica Arbitrage Strategy Class I2 returned (2.67)%. By comparison, its benchmark, the Bank of America Merrill Lynch US Dollar LIBOR 3-Month Constant Maturity Index, returned 0.48%.

STRATEGY REVIEW

Merger arbitrage seeks to profit from investing in securities that are involved in mergers and acquisitions. Typically a low volatility strategy pursued by absolute-return-minded investors, our goal is to capture a return stream with low correlation to the overall markets.

Within the market environment described above, our discipline continues to focus on building a diversified global fund of deals—each having a sound strategic rationale—across all sectors, market capitalizations, and jurisdictions. For the period from November 1, 2011 through October 31, 2012, Transamerica Arbitrage Strategy underperformed its benchmark. The main source of this underperformance stems from an unusually high number of transactions within our fund that encountered terminations or delays. Additionally, many of our holdings have recently sold off in an increasingly fearful marketplace showcasing investors raising cash in their portfolios and exiting many of our high conviction holdings. Where possible, we have been adding to these positions on weakness.

While fairly widespread, we have seen this selling emphasized around deals subject to regulatory scrutiny or other uncertainties related to timing. Industrial, consumer discretionary, and energy sectors have had the greatest and most recent negative impacts on performance, with the majority of the underperformance occurring in the last two months of the fiscal year. This volatility in arbitrage situations has been widespread and the selling pressures have not been limited to any particular region, although they recently coalesced in Europe and North America. In recent months, these sectors and geographic locations impacted our fund negatively due to deal delays brought on by politics and nationalistic attitudes. These deal delays triggered forced or panicked selling by some market participants, but we believe patience will be rewarded, and we have been adding opportunistically to our high conviction positions in this environment.

Examples of transactions that have thus negatively impacted our fund to date include United Parcel Service Inc.’s purchase of Netherlands-based TNT Express NV, which has been hampered by regulatory delays, and Hertz Global Holdings Inc.’s purchase of Dollar Thrifty Automotive Group, Inc.

Performance contributors during the period included El Paso Corporation’s purchase by Kinder Morgan Inc., United Technologies Corporations ongoing acquisition of Goodrich Corporation, and the completed takeover of Progress Energy Inc. by Duke Energy. The information technology, utilities, financials, healthcare, and consumer staples sectors also contributed to returns.

While this was a challenging year, it is not unlike other periods of time we have encountered in the past twelve years. In retrospect, it is evident these are the years which have been the most formative for our team and its culture as we continually refine our investment process. Today, regarding our highest conviction ideas, we have performed meticulous fundamental analysis on specific deal valuations, we have assessed the backdrop of deal rationales and potential obstacles, and we are positioned to be opportunistic. While it is impossible to predict when this current phase of uncertainty will end, we are working to position ourselves properly and navigate through this volatile but opportunistic episode.

Transamerica Funds		Annual Report 2012

Transamerica Arbitrage Strategy

(formerly, Transamerica Water Island Arbitrage Strategy)

(unaudited)

STRATEGY REVIEW (continued)

Within this context, Water Island Capital, LLC has continued to upgrade its infrastructure in order to take advantage of the many consolidation opportunities witnessed across the globe. Elevated deal flow in the Asia-Pacific region has led to the addition of investment professionals who are dedicated to the area. We’ve also added professionals to our London based team focused on investments in the Europe, the Middle East and Africa region.

In many, but not all, situations, we utilize derivatives such as options to hedge both deal-specific and market risks. Short selling is also employed to hedge “stock for stock” merger transactions. When investing overseas we often invest in swaps, but we hedge currency risks at all times with currency forwards to achieve a dollar-neutral portfolio. As a whole, these hedging strategies serve an important role in providing long-term downside protection, but these hedges typically are modest detractors from our performance. During the fiscal year, this category as a whole modestly detracted from returns with foreign currency hedges being the largest detractor.

John S. Orrico, CFA

Todd W. Munn

Roger P. Foltynowicz

Co-Portfolio Managers

Water Island Capital, LLC

Transamerica Funds		Annual Report 2012

Transamerica Arbitrage Strategy

(formerly, Transamerica Water Island Arbitrage Strategy)

(unaudited)

Average Annual Total Return for Periods Ended 10/31/2012

	1 Year	10 Years or Life of Fund	Inception Date
Class I2 (NAV)	(2.67)%	(0.16)%	05/01/2011
BofAML US Dollar Libor 3-Month Constant Maturity *	0.48%	0.42%

NOTES

*	Bank of America Merrill Lynch US Dollar LIBOR 3-Month Constant Maturity Index (“BofAML US Dollar Libor 3-Month Constant Maturity”) is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The 10 Years or Life of Fund calculation is based on the inception date of the class. You cannot invest directly in an index.

The performance data presented represents past performance; future results may vary. Performance data does not reflect the deduction of taxes that would be paid on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Please see www.transamericainvestments.com for performance data current to the most recent month-end. Net Asset Value (“NAV”) returns include the reinvestment of dividends and capital gains. Fund shares are sold without a sales load.

Performance figures reflect any fee waivers and/or expense reimbursements by the Investment Adviser. Without such waivers and/or reimbursements, the performance would be lower. Future waivers and/or reimbursements are at the discretion of the Investment Adviser.

Securities purchased for an arbitrage strategy are intended to take advantage of a perceived relationship between the value of two securities and may not perform as expected. This material must be preceded or accompanied by a current prospectus, which includes specific contents regarding the investment objectives and policies of this fund. This fund is only available in Class I2 shares, which are not available for direct investment by the public.

Transamerica Funds		Annual Report 2012

Transamerica Bond

(formerly, Transamerica Loomis Sayles Bond)

(unaudited)

MARKET ENVIRONMENT

Over the past year, markets have experienced on and off bouts of volatility, primarily driven by global macroeconomic events. Despite the presence of volatility during the year, fixed income markets generally rallied across most asset classes. Risk assets have been supported by central bank interventions around the world, most notable include actions taken by the U.S. Federal Reserve Board (“Fed”) to extend its “Operation Twist” program and the announcement of “QE3”, while the European Central Bank (“ECB”) took an affirmative stand to save the Euro at all costs by implementing a bond-buying program of its own. These expansionary policies have buoyed the prices of many risk assets including corporate bonds, securitized assets, and equities.

PERFORMANCE

For the year ended October 31, 2012, Transamerica Bond Class I2 returned 14.24%. By comparison, its benchmark, the Barclays U.S. Government/Credit Bond Index, returned 5.90%.

STRATEGY REVIEW

This strategy utilizes a multi-sector approach, which opportunistically uses various sectors within the fixed income market depending upon valuations. The fund has been kept well diversified and security selection has continued to be a key focus of the full discretion team.

During the 1-year period, Transamerica Bond outperformed the Barclays U.S. Government/Credit Bond Index. The fund was able to achieve significant alpha during the period, attributable to its multi-sector approach which can strategically utilize a number of out-of-benchmark sectors. High yield corporate, which represented over 20% of the fund on average, had the greatest impact on relative performance, contributing strongly to excess return. Strong security selection within the investment grade corporate space also provided a significant contribution to excess return. The fund maintained a significant underweight to U.S. Treasuries, which proved beneficial as the high quality asset class lagged higher beta assets given the rally in risk assets. Other positions including securitized assets, international positions, and equity and convertible holdings all aided relative performance during the year.

The strategy is positioned for slow but positive domestic growth and ongoing instability stemming from global macroeconomic factors. Corporate balance sheets remain sanguine and corresponding fundamentals are extremely strong. The full discretion team feels we are well-positioned longer term using our fundamental bottom-up approach. We do not view the short term volatility as exit points. Instead, we consider these opportunities to buy where we see value. We expect elevated levels of volatility to continue due to the current level of geopolitical risk, uncertainty surrounding the upcoming U.S. presidential election and domestic fiscal reform, and the continued potential for a ‘hard landing’ in China.

Matthew J. Eagan, CFA

Daniel J. Fuss, CFA

Elaine M. Stokes

Co-Portfolio Managers

Loomis, Sayles & Company, L.P.

Transamerica Funds		Annual Report 2012

Transamerica Bond

(formerly, Transamerica Loomis Sayles Bond)

(unaudited)

Average Annual Total Return for Periods Ended 10/31/2012

	1 Year	5 Years	10 Years or Life of Fund	Inception Date
Class I2 (NAV)	14.24%	9.41%	8.84%	01/03/2007
Barclays U.S. Government/Credit Bond *	5.90%	6.52%	6.40%

NOTES

*	The Barclays U.S. Government/Credit Bond Index (“Barclays U.S. Government/Credit Bond”) is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The 10 Years or Life of Fund calculation is based on the inception date of the class. You cannot invest directly in an index.

The performance data presented represents past performance; future results may vary. Performance data does not reflect the deduction of taxes that would be paid on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Please see www.transamericainvestments.com for performance data current to the most recent month-end. Net Asset Value (“NAV”) returns include the reinvestment of dividends and capital gains. Fund shares are sold without a sales load.

Performance figures reflect any fee waivers and/or expense reimbursements by the Investment Adviser. Without such waivers and/or reimbursements, the performance would be lower. Future waivers and/or reimbursements are at the discretion of the Investment Adviser.

Fixed income investing is subject to credit risk, inflation risk, and interest rate risk. Credit risk is the risk that the issuer of a bond won’t meet their payments. Inflation risk is the risk that inflation could outpace a bond’s interest income. Interest rate risk is the risk that fluctuations in interest rates will affect the price of a bond. This material must be preceded or accompanied by a current prospectus, which includes specific contents regarding the investment objectives and policies of this fund. This fund is only available in Class I2 shares, which are not available for direct investment by the public.

Transamerica Funds		Annual Report 2012

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

(unaudited)

MARKET ENVIRONMENT

The year began and ended with central bank relief as the global economy faced growing debt concerns, lower growth prospects and higher unemployment. The year started with European Union policymakers announcing an increase to the European Financial Stability Fund (“EFSF”) capacity to €1 trillion, and a verdict on Greek bonds, which included a 50% loss, or “haircut,” for private bondholders in converting their existing bonds into new loans. Risk assets then rallied towards the end of the fiscal year as global central banks (the European Central Bank, Federal Reserve and Bank of Japan) showed their commitment to remain accommodative by announcing additional quantitative easing programs.

The U.S. Congressional ‘super-committee’ on deficit reduction was tasked in 2011 to arrive at an agreement prior to its November 23rd deadline, but was unsuccessful. As a result, $1.2 trillion in automatic spending cuts for defense and entitlement programs were scheduled to take place beginning in 2013. This, along with expiring tax breaks, was dubbed the “fiscal cliff” and there are now talks to extend portions of this legislation.

The U.S. unemployment rate continued to be above the Federal Reserve (“Fed”) comfort zone during the year; however, it has slowly declined. Lowering unemployment was major focus for the Fed and a key reason for announcing the third round of quantitative easing (“QE3”). The unemployment rate stood at 7.9% at the end of October 2012, down from 8.9% in October 2011; however, the labor force participation rate continued to fall, according to the U.S. Bureau of Labor Statistics, resulting in a rosier unemployment picture than reality.

Data through August 2012 showed that the U.S. housing market improved in most areas over the twelve months, based on Case-Shiller index data. As housing market data continues to funnel in, some believe that the market has stabilized and is now entering a recovery. We remain cautious; however, this positive sentiment, in addition to a vibrant renters’ market, has helped stabilize the mortgage market for now.

In Europe, austerity measures took a bite out of growth, pushing the peripherals into a recession and threatening to do the same to the core. Growth in Asia, and China in particular, has been below expectations, and the Bank of China has not been as aggressive in stimulating the economy as investors had hoped.

While the downside risks have been mitigated, the upside to the economy has not materially improved. The amount of deleveraging yet to occur could inhibit growth going forward. Although major central banks have provided a liquidity backdrop to stabilize the economy, there is still work to be done. In Europe, sovereign funding and the German constitutional court have given the green light for the European Stability Mechanism (ESM); however, agreements on integration and reform have yet to be reached.

PERFORMANCE

For the year ended October 31, 2012, Transamerica Core Bond Class I2 returned 6.12%. By comparison, its benchmark, the Barclays U.S. Aggregate Bond Index (“Barclays U.S. Aggregate Bond”), returned 5.25%.

STRATEGY REVIEW

The fund remained overweight in seasoned AAA-rated mortgage-backed securities (MBS), with most of its exposure in seasoned collateralized mortgage obligations (“CMOs”). We continued to favor seasoned agency CMOs, along with select high-quality non-agency structures.

U.S. Treasury yields were mixed during the fiscal year, with the curve between two- and 10-year maturities flattening 46 basis points (bps), as the spread fell from 187 bps to 141 bps. Specifically, the yield of the two-year note rose 4 bps, ending at 0.28%, while the yield of the 10-year bond fell 42 bps to 1.69%, according to Bloomberg. During this time, our underweight in Treasury debt was a positive as Treasuries were the worst-performing sector in the index in the Barclays U.S. Aggregate Bond.

Corporate earnings have remained strong but have appeared to have leveled off, as the business efficiencies produced over the last few years seem to be maximized. Balance sheets remain strong and corporations continue to hold record amounts of cash and cash equivalents on balance sheet in preparation for the unknown. Despite the economic and political uncertainty, 2012 stands to be one of the busiest years in recent history for new corporate issuance, with companies looking to capitalize on historically cheap rates. As such, the credit sector outperformed comparable-duration Treasuries by 525 bps, with financial names being among the best performers in the index.

The fund’s sector allocations did not change dramatically throughout the year. We remained overweight in mortgage securities, slightly overweight in agency debentures and modestly underweight in corporate bonds.

Transamerica Funds		Annual Report 2012

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

(unaudited)

STRATEGY REVIEW (continued)

From a ratings perspective, lower credit-quality issues outperformed AAA issues, as investors looked to add incremental risk and yield to their portfolios. Government policies, such as QE3 and Operation Twist, were also effective tools to push investors down the quality spectrum. Specifically, A and BBB securities produced 525 and 634 bps of excess returns versus duration-neutral AAA issues. The fund’s underweight in the BBB segment of the market was a slight detractor from performance for the period; however, the below-investment-grade issues held benefited results.

Douglas S. Swanson

Portfolio Manager

J.P. Morgan Investment Management, Inc.

Transamerica Funds		Annual Report 2012

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

(unaudited)

Average Annual Total Return for Periods Ended 10/31/2012

	1 Year	10 Years or Life of Fund	Inception Date
Class I2 (NAV)	6.12%	6.07%	07/01/2009
Barclays U.S. Aggregate Bond *	5.25%	6.77%

NOTES

*	The Barclays U.S. Aggregate Bond Index (“Barclays U.S. Aggregate Bond”) is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The 10 Years or Life of Fund calculation is based on the inception date of the class. You cannot invest directly in an index.

The performance data presented represents past performance; future results may vary. Performance data does not reflect the deduction of taxes that would be paid on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Please see www.transamericainvestments.com for performance data current to the most recent month-end. Net Asset Value (“NAV”) returns include the reinvestment of dividends and capital gains. Fund shares are sold without a sales load.

Performance figures reflect any fee waivers and/or expense reimbursements by the Investment Adviser. Without such waivers and/or reimbursements, the performance would be lower. Future waivers and/or reimbursements are at the discretion of the Investment Adviser.

Investing in bond funds entails interest rate and credit risk as well as additional risks in that the fund may invest in high-yield/high-risk bonds and is subject to greater levels of liquidity risk, which are described in more detail in the prospectus. This material must be preceded or accompanied by a current prospectus, which includes specific contents regarding the investment objectives and policies of this fund. This fund is only available in Class I2 shares, which are not available for direct investment by the public.

Transamerica Funds		Annual Report 2012

Transamerica Developing Markets Equity

(formerly, Transamerica Oppenheimer Developing Markets)

(unaudited)

MARKET ENVIRONMENT

In the emerging markets, potentially slowing growth in China and efforts to stall rising inflation were of concern to global markets, as China has been the major engine of worldwide growth. Countries such as India, Brazil and Australia struggled with how to tackle sovereign debt and weak economic growth. Adding to market volatility were swings in the currency markets, which significantly strengthened the U.S. dollar and weakened other currencies. Growing tensions in the Middle East resulted in volatility in oil prices and added geopolitical uncertainty.

The overhang of the sovereign debt crisis in Europe continued to produce market jitters. Persistent high unemployment and unwieldy sovereign debt in countries such as Spain, Greece and Italy led risk markets lower as did worries about the future of the eurozone and the Euro. However, the period closed on a positive note for the risk markets. The results of elections in Greece and continued efforts by European policymakers to stabilize the situation in the region appeared to help calm market fears.

PERFORMANCE

For the year ended October 31, 2012, Transamerica Developing Markets Equity Class I2 returned 8.07%. By comparison, its benchmark the Morgan Stanley Capital International Emerging Markets Index (“MSCI-EMI”), returned 2.98%.

STRATEGY REVIEW

In the midst of a tumultuous environment for developing market equities, Transamerica Developing Markets Equity outperformed the MSCI-EMI (the “Index”). The fund outperformed the Index primarily in Consumer Discretionary and Financials as a result of better relative stock selection. Conversely, the fund underperformed in Information Technology as a result of a few weaker performing securities. The fund outperformed the Index in several regions, including Latin America (in particular securities domiciled in Brazil), as well as better relative stock selection in Emerging Europe, mainly due to successes in Turkey and Russia. The fund underperformed the Index in Asia with underperformance concentrated in China where a few laggards hurt performance. South Africa also hurt performance.

The strongest performing stocks for the fund this period were SM Prime Holdings, Inc., Fomento Economico Mexicano SAB de CV (“FEMSA”), and Magnit. SM Prime Holdings continued to expand by opening new malls throughout Asia and increasing sales in existing stores on robust consumer spending and strong economic fundamentals. FEMSA owns and operates OXXO, the largest convenience store chain in Latin America and continued to perform well as sales increased across its businesses, and demand grew for FEMSA’s line of soft drink products throughout Latin America, the United States and Mexico. Magnit is one of Russian’s largest food retailers, with nearly 5,000 retail outlets. During the period, the company experienced increased sales and its stock price exceeded its peak level from early 2011.

The fund’s top performance detractors included HTC Corp., Infosys, Ltd., and Ctrip.com International, Ltd. HTC is a Taiwan-based designer and manufacturer of Android phones. Shares suffered during the period as HTC experienced declines amid fiercer competition from Apple and Samsung. A weak economy in India and ongoing problems around the need for economic and political reform pushed many Indian securities lower, including Infosys. Ctrip is a dominant travel aggregator in China, participating in a highly fragmented travel and hotel property market but its margins were lower as a result of aggressive investment in sales, marketing and research and development.

At period end, the fund was primarily overweight Consumer Staples, as well as Consumer Discretionary and Information Technology and underweight the other sectors. We remain optimistic regarding the emerging markets and the fund despite short-term volatility. It is our opinion that the emerging markets will remain the engines of global growth, with the sizable majority of global growth coming out of them. Growth deceleration and the sharp retreat in risk-taking behavior as a result of investor trepidation signals to us valuations almost across the board in the emerging markets are not just fair, in our opinion, but attractive for our long-term investment horizon.

Justin Leverenz, CFA

Portfolio Manager

OppenheimerFunds, Inc.

Transamerica Funds		Annual Report 2012

Transamerica Developing Markets Equity

(formerly, Transamerica Oppenheimer Developing Markets)

(unaudited)

Average Annual Total Return for Periods Ended 10/31/2012

	1 Year	5 Years	10 Years or Life of Fund	Inception Date
Class I2 (NAV)	8.07%	1.58%	9.96%	12/06/2005
MSCI-EMI *	2.98%	(3.17)%	8.36%

NOTES

*	The Morgan Stanley Capital International Emerging Markets Index (“MSCI-EMI”) is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The 10 Years or Life of Fund calculation is based on the inception date of the class. You cannot invest directly in an index.

The performance data presented represents past performance; future results may vary. Performance data does not reflect the deduction of taxes that would be paid on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Please see www.transamericainvestments.com for performance data current to the most recent month-end. Net Asset Value (“NAV”) returns include the reinvestment of dividends and capital gains. Fund shares are sold without a sales load.

Performance figures reflect any fee waivers and/or expense reimbursements by the Investment Adviser. Without such waivers and/or reimbursements, the performance would be lower. Future waivers and/or reimbursements are at the discretion of the Investment Adviser.

Investing in emerging and developing markets involves special considerations. These may include risks related to market and currency volatility, adverse social and political developments, and the relatively small size and lesser liquidity of these markets. This material must be preceded or accompanied by a current prospectus, which includes specific contents regarding the investment objectives and policies of this fund. This fund is only available in Class I2 shares, which are not available for direct investment by the public.

Transamerica Funds		Annual Report 2012

Transamerica Global Macro

(formerly, Transamerica First Quadrant Global Macro)

(unaudited)

MARKET ENVIRONMENT

Throughout the fiscal year, markets were dominated by political and macro-economic news. As investors had less faith in long-term fundamentals, such as valuations, they tried instead to project broad political and economic outcomes on all securities.

The fiscal year began with an increase in risk sentiment as signs of a global economic recovery emerged and European leaders fueled optimism that the debt crisis could be resolved. Volatility fell and risky markets rose. As the year progressed, global economies began to show evidence of a “soft patch”, Europe was in outright recession, and the eurozone debt crisis worsened. Despite an overwhelming abundance of poor economic news, investors reacted positively to any modest drop in uncertainty and risky assets outperformed mid-year as most global central banks embarked on another monetary easing journey to revive their economies.

The gap between the glum state of the global economy and the buoyant mood of the markets prevailed in the latter part of the year as risk sentiment trended higher on expectations that disappointing economic data would warrant continued easing. These expectations were indeed realized as several central banks delivered another round of liquidity injections in September. The optimism was broadly manifested across market segments as positive returns accrued for most asset classes.

The last month the fiscal year was more subdued in terms of large macro policy shifts. However, there was a large amount of data that pointed to a deteriorating political and economic climate in Europe, a mild pick up in economic activity in the U.S. and China, and a divergent consumer versus business outlook in the U.S. In light of the lack of major policy announcements, investor optimism dimmed and markets became driven more by the fundamentals and less by expectations of a “next” announcement.

PERFORMANCE

For the year ended October 31, 2012, Transamerica Global Macro Class I2 returned (0.86)%. By comparison, its benchmark, the Citigroup 1-Month Treasury Bill Index, returned 0.04%.

STRATEGY REVIEW

The strategy seeks consistent returns by combining multiple uncorrelated strategies. With an appreciation of the cyclical nature of risk, the strategy increases risk where opportunities for profit are greater while reallocating risk away from markets where gains have been realized and future gains are less likely.

The currency selection strategy was the largest contributor for the period, primarily driven by the Japanese yen short, British pound long, and Swiss franc short. The persistent Australian dollar short dampened the overall positive results as investors seemed to favor this higher yielding currency.

The stock country selection ended the year on a strong note, finishing the last two-thirds of the year with good results. During the third quarter, when a majority of the returns were realized, most positions added value with the only exceptions being long positions in Canada and the UK. The short position to Japan delivered the strongest performance.

The volatility management sleeve delivered positive results for the year as a mild downdraft during the first half of the year was more than recovered in the latter half.

The global asset class selection strategy was unprofitable over the period as a long position in stocks hurt the fund during the mid-summer dip in the equity markets.

The bond country selection strategy struggled over the period as both the German Euro Bund long and Australian bond short positions dominated the strategy’s overall results. Japanese bonds helped dampen the loss as the short position in the latter half of the year added value.

Derivatives are an essential and integral part of the fund management processes and consists primarily of exchange traded futures and options contracts, synthetic bond futures, and over-the-counter currency forwards.

Derivatives are used to achieve the following primary objectives: achieve transactional efficiency and desired exposure while minimizing transaction costs.

Kenneth J. Ferguson

Dori Levanoni

Edgar E. Peters

Co-Portfolio Managers

First Quadrant, L.P.

Transamerica Funds		Annual Report 2012

Transamerica Global Macro

(formerly, Transamerica First Quadrant Global Macro)

(unaudited)

Average Annual Total Return for Periods Ended 10/31/2012

	1 Year	5 Years	10 Years or Life of Fund	Inception Date
Class I2 (NAV)	(0.86)%	(2.43)%	(2.38)%	01/03/2007
Citigroup 1-Month Treasury Bill *	0.04%	0.46%	1.05%

NOTES

*	The Citigroup 1-Month Treasury Bill Index (“Citigroup 1-Month Treasury Bill”) is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The 10 Years or Life of Fund calculation is based on inception date of the class. You cannot invest directly in an index.

The performance data presented represents past performance; future results may vary. Performance data does not reflect the deduction of taxes that would be paid on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Please see www.transamericainvestments.com for performance data current to the most recent month-end. Net Asset Value (“NAV”) returns include the reinvestment of dividends and capital gains. Fund shares are sold without a sales load.

Performance figures reflect any fee waivers and/or expense reimbursements by the Investment Adviser. Without such waivers and/or reimbursements, the performance would be lower. Future waivers and/or reimbursements are at the discretion of the Investment Adviser.

Global, foreign, and emerging market investing involves special considerations, including risks related to market and currency volatility, adverse social and political developments, and the relatively small size and lesser liquidity of these markets. This material must be preceded or accompanied by a current prospectus, which includes specific contents regarding the investment objectives and policies of this fund. This fund is only available in Class I2 shares, which are not available for direct investment by the public.

Transamerica Funds		Annual Report 2012

Transamerica Global Real Estate Securities

(formerly, Transamerica Clarion Global Real Estate Securities)

(unaudited)

MARKET ENVIRONMENT

Global real estate stocks have generated a positive total return over the past twelve months as property fundamentals have gradually improved. Property companies have benefited from stability in the equity markets, a sense of diminished “tail risk” in global macroeconomic conditions and accommodative capital markets. This led to an increasingly active transactions market for property companies fueled by access to attractively priced equity and debt capital.

PERFORMANCE

For the year ended October 31, 2012, Transamerica Global Real Estate Securities Class I2 returned 14.57%. By comparison, its benchmark, the S&P Developed Property Index (“S&P Developed Property”), returned 17.39%.

STRATEGY REVIEW

Transamerica Global Real Estate Securities offers a global strategy for real estate securities investors in the U.S. The fund generally owns between 80-110 real estate stocks with the goal of outperforming the S&P Developed Property. The fund seeks to invest in attractively priced stocks that own property in markets with favorable underlying real estate fundamentals. The global universe of public real estate companies is approximately three times the size of the U.S. public company universe, which offers additional choices and diversification opportunities to the manager.

During the period, the fund trailed its benchmark primarily due to sub-par stock selection. While stock selection added value in Europe, the benefit was more than offset by the relative underperformance of holdings in the U.S., Japan and Hong Kong. In the U.S., stock selection in the hotel and apartment sector accounted for a majority of the relative shortfall during the period, overshadowing the value added by favorable stock selection in the mall sector. In Japan, the relative fund positioning in Tokyo office companies was the primary source of underperformance during the period. In Hong Kong, an underweight exposure to the outperforming residential developers hurt relative performance. Asset allocation decisions were essentially flat during the period as the benefit of an underweight to the underperforming European region was offset by allocation decisions in Singapore and Hong Kong.

We continue to be overweight property companies and geographies that provide a combination of yield and growth at reasonable valuations. In the U.S., we remain positive on the retail mall and apartment sectors and remain cautious on suburban office, health care and net lease sectors. In Europe, we remain underweight with a few exceptions where we have identified opportunity. We favor office companies that focus on London’s West End submarket, and prefer dominant retail mall companies with exposure to western and northern Europe. In the Asia-Pacific region, we remain overweight the Australian Real Estate Investment Trusts (“REITs”) and companies with significant exposure to Tokyo offices, where occupancies are improving. We continue to focus on companies that are attractively valued with investment characteristics that include high quality management, strong and flexible balance sheets, well-positioned properties and focused business plans.

The rationale for a global listed property strategy remains very much intact including diversification via low long-term correlation to broad equities and bonds, attractive current yield, reasonable valuations and the continued, gradual spread of the REIT structure globally. Real estate fundamentals will, as always, reflect improving economic conditions on a lagged basis as a result of the underlying lease structures.

We appreciate your continued faith and confidence in our portfolio management team.

T. Ritson Ferguson, CFA

Steven D. Burton, CFA

Joseph P. Smith, CFA

Co-Portfolio Managers

CBRE Clarion Securities LLC

Transamerica Funds		Annual Report 2012

Transamerica Global Real Estate Securities

(formerly, Transamerica Clarion Global Real Estate Securities)

(unaudited)

Average Annual Total Return for Periods Ended 10/31/2012

	1 Year	5 Years	10 Years or Life of Fund	Inception Date
Class I2 (NAV)	14.57%	(2.20)%	5.56%	11/15/2005
S&P Developed Property *	17.39%	(2.23)%	5.08%

NOTES

*	The S&P Developed Property Index (“S&P Developed Property”) is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The 10 Years or Life of Fund calculation is based on the inception date of the class. You cannot invest directly in an index.

The performance data presented represents past performance; future results may vary. Performance data does not reflect the deduction of taxes that would be paid on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Please see www.transamericainvestments.com for performance data current to the most recent month-end. Net Asset Value (“NAV”) returns include the reinvestment of dividends and capital gains. Fund shares are sold without a sales load.

Performance figures reflect any fee waivers and/or expense reimbursements by the Investment Adviser. Without such waivers and/or reimbursements, the performance would be lower. Future waivers and/or reimbursements are at the discretion of the Investment Adviser.

Investments in real estate securities and real estate investment trusts (“REITs”) involve special risks, such as the possible decline in value of real estate, extended vacancies, and uninsured damages from natural disasters. This material must be preceded or accompanied by a current prospectus, which includes specific contents regarding the investment objectives and policies of this fund. This fund is only available in Class I2 shares, which are not available for direct investment by the public.

Transamerica Funds		Annual Report 2012

Transamerica Growth

(formerly, Transamerica Jennison Growth)

(unaudited)

MARKET ENVIRONMENT

Equity markets were highly volatile in the 12 months ended October 31, 2012, up strongly in the first five months, down sharply in May, then back on an upward trajectory beginning in June. The gyrations reflected swings in sentiment around European sovereign debt issues and uncertainty about global growth. Stock prices rose and fell as sentiment veered between optimism and pessimism, often based on short-term data. U.S. economic growth proceeded at a subpar pace, and unemployment remained high as the job market expanded at a meager pace. Personal income and spending increased at generally lackluster rates, and business and housing indicators were inconsistent. With the implementation of austerity measures, many European economies contracted. Growth in China, a key engine of global economic expansion, slowed. Volatile raw materials, commodities, food, and energy prices reflected shifts in economic expectations.

PERFORMANCE

For the year ended October 31, 2012, Transamerica Growth Class I2 returned 8.19%. By comparison, its benchmark, the Russell 1000® Growth Index, returned 13.02%.

STRATEGY REVIEW

The fund is built from the bottom up, based on the fundamentals of individual companies. Stocks held in consumer discretionary and health care lagged market returns in these sectors. Consumer holdings Amazon.com, Ralph Lauren, and Coach, which coming into the period had performed solidly on strong company-specific fundamentals, failed to keep pace with the meaningful rebound in economically sensitive specialty retail and media stocks. Amazon’s accelerated business investment is positioning the company, we believe, for robust longer-term growth not only in the core retail business but through the proliferation of digital commerce via the mobile market. Our long-term growth assumptions for Ralph Lauren are predicated on opportunities in Europe and Asia, in categories such as accessories and shoes, and in the online channel. We believe that Coach’s handbag and accessory markets continue to grow at a solid pace.

In health care, when investor risk appetite revived, biotechnology stocks, including holding Alexion Pharmaceuticals, benefited more than other subsectors. Alexion reported strong sales of its key product, Soliris, which treats rare, genetic, and potentially life-threatening blood disorders. The company is pursuing opportunities in other autoimmune and inflammatory disease settings with high unmet medical needs. Bristol-Myers Squibb and Shire, which earlier had been rewarded for attractive business opportunities, lagged the biotech surge. We expect Shire’s strong product pipeline to continue to generate strong revenue growth. We believe Bristol-Myers will benefit from product momentum, new product launches, pipeline data, and strong business development deals.

Consumer staples stocks, especially Whole Foods Market and Estée Lauder Cos., Inc.—Class A (“Estée Lauder”), contributed significantly to fund performance. Whole Foods reported strong sales and earnings, with solid operating margins and continued capital discipline. Estée Lauder’s revenue and earnings were fueled by successful product launches and increased market penetration, particularly in emerging markets.

Information technology holdings, including Apple, Google, and LinkedIn Corp., also contributed meaningfully to return. Apple reported continued impressive sales of iPhones, iPads, and Mac personal computers. We believe Apple’s creativity and innovation in product development, design, and marketing will continue to drive share gains. We consider Google’s technological lead and dominant position in Internet search a unique strength that has enabled the company to monetize search traffic at a meaningfully higher rate than its competitors. LinkedIn’s global online professional network has altered the talent-recruiting market and provides what we consider unique access to a scale database of active and passive job candidates.

The fund continues to hold stocks of companies believed to have above-average growth prospects at reasonable valuations.

Michael A. Del Balso

Blair A. Boyer

Spiro “Sig” Segalas

Portfolio Managers

Jennison Associates LLC

Transamerica Funds		Annual Report 2012

Transamerica Growth

(formerly, Transamerica Jennison Growth)

(unaudited)

Average Annual Total Return for Periods Ended 10/31/2012

	1 Year	5 Years	10 Years or Life of Fund	Inception Date
Class I2 (NAV)	8.19%	1.54%	3.90%	11/15/2005
Russell 1000® Growth *	13.02%	1.95%	5.17%

NOTES

*

The Russell 1000® Growth Index (“Russell 1000® Growth”) is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The 10 Years or Life of Fund calculation is based on the inception date of the class. You cannot invest directly in an index.

The performance data presented represents past performance; future results may vary. Performance data does not reflect the deduction of taxes that would be paid on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Please see www.transamericainvestments.com for performance data current to the most recent month-end. Net Asset Value (“NAV”) returns include the reinvestment of dividends and capital gains. Fund shares are sold without a sales load.

Performance figures reflect any fee waivers and/or expense reimbursements by the Investment Adviser. Without such waivers and/or reimbursements, the performance would be lower. Future waivers and/or reimbursements are at the discretion of the Investment Adviser.

Growth stocks can be volatile and experience sharp price declines and certain types of stocks, especially technology, can be extremely volatile and subject to greater price swings than the broader market. This material must be preceded or accompanied by a current prospectus, which includes specific contents regarding the investment objectives and policies of this fund. This fund is only available in Class I2 shares, which are not available for direct investment by the public.

Russell Investment Group is the source and owner of the trademarks, service marks, and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.

Transamerica Funds		Annual Report 2012

Transamerica International

(formerly, Transamerica Neuberger Berman International)

(unaudited)

MARKET ENVIRONMENT

International markets focused on the macro-economic uncertainty surrounding most major economic regions for the past year. As Europe enters the third year of its sovereign debt crisis, and other international developed economies, like Japan, have sluggish growth, the market mainly reacted to central bank monetary policy rather than underlying business fundamentals. European Central Bank’s policy announcements boosted sentiment that the European Union (“EU”) sovereign debt crisis could be managed—driving markets higher from December into the first quarter of 2012, and then again in the third quarter of 2012. While markets rallied on these announcements, they fell in the intervening period as the market recognized that the underlying economies continued to struggle. International markets did end the fiscal period with a 5% gain. The supportive monetary policy news drove the Financial sector up over 10% for the time period, as eurozone banks would be the most immediate beneficiaries. The rest of the sector indices varied with Health Care leading the pack, rising close to 17%, and IT trailing, falling over 8%. Given their deepening recession, Greece was the worst-performing country market, down over 27%. Other countries’ returns varied greatly from positive to negative.

The most recent central bank policy announcements come at a time of weak fundamentals—U.S. manufacturing has weakened as we approach the end-of-2012 “fiscal cliff”, and ongoing austerity in Europe undermines both the investment and consumption outlook there. Reduced demand for imports has in turn impacted the Chinese economy, itself experiencing a reduction in investment spending.

PERFORMANCE

For the year ended October 31, 2012, Transamerica International Class I2 returned 8.65%. By comparison its benchmark, the Morgan Stanley Capital International—Europe, Australasia, and Far East Index, returned 5.15%.

STRATEGY REVIEW

Given this weak global economic backdrop, and despite the expansive policies of the major central banks, we remain focused on businesses less dependent on a cyclical rebound. Our philosophy and process utilizes fundamental analyses to identify quality businesses trading at reasonable prices. These businesses should be growing, generating high returns, and not be financed by high-levels of debt. This disciplined focus has enabled us to construct an international fund of best of breed companies, with innovative technologies, unique brands and strong managements that we believe will enable them to grow in an environment of economic uncertainty.

The fund outperformed its benchmark for the last year with high-single-digit percentage gains. The fund’s Health Care, Industrials and Materials holdings outperformed their respective peer groups, while the Financials sector holdings, with no exposure to eurozone banks, have trailed the market. Central Banks’ policies have driven a rally in banks and insurers, where we remain underweight. While these initiatives may postpone the challenges for developed markets, we believe higher capital requirements and weak demand limit the attractiveness of the Financials sector firms. Our leading sector overweight is Materials where we remain focused on specialty chemical companies with pricing power and relatively stable end markets. Industrials is our second largest sector overweight, where we hold more distribution businesses with strong recurring revenue streams rather than manufacturers exposed to a slowing capital expenditure cycle. Japanese holdings contributed most to returns, while French holdings held back relative returns the most. The fund has no Southern European (Portugal, Italy, Greece and Spain) domiciled holdings.

The fund’s leading contributors include Jupiter Telecommunication, the Japanese cable TV provider that recently received a takeover bid; Nihon Kohden, a Japanese health care equipment manufacturer, and CSL, the Australian-based global blood-products provider. The fund’s leading detractors were Chemring, the British defense company, which we sold after losing conviction in the company’s earnings growth potential, Alcatel-Lucent, the French telecom equipment supplier, and Credit Suisse Group, the Swiss global private wealth manager and investment bank, which we also sold.

Benjamin Segal, CFA

Portfolio Manager

Nueberger Berman Management LLC

Transamerica Funds		Annual Report 2012

Transamerica International

(formerly, Transamerica Neuberger Berman International)

(unaudited)

Average Annual Total Return for Periods Ended 10/31/2012

	1 Year	5 Years	10 Years or Life of Fund	Inception Date
Class I2 (NAV)	8.65%	(4.66)%	1.83%	12/06/2005
MSCI-EAFE *	5.15%	(5.35)%	2.22%

NOTES

*	The Morgan Stanley Capital International—Europe, Australasia, and Far East Index (“MSCI-EAFE”) is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The 10 Years or Life of Fund calculation is based on the inception date of the class. You cannot invest directly in an index.

The performance data presented represents past performance; future results may vary. Performance data does not reflect the deduction of taxes that would be paid on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Please see www.transamericainvestments.com for performance data current to the most recent month-end. Net Asset Value (“NAV”) returns include the reinvestment of dividends and capital gains. Fund shares are sold without a sales load.

Performance figures reflect any fee waivers and/or expense reimbursements by the Investment Adviser. Without such waivers and/or reimbursements, the performance would be lower. Future waivers and/or reimbursements are at the discretion of the Investment Adviser.

Investments in global/international markets involve risks not associated with U.S. markets, such as currency fluctuations, adverse social and political developments, and the relatively small size and lesser liquidity of the markets. Investments in developing markets involve greater risks than investments in developed markets. This material must be preceded or accompanied by a current prospectus, which includes specific contents regarding the investment objectives and policies of this fund. This fund is only available in Class I2 shares, which are not available for direct investment by the public.

Transamerica Funds		Annual Report 2012

Transamerica International Equity Opportunities

(formerly, Transamerica MFS International Equity)

(unaudited)

MARKET ENVIRONMENT

Just prior to the beginning of the reporting period, markets were roiled by several global concerns. These included the aftermath of the U.S. sovereign debt-ceiling debacle, the path of eurozone integration and the scope of its bailout facilities, and the likelihood of a Chinese hard landing. Amidst this turmoil, global equity markets had declined sharply and credit spreads widened. At the same time, global consumer and producer sentiment indicators had fallen precipitously, while highly-rated sovereign bond yields hit multi-decade lows.

During the first half of the period, however, additional liquidity from the U.S. Federal Reserve Board (“Fed”) (in the form of “Operation Twist”) and the European Central Bank (“ECB”) (in the form of 3-year, Long Term Refinancing Operations, or “LTROs”), coupled with healthier global macroeconomic conditions led by moderate but sustained U.S. growth, ushered in improved market dynamics.

During the latter part of the period, market trends were more mixed. Worsening conditions were driven by broadly weaker global macroeconomic indicators, as well as renewed concerns over the eurozone’s capacity and determination to address its ongoing crisis. However, broad market sentiment remained relatively resilient, as equity markets generally maintained gains and credit spreads did not indicate deterioration. A new round of monetary easing by the Fed (“QE3”) and the ECB (rate cut and a new bond purchase facility) towards the end of the period instilled additional confidence in risk markets. Nonetheless, towards the end of the period, weaker equity earnings reports and declining forward guidance caused market sentiment to soften.

PERFORMANCE

For the year ended October 31, 2012, Transamerica International Equity Opportunities Class I2 returned 8.00%. By comparison, its benchmark, the Morgan Stanley Capital International-Europe, Australasia, Far East Index (“MSCI-EAFE”), returned 5.15%.

STRATEGY REVIEW

A combination of an overweight position and, to a lesser extent, security selection in the consumer staples sector contributed to performance relative to the MSCI-EAFE. Within this sector, holdings of alcoholic beverage producer Diageo PLC (United Kingdom), Dutch brewer Heineken NV, and skin and beauty care products maker Beiersdorf AG (Germany) benefited relative returns as all three stocks turned in strong performance during the reporting period.

Security selection in the technology and basic materials sectors also aided relative performance. Within the technology sector, the fund’s holdings of South Korean microchip and electronics manufacturer Samsung Electronics Co, Ltd. strengthened relative results. There were no individual securities within the basic materials sector that were among the fund’s top relative contributors for the reporting period.

Elsewhere, the fund’s overweight allocation to healthcare products maker Bayer AG (Germany), convenience store chain Lawson, Inc. (Japan), travel and leisure IT firm Amadeus IT Holding SA—Class A (Spain), contract foodservice company Compass Group PLC (United Kingdom), advertising and marketing firm WPP PLC (United Kingdom), and pharmaceutical company Merck KGaA (Germany) benefited relative returns as all six stocks traded significantly higher during the period.

Stock selection in the financial services sector were a primary detractor from relative performance. However, there were no individual stocks within this sector that were among the fund’s top relative detractors for the period.

Stocks in other sectors that held back relative performance included printers and computer peripherals maker Canon Inc. (Japan), oil and gas exploration company IINPEX Corp. (Japan), telecommunications services company Tim Participacoes SA (Brazil), export trading company Li & Fung, Ltd. (Hong Kong), food and beverage producer Danone SA (France), electronics maker HTC (Taiwan), supermarkets and convenient stores operator Tesco (United Kingdom), telecommunications service provider China Unicom, Ltd. (Hong Kong), and Israeli-headquartered security software provider Check Point Software Technologies Ltd.

During the reporting period, the fund’s relative currency exposure, resulting primarily from differences between the fund’s and the benchmark’s exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance. All of our investment decisions are driven by the fundamentals of each individual opportunity and as such, it is common for our funds to have different currency exposure than the benchmark.

The fund’s cash and/or cash equivalents position was also a detractor from relative performance. The fund strives to be fully invested and only holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund’s benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

Daniel Ling

Marcus L. Smith

Co-Portfolio Managers

MFS® Investment Management

Transamerica Funds		Annual Report 2012

Transamerica International Equity Opportunities

(formerly, Transamerica MFS International Equity)

(unaudited)

Average Annual Total Return for Periods Ended 10/31/2012

	1 Year	10 Years or Life of Fund	Inception Date
Class I2 (NAV)	8.00%	(0.29)%	06/10/2008
MSCI-EAFE *	5.15%	(3.25)%

NOTES

*	The Morgan Stanley Capital International-Europe, Australasia, Far East Index (“MSCI-EAFE”) is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The 10 Years or Life of Fund calculation is based on the inception date of the class. You cannot invest directly in an index.

The performance data presented represents past performance; future results may vary. Performance data does not reflect the deduction of taxes that would be paid on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Please see www.transamericainvestments.com for performance data current to the most recent month-end. Net Asset Value (“NAV”) returns include the reinvestment of dividends and capital gains. Fund shares are sold without a sales load.

Performance figures reflect any fee waivers and/or expense reimbursements by the Investment Adviser. Without such waivers and/or reimbursements, the performance would be lower. Future waivers and/or reimbursements are at the discretion of the Investment Adviser.

Investments in global/international markets involve risks not associated with U.S. markets, such as currency fluctuations, adverse social and political developments, and the relatively small size and lesser liquidity of the markets. Investments in developing markets involve greater risks than investments in developed markets. This material must be preceded or accompanied by a current prospectus, which includes specific contents regarding the investment objectives and policies of this fund. This fund is only available in Class I2 shares, which are not available for direct investment by the public.

Transamerica Funds		Annual Report 2012

Transamerica International Small Cap

(formerly, Transamerica Schroders International Small Cap)

(unaudited)

MARKET ENVIRONMENT

International small cap equities made modest positive progress over the year with the S&P Euro Pacific SmallCap Index (“S&P EPAC SmallCap”) rising 5.9%, marginally outperforming larger peers which rose 5.2% as represented by the S&P EPAC Large/Midcap Index. Equities have struggled to make progress amidst challenging global developments, particularly the continued bouts of uncertainty over the future of the euro with the focus shifting from the smaller economies of Greece and Portugal to the systemically more critical cases of Spain and Italy.

While Europe has tended to grab the headlines, sluggish growth in the United States also contributed to the subdued sentiment though America’s economic performance has been respectable compared to other developed economies due to stabilization of private consumption and improvement in the net trade position. Meanwhile, Emerging and Asian economies have generally been slowing, led by China, which has also impacted commodity related sectors, with energy and materials among the weakest areas.

In term of regional divergences, the United Kingdom was the outstanding performer of major markets with small cap substantially outperforming large companies, led by consumer discretionary, telecom and information technology sectors. In other regions such as continental Europe and Pacific ex Japan, returns overall were lower, and small cap returns were inferior to large cap returns. In these areas, defensive sectors such as consumer staples and health care outperformed.

PERFORMANCE

For the year ended October 31, 2012, Transamerica International Small Cap Class I2 returned 4.57%. By comparison, its benchmark, the S&P EPAC SmallCap, returned 5.92%.

STRATEGY REVIEW

Performance has lagged the benchmark over the period, primarily due to stock selection in Japan and the Pacific ex Japan markets. In Japan the shortfalls have been primarily in the consumer discretionary (particularly auto part related such as Musashi Seimitsu and Unipres) and industrial sectors (Toyo Tanso, Asahi Diamond), with sentiment generally subdued on cyclical exporters given the slowdown in major trading partners and the political tensions with China. In the rest of Asia, weak spots have been among energy stocks (Dart Energy) and China-exposed cyclicals (Leoch International Technology, Ports Design, Comba Telecom Systems Holdings). A lesser headwind has been stock selection in the United Kingdom, with selection shortfalls in energy (Lamprell due to cost overruns in some contracts) and information technology (SDL, TT Electronics) more than offsetting positive selection among industrials (Ashtead on strong US performance, Hamworthy which was bid for, and Keller).

Areas of positive impact included continental Europe, where financials selection was strong (Azimut Holdings), with lesser benefit from telecommunications (Freenet) and consumer discretionary (Tom Tailor Holdings, Forbo Holdings). The fund’s emerging market stocks also did well, with notable contributions from Merida Industry (Taiwanese bicycle manufacturer), Hemaraj Land and Development (Thai industrial parks) and Ciputra Property (Indonesian real estate).

Our focus remains upon identifying companies offering sustainable and superior long-term growth prospects accompanied by strong management and sound financials. However, the positioning of the fund has reflected our belief that, in most markets, cyclical growth stocks and sectors offer attractive value compared to very defensive stocks and sectors. This has proved an unrewarding stance in most markets as investors have continued to seek safe havens at the expense of long-term value. However, we see no reason to change our stance, reflected in sector overweightings in consumer discretionary, information technology and energy and underweights in consumer staples and utilities.

In regional terms, we have continued to place emphasis on Pacific ex Japan and Emerging markets, reflecting our belief in their superior long-term growth prospects. The major underweights have been Europe (including the peripheral markets such as Spain, Portugal and Greece), the United Kingdom and Japan.

Matthew Dobbs

Portfolio Manager

Schroder Investment Management North America Inc.

Transamerica Funds		Annual Report 2012

Transamerica International Small Cap

(formerly, Transamerica Schroders International Small Cap)

(unaudited)

Average Annual Total Return for Periods Ended 10/31/2012

	1 Year	10 Years or Life of Fund	Inception Date
Class I2 (NAV)	4.57%	(0.48)%	03/01/2008
S&P EPAC SmallCap *	5.92%	(1.22)%

NOTES

*	The S&P Euro Pacific SmallCap Index (“S&P EPAC SmallCap”) is an unmanaged index used as a general measure of market performance.

Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The 10 Years or Life of Fund calculation is based on the inception date of the class. You cannot invest directly in an index.

The performance data presented represents past performance; future results may vary. Performance data does not reflect the deduction of taxes that would be paid on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Please see www.transamericainvestments.com for performance data current to the most recent month-end. Net Asset Value (“NAV”) returns include the reinvestment of dividends and capital gains. Fund shares are sold without a sales load.

Performance figures reflect any fee waivers and/or expense reimbursements by the Investment Adviser. Without such waivers and/or reimbursements, the performance would be lower. Future waivers and/or reimbursements are at the discretion of the Investment Adviser.

Investments in global/international markets involve risks not associated with U.S. markets, such as currency fluctuations, adverse social and political developments, and the relatively small size and lesser liquidity of the markets. Investing in small size companies involves greater risk than is customarily associated with more established companies. This material must be preceded or accompanied by a current prospectus, which includes specific contents regarding the investment objectives and policies of this fund. This fund is only available in Class I2 shares, which are not available for direct investment by the public.

Transamerica Funds		Annual Report 2012

Transamerica International Value Opportunities

(formerly, Transamerica Thornburg International Value)

(unaudited)

MARKET ENVIRONMENT

International equity markets were volatile during the annual reporting period November 1, 2011 through October 31, 2012, dominated by uncertainty and concerns about negative outcomes in the eurozone, slowing growth in China, and a muted U.S. economic recovery. This led investors to seek safety in more defensively oriented stocks and dividend oriented companies. Renewed vigor from European policy makers and “QE3” in the U.S. outweighed concerns over global economic weakness, leading markets to recover at the end of the period.

As the European Union (“EU”) continues to struggle toward financial union, and the harsh realities of fiscal austerity reverberate from the periphery throughout Europe and the world, the prospects for continued economic malaise in the region are sobering. Meanwhile, signs of economic recovery in the U.S. are mixed, and China’s policies for dealing with a slowing economy will not be known until after the transition of leadership. Against these elevated market uncertainties, we maintain a focus on financially sound companies, modest exposure to the European financial sector, emphasis on exporters within our European holdings, and broad geographic diversification across the fund. Our approach is intended to mitigate near term volatility while positioning for long-term capital appreciation.

PERFORMANCE

For the year ended October 31, 2012, Transamerica International Value Opportunities Class I2 returned 4.44%. By comparison, its benchmark the Morgan Stanley Capital International All Country World ex-U.S. (“MSCI ACWI ex-U.S.”), returned 4.48%.

STRATEGY REVIEW

The fund modestly underperformed relative to the MSCI ACWI ex-U.S. during the period, due in part to stock selection as well as an underweight allocation within the financials sector. Currency hedging contributed positively during the year.

Stock selection in the consumer discretionary sector and an underweight allocation to the materials sector contributed positively to relative performance. On a country basis, top relative contributors included Japan and Denmark. Top individual contributors included Novo Nordisk A/S—Class B (“Novo”), Natura Cosmeticos SA, and Reckitt Benckiser Group PLC.

Novo continues to execute well, gaining share in the diabetes market through ongoing success of novel drugs like Victoza as well as existing products. Recent excitement regarding the possibility of Federal Drug Administration approval for Victoza in the treatment of obesity also lifted the stock. Natura Cosmeticos SA, the leading health and beauty company in Brazil, benefited from the increase in disposable income in Brazil and market share gains resulting from innovation, productivity, and efficiency measures. Reckitt Benckiser performed well due to its defensive posture and market share gains in the household and personal care segment. Additionally, the company has been successful in transitioning patients from their off-patent tablet formulation of opiate dependency drug Suboxone to a novel film version, in efforts to protect this high margin franchise.

Stock selection in the financials and industrials sectors was the primary driver of negative relative performance. Taiwan and the United Kingdom lead the detractors on a country basis. Individual detractors included HTC Corp., Tesco PLC, and Canon.

Mobile phone manufacturer HTC Corp. was sold during the period as patent litigation issues and a loss of market share, partially attributed to product cycle and poor shipment development in the U.S., weighed on the stock. Tesco PLC’s Chief Executive Officer announced a new plan to regain market share through restructuring and increased spending, which has had a dampening effect on margins in the near term. Japanese exporter Canon was pressured by the ongoing strength of the Japanese yen and has been increasingly challenged by a heightened competitive landscape, including potential smart phone cannibalization of their compact digital camera business. We sold the stock during the year.

William V. Fries, CFA

Wendy Trevisani

Lei Wang

Co-Portfolio Managers

Thornburg Investment Management, Inc.

Transamerica Funds		Annual Report 2012

Transamerica International Value Opportunities

(formerly, Transamerica Thornburg International Value)

(unaudited)

Average Annual Total Return for Periods Ended 10/31/2012

	1 Year	10 Years or Life of Fund	Inception Date
Class I2 (NAV)	4.44%	2.44%	09/15/2008
MSCI ACWI ex-U.S *	4.48%	2.75%

NOTES

*	The Morgan Stanley Capital International All Country World ex-U.S. Index (“MSCI ACWI ex-U.S.”) is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The 10 Years or Life of Fund calculation is based on the inception date of the class. You cannot invest directly in an index.

The performance data presented represents past performance; future results may vary. Performance data does not reflect the deduction of taxes that would be paid on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Please see www.transamericainvestments.com for performance data current to the most recent month-end. Net Asset Value (“NAV”) returns include the reinvestment of dividends and capital gains. Fund shares are sold without a sales load.

Performance figures reflect any fee waivers and/or expense reimbursements by the Investment Adviser. Without such waivers and/or reimbursements, the performance would be lower. Future waivers and/or reimbursements are at the discretion of the Investment Adviser.

Investments in global/international markets involve risks not associated with U.S. markets, such as currency fluctuations, adverse social and political developments, and the relatively small size and lesser liquidity of the markets. This material must be preceded or accompanied by a current prospectus, which includes specific contents regarding the investment objectives and policies of this fund. This fund is only available in Class I2 shares, which are not available for direct investment by the public.

Transamerica Funds		Annual Report 2012

Transamerica Large Company

(formerly, Transamerica Large Cap Value)

(unaudited)

MARKET ENVIRONMENT

In the last few months of 2011 we experienced improving economic data and more concerted efforts among European leaders toward stemming the region’s debt crisis, gradually drawing investors back to the markets. Improving sentiment carried over into early 2012 as investors felt some relief from the world’s financial woes. Volatility abated and risk assets (including stocks, commodities and high yield bonds) moved boldly higher through the first two months of 2012, while climbing Treasury yields pressured higher-quality fixed income assets.

Markets reversed course in the spring when Europe’s debt problems boiled over once again. High levels of volatility returned as political instability in Greece threatened the country’s membership in the eurozone. Spain faced severe deficit issues while the nation’s banks clamored for liquidity. Yields on Spanish and Italian government debt rose to levels deemed unsustainable. European leaders conferred and debated vehemently over the need for fiscal integration among the 17 nations comprising the Euro currency bloc as a means to resolve the crisis for the long term.

Alongside the drama in Europe, investors were discouraged by gloomy economic reports from various parts of the world. A slowdown in China, a key powerhouse for global growth, became particularly worrisome. In the United States, disappointing jobs reports dealt a crushing blow to sentiment. Risk assets sold off in the second quarter as investors again retreated to safe haven assets.

Despite ongoing concerns about the health of the global economy and the debt crisis in Europe, most asset classes enjoyed a robust summer rally powered mainly by expectations for policy stimulus from central banks in Europe and United States. Although global economic data continued to be mixed, the spate of downside surprises seen in the second quarter had receded and, outside of Europe, the risk of recession largely subsided. Additionally, in response to growing debt pressures, the European Central Bank (“ECB”) allayed investors’ fears by stating its conviction to hold the eurozone together. Early in September, the ECB announced a plan to purchase sovereign debt in the eurozone’s most troubled nations. Later that month, the U.S. Federal Reserve Board (“Fed”) announced its long-awaited—and surprisingly aggressive—stimulus program, committing to purchase $40 billion of agency mortgage-backed securities per month until the U.S. economy exhibits enough strength to sustain real growth and improving labor market conditions. These central bank actions boosted risk assets globally as investors increased their risk appetites in their search for higher returns.

After a strong summer, stock market momentum faded in the last weeks of the reporting period. The positive momentum from the launch of the Fed’s third round of stimulus faded and investors began to focus on a relatively weak outlook for earnings and profits.

PERFORMANCE

For the year ended October 31, 2012, Transamerica Large Company Class I2 returned 14.26%. By comparison, its benchmark the Russell 1000® Value Index, returned 16.89%.

STRATEGY REVIEW

Overall allocation and selection decisions detracted from the fund’s performance for the period. At the sector level, the largest detractor was the fund’s overweight to information technology (“IT”), followed by stock selection in health care and an overweight to energy. Within IT, the fund was biased toward commodity-exposed hardware securities, which underperformed on weakness in enterprise and PC demand. Stocks such as Hewlett-Packard Co. (“Hewlett-Packard”) (the largest individual detractor to overall fund returns), Dell Inc. (“Dell”), and Cisco Systems Inc. (“Cisco”) were the most significant detractors in the sector. The fund exited its positions in Dell and Cisco and reduced its holdings in Hewlett-Packard to a more neutral weighting relative to the benchmark index by the end of the reporting period. In health care, weakness was most notable among HMOs, which lagged as rising medical cost trends and pressure from the health care overhaul threatens to keep a lid on earnings in the near term. This negative performance overshadowed strong results from the fund’s pharmaceutical holdings. The fund has since reduced holdings within HMOs and distributors (including the sale of Aetna) and reallocated the monies to select pharmaceuticals. In energy, the fund’s overweight and selection in refiners (Tesoro and Valero) and select integrated companies (Murphy Oil) negatively impacted performance. The fund sold its positions in Tesoro, Valero and Murphy Oil by the end of the period.

On the positive side, selection in materials and financials were the greatest contributors to performance. Within the materials sector, the majority of positive performance came from a sector overweight and a position in CF Industries Holdings, Inc., a key fertilizer holding whose profit margins (and, hence, its share price) soared during the period as a result of lower input costs (i.e., natural gas) and rising demand and output prices for its nitrogen-based crop nutrients. LyondellBasel Industries N.V., a commodity chemical producer, also benefited from lower natural gas prices.

Transamerica Funds		Annual Report 2012

Transamerica Large Company

(formerly, Transamerica Large Cap Value)

(unaudited)

STRATEGY REVIEW (continued)

Outperformance in financials was almost entirely due to stock selection, with the largest contribution coming from the fund’s overweight in diversified financials including Citigroup, Inc. These holdings surged during the reporting period on a combination of factors, including diminished tail risk in Europe, improvement in the housing market and better-than-expected capital markets activity. Selection in the consumer finance industry also aided relative results, with Discover Financial Services benefiting from higher sales volumes and reduced charge-offs in its credit card business.

Chris Leavy, CFA

Peter Stournaras, CFA

Co-Portfolio Managers

BlackRock Investment Management, LLC.

Transamerica Funds		Annual Report 2012

Transamerica Large Company

(formerly, Transamerica Large Cap Value)

(unaudited)

Average Annual Total Return for Periods Ended 10/31/2012

	1 Year	5 Years	10 Years or Life of Fund	Inception Date
Class I2 (NAV)	14.26%	(2.81)%	1.75%	11/15/2005
Russell 1000® Value *	16.89%	(1.00)%	3.40%

NOTES

*

The Russell 1000® Value Index (“Russell 1000® Value”) is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The 10 Years or Life of Fund calculation is based on the inception date of the class. You cannot invest directly in an index.

The performance data presented represents past performance; future results may vary. Performance data does not reflect the deduction of taxes that would be paid on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Please see www.transamericainvestments.com for performance data current to the most recent month-end. Net Asset Value (“NAV”) returns include the reinvestment of dividends and capital gains. Fund shares are sold without a sales load.

Performance figures reflect any fee waivers and/or expense reimbursements by the Investment Adviser. Without such waivers and/or reimbursements, the performance would be lower. Future waivers and/or reimbursements are at the discretion of the Investment Adviser.

Stock markets, especially foreign markets, are volatile and can decline significantly. Value stocks can perform differently from other types of stocks and can continue to be undervalued by the market for long periods of time. This material must be preceded or accompanied by a current prospectus, which includes specific contents regarding the investment objectives and policies of this fund. This fund is only available in Class I2 shares, which are not available for direct investment by the public.

Russell Investment Group is the source and owner of the trademarks, service marks, and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.

Transamerica Funds		Annual Report 2012

Transamerica Long/Short Strategy

(formerly, Transamerica JPMorgan Long/Short Strategy)

(unaudited)

MARKET ENVIRONMENT

The year began with a return to normality both in terms of the markets and our investment process. With regards to the markets, improved U.S. economic forecasts, combined with the Long Term Refinancing Operations (“LTROs”) funding program for European banks caused the U.S. markets to rally. As investors became less focused on macro factors, the correlations amongst stocks dropped, which created an environment which was more agreeable to stock pickers.

The second quarter of 2012 saw a reversal of the normality experienced during the first quarter of 2012. Markets declined as European uncertainty once again dominated headlines. Markets became more volatile and investors became more focused on macro factors. The second quarter 2012 proved to be a disadvantageous environment for active managers, with fundamentals taking a backseat as correlations amongst stocks rose. The widening spread between overvalued and undervalued stocks during the second quarter 2012 echoed the extreme valuation conditions we witnessed in the fourth quarter of 2011.

The third quarter of 2012 saw a reversion to the normality experienced during the first quarter 2012. The U.S. market advanced on the heels of aggressive central bank actions highlighted by both the European Central Bank and the Federal Reserve. Markets became less volatile and investors focused less on macro factors.

PERFORMANCE

For the year ended October 31, 2012, Transamerica Long/Short Strategy Class I2 returned 3.82%. By comparison its primary and secondary benchmarks, the Bank of America Merrill Lynch 3-Month Treasury Bill Index and Standard & Poor’s 500® Index, returned 0.08% and 15.21%, respectively.

STRATEGY REVIEW

Transamerica Long/Short Strategy outperformed its primary benchmark for the trailing twelve months. The consumer cyclical, media and pharmaceutical/medical technology sectors contributed to performance while the semiconductors, industrial cyclicals and energy sectors detracted from performance. At the security level, long positions in Merck and Apple, and short positions in Cliff Natural Resources were the largest contributors while short positions in Lockheed Martin and Hershey were the largest detractors.

Within the pharmacy/medical technology space, an overweight in Merck contributed to performance. The stock gained on the back of better than expected second-quarter numbers. Expectations that the company’s recent launches would start contributing to its topline in the forthcoming quarters also helped the share price. Additionally, the company also has an agreement for an exclusive worldwide license for development and commercialization of CMX157, an investigational oral nucleoside reverse transcriptase inhibitor (antiviral drug for treatment of HIV and hepatitis C).

Within the systems hardware sector, a long position in Apple paired with a short position in Hewlett-Packard continued to work well. Apple benefitted from strong tablet sales, especially with the recent launch of the iPad 3, and smartphone sales, beating expectations and continuing to gain market share in both segments. We believe Apple is a relatively inexpensive stock on normalized earnings with sustainable gross margins and upside to estimates. Additionally, Apple reported strong quarterly performance with a year on year increase in net income and net sales. Further, shares advanced in the third quarter of 2012 following its triumph over Samsung on the patent infringement ruling expectations and a positive reaction to the launch of the iPhone 5. Meanwhile, Hewlett-Packard reported a weak top line and softer services margin, continuing to lag its peers amid structural shifts and should face challenges in long-term growth. The stock looks attractive based on valuation but does not sufficiently justify as a buying opportunity, so the strategy remains underweight in the name.

Within the basic materials sector, a short position in iron ore producer Cliff Natural Resources contributed to returns during the quarter as rising mining costs, labor and transportation fuel expenses, increased dramatically during the quarter and hurt top-line growth. Additionally, slowing Chinese growth has caused concerns of weaker demand throughout the metals sector.

Alternatively, within industrials, our short position in Lockheed detracted as that stock rose after the company raised its fiscal-year earnings-per-share guidance.

Within the consumer staples sector, a short position in Hershey detracted from performance as the confectionery company reported earnings that were ahead of consensus estimates, driven by better pricing and better-than-expected seasonal sales volumes. The company also raised its 2012 net sales and earnings estimates, and prioritized acquisitions for its cash reserves.

Terance Chen, CFA

Portfolio Manager

J.P. Morgan Investment Management Inc.

Transamerica Funds		Annual Report 2012

Transamerica Long/Short Strategy

(formerly, Transamerica JPMorgan Long/Short Strategy)

(unaudited)

Average Annual Total Return for Periods Ended 10/31/2012

	1 Year	5 Years	10 Years or Life of Fund	Inception Date
Class I2 (NAV)	3.82%	(2.15)%	(2.22)%	01/03/2007
BofA Merrill Lynch 3-Month Treasury Bill *	0.08%	0.66%	1.28%
S&P 500 *	15.21%	0.36%	2.12%

NOTES

*

The Bank of America Merrill Lynch 3-Month Treasury Bill Index (“BofA Merrill Lynch 3-Month Treasury Bill”) and the Standard & Poor’s 500® Index (“S&P 500”) are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The 10 Years or Life of Fund calculation is based on the inception date of the class. You cannot invest directly in an index.

The performance data presented represents past performance; future results may vary. Performance data does not reflect the deduction of taxes that would be paid on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Please see www.transamericainvestments.com for performance data current to the most recent month-end. Net Asset Value (“NAV”) returns include the reinvestment of dividends and capital gains. Fund shares are sold without a sales load.

Performance figures reflect any fee waivers and/or expense reimbursements by the Investment Adviser. Without such waivers and/or reimbursements, the performance would be lower. Future waivers and/or reimbursements are at the discretion of the Investment Adviser.

Securities purchased for an arbitrage strategy are intended to take advantage of a perceived relationship between the value of two securities and may not perform as expected. This material must be preceded or accompanied by a current prospectus, which includes specific contents regarding the investment objectives and policies of this fund. The fund is only available in Class I2 shares, which are not available for direct investment by the public.

Transamerica Funds		Annual Report 2012

Transamerica Mid Cap Value

(formerly, Transamerica JPMorgan Mid Cap Value)

(unaudited)

MARKET ENVIRONMENT

U.S. equity markets rallied sharply in the fourth quarter of 2011. Investor confidence improved as economic data supported the fact that the U.S. did not appear headed towards a recession and European policymakers took bolder actions in their efforts to stave off a sovereign debt crisis.

As the quarter drew to a close, the U.S. continued to see stronger-than-expected economic data on several fronts. Positive economic surprises included an encouraging Institute for Supply Management (“ISM”) manufacturing survey, a solid increase in the number of housing starts and continued declines in initial jobless claims. The November ISM manufacturing survey posted a reading of 52.7. A reading above 50 indicates the manufacturing sector is in expansion. While the reading was not much above the neutral level of 50, it was the highest reading since June. Housing starts for November came in at an annualized rate of 685,000. Most of the strength was in the construction of multi-family units. However, this is far below the long term average of 1.46 million homes built per year since 1975.

In the first quarter of 2012, U.S. equity markets advanced sharply as the S&P 500® Index posted its strongest first-quarter gain since 1998. Performance was driven by an easing of the sovereign debt crisis in Europe, central banks across the globe becoming even more accommodative and continued momentum in U.S. economic data. Developments in Europe provided a significant tailwind for U.S. equities.

U.S. equity markets turned more volatile in the second quarter, with moderate losses highlighted by continued concerns over the future of the European Currency Union (“ECU”) and the increasing prospects of a global economic slowdown. Market declines were cut almost in half on the last trading day of the quarter as European policymakers made initial steps towards forming a banking union, which investors met with guarded optimism. European elections consumed the headlines during much of the quarter.

Another sharp advance characterized U.S. equity markets in the third quarter on the heels of aggressive central bank actions, highlighted by both the European Central Bank (“ECB”) and the U.S. Federal Reserve Board (“Fed”). Equity markets came under pressure in the quarter’s final weeks on a combination of downbeat earnings forecasts from industrial bellwethers FedEx and Caterpillar as well as increasingly disappointing economic data.

PERFORMANCE

For the year ended October 31, 2012, Transamerica Mid Cap Value Class I2 returned 20.57%. By comparison its benchmark, the Russell Midcap® Value Index (“Russell Midcap® Value”), returned 14.99%.

STRATEGY REVIEW

Transamerica Mid Cap Value outperformed the Russell Midcap® Value. Stock selection in the industrials sector and a combination of stock selection and an overweight in the consumer discretionary sector contributed to returns. An underweight in the energy and telecommunication services sectors detracted from performance.

At the individual stock level, Lincare Holdings was the top fund contributor. We have long believed that Lincare, the largest provider of an essential service (i.e., oxygen in the home), would fare well regardless of the outcome of healthcare reform. Linde’s acquisition of the company at a significant premium confirmed that assessment, and unlocked the stock’s value sooner than expected.

Tiffany & Co. (“Tiffany”) got off to a slow start as jewelry spending was soft for part of 2012. In addition to weaker sales, the competitive environment was difficult—management noted that discounting is pervasive across the industry, including smaller “mom & pop” stores, and Tiffany does not offer discounts. We continue to view the stock favorably. Other than the timeless brand Tiffany brings, we believe the company will continue to grow domestically, benefitting from the glacial pace of consolidation in the U.S. jewelry business and from what we regard as an underpenetrated store base. Furthermore, Tiffany continues to expand internationally where it can benefit from the higher returns of smaller, higher-productivity stores, as well as the favorable economics of its Asian business.

Gloria Fu, CFA

Lawrence E. Playford, CFA

Jonathan K. L. Simon

Co-Portfolio Managers

J.P. Morgan Investment Management Inc.

Transamerica Funds		Annual Report 2012

Transamerica Mid Cap Value

(formerly, Transamerica JPMorgan Mid Cap Value)

(unaudited)

Average Annual Total Return for Periods Ended 10/31/2012

	1 Year	5 Years	10 Years or Life of Fund	Inception Date
Class I2 (NAV)	20.57%	3.91%	6.71%	11/15/2005
Russell Midcap® Value *	14.99%	1.68%	5.15%

NOTES

*

The Russell Midcap® Value Index (“Russell Midcap® Value”) is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The 10 Years or Life of Fund calculation is based on inception date of the class. You cannot invest directly in an index.

The performance data presented represents past performance; future results may vary. Performance data does not reflect the deduction of taxes that would be paid on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Please see www.transamericainvestments.com for performance data current to the most recent month-end. Net Asset Value (“NAV”) returns include the reinvestment of dividends and capital gains. Fund shares are sold without a sales load.

Performance figures reflect any fee waivers and/or expense reimbursements by the Investment Adviser. Without such waivers and/or reimbursements, the performance would be lower. Future waivers and/or reimbursements are at the discretion of the Investment Adviser.

Growth stocks can be volatile and experience sharp price declines and certain types of stocks, especially technology, can be extremely volatile and subject to greater price swings than the broader market. Value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time or that an undervalued stock is actually appropriately priced. This material must be preceded or accompanied by a current prospectus, which includes specific contents regarding the investment objectives and policies of this fund. This fund is only available in Class I2 shares, which are not available for direct investment by the public.

Russell Investment Group is the source and owner of the trademarks, service marks, and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.

Transamerica Funds		Annual Report 2012

Transamerica Real Return TIPS

(formerly, Transamerica PIMCO Real Return TIPS)

(unaudited)

MARKET ENVIRONMENT

During the last months of 2011, policy initiatives were the major market drivers. In its December meeting, the Federal Open Market Committee (“FOMC”) left the federal funds rate unchanged and maintained its existing policy of extending the average maturity of its holdings and reinvesting its principal payments. The FOMC noted that the “economy has been expanding moderately, notwithstanding some apparent slowing in global growth,” and highlighted the recent improvement in overall labor markets and household spending. On the outlook, the FOMC noted that it “continues to expect a moderate pace of economic growth over coming quarters and consequently anticipates that the unemployment rate will decline only gradually,” but pointed to the continued downside risks due to the ongoing pressures in the global financial markets.

Entering 2012, after posting a revised 2.0 percent growth rate for the first quarter, the U.S. economy grew at a 1.5 percent annual rate during the second quarter, as consumer spending and business investment slowed, according to gross domestic product data released in July. Personal consumption expenditures increased by only 1.5 percent, the smallest gain in a year, from April through June, with spending on durable goods, particularly automobiles, slowing. The Conference Board’s consumer confidence index surprised observers by increasing for the first time since February, from a revised 62.7 in June to 65.9 in July as consumers grew more optimistic about the near-term prospects for business conditions and the labor market. Despite this positive report, July’s unemployment rate increased slightly to 8.3 percent. Fewer consumers are expecting an increase in their incomes in the short-term. In spite of the slight uptick in the jobless rate, non-farm payrolls rose by 163,000 during the month, beating forecasts and alleviating some concerns of a slowing U.S. economy. After falling 0.3 percent in May, the headline consumer price index remained unchanged in June at a 1.7 percent increase over the past 12 months, in line with expectations. Energy costs fell during June by 1.4 percent as gasoline prices decreased for the third straight month; however, food prices increased by 0.2 percent from May this year.

Risk appetite returned to financial markets during the last part of the fiscal year as investors responded to additional unconventional monetary policies. The European Central Bank (“ECB”) President, Mario Draghi, delivered on his pledge to do “whatever it takes” to support the Euro and the eurozone by unveiling the ECB’s Outright Monetary Transactions (“OMT”). The program entails unlimited, but conditional, purchases of eurozone government bonds with maturities of one to three years in the secondary market. Sovereign yields in both Spain and Italy fell during the quarter, following renewed investor confidence in European policymakers’ ability and willingness to support the eurozone. The FOMC met and confirmed their stance on rates, open-ended quantitative easing and “Operation Twist”. Finally, the threat of extreme weather in the U.S. eastern seaboard from hurricane Sandy and the contentious U.S. election triggered some safe-haven buying and gave the markets a risk-off tone.

PERFORMANCE

For the year ended October 31, 2012, Transamerica Real Return TIPS Class I2 returned 9.07%. By comparison, its benchmark, the Barclays U.S. Treasury Inflation Protected Securities Index, returned 8.03%.

STRATEGY REVIEW

Exposure to non-U.S. developed real interest rates, particularly Australia, added to performance as rates fell on fears of a global economic slowdown. Additionally, exposure to select emerging market local rates, such as Brazil added to performance as the central bank cut rates to spur economic growth. An underweight to U.S. real yields was negative for performance as real yields fell. On the spread sector front, exposure to bonds of financial companies was positive for returns. A modest allocation of senior commercial mortgage-backed securities and senior non-agency mortgages added to returns as these securities outperformed like-duration Treasuries during the year. Exposure to select emerging market external debt, especially Brazil and Mexico, was also positive for performance.

We used government bond futures for duration management, substitution for direct investment, and hedging/risk management. We used interest rates swaps for duration management, substitution for direct interest rate exposure, and hedging/risk management. We used swaptions for hedging/risk management, income (for written positions), and substitution for direct credit investment. We used money market futures for duration management and substitute for direct investment. We used foreign-exchange forwards for currency management and hedging/risk management. An underweight to U.S. duration, partially implemented via interest rate swaps, detracted from returns as interest rates fell across the curve. However, duration exposure through money market futures partially offset this negative impact. Currency positioning in various currencies using foreign-exchange forwards was positive for performance.

Mihir Worah

Portfolio Manager

Pacific Investment Management Company LLC

Transamerica Funds		Annual Report 2012

Transamerica Real Return TIPS

(formerly, Transamerica PIMCO Real Return TIPS)

(unaudited)

Average Annual Total Return for Periods Ended 10/31/2012

	1 Year	5 Years	10 Years or Life of Fund	Inception Date
Class I2 (NAV)	9.07%	8.34%	6.62%	11/08/2004
Barclays U.S. TIPS *	8.03%	7.88%	6.53%

NOTES

*	The Barclays U.S. Treasury Inflation Protected Securities Index (“Barclays U.S. TIPS”) is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The 10 Years or Life of Fund calculation is based on the inception date of the class. You cannot invest directly in an index.

The performance data presented represents past performance; future results may vary. Performance data does not reflect the deduction of taxes that would be paid on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Please see www.transamericainvestments.com for performance data current to the most recent month-end. Net Asset Value (“NAV”) returns include the reinvestment of dividends and capital gains. Fund shares are sold without a sales load.

Performance figures reflect any fee waivers and/or expense reimbursement by the Investment Adviser. Without such waivers and/or reimbursements, the performance would be lower. Future waivers and/or reimbursements are at the discretion of the Investment Adviser.

This fund invests in inflation-indexed bonds of varying maturities. It may invest in non-U.S. securities. The fund may also invest in mortgage related securities as well as a portion in high-yield securities. Inflation-indexed bonds issued by the U.S. Government, known as TIPS, are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation, which will affect the interest payable on them. This material must be preceded or accompanied by a current prospectus, which includes specific contents regarding the investment objectives and policies of this fund. This fund is only available in Class I2 shares, which are not available for direct investment by the public.

Transamerica Funds		Annual Report 2012

Transamerica Select Equity

(formerly, Transamerica ICAP Select Equity)

(unaudited)

MARKET ENVIRONMENT

During the twelve-month period ending October 31, 2012, U.S. equity market returns were broadly positive, with volatility reduced compared to recent prior periods. While uncertainty over economic growth, fiscal policy and the European sovereign debt crisis continues to influence investors’ outlooks, there have been signs of stabilization during the period.

Global economic activity appears to have slowed since the spring as signs of softness have broadened around the globe. We remain somewhat cautious in our outlook for the economy given several key risks. First, in Europe, interrelated economic, fiscal, banking, and balance of payments crises are feeding on one another; increased fiscal and political integration is required to break this downward spiral. There are some early signs of progress but high political and fiscal costs will continue to present challenges. Second, activity in China is slowing as authorities try to temper credit growth and transition from investment-driven to consumption-led growth. Last, in the United States, major budget issues must be addressed in order to avoid a sharp tightening of fiscal policy; the political environment could create gridlock and prevent sensible policy adjustments from being implemented.

New positives have developed due to lower energy prices and increased policy stimulus; however, it remains to be seen whether these will be sustained and whether they will be adequate to improve the pace of economic activity. For example, energy prices have fallen sharply since their first-quarter highs, but we remain concerned about the potential for geopolitical instability in the Middle East. Also, monetary policy is easing around the world; still, interest rates are already very low so there may be little incremental benefit from recent measures. Overall, we continue to believe that the global economy will expand at a moderate pace this year, though the potential range of outcomes remains wide.

PERFORMANCE

For the period ended October 31, 2012, Transamerica Select Equity Class I2 returned 14.29%. By comparison, its benchmark, the Russell 1000® Value Index (“Russell 1000® Value”), returned 16.89%.

STRATEGY REVIEW

Overall, the fund is built on a stock-by-stock basis and reflects the individual names that we believe have a combination of attractive valuation and catalysts likely to trigger appreciation over a 12-18 months time frame. Stock-specific catalysts can be related to a company’s management, a restructuring, a problem-fixing situation, a new product or pricing flexibility.

During the period, two themes were in place that we believe are timely in an environment of slow economic growth. One, the “strong will get stronger” theme was maintained. The fund seeks to emphasize companies with strong operational and financial characteristics. We believe these companies can gain share from weaker competitors and thus improve their earnings. Two, the theme of “earn and return cash” was also maintained. We believe stocks of companies that can both grow earning and provide significant cash returns to shareholders should be attractive to many investors.

During the period, the fund underperformed the Russell 1000® Value, driven by several key factors. In the consumer durables sector, stock selection detracted from relative performance as auto parts manufacturer Johnson Controls underperformed due to slowing auto sales in its European business and higher than expected product launch costs. The position remained in the fund as we believe significant turnaround potential exists. In the communications sector, wireless communications provider Vodafone lagged due to a slowdown in its Southern European units. We believe the stock is attractively valued and strength in its U.S. and emerging market businesses should allow the firm to continue to return cash to shareholders. Overweighting the technology sector also negatively impacted relative performance. Semi-conductor maker Texas Instruments and network equipment manufacturer Cisco Systems were notable underperformers in that sector. Both remained in the fund as we believe they possess a combination of attractive valuation and investment catalysts.

Stock selection in the financial sector added value, led by diversified financial services firm Citigroup and consumer finance company Capital One Financial. In the energy sector, refiner Phillips 66 was a top contributor to relative performance. Improved operating margins at the company helped the refining and chemical units beat expectations, and the firm also announced a $1 billion stock repurchase plan. Media company Time Warner and pharmaceutical firm Pfizer also added significant value during the period. Relative performance also benefited from avoiding the utilities sector.

Jerrold K. Senser, CFA

Thomas M. Cole, CFA

Thomas R. Wenzel, CFA

Co-Portfolio Managers

Institutional Capital LLC

Transamerica Funds		Annual Report 2012

Transamerica Select Equity

(formerly, Transamerica ICAP Select Equity)

(unaudited)

Average Annual Total Return for Periods Ended 10/31/2012

	1 Year	10 Years or Life of Fund	Inception Date
Class I2 (NAV)	14.29%	14.25%	08/31/2011
Russell 1000® Value *	16.89%	17.26%

NOTES

*

The Russell 1000® Value Index (“Russell 1000® Value”) is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The 10 Years or Life of Fund calculation is based on the inception date of the class. You cannot invest directly in an index.

The performance data presented represents past performance; future results may vary. Performance data does not reflect the deduction of taxes that would be paid on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Please see www.transamericainvestments.com for performance data current to the most recent month-end. Net Asset Value (“NAV”) returns include the reinvestment of dividends and capital gains. Fund shares are sold without a sales load.

Performance figures reflect any fee waivers and/or expense reimbursements by the Investment Adviser. Without such waivers and/or reimbursements, the performance would be lower. Future waivers and/or reimbursements are at the discretion of the Investment Adviser.

Stocks may be volatile, their prices may go up and down dramatically over the shorter term. The prices of the securities the sub-adviser believes are undervalued may not appreciate as anticipated, or may go down. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks. This material must be preceded or accompanied by a current prospectus, which includes specific contents regarding the investment objectives and policies of this fund. This fund is only available in Class I2 shares, which are not available for direct investment by the public.

Russell Investment Group is the source and owner of the trademarks, service marks, and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.

Transamerica Funds		Annual Report 2012

Transamerica Total Return

(formerly, Transamerica PIMCO Total Return)

(unaudited)

MARKET ENVIRONMENT

During the last months of 2011, policy initiatives were the major market drivers. In its December meeting, the Federal Open Market Committee (“FOMC”) left the federal funds rate unchanged and maintained its existing policy of extending the average maturity of its holdings and reinvesting its principal payments. The FOMC noted that the “economy has been expanding moderately, notwithstanding some apparent slowing in global growth,” and highlighted the recent improvement in overall labor markets and household spending. On the outlook, the FOMC noted that it “continues to expect a moderate pace of economic growth over coming quarters and consequently anticipates that the unemployment rate will decline only gradually,” but pointed to the continued downside risks due to the ongoing pressures in the global financial markets.

Entering 2012, after posting a revised 2.0 percent growth rate for the first quarter, the U.S. economy grew at a 1.5 percent annual rate during the second quarter, as consumer spending and business investment slowed, according to gross domestic product data released in July. Personal consumption expenditures increased by only 1.5 percent, the smallest gain in a year, from April through June, with spending on durable goods, particularly automobiles, slowing. The Conference Board’s consumer confidence index surprised observers by increasing for the first time since February, from a revised 62.7 in June to 65.9 in July as consumers grew more optimistic about the near-term prospects for business conditions and the labor market. Despite this positive report, July’s unemployment rate increased slightly to 8.3 percent. Fewer consumers are expecting an increase in their incomes in the short-term. In spite of the slight uptick in the jobless rate, non-farm payrolls rose by 163,000 during the month, beating forecasts and alleviating some concerns of a slowing U.S. economy. After falling 0.3 percent in May, the headline consumer price index remained unchanged in June at a 1.7 percent increase over the past 12 months, in line with expectations. Energy costs fell during June by 1.4 percent as gasoline prices decreased for the third straight month; however, food prices increased by 0.2 percent from May this year.

Risk appetite returned to financial markets during the last part of the fiscal year as investors responded to additional unconventional monetary policies. The European Central Bank (“ECB”) President, Mario Draghi, delivered on his pledge to do “whatever it takes” to support the euro and the eurozone by unveiling the ECB’s Outright Monetary Transactions (“OMT”). The program entails unlimited, but conditional, purchases of eurozone government bonds with maturities of one to three years in the secondary market. Sovereign yields in both Spain and Italy fell during the quarter, following renewed investor confidence in European policymakers’ ability and willingness to support the eurozone. The FOMC met and confirmed their stance on rates, open-ended quantitative easing and Operation Twist. Finally, the threat of extreme weather in the U.S. eastern seaboard from hurricane Sandy and the contentious U.S. election triggered some safe-haven buying and gave the markets a risk-off tone.

PERFORMANCE

For the year ended October 31, 2012, Transamerica Total Return Class I2 returned 8.30%. By comparison, its benchmark, the Barclays U.S. Aggregate Bond Index (“Barclays U.S. Aggregate Bond”), returned 5.25%.

STRATEGY REVIEW

The Transamerica Total Return outperformed the Barclays U.S. Aggregate Bond for the fiscal year ending October 31, 2012. An underweight to U.S. duration for most of the period, particularly the long-end of the yield curve, detracted from performance as interest rates fell across the curve. Conversely, exposure to non-U.S. developed interest rates, particularly core Europe and Australia, added to performance as rates fell on fears of a global economic slowdown. Additionally, exposure to local rates in Brazil added to performance as the central bank cut the main policy rate multiple times to help stimulate growth. On the spread sector front, exposure to Agency and non-agency mortgage-backed securities was positive for performance as the Federal Reserve remains committed to accommodative policies to support the U.S. housing market. In addition, exposure to non-taxable municipal bonds also added to returns as technical factors improved, causing spreads to narrow.

We used government bond futures for duration management, substitution for direct investment, and hedging/risk management. We used interest rates swaps for duration management, substitution for direct interest rate exposure, and hedging/risk management. We used credit default swaps for credit quality management, hedging/risk management, liquidity management, income (for sell protection positions), and substitution for direct credit investment. We used swaptions for hedging/risk management, income (for written positions), and substitution for direct credit investment. We used money market futures for duration management and substitute for direct investment. We used foreign-exchange forwards for currency management and hedging/risk management. An underweight to U.S. duration, partially implemented via government bond futures, detracted from returns as interest rates fell across the curve. Yield curve positioning, partially implemented using money market futures, added to returns. An underweight to the overall corporate market, partly through the use of credit default swaps, was negative for returns as corporates outperformed like-duration Treasuries. Exposure to Emerging Markets, particularly Brazil and Mexico, partly through the use of interest rate swaps contributed to performance. Currency positioning in various currencies using foreign-exchange forwards was positive for performance.

Chris P. Dialynas

Portfolio Manager

Pacific Investment Management Company LLC

Transamerica Funds		Annual Report 2012

Transamerica Total Return

(formerly, Transamerica PIMCO Total Return)

(unaudited)

Average Annual Total Return for Periods Ended 10/31/2012

	1 Year	5 Years	10 Years or Life of Fund	Inception Date
Class I2 (NAV)	8.30%	7.75%	7.24%	11/15/2005
Barclays U.S. Aggregate Bond *	5.25%	6.38%	6.10%

NOTES

*	The Barclays U.S Aggregate Bond Index (“Barclays U.S. Aggregate Bond”) is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The 10 Years or Life of Fund calculation is based on the inception date of the class. You cannot invest directly in an index.

The performance data presented represents past performance; future results may vary. Performance data does not reflect the deduction of taxes that would be paid on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Please see www.transamericainvestments.com for performance data current to the most recent month-end. Net Asset Value (“NAV”) returns include the reinvestment of dividends and capital gains. Fund shares are sold without a sales load.

Performance figures reflect any fee waivers and/or expenses reimbursements by the Investment Adviser. Without such waivers and/or reimbursements, the performance would be lower. Future waivers and/or reimbursements are at the discretion of the Investment Adviser.

This fund will normally invest its assets in a diversified portfolio of fixed-income securities. The fund may invest in non-U.S. securities and may invest a portion of its assets in high-yield securities. Investing in non-U.S. securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. This material must be preceded or accompanied by a current prospectus, which includes specific contents regarding the investment objectives and policies of this fund. This fund is only available in Class I2 shares, which are not available for direct investment by the public.

Transamerica Funds		Annual Report 2012

Transamerica Value

(formerly, Transamerica Third Avenue Value)

(unaudited)

MARKET ENVIRONMENT

During the fourth calendar quarter of 2011 we reported to Transamerica that, “(the) global markets recovery favored large, U.S.-based, dividend paying blue chip companies. It is our belief that this “safety trade” has created the opportunity for more long-term value in the generally overlooked and under-followed companies in which we invest.” Since writing that, we have seen the market largely vindicate our interpretation. Through calendar 2012, equity markets have risen worldwide, though conditions remained volatile as investors watched Europe edge towards resolution of its sovereign debt issues and tried to measure the slowing growth in the U.S. and China.

PERFORMANCE

For the year ended October 31, 2012, Transamerica Value Class I2 returned 10.42%. By comparison, its primary and secondary benchmarks, the Russell 3000® Value Index and the Morgan Stanley Capital International World Index (“MSCI World”), returned 16.70% and 10.11%, respectively.

STRATEGY REVIEW

As always, we managed the fund with an eye towards generating superior, long-term results while minimizing investment risk. We invested in companies trading at significant discount to net asset value (“NAV”) that have capacity to grow over time. During the year, we identified eight new investments and sold eleven positions. Two holdings (Viterra and Pharmaceutical Products Development) were subject to, or are pending, take over.

During the year, we had an average 47% exposure to North America and 16.4% exposure to Hong Kong, with just under 10% cash. We found opportunities for buying and selling across industries and around the world and though financials (a broad GICS sector that includes not just banks but insurance, real estate and holding companies) were the largest collective performance contributors, we saw gains spread widely across the fund. On a country basis our Canadian stocks were the largest performance contributors, largely due to the pending take over bid for Viterra, which is based in Calgary, Alberta.

Viterra, a grain storage and handling company with operations in Western Canada and Australia, was the strongest performance contributor during the year as it is subject to a takeover bid by Glencore International. A takeover of this type was a possible exit that we had included in our investment thesis. Viterra had built the most sophisticated grain network in western Canada. As the region was deregulated, we expected that other agricultural firms would want access. It would have been very difficult for a competitor to build its own resources with Viterra dominating the market.

The next strongest performance contributor was a German specialty chemical company Lanxess AG. Lanxess executed extremely well all year and despite volatility owing to it being domiciled in troubled Europe, it proved that its revenues were protected by its global customer base, including major inroads recently made into emerging markets. Over the last twelve months we’ve trimmed this position as the stock price has appreciated.

The largest detractor from performance this year was AVX Corp (“AVX”). AVX, which is majority owned by Kyocera Electronics, makes passive electronic components. AVX has been operating in a difficult environment for technology spending and is in the process of finalizing an environmental liability, but it has a solid competitive position and a rich balance sheet. We believe that AVX has the flexibility and strength to deliver strong returns over time, despite present challenges.

Curtis R. Jensen

Yang Lie

Ian Lapey

Michael Lehman

Portfolio Manager

Third Avenue Management LLC

Transamerica Funds		Annual Report 2012

Transamerica Value

(formerly, Transamerica Third Avenue Value)

(unaudited)

Average Annual Total Return for Periods Ended 10/31/2012

	1 Year	5 Years	10 Years or Life of Fund	Inception Date
Class I2 (NAV)	10.42%	(3.36)%	(2.49)%	05/01/2007
Russell 3000® Value *	16.70%	(0.85)%	(0.72)%
MSCI World *	10.11%	(2.30)%	(0.71)%

NOTES

*

The Russell 3000® Value Index (“Russell 3000® Value”) and the Morgan Stanley Capital International World Index (“MSCI World”) are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The 10 Years or Life of Fund calculation is based on the inception date of the class. You cannot invest directly in an index.

The performance data presented represents past performance; future results may vary. Performance data does not reflect the deduction of taxes that would be paid on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Please see www.transamericainvestments.com for performance data current to the most recent month-end. Net Asset Value (“NAV”) returns include the reinvestment of dividends and capital gains. Fund shares are sold without a sales load.

Performance figures reflect any fee waivers and/or expense reimbursements by the Investment Adviser. Without such waivers and/or reimbursements, the performance would be lower. Future waivers and/or reimbursements are at the discretion of the Investment Adviser.

Growth stocks can be volatile and experience sharp price declines and certain types of stocks, especially technology, can be extremely volatile and subject to greater price swings than the broader market. Value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time or that an undervalued stock is actually appropriately priced. This material must be preceded or accompanied by a current prospectus, which includes specific contents regarding the investment objectives and policies of this fund. This fund is only available in Class I2 shares, which are not available for direct investment by the public.

Russell Investment Group is the source and owner of the trademarks, service marks, and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.

Transamerica Funds		Annual Report 2012

Understanding Your Funds’ Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees, dividend expense on short-sales, and other fund expenses.

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at May 1, 2012 and held for the entire period until October 31, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Fund Name(B)	Beginning Account Value	Ending Account Value	Expenses Paid During Period(C)	Ending Account Value	Expenses Paid During Period(C)	Annualized Expense Ratio
Transamerica Arbitrage Strategy	$1,000.00	$966.80	$9.00	$1,015.99	$9.22	1.82	%(D)
Transamerica Bond	1,000.00	1,074.70	3.65	1,021.62	3.56	0.70
Transamerica Core Bond	1,000.00	1,030.30	2.40	1,022.77	2.39	0.47
Transamerica Developing Markets Equity	1,000.00	1,017.80	6.75	1,018.45	6.75	1.33
Transamerica Global Macro	1,000.00	1,003.50	7.55	1,017.60	7.61	1.50
Transamerica Global Real Estate Securities	1,000.00	1,047.80	4.99	1,020.26	4.93	0.97
Transamerica Growth	1,000.00	947.10	4.06	1,020.96	4.22	0.83
Transamerica International	1,000.00	1,022.60	5.24	1,019.96	5.23	1.03
Transamerica International Equity Opportunities	1,000.00	1,010.90	5.46	1,019.71	5.48	1.08
Transamerica International Small Cap	1,000.00	965.80	5.68	1,019.36	5.84	1.15
Transamerica International Value Opportunities	1,000.00	993.30	5.41	1,019.71	5.48	1.08
Transamerica Large Company	1,000.00	1,020.40	4.27	1,020.91	4.27	0.84
Transamerica Long/Short Strategy	1,000.00	1,021.30	17.58	1,007.74	17.46	3.46	(E)
Transamerica Mid Cap Value	1,000.00	1,055.90	4.60	1,020.66	4.52	0.89
Transamerica Real Return TIPS	1,000.00	1,046.70	3.55	1,021.67	3.51	0.69
Transamerica Select Equity	1,000.00	1,017.90	3.91	1,021.27	3.91	0.77
Transamerica Total Return	1,000.00	1,040.50	3.80	1,021.42	3.76	0.74
Transamerica Value	1,000.00	1,031.60	4.44	1,020.76	4.42	0.87

(A)	5% return per year before expenses.
(B)	See the Notes to the Financial Statements for information regarding name changes for the funds.
(C)

Expenses are calculated using the fund’s annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days), and divided by the number of days in the year (366 days).

(D)	Includes dividends and interest on securities sold short (representing 0.57% of average net assets).
(E)	Includes dividends and interest on securities sold short (representing 2.00% of average net assets).

Transamerica Funds		Annual Report 2012

Schedules of Investments Composition

At October 31, 2012

(The following charts summarize the Schedules of Investments of the funds by asset type)

(unaudited)

Transamerica Arbitrage Strategy	% of Net Assets
Common Stocks	81.1%
Repurchase Agreement	12.3
Purchased Options	0.1
Other Assets and Liabilities—Net (A)	6.5

Total	100.0%

Transamerica Bond	% of Net Assets
Corporate Debt Securities	55.6%
Foreign Government Obligations	13.3
Securities Lending Collateral	12.8
Convertible Bonds	6.9
Mortgage-Backed Securities	5.5
U.S. Government Obligations	5.4
U.S. Government Agency Obligation	5.2
Convertible Preferred Stocks	2.5
Preferred Stocks	1.6
Common Stocks	1.0
Repurchase Agreement	0.9
Asset-Backed Securities	0.6
Preferred Corporate Debt Security	0.1
Other Assets and Liabilities—Net	(11.4)

Total	100.0%

Transamerica Core Bond	% of Net Assets
U.S. Government Agency Obligations	45.1%
Corporate Debt Securities	18.4
U.S. Government Obligations	16.5
Mortgage-Backed Securities	11.2
Asset-Backed Securities	4.7
Securities Lending Collateral	3.7
Foreign Government Obligations	2.0
Repurchase Agreement	1.5
Municipal Government Obligations	0.3
Other Assets and Liabilities—Net	(3.4)

Total	100.0%

Transamerica Developing Markets Equity	% of Net Assets
Common Stocks	93.8%
Securities Lending Collateral	10.4
Repurchase Agreement	4.1
Preferred Stocks	2.0
Other Assets and Liabilities—Net	(10.3)

Total	100.0%

Transamerica Global Macro	% of Net Assets
Short-Term U.S. Government Obligations	60.6%
Repurchase Agreement	39.8
Purchased Options	0.6
Other Assets and Liabilities—Net (A)	(1.0)

Total	100.0%

Transamerica Global Real Estate Securities	% of Net Assets
Common Stocks	99.1%
Securities Lending Collateral	13.8
Repurchase Agreement	0.8
Other Assets and Liabilities—Net	(13.7)

Total	100.0%

Transamerica Growth	% of Net Assets
Common Stocks	99.1%
Securities Lending Collateral	8.3
Repurchase Agreement	1.1
Other Assets and Liabilities—Net	(8.5)

Total	100.0%

Transamerica International	% of Net Assets
Common Stocks	96.9%
Securities Lending Collateral	10.3
Repurchase Agreement	3.0
Other Assets and Liabilities—Net	(10.2)

Total	100.0%

Transamerica International Equity Opportunities	% of Net Assets
Common Stocks	99.1%
Securities Lending Collateral	3.4
Repurchase Agreement	0.7
Right	0.0	(B)
Other Assets and Liabilities—Net	(3.2)

Total	100.0%

Transamerica International Small Cap	% of Net Assets
Common Stocks	96.0%
Securities Lending Collateral	9.0
Repurchase Agreement	3.1
Preferred Stocks	0.4
Other Assets and Liabilities—Net	(8.5)

Total	100.0%

Transamerica International Value Opportunities	% of Net Assets
Common Stocks	95.2%
Securities Lending Collateral	4.9
Repurchase Agreement	2.3
Preferred Stocks	2.0
Other Assets and Liabilities—Net (A)	(4.4)

Total	100.0%

Transamerica Large Company	% of Net Assets
Common Stocks	97.7%
Securities Lending Collateral	3.2
Short-Term Investment Company	2.4
Other Assets and Liabilities—Net	(3.3)

Total	100.0%

Transamerica Long/Short Strategy	% of Net Assets
Common Stocks	100.2%
Repurchase Agreement	0.2
Other Assets and Liabilities—Net (A)	(0.4)

Total	100.0%

Transamerica Funds		Annual Report 2012

Schedules of Investments Composition (continued)

At October 31, 2012

(The following charts summarize the Schedules of Investments of the funds by asset type)

(unaudited)

Transamerica Mid Cap Value	% of Net Assets
Common Stocks	98.8%
Securities Lending Collateral	10.2
Repurchase Agreement	1.3
Other Assets and Liabilities—Net	(10.3)

Total	100.0%

Transamerica Real Return TIPS	% of Net Assets
U.S. Government Obligations	98.7%
Foreign Government Obligations	8.9
Corporate Debt Securities	4.3
Mortgage-Backed Securities	1.5
Commercial Paper	0.6
Loan Assignments	0.5
Securities Lending Collateral	0.4
Asset-Backed Securities	0.4
U.S. Government Agency Obligations	0.2
Municipal Government Obligations	0.1
Repurchase Agreement	0.0	(B)
Purchased Straddle Swaptions	0.0	(B)
Purchased Swaptions	0.0	(B)
Other Assets and Liabilities—Net (A)	(15.6)

Total	100.0%

Transamerica Select Equity	% of Net Assets
Common Stocks	98.8%
Securities Lending Collateral	11.2
Repurchase Agreement	1.2
Other Assets and Liabilities—Net	(11.2)

Total	100.0%

Transamerica Total Return	% of Net Assets
U.S. Government Agency Obligations	32.4%
U.S. Government Obligations	21.0
Corporate Debt Securities	16.3
Short-Term U.S. Government Obligations	13.4
Repurchase Agreements	10.1
Mortgage-Backed Securities	7.5
Municipal Government Obligations	6.4
Foreign Government Obligations	5.8
Asset-Backed Securities	4.8
Commercial Papers	1.5
Certificate of Deposit	1.0
Convertible Preferred Stock	0.2
Securities Lending Collateral	0.2
Preferred Stock	0.1
Purchased Swaption	0.0	(B)
Other Assets and Liabilities—Net (A)	(20.7)

Total	100.0%

Transamerica Value	% of Net Assets
Common Stocks	86.7%
Repurchase Agreement	13.4
Securities Lending Collateral	5.7
Other Assets and Liabilities—Net	(5.8)

Total	100.0%

(A)        The Other Assets and Liabilities—Net category may include, but is not limited to, Reverse Repurchase Agreements, Forward Foreign Currency Contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, TBA Short Commitments, and Cash Collateral.

(B)        Amount rounds to less than 0.1%.

Transamerica Funds		Annual Report 2012

Transamerica Arbitrage Strategy

(formerly, Transamerica Water Island Arbitrage Strategy)

SCHEDULE OF INVESTMENTS

At October 31, 2012

	Shares	Value (000’s)
COMMON STOCKS—81.1%
Aerospace & Defense—0.6%
Ceradyne, Inc.	19,135	$669
Air Freight & Logistics—5.1%
TNT Express NV	561,346	5,912
Beverages—1.7%
Grupo Modelo SAB de CV	219,253	1,932
Biotechnology—0.4%
Devgen ‡	20,580	424
Chemicals—0.3%
Spartech Corp. ‡	45,681	391
Commercial Banks—0.9%
Citizens Republic Bancorp, Inc. ‡	31,094	564
West Coast Bancorp	19,849	437
Construction & Engineering—3.6%
Chicago Bridge & Iron Co. NV—Class Y Ŏ	16,386	615
Shaw Group, Inc. ‡ Ŏ	80,852	3,541
Distributors—0.0% ¥
CFAO SA	716	35
Diversified Financial Services—0.2%
Osaka Securities Exchange Co., Ltd.	62	231
Electrical Equipment—6.5%
Cooper Industries PLC—Class A Ŏ	100,832	7,556
Energy Equipment & Services—0.1%
Union Drilling, Inc. ‡	16,224	105
Food Products—5.8%
Viterra, Inc.	427,815	6,742
Health Care Equipment & Supplies—1.4%
China Kanghui Holdings, Inc. ADR ‡	54,494	1,668
Health Care Providers & Services—8.5%
AMERIGROUP Corp. ‡ Ŏ	47,913	4,377
Coventry Health Care, Inc. Ŏ	99,799	4,356
PSS World Medical, Inc. ‡	3,396	97
Sunrise Senior Living, Inc. ‡	83,105	1,196
Health Care Technology—0.3%
Mediware Information Systems ‡	13,761	302
Hotels, Restaurants & Leisure—0.4%
KFC Holdings Malaysia Bhd ‡	275,094	352
QSR Brands Bhd ‡	74,840	162
Independent Power Producers & Energy Traders—3.0%
GenOn Energy, Inc. ‡ Ŏ	1,378,480	3,543
Industrial Conglomerates—0.5%
Fraser and Neave, Ltd.	69,783	524
Insurance—0.8%
Flagstone Reinsurance Holdings SA	23,432	207
SeaBright Holdings, Inc.	60,736	666
Machinery—3.7%
Cascade Corp.	9,388	610
Industrea, Ltd.	602,695	788
Robbins & Myers, Inc.	48,896	2,899
Media—4.1%
Astral Media, Inc.—Class A	115,816	4,740
Metals & Mining—3.8%
BC Iron, Ltd.	39,583	114
CGA Mining, Ltd. ‡	100,209	304
Flinders Mines, Ltd. ‡	3,711,505	331
Nippon Steel & Sumitomo Metal Corp.	5,160	11
Sundance Resources, Ltd. ‡	5,145,440	1,896
Talison Lithium, Ltd. ‡	237,895	1,532
Yancoal Australia, Ltd.—Class CVR ‡	83,718	209
Multi-Utilities—0.3%
CH Energy Group, Inc.	5,965	388
Oil, Gas & Consumable Fuels—12.0%
Celtic Exploration, Ltd. ‡	144,375	3,770

	Shares	Value (000’s)
Oil, Gas & Consumable Fuels (continued)
Nexen, Inc. Ŏ	187,509	$4,482
Progress Energy Resources Corp.	271,746	5,475
Whitehaven Coal, Ltd.	125,073	396
Personal Products—0.0% ¥
Physicians Formula Holdings, Inc. ‡	9,249	45
Pharmaceuticals—4.0%
Medicis Pharmaceutical Corp.—Class A Ŏ	106,291	4,614
Real Estate Investment Trusts—0.3%
American Realty Capital Trust, Inc.	31,583	356
Road & Rail—4.1%
Dollar Thrifty Automotive Group, Inc. ‡	61,226	4,714
Semiconductors & Semiconductor Equipment—0.3%
Cymer, Inc. ‡	3,871	308
Software—3.1%
Kenexa Corp. ‡	77,618	3,567
Specialty Retail—0.9%
Douglas Holding AG	10,752	525
PEP Boys-Manny Moe & Jack	49,364	493
Thrifts & Mortgage Finance—2.4%
Hudson City Bancorp, Inc.	333,559	2,830
Wireless Telecommunication Services—2.0%
MetroPCS Communications, Inc. ‡ Ŏ	125,672	1,283
Sprint Nextel Corp. ‡	194,420	1,077

Total Common Stocks (cost $96,612)		94,361

	Notional Amount (000’s)	Value (000’s)
PURCHASED OPTIONS—0.1%
Call Option—0.0% ¥
MetroPCS Communications, Inc.	$17	5
Strike Price $ 12.50
Expires 01/19/2013
Put Options—0.1%
Aetna, Inc.	1	♦
Strike Price $ 40.00
Expires 11/17/2012
Aetna, Inc.	1	1
Strike Price $ 42.00
Expires 11/17/2012
Chicago Bridge & Iron Co. NV	5	10
Strike Price $ 38.00
Expires 01/19/2013
Chicago Bridge & Iron Co. NV	2	6
Strike Price $ 39.00
Expires 01/19/2013
Dollar Thrifty Automotive Group, Inc.	2	7
Strike Price $ 75.00
Expires 12/22/2012
MetroPCS Communications, Inc.	85	115
Strike Price $ 11.00
Expires 01/19/2013
Peet’s Coffee & Tea, Inc. Ә	1	♦
Strike Price $ 70.00
Expires 12/22/2012
Shaw Group, Inc.	30	14
Strike Price $ 35.00
Expires 01/19/2013
SPDR S&P 500 ETF Trust	1	1
Strike Price $ 138.00
Expires 11/17/2012

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Arbitrage Strategy

(formerly, Transamerica Water Island Arbitrage Strategy)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Notional Amount (000’s)	Value (000’s)
Put Options (continued)
SPDR S&P 500 ETF Trust	$7	$12
Strike Price $ 140.00
Expires 11/17/2012

Total Purchased Options (cost $219)		171

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—12.3%
State Street Bank & Trust Co. 0.03% ▲, dated 10/31/2012, to be repurchased at $14,259 on 11/01/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $14,544.	14,259	14,259
Total Repurchase Agreement (cost $14,259)

Total Investment Securities (cost $111,090) Õ		108,791
Other Assets and Liabilities—Net		7,512

Net Assets		$116,303

	Shares	Value (000’s)
SECURITIES SOLD SHORT—(12.0%)
COMMON STOCKS—(12.0%)
Chemicals—(0.2%)
PolyOne Corp.	(14,467)	$(274)
Commercial Banks—(2.9%)
Columbia Banking System, Inc.	(11,944)	(212)
FirstMerit Corp.	(19,581)	(271)
M&T Bank Corp.	(28,028)	(2,918)
Gas Utilities—0.0%
APA Group	(2)	(♦)
Health Care Providers & Services—(1.3%)
Aetna, Inc.	(35,435)	(1,549)
Independent Power Producers & Energy Traders—(3.1%)
NRG Energy, Inc.	(167,623)	(3,613)
Insurance—(0.1%)
Validus Holdings, Ltd.	(4,532)	(162)
Machinery—(3.3%)
Eaton Corp.	(78,124)	(3,688)
Metals & Mining—(0.3%)
B2Gold Corp. ‡	(74,155)	(307)
Oil, Gas & Consumable Fuels—(0.2%)
Celtic Exploration, Ltd. ‡ ξ	(55,420)	(222)
Energy Transfer Partners, LP	(953)	(41)
Real Estate Investment Trusts—(0.3%)
Realty Income Corp.	(9,057)	(356)
Semiconductors & Semiconductor Equipment—(0.3%)
ASML Holding NV	(5,782)	(318)
Wireless Telecommunication Services—0.0%
Sprint Nextel Corp. ‡	(100)	(1)

Total Securities Sold Short (proceeds $(12,931))		(13,932)

	Notional Amount (000’s)		Value (000’s)
WRITTEN OPTIONS—(0.1%)
Call Options—0.0% ¥
Aetna, Inc. Strike Price $ 40.00 Expires 11/17/2012	$	♦	$(1)
Aetna, Inc. Strike Price $ 41.00 Expires 11/17/2012		4	(10)
Aetna, Inc. Strike Price $ 42.00 Expires 11/17/2012		2	(4)
Aetna, Inc. Strike Price $ 45.00 Expires 11/17/2012		1	(1)
Ceradyne, Inc. Strike Price $ 35.00 Expires 11/17/2012		7	(♦)
Ceradyne, Inc. Strike Price $ 35.00 Expires 12/22/2012		9	(1)
Dollar Thrifty Automotive Group, Inc. Strike Price $ 85.00 Expires 01/19/2013		2	(2)
FirstMerit Corp. Ә Strike Price $ 15.00 Expires 11/17/2012		3	(♦)
FirstMerit Corp. Strike Price $ 15.00 Expires 12/22/2012		8	(1)
Medicis Pharmaceutical Corp. Strike Price $ 44.00 Expires 12/22/2012		8	(1)
MetroPCS Communications, Inc. Strike Price $ 12.00 Expires 11/17/2012		9	(♦)
MetroPCS Communications, Inc. Ә Strike Price $ 14.00 Expires 11/17/2012		4	(♦)
MetroPCS Communications, Inc. Ә Strike Price $ 15.00 Expires 11/17/2012		55	(3)
MetroPCS Communications, Inc. Strike Price $ 14.00 Expires 01/19/2013		33	(8)
Peet’s Coffee & Tea, Inc. Ә Strike Price $ 75.00 Expires 12/22/2012		♦	♦
Peet’s Coffee & Tea, Inc. Ә Strike Price $ 80.00 Expires 12/22/2012		1	♦
Robbins & Myers, Inc. Strike Price $ 60.00 Expires 11/17/2012		3	(♦)
Robbins & Myers, Inc. Strike Price $ 60.00 Expires 01/19/2013		4	(♦)
Shaw Group, Inc. Strike Price $ 43.00 Expires 01/19/2013		22	(47)
Shaw Group, Inc. Strike Price $ 44.00 Expires 01/19/2013		1	(1)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Arbitrage Strategy

(formerly, Transamerica Water Island Arbitrage Strategy)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Notional Amount (000’s)	Value (000’s)
Call Options (continued)
Sprint Nextel Corp. Strike Price $ 5.00 Expires 11/17/2012	$30	$(17)
Sprint Nextel Corp. Strike Price $ 5.50 Expires 11/17/2012	34	(4)
Sprint Nextel Corp. Strike Price $ 6.00 Expires 11/17/2012	49	(1)
Put Options—(0.1%)
Dollar Thrifty Automotive Group, Inc. Strike Price $ 67.50 Expires 01/19/2013	2	(4)
FirstMerit Corp. Strike Price $ 15.00 Expires 11/17/2012	3	(3)
FirstMerit Corp. Strike Price $ 15.00 Expires 12/22/2012	7	(10)

	Notional Amount (000’s)	Value (000’s)
Put Options (continued)
MetroPCS Communications, Inc. Strike Price $ 10.00 Expires 11/17/2012	$52	$(16)
MetroPCS Communications, Inc. Strike Price $ 11.00 Expires 11/17/2012	3	(3)
MetroPCS Communications, Inc. Strike Price $ 10.00 Expires 12/22/2012	33	(18)
Shaw Group, Inc. Ә Strike Price $ 27.00 Expires 01/19/2013	1	(♦)
SPDR S&P 500 ETF Trust Strike Price $ 130.00 Expires 11/17/2012	1	(♦)
Sprint Nextel Corp. Strike Price $ 5.50 Expires 11/17/2012	75	(5)

Total Written Options (premiums: $(152))		(161)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
AUD	GSC	(45)	12/14/2012	$(46)	$	(♦	)
AUD	GSC	(50)	12/14/2012	(52)		(♦	)
AUD	GSC	(40)	12/14/2012	(42)		♦
AUD	GSC	54	12/14/2012	55		1
AUD	GSC	42	12/14/2012	44		(♦	)
AUD	GSC	56	12/14/2012	59		(1)
AUD	GSC	(55)	12/14/2012	(56)		(1)
AUD	GSC	(25)	12/14/2012	(25)		(1)
AUD	GSC	(9)	12/14/2012	(9)		(♦	)
AUD	GSC	(8)	12/14/2012	(8)		♦
AUD	GSC	(2)	12/14/2012	(2)		(♦	)
AUD	GSC	(25)	12/14/2012	(26)		♦
AUD	GSC	(10)	12/14/2012	(10)		(♦	)
AUD	GSC	(15)	12/14/2012	(16)		♦
AUD	GSC	(3,834)	12/14/2012	(3,966)		1
AUD	GSC	(27)	12/14/2012	(28)		♦
AUD	GSC	23	12/14/2012	24		♦
AUD	GSC	23	12/14/2012	23		♦
AUD	GSC	5	12/14/2012	5		♦
AUD	GSC	50	12/14/2012	52		♦
AUD	GSC	590	12/14/2012	610		♦
AUD	GSC	(20)	12/14/2012	(21)		♦
AUD	GSC	(140)	12/14/2012	(147)		2
AUD	GSC	(60)	12/14/2012	(62)		(♦	)
AUD	GSC	(1)	12/14/2012	(1)		(♦	)
AUD	GSC	(13)	12/14/2012	(13)		(♦	)
BRL	GSC	950	12/14/2012	465		(♦	)
BRL	GSC	403	12/14/2012	197		♦
BRL	GSC	66	12/14/2012	32		♦
BRL	GSC	(2,819)	12/14/2012	(1,378)		(2)
BRL	GSC	190	12/14/2012	93		(♦	)
BRL	GSC	190	12/14/2012	93		♦
BRL	GSC	150	12/14/2012	73		♦
BRL	GSC	500	12/14/2012	245		(1)
BRL	GSC	160	12/14/2012	78		♦
BRL	GSC	210	12/14/2012	102		♦

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Arbitrage Strategy

(formerly, Transamerica Water Island Arbitrage Strategy)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
CAD	GSC	(235)	12/14/2012	$(240)	$5
CAD	GSC	800	12/14/2012	804	(4)
CAD	GSC	(1,100)	12/14/2012	(1,106)	5
CAD	GSC	(1,050)	12/14/2012	(1,064)	14
CAD	GSC	20	12/14/2012	20	(♦ )
CAD	GSC	60	12/14/2012	62	(2)
CAD	GSC	15	12/14/2012	15	(♦ )
CAD	GSC	245	12/14/2012	251	(5)
CAD	GSC	33	12/14/2012	34	(1)
CAD	GSC	46	12/14/2012	47	(1)
CAD	GSC	(60)	12/14/2012	(60)	1
CAD	GSC	450	12/14/2012	452	(2)
CAD	GSC	(1,100)	12/14/2012	(1,106)	6
CAD	GSC	(65)	12/14/2012	(66)	1
CAD	GSC	(20)	12/14/2012	(20)	♦
CAD	GSC	(18)	12/14/2012	(18)	♦
CAD	GSC	(300)	12/14/2012	(300)	(♦ )
CAD	GSC	(160)	12/14/2012	(163)	2
CAD	GSC	(100)	12/14/2012	(102)	2
CAD	GSC	(100)	12/14/2012	(101)	1
CAD	GSC	(40)	12/14/2012	(41)	1
CAD	GSC	550	12/14/2012	560	(9)
CAD	GSC	720	12/14/2012	735	(15)
CAD	GSC	160	12/14/2012	163	(3)
CAD	GSC	150	12/14/2012	150	♦
CAD	GSC	500	12/14/2012	501	(1)
CAD	GSC	(21,570)	12/14/2012	(22,135)	558
EUR	GSC	(90)	12/14/2012	(117)	♦
EUR	GSC	(140)	12/14/2012	(183)	1
EUR	GSC	(4,888)	12/14/2012	(6,286)	(52)
EUR	GSC	170	12/14/2012	221	(1)
EUR	GSC	(210)	12/14/2012	(271)	(1)
EUR	GSC	(40)	12/14/2012	(52)	(♦ )
EUR	GSC	14	12/14/2012	18	(♦ )
EUR	GSC	115	12/14/2012	151	(2)
EUR	GSC	54	12/14/2012	70	♦
EUR	GSC	76	12/14/2012	100	(1)
EUR	GSC	87	12/14/2012	114	(1)
EUR	GSC	45	12/14/2012	59	(♦ )
EUR	GSC	(130)	12/14/2012	(169)	♦
EUR	GSC	(160)	12/14/2012	(209)	1
EUR	GSC	(79)	12/14/2012	(102)	(1)
EUR	GSC	(110)	12/14/2012	(143)	♦
EUR	GSC	(35)	12/14/2012	(45)	(♦ )
EUR	GSC	(270)	12/14/2012	(350)	(♦ )
EUR	GSC	(22)	12/14/2012	(28)	(♦ )
EUR	GSC	(189)	12/14/2012	(246)	1
EUR	GSC	(600)	12/14/2012	(776)	(2)
EUR	GSC	6	12/14/2012	8	♦
EUR	GSC	45	12/14/2012	58	♦
EUR	GSC	10	12/14/2012	13	♦
EUR	GSC	25	12/14/2012	32	♦
EUR	GSC	740	12/14/2012	955	5
EUR	GSC	78	12/14/2012	100	1
EUR	GSC	100	12/14/2012	130	(1)
EUR	GSC	53	12/14/2012	69	(1)
JPY	GSC	(200)	12/14/2012	(3)	♦
JPY	GSC	280	12/14/2012	3	♦
JPY	GSC	(2,300)	12/14/2012	(29)	♦
JPY	GSC	(380)	12/14/2012	(5)	♦
JPY	GSC	1,490	12/14/2012	19	(♦ )
JPY	GSC	(200)	12/14/2012	(3)	♦
JPY	GSC	450	12/14/2012	6	(♦ )
JPY	GSC	2,500	12/14/2012	32	(1)
JPY	GSC	150	12/14/2012	2	(♦ )
JPY	GSC	(200)	12/14/2012	(3)	(♦ )

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Arbitrage Strategy

(formerly, Transamerica Water Island Arbitrage Strategy)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
JPY	GSC	(2,400)	12/14/2012	$(31)	$1
JPY	GSC	(2,300)	12/14/2012	(29)	1
JPY	GSC	(1,500)	12/14/2012	(19)	♦
JPY	GSC	(280)	12/14/2012	(4)	♦
JPY	GSC	(76,341)	12/14/2012	(982)	26
JPY	GSC	60,150	12/14/2012	775	(21)
JPY	GSC	275	12/14/2012	4	(♦	)
JPY	GSC	550	12/14/2012	7	(♦	)
JPY	GSC	370	12/14/2012	5	(♦	)
JPY	GSC	300	12/14/2012	4	(♦	)
JPY	GSC	90	12/14/2012	1	(♦	)
JPY	GSC	1,000	12/14/2012	13	(♦	)
JPY	GSC	600	12/14/2012	8	(♦	)
JPY	GSC	(1,300)	12/14/2012	(17)	♦
MYR	GSC	(18)	12/14/2012	(6)	(♦	)
MYR	GSC	(17)	12/14/2012	(6)	(♦	)
MYR	GSC	16	12/14/2012	5	♦
MYR	GSC	(1,535)	12/14/2012	(496)	(7)
MYR	GSC	(20)	12/14/2012	(7)	(♦	)
NZD	GSC	(4)	12/14/2012	(3)	♦
NZD	GSC	2	12/14/2012	1	♦
NZD	GSC	27	12/14/2012	22	♦
NZD	GSC	7	12/14/2012	6	♦
NZD	GSC	(28)	12/14/2012	(23)	♦
NZD	GSC	(14)	12/14/2012	(12)	♦
NZD	GSC	11	12/14/2012	9	♦
SGD	GSC	(29)	12/14/2012	(24)	(♦	)
SGD	GSC	(156)	12/14/2012	(127)	(1)
SGD	GSC	8	12/14/2012	7	(♦	)
SGD	GSC	(48)	12/14/2012	(39)	(♦	)
SGD	GSC	1	12/14/2012	1	♦
SGD	GSC	(416)	12/14/2012	(339)	(2)

					$493

OVER THE COUNTER SWAP AGREEMENTS: p

TOTAL RETURN SWAP AGREEMENTS—PAYABLE: (A)

Reference Entity	Floating Rate	Termination Date	Counterparty	Notional Amount (000’s)	Market Value (000’s)	Premiums Paid (Received) (000’s)	Unrealized Appreciation (Depreciation) (000’s)
Agis Group PLC Ә	GBP-1M-LIBOR-BBA	01/16/2013	UBS	$5,408	$(14)	$—	$(14)
CFAO SA Ә	EUR-1M-LIBOR-BBA	09/30/2013	UBS	3,127	(2)	—	(2)
Consolidated Media Holdings, Ltd. Ә	AUD-1M-LIBOR-BBA	01/16/2013	UBS	1,134	—	—	—
Dollar Thrifty Automotive Group, Inc. Ә	USD-1M-LIBOR-BBA	10/02/2017	UBS	251	(7)	—	(7)
Flinders Mines, Ltd. Ә	AUD-1M-LIBOR-BBA	01/16/2013	UBS	265	(3)	—	(3)
Gloucester Coal, Ltd. Ә	AUD-1M-LIBOR-BBA	01/16/2013	UBS	2,409	—	—	—
Nexen, Inc. Ә	USD-1M-LIBOR-BBA	10/02/2017	UBS	846	18	—	18
Progress Energy Resources Corp. Ә	CAD-1M-LIBOR-BBA	10/02/2017	UBS	360	32	—	32
Viterra, Inc. Ә	CAD-1M-LIBOR-BBA	10/02/2017	UBS	1,146	7	—	7
Yancoal Australia, Ltd. Ә	AUD-1M-LIBOR-BBA	01/16/2013	UBS	556	—	—	—
Yancoal Australia, Ltd.—CVR Ә	AUD-1M-LIBOR-BBA	01/16/2013	UBS	1,861	—	—	—

					$31	$—	$31

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Arbitrage Strategy

(formerly, Transamerica Water Island Arbitrage Strategy)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of 10/31/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received) Pledged (000’s)	Net Exposures (1) (000’s)
GSC	$493	$—	$493
UBS	31	7,450	7,481

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

‡	Non-income producing security.
Ŏ	All or a portion of these securities has been segregated with the broker for options and short position contracts. Total value of securities segregated for options and short position contracts is $27,206.
¥	Percentage rounds to less than 0.1%.
Ә	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is less than $1, or less than 0.01% of the fund’s net assets, and total aggregate market value of fair valued derivatives is $28, or 0.02% of the fund’s net assets.
	Rate shown reflects the yield at 10/31/2012.
ξ	When-issued security.
P	Aggregate cost for federal income tax purposes is $112,999. Net unrealized depreciation for tax purposes is $4,208.
¿	Amount is less than 1.
p	Cash in the amount of $7,450 has been segregated as collateral with the broker for open swaps and forward foreign currency contracts.
(A)

At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

DEFINITIONS:

ADR	American Depositary Receipt
BBA	British Banker’s Association
CVR	Contingent Value Right
ETF	Exchange-Traded Fund
GSC	Goldman Sachs & Co.
LIBOR	London Interbank Offered Rate
OTC	Over the Counter
SPDR	Standard & Poor’s Depositary Receipt
UBS	UBS Warburg LLC

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	United States Dollar

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/2012
Common Stocks	$82,451	$11,910	$—	$94,361
Purchased Options	171	—	—	171
Repurchase Agreement	—	14,259	—	14,259

Total	$82,622	$26,169	$—	$108,791

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Arbitrage Strategy

(formerly, Transamerica Water Island Arbitrage Strategy)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

VALUATION SUMMARY (all amounts in thousands) (continued): '

Securities Sold Short	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs			Level 3 - Significant Unobservable Inputs	Value at 10/31/2012
Common Stocks	$(13,932)	$	(♦	)	$—	$(13,932)

Other Financial Instruments	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/2012
Written Options	$(158)	$(3)	$—	$(161)

Other Financial Instruments ₣	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/2012
Forward Foreign Currency Contracts—Appreciation	$—	$637	$—	$637
Forward Foreign Currency Contracts—Depreciation	—	(144)	—	(144)
Total Return Swaps—Appreciation	—	57	—	57
Total Return Swaps—Depreciation	—	(26)	—	(26)

Total	$—	$524	$—	$524

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 10/31/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Bond

(formerly, Transamerica Loomis Sayles Bond)

SCHEDULE OF INVESTMENTS

At October 31, 2012

	Principal (000’s)		Value (000’s)
U.S. GOVERNMENT OBLIGATIONS—5.4%
United States—5.4%
U.S. Treasury Note
0.25%, 03/31/2014		$9,315	$9,315
0.88%, 01/31/2017		29,905	30,256

Total U.S. Government Obligations (cost $39,293)			39,571

U.S. GOVERNMENT AGENCY OBLIGATION—5.2%
United States—5.2%
Fannie Mae
3.50%, 06/01/2042		36,169	38,581
Total U.S. Government Agency Obligation (cost $37,973)
FOREIGN GOVERNMENT OBLIGATIONS—13.3%
Australia—0.8%
Queensland Treasury Corp.
7.13%, 09/18/2017—144A	NZD	5,865	5,546
Brazil—1.8%
Brazilian Government International Bond
8.50%, 01/05/2024	BRL	9,100	5,242
Republic of Brazil
10.25%, 01/10/2028		12,250	7,811
Canada—6.5%
Canada Housing Trust No. 1
3.60%, 06/15/2013—144A	CAD	19,980	20,312
Canadian Government Bond
4.25%, 06/01/2018		1,600	1,846
Province of Ontario Canada
2.95%, 02/05/2015 ^		$15,610	16,457
4.20%, 03/08/2018—06/02/2020	CAD	6,965	7,845
Province of Quebec Canada
6.75%, 11/09/2015	NZD	2,825	2,542
Ireland—0.5%
Ireland Government Bond
5.00%, 10/18/2020	EUR	285	375
5.40%, 03/13/2025		2,060	2,722
Italy—0.1%
Italy Buoni Poliennali del Tesoro
5.75%, 02/01/2033		560	742
Mexico—1.9%
United Mexican States
8.00%, 12/07/2023	MXN	150,800	13,776
Philippines—0.2%
Republic of The Philippines
4.95%, 01/15/2021	PHP	50,000	1,335
Portugal—0.1%
Portugal Obrigacoes do Tesouro OT
4.95%, 10/25/2023—Reg S	EUR	910	911
Spain—0.8%
Spain Government Bond
4.65%, 07/30/2025		5,005	5,641
Supranational—0.4%
Asian Development Bank
2.50%, 03/15/2016 ^		$2,845	3,030
Uruguay—0.2%
Uruguay Government International Bond
4.38%, 12/15/2028	UYU	30,672	1,834

Total Foreign Government Obligations (cost $88,873)			97,967

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES—5.5%
United States—5.5%
American Home Mortgage Investment Trust
Series 2004-3, Class 3A 2.56%, 10/25/2034 *	$444	$374
Banc of America Funding Corp.
Series 2006-I, Class 1A1 2.72%, 12/20/2036 *	187	187
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2007-2, Class A4 5.63%, 04/10/2049 *	500	581
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-3, Class 2A 2.96%, 07/25/2034 *	224	214
Series 2004-10, Class 11A1 3.03%, 01/25/2035 *	76	70
Citicorp Mortgage Securities, Inc.
Series 2006-5, Class 1A2 6.00%, 10/25/2036	442	446
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-HYB4, Class 2A1 2.78%, 09/20/2034 *	566	514
Series 2005-11, Class 4A1 0.48%, 04/25/2035 *	828	582
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-1, Class 3A4 5.25%, 05/25/2028	296	298
Credit Suisse Mortgage Capital Certificates
Series 2007-C3, Class A4 5.68%, 06/15/2039 *	2,410	2,740
Series 2007-C4, Class A4 5.76%, 09/15/2039 *	1,200	1,380
Series 2007-C5, Class A4 5.70%, 09/15/2040 *	4,785	5,515
Series 2008-C1, Class A3 6.07%, 02/15/2041 *	1,540	1,799
CW Capital Cobalt, Ltd.
Series 2006-C1, Class AM 5.25%, 08/15/2048	950	985
Extended Stay America Trust
Series 2010-ESHA, Class D 5.50%, 11/05/2027—144A	4,035	4,063
GMAC Mortgage Corp., Loan Trust
Series 2005-AR4, Class 3A1 3.56%, 07/19/2035 *	1,710	1,530
Greenwich Capital Commercial Funding Corp.
Series 2007-GG11, Class A4 5.74%, 12/10/2049	3,100	3,647
GS Mortgage Securities Corp. II
Series 2007-GG10, Class AM 5.79%, 08/10/2045 *	3,110	2,987
GSR Mortgage Loan Trust
Series 2004-14, Class 3A1 2.94%, 12/25/2034 *	286	245
IndyMac Index Mortgage Loan Trust
Series 2005-16IP, Class A1 0.53%, 07/25/2045 *	326	249
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-LDPX, Class AM 5.46%, 01/15/2049 *	400	422

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Bond

(formerly, Transamerica Loomis Sayles Bond)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal (000’s)	Value (000’s)
United States (continued)
JPMorgan Mortgage Trust
Series 2007-A1, Class 4A2 2.99%, 07/25/2035 *	$275	$279
Series 2007-A1, Class 5A1 2.98%, 07/25/2035 *	882	880
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-9, Class AM 5.86%, 09/12/2049 *	650	686
Morgan Stanley Capital I Trust
Series 2007-HQ12, Class AM 5.58%, 04/12/2049 *	875	898
Morgan Stanley Mortgage Loan Trust
Series 2005-7, Class 7A5 5.50%, 11/25/2035	1,575	1,513
Morgan Stanley Re-REMIC Trust
Series 2009-GG10, Class A4B 5.79%, 08/12/2045—144A *	2,900	3,193
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class AM 5.60%, 10/15/2048 *	2,200	2,379
WaMu Mortgage Pass-Through Certificates
Series 2006-AR17, Class 1A1A 0.96%, 12/25/2046 *	300	256
Series 2007-OA3, Class 2A1A 0.91%, 04/25/2047 *	569	467
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR2, Class 2A2 2.62%, 03/25/2035 *	822	811
Series 2005-AR4, Class 2A2 2.69%, 04/25/2035 *	529	535

Total Mortgage-Backed Securities (cost $33,744)		40,725

ASSET-BACKED SECURITIES—0.6%
United States—0.6%
Chesapeake Funding LLC
Series 2009-2A, Class B 1.96%, 09/15/2021—144A *	1,000	1,009
Series 2009-2A, Class C 1.96%, 09/15/2021—144A *	1,200	1,207
Countrywide Asset-Backed Certificates
Series 2004-13, Class AF5B 5.10%, 05/25/2035 *	625	524
Diamond Resorts Owner Trust
Series 2009-1, Class A 9.31%, 03/20/2026—144A	458	482
DSC Floorplan Master Owner Trust
Series 2011-1, Class B 8.11%, 03/15/2016—144A	850	860

Total Asset-Backed Securities (cost $3,663)		4,082

PREFERRED CORPORATE DEBT SECURITY—0.1%
United States—0.1%
Hercules, Inc.
6.50%, 06/30/2029	1,260	1,008
Total Preferred Corporate Debt Security (cost $1,072)

	Principal (000’s)		Value (000’s)
CORPORATE DEBT SECURITIES—55.6%
Australia—0.7%
Newcrest Finance Pty, Ltd.
4.20%, 10/01/2022—144A		$4,795	$4,918
Austria—0.7%
OGX Austria GmbH
8.38%, 04/01/2022—144A		6,100	5,123
8.50%, 06/01/2018—144A ^		800	698
Belgium—0.1%
Delhaize Group SA
5.70%, 10/01/2040		500	471
Canada—0.6%
Bell Canada
6.10%, 03/16/2035—144A	CAD	475	574
Bombardier, Inc.
7.45%, 05/01/2034—144A		$800	825
Connacher Oil and Gas, Ltd.
8.50%, 08/01/2019—144A ^		2,325	1,912
Methanex Corp.
5.25%, 03/01/2022		350	382
Cayman Islands—0.4%
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.35%, 06/30/2021—144A ^		1,067	1,230
Schahin II Finance Co. SPV, Ltd.
5.88%, 09/25/2022—144A ^		1,400	1,484
Chile—0.0% ¥
Banco Santander Chile
6.50%, 09/22/2020—144A	CLP	100,000	204
France—0.0% ¥
Societe Generale SA
5.20%, 04/15/2021—144A ^		$200	220
Isle of Man—0.3%
AngloGold Ashanti Holdings PLC
5.13%, 08/01/2022 ^		2,450	2,499
Korea, Republic of—1.5%
Export-Import Bank of Korea
4.00%, 11/26/2015—144A	PHP	386,300	9,852
Hyundai Capital Services, Inc.
3.50%, 09/13/2017—144A ^		$800	846
Luxembourg—3.3%
ArcelorMittal
5.75%, 08/05/2020 ^		835	805
6.00%, 03/01/2021 ^		1,490	1,439
6.50%, 02/25/2022		175	172
7.25%, 03/01/2041 ^		4,715	4,319
7.25%, 10/15/2039		6,975	6,475
Telecom Italia Capital SA
6.00%, 09/30/2034		7,180	6,749
6.38%, 11/15/2033		4,240	4,092
Mexico—0.6%
America Movil SAB de CV
8.46%, 12/18/2036	MXN	50,000	4,005
Mexichem SAB de CV
4.88%, 09/19/2022—144A ^		$800	846
Netherlands—2.5%
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
3.38%, 01/19/2017 ^		1,030	1,108
3.88%, 02/08/2022		1,810	1,958

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Bond

(formerly, Transamerica Loomis Sayles Bond)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal (000’s)		Value (000’s)
Netherlands (continued)
EDP Finance BV
4.90%, 10/01/2019—144A		$3,200	$3,104
6.00%, 02/02/2018—144A		200	204
Enel Finance International NV
5.13%, 10/07/2019—144A		800	847
6.00%, 10/07/2039—144A		11,190	10,840
6.80%, 09/15/2037—144A		100	105
Spain—1.2%
Telefonica Emisiones SAU
7.05%, 06/20/2036		8,925	9,192
United Kingdom—1.2%
Barclays Bank PLC
6.00%, 01/14/2021—Series EMTN	EUR	2,950	4,026
HBOS PLC
6.00%, 11/01/2033—144A		$200	176
6.75%, 05/21/2018—144A		3,600	3,816
Lloyds TSB Bank PLC
6.50%, 03/24/2020 ^	EUR	1,300	1,777
United States—42.5%
Alcatel-Lucent USA, Inc.
6.45%, 03/15/2029		$3,050	1,929
6.50%, 01/15/2028 ^		1,275	800
Ally Financial, Inc.
4.63%, 06/26/2015		7,195	7,475
American International Group, Inc.
6.25%, 03/15/2037		4,900	5,059
8.18%, 05/15/2058 *		5,210	6,500
American Tower Corp.
4.70%, 03/15/2022		3,330	3,679
Arch Coal, Inc.
7.25%, 06/15/2021 ^		2,215	1,955
Aviation Capital Group Corp.
6.75%, 04/06/2021—144A		1,055	1,096
Bank of America Corp.—Series K
8.00%, 01/30/2018 * Ž ^		215	239
Beazer Homes USA, Inc.
9.13%, 05/15/2019		1,890	1,985
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp.
8.38%, 02/15/2018—144A ^		830	849
Braskem America Finance Co.
7.13%, 07/22/2041—144A		2,765	3,111
Bruce Mansfield Unit
6.85%, 06/01/2034		2,599	2,770
CCO Holdings LLC / CCO Holdings Capital Corp.
7.38%, 06/01/2020 ^		350	392
CenturyLink, Inc.
7.20%, 12/01/2025		595	657
7.60%, 09/15/2039		5,435	5,571
Chesapeake Energy Corp.
6.63%, 08/15/2020		75	79
6.88%, 08/15/2018 ^		500	525
6.88%, 11/15/2020		490	519
CHS/Community Health Systems, Inc.
8.00%, 11/15/2019 ^		2,675	2,886
Citigroup, Inc.
6.00%, 10/31/2033		11,785	12,660
CommScope, Inc.
8.25%, 01/15/2019—144A		635	684

	Principal (000’s)		Value (000’s)
United States (continued)
Continental Airlines Pass-Through Trust
Series 2001-1, Class A1
6.70%, 06/15/2021		$694	$755
Series 2012-1, Class B
6.25%, 04/11/2020		300	317
Series 2012-2, Class B
5.50%, 10/29/2020		840	877
CVS Pass-Through Trust
6.94%, 01/10/2030		1,181	1,494
DDR Corp.
7.88%, 09/01/2020		1,585	2,061
Delta Air Lines, Inc., Pass-Through Trust
Series 2007-1, Class A
6.82%, 08/10/2022		2,133	2,396
Series 2007-1, Class B
8.02%, 08/10/2022		1,790	1,947
Dillard’s, Inc.
7.13%, 08/01/2018		990	1,090
Dynegy Holdings LLC
7.75%, 06/01/2019 Ә		650	¿
Energy Future Holdings Corp.—Series P
5.55%, 11/15/2014 ^		6,735	3,906
Energy Future Holdings Corp.—Series Q
6.50%, 11/15/2024 ^		1,110	436
Energy Future Holdings Corp.—Series R
6.55%, 11/15/2034 ^		305	116
Energy Transfer Partners, LP
5.20%, 02/01/2022		1,095	1,257
First Data Corp.
6.75%, 11/01/2020—144A		2,275	2,275
7.38%, 06/15/2019—144A		1,285	1,330
Ford Motor Co.
7.50%, 08/01/2026		115	135
Forethought Financial Group, Inc.
8.63%, 04/15/2021—144A		1,430	1,818
Frontier Communications Corp.
7.88%, 01/15/2027		2,160	2,176
General Electric Capital Corp.—Series A
7.13%, 06/15/2022 * Ž		6,600	7,551
General Electric Capital Corp.—Series GMTN
5.50%, 02/01/2017	NZD	230	200
7.63%, 12/10/2014		320	284
Goldman Sachs Group, Inc.
6.45%, 05/01/2036		$4,950	5,284
Goodyear Tire & Rubber Co.
7.00%, 05/15/2022 ^		620	650
HCA, Inc.
7.05%, 12/01/2027		105	99
7.50%, 12/15/2023—11/06/2033		3,655	3,621
7.58%, 09/15/2025		1,020	1,020
7.69%, 06/15/2025		1,545	1,560
7.75%, 07/15/2036 ^		125	125
8.36%, 04/15/2024		190	198
IFM US Colonial Pipeline 2 LLC
6.45%, 05/01/2021—144A		2,300	2,522
International Lease Finance Corp.
5.88%, 04/01/2019 ^		4,345	4,603
6.25%, 05/15/2019 ^		610	657

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Bond

(formerly, Transamerica Loomis Sayles Bond)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal (000’s)		Value (000’s)
United States (continued)
International Lease Finance Corp. (continued)
8.25%, 12/15/2020 ^		$710	$837
8.63%, 01/15/2022		3,555	4,297
JC Penney Corp., Inc.
6.38%, 10/15/2036 ^		2,232	1,839
7.40%, 04/01/2037		1,355	1,291
7.63%, 03/01/2097 ^		430	373
Jefferies Group, Inc.
6.25%, 01/15/2036		3,210	3,226
6.45%, 06/08/2027		275	288
6.88%, 04/15/2021		1,385	1,513
KB Home
7.25%, 06/15/2018 ^		945	1,035
7.50%, 09/15/2022 ^		2,210	2,401
8.00%, 03/15/2020 ^		1,280	1,430
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
7.38%, 10/01/2017—144A		1,020	1,033
Level 3 Financing, Inc.
8.63%, 07/15/2020 ^		985	1,074
9.38%, 04/01/2019		100	112
Mackinaw Power LLC
6.30%, 10/31/2023—144A § Δ		1,250	1,317
Macy’s Retail Holdings, Inc.
6.79%, 07/15/2027		1,065	1,239
Masco Corp.
5.85%, 03/15/2017		2,440	2,663
6.50%, 08/15/2032 ^		895	925
7.13%, 03/15/2020		1,505	1,745
7.75%, 08/01/2029		360	412
Meccanica Holdings USA, Inc.
6.25%, 07/15/2019—01/15/2040—144A		2,700	2,487
7.38%, 07/15/2039—144A		5,400	5,167
Merrill Lynch & Co., Inc.
6.05%, 05/16/2016 —06/01/2034		920	956
6.11%, 01/29/2037		8,010	8,768
MGM Resorts International
6.75%, 10/01/2020—144A ^		2,180	2,164
7.50%, 06/01/2016		2,395	2,538
8.63%, 02/01/2019—144A ^		620	670
Morgan Stanley
5.50%, 01/26/2020—07/24/2020		4,460	4,924
5.75%, 01/25/2021		6,000	6,714
8.00%, 05/09/2017	AUD	2,470	2,823
Morgan Stanley—Series GMTN
7.60%, 08/08/2017	NZD	1,350	1,184
New Albertsons, Inc.
6.63%, 06/01/2028		$4,210	2,247
7.45%, 08/01/2029		1,305	781
7.75%, 06/15/2026		680	414
8.00%, 05/01/2031		905	532
NGPL PipeCo LLC
7.77%, 12/15/2037—144A ^		2,000	2,054
9.63%, 06/01/2019—144A		760	874
NLV Financial Corp.
7.50%, 08/15/2033—144A		190	204
Northwest Airlines Pass-Through Trust
Series 2007-1, Class A
7.03%, 11/01/2019		6,035	6,668

	Principal (000’s)	Value (000’s)
United States (continued)
Owens Corning, Inc.
7.00%, 12/01/2036	$4,585	$5,279
Parker Drilling Co.
9.13%, 04/01/2018	325	348
PulteGroup, Inc.
6.00%, 02/15/2035	305	282
6.38%, 05/15/2033	1,850	1,795
7.88%, 06/15/2032	3,500	3,744
Qwest Capital Funding, Inc.
6.88%, 07/15/2028 ^	1,510	1,552
7.63%, 08/03/2021	1,000	1,128
Qwest Corp.
6.88%, 09/15/2033	2,770	2,784
7.20%, 11/10/2026 ^	895	904
7.25%, 10/15/2035 ^	290	300
Ralcorp Holdings, Inc.
6.63%, 08/15/2039	3,060	3,298
Reliance Holdings USA, Inc.
5.40%, 02/14/2022—144A	500	556
Residential Capital LLC
9.63%, 05/15/2015 Џ ‡	930	963
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
8.25%, 02/15/2021	4,400	4,323
9.00%, 04/15/2019	500	506
9.88%, 08/15/2019	400	419
RR Donnelley & Sons Co.
6.13%, 01/15/2017 ^	205	202
7.25%, 05/15/2018 ^	2,550	2,534
7.63%, 06/15/2020 ^	60	59
8.25%, 03/15/2019 ^	360	371
SandRidge Energy, Inc.
7.50%, 02/15/2023—144A	415	430
8.13%, 10/15/2022—144A	1,370	1,473
SLM Corp.
5.00%, 06/15/2018	175	174
5.63%, 08/01/2033	3,904	3,650
7.25%, 01/25/2022 ^	6,665	7,348
8.45%, 06/15/2018	4,030	4,789
Southwestern Energy Co.
4.10%, 03/15/2022—144A ^	1,570	1,699
Springleaf Finance Corp.
5.40%, 12/01/2015	110	103
6.90%, 12/15/2017 ^	7,760	6,829
Sprint Capital Corp.
6.88%, 11/15/2028	8,800	8,998
6.90%, 05/01/2019	70	76
8.75%, 03/15/2032	660	779
Sprint Nextel Corp.
9.00%, 11/15/2018—144A	1,090	1,346
Toys “R” Us, Inc.
7.38%, 10/15/2018	3,880	3,453
U.S. Steel Corp.
6.65%, 06/01/2037 ^	6,345	5,425
UAL Pass-Through Trust
Series 2007-1, Class A
6.64%, 07/02/2022	5,909	6,323

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Bond

(formerly, Transamerica Loomis Sayles Bond)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal (000’s)	Value (000’s)
United States (continued)
US Airways Pass-Through Trust
Series 2012-1, Class A
5.90%, 10/01/2024 ^	$1,835	$2,000
Series 2012-1, Class B
8.00%, 10/01/2019 ^	1,640	1,714
USG Corp.
6.30%, 11/15/2016	4,585	4,665
9.75%, 01/15/2018 ^	1,070	1,169
Valeant Pharmaceuticals International
6.38%, 10/15/2020—144A	1,520	1,600
6.75%, 08/15/2021—144A	1,670	1,774
7.25%, 07/15/2022—144A ^	1,395	1,510
VPI Escrow Corp.
6.38%, 10/15/2020—144A	5,725	6,026
Westvaco Corp.
7.95%, 02/15/2031	1,135	1,504
8.20%, 01/15/2030	2,985	4,035
Weyerhaeuser Co.
6.88%, 12/15/2033	4,740	5,874
6.95%, 10/01/2027 ^	130	158
7.38%, 03/15/2032	1,530	1,947

Total Corporate Debt Securities (cost $378,114)		410,910

CONVERTIBLE BONDS—6.9%
United States—6.9%
Chesapeake Energy Corp.
2.50%, 05/15/2037 ^	935	865
2.75%, 11/15/2035	145	140
Ciena Corp.
0.88%, 06/15/2017 ^	4,510	3,788
3.75%, 10/15/2018—144A	4,125	4,174
Ford Motor Co.
4.25%, 11/15/2016	3,715	5,468
Illumina, Inc.
0.25%, 03/15/2016—144A	265	249
Intel Corp.
2.95%, 12/15/2035 ^	1,645	1,785
3.25%, 08/01/2039	5,700	6,929
Jefferies Group, Inc.
3.88%, 11/01/2029	3,445	3,318
LAM Research Corp.
1.25%, 05/15/2018 ^	655	639
Lennar Corp.
2.00%, 12/01/2020—144A	65	93
2.75%, 12/15/2020—144A	75	135
Level 3 Communications, Inc.
7.00%, 03/15/2015—144A § Δ	2,110	2,441
Liberty Interactive LLC
3.50%, 01/15/2031	93	44
Micron Technology, Inc.
1.88%, 08/01/2031	2,465	2,074
2.38%, 05/01/2032—144A	2,260	1,996
3.13%, 05/01/2032—144A ^	175	156
Old Republic International Corp.
3.75%, 03/15/2018 ^	1,790	1,835

	Principal (000’s)	Value (000’s)
United States (continued)
Peabody Energy Corp.
4.75%, 12/15/2041 ^	$2,079	$1,884
Ryland Group, Inc.
1.63%, 05/15/2018	1,715	2,208
Standard Pacific Corp.
1.25%, 08/01/2032 ^	1,140	1,289
Steel Dynamics, Inc.
5.13%, 06/15/2014	355	377
Trinity Industries, Inc.
3.88%, 06/01/2036 ^	3,050	3,235
Vertex Pharmaceuticals, Inc.
3.35%, 10/01/2015	4,530	5,396

Total Convertible Bonds (cost $43,947)		50,518

	Shares	Value (000’s)
CONVERTIBLE PREFERRED STOCKS—2.5%
United States—2.5%
AES Trust III, 6.75% ^	10,950	544
Bank of America Corp., 7.25%	960	1,070
El Paso Energy Capital Trust I, 4.75%	6,300	345
General Motors Co., 4.75% ^	229,000	9,302
Goodyear Tire & Rubber Co., 5.88% ^	28,250	1,188
Health Care REIT, Inc., 6.50% ^	19,300	1,087
Lucent Technologies Capital Trust I, 7.75%	4,900	2,781
United Rentals Trust I, 6.50%	3,243	169
Wells Fargo & Co., 7.50%	1,340	1,675

Total Convertible Preferred Stocks (cost $21,548)		18,161

PREFERRED STOCKS—1.6%
United States—1.6%
Ally Financial, Inc., 7.00%—144A	5,495	5,296
Ally Financial, Inc., 8.50% *	93,825	2,350
Countrywide Capital IV, 6.75%	88,375	2,222
SLM Corp., 6.00% ^	78,825	1,923

Total Preferred Stocks (cost $9,156)		11,791

COMMON STOCKS—1.0%
United States—1.0%
Dynegy, Inc. ‡ ^	11,969	224
Ford Motor Co. ^	7,110	79
KB Home ^	181,675	2,903
National Fuel Gas Co. ^	69,815	3,680
Owens-Illinois, Inc. ‡ ^	10,796	210

Total Common Stocks (cost $5,796)		7,096

SECURITIES LENDING COLLATERAL—12.8%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.31% 	94,623,740	94,624
Total Securities Lending Collateral (cost $94,624)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Bond

(formerly, Transamerica Loomis Sayles Bond)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—0.9%
State Street Bank & Trust Co. 0.03% , dated 10/31/2012, to be repurchased at $6,283 on 11/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $6,410.	$6,283	$6,283
Total Repurchase Agreement (cost $6,283)

Total Investment Securities (cost $764,086) P		821,317
Other Assets and Liabilities—Net		(84,237)

Net Assets		$737,080

INVESTMENTS BY INDUSTRY (unaudited):	Percentage of Total Investment Securities	Value (000’s)
Foreign Government Obligations	11.9%	$97,967
Diversified Financial Services	6.2	50,741
Diversified Telecommunication Services	6.0	49,159
Mortgage-Backed Securities	5.0	40,725
Consumer Finance	4.9	39,937
U.S. Government Obligations	4.8	39,571
U.S. Government Agency Obligation	4.7	38,581
Capital Markets	3.6	29,274
Metals & Mining	3.2	26,430
Commercial Banks	3.0	24,812
Airlines	2.8	22,997
Oil, Gas & Consumable Fuels	2.7	21,983
Household Durables	2.3	19,300
Electric Utilities	2.2	17,771
Building Products	2.1	16,858
Insurance	1.9	15,415
Automobiles	1.8	14,984
Real Estate Investment Trusts	1.8	14,805
Semiconductors & Semiconductor Equipment	1.7	13,578
Communications Equipment	1.4	11,376
Pharmaceuticals	1.3	10,910
Health Care Providers & Services	1.2	9,509
Aerospace & Defense	1.0	8,479
Hotels, Restaurants & Leisure	0.8	6,221
Food & Staples Retailing	0.7	5,939
Multiline Retail	0.7	5,832
Paper & Forest Products	0.7	5,539
Biotechnology	0.7	5,396
Wireless Telecommunication Services	0.7	5,351
Chemicals	0.7	5,347
Household Products	0.6	5,248
Energy Equipment & Services	0.5	4,507
Commercial Services & Supplies	0.5	4,367
Asset-Backed Securities	0.5	4,082
Gas Utilities	0.4	3,679
Software	0.4	3,605
Independent Power Producers & Energy Traders	0.4	3,539
Specialty Retail	0.4	3,453
Food Products	0.4	3,298
Machinery	0.4	3,235
Electronic Equipment & Instruments	0.3	2,781
Auto Components	0.2	1,838
Road & Rail	0.1	1,096
Media	0.1	436
Life Sciences Tools & Services	0.0	¥249
Containers & Packaging	0.0	¥210

Investment Securities, at Value	87.7	720,410
Short-Term Investments	12.3	100,907

Total Investments	100.0%	$821,317

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Bond

(formerly, Transamerica Loomis Sayles Bond)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $92,617.
*	Floating or variable rate note. Rate is listed as of 10/31/2012.
¥	Percentage rounds to less than 0.1%.
¿	Amount is less than 1.
Ž	The security has a perpetual maturity. The date shown is the next call date.
Ә	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is less than $1, or less than 0.01% of the fund’s net assets.
Џ	In default.
‡	Non-income producing security.
§	Illiquid. Total aggregate market value of illiquid securities is $3,758, or 0.51% of the fund’s net assets.
	Rate shown reflects the yield at 10/31/2012.
P	Aggregate cost for federal income tax purposes is $764,086. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $71,659 and $14,428, respectively. Net unrealized appreciation for tax purposes is $57,231.
Δ	Restricted. At 10/31/2012, the fund owned the respective securities which were restricted to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Corporate Debt Securities	Mackinaw Power LLC	06/15/2007	$1,250	$1,317	0.18%
Convertible Bonds	Level 3 Communications, Inc.	06/22/2009	2,090	2,441	0.33

			$3,340	$3,758	0.51%

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 10/31/2012, these securities aggregated $145,105, or 19.69% of the fund’s net assets.
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
EUR	Euro
MXN	Mexican Peso
NZD	New Zealand Dollar
PHP	Philippines Peso
UYU	Uruguayan Peso

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Value at 10/31/2012
Asset-Backed Securities	$—	$4,082		$—	$4,082
Common Stocks	7,096	—		—	7,096
Convertible Bonds	—	50,518		—	50,518
Convertible Preferred Stocks	18,161	—		—	18,161
Corporate Debt Securities	—	410,910		¿	410,910
Foreign Government Obligations	—	97,967		—	97,967
Mortgage-Backed Securities	—	40,725		—	40,725
Preferred Corporate Debt Security	—	1,008		—	1,008
Preferred Stocks	11,791	—		—	11,791
Repurchase Agreement	—	6,283		—	6,283
Securities Lending Collateral	94,624	—		—	94,624
U.S. Government Agency Obligation	—	38,581		—	38,581
U.S. Government Obligations	—	39,571		—	39,571

Total	$131,672	$689,645	$	¿	$821,317

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Bond

(formerly, Transamerica Loomis Sayles Bond)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

VALUATION SUMMARY (all amounts in thousands) (continued): '

Level 3 Rollforward—Investment Securities

Security	Beginning Balance at 10/31/2011	Purchases		Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/ (Loss)	Net Change in Unrealized Appreciation /(Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 10/31/2012 ₪		Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 10/31/2012
Corporate Debt Securities	$—	$	¿	$—	$—	$—	$—	$—	$—	$	¿	$—

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 10/31/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
₪	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS

At October 31, 2012

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS—16.5%
U.S. Treasury Bond
4.50%, 02/15/2036	$9,450	$12,574
4.75%, 02/15/2037	1,850	2,553
5.38%, 02/15/2031	2,500	3,603
5.50%, 08/15/2028	800	1,141
6.00%, 02/15/2026	200	291
6.13%, 11/15/2027—08/15/2029	1,600	2,437
6.25%, 05/15/2030	1,200	1,873
6.38%, 08/15/2027	50	76
6.63%, 02/15/2027	150	233
6.75%, 08/15/2026 ^	250	389
7.50%, 11/15/2016	8,250	10,535
8.50%, 02/15/2020	50	76
8.75%, 05/15/2020	1,240	1,918
11.25%, 02/15/2015 ^	12,700	15,856
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	2,682	3,876
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016	1,044	1,100
0.50%, 04/15/2015	5,314	5,552
0.63%, 04/15/2013	1,090	1,094
1.13%, 01/15/2021	2,106	2,490
1.25%, 04/15/2014	3,047	3,151
2.00%, 01/15/2014	2,493	2,586
U.S. Treasury Note
1.50%, 08/31/2018	3,500	3,620
2.00%, 04/30/2016 ^	3,000	3,159
2.13%, 12/31/2015	2,200	2,317
2.38%, 02/28/2015	300	314
2.63%, 04/30/2016—08/15/2020	11,315	12,331
2.75%, 05/31/2017	5,580	6,114
2.88%, 03/31/2018	1,425	1,582
3.00%, 09/30/2016	1,000	1,095
3.13%, 04/30/2017	7,500	8,327
3.25%, 12/31/2016 ^	5,450	6,050
3.25%, 03/31/2017	2,300	2,564
4.13%, 05/15/2015	3,100	3,396
4.25%, 11/15/2017	8,250	9,688
4.50%, 02/15/2016—05/15/2017	8,180	9,512
4.75%, 08/15/2017	1,630	1,943
U.S. Treasury STRIPS 
0.50%, 05/15/2016 ^	200	196
0.62%, 11/15/2016 ^	1,150	1,122
0.66%, 02/15/2017 ^	3,960	3,852
0.76%, 08/15/2017	300	290
0.81%, 11/15/2017	3,625	3,483
0.88%, 02/15/2018 ^	2,500	2,390
0.97%, 08/15/2018	550	521
1.13%, 05/15/2019	3,090	2,877
1.19%, 08/15/2019	2,550	2,360
1.31%, 02/15/2020 ^	2,000	1,823
1.37%, 05/15/2020	64,423	58,308
1.42%, 08/15/2020 ^	29,550	26,549
1.46%, 11/15/2020 ^	2,745	2,450
1.53%, 02/15/2021	4,455	3,941
1.59%, 05/15/2021	10,300	9,036
1.64%, 08/15/2021 ^	9,900	8,612

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury STRIPS  (continued)
1.75%, 02/15/2022	$400	$342
2.00%, 05/15/2023	1,000	815
2.14%, 02/15/2024	75	59
2.17%, 05/15/2024	300	235
2.21%, 08/15/2024	975	756
2.25%, 11/15/2024	1,600	1,229
2.29%, 02/15/2025	1,150	875
2.33%, 05/15/2025	700	527
2.43%, 02/15/2026 ^	500	365
2.46%, 05/15/2026	600	434
2.49%, 08/15/2026	1,900	1,362
2.55%, 02/15/2027	4,900	3,442
2.57%, 05/15/2027	850	592
2.59%, 08/15/2027	100	69
2.61%, 11/15/2027	1,350	922
2.63%, 02/15/2028	1,250	846
2.65%, 05/15/2028	100	67
2.67%, 08/15/2028	1,000	664
2.69%, 11/15/2028	2,600	1,710
2.71%, 02/15/2029	2,950	1,923
2.72%, 05/15/2029 ^	100	65
2.73%, 08/15/2029	3,800	2,435
2.75%, 11/15/2029	1,500	953
2.76%, 02/15/2030	4,350	2,738
2.78%, 05/15/2030—08/15/2030	2,775	1,725
2.79%, 11/15/2030	900	552
2.81%, 05/15/2031 ^	650	391
2.84%, 11/15/2031 ^	100	59
2.85%, 02/15/2032 ^	650	381
2.86%, 05/15/2032 ^	2,000	1,162
2.88%, 11/15/2032	3,350	1,910
2.90%, 05/15/2033 ^	4,350	2,438
2.91%, 08/15/2033	5,000	2,776
2.92%, 11/15/2033	600	330
2.93%, 02/15/2034	1,300	709
2.94%, 05/15/2034	400	216
2.95%, 08/15/2034	400	214
2.97%, 02/15/2035	1,700	893
3.00%, 05/15/2036	100	50

Total U.S. Government Obligations (cost $283,387)		310,457

U.S. GOVERNMENT AGENCY OBLIGATIONS—45.1%
Fannie Mae
0.41%, 10/27/2037 *	1,600	1,591
0.43%, 02/25/2036—03/25/2045 *	545	543
0.45%, 10/25/2046 *	534	532
0.46%, 06/27/2036—09/25/2036 *	3,464	3,444
0.47%, 11/25/2046 *	3,922	3,907
0.50%, 07/25/2036 *	513	515
0.51%, 03/25/2036 *	401	403
0.53%, 03/25/2037 *	3,767	3,779
0.56%, 08/25/2036 *	751	753
0.61%, 06/25/2037—05/25/2042 *	918	916
0.66%, 07/25/2034 *	55	55
0.74%, 08/25/2019 *	1,399	1,411
0.76%, 08/25/2041—08/25/2042 *	3,635	3,661

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Fannie Mae (continued)
0.78%, 08/01/2022 *	$997	$1,004
0.81%, 04/25/2040 *	2,063	2,083
0.97%, 01/01/2019 *	1,089	1,095
1.01%, 07/05/2014 	4,000	3,943
1.34%, 06/01/2017 	800	765
1.99%, 01/01/2017	1,500	1,527
2.03%, 08/01/2019	2,233	2,310
2.07%, 07/01/2037 *	199	213
2.19%, 09/01/2036 *	121	129
2.22%, 02/01/2037 *	238	252
2.27%, 02/01/2037 *	102	107
2.49%, 10/01/2036 *	202	217
2.62%, 11/01/2037 *	222	239
2.66%, 12/01/2036 *	220	236
2.75%, 09/01/2036 *	332	355
2.80%, 12/01/2036 *	496	529
2.83%, 06/01/2036—04/01/2037 *	359	385
2.84%, 07/01/2037 *	170	183
2.86%, 09/01/2037 *	15	16
2.89%, 07/01/2037 *	143	153
2.95%, 09/01/2036 *	95	102
2.97%, 11/01/2018	1,452	1,570
2.98%, 05/01/2036 *	436	466
3.03%, 11/01/2036 *	100	107
3.12%, 01/01/2022	2,000	2,167
3.23%, 11/01/2020	700	765
3.24%, 12/25/2039 *	853	913
3.25%, 03/01/2036 *	1,161	1,239
3.27%, 11/01/2020	2,000	2,188
3.38%, 01/01/2018	4,000	4,401
3.43%, 11/01/2020	4,800	5,296
3.43%, 03/01/2036 *	426	457
3.50%, 09/01/2020	1,940	2,147
3.52%, 01/01/2018—12/01/2020	11,614	12,892
3.54%, 01/01/2018	3,901	4,296
3.55%, 11/01/2037 *	218	234
3.59%, 10/01/2021	2,000	2,230
3.63%, 01/01/2018	1,500	1,661
3.64%, 06/01/2018	6,000	6,671
3.73%, 06/25/2021	3,500	3,947
3.74%, 06/01/2018	1,979	2,241
3.76%, 06/25/2021—07/25/2021	10,500	11,757
3.77%, 01/01/2021	1,500	1,690
3.79%, 08/01/2037 *	271	293
3.80%, 03/01/2018	1,956	2,183
3.86%, 07/01/2021	1,965	2,229
3.87%, 08/01/2021	1,972	2,237
3.87%, 11/01/2036 *	414	445
3.88%, 09/01/2021	3,152	3,595
3.89%, 07/01/2021	6,000	6,819
3.92%, 08/01/2021	2,300	2,620
3.95%, 07/01/2021	7,000	7,984
3.97%, 06/01/2021	2,465	2,812
3.98%, 08/01/2021	4,891	5,568
3.99%, 07/01/2021—07/01/2026	6,672	7,562
4.00%, 04/01/2020—06/01/2023	1,551	1,655

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Fannie Mae (continued)
4.02%, 08/01/2021	$3,918	$4,487
4.05%, 01/01/2021	6,065	6,961
4.06%, 07/01/2021	6,000	6,889
4.07%, 07/01/2020	1,794	2,057
4.13%, 08/01/2021	1,478	1,704
4.16%, 03/01/2021	2,445	2,820
4.18%, 12/01/2019	4,801	5,500
4.22%, 07/01/2021	8,300	9,617
4.23%, 03/01/2020	4,758	5,468
4.24%, 06/01/2021	3,000	3,479
4.25%, 04/01/2021—04/01/2021	2,500	2,908
4.26%, 07/01/2021	2,500	2,906
4.28%, 01/01/2020	1,441	1,658
4.30%, 01/01/2021	1,470	1,721
4.31%, 06/01/2021	9,825	11,453
4.32%, 06/01/2021	2,462	2,872
4.34%, 06/01/2021	7,000	8,198
4.36%, 05/01/2021	2,000	2,337
4.37%, 04/01/2020	971	1,131
4.38%, 01/01/2021—04/01/2021	4,446	5,193
4.39%, 05/01/2021	1,000	1,171
4.40%, 02/01/2020	2,000	2,324
4.45%, 07/01/2026	1,479	1,738
4.48%, 06/01/2021	2,180	2,578
4.50%, 09/25/2018—10/25/2039	13,957	15,477
4.54%, 01/01/2020	965	1,129
4.55%, 06/25/2043	255	283
4.65%, 03/01/2021	3,584	4,243
4.75%, 09/25/2018	707	755
5.00%, 04/25/2016—09/25/2040	15,287	16,831
5.24%, 05/01/2017	5,971	6,740
5.50%, 01/01/2018—10/25/2040	64,807	72,785
5.53%, 05/01/2018	943	1,086
5.61%, 01/25/2032 *	229	250
5.75%, 08/25/2034	1,000	1,115
5.85%, 05/25/2051 *	1,380	1,500
5.87%, 04/01/2036—09/01/2037 *	508	549
5.94%, 06/25/2040 *	550	625
6.00%, 03/01/2019—12/25/2049	59,580	66,340
6.16%, 02/25/2040 *	712	786
6.19%, 08/01/2036 *	90	98
6.25%, 09/25/2038	466	519
6.45%, 03/25/2040 *	655	752
6.50%, 06/01/2023—07/25/2042	12,697	14,454
6.75%, 04/25/2037	566	620
6.99%, 12/25/2042 *	237	278
7.00%, 12/25/2033—02/25/2044	24,189	28,725
7.50%, 05/17/2024—12/25/2045	3,170	3,751
8.00%, 02/25/2023—10/01/2031	2,183	2,624
8.47%, 11/25/2037 *	1,014	1,209
12.24%, 03/25/2040 *	1,082	1,362
15.78%, 01/25/2034 *	110	146
16.35%, 08/25/2035—10/25/2035 *	409	550
16.96%, 04/25/2040 *	398	620
17.30%, 09/25/2024 *	573	781
18.95%, 05/25/2034 *	389	581

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Fannie Mae (continued)
19.55%, 05/25/2035 *	$683	$1,015
21.96%, 04/25/2037 *	448	646
23.79%, 11/25/2035 *	335	542
Fannie Mae, IO
0.64%, 10/25/2016 *	631	7
3.00%, 01/25/2021	3,211	213
3.12%, 01/25/2038 *	262	18
4.00%, 10/25/2014	1,653	77
4.23%, 11/25/2040 *	4,072	416
4.62%, 04/25/2041 *	2,783	205
4.79%, 07/25/2040 *	4,936	904
5.00%, 07/25/2039	483	59
5.50%, 10/25/2039	1,037	145
5.69%, 10/25/2039 *	758	92
5.79%, 02/25/2038—06/25/2039 *	6,849	821
5.97%, 12/25/2039 *	180	21
6.04%, 01/25/2040 *	2,364	306
6.14%, 12/25/2037 *	3,760	598
6.19%, 07/25/2037—05/25/2040 *	5,434	786
6.21%, 04/25/2040 *	1,244	169
6.24%, 10/25/2037—12/25/2037 *	1,622	278
6.41%, 07/25/2037 *	1,814	239
6.44%, 10/25/2026—03/25/2039 *	4,174	588
6.49%, 03/25/2036 *	3,494	775
6.78%, 03/25/2038 *	889	134
6.89%, 02/25/2040 *	993	138
Fannie Mae, PO
10/25/2023—07/25/2040	14,931	14,157
Fannie Mae STRIPS
2.53%, 11/15/2021 	1,000	814
Fannie Mae STRIPS, PO
12/01/2024—08/01/2032	1,715	1,585
Federal Farm Credit Banks
5.13%, 11/15/2018	2,000	2,456
Financing Corp. Fico STRIPS
2.00%, 09/26/2019 	500	444
Freddie Mac
0.46%, 08/15/2023 *	867	867
0.51%, 06/15/2024—03/15/2036 *	1,592	1,596
0.56%, 07/15/2034 *	1,244	1,249
0.61%, 02/15/2033 *	1,504	1,503
0.63%, 07/15/2037 *	2,780	2,793
0.71%, 08/15/2042 *	1,493	1,502
0.76%, 07/15/2042 *	1,989	2,000
1.41%, 07/15/2039 *	556	560
2.30%, 04/01/2037 *	46	48
2.31%, 05/01/2037 *	209	223
2.47%, 10/01/2036 *	240	258
2.50%, 11/01/2036 *	232	246
2.52%, 12/01/2036 *	549	589
2.55%, 10/01/2037 *	131	140
2.66%, 12/01/2036 *	523	562
2.76%, 05/01/2037 *	167	179
2.89%, 11/01/2036 *	57	61
2.91%, 09/01/2037 *	109	118
3.11%, 05/01/2037 *	239	256
3.14%, 05/01/2038 *	134	143

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Freddie Mac (continued)
3.17%, 04/01/2037 *	$127	$136
3.22%, 03/01/2037 *	325	347
3.29%, 11/01/2036—05/01/2037 *	1,403	1,497
3.35%, 12/01/2031 *	806	873
3.43%, 05/01/2036 *	186	199
3.47%, 10/25/2037 *	901	912
3.50%, 06/15/2021—07/15/2042	6,968	7,535
3.50%, 03/01/2036 *	975	1,059
4.00%, 01/15/2018—12/15/2041	3,637	3,936
4.25%, 10/15/2030	86	86
4.50%, 07/01/2014—05/01/2041	46,428	50,585
4.90%, 02/01/2036 *	2,036	2,191
5.00%, 10/01/2018—07/15/2041	19,805	22,286
5.03%, 01/01/2035 *	1,606	1,737
5.08%, 07/01/2036 *	1,415	1,530
5.23%, 05/25/2043	1,657	1,853
5.30%, 01/15/2033	1,521	1,674
5.50%, 02/01/2018—01/15/2039	27,103	29,782
5.50%, 05/15/2041 *	3,705	4,004
5.64%, 06/01/2037 *	241	261
5.69%, 10/15/2038 *	1,403	1,545
5.75%, 10/15/2035	959	1,014
5.88%, 04/01/2037 *	48	52
6.00%, 05/01/2017—06/15/2038	16,475	18,032
6.25%, 10/15/2023	811	842
6.45%, 02/01/2037 *	134	146
6.48%, 10/01/2037 *	247	274
6.50%, 08/15/2021—02/25/2043	11,492	13,014
6.50%, 09/25/2043 *	233	265
6.79%, 11/15/2021 *	1,022	1,102
7.00%, 12/15/2036—07/25/2043	2,819	3,424
7.16%, 11/15/2046 *	2,298	2,575
7.50%, 11/15/2036—09/25/2043	4,027	4,711
8.00%, 06/15/2035 *	308	339
8.50%, 09/01/2015	70	75
8.75%, 11/15/2033 *	274	304
8.83%, 10/15/2033 *	66	67
10.00%, 03/17/2026—10/01/2030	1,011	1,150
11.00%, 02/17/2021	339	357
14.46%, 06/15/2033 *	151	188
15.91%, 10/15/2033 *	15	15
16.05%, 10/15/2033 *	36	37
16.79%, 02/15/2040 *	500	786
16.92%, 02/15/2038 *	85	114
19.58%, 07/15/2035 *	112	160
20.37%, 08/15/2031 *	165	288
21.14%, 05/15/2035 *	132	184
23.79%, 06/15/2035 *	127	194
Freddie Mac, IO
3.50%, 09/15/2024	1,599	90
4.00%, 11/15/2029—10/15/2037	14,205	1,011
4.14%, 01/15/2040 *	2,918	144
4.50%, 12/15/2024—07/15/2037	6,277	605
5.00%, 04/15/2032—08/15/2040	7,015	1,017
5.50%, 07/15/2037	458	38
5.79%, 11/15/2037—10/15/2040 *	4,620	1,010

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Freddie Mac, IO (continued)
5.84%, 05/15/2038 *	$2,194	$265
5.89%, 05/15/2039 *	1,797	227
6.04%, 12/15/2039 *	2,289	363
6.13%, 12/15/2039 *	1,658	447
6.19%, 01/15/2037 *	1,034	168
6.24%, 11/15/2037 *	155	22
6.49%, 01/15/2019 *	510	16
6.59%, 09/15/2039 *	1,031	188
7.49%, 08/15/2036 *	3,378	432
Freddie Mac, PO
03/15/2019—01/15/2040	14,744	14,092
Freddie Mac STRIPS, PO
04/01/2028	482	426
Ginnie Mae
0.41%, 04/16/2037 *	184	184
0.69%, 03/20/2060 *	1,004	1,003
0.88%, 05/20/2061 *	1,500	1,512
0.93%, 05/20/2061 *	1,681	1,695
5.50%, 05/16/2019—09/20/2039	9,797	11,289
5.54%, 07/20/2040 *	5,229	5,979
5.75%, 02/20/2036—10/20/2037	10,549	11,467
5.85%, 10/20/2033 *	678	770
6.00%, 04/20/2020—12/20/2039	11,410	12,985
6.13%, 06/16/2031	1,584	1,802
6.50%, 04/20/2028—12/15/2035	3,538	4,085
7.00%, 09/15/2031—10/16/2040	2,786	3,320
7.00%, 09/20/2034 *	56	61
7.43%, 03/17/2033 *	207	227
7.50%, 09/16/2035—10/15/2037	866	1,008
8.79%, 04/20/2034 *	313	344
14.31%, 11/17/2032 *	97	126
16.89%, 02/20/2034 *	73	110
22.54%, 04/20/2037 *	607	862
Ginnie Mae, IO
4.00%, 09/16/2037	4,265	493
5.62%, 02/20/2038 *	334	46
5.69%, 09/20/2038 *	2,507	334
5.74%, 02/20/2039—06/20/2039 *	1,118	153
5.79%, 02/20/2038 *	3,168	458
5.83%, 02/20/2039 *	373	51
5.84%, 08/16/2039 *	2,082	262
5.88%, 09/20/2039 *	2,299	377
5.89%, 11/20/2034—08/20/2039 *	6,316	828
5.94%, 07/20/2038 *	2,181	365
5.99%, 03/20/2037—06/20/2038 *	5,007	734
6.09%, 03/20/2039 *	374	41
6.19%, 12/20/2038—11/16/2039 *	3,875	534
6.32%, 12/20/2037 *	161	26
6.34%, 11/16/2033—11/20/2037 *	489	92
6.39%, 05/20/2041 *	1,616	273
6.44%, 09/20/2033 *	1,594	117
6.47%, 07/20/2037 *	1,465	230
6.49%, 06/20/2037 *	2,489	406
6.50%, 03/20/2039	217	42
7.09%, 12/20/2038 *	1,692	296
7.39%, 09/20/2038 *	196	31

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Ginnie Mae, IO (continued)
7.49%, 04/16/2038 *	$119	$20
Ginnie Mae, PO
12/20/2032—12/20/2040	5,592	5,258
Government Trust Certificate Zero Coupon, 04/01/2016—04/01/2020	15,890	14,029
0.97%, 10/01/2015 	4,000	3,850
NCUA Guaranteed Notes
0.57%, 12/07/2020 *	224	225
0.78%, 12/08/2020 *	858	862
2.40%, 12/08/2020	375	384
2.65%, 10/29/2020	2,956	3,109
Residual Funding Corp., Principal STRIPS, PO 
1.95%, 10/15/2019	2,500	2,263
1.96%, 07/15/2020	1,400	1,233
2.16%, 10/15/2020	1,000	873
Tennessee Valley Authority
4.63%, 09/15/2060	236	289
5.25%, 09/15/2039	40	54
5.88%, 04/01/2036	2,325	3,272
Tennessee Valley Authority Generic STRIPS
1.77%, 05/01/2019 	500	445
Tennessee Valley Authority Principal STRIPS
3.39%, 11/01/2025 	2,000	1,348

Total U.S. Government Agency Obligations (cost $810,556)		847,795

FOREIGN GOVERNMENT OBLIGATIONS—2.0%
African Development Bank
8.80%, 09/01/2019	500	665
Corp. Andina de Fomento
3.75%, 01/15/2016	795	835
Israel Government AID Bond 
1.61%, 08/15/2018	1,500	1,388
1.75%, 09/15/2019	10,000	9,099
1.82%, 09/15/2020	7,996	6,917
1.88%, 09/15/2019	7,500	6,720
1.98%, 02/15/2020	6,500	5,738
3.04%, 02/15/2025	2,250	1,583
3.23%, 11/15/2026	1,400	913
Mexico Government International Bond
4.75%, 03/08/2044	688	764
5.75%, 10/12/2110	550	646
Province of Manitoba Canada
2.13%, 04/22/2013	100	101
Province of Ontario Canada
1.65%, 09/27/2019	780	780
2.95%, 02/05/2015	515	543
Province of Quebec Canada
6.35%, 01/30/2026	285	386

Total Foreign Government Obligations (cost $35,159)		37,078

MORTGAGE-BACKED SECURITIES—11.2%
A10 Securitization LLC
Series 2012-1, Class A 3.49%, 04/15/2024—144A	1,416	1,424
American General Mortgage Loan Trust
Series 2006-1, Class A5 5.75%, 12/25/2035—144A *	308	322
Series 2009-1, Class A4 5.75%, 09/25/2048—144A *	1,333	1,338

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
American General Mortgage Loan Trust (continued)
Series 2009-1, Class A5 5.75%, 09/25/2048—144A *	$1,100	$1,111
Series 2009-1, Class A7 5.75%, 09/25/2048—144A *	1,900	1,939
Series 2010-1A, Class A1 5.15%, 03/25/2058—144A *	764	790
Series 2010-1A, Class A3 5.65%, 03/25/2058—144A *	1,140	1,186
ASG Resecuritization Trust
Series 2009-1, Class A60 2.47%, 06/26/2037—144A *	123	121
Series 2009-2, Class A55 5.13%, 05/24/2036—144A *	184	188
Series 2009-2, Class G60 5.13%, 05/24/2036—144A *	400	411
Series 2009-3, Class A65 2.58%, 03/26/2037—144A *	1,116	1,118
Series 2009-4, Class A60 6.00%, 06/28/2037—144A	171	175
Series 2010-3, Class 2A22 0.41%, 10/28/2036—144A *	373	370
Series 2010-4, Class 2A20 0.36%, 11/28/2036—144A *	267	263
Series 2011-1, Class 3A50 2.73%, 11/28/2035—144A *	475	464
Banc of America Alternative Loan Trust
Series 2003-7, Class 2A4 5.00%, 09/25/2018	358	366
Series 2003-9, Class 1CB2 5.50%, 11/25/2033	165	169
Series 2003-11, Class 1A1 6.00%, 01/25/2034	149	156
Series 2003-11, Class 2A1 6.00%, 01/25/2034	194	202
Series 2004-1, Class 1A1 6.00%, 02/25/2034	610	626
Series 2004-1, Class 5A1 5.50%, 02/25/2019	74	76
Series 2004-6, Class 3A2 6.00%, 07/25/2034	194	198
Series 2004-8, Class 3A1 5.50%, 09/25/2019	97	99
Banc of America Funding Corp.
Series 2004-3, Class 1A1 5.50%, 10/25/2034	700	717
Series 2004-C, Class 1A1 5.06%, 12/20/2034 *	164	165
Series 2005-E, Class 4A1 2.67%, 03/20/2035 *	2,345	2,315
Series 2010-R4, Class 5A1 0.37%, 07/26/2036—144A *	164	161
Series 2010-R5, Class 1A1 5.50%, 10/26/2037—144A	880	920
Series 2010-R11A, Class 1A6 5.36%, 08/26/2035—144A *	764	811
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2005-3, Class A4 4.67%, 07/10/2043	300	328

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Merrill Lynch Commercial
Mortgage, Inc. (continued)
Series 2005-3, Class AM 4.73%, 07/10/2043	$800	$857
Series 2005-5, Class A4 5.12%, 10/10/2045 *	200	224
Series 2006-3, Class A4 5.89%, 07/10/2044 *	600	687
Series 2006-4, Class A4 5.63%, 07/10/2046	500	574
Series 2006-5, Class A4 5.41%, 09/10/2047	225	256
Banc of America Mortgage Securities, Inc.
Series 2003-3, Class 2A1 0.76%, 05/25/2018 *	86	82
Series 2003-4, Class 2A1 0.76%, 06/25/2018 *	322	314
Series 2003-6, Class 2A1 0.66%, 08/25/2018 *	132	127
Series 2003-C, Class 3A1 3.09%, 04/25/2033 *	299	306
Series 2003-E, Class 2A2 3.13%, 06/25/2033 *	425	428
Series 2004-3, Class 1A26 5.50%, 04/25/2034	1,300	1,329
Series 2004-3, Class 3A1 5.00%, 04/25/2019	110	113
Series 2004-5, Class 4A1 4.75%, 06/25/2019	77	80
Series 2004-C, Class 2A2 3.14%, 04/25/2034 *	845	849
BCAP LLC Trust
Series 2009-RR5, Class 8A1 5.50%, 11/26/2034—144A	429	441
Series 2009-RR10, Class 17A1 5.75%, 06/26/2037—144A	114	116
Series 2009-RR13, Class 17A2 5.50%, 04/26/2037—144A *	482	509
Series 2009-RR14, Class 3A2 2.92%, 08/26/2035—144A *	500	464
Series 2010-RR4, Class 12A1 4.00%, 07/26/2036—144A *	506	505
Series 2010-RR5, Class 2A5 5.25%, 04/26/2037—144A *	722	725
Series 2010-RR6, Class 22A3 4.90%, 06/26/2036—144A *	554	563
Series 2010-RR6, Class 5A1 5.19%, 11/26/2037—144A *	204	204
Series 2010-RR7, Class 15A1 1.01%, 01/26/2036—144A *	329	313
Series 2010-RR7, Class 16A1 0.85%, 02/26/2047—144A *	525	505
Series 2010-RR7, Class 1A5 5.00%, 04/26/2035—144A *	698	685
Series 2010-RR7, Class 2A1 2.69%, 07/26/2045—144A *	1,046	991
Series 2010-RR8, Class 3A3 5.06%, 05/26/2035—144A *	417	423
Series 2010-RR8, Class 3A4 5.06%, 05/26/2035—144A *	773	712

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
BCAP LLC Trust (continued)
Series 2010-RR12, Class 2A5 4.50%, 01/26/2036—144A *	$668	$680
Series 2011-RR4, Class 6A3 5.00%, 08/26/2037—144A *	847	825
Series 2011-RR5, Class 11A3 0.36%, 05/28/2036—144A *	988	881
Series 2011-RR5, Class 14A3 2.93%, 07/26/2036—144A *	771	748
Series 2011-RR10, Class 2A1 3.26%, 09/26/2037—144A *	2,233	1,990
Series 2012-RR2, Class 1A1 0.39%, 08/26/2036—144A *	1,361	1,300
Series 2012-RR3, Class 2A5 4.93%, 05/26/2037—144A	1,735	1,713
Series 2012-RR10 1.00%, 05/26/2036	1,001	923
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-4, Class 3A1 5.00%, 07/25/2033 *	182	186
Series 2004-2, Class 14A 5.09%, 05/25/2034 *	227	234
Series 2005-5, Class A1 2.24%, 08/25/2035 *	324	326
Bear Stearns Alt-A Trust
Series 2005-2, Class 1A1 0.71%, 03/25/2035 *	424	408
Bear Stearns Commercial Mortgage Securities
Series 2004-PWR4, Class A3 5.47%, 06/11/2041 *	863	915
Series 2006-PW11, Class A4 5.45%, 03/11/2039 *	200	227
Bear Stearns Commercial Mortgage Securities, IO
Series 2005-PWR8, Class X1 0.25%, 06/11/2041—144A *	13,863	191
Chase Mortgage Finance Corp.
Series 2004-S3, Class 2A5 5.50%, 03/25/2034	704	735
Series 2007-A1, Class 1A3 3.01%, 02/25/2037 *	2,545	2,543
Series 2007-A1, Class 2A1 3.00%, 02/25/2037 *	580	593
Series 2007-A1, Class 7A1 2.94%, 02/25/2037 *	439	441
Series 2007-A1, Class 9A1 2.98%, 02/25/2037 *	190	194
Series 2007-A2, Class 1A1 3.08%, 07/25/2037 *	124	123
Series 2007-A2, Class 2A1 2.97%, 07/25/2037 *	754	758
Chase Mortgage Finance Corp., PO
Series 2003-S9, Class AP 10/25/2018	47	47
Citicorp Mortgage Securities, Inc.
Series 2004-4, Class A4 5.50%, 06/25/2034	655	686
Citigroup Commercial Mortgage Trust
Series 2005-C3, Class AM 4.83%, 05/15/2043 *	440	471

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust (continued)
Series 2006-C5, Class A4 5.43%, 10/15/2049	$500	$577
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3A4 5.25%, 09/25/2033	521	551
Series 2005-2, Class 2A11 5.50%, 05/25/2035	366	375
Series 2008-AR4, Class 1A1A 3.03%, 11/25/2038—144A *	1,295	1,320
Series 2009-10, Class 1A1 2.45%, 09/25/2033—144A *	882	894
Series 2009-11, Class 3A1 5.75%, 05/25/2037—144A *	953	999
Series 2010-7, Class 10A1 2.61%, 02/25/2035—144A *	358	365
Series 2010-8, Class 5A6 4.00%, 11/25/2036—144A	7,342	7,565
Series 2010-8, Class 6A6 4.50%, 12/25/2036—144A	6,385	6,647
Series 2011-3, Class 1A1 0.29%, 02/25/2047—144A *	282	280
Series 2011-10, Class 4A1 0.41%, 02/25/2046—144A *	1,119	1,066
Citigroup/Deutsche Bank Commercial Mortgage Trust, IO
Series 2007-CD4, Class XC 0.15%, 12/11/2049—144A *	40,610	315
Commercial Mortgage Asset Trust
Series 1999-C1, Class D 7.35%, 01/17/2032 *	1,000	1,051
Commercial Mortgage Pass-Through Certificates, IO
Series 2012-CR2, Class XA 1.98%, 08/15/2045 *	2,252	290
Countrywide Alternative Loan Trust, PO
Series 2002-7 08/25/2032	113	83
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-39, Class A6 5.00%, 10/25/2033	700	725
Series 2003-50, Class A1 5.00%, 11/25/2018	414	426
Series 2003-J13, Class 1A7 5.25%, 01/25/2034	1,262	1,304
Series 2004-3, Class A26 5.50%, 04/25/2034	609	631
Series 2004-3, Class A4 5.75%, 04/25/2034	914	945
Series 2004-5, Class 1A4 5.50%, 06/25/2034	813	847
Series 2004-8, Class 2A1 4.50%, 06/25/2019	78	79
Series 2004-J4, Class 2A1 5.00%, 05/25/2019	153	157
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4 5.25%, 09/25/2033	296	309

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse First Boston Mortgage Securities Corp. (continued)
Series 2003-27, Class 5A3 5.25%, 11/25/2033	$651	$670
Series 2003-27, Class 5A4 5.25%, 11/25/2033	429	445
Series 2003-29, Class 5A1 7.00%, 12/25/2033	261	279
Series 2003-29, Class 8A1 6.00%, 11/25/2018	113	115
Series 2003-AR15, Class 3A1 3.00%, 06/25/2033 *	370	355
Series 2004-4, Class 2A4 5.50%, 09/25/2034	690	739
Series 2004-5, Class 3A1 5.25%, 08/25/2019	405	416
Series 2004-8, Class 1A4 5.50%, 12/25/2034	703	739
Series 2004-8, Class 3A5 5.50%, 12/25/2034	318	327
Series 2005-C3, Class AM 4.73%, 07/15/2037	400	432
Credit Suisse Mortgage Capital Certificates
Series 2006-C2, Class A3 5.67%, 03/15/2039 *	1,600	1,801
Series 2009-3R, Class 19A3 6.00%, 01/27/2038—144A	352	357
Series 2010-16, Class A3 3.86%, 06/25/2050—144A *	400	385
Series 2010-16, Class A4 3.86%, 06/25/2050—144A *	1,000	932
Series 2010-1R, Class 5A1 5.00%, 01/27/2036—144A *	436	454
Series 2010-11R, Class A6 1.32%, 06/28/2047—144A *	2,000	1,902
Series 2010-12R, Class 14A1 2.94%, 09/26/2046—144A *	412	411
Series 2010-15R, Class 7A1 1.45%, 10/26/2037—144A *	86	85
Series 2010-17R, Class 1A1 2.72%, 06/26/2036—144A *	337	348
Series 2011-1R, Class A1 1.22%, 02/27/2047—144A *	1,051	1,042
Series 2011-6R, Class 3A1 2.97%, 07/28/2036—144A *	662	625
Series 2011-7R, Class A1 1.47%, 08/28/2047—144A *	1,390	1,376
Series 2011-9R, Class A1 2.22%, 03/27/2046—144A *	2,991	2,966
Series 2011-16R, Class 7A3 3.50%, 12/27/2036—144A *	698	692
Series 2012-3R, Class 1A1 3.25%, 07/27/2037—144A *	1,728	1,735
CW Capital Cobalt, Ltd.
Series 2006-C1, Class A4 5.22%, 08/15/2048	600	673
Series 2006-C1, Class AM 5.25%, 08/15/2048	1,000	1,037
CW Capital Cobalt, Ltd., IO
Series 2006-C1 0.75%, 08/15/2048 *	27,092	641

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
DBRR Trust, IO
Series 2011-C32, Class A3X1 2.02%, 06/17/2049—144A *	$6,000	$451
Deutsche ALT-A Securities, Inc., Alternate Loan Trust
Series 2005-1, Class 2A1 5.62%, 02/25/2020 *	250	257
Deutsche Mortgage Securities, Inc.
Series 2009-RS2, Class 4A1 0.35%, 04/26/2037—144A *	230	224
Series 2010-RS2, Class A1 1.46%, 06/28/2047—144A *	166	165
FDIC Structured Sale Guaranteed Notes
Series 2010-C1, Class A 2.98%, 12/06/2020—144A	982	1,033
First Horizon Asset Securities, Inc.
Series 2003-8, Class 2A1 4.50%, 09/25/2018	105	108
Series 2004-AR2, Class 2A1 2.63%, 05/25/2034 *	702	695
Fontainebleau Miami Beach Trust
Series 2012-FBLU, Class A 2.89%, 05/05/2027—144A	1,146	1,182
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class AJ 4.83%, 06/10/2048 *	1,000	1,053
GMAC Mortgage Corp., Loan Trust
Series 2003-AR1, Class A4 3.42%, 10/19/2033 *	206	212
Series 2003-AR2, Class 2A4 3.39%, 12/19/2033 *	1,165	1,182
Series 2004-J5, Class A7 6.50%, 01/25/2035	1,782	1,838
Series 2004-J6, Class 1A1 5.00%, 01/25/2020	190	195
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class AJ 4.86%, 08/10/2042 *	220	233
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6 5.40%, 08/10/2038 *	1,000	1,068
GS Mortgage Securities Corp. II, IO
Series 2006-GG8, Class X 0.60%, 11/10/2039—144A *	10,805	206
GSMPS Mortgage Loan Trust
Series 2005-RP3, Class 1AF 0.56%, 09/25/2035—144A *	1,482	1,202
GSMPS Mortgage Loan Trust, IO
Series 2005-RP3, Class 1AS 5.05%, 09/25/2035—144A *	1,111	164
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4 5.25%, 06/25/2033	1,623	1,617
Series 2004-8F, Class 2A3 6.00%, 09/25/2034	1,668	1,745
Series 2005-5F, Class 8A3 0.71%, 06/25/2035 *	167	159
Impac CMB Trust
Series 2005-4, Class 2A1 0.51%, 05/25/2035 *	398	392

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Impac Secured Assets CMN Owner Trust
Series 2003-2, Class A1 5.50%, 08/25/2033	$122	$128
Series 2006-1, Class 2A1 0.56%, 05/25/2036 *	861	851
Series 2006-2, Class 2A1 0.56%, 08/25/2036 *	812	818
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB8, Class A4 4.40%, 01/12/2039	1,000	1,040
Series 2004-CB9, Class A4 5.59%, 06/12/2041 *	1,000	1,073
Series 2005-CB11, Class AJ 5.36%, 08/12/2037 *	700	753
Series 2005-CB13, Class A4 5.29%, 01/12/2043 *	385	426
Series 2006-CB15, Class A4 5.81%, 06/12/2043 *	1,500	1,726
Series 2006-CB16, Class A4 5.55%, 05/12/2045	100	115
Series 2006-LDP9, Class A3SF 0.37%, 05/15/2047 *	1,000	952
JPMorgan Chase Commercial Mortgage Securities Corp., IO
Series 2006-CB15, Class X1 0.07%, 06/12/2043 *	51,000	355
JPMorgan Mortgage Trust
Series 2004-A3, Class 4A1 3.05%, 07/25/2034 *	144	145
Series 2004-A4, Class 1A1 3.04%, 09/25/2034 *	164	168
Series 2004-S1, Class 1A7 5.00%, 09/25/2034	65	66
Series 2005-A1, Class 3A4 5.00%, 02/25/2035 *	606	623
Series 2005-A1, Class 5A1 4.43%, 02/25/2035 *	12	12
Series 2006-A2, Class 4A1 3.01%, 08/25/2034 *	462	467
Series 2006-A2, Class 5A3 2.86%, 11/25/2033 *	1,070	1,083
Series 2006-A3, Class 6A1 3.01%, 08/25/2034 *	113	111
JPMorgan Re-REMIC
Series 2009-6, Class 4A1 5.48%, 09/26/2036—144A *	375	372
Series 2010-4, Class 7A1 1.87%, 08/26/2035—144A *	412	408
LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A4 4.37%, 03/15/2036	1,110	1,158
Series 2006-C1, Class A4 5.16%, 02/15/2031	150	168
Series 2006-C4, Class A4 5.87%, 06/15/2038 *	400	463
LB-UBS Commercial Mortgage Trust, IO
Series 2006-C1, Class XCL 0.14%, 02/15/2041—144A *	23,687	243

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
LVII Resecuritization Trust
Series 2009-2, Class A5 3.00%, 09/27/2037—144A *	$902	$900
Series 2009-3, Class M3 5.55%, 11/27/2037—144A *	600	628
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1 2.66%, 04/21/2034 *	1,222	1,234
Series 2004-13, Class 3A6 2.63%, 11/21/2034 *	41	41
Series 2004-13, Class 3A7 2.63%, 11/21/2034 *	700	716
MASTR Alternative Loans Trust
Series 2003-9, Class 2A1 6.00%, 12/25/2033	148	157
Series 2004-5, Class 5A1 4.75%, 06/25/2019	183	186
MASTR Asset Securitization Trust
Series 2003-2, Class 1A1 5.00%, 03/25/2018	94	97
Series 2003-3, Class 3A18 5.50%, 04/25/2033	271	279
Series 2003-11, Class 9A6 5.25%, 12/25/2033	1,117	1,165
Series 2004-P7, Class A6 5.50%, 12/27/2033—144A	510	537
MASTR Resecuritization Trust, PO
Series 2005, Class 3 05/28/2035—144A	193	154
Merrill Lynch Mortgage Investors, Inc.
Series 2003-A4, Class 2A 2.75%, 07/25/2033 *	159	163
Series 2003-A5, Class 2A6 2.68%, 08/25/2033 *	168	171
Series 2004-A4, Class A2 2.58%, 08/25/2034 *	274	278
Merrill Lynch Mortgage Trust
Series 2005-LC1, Class AJ 5.38%, 01/12/2044 *	500	546
Series 2006-C1, Class A4 5.69%, 05/12/2039 *	730	838
Merrill Lynch/Countrywide Commercial Mortgage Trust, IO
Series 2006-4, Class XC 0.20%, 12/12/2049—144A *	15,402	191
MLCC Mortgage Investors, Inc.
Series 2004-1, Class 2A1 2.52%, 12/25/2034 *	587	604
Series 2004-D, Class A2 1.43%, 09/25/2029 *	407	393
Morgan Stanley Capital I, Inc.
Series 2004-HQ4, Class A7 4.97%, 04/14/2040	2,500	2,646
Series 2006-T21, Class A4 5.16%, 10/12/2052 *	200	224
Series 2007-T27, Class A4 5.65%, 06/11/2042 *	200	238
Series 2011-C3, Class A3 4.05%, 07/15/2049	637	717

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I, Inc., IO
Series 2006-IQ12, Class X1 0.13%, 12/15/2043—144A *	$37,378	$524
Series 2006-T21, Class X 0.18%, 10/12/2052—144A *	90,429	641
Series 2007-HQ11, Class X 0.23%, 02/12/2044—144A *	67,963	424
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A 5.67%, 04/25/2034 *	609	620
Morgan Stanley Re-REMIC Trust
0.25%, 07/27/2049	500	373
2.00%, 07/27/2049	2,252	2,272
Series 2009-IO, Class A1 3.00%, 07/17/2056—144A	72	72
Series 2009-IO, Class A2 5.00%, 07/17/2056—144A	2,500	2,555
Series 2010-C30A, Class A3A 3.25%, 12/17/2043—144A	670	669
Series 2010-HQ4B, Class A7A 4.97%, 04/16/2040—144A	1,400	1,479
Series 2011-IO, Class A 2.50%, 03/23/2051—144A	1,504	1,517
Prime Mortgage Trust
Series 2004-CL1, Class 1A1 6.00%, 02/25/2034	250	263
Prime Mortgage Trust, PO
Series 2004-CL1, Class 1 02/25/2034	22	21
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 2A1 2.84%, 05/25/2035 *	515	519
RALI Trust
Series 2003-QS1, Class A6 4.25%, 01/25/2033	131	133
Series 2003-QS13, Class A5 0.86%, 07/25/2033 *	418	379
Series 2003-QS15, Class A7 5.50%, 08/25/2033	1,323	1,365
Series 2003-QS18, Class A1 5.00%, 09/25/2018	135	140
Series 2004-QS7, Class A4 5.50%, 05/25/2034	397	366
RAMP Trust
Series 2004-RS6, Class AI4 5.46%, 05/25/2032 *	239	242
Series 2004-RZ1, Class M1 4.32%, 03/25/2034 *	571	495
Series 2004-SL2, Class A3 7.00%, 10/25/2031	412	430
Series 2005-EFC5, Class A3 0.55%, 10/25/2035 *	600	554
Series 2006-RZ1, Class A3 0.51%, 03/25/2036 *	1,000	881
RBSSP Resecuritization Trust
Series 2009-1, Class 1A1 6.50%, 02/26/2036—144A	579	621
Series 2010-9, Class 7A5 4.00%, 05/26/2037—144A *	796	796

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Residential Asset Securitization Trust
Series 2002-A13, Class A4 5.25%, 12/25/2017	$67	$68
RFMSI Trust
Series 2003-S4, Class A4 5.75%, 03/25/2033	549	561
Series 2003-S20, Class 2A1 4.75%, 12/25/2018	105	108
Salomon Brothers Mortgage Securities VII, Inc.
Series 2003-HYB1, Class A 3.10%, 09/25/2033 *	517	525
Series 2003-UP1, Class A 3.95%, 04/25/2032—144A *	40	39
Sequoia Mortgage Trust
Series 2004-11, Class A1 0.51%, 12/20/2034 *	695	642
Series 2004-11, Class A3 0.51%, 12/20/2034 *	797	785
Series 2004-12, Class A3 1.06%, 01/20/2035 *	455	367
Springleaf Mortgage Loan Trust
Series 2011-1A, Class A1 4.05%, 01/25/2058—144A *	1,771	1,825
Series 2011-1A, Class A2 5.45%, 01/25/2058—144A *	1,500	1,583
Series 2012-1A, Class A 2.67%, 09/25/2057—144A *	689	698
Series 2012-1A, Class M3 6.00%, 09/25/2057—144A *	1,000	988
Series 2012-2A, Class A 2.22%, 10/25/2057—144A *	2,296	2,308
Series 2012-2A, Class M4 6.00%, 10/25/2057—144A *	1,200	1,200
Series 2012-3A, Class A 1.57%, 12/25/2059—144A	1,031	1,034
Series 2012-3A, Class M1 2.66%, 12/25/2059—144A	534	535
Series 2012-3A, Class M2 3.56%, 12/25/2059—144A	471	472
Series 2012-3A, Class M3 4.44%, 12/25/2059—144A	253	253
Series 2012-3A, Class M4 5.30%, 12/25/2059—144A	146	146
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-6, Class 5A4 4.90%, 06/25/2034 *	800	807
Structured Asset Mortgage Investments, Inc.
Series 2004-AR5, Class 1A1 0.87%, 10/19/2034 *	595	565
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1 0.85%, 09/25/2043 *	476	474
Series 2004-1, Class II2A 1.91%, 03/25/2044 *	224	220
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class A3 5.59%, 08/15/2039 *	650	691

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
UBS-BAMLL Trust
Series 2012-WRM, Class A 3.66%, 06/10/2030—144A	$1,386	$1,490
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4 3.53%, 05/10/2063	650	709
UBS-Barclays Commercial Mortgage Trust, IO
Series 2012-C2, Class XA 1.83%, 05/10/2063—144A *	6,224	666
Vendee Mortgage Trust
Series 1993-1, Class ZB 7.25%, 02/15/2023	387	456
Series 1998-2, Class 1G 6.75%, 06/15/2028	692	841
Vericrest Opportunity Loan Transferee
Series 2011-NL2A, Class A2 9.32%, 06/25/2051—144A *	1,234	1,237
Series 2011-NL3A, Class A1 5.19%, 09/25/2051—144A *	423	423
Series 2011-NL3A, Class A2 9.32%, 09/25/2051—144A *	614	615
Series 2012-NL1A, Class A1 4.21%, 03/25/2049—144A *	168	169
Series 2012-NL2A, Class A1 2.49%, 02/26/2052—144A	681	683
Wachovia Bank Commercial Mortgage Trust
Series 2003-C9, Class A4 5.01%, 12/15/2035 *	1,441	1,492
Series 2004-C11, Class A5 5.22%, 01/15/2041 *	1,118	1,186
Wachovia Bank Commercial Mortgage Trust, IO
Series 2006-C24, Class XC 0.05%, 03/15/2045—144A *	143,358	605
WaMu Mortgage Pass-Through Certificates
Series 2003-AR6, Class A1 2.44%, 06/25/2033 *	924	949
Series 2003-AR7, Class A7 2.32%, 08/25/2033 *	340	341
Series 2003-AR8, Class A 2.46%, 08/25/2033 *	118	121
Series 2003-AR9, Class 1A6 2.45%, 09/25/2033 *	592	604
Series 2003-S3, Class 1A4 5.50%, 06/25/2033	623	651
Series 2003-S4, Class 2A10 16.88%, 06/25/2033 *	39	44
Series 2003-S8, Class A4 4.50%, 09/25/2018	60	60
Series 2003-S9, Class A8 5.25%, 10/25/2033	487	511
Series 2004-AR3, Class A1 2.58%, 06/25/2034 *	79	80
Series 2004-AR3, Class A2 2.58%, 06/25/2034 *	809	824
Series 2004-CB2, Class 7A 5.50%, 08/25/2019	437	456
Series 2004-CB3, Class 4A 6.00%, 10/25/2019	489	509

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates (continued)
Series 2004-S1, Class 1A3 0.61%, 03/25/2034 *	$88	$86
Series 2004-S2, Class 2A4 5.50%, 06/25/2034	635	669
Washington Mutual MSC Mortgage Pass-Through Certificates
Series 2003-MS2, Class 1A1 5.75%, 02/25/2033	369	386
Series 2004-RA2, Class 2A 7.00%, 07/25/2033	153	167
Wells Fargo Mortgage Backed Securities Trust
Series 2003-11, Class 1A10 4.75%, 10/25/2018	730	751
Series 2003-11, Class 2A1 4.75%, 10/25/2018	593	612
Series 2003-15, Class 1A1 4.75%, 12/25/2018	132	137
Series 2003-J, Class 2A5 4.43%, 10/25/2033 *	9	9
Series 2003-K, Class 1A1 4.44%, 11/25/2033 *	54	55
Series 2004-4, Class A9 5.50%, 05/25/2034	561	579
Series 2004-7, Class 2A2 5.00%, 07/25/2019	184	190
Series 2004-EE, Class 2A1 2.63%, 12/25/2034 *	439	452
Series 2004-EE, Class 2A2 2.63%, 12/25/2034 *	110	113
Series 2004-EE, Class 3A1 3.04%, 12/25/2034 *	101	105
Series 2004-EE, Class 3A2 3.04%, 12/25/2034 *	152	158
Series 2004-I, Class 1A1 2.77%, 07/25/2034 *	1,451	1,466
Series 2004-P, Class 2A1 2.62%, 09/25/2034 *	2,456	2,482
Series 2004-R, Class 2A1 2.62%, 09/25/2034 *	1,280	1,300
Series 2004-U, Class A1 2.80%, 10/25/2034 *	1,404	1,418
Series 2004-V, Class 1A1 2.65%, 10/25/2034 *	256	262
Series 2004-V, Class 1A2 2.65%, 10/25/2034 *	114	118
Series 2004-W, Class A9 2.70%, 11/25/2034 *	366	372
Series 2005-1, Class 2A1 5.00%, 01/25/2020	245	257
Series 2005-13, Class A1 5.00%, 11/25/2020	125	133
Series 2005-AR8, Class 2A1 2.73%, 06/25/2035 *	576	584
Series 2005-AR9, Class 2A1 2.74%, 10/25/2033 *	227	231
Wells Fargo Mortgage Loan Trust
Series 2012-RR1, Class A1 2.85%, 08/27/2037—144A *	804	808

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Re-REMIC Trust
Series 2012-IO, Class A 1.75%, 08/20/2021—144A	$2,643	$2,639
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class A4 4.38%, 03/15/2044—144A	550	630

Total Mortgage-Backed Securities (cost $204,732)		210,173

ASSET-BACKED SECURITIES—4.7%
Academic Loan Funding Trust
Series 2012-1A, Class A1 1.01%, 12/27/2022—144A *	1,295	1,299
AH Mortgage Advance Co., Ltd.
Series SART-3, Class 1A1 2.98%, 03/13/2043—144A	1,035	1,041
Series SART-3, Class 1A2 3.72%, 03/13/2044—144A	1,969	2,022
AH Mortgage Advance Trust
Series SART-1, Class A1R 2.23%, 05/10/2043—144A	1,230	1,235
Series SART-1, Class A2 3.37%, 05/10/2043—144A	4,434	4,433
Series SART-2, Class A1 3.27%, 09/15/2043—144A	2,134	2,160
Series SART-2, Class B1 6.90%, 09/15/2043—144A	800	800
Ally Auto Receivables Trust
Series 2010-1, Class A3 1.45%, 05/15/2014	45	45
Series 2010-3, Class A3 1.11%, 10/15/2014	532	534
Series 2010-3, Class A4 1.55%, 08/17/2015	357	362
Series 2010-4, Class A3 0.91%, 11/17/2014	218	219
Series 2011-1, Class A3 1.38%, 01/15/2015	218	220
American Credit Acceptance Receivables Trust
Series 2012-1, Class A1 1.96%, 01/15/2014—144A	46	46
Series 2012-1, Class A2 3.04%, 10/15/2015—144A	512	513
Series 2012-2, Class A 1.89%, 07/15/2016—144A	1,423	1,424
AmeriCredit Automobile Receivables Trust
Series 2010-3, Class A3 1.14%, 04/08/2015	348	349
Series 2010-4, Class A3 1.27%, 04/08/2015	117	118
Series 2011-1, Class A2 0.84%, 06/09/2014	1	1
Series 2011-1, Class A3 1.39%, 09/08/2015	200	201
Series 2011-3, Class A2 0.84%, 11/10/2014	258	258
Series 2011-4, Class A2 0.92%, 03/09/2015	366	366
Series 2011-4, Class A3 1.17%, 05/09/2016	1,885	1,899

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
AmeriCredit Automobile Receivables Trust (continued)
Series 2011-5, Class A3 1.55%, 07/08/2016	$1,593	$1,617
Series 2012-1, Class A2 0.91%, 10/08/2015	348	349
Series 2012-3, Class A2 0.71%, 12/08/2015	900	902
Series 2012-3, Class A3 0.96%, 01/09/2017	448	451
Series 2012-4, Class A2 0.49%, 04/08/2016	545	545
Asset Backed Funding Certificates
Series 2005-AQ1, Class A4 5.01%, 06/25/2035 *	683	692
Bank of America Auto Trust
Series 2010-2, Class A3 1.31%, 07/15/2014	53	53
Series 2010-2, Class A4 1.94%, 06/15/2017	510	516
Series 2010-1A, Class A4 2.18%, 02/15/2017—144A	175	176
BMW Vehicle Lease Trust
Series 2012-1, Class A3 0.75%, 02/20/2015	311	313
BXG Receivables Note Trust
Series 2012-A, Class A 2.66%, 12/02/2027—144A	975	973
CarMax Auto Owner Trust
Series 2010-1, Class A3 1.56%, 07/15/2014	35	35
Series 2011-1, Class A4 2.16%, 09/15/2016	530	546
Series 2011-3, Class A3 1.07%, 06/15/2016	1,552	1,566
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-2, Class 2A2 0.77%, 02/25/2033 *	575	522
Series 2003-5, Class 1A4 4.40%, 02/25/2030	161	162
Series 2003-6, Class 1A4 4.50%, 11/25/2034	250	254
Series 2003-6, Class 1A5 5.35%, 11/25/2034 *	500	468
Chrysler Financial Auto Securitization Trust
Series 2010-A, Class A3 0.91%, 08/08/2013	72	72
Series 2010-A, Class B 1.65%, 11/08/2013	2,000	2,002
Citigroup Mortgage Loan Trust, Inc.
Series 2011-5, Class 1A1 0.40%, 02/25/2046—144A *	658	609
CNH Equipment Trust
Series 2011-A, Class A4 2.04%, 10/17/2016	267	275
CPS Auto Trust
Series 2011-C, Class A 4.21%, 03/15/2019—144A	932	975
Series 2012-A, Class A 2.78%, 06/17/2019—144A	271	272

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
CPS Auto Trust (continued)
Series 2012-B, Class A 2.52%, 09/16/2019—144A	$1,922	$1,929
Series 2012-C, Class A 1.82%, 12/16/2019—144A	1,271	1,272
Credit Acceptance Auto Loan Trust
Series 2011-1, Class A 2.61%, 03/15/2019—144A	860	872
Series 2012-2A, Class A 1.52%, 03/16/2020—144A	907	907
DT Auto Owner Trust
Series 2012-2A, Class A 0.91%, 11/16/2015—144A	675	676
Exeter Automobile Receivables Trust
Series 2012-2A, Class A 1.30%, 06/15/2017—144A	1,250	1,250
First Investors Auto Owner Trust
Series 2012-2A, Class A2 1.47%, 05/15/2018—144A	800	802
Ford Credit Auto Lease Trust
Series 2011-A, Class A2 0.74%, 09/15/2013	547	548
Ford Credit Auto Owner Trust
Series 2011-B, Class A2 0.68%, 01/15/2014	43	43
Series 2012-B, Class A3 0.72%, 12/15/2016	400	402
Fortress Opportunities Residential Transaction
Series 2011-1A, Class A1 7.21%, 10/25/2047—144A *	1,448	1,459
Freedom Trust
Series 2011-1, Class A13 0.38%, 11/30/2037—144A *	215	213
GE Equipment Midticket LLC
Series 2012-1, Class A4 0.78%, 09/22/2020	300	300
HLSS Servicer Advance Receivables Backed Notes
Series 2012-T2, Class A1 1.34%, 10/15/2043—144A	580	581
Series 2012-T2, Class A2 1.99%, 10/15/2045—144A	487	491
HSBC Home Equity Loan Trust
Series 2005-2, Class A1 0.48%, 01/20/2035 *	74	72
Series 2006-1, Class A1 0.37%, 01/20/2036 *	138	134
Series 2007-1, Class A2F 5.60%, 03/20/2036 *	72	73
Series 2007-1, Class AS 0.41%, 03/20/2036 *	146	140
Series 2007-3, Class APT 1.41%, 11/20/2036 *	103	101
Huntington Auto Trust
Series 2011-1A, Class A2 0.76%, 04/15/2014—144A	1,031	1,032
Series 2011-1A, Class A3 1.01%, 01/15/2016—144A	2,000	2,011
Series 2011-1A, Class A4 1.31%, 11/15/2016—144A	1,500	1,523

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
Huntington Auto Trust (continued)
Series 2012-2, Class A2 0.38%, 09/15/2015	$343	$343
Hyundai Auto Receivables Trust
Series 2010-B, Class A3 0.97%, 04/15/2015	192	193
Series 2010-B, Class A4 1.63%, 03/15/2017	375	383
Series 2011-A, Class A3 1.16%, 04/15/2015	255	256
Series 2011-A, Class A4 1.78%, 12/15/2015	310	317
Series 2011-B, Class A3 1.04%, 09/15/2015	257	259
Series 2011-B, Class A4 1.65%, 02/15/2017	288	294
LAI Vehicle Lease Securitization Trust
Series 2010-A, Class A 2.55%, 09/15/2016—144A	189	189
Lake Country Mortgage Loan Trust
Series 2006-HE1, Class A3 0.56%, 07/25/2034—144A *	524	517
Madison Avenue Manufactured Housing Contract
Series 2002-A, Class M2 2.46%, 03/25/2032 *	1,103	1,025
Mercedes-Benz Auto Receivables Trust
Series 2010-1, Class A3 1.42%, 08/15/2014	74	74
MMCA Automobile Trust
Series 2012-A, Class A4 1.57%, 08/15/2017—144A	2,000	2,024
Morgan Stanley ABS Capital I
Series 2004-WMC3, Class M1 0.96%, 01/25/2035 *	13	13
Newcastle Investment Trust
Series 2011-MH1, Class A 2.45%, 12/10/2033—144A	194	196
Nissan Auto Receivables Owner Trust
Series 2010-A, Class A3 0.87%, 07/15/2014	235	235
Series 2010-A, Class A4 1.31%, 09/15/2016	300	303
PennyMac Loan Trust
Series 2011-NPL1, Class A 5.25%, 09/25/2051—144A *	573	573
Series 2012-NPL1, Class A 3.42%, 05/28/2052—144A *	1,143	1,143
RASC Trust
Series 2005-KS9, Class A3 0.58%, 10/25/2035 *	337	329
Residential Credit Solutions Trust
Series 2011-1, Class A1 6.00%, 03/25/2041—144A	783	785
RFA
Series 2012-1, Class A1 6.25%, 07/05/2018	2,654	2,654
RMAT
Series 2012-1A, Class A1 2.73%, 08/26/2052—144A *	1,129	1,137

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust
Series 2010-A, Class A4 2.39%, 06/15/2017—144A	$400	$410
Series 2011-S2A, Class B 2.06%, 06/15/2017—144A	114	114
Series 2011-S2A, Class D 3.35%, 06/15/2017—144A	227	228
Series 2012-1, Class A2 1.25%, 04/15/2015	879	883
Series 2012-1, Class A3 1.49%, 10/15/2015	411	416
Series 2012-5, Class A3 0.83%, 12/15/2016	360	362
Saxon Asset Securities Trust
Series 2003-1, Class AF6 4.80%, 06/25/2033 *	259	259
SNAAC Auto Receivables Trust
Series 2012-1A, Class A 1.78%, 06/15/2016—144A	299	299
Stanwich Mortgage Loan Trust
Series 2012-NPL3, Class A 4.21%, 05/15/2042—144A	238	239
Series 2012-NPL4, Class A 2.98%, 09/15/2042—144A	2,106	2,107
Structured Asset Investment Loan Trust
Series 2005-5, Class A9 0.48%, 06/25/2035 *	284	282
Structured Asset Securities Corp.
Series 2002-AL1, Class A2 3.45%, 02/25/2032	254	250
Series 2003-16, Class A3 0.71%, 06/25/2033 *	85	82
Series 2003-32, Class 1A1 5.33%, 11/25/2033 *	163	173
Series 2003-35, Class 3A1 0.71%, 12/25/2033 *	414	401
Series 2003-33H, Class 1A1 5.50%, 10/25/2033	162	163
Series 2003-37A, Class 2A 4.99%, 12/25/2033 *	238	244
Series 2004-5H, Class A4 5.54%, 12/25/2033	773	771
Series 2004-4XS, Class 1A5 5.49%, 02/25/2034 *	700	714
Series 2004-6XS, Class A5A 5.53%, 03/25/2034 *	570	573
Series 2004-6XS, Class A5B 5.55%, 03/25/2034 *	570	573
Series 2005-NC1, Class A11 4.69%, 02/25/2035 *	1,120	1,110
Toyota Auto Receivables Owner Trust
Series 2010-C, Class A3 0.77%, 04/15/2014	28	28
Series 2011-A, Class A3 0.98%, 10/15/2014	686	688
Trafigura Securitisation Finance PLC
Series 2012-1A, Class A 2.61%, 10/15/2015—144A *	2,219	2,254
USAA Auto Owner Trust
Series 2009-2, Class A4 2.53%, 06/17/2013	91	91

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
USAA Auto Owner Trust (continued)
Series 2012-1, Class A2 0.38%, 06/15/2015	$206	$206
Volkswagen Auto Lease Trust
Series 2012-A, Class A3 0.87%, 07/20/2015	935	945
VOLT LLC
Series 2012-1A, Class A1 4.95%, 04/25/2017—144A *	3,044	3,043
Series 2012-RP2A, Class A1 4.70%, 06/26/2017—144A	1,375	1,396
Series 2012-RP2A, Class A2 8.84%, 06/26/2017—144A	150	155
Westgate Resorts LLC
Series 2012-1, Class A 4.50%, 09/20/2025—144A	1,636	1,652
Series 2012-2A, Class A 3.00%, 01/20/2025—144A	1,650	1,654
Westlake Automobile Receivables Trust
Series 2011-1A, Class A3 1.49%, 06/16/2014—144A	230	231
World Omni Auto Receivables Trust
Series 2010-A, Class A4 2.21%, 05/15/2015	255	258
Series 2012-A, Class A3 0.64%, 02/15/2017	585	588
World Omni Automobile Lease Securitization Trust
Series 2012-A, Class A2 0.71%, 01/15/2015	488	489
Series 2012-A, Class A3 0.93%, 11/16/2015	218	219

Total Asset-Backed Securities (cost $87,772)		88,513

MUNICIPAL GOVERNMENT OBLIGATIONS—0.3%
American Municipal Power, Inc.
7.50%, 02/15/2050	640	873
New York State Dormitory Authority, Revenue Bond
5.60%, 03/15/2040	280	349
Ohio State University
4.80%, 06/01/2111	1,370	1,556
Port Authority of New York & New Jersey
4.46%, 10/01/2062	970	958
5.65%, 11/01/2040	485	603
State of California—Build America Bonds
7.30%, 10/01/2039	520	706
State of Illinois
5.10%, 06/01/2033	85	84

Total Municipal Government Obligations (cost $4,490)		5,129

CORPORATE DEBT SECURITIES—18.4%
Aerospace & Defense—0.1%
BAE Systems Holdings, Inc.
5.20%, 08/15/2015—144A	380	418
BAE Systems PLC
5.80%, 10/11/2041—144A	439	535
Lockheed Martin Corp.
2.13%, 09/15/2016	320	333
4.25%, 11/15/2019 ^	150	171
4.85%, 09/15/2041	190	219

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal (000’s)	Value (000’s)
Aerospace & Defense (continued)
Lockheed Martin Corp. (continued)
5.72%, 06/01/2040	$108	$136
United Technologies Corp.
4.50%, 06/01/2042	257	296
8.88%, 11/15/2019	250	343
Air Freight & Logistics—0.0% ¥
United Parcel Service of America, Inc.
8.38%, 04/01/2020	60	83
8.38%, 04/01/2030 *	200	305
United Parcel Service, Inc.
2.45%, 10/01/2022	186	190
Airlines—0.1%
American Airlines Pass-Through Trust
Series 2011-1, Class A 5.25%, 01/31/2021	103	109
American Airlines Pass-Through Trust
Series 2011-2, Class A 8.63%, 04/15/2023	590	618
Continental Airlines Pass-Through Trust
Series 2007-1A, Class A 5.98%, 04/19/2022	268	299
Continental Airlines Pass-Through Trust
Series 2012-2, Class A 4.00%, 10/29/2024	255	265
Delta Air Lines, Inc., Pass-Through Trust
Series 2010-2, Class A 4.95%, 05/23/2019	257	277
Delta Air Lines, Inc., Pass-Through Trust
Series 2011-1, Class A 5.30%, 04/15/2019	80	87
Delta Air Lines, Inc., Pass-Through Trust
Series 2012-1, Class A 4.75%, 05/07/2020	143	151
Auto Components—0.1%
Johnson Controls, Inc.
3.75%, 12/01/2021 ^	571	607
4.25%, 03/01/2021	335	369
5.25%, 12/01/2041	970	1,106
Automobiles—0.1%
Daimler Finance North America LLC
2.63%, 09/15/2016—144A	778	812
2.95%, 01/11/2017—144A	1,100	1,154
6.50%, 11/15/2013	80	85
Volkswagen International Finance NV
1.63%, 08/12/2013—144A	116	117
Beverages—0.2%
Anheuser-Busch InBev Worldwide, Inc.
1.50%, 07/14/2014	136	138
7.75%, 01/15/2019	650	881
8.20%, 01/15/2039	240	404
Diageo Capital PLC
1.50%, 05/11/2017	189	193
4.83%, 07/15/2020	90	108
5.75%, 10/23/2017	230	280
Diageo Finance BV
5.50%, 04/01/2013	290	296
Heineken NV
1.40%, 10/01/2017—144A	400	402
PepsiCo, Inc.
1.25%, 08/13/2017	625	633
3.00%, 08/25/2021	250	268
7.90%, 11/01/2018	21	29

	Principal (000’s)	Value (000’s)
Beverages (continued)
SABMiller Holdings, Inc.
3.75%, 01/15/2022—144A	$200	$220
SABMiller PLC
5.50%, 08/15/2013—144A	180	187
5.70%, 01/15/2014—144A	330	349
Biotechnology—0.2%
Amgen, Inc.
3.45%, 10/01/2020	400	428
3.88%, 11/15/2021 ^	435	478
4.50%, 03/15/2020	56	63
5.15%, 11/15/2041	1,075	1,240
5.65%, 06/15/2042	252	309
5.75%, 03/15/2040	165	201
Celgene Corp.
1.90%, 08/15/2017	659	669
Capital Markets—1.3%
Bank of New York Mellon Corp.
2.40%, 01/17/2017	994	1,049
3.10%, 01/15/2015 ^	125	132
3.55%, 09/23/2021	509	558
4.60%, 01/15/2020 ^	40	47
5.45%, 05/15/2019	200	240
BlackRock, Inc.
3.38%, 06/01/2022	174	186
6.25%, 09/15/2017 ^	635	778
Charles Schwab Corp.
3.23%, 09/01/2022—144A	100	101
Credit Suisse USA, Inc.
5.13%, 08/15/2015	170	189
Goldman Sachs Group, Inc.
3.63%, 02/07/2016 ^	255	270
3.70%, 08/01/2015	308	324
5.38%, 03/15/2020	390	441
6.00%, 06/15/2020	1,047	1,229
6.25%, 09/01/2017	650	764
6.75%, 10/01/2037	200	220
7.50%, 02/15/2019 ^	3,875	4,838
Jefferies Group, Inc.
3.88%, 11/09/2015	171	174
6.25%, 01/15/2036	260	261
6.45%, 06/08/2027	180	189
8.50%, 07/15/2019 ^	1,720	2,012
Macquarie Group, Ltd.
6.00%, 01/14/2020—144A	450	491
6.25%, 01/14/2021—144A	525	579
7.30%, 08/01/2014—144A	700	760
7.63%, 08/13/2019—144A	1,150	1,358
Morgan Stanley
4.20%, 11/20/2014	156	163
5.63%, 09/23/2019	2,610	2,898
5.95%, 12/28/2017	700	794
7.30%, 05/13/2019	1,800	2,166
Morgan Stanley—Series F
5.55%, 04/27/2017	170	189
6.25%, 08/28/2017	450	513
Nomura Holdings, Inc.
4.13%, 01/19/2016 ^	200	208
5.00%, 03/04/2015 ^	350	370
6.70%, 03/04/2020	543	627

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal (000’s)	Value (000’s)
Chemicals—0.4%
Dow Chemical Co.
4.13%, 11/15/2021 ^	$438	$479
4.25%, 11/15/2020	174	193
5.25%, 11/15/2041	283	324
7.60%, 05/15/2014	640	706
8.55%, 05/15/2019	456	618
E.I. du Pont de Nemours & Co.
1.95%, 01/15/2016	173	179
4.90%, 01/15/2041	125	153
5.60%, 12/15/2036	550	717
Ecolab, Inc.
5.50%, 12/08/2041	570	712
Mosaic Co.
3.75%, 11/15/2021	209	226
4.88%, 11/15/2041	253	285
Potash Corp. of Saskatchewan, Inc.
6.50%, 05/15/2019 ^	260	329
PPG Industries, Inc.
5.75%, 03/15/2013	120	122
6.65%, 03/15/2018	470	591
7.40%, 08/15/2019	300	372
9.00%, 05/01/2021	310	421
Praxair, Inc.
4.38%, 03/31/2014	375	395
5.20%, 03/15/2017	150	176
Union Carbide Corp.
7.50%, 06/01/2025	400	491
7.75%, 10/01/2096	210	255
Commercial Banks—2.7%
ANZ National Int’l, Ltd.
3.13%, 08/10/2015—144A	105	110
Australia & New Zealand Banking Group, Ltd.
2.40%, 11/23/2016—144A ^	997	1,049
3.25%, 03/01/2016—144A ^	130	139
4.88%, 01/12/2021—144A	137	158
Bank of Nova Scotia
1.65%, 10/29/2015—144A ^	359	370
2.55%, 01/12/2017 ^	855	905
3.40%, 01/22/2015	405	430
Bank of Tokyo-Mitsubishi UFJ, Ltd.
2.35%, 02/23/2017—144A	785	816
3.85%, 01/22/2015—144A	227	241
Barclays Bank PLC
2.25%, 05/10/2017—144A ^	276	285
2.50%, 01/23/2013	150	151
2.50%, 09/21/2015—144A ^	510	531
2.75%, 02/23/2015	1,120	1,158
5.00%, 09/22/2016	100	113
5.20%, 07/10/2014	125	134
BB&T Corp.
3.38%, 09/25/2013	220	226
3.95%, 04/29/2016 ^	515	568
4.90%, 06/30/2017	550	625
5.20%, 12/23/2015	250	280
5.25%, 11/01/2019 ^	90	104
5.70%, 04/30/2014	195	210
6.85%, 04/30/2019	250	318
Comerica, Inc.
3.00%, 09/16/2015	150	159

	Principal (000’s)	Value (000’s)
Commercial Banks (continued)
Commonwealth Bank of Australia
2.25%, 03/16/2017—144A ^	$530	$553
Cooperatieve Centrale Raiffeisen—Boerenleenbank BA
3.38%, 01/19/2017	205	220
4.50%, 01/11/2021	300	340
5.80%, 09/30/2110—144A	300	356
Deutsche Bank AG
2.38%, 01/11/2013	250	251
3.25%, 01/11/2016 ^	400	424
3.88%, 08/18/2014 ^	100	106
6.00%, 09/01/2017 ^	190	228
DNB Boligkreditt AS
2.10%, 10/14/2015—144A	1,057	1,097
HSBC Bank PLC
3.10%, 05/24/2016—144A	262	277
3.50%, 06/28/2015—144A	1,175	1,251
4.13%, 08/12/2020—144A	275	305
HSBC Holdings PLC
4.88%, 01/14/2022 ^	1,520	1,765
5.10%, 04/05/2021	911	1,074
ING Bank NV
2.00%, 09/25/2015—144A	270	272
3.75%, 03/07/2017—144A	943	999
KeyBank NA
5.70%, 11/01/2017 ^	245	276
5.80%, 07/01/2014	250	269
Manufacturers & Traders Trust Co.
6.63%, 12/04/2017	250	302
National Australia Bank, Ltd.
2.00%, 06/20/2017—144A ^	580	600
2.75%, 09/28/2015—144A	280	293
3.00%, 07/27/2016—144A ^	1,730	1,839
3.75%, 03/02/2015—144A	280	297
National Bank of Canada
1.65%, 01/30/2014—144A	271	275
National City Corp.
4.90%, 01/15/2015	165	180
Nordea Bank AB
1.75%, 10/04/2013—144A	200	202
3.13%, 03/20/2017—144A	1,070	1,127
4.88%, 05/13/2021—144A ^	384	406
Oversea-Chinese Banking Corp., Ltd.
1.63%, 03/13/2015—144A	598	604
PNC Bank NA
6.88%, 04/01/2018	1,600	2,027
PNC Funding Corp.
2.70%, 09/19/2016	720	764
3.00%, 05/19/2014	180	187
4.38%, 08/11/2020	433	500
5.13%, 02/08/2020	250	300
5.25%, 11/15/2015	130	146
5.63%, 02/01/2017	130	151
6.70%, 06/10/2019 ^	150	194
Rabobank Nederland NV
2.13%, 10/13/2015	105	108
3.20%, 03/11/2015—144A	500	525
Royal Bank of Canada
1.20%, 09/19/2017	1,873	1,882

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal (000’s)	Value (000’s)
Commercial Banks (continued)
Royal Bank of Canada (continued)
2.30%, 07/20/2016 ^	$800	$837
Stadshypotek AB
1.88%, 10/02/2019—144A	530	530
Svenska Handelsbanken AB
3.13%, 07/12/2016	388	412
Toronto-Dominion Bank
2.50%, 07/14/2016	718	758
U.S. Bancorp
2.45%, 07/27/2015	540	566
2.88%, 11/20/2014 ^	121	127
3.00%, 03/15/2022	233	247
4.13%, 05/24/2021	133	154
7.50%, 06/01/2026	111	146
UBS AG
2.25%, 08/12/2013	250	253
3.88%, 01/15/2015	600	636
4.88%, 08/04/2020	525	603
5.88%, 12/20/2017	110	130
US Bancorp
1.65%, 05/15/2017	384	393
Wachovia Bank NA
0.72%, 03/15/2016 *	450	443
5.00%, 08/15/2015	500	544
6.00%, 11/15/2017	3,100	3,702
Wachovia Corp.
5.75%, 06/15/2017 ^	970	1,160
5.75%, 02/01/2018	1,200	1,448
Wells Fargo & Co.
2.63%, 12/15/2016	995	1,051
3.68%, 06/15/2016 *	390	423
5.63%, 12/11/2017	550	658
Westpac Banking Corp.
2.45%, 11/28/2016—144A ^	600	633
4.88%, 11/19/2019 ^	750	867
Commercial Services & Supplies—0.1%
ADT Corp.
3.50%, 07/15/2022—144A ^	124	126
4.88%, 07/15/2042—144A	147	157
ERAC USA Finance LLC
2.25%, 01/10/2014—144A	257	260
2.75%, 03/15/2017—144A	65	68
4.50%, 08/16/2021—144A	175	192
5.63%, 03/15/2042—144A	141	161
6.70%, 06/01/2034—144A	331	412
Pitney Bowes, Inc.
4.88%, 08/15/2014	350	367
5.00%, 03/15/2015 ^	250	267
5.60%, 03/15/2018 ^	100	109
Waste Management, Inc.
4.75%, 06/30/2020	319	370
Communications Equipment—0.0% ¥
Cisco Systems, Inc.
4.45%, 01/15/2020	150	177
5.50%, 01/15/2040	250	326
5.90%, 02/15/2039	100	135
Computers & Peripherals—0.1%
Dell, Inc.
3.10%, 04/01/2016	184	195

	Principal (000’s)	Value (000’s)
Computers & Peripherals (continued)
Hewlett-Packard Co.
2.60%, 09/15/2017 ^	$225	$219
4.05%, 09/15/2022 ^	97	93
4.30%, 06/01/2021	200	197
4.38%, 09/15/2021	312	308
4.65%, 12/09/2021 ^	440	440
6.00%, 09/15/2041 ^	1,360	1,340
Construction & Engineering—0.1%
ABB Finance USA, Inc.
1.63%, 05/08/2017	210	214
2.88%, 05/08/2022	152	157
4.38%, 05/08/2042	128	144
Fluor Corp.
3.38%, 09/15/2021 ^	547	588
Construction Materials—0.0% ¥
CRH America, Inc.
6.00%, 09/30/2016	221	248
Consumer Finance—0.7%
American Express Co.
7.00%, 03/19/2018	700	888
American Express Credit Corp.
2.38%, 03/24/2017	277	291
2.80%, 09/19/2016 ^	1,617	1,722
5.13%, 08/25/2014	350	378
7.30%, 08/20/2013	200	211
American Express Credit Corp.—Series C
5.88%, 05/02/2013	150	154
Capital One Bank USA NA
8.80%, 07/15/2019	1,300	1,730
Capital One Financial Corp.
2.15%, 03/23/2015	400	411
4.75%, 07/15/2021 ^	625	717
6.75%, 09/15/2017	730	898
7.38%, 05/23/2014	75	82
Caterpillar Financial Services Corp.
7.15%, 02/15/2019	100	133
Caterpillar Financial Services Corp.— Series F
5.85%, 09/01/2017	150	182
7.05%, 10/01/2018	150	195
HSBC Finance Corp.
4.75%, 07/15/2013	165	169
5.00%, 06/30/2015 ^	455	497
5.50%, 01/19/2016	260	289
John Deere Capital Corp.
1.20%, 10/10/2017	306	308
2.25%, 04/17/2019	333	347
2.75%, 03/15/2022	153	159
3.15%, 10/15/2021	290	313
5.75%, 09/10/2018	100	124
PACCAR Financial Corp.
1.55%, 09/29/2014	497	506
1.60%, 03/15/2017 ^	197	200
Toyota Motor Credit Corp.
2.00%, 09/15/2016	1,675	1,738
Diversified Financial Services—2.6%
Allstate Life Global Funding Trust
5.38%, 04/30/2013	200	205
American Honda Finance Corp.
1.50%, 09/11/2017—144A	200	201

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal (000’s)	Value (000’s)
Diversified Financial Services (continued)
American Honda Finance Corp. (continued)
2.60%, 09/20/2016—144A ^	$902	$946
7.63%, 10/01/2018—144A	300	381
Aon Corp.
3.13%, 05/27/2016	235	249
3.50%, 09/30/2015	46	49
6.25%, 09/30/2040	83	109
ASIF Global Financing XIX
4.90%, 01/17/2013—144A	2,236	2,252
Associates Corp.
6.95%, 11/01/2018	1,934	2,336
Bank of America Corp.
5.00%, 05/13/2021	75	85
5.63%, 07/01/2020	3,840	4,480
5.75%, 12/01/2017	220	255
5.88%, 02/07/2042	400	492
6.50%, 08/01/2016	633	736
Bank of America Corp.—Series MTNL
5.65%, 05/01/2018	770	896
Blackstone Holdings Finance Co., LLC
6.25%, 08/15/2042—144A	289	317
5.88%, 03/15/2021—144A	1,205	1,345
Caisse Centrale Desjardins du Quebec
2.55%, 03/24/2016—144A ^	580	616
Citigroup, Inc.
4.45%, 01/10/2017	1,080	1,193
4.59%, 12/15/2015	485	529
4.75%, 05/19/2015	892	967
5.38%, 08/09/2020	355	415
6.00%, 12/13/2013—08/15/2017	1,820	2,118
6.01%, 01/15/2015	420	462
6.13%, 11/21/2017	345	409
6.38%, 08/12/2014	310	338
6.50%, 08/19/2013	110	115
6.88%, 03/05/2038	340	453
8.13%, 07/15/2039	100	153
8.50%, 05/22/2019	550	733
CME Group, Inc.
3.00%, 09/15/2022	640	657
5.75%, 02/15/2014	196	209
Countrywide Financial Corp.
6.25%, 05/15/2016 ^	550	606
Ford Motor Credit Co. LLC
3.00%, 06/12/2017 ^	314	321
3.98%, 06/15/2016	555	588
4.21%, 04/15/2016	401	427
4.25%, 09/20/2022	332	344
General Electric Capital Corp.
4.38%, 09/16/2020	1,190	1,332
4.65%, 10/17/2021	1,300	1,471
5.40%, 02/15/2017 ^	400	461
5.50%, 01/08/2020	1,140	1,356
5.63%, 09/15/2017—05/01/2018	5,513	6,548
6.00%, 08/07/2019	1,420	1,739
6.75%, 03/15/2032	485	645
Goldman Sachs Group, LP
8.00%, 03/01/2013—144A	325	332

	Principal (000’s)	Value (000’s)
Diversified Financial Services (continued)
Macquarie Bank, Ltd.
5.00%, 02/22/2017—144A ^	$1,092	$1,186
MassMutual Global Funding II
2.00%, 04/05/2017—144A	370	378
2.88%, 04/21/2014—144A	100	103
Merrill Lynch & Co., Inc.
6.88%, 04/25/2018	600	724
Merrill Lynch & Co., Inc.—Series C
6.40%, 08/28/2017	2,325	2,742
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/2018	250	372
Diversified Telecommunication Services—1.1%
AT&T Corp.
8.00%, 11/15/2031	27	42
AT&T, Inc.
5.35%, 09/01/2040	898	1,101
5.80%, 02/15/2019 ^	1,300	1,633
6.30%, 01/15/2038	500	669
BellSouth Capital Funding Corp.
7.12%, 07/15/2097	335	435
BellSouth Corp.
6.55%, 06/15/2034	500	604
6.88%, 10/15/2031	270	341
BellSouth Telecommunications, Inc.
6.30%, 12/15/2015	110	116
7.00%, 10/01/2025	300	382
British Telecommunications PLC
5.95%, 01/15/2018 ^	200	240
9.63%, 12/15/2030	180	294
Centel Capital Corp.
9.00%, 10/15/2019	450	539
CenturyLink, Inc.
6.45%, 06/15/2021	540	592
7.60%, 09/15/2039	360	369
Deutsche Telekom International Finance BV
6.00%, 07/08/2019	395	487
8.75%, 06/15/2030	330	509
France Telecom SA
2.75%, 09/14/2016 ^	350	370
8.50%, 03/01/2031	430	660
GTE Corp.
6.84%, 04/15/2018	1,792	2,247
8.75%, 11/01/2021	250	358
GTP Acquisition Partners I LLC
4.35%, 06/15/2016—144A	758	798
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/2017	400	403
Qwest Corp.
6.75%, 12/01/2021	1,296	1,551
Telecom Italia Capital SA
4.95%, 09/30/2014	250	260
6.18%, 06/18/2014	281	298
7.00%, 06/04/2018	250	285
Telefonica Emisiones SAU
5.46%, 02/16/2021	91	92
6.22%, 07/03/2017	650	702
6.42%, 06/20/2016 ^	380	412
Verizon Communications, Inc.
6.10%, 04/15/2018	411	515

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal (000’s)	Value (000’s)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (continued)
8.75%, 11/01/2018 ^	$1,000	$1,395
8.95%, 03/01/2039	520	919
Verizon Global Funding Corp.
5.85%, 09/15/2035	175	228
7.75%, 12/01/2030	525	795
Verizon Maryland, Inc.
7.15%, 05/01/2023	600	615
Verizon Pennsylvania, Inc.
8.35%, 12/15/2030	240	332
Electric Utilities—1.3%
AEP Texas Central Co.
6.65%, 02/15/2033	100	130
Alabama Power Co.
6.00%, 03/01/2039	248	334
6.13%, 05/15/2038	77	105
Alabama Power Co.—Series S
5.88%, 12/01/2022	370	466
Appalachian Power Co.
5.95%, 05/15/2033	50	58
6.38%, 04/01/2036	200	254
6.70%, 08/15/2037	425	563
Arizona Public Service Co.
4.50%, 04/01/2042	121	133
5.05%, 09/01/2041 ^	303	358
Carolina Power & Light Co.
3.00%, 09/15/2021	610	650
5.30%, 01/15/2019 ^	80	98
Cleveland Electric Illuminating Co.
7.88%, 11/01/2017	180	226
8.88%, 11/15/2018	337	452
Comision Federal de Electricidad
4.88%, 05/26/2021—144A	261	293
Detroit Edison Co.
2.65%, 06/15/2022	68	71
3.95%, 06/15/2042	101	107
Duke Energy Carolinas LLC
3.90%, 06/15/2021	260	297
4.25%, 12/15/2041	264	299
4.30%, 06/15/2020 ^	156	181
6.00%, 01/15/2038	133	178
6.45%, 10/15/2032	100	133
Duke Energy Corp.
3.55%, 09/15/2021	348	373
Duke Energy Indiana, Inc.
3.75%, 07/15/2020	200	223
Enel Finance International NV
5.13%, 10/07/2019—144A	450	476
Florida Power & Light Co.
5.13%, 06/01/2041 ^	112	143
5.95%, 10/01/2033 ^	425	572
Great Plains Energy, Inc.
4.85%, 06/01/2021	26	30
Hydro-Quebec
8.40%, 01/15/2022	420	604
9.40%, 02/01/2021	100	149
Indiana Michigan Power Co.
7.00%, 03/15/2019	338	419

	Principal (000’s)	Value (000’s)
Electric Utilities (continued)
Jersey Central Power & Light Co.
7.35%, 02/01/2019 ^	$330	$428
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	500	566
Kansas City Power & Light Co.
5.30%, 10/01/2041	1,040	1,214
Massachusetts Electric Co.
5.90%, 11/15/2039—144A	55	73
MidAmerican Energy Co.
5.30%, 03/15/2018	500	603
Nevada Power Co.
5.38%, 09/15/2040	52	65
5.45%, 05/15/2041 ^	400	516
6.50%, 08/01/2018	910	1,156
Nevada Power Co.—Series V
7.13%, 03/15/2019	100	131
NextEra Energy Capital Holdings, Inc.
1.20%, 06/01/2015 ^	78	78
Niagara Mohawk Power Corp.
4.88%, 08/15/2019—144A	50	59
NiSource Finance Corp.
5.80%, 02/01/2042	1,119	1,338
6.80%, 01/15/2019	604	739
Northern States Power Co.
5.35%, 11/01/2039	19	25
6.25%, 06/01/2036 ^	100	141
Oncor Electric Delivery Co., LLC
6.80%, 09/01/2018	775	959
7.00%, 09/01/2022	175	222
Pacific Gas & Electric Co.
2.45%, 08/15/2022 ^	181	183
3.25%, 09/15/2021 ^	159	172
4.45%, 04/15/2042	167	186
4.50%, 12/15/2041	540	606
5.40%, 01/15/2040	42	53
6.05%, 03/01/2034	60	80
8.25%, 10/15/2018 ^	395	540
PacifiCorp
5.50%, 01/15/2019	125	153
5.65%, 07/15/2018	100	124
6.25%, 10/15/2037	360	507
Pennsylvania Electric Co.
6.05%, 09/01/2017	150	174
PPL Capital Funding, Inc.
4.20%, 06/15/2022	165	177
PPL Energy Supply LLC
4.60%, 12/15/2021	460	503
Progress Energy, Inc.
3.15%, 04/01/2022	156	161
4.40%, 01/15/2021	140	158
4.88%, 12/01/2019	200	232
6.00%, 12/01/2039	50	63
7.75%, 03/01/2031	150	213
Public Service Co., of Colorado
2.25%, 09/15/2022 ^	137	139
3.20%, 11/15/2020	56	62
Public Service Co., of Oklahoma
5.15%, 12/01/2019	133	154

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal (000’s)	Value (000’s)
Electric Utilities (continued)
Public Service Electric & Gas Co.
2.70%, 05/01/2015 ^	$150	$157
3.65%, 09/01/2042 ^	288	300
5.38%, 11/01/2039	28	36
Southern California Edison Co.
3.90%, 12/01/2041 ^	660	704
5.50%, 03/15/2040	130	170
6.65%, 04/01/2029	300	402
Southern Co.
1.95%, 09/01/2016 ^	254	263
Southwestern Public Service Co.—Series G
8.75%, 12/01/2018	405	552
Virginia Electric and Power Co.
2.95%, 01/15/2022 ^	157	167
Wisconsin Electric Power Co.
2.95%, 09/15/2021	26	28
Electronic Equipment & Instruments—0.0% ¥
Arrow Electronics, Inc.
3.38%, 11/01/2015	75	79
6.00%, 04/01/2020	385	438
6.88%, 07/01/2013—06/01/2018	252	275
Energy Equipment & Services—0.4%
ANR Pipeline Co.
9.63%, 11/01/2021	200	308
Halliburton Co.
6.15%, 09/15/2019	70	89
7.60%, 08/15/2096—144A	160	252
Nabors Industries, Inc.
6.15%, 02/15/2018	205	243
9.25%, 01/15/2019 ^	400	537
Noble Holding International, Ltd.
3.95%, 03/15/2022	87	93
5.25%, 03/15/2042	253	284
Schlumberger Investment SA
3.30%, 09/14/2021—144A	344	372
Spectra Energy Capital LLC
6.20%, 04/15/2018	325	396
7.50%, 09/15/2038 ^	125	173
8.00%, 10/01/2019	490	656
Texas Eastern Transmission, LP
2.80%, 10/15/2022—144A	462	465
TransCanada PipeLines, Ltd.
2.50%, 08/01/2022	250	254
6.50%, 08/15/2018	175	218
7.13%, 01/15/2019	400	515
Transocean, Inc.
6.38%, 12/15/2021	161	196
6.50%, 11/15/2020	500	607
7.35%, 12/15/2041	124	166
7.50%, 04/15/2031	200	252
Weatherford International, Ltd.
5.95%, 04/15/2042	105	115
9.88%, 03/01/2039	655	941
Food & Staples Retailing—0.2%
CVS Caremark Corp.
4.13%, 05/15/2021	360	414
6.13%, 09/15/2039	150	201
CVS Pass—Through Trust
5.93%, 01/10/2034—144A	656	800

	Principal (000’s)	Value (000’s)
Food & Staples Retailing (continued)
Kroger Co.
2.20%, 01/15/2017	$123	$126
3.40%, 04/15/2022 ^	700	747
5.40%, 07/15/2040	51	59
6.15%, 01/15/2020	300	370
7.50%, 04/01/2031	100	134
8.00%, 09/15/2029	175	237
Walgreen Co.
3.10%, 09/15/2022	516	525
Food Products—0.4%
Bunge, Ltd. Finance Corp.
5.88%, 05/15/2013	400	411
8.50%, 06/15/2019	310	400
Cargill, Inc.
3.30%, 03/01/2022—144A	1,260	1,310
6.00%, 11/27/2017—144A	220	265
7.35%, 03/06/2019—144A	250	317
ConAgra Foods, Inc.
2.10%, 03/15/2018	200	202
Kraft Foods Group, Inc.
3.50%, 06/06/2022—144A	214	232
5.00%, 06/04/2042—144A	156	182
5.38%, 02/10/2020—144A	318	390
6.13%, 08/23/2018—144A	225	279
6.50%, 02/09/2040—144A	645	904
6.88%, 01/26/2039—144A	196	279
Mondelez International, Inc.
5.38%, 02/10/2020	291	357
6.50%, 08/11/2017	1,171	1,446
Gas Utilities—0.2%
AGL Capital Corp.
3.50%, 09/15/2021	601	656
4.45%, 04/15/2013	300	305
5.25%, 08/15/2019	100	120
5.88%, 03/15/2041	109	146
6.38%, 07/15/2016	300	355
Atmos Energy Corp.
4.95%, 10/15/2014	200	216
8.50%, 03/15/2019	44	58
Boston Gas Co.
4.49%, 02/15/2042—144A	330	362
CenterPoint Energy Resources Corp.
4.50%, 01/15/2021	352	403
5.95%, 01/15/2014	150	159
6.13%, 11/01/2017	630	767
Health Care Providers & Services—0.2%
Aetna, Inc.
4.50%, 05/15/2042 ^	153	160
6.75%, 12/15/2037	305	414
Medco Health Solutions, Inc.
2.75%, 09/15/2015 ^	140	146
7.13%, 03/15/2018	250	318
UnitedHealth Group, Inc.
3.38%, 11/15/2021	412	441
WellPoint, Inc.
3.13%, 05/15/2022	492	501
3.30%, 01/15/2023	105	109
4.63%, 05/15/2042	400	425
4.65%, 01/15/2043	38	41

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal (000’s)	Value (000’s)
Health Care Providers & Services (continued)
WellPoint, Inc. (continued)
5.88%, 06/15/2017	$650	$770
Household Durables—0.0% ¥
Newell Rubbermaid, Inc.
4.70%, 08/15/2020	183	204
Household Products—0.0% ¥
Kimberly-Clark Corp.
2.40%, 03/01/2022 ^	68	69
Independent Power Producers & Energy Traders—0.2%
Exelon Generation Co., LLC
4.00%, 10/01/2020	600	647
5.75%, 10/01/2041	86	99
6.20%, 10/01/2017	940	1,119
PSEG Power LLC
4.15%, 09/15/2021	417	455
5.13%, 04/15/2020	151	175
5.32%, 09/15/2016	800	914
5.50%, 12/01/2015	100	113
Southern Power Co.
5.15%, 09/15/2041	360	421
Industrial Conglomerates—0.1%
Danaher Corp.
3.90%, 06/23/2021	261	294
Koninklijke Philips Electronics NV
3.75%, 03/15/2022 ^	606	671
7.20%, 06/01/2026	500	683
Insurance—1.2%
ACE INA Holdings, Inc.
5.60%, 05/15/2015	425	477
Aflac, Inc.
4.00%, 02/15/2022 ^	466	518
6.45%, 08/15/2040	108	138
8.50%, 05/15/2019	235	319
AIG SunAmerica Global Financing X
6.90%, 03/15/2032—144A	800	1,067
Allstate Corp.
5.00%, 08/15/2014	70	75
7.45%, 05/16/2019 ^	100	133
Berkshire Hathaway Finance Corp.
2.45%, 12/15/2015	187	197
3.00%, 05/15/2022 ^	850	894
4.40%, 05/15/2042 ^	268	282
5.40%, 05/15/2018 ^	1,000	1,206
5.75%, 01/15/2040	100	125
Berkshire Hathaway, Inc.
3.75%, 08/15/2021 ^	727	814
CNA Financial Corp.
5.85%, 12/15/2014	200	218
5.88%, 08/15/2020	282	332
Jackson National Life Global Funding
4.70%, 06/01/2018—144A	1,400	1,538
5.38%, 05/08/2013—144A	950	974
Liberty Mutual Group, Inc.
4.95%, 05/01/2022—144A	183	200
Lincoln National Corp.
4.20%, 03/15/2022 ^	53	56
4.85%, 06/24/2021	58	64
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041—144A	297	351

	Principal (000’s)	Value (000’s)
Insurance (continued)
MetLife, Inc.
6.75%, 06/01/2016	$580	$693
Metropolitan Life Global Funding I
2.50%, 09/29/2015—144A	2,200	2,298
3.65%, 06/14/2018—144A ^	520	571
3.88%, 04/11/2022—144A	720	794
Nationwide Mutual Insurance Co.
6.60%, 04/15/2034—144A	260	263
9.38%, 08/15/2039—144A	1,425	2,066
New York Life Global Funding
1.30%, 01/12/2015—144A ^	420	426
3.00%, 05/04/2015—144A	600	633
4.65%, 05/09/2013—144A	150	153
Pacific Life Global Funding
5.00%, 05/15/2017—144A	100	107
5.15%, 04/15/2013—144A	280	286
Pacific Life Insurance Co.
9.25%, 06/15/2039—144A	1,350	1,910
Principal Life Income Funding Trusts
5.10%, 04/15/2014	385	409
5.30%, 12/14/2012	260	261
5.30%, 04/24/2013 ^	250	256
Prudential Insurance Co. of America
8.30%, 07/01/2025—144A	900	1,217
Travelers Property Casualty Corp.
7.75%, 04/15/2026	450	635
Internet Software & Services—0.0% ¥
eBay, Inc.
2.60%, 07/15/2022 ^	117	120
3.25%, 10/15/2020 ^	420	458
4.00%, 07/15/2042 ^	133	133
IT Services—0.1%
HP Enterprise Services LLC
7.45%, 10/15/2029	500	587
International Business Machines Corp.
1.25%, 02/06/2017	315	321
1.88%, 05/15/2019 ^	420	435
1.95%, 07/22/2016	264	276
4.00%, 06/20/2042	169	185
7.00%, 10/30/2025 ^	508	749
Machinery—0.2%
Caterpillar, Inc.
1.50%, 06/26/2017	115	117
2.60%, 06/26/2022 ^	123	127
7.90%, 12/15/2018 ^	250	340
Deere & Co.
2.60%, 06/08/2022	119	123
3.90%, 06/09/2042	107	113
Eaton Corp.
7.63%, 04/01/2024	500	657
Illinois Tool Works, Inc.
3.90%, 09/01/2042	1,624	1,726
Media—0.9%
CBS Corp.
4.85%, 07/01/2042	320	347
5.50%, 05/15/2033	150	167
5.75%, 04/15/2020	63	76
7.88%, 07/30/2030	130	183
8.88%, 05/15/2019	100	138

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal (000’s)	Value (000’s)
Media (continued)
Comcast Cable Communications LLC
8.88%, 05/01/2017	$250	$328
Comcast Cable Holdings LLC
10.13%, 04/15/2022	414	615
Comcast Corp.
6.45%, 03/15/2037	100	132
6.50%, 11/15/2035	100	132
7.05%, 03/15/2033	1,300	1,750
COX Communications, Inc.
5.45%, 12/15/2014	50	55
COX Enterprises, Inc.
7.38%, 07/15/2027—144A	200	257
DIRECTV Holdings LLC / DIRECTV
Financing Co., Inc.
3.80%, 03/15/2022	910	947
4.60%, 02/15/2021	400	443
6.00%, 08/15/2040	700	805
6.38%, 03/01/2041	240	289
Discovery Communications LLC
4.38%, 06/15/2021	344	389
Historic TW, Inc.
9.15%, 02/01/2023	200	286
NBCUniversal Media LLC
4.38%, 04/01/2021	1,000	1,144
5.95%, 04/01/2041	210	262
News America, Inc.
6.20%, 12/15/2034	250	312
6.65%, 11/15/2037	600	792
7.25%, 05/18/2018	155	195
7.30%, 04/30/2028	130	170
7.70%, 10/30/2025	300	407
8.88%, 04/26/2023	200	272
TCI Communications, Inc.
7.13%, 02/15/2028	100	135
Thomson Reuters Corp.
3.95%, 09/30/2021 ^	1,005	1,106
4.70%, 10/15/2019	75	86
Time Warner Cable, Inc.
5.50%, 09/01/2041	388	453
6.55%, 05/01/2037	700	911
6.75%, 07/01/2018	40	51
7.30%, 07/01/2038	90	126
8.25%, 02/14/2014—04/01/2019	930	1,155
8.75%, 02/14/2019	380	522
Time Warner Entertainment Co., LP
8.38%, 07/15/2033	250	371
Time Warner, Inc.
4.75%, 03/29/2021	140	164
5.38%, 10/15/2041	112	132
6.20%, 03/15/2040	100	128
6.25%, 03/29/2041	87	113
7.63%, 04/15/2031	300	430
7.70%, 05/01/2032	100	147
Viacom, Inc.
3.88%, 12/15/2021 ^	606	665
Metals & Mining—0.2%
BHP Billiton Finance USA, Ltd.
3.25%, 11/21/2021	670	722
4.13%, 02/24/2042	300	325

	Principal (000’s)	Value (000’s)
Metals & Mining (continued)
BHP Billiton Finance USA, Ltd. (continued)
6.50%, 04/01/2019	$270	$347
Placer Dome, Inc.
6.45%, 10/15/2035	399	485
Rio Tinto Finance USA, Ltd.
3.50%, 11/02/2020	80	85
3.75%, 09/20/2021	941	1,020
8.95%, 05/01/2014 ^	400	448
Multiline Retail—0.1%
Kohl’s Corp.
4.00%, 11/01/2021 ^	262	285
Macy’s Retail Holdings, Inc.
3.88%, 01/15/2022 ^	203	223
5.13%, 01/15/2042	100	113
6.90%, 04/01/2029	200	244
7.45%, 07/15/2017	240	298
Nordstrom, Inc.
4.00%, 10/15/2021 ^	301	337
Target Corp.
7.00%, 01/15/2038	140	210
Multi-Utilities—0.3%
CenterPoint Energy, Inc.
6.50%, 05/01/2018	180	219
Consolidated Edison Co., of New York, Inc.
5.70%, 06/15/2040	154	206
Consumers Energy Co.
2.85%, 05/15/2022	121	128
6.70%, 09/15/2019	100	130
Delmarva Power & Light Co.
4.00%, 06/01/2042	294	311
Dominion Resources, Inc.
4.90%, 08/01/2041	103	122
5.25%, 08/01/2033	500	580
6.00%, 11/30/2017	450	547
6.40%, 06/15/2018	170	213
MidAmerican Energy Holdings Co.
6.13%, 04/01/2036	310	408
San Diego Gas & Electric Co.
3.95%, 11/15/2041	376	404
6.00%, 06/01/2026	320	439
Sempra Energy
2.00%, 03/15/2014	110	112
2.88%, 10/01/2022	227	233
6.00%, 10/15/2039	150	197
8.90%, 11/15/2013	180	195
9.80%, 02/15/2019	764	1,084
Xcel Energy, Inc.
4.70%, 05/15/2020	50	59
4.80%, 09/15/2041 ^	116	137
Office Electronics—0.1%
Xerox Corp.
4.50%, 05/15/2021 ^	80	85
5.63%, 12/15/2019	535	606
6.75%, 02/01/2017	330	388
8.25%, 05/15/2014	90	99
Oil, Gas & Consumable Fuels—1.2%
Alberta Energy Co., Ltd.
7.38%, 11/01/2031	500	663

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal (000’s)	Value (000’s)
Oil, Gas & Consumable Fuels (continued)
Anadarko Finance Co.—Series B
7.50%, 05/01/2031	$530	$724
Anadarko Holding Co.
7.15%, 05/15/2028	552	680
Anadarko Petroleum Corp.
7.63%, 03/15/2014	400	435
8.70%, 03/15/2019	150	205
Apache Corp.
3.25%, 04/15/2022	152	166
4.75%, 04/15/2043	268	317
6.90%, 09/15/2018	180	231
BG Energy Capital PLC
5.13%, 10/15/2041—144A	200	242
BP Capital Markets PLC
1.85%, 05/05/2017	429	442
3.25%, 05/06/2022	462	496
3.88%, 03/10/2015	675	725
4.74%, 03/11/2021 ^	100	118
Burlington Resources Finance Co.
7.40%, 12/01/2031	290	424
Canadian Natural Resources, Ltd.
6.45%, 06/30/2033	150	198
Cenovus Energy, Inc.
3.00%, 08/15/2022	91	94
4.45%, 09/15/2042	223	241
ConocoPhillips
6.00%, 01/15/2020	105	134
6.65%, 07/15/2018 ^	350	448
Devon Energy Corp.
3.25%, 05/15/2022	337	356
4.75%, 05/15/2042 ^	224	253
6.30%, 01/15/2019	600	755
EnCana Corp.
6.50%, 05/15/2019—08/15/2034	610	760
ENI SpA
5.70%, 10/01/2040—144A	900	957
EOG Resources, Inc.
2.63%, 03/15/2023	236	242
4.10%, 02/01/2021 ^	300	344
Hess Corp.
7.88%, 10/01/2029	620	892
Kerr-McGee Corp.
7.88%, 09/15/2031	300	412
Occidental Petroleum Corp.
1.75%, 02/15/2017	208	215
2.70%, 02/15/2023	882	917
Petrobras International Finance Co.
5.38%, 01/27/2021	400	454
Petro-Canada
5.35%, 07/15/2033	100	117
6.05%, 05/15/2018	312	383
7.88%, 06/15/2026	100	149
Phillips 66
2.95%, 05/01/2017—144A	161	172
4.30%, 04/01/2022—144A	130	146
Shell International Finance BV
3.10%, 06/28/2015	478	510
4.30%, 09/22/2019 ^	300	354
4.38%, 03/25/2020	410	485

	Principal (000’s)	Value (000’s)
Oil, Gas & Consumable Fuels (continued)
Shell International Finance BV (continued)
6.38%, 12/15/2038	$100	$147
Statoil ASA
3.13%, 08/17/2017	200	219
3.15%, 01/23/2022	313	337
4.25%, 11/23/2041	236	264
5.25%, 04/15/2019	1,130	1,370
Suncor Energy, Inc.
5.95%, 12/01/2034	400	501
6.10%, 06/01/2018	250	308
Talisman Energy, Inc.
7.75%, 06/01/2019	385	497
Tosco Corp.
7.80%, 01/01/2027	160	239
8.13%, 02/15/2030	230	352
Total Capital International SA
0.75%, 01/25/2016	102	102
1.55%, 06/28/2017	187	191
2.88%, 02/17/2022 ^	688	724
Total Capital SA
2.30%, 03/15/2016	400	419
4.13%, 01/28/2021	82	94
Pharmaceuticals—0.1%
Merck & Co., Inc.
2.40%, 09/15/2022	288	293
Novartis Capital Corp.
2.40%, 09/21/2022	360	366
Pharmacia Corp.
6.50%, 12/01/2018	260	335
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021	830	903
Watson Pharmaceuticals, Inc.
3.25%, 10/01/2022	162	167
Real Estate Investment Trusts—0.3%
CommonWealth REIT
5.88%, 09/15/2020 ^	400	436
6.25%, 08/15/2016	400	437
6.65%, 01/15/2018	215	239
ERP Operating, LP
4.63%, 12/15/2021	479	549
5.25%, 09/15/2014	860	928
5.75%, 06/15/2017	120	142
HCP, Inc.
3.75%, 02/01/2019	232	246
5.38%, 02/01/2021	105	122
Simon Property Group, LP
4.13%, 12/01/2021	404	454
4.38%, 03/01/2021 ^	210	237
5.65%, 02/01/2020	247	297
6.13%, 05/30/2018	280	344
6.75%, 05/15/2014	50	54
10.35%, 04/01/2019	220	317
WEA Finance LLC
7.13%, 04/15/2018—144A	260	320
WEA Finance LLC / WT Finance AUST Pty, Ltd.
3.38%, 10/03/2022—144A ^	363	368
6.75%, 09/02/2019—144A	580	718

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal (000’s)	Value (000’s)
Road & Rail—0.4%
Burlington Northern Santa Fe LLC
3.05%, 09/01/2022	$180	$188
3.45%, 09/15/2021	176	189
3.60%, 09/01/2020	125	137
4.38%, 09/01/2042 ^	100	109
4.70%, 10/01/2019	75	87
5.40%, 06/01/2041	175	215
5.65%, 05/01/2017	387	461
5.75%, 05/01/2040	500	640
7.29%, 06/01/2036	90	126
Canadian National Railway Co.
5.85%, 11/15/2017	180	218
CSX Corp.
4.25%, 06/01/2021 ^	65	73
6.25%, 04/01/2015 ^	125	141
6.25%, 03/15/2018	160	197
7.38%, 02/01/2019	350	448
7.90%, 05/01/2017	400	506
Norfolk Southern Corp.
3.25%, 12/01/2021	166	174
3.95%, 10/01/2042	140	143
6.00%, 03/15/2105—05/23/2111	944	1,191
Ryder System, Inc.
2.50%, 03/01/2017	440	448
3.60%, 03/01/2016	132	140
Union Pacific Corp.
2.95%, 01/15/2023	43	45
4.16%, 07/15/2022	306	348
4.30%, 06/15/2042	148	163
5.78%, 07/15/2040	300	393
Semiconductors & Semiconductor Equipment—0.1%
Intel Corp.
3.30%, 10/01/2021	586	644
4.80%, 10/01/2041	535	632
National Semiconductor Corp.
3.95%, 04/15/2015	500	540
6.60%, 06/15/2017	200	248
Software—0.1%
Intuit, Inc.
5.75%, 03/15/2017	70	81
Microsoft Corp.
4.50%, 10/01/2040	70	84
Oracle Corp.
5.00%, 07/08/2019	100	122
5.38%, 07/15/2040	123	160
6.13%, 07/08/2039	731	1,032
6.50%, 04/15/2038	200	288
Specialty Retail—0.1%
Gap, Inc.
5.95%, 04/12/2021	913	1,037
Lowe’s Cos., Inc.
4.65%, 04/15/2042 ^	443	499
5.13%, 11/15/2041	189	226
5.50%, 10/15/2035	140	169
7.11%, 05/15/2037	120	168
Staples, Inc.
9.75%, 01/15/2014	80	88

	Principal (000’s)	Value (000’s)
Transportation Infrastructure—0.0% ¥
Penske Truck Leasing Co., LP / PTL Finance Corp.
4.88%, 07/11/2022—144A	$500	$511
Water Utilities—0.0% ¥
American Water Capital Corp.
6.09%, 10/15/2017	780	925
Wireless Telecommunication Services—0.1%
America Movil SAB de CV
2.38%, 09/08/2016	421	440
3.13%, 07/16/2022	236	243
Crown Castle Towers LLC
3.21%, 08/15/2015—144A	290	302
Vodafone Group PLC
1.63%, 03/20/2017	470	480
5.45%, 06/10/2019	75	92

Total Corporate Debt Securities (cost $316,204)		346,464

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL—3.7%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.31% 	69,981,080	69,981
Total Securities Lending Collateral (cost $69,981)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—1.5%
State Street Bank & Trust Co. 0.03% , dated 10/31/2012, to be repurchased at $27,436 on 11/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $27,986.	$27,436	27,436
Total Repurchase Agreement (cost $27,436)

Total Investment Securities (cost $1,839,717) P		1,943,026
Other Assets and Liabilities—Net		(63,832)

Net Assets		$1,879,194

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $68,551.
	Rate shown reflects the yield at 10/31/2012.
*	Floating or variable rate note. Rate is listed as of 10/31/2012.
¥	Percentage rounds to less than 0.1%.
P	Aggregate cost for federal income tax purposes is $1,839,717. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $107,738 and $4,429, respectively. Net unrealized appreciation for tax purposes is $103,309.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 10/31/2012, these securities aggregated $213,114, or 11.34% of the fund’s net assets.
IO	Interest Only
PO	Principal Only
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
STRIPS	Separate Trading of Registered Interest and Principal of Securities

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/2012
Asset-Backed Securities	$—	$88,513	$—	$88,513
Corporate Debt Securities	—	346,464	—	346,464
Foreign Government Obligations	—	37,078	—	37,078
Mortgage-Backed Securities	—	210,173	—	210,173
Municipal Government Obligations	—	5,129	—	5,129
Repurchase Agreement	—	27,436	—	27,436
Securities Lending Collateral	69,981	—	—	69,981
U.S. Government Agency Obligations	—	847,795	—	847,795
U.S. Government Obligations	—	310,457	—	310,457

Total	$69,981	$1,873,045	$—	$1,943,026

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 10/31/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Developing Markets Equity

(formerly, Transamerica Oppenheimer Developing Markets)

SCHEDULE OF INVESTMENTS

At October 31, 2012

	Shares	Value (000’s)
PREFERRED STOCKS—2.0%
Brazil—1.5%
Lojas Americanas SA , 0.52% 	588,634	$4,927
Colombia—0.5%
Banco Davivienda SA , 2.12% 	148,331	1,830

Total Preferred Stocks (cost $5,510)		6,757

COMMON STOCKS—93.8%
Brazil—9.8%
Amil Participacoes SA	32,800	493
B2W Cia Global Do Varejo ‡	154,216	750
Banco Bradesco SA ADR	109,400	1,713
BM&FBovespa SA	1,010,846	6,471
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	71,060	3,321
Cia de Bebidas das Americas ADR	80,900	3,300
Embraer SA ADR ‡	102,190	2,852
Estacio Participacoes SA	136,900	2,609
Kroton Educacional SA ‡	145,104	2,901
Natura Cosmeticos SA	146,700	3,911
Petroleo Brasileiro SA—Class A ADR	123,400	2,533
Vale SA—Class B ADR	151,880	2,702
Chile—0.2%
Banco Santander Chile	11,673,585	807
China—6.4%
Baidu, Inc. ADR ‡	96,120	10,248
Ctrip.com International, Ltd. ADR ‡ ^	173,120	3,464
Home Inns & Hotels Management, Inc. ADR ‡	54,930	1,618
NetEase, Inc. ADR ‡	57,530	3,107
New Oriental Education & Technology Group ADR ^	133,560	2,252
Youku Tudou, Inc. ADR ‡	62,530	1,238
Colombia—1.4%
Almacenes Exito SA	158,328	3,019
Bancolombia SA ADR	27,260	1,745
Cementos Argos SA	21,755	104
Denmark—2.4%
Carlsberg AS—Class B	77,036	6,646
FLSmidth & Co. A/S ^	25,290	1,494
Egypt—0.7%
Commercial International Bank Egypt SAE	372,222	2,314
France—0.2%
Technip SA	5,280	595
Hong Kong—11.7%
AIA Group, Ltd.	945,800	3,740
China Oilfield Services, Ltd.—Class H	410,000	776
China Shenhua Energy Co., Ltd.—Class H	432,500	1,842
CNOOC, Ltd.	1,547,000	3,209
Hang Lung Group, Ltd.	241,750	1,427
Hang Lung Properties, Ltd.	772,549	2,692
Hong Kong Exchanges and Clearing, Ltd. ^	286,887	4,723
Prada SpA	496,000	4,048
Shandong Weigao Group Medical Polymer Co., Ltd. ^	267,000	361
Sinopharm Group Co., Ltd.—Class H ^	412,600	1,390
Soho China, Ltd. ^	1,301,500	885
Sun Art Retail Group, Ltd. ^	48,000	65
Tencent Holdings, Ltd.	149,400	5,294
Tingyi Cayman Islands Holding Corp. ^	1,731,000	5,159
Want Want China Holdings, Ltd.	3,043,000	4,162
India—13.0%
Ambuja Cements, Ltd.	156,325	589
Asian Paints, Ltd.	24,392	1,748
Cipla, Ltd.	162,226	1,101
Colgate-Palmolive India, Ltd.	92,950	2,203

	Shares	Value (000’s)
India (continued)
HDFC Bank, Ltd. ADR	118,980	$4,449
Hindustan Unilever, Ltd.	353,776	3,600
Housing Development Finance Corp.	476,966	6,722
ICICI Bank, Ltd. ADR	97,130	3,812
Infosys, Ltd.	222,272	9,773
Marico, Ltd.	396,106	1,549
Sun Pharmaceuticals Industries, Ltd.	72,614	938
Sun TV Network, Ltd.	173,356	1,057
Tata Consultancy Services, Ltd.	141,542	3,460
Ultratech Cement, Ltd.	6,454	239
Zee Entertainment Enterprises, Ltd.	1,033,209	3,629
Indonesia—1.8%
Astra International PT	4,437,000	3,718
Semen Gresik Persero PT	114,500	178
Unilever Indonesia PT	767,000	2,080
Italy—0.5%
Saipem SpA	10,289	462
Salvatore Ferragamo Italia SpA	58,679	1,192
Korea, Republic of—3.9%
E-Mart Co., Ltd. ^	18,750	4,066
MegaStudy Co., Ltd.	4,614	286
NHN Corp. ^	31,683	7,336
Shinsegae Co., Ltd.	9,006	1,610
Luxembourg—1.1%
Tenaris SA ADR	97,450	3,666
Malaysia—0.4%
Genting Bhd	433,300	1,259
Mexico—8.5%
America Movil SAB de CV—Series L ADR	475,270	12,019
Fomento Economico Mexicano SAB de CV ADR	56,230	5,095
Fomento Economico Mexicano SAB de CV ^	564,613	5,084
Grupo Financiero Inbursa SAB de CV—Class O ^	673,778	1,791
Grupo Televisa SAB ADR	74,420	1,682
Wal-Mart de Mexico SAB de CV—Series V	1,119,021	3,293
Philippines—3.0%
Jollibee Foods Corp.	704,130	1,807
SM Investments Corp.	161,530	3,149
SM Prime Holdings, Inc.	14,589,163	5,134
Russian Federation—2.3%
Magnit OJSC Ә	55,399	7,877
Singapore—1.0%
Dairy Farm International Holdings, Ltd.	76,215	851
Genting Singapore PLC ^	1,909,000	2,081
Jardine Strategic Holdings, Ltd. ^	17,000	619
South Africa—3.0%
Anglo American Platinum, Ltd. ^	17,391	808
Impala Platinum Holdings, Ltd. ^	156,521	2,816
MTN Group, Ltd. ^	263,111	4,744
Standard Bank Group, Ltd.	140,021	1,730
Taiwan—2.4%
Epistar Corp.	760,500	1,211
HTC Corp.	80,263	580
Synnex Technology International Corp.	905,801	1,916
Taiwan Semiconductor Manufacturing Co., Ltd.	1,522,459	4,622
Thailand—0.6%
Siam Commercial Bank PCL ^	400,200	2,102
Turkey—5.0%
Akbank TAS	504,295	2,431
Anadolu Efes Biracilik Ve Malt Sanayii AS	180,112	2,703
BIM Birlesik Magazalar AS	50,576	2,349
Enka Insaat ve Sanayi AS	743,815	1,975
Haci OMER Sabanci Holding AS	984,296	5,194
Turkiye Garanti Bankasi AS	510,292	2,437

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Developing Markets Equity

(formerly, Transamerica Oppenheimer Developing Markets)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Shares	Value (000’s)
United Kingdom—11.6%
Anglo American PLC	194,173	$5,962
BG Group PLC	238,050	4,408
Burberry Group PLC	75,040	1,412
Eurasia Drilling Co., Ltd.—Reg S GDR	53,604	1,855
Magnit OJSC—Reg S GDR ^	54,470	1,934
Mail.ru Group, Ltd.—Reg S GDR	43,000	1,434
NovaTek OAO—Reg S GDR	54,600	6,224
Rio Tinto PLC	20,270	1,016
SABMiller PLC	113,110	4,845
Tullow Oil PLC	294,780	6,680
Unilever PLC	102,998	3,841
United States—2.9%
Almacenes Exito SA—144A GDR	135,400	2,572
Credicorp, Ltd.	10,080	1,304
Inretail Peru Corp.—144A ‡ Ә	55,400	1,072
MercadoLibre, Inc. ^	8,260	694
Yandex NV—Class A ‡ ^	184,770	4,301

Total Common Stocks (cost $300,652)		320,356

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL—10.4%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.31% 	35,535,356	$35,535
Total Securities Lending Collateral (cost $35,535)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—4.1%
State Street Bank & Trust Co. 0.03% , dated 10/31/2012, to be repurchased at $13,968 on 11/01/2012. Collateralized by U.S. Government Agency Obligations, 3.00%, due 12/01/2026, and with a total value of $14,249.	$13,968	13,968
Total Repurchase Agreement (cost $13,968)

Total Investment Securities (cost $355,665) P		376,616
Other Assets and Liabilities—Net		(35,254)

Net Assets		$341,362

INVESTMENTS BY INDUSTRY (unaudited):	Percentage of Total Investment Securities	Value (000’s)
Internet Software & Services	8.9%	$33,651
Food & Staples Retailing	8.5	32,029
Commercial Banks	7.6	28,464
Beverages	7.3	27,673
Oil, Gas & Consumable Fuels	6.6	24,896
Wireless Telecommunication Services	4.5	16,764
Diversified Financial Services	4.4	16,388
Metals & Mining	3.5	13,305
IT Services	3.5	13,232
Food Products	3.5	13,163
Hotels, Restaurants & Leisure	2.7	10,229
Real Estate Management & Development	2.7	10,139
Diversified Consumer Services	2.1	8,047
Household Products	2.1	7,884
Energy Equipment & Services	2.0	7,353
Thrifts & Mortgage Finance	1.8	6,722
Textiles, Apparel & Luxury Goods	1.8	6,652
Media	1.7	6,368
Semiconductors & Semiconductor Equipment	1.5	5,833
Industrial Conglomerates	1.5	5,743
Personal Products	1.4	5,460
Multiline Retail	1.3	4,927
Insurance	1.0	3,740
Automobiles	1.0	3,719
Aerospace & Defense	0.8	2,852
Pharmaceuticals	0.5	2,039
Electronic Equipment & Instruments	0.5	1,916
Health Care Providers & Services	0.5	1,883
Chemicals	0.5	1,748
Construction & Engineering	0.4	1,494
Construction Materials	0.3	1,109
Internet & Catalog Retail	0.2	750
Communications Equipment	0.2	580
Health Care Equipment & Supplies	0.1	361

Investment Securities, at Value	86.9	327,113
Short-Term Investments	13.1	49,503

Total Investments	100.0%	$376,616

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Developing Markets Equity

(formerly, Transamerica Oppenheimer Developing Markets)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

	Rate shown reflects the yield at 10/31/2012.
‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $33,954.
Ә	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $8,949, or 2.62% of the fund’s net assets.
P	Aggregate cost for federal income tax purposes is $360,580. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $39,529 and $23,493, respectively. Net unrealized appreciation for tax purposes is $16,036.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 10/31/2012, these securities aggregated $3,644, or 1.07% of the fund’s net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
OJSC	Open Joint Stock Company
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/2012
Common Stocks	$116,619	$203,737	$—	$320,356
Preferred Stocks	6,757	—	—	6,757
Repurchase Agreement	—	13,968	—	13,968
Securities Lending Collateral	35,535	—	—	35,535

Total	$158,911	$217,705	$—	$376,616

Level 3 Rollforward—Investment Securities

Securities	Beginning Balance at 10/31/2011		Purchases	Sales		Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) ƒ	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 10/31/2012 ₪	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 10/31/2012 ƒ
Rights	$	¿	$1	$(1	) ∂	$—	$—	$—	$—	$—	$—	$—

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 10/31/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 10/31/2012 may be due to an investment no longer held or categorized as Level 3 at period end.
∂	Rights exercised on 11/10/2011.
₪	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Global Macro

(formerly, Transamerica First Quadrant Global Macro)

SCHEDULE OF INVESTMENTS

At October 31, 2012

	Principal (000’s)	Value (000’s)
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—60.6%
U.S. Treasury Bill
0.05%, 11/15/2012  ■	$7,000	$7,000
0.07%, 12/06/2012  ■ g	23,500	23,497
0.08%, 12/20/2012 - 12/27/2012  ■	37,500	37,494

Total Short-Term U.S. Government Obligations (cost $67,991)		67,991

	Notional Amount (000’s)	Value (000’s)
PURCHASED OPTIONS—0.6%
Call Options—0.1%
S&P 500 Index Index Value 1,570.00 Expires 11/17/2012	6	¿
S&P 500 Index Index Value 1,575.00 Expires 11/17/2012	6	¿
S&P 500 Index Index Value 1,405.00 Expires 12/22/2012	2	63
S&P 500 Index Index Value 1,430.00 Expires 12/22/2012	1	11
S&P 500 Index Index Value 1,435.00 Expires 12/22/2012	1	26
S&P 500 Index Index Value 1,445.00 Expires 12/22/2012	1	18
S&P 500 Index Index Value 1,450.00 Expires 12/22/2012	1	14
S&P 500 Index Index Value 1,455.00 Expires 12/22/2012	1	17
S&P 500 Index Index Value 1,465.00 Expires 12/22/2012	¿	3
Put Options—0.5%
S&P 500 Index Index Value 1,410.00 Expires 12/22/2012	¿	11
S&P 500 Index Index Value 1,150.00 Expires 11/17/2012	28	4
S&P 500 Index Index Value 1,170.00 Expires 11/17/2012	38	6
S&P 500 Index Index Value 1,175.00 Expires 11/17/2012	18	4
S&P 500 Index Index Value 1,180.00 Expires 11/17/2012	36	13
S&P 500 Index Index Value 1,200.00 Expires 11/17/2012	146	44

	Notional Amount (000’s)	Value (000’s)
Put Options (continued)
S&P 500 Index Index Value 1,220.00 Expires 11/17/2012	$68	$24
S&P 500 Index Index Value 1,230.00 Expires 11/17/2012	20	8
S&P 500 Index Index Value 1,240.00 Expires 11/17/2012	40	18
S&P 500 Index Index Value 1,370.00 Expires 11/17/2012	6	55
S&P 500 Index Index Value 1,400.00 Expires 11/17/2012	8	145
S&P 500 Index Index Value 1,420.00 Expires 11/17/2012	8	195
S&P 500 Index Index Value 1,460.00 Expires 12/22/2012	1	62

Total Purchased Options (cost $1,100)		741

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—39.8%
State Street Bank & Trust Co. 0.03% , dated 10/31/2012, to be repurchased at $44,637 on 11/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $45,529.	44,637	44,637
Total Repurchase Agreement (cost $44,637)

Total Investment Securities (cost $113,728) P		113,369
Other Assets and Liabilities—Net		(1,108)

Net Assets		$112,261

	Notional Amount (000’s)	Value (000’s)
WRITTEN OPTIONS—(0.8%)
Call Options—(0.1%)
S&P 500 Index Index Value 1,420.00 Expires 11/17/2012	$ (2)	$ (26)
S&P 500 Index Index Value 1,410.00 Expires 12/22/2012	(¿)	(10)
S&P 500 Index Index Value 1,460.00 Expires 11/17/2012	(6)	(16)
S&P 500 Index Index Value 1,470.00 Expires 11/17/2012	(16)	(31)
S&P 500 Index Index Value 1,480.00 Expires 11/17/2012	(8)	(8)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Global Macro

(formerly, Transamerica First Quadrant Global Macro)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Notional Amount (000’s)	Value (000’s)
Call Options (continued)
S&P 500 Index Index Value 1,490.00 Expires 11/17/2012	$(24)	$(17)
S&P 500 Index Index Value 1,500.00 Expires 11/17/2012	(16)	(8)
S&P 500 Index Index Value 1,520.00 Expires 11/17/2012	(8)	(2)
S&P 500 Index Index Value 1,525.00 Expires 11/17/2012	(6)	(1)
S&P 500 Index Index Value 1,540.00 Expires 11/17/2012	(6)	(1)
S&P 500 Index Index Value 1,460.00 Expires 12/22/2012	(1)	(10)
S&P 500 Index Index Value 1,550.00 Expires 12/22/2012	(4)	(2)
Put Options—(0.7%)
S&P 100 Index Index Value 1,435.00 Expires 12/22/2012	(1)	(61)
S&P 500 Index Index Value 1,270.00 Expires 11/17/2012	(28)	(28)
S&P 500 Index Index Value 1,275.00 Expires 11/17/2012	(54)	(54)
S&P 500 Index Index Value 1,280.00 Expires 11/17/2012	(54)	(70)

	Notional Amount (000’s)	Value (000’s)
Put Options (continued)
S&P 500 Index Index Value 1,300.00 Expires 11/17/2012	$ (42)	$ (76)
S&P 500 Index Index Value 1,310.00 Expires 11/17/2012	(36)	(72)
S&P 500 Index Index Value 1,320.00 Expires 11/17/2012	(23)	(69)
S&P 500 Index Index Value 1,405.00 Expires 12/22/2012	(2)	(59)
S&P 500 Index Index Value 1,430.00 Expires 12/22/2012	(1)	(24)
S&P 500 Index Index Value 1,445.00 Expires 12/22/2012	(1)	(58)
S&P 500 Index Index Value 1,450.00 Expires 12/22/2012	(1)	(66)
S&P 500 Index Index Value 1,455.00 Expires 12/22/2012	(1)	(84)
S&P 500 Index Index Value 1,465.00 Expires 12/22/2012	(¿)	(21)

Total Written Options (premiums: $(1,260))		(874)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
AUD	MSC	1,364	12/19/2012	$1,415	$(5)
AUD	MSC	3,413	12/19/2012	3,515	14
AUD	MSC	274	12/19/2012	282	1
AUD	MSC	(17,057)	12/19/2012	(17,213)	(420)
AUD	MSC	(1,774)	12/19/2012	(1,797)	(37)
AUD	MSC	(2,924)	12/19/2012	(3,043)	20
AUD	MSC	(872)	12/19/2012	(901)	(1)
AUD	MSC	(1,128)	12/19/2012	(1,156)	(10)
AUD	MSC	(1,127)	12/19/2012	(1,144)	(21)
AUD	MSC	(1,083)	12/19/2012	(1,102)	(18)
AUD	MSC	(1,727)	12/19/2012	(1,775)	(11)
AUD	MSC	(753)	12/19/2012	(768)	(10)
CAD	MSC	1,185	12/19/2012	1,215	(30)
CAD	MSC	2,011	12/19/2012	2,009	3
CAD	MSC	852	12/19/2012	866	(13)
CAD	MSC	256	12/19/2012	261	(5)
CAD	MSC	(1,843)	12/19/2012	(1,868)	24
CAD	MSC	(2,932)	12/19/2012	(3,007)	74
CAD	MSC	(1,568)	12/19/2012	(1,609)	40
CAD	MSC	(1,118)	12/19/2012	(1,145)	27

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Global Macro

(formerly, Transamerica First Quadrant Global Macro)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
CAD	MSC	(10,462)	12/19/2012	$(10,560)	$96
EUR	MSC	11,552	12/19/2012	14,906	76
EUR	MSC	13,219	12/19/2012	16,643	500
EUR	MSC	2,703	12/19/2012	3,413	92
EUR	MSC	1,285	12/19/2012	1,663	4
EUR	MSC	1,529	12/19/2012	1,968	14
EUR	MSC	(1,760)	12/19/2012	(2,280)	(3)
EUR	MSC	1,581	12/19/2012	2,077	(26)
EUR	MSC	(10,228)	12/19/2012	(13,092)	(172)
EUR	MSC	(230)	12/19/2012	(296)	(2)
EUR	MSC	(1,551)	12/19/2012	(2,000)	(12)
EUR	MSC	(1,649)	12/19/2012	(2,147)	8
EUR	MSC	2,004	12/19/2012	2,534	65
GBP	MSC	1,776	12/19/2012	2,846	19
GBP	MSC	712	12/19/2012	1,155	(6)
GBP	MSC	720	12/19/2012	1,164	(3)
GBP	MSC	(1,785)	12/19/2012	(2,876)	(5)
GBP	MSC	338	12/19/2012	548	(3)
GBP	MSC	5,884	12/19/2012	9,360	134
GBP	MSC	567	12/19/2012	913	1
JPY	MSC	189,814	12/19/2012	2,435	(56)
JPY	MSC	2,000	12/19/2012	26	(1)
JPY	MSC	27,446	12/19/2012	352	(8)
JPY	MSC	27,187	12/19/2012	347	(6)
JPY	MSC	(157,788)	12/19/2012	(2,015)	37
JPY	MSC	(110,429)	12/19/2012	(1,405)	21
JPY	MSC	(1,057,369)	12/19/2012	(13,493)	241
JPY	MSC	(39,021)	12/19/2012	(493)	4
JPY	MSC	(262,102)	12/19/2012	(3,367)	82
NOK	MSC	12,095	12/19/2012	2,116	2
NOK	MSC	10,245	12/19/2012	1,788	6
NOK	MSC	37,361	12/19/2012	6,402	139
NOK	MSC	2,017	12/19/2012	352	1
NOK	MSC	13,815	12/19/2012	2,403	16
NOK	MSC	1,275	12/19/2012	222	1
NOK	MSC	(6,263)	12/19/2012	(1,066)	(30)
NZD	MSC	(2,783)	12/19/2012	(2,308)	27
NZD	MSC	(1,273)	12/19/2012	(1,007)	(36)
NZD	MSC	(10,485)	12/19/2012	(8,260)	(335)
NZD	MSC	(1,509)	12/19/2012	(1,243)	6
NZD	MSC	852	12/19/2012	703	(5)
NZD	MSC	1,639	12/19/2012	1,344	(1)
SEK	MSC	(14,840)	12/19/2012	(2,197)	(37)
SEK	MSC	8,587	12/19/2012	1,274	19
SGD	MSC	(1,867)	12/19/2012	(1,527)	(3)
SGD	MSC	1,006	12/19/2012	822	3
SGD	MSC	(11,332)	12/19/2012	(9,082)	(208)

					$278

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Unrealized Appreciation (Depreciation) (000’s)
10-Year Australian Treasury Bond	Short	(91)	12/17/2012	$25
10-Year Government of Canada Bond	Short	(218)	12/18/2012	(217)
10-Year JGB Mini	Short	(239)	12/10/2012	(132)
10-Year U.S. Treasury Note	Long	244	12/19/2012	64
AEX Index	Long	51	11/16/2012	(9)
ASX SPI 200 Index	Long	3	12/20/2012	2
CAC 40 Index	Short	(263)	11/16/2012	264
DAX Index	Long	10	12/21/2012	(18)
FTSE 100 Index	Long	50	12/21/2012	(24)
FTSE MIB Index	Short	(108)	12/21/2012	162

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Global Macro

(formerly, Transamerica First Quadrant Global Macro)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

FUTURES CONTRACTS (continued)

Description	Type	Contracts	Expiration Date	Unrealized Appreciation (Depreciation) (000’s)
German Euro Bund	Long	78	12/06/2012	$39
Hang Seng Index Futures	Long	14	11/29/2012	(9)
IBEX 35 Index	Long	3	11/16/2012	(5)
S&P 500 E-Mini Index	Long	166	12/21/2012	(127)
S&P TSE 60 Index	Long	65	12/20/2012	61
U.K. Long Gilt Bond	Long	190	12/27/2012	(255)
TOPIX Index	Short	(54)	12/14/2012	(108)

				$(287)

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of 10/31/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received) Pledged (000’s)	Net Exposures (1) (000’s)
MSC	$278	$—	$278

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

g	A portion of this security in the amount of $6,999 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
	Rate shown reflects the yield at 10/31/2012.
¾	A portion of these securities in the amount of $44,794 has been segregated with the broker to cover open written options.
P	Aggregate cost for federal income tax purposes is $113,728. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $157 and $516, respectively. Net unrealized depreciation for tax purposes is $359.
¿	Amount is less than 1.

DEFINITIONS:

MSC	Morgan Stanley
OTC	Over the Counter

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/2012
Purchased Options	$730	$11	$—	$741
Repurchase Agreement	—	44,637	—	44,637
Short-Term U.S. Government Obligations	—	67,991	—	67,991

Total	$730	$112,639	$—	$113,369

Other Financial Instruments	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/2012
Written Options	$(838)	$(36)	$—	$(874)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Global Macro

(formerly, Transamerica First Quadrant Global Macro)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

VALUATION SUMMARY (all amounts in thousands) (continued): '

Other Financial Instruments ₣	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/2012
Futures Contracts—Appreciation	$617	$—	$—	$617
Futures Contracts—Depreciation	(904)	—	—	(904)
Forward Foreign Currency Contracts—Appreciation	—	1,817	—	1,817
Forward Foreign Currency Contracts—Depreciation	—	(1,539)	—	(1,539)

Total	$(287)	$278	$—	$(9)

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 10/31/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Global Real Estate Securities

(formerly, Transamerica Clarion Global Real Estate Securities)

SCHEDULE OF INVESTMENTS

At October 31, 2012

	Shares	Value (000’s)
COMMON STOCKS—99.1%
Australia—10.0%
Centro Retail Australia REIT	579,227	$1,293
Dexus Property Group REIT	2,066,591	2,113
Goodman Group REIT	305,711	1,406
GPT Group REIT	270,001	998
Investa Office Fund REIT	315,900	974
Mirvac Group REIT	828,551	1,294
Westfield Group REIT	435,548	4,819
Westfield Retail Trust REIT	994,579	3,201
Brazil—0.1%
Sonae Sierra Brasil SA	10,900	182
Canada—2.0%
Boardwalk Real Estate Investment Trust	14,600	940
Calloway Real Estate Investment Trust	10,100	293
Canadian Real Estate Investment Trust	11,100	463
Primaris Retail Real Estate Investment Trust	20,000	469
RioCan Real Estate Investment Trust	33,300	908
France—4.9%
Fonciere Des Regions REIT	11,697	940
ICADE REIT ^	7,820	704
Klepierre REIT	35,830	1,328
Societe Immobiliere de Location pour I’Industrie et le Commerce REIT	4,605	516
Unibail—Rodamco SE REIT ^	19,577	4,410
Germany—0.9%
Deutsche Wohnen AG	9,180	168
GSW Immobilien AG	29,607	1,218
Hong Kong—11.8%
Cheung Kong Holdings, Ltd.	260,090	3,843
China Overseas Land & Investment, Ltd. ^	531,000	1,398
Great Eagle Holdings, Ltd.	158,400	469
Hang Lung Group, Ltd. ^	120,848	713
Hang Lung Properties, Ltd.	311,748	1,086
Kerry Properties, Ltd. ^	283,000	1,408
Link Real Estate Investment Trust	566,300	2,813
New World Development Co., Ltd.	359,400	556
Sino Land Co., Ltd. ^	959,528	1,723
Sun Hung Kai Properties, Ltd.	191,245	2,663
Swire Properties, Ltd.	219,000	680
Wharf Holdings, Ltd.	214,405	1,472
Japan—14.0%
Advance Residence Investment Corp.—Class A REIT	161	349
Daito Trust Construction Co., Ltd.	20,200	2,039
Daiwa House Industry Co., Ltd.	33,000	500
Japan Real Estate Investment Corp. REIT	217	2,172
Japan Retail Fund Investment Corp.—Class A REIT	684	1,247
Kenedix Realty Investment Corp.—Class A REIT ^	100	342
Mitsubishi Estate Co., Ltd.	313,936	6,210
Mitsui Fudosan Co., Ltd.	254,946	5,151
Nippon Accommodations Fund, Inc.—Class A REIT	69	490
Nippon Building Fund, Inc. REIT	88	945
Sumitomo Realty & Development Co., Ltd.	42,600	1,176
Tokyo Tatemono Co., Ltd. ‡^	260,000	1,068
United Urban Investment Corp.—Class A REIT ^	592	712
Netherlands—0.2%
Eurocommercial Properties NV REIT	8,338	327
Singapore—5.1%
Ascendas Real Estate Investment Trust	97,000	188
CapitaCommercial Trust REIT ^	1,607,000	2,068

	Shares	Value (000’s)
Singapore (continued)
CapitaLand, Ltd.	674,950	$1,809
CapitaMall Trust REIT	901,114	1,559
Frasers Centrepoint Trust REIT	124,100	199
Global Logistic Properties, Ltd.—Class L	666,200	1,404
Hongkong Land Holdings, Ltd.	54,797	348
Keppel Land, Ltd. ^	224,000	624
Sweden—0.7%
Castellum AB	48,230	646
Hufvudstaden AB—Class A	39,504	502
Switzerland—0.6%
PSP Swiss Property AG ‡	10,550	969
United Kingdom—5.3%
British Land Co., PLC REIT	78,368	668
Derwent London PLC REIT	37,539	1,249
Great Portland Estates PLC REIT	153,960	1,162
Hammerson PLC REIT	300,987	2,292
Land Securities Group PLC REIT	216,253	2,806
Safestore Holdings PLC	197,600	348
United States—43.5%
American Tower Corp.—Class A REIT	20,000	1,506
AvalonBay Communities, Inc. REIT	21,025	2,850
Boston Properties, Inc. REIT	40,900	4,348
BRE Properties, Inc. REIT	33,800	1,634
DDR Corp. REIT ^	115,900	1,780
Douglas Emmett, Inc. REIT ^	60,300	1,414
Equity Residential REIT	38,600	2,216
Essex Property Trust, Inc. REIT ^	14,600	2,190
Federal Realty Investment Trust REIT	14,600	1,574
General Growth Properties, Inc. REIT	168,290	3,309
HCP, Inc. REIT	66,900	2,964
Health Care REIT, Inc.	33,400	1,985
Highwoods Properties, Inc. REIT ^	23,500	758
Host Hotels & Resorts, Inc. REIT ^	253,177	3,661
Kilroy Realty Corp. REIT ^	40,500	1,799
Kimco Realty Corp. REIT ^	124,000	2,420
Liberty Property Trust REIT	56,000	1,967
Macerich Co. REIT	60,307	3,437
Pebblebrook Hotel Trust REIT	26,100	554
Post Properties, Inc. REIT	36,600	1,786
ProLogis, Inc. REIT	90,613	3,107
Public Storage REIT	17,100	2,371
Simon Property Group, Inc. REIT	48,563	7,391
SL Green Realty Corp. REIT ^	39,700	2,989
Starwood Hotels & Resorts Worldwide, Inc.	6,800	353
Tanger Factory Outlet Centers REIT	29,100	916
Taubman Centers, Inc. REIT	28,300	2,223
UDR, Inc. REIT ^	110,683	2,686
Ventas, Inc. REIT	38,435	2,432
Vornado Realty Trust REIT	15,737	1,262

Total Common Stocks (cost $120,115)		158,912

SECURITIES LENDING COLLATERAL—13.8%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.31% 	22,050,879	22,051
Total Securities Lending Collateral (cost $22,051)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Global Real Estate Securities

(formerly, Transamerica Clarion Global Real Estate Securities)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—0.8%
State Street Bank & Trust Co. 0.03% ▲, dated 10/31/2012, to be repurchased at $1,343 on 11/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $1,373.	$1,343	$1,343
Total Repurchase Agreement (cost $1,343)

Total Investment Securities (cost $143,509) P		182,306
Other Assets and Liabilities—Net		(21,976)

Net Assets		$160,330

INVESTMENTS BY INDUSTRY (unaudited):	Percentage of Total Investment Securities	Value (000’s)
Real Estate Investment Trusts	64.8%	$118,186
Real Estate Management & Development	22.2	40,373
Hotels, Restaurants & Leisure	0.2	353

Investment Securities, at Value	87.2	158,912
Short-Term Investments	12.8	23,394

Total Investments	100.0%	$182,306

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $21,245.
‡	Non-income producing security.
	Rate shown reflects the yield at 10/31/2012.
P	Aggregate cost for federal income tax purposes is $156,645. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $26,354 and $693, respectively. Net unrealized appreciation for tax purposes is $25,661.

DEFINITION:

REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/2012
Common Stocks	$73,137	$85,775	$—	$158,912
Repurchase Agreement	—	1,343	—	1,343
Securities Lending Collateral	22,051	—	—	22,051

Total	$95,188	$87,118	$—	$182,306

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 10/31/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Growth

(formerly, Transamerica Jennison Growth)

SCHEDULE OF INVESTMENTS

At October 31, 2012

	Shares	Value (000’s)
COMMON STOCKS—99.1%
Aerospace & Defense—5.5%
Boeing Co.	132,579	$9,339
Precision Castparts Corp.	74,969	12,974
United Technologies Corp.	100,930	7,889
Auto Components—0.8%
BorgWarner, Inc. ‡^	63,941	4,209
Biotechnology—4.4%
Alexion Pharmaceuticals, Inc. ‡	81,496	7,366
Biogen Idec, Inc. ‡	42,413	5,862
Gilead Sciences, Inc. ‡	66,767	4,484
Vertex Pharmaceuticals, Inc. ‡	137,639	6,640
Capital Markets—2.6%
Goldman Sachs Group, Inc.	114,720	14,041
Chemicals—1.8%
Monsanto Co.	112,625	9,694
Communications Equipment—1.1%
QUALCOMM, Inc.	100,423	5,882
Computers & Peripherals—9.0%
Apple, Inc.	61,248	36,447
EMC Corp. ‡	502,080	12,261
NetApp, Inc. ‡	34,870	938
Electrical Equipment—0.5%
Roper Industries, Inc.	26,127	2,852
Energy Equipment & Services—1.5%
National Oilwell Varco, Inc.	110,620	8,153
Food & Staples Retailing—3.5%
Costco Wholesale Corp.	104,244	10,261
Whole Foods Market, Inc.	96,393	9,131
Food Products—2.5%
Kraft Foods Group, Inc. ‡	63,982	2,910
Mead Johnson Nutrition Co.—Class A	83,717	5,162
Mondelez International, Inc.—Class A	210,955	5,599
Health Care Providers & Services—2.9%
Express Scripts Holding Co. ‡	166,522	10,248
UnitedHealth Group, Inc.	100,785	5,644
Hotels, Restaurants & Leisure—3.7%
Chipotle Mexican Grill, Inc.—Class A ‡^	23,153	5,893
Dunkin’ Brands Group, Inc. ^	178,880	5,545
Yum! Brands, Inc.	125,359	8,789
Internet & Catalog Retail—4.4%
Amazon.com, Inc. ‡	70,423	16,396
priceline.com, Inc. ‡	13,504	7,748
Internet Software & Services—9.1%
Baidu, Inc. ADR ‡	60,280	6,427
eBay, Inc. ‡	78,460	3,789
Facebook, Inc.—Class A ‡^	185,933	3,926
Google, Inc.—Class A ‡	24,805	16,863
LinkedIn Corp.—Class A ‡	79,446	8,495
Rackspace Hosting, Inc. ‡^	76,668	4,883
Tencent Holdings, Ltd.	156,539	5,546
Youku Tudou, Inc. ADR ‡	36,586	724
IT Services—7.6%
International Business Machines Corp.	58,304	11,342
Mastercard, Inc.—Class A	39,657	18,279
Teradata Corp. ‡	31,458	2,149
Visa, Inc.—Class A	74,052	10,275
Life Sciences Tools & Services—0.7%
Illumina, Inc. ‡^	77,858	3,699
Media—1.6%
Walt Disney Co.	174,264	8,551
Multiline Retail—0.6%
Family Dollar Stores, Inc. ^	51,865	3,421
Oil, Gas & Consumable Fuels—1.7%
Concho Resources, Inc. ‡	71,188	6,131
EOG Resources, Inc.	29,042	3,383
Personal Products—1.7%
Estee Lauder Cos., Inc.—Class A	148,397	9,144

	Shares	Value (000’s)
Pharmaceuticals—7.9%
Abbott Laboratories	79,704	$5,222
Allergan, Inc.	92,514	8,319
Bristol—Myers Squibb Co.	198,175	6,589
Novo Nordisk A/S ADR	66,526	10,664
Perrigo Co. ^	39,656	4,561
Shire PLC ADR	96,432	8,138
Real Estate Investment Trusts—1.9%
American Tower Corp.—Class A	140,606	10,586
Road & Rail—1.6%
Union Pacific Corp.	72,342	8,900
Semiconductors & Semiconductor Equipment—2.6%
ARM Holdings PLC ADR ^	144,803	4,684
Avago Technologies, Ltd.	143,030	4,724
Broadcom Corp.—Class A ‡	159,270	5,023
Software—6.0%
Intuit, Inc.	86,884	5,163
Red Hat, Inc. ‡	158,175	7,777
Salesforce.com, Inc. ‡^	70,858	10,344
Splunk, Inc. ‡	54,707	1,535
VMware, Inc.—Class A ‡	87,299	7,400
Workday, Inc.—Class A ‡^	17,156	832
Specialty Retail—4.0%
Inditex SA ^	101,128	12,903
TJX Cos., Inc.	213,637	8,894
Textiles, Apparel & Luxury Goods—6.9%
Burberry Group PLC	189,486	3,565
Coach, Inc.	139,358	7,811
Lululemon Athletica, Inc. ‡	110,130	7,600
NIKE, Inc.—Class B	112,571	10,288
Ralph Lauren Corp.—Class A	57,969	8,909
Wireless Telecommunication Services—1.0%
Crown Castle International Corp. ‡	78,726	5,255

Total Common Stocks (cost $395,868)		545,070

SECURITIES LENDING COLLATERAL—8.3%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.31% 	45,671,016	45,671
Total Securities Lending Collateral (cost $45,671)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—1.1%
State Street Bank & Trust Co. 0.03% , dated 10/31/2012, to be repurchased at $6,203 on 11/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $6,328.	$6,203	6,203
Total Repurchase Agreement (cost $6,203)

Total Investment Securities (cost $447,742) P		596,944
Other Assets and Liabilities—Net		(46,737)

Net Assets		$550,207

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Growth

(formerly, Transamerica Jennison Growth)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $44,407.
‡	Non-income producing security.
	Rate shown reflects the yield at 10/31/2012.
P	Aggregate cost for federal income tax purposes is $450,677. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $152,506 and $6,239, respectively. Net unrealized appreciation for tax purposes is $146,267.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/2012
Common Stocks	$523,056	$22,014	$—	$545,070
Repurchase Agreement	—	6,203	—	6,203
Securities Lending Collateral	45,671	—	—	45,671

Total	$568,727	$28,217	$—	$596,944

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 10/31/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica International

(formerly, Transamerica Neuberger Berman International)

SCHEDULE OF INVESTMENTS

At October 31, 2012

	Shares	Value (000’s)
COMMON STOCKS—96.9%
Australia—1.8%
CSL, Ltd.	48,725	$2,403
Iluka Resources, Ltd. ^	217,455	2,239
Imdex, Ltd.	679,485	945
Belgium—1.9%
Anheuser-Busch InBev NV	31,295	2,617
Anheuser-Busch InBev NV—STRIP VVPR ‡	130,726	♦
Colruyt SA ^	66,155	3,022
Canada—8.4%
Cenovus Energy, Inc.	64,963	2,292
Corus Entertainment, Inc.—Class B ^	156,560	3,544
Goldcorp, Inc.	95,400	4,313
Home Capital Group, Inc.—Class B	45,000	2,291
MacDonald Dettwiler & Associates, Ltd.	56,415	3,163
New Gold, Inc. ‡	368,800	4,317
Silver Wheaton Corp.	91,300	3,679
Vermilion Energy, Inc. ^	50,700	2,424
Chile—1.0%
Sociedad Quimica y Minera de Chile SA ADR	55,485	3,210
Czech Republic—0.6%
Komercni Banka AS	8,531	1,741
Denmark—2.5%
Novo Nordisk A/S—Class B	14,247	2,296
Sydbank A/S ‡	125,365	2,294
Tryg A/S	52,960	3,460
France—6.8%
Alcatel-Lucent ‡^	1,653,405	1,682
Arkema SA	40,895	3,728
CFAO SA	82,681	3,988
Eutelsat Communications SA	69,553	2,227
Pernod-Ricard SA	20,960	2,256
Rexel SA	162,596	2,943
Sodexo	57,375	4,415
Germany—8.2%
Brenntag AG	31,635	3,987
Continental AG	16,025	1,606
Deutsche Boerse AG	61,455	3,326
Deutsche Telekom AG	200,775	2,293
Fresenius Medical Care AG & Co., KGaA	62,771	4,409
Gerresheimer AG ‡	62,483	3,100
Linde AG	25,394	4,271
NORMA Group AG	92,605	2,559
Hong Kong—1.5%
China Liansu Group Holdings, Ltd. ^	3,007,900	1,773
China Mobile, Ltd. ADR	52,565	2,912
Indonesia—0.5%
Bank Mandiri Persero PT	1,794,900	1,542
Ireland—0.7%
DCC PLC	71,926	2,057
Israel—0.5%
Bezeq Israeli Telecommunication Corp., Ltd.	1,347,600	1,643
Japan—13.5%
Daikin Industries, Ltd.	58,300	1,613
FANUC Corp.	14,000	2,229
Jupiter Telecommunications Co., Ltd.	6,394	8,690
Kansai Paint Co., Ltd. ^	307,800	3,312
Kenedix Realty Investment Corp.—Class A REIT ^	806	2,754
Keyence Corp.	8,700	2,309
Nihon Kohden Corp. ^	122,800	4,564
Pigeon Corp. ^	49,300	2,273
SMC Corp.	16,200	2,553
Softbank Corp.	38,000	1,203
Sugi Holdings Co., Ltd. ^	77,300	2,794
Sundrug Co., Ltd. ^	126,600	4,660

	Shares	Value (000’s)
Japan (continued)
Toyota Motor Corp.	74,100	$2,845
Korea, Republic of—3.3%
Hyundai Mobis	11,590	2,955
Samsung Electronics Co., Ltd.	3,862	4,639
Shinhan Financial Group Co., Ltd.	72,095	2,476
Netherlands—5.4%
Akzo Nobel NV	57,995	3,155
Koninklijke Ahold NV	255,313	3,250
Nutreco NV	49,522	3,707
Royal Imtech NV	60,785	1,525
Unilever NV ^	133,021	4,884
Norway—3.5%
DNB ASA	298,100	3,722
Norwegian Property ASA	198,511	298
ProSafe SE ^	358,780	2,988
Subsea 7 SA ^	150,653	3,306
Russian Federation—0.9%
Sberbank of Russia ADR	241,100	2,809
Singapore—1.0%
United Overseas Bank, Ltd.	201,000	3,010
Sweden—2.6%
Axfood AB	19,596	726
Elekta AB—Class B	235,368	3,353
Nordea Bank AB	150,820	1,370
Telefonaktiebolaget LM Ericsson—Class B	300,725	2,644
Switzerland—11.7%
Bucher Industries AG	16,797	3,147
Givaudan SA ‡	3,939	3,942
Nestle SA	56,318	3,574
Novartis AG	49,436	2,975
Partners Group Holding AG	10,995	2,327
Roche Holding AG	26,864	5,167
SGS SA	2,374	5,027
Sika AG	1,489	3,107
Sulzer AG	39,821	5,764
Turkey—0.5%
Sinpas Gayrimenkul Yatirim Ortakligi AS REIT	2,006,118	1,410
United Kingdom—17.1%
Afren PLC ‡	1,070,900	2,380
Amlin PLC	649,296	3,911
BG Group PLC	128,400	2,378
BHP Billiton PLC	100,735	3,228
Bunzl PLC	218,855	3,620
Cairn Energy PLC ‡	399,980	1,809
Diploma PLC §	271,950	1,964
Direct Line Insurance Group PLC ‡	292,900	919
Experian Group, Ltd.	199,817	3,450
ICAP PLC	430,110	2,256
Informa PLC	331,077	2,138
Mitie Group PLC	784,493	3,692
NovaTek OAO GDR	16,420	1,872
Petrofac, Ltd.	141,950	3,674
Reed Elsevier PLC	161,527	1,580
RPS Group PLC	811,043	3,061
Synergy Health PLC §	226,147	3,390
Tullow Oil PLC	136,572	3,093
Vodafone Group PLC	1,492,229	4,051
United States—3.0%
Autoliv, Inc. ^	34,400	1,981
Check Point Software Technologies, Ltd. ‡^	75,000	3,340
Willis Group Holdings PLC ^	115,300	3,882

Total Common Stocks (cost $237,380)		297,692

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica International

(formerly, Transamerica Neuberger Berman International)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL—10.3%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.31% ▲	31,552,255	$31,552
Total Securities Lending Collateral (cost $31,552)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—3.0%
State Street Bank & Trust Co. 0.03% ▲, dated 10/31/2012, to be repurchased at $9,213 on 11/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $9,401.	$9,213	$9,213
Total Repurchase Agreement (cost $9,213)

Total Investment Securities (cost $278,145) P		338,457
Other Assets and Liabilities—Net		(31,314)

Net Assets		$307,143

INVESTMENTS BY INDUSTRY (unaudited):	Percentage of Total Investment Securities	Value (000’s)
Chemicals	7.3%	$24,725
Commercial Banks	5.6	18,964
Metals & Mining	5.5	18,721
Media	5.4	18,179
Machinery	4.8	16,252
Oil, Gas & Consumable Fuels	4.8	16,248
Food & Staples Retailing	4.3	14,452
Insurance	3.6	12,172
Food Products	3.6	12,165
Trading Companies & Distributors	3.1	10,550
Pharmaceuticals	3.1	10,438
Energy Equipment & Services	2.9	9,968
Professional Services	2.5	8,477
Wireless Telecommunication Services	2.4	8,166
Health Care Equipment & Supplies	2.3	7,917
Health Care Providers & Services	2.3	7,799
Commercial Services & Supplies	2.0	6,753
Auto Components	1.9	6,542
Software	1.9	6,503
Beverages	1.4	4,873
Semiconductors & Semiconductor Equipment	1.4	4,639
Capital Markets	1.4	4,583
Hotels, Restaurants & Leisure	1.3	4,415
Communications Equipment	1.3	4,326
Electronic Equipment & Instruments	1.3	4,273
Real Estate Investment Trusts	1.2	4,164
Distributors	1.2	3,988
Diversified Telecommunication Services	1.2	3,936
Building Products	1.0	3,386
Diversified Financial Services	1.0	3,326
Life Sciences Tools & Services	0.9	3,100
Automobiles	0.8	2,845
Biotechnology	0.7	2,403
Thrifts & Mortgage Finance	0.7	2,291
Household Products	0.7	2,273
Industrial Conglomerates	0.6	2,057
Construction & Engineering	0.5	1,525
Real Estate Management & Development	0.1	298

Investment Securities, at Value	88.0	297,692
Short-Term Investments	12.0	40,765

Total Investments	100.0%	$338,457

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica International

(formerly, Transamerica Neuberger Berman International)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $30,199.
‡	Non-income producing security.
	Rate shown reflects the yield at 10/31/2012.
§	Illiquid. Total aggregate market value of illiquid securities is $5,354, or 1.74%, of the fund’s net assets.
P	Aggregate cost for federal income tax purposes is $280,845. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $67,431 and $9,819, respectively. Net unrealized appreciation for tax purposes is $57,612.
♦	Amount is less than 1.

DEFINITIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
STRIP VVPR	Is a coupon which, if presented along with the corresponding coupon of the share, entitles the shareholder to a reduced rate of withholding tax on the dividends paid by the company.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/2012
Common Stocks	$46,029	$251,663	$—	$297,692
Repurchase Agreement	—	9,213	—	9,213
Securities Lending Collateral	31,552	—	—	31,552

Total	$77,581	$260,876	$—	$338,457

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 10/31/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica International Equity Opportunities

(formerly, Transamerica MFS International Equity)

SCHEDULE OF INVESTMENTS

At October 31, 2012

	Shares	Value (000’s)
COMMON STOCKS—99.1%
Australia—1.9%
QBE Insurance Group, Ltd.	187,135	$2,560
Westpac Banking Corp.	35,910	951
Brazil—1.8%
BM&FBovespa SA	199,000	1,274
Itau Unibanco Holding SA ADR	90,430	1,318
Tim Participacoes SA ADR	25,320	440
Canada—2.3%
Canadian National Railway Co.	47,283	4,084
Czech Republic—0.8%
Komercni Banka AS	6,460	1,318
France—11.6%
Air Liquide SA	30,199	3,562
Danone SA	56,516	3,474
Dassault Systemes SA	9,626	1,014
Legrand SA	51,925	2,000
LVMH Moet Hennessy Louis Vuitton SA	21,493	3,493
Pernod-Ricard SA	31,772	3,419
Schneider Electric SA	52,604	3,289
Germany—11.6%
Bayer AG	69,777	6,077
Beiersdorf AG	48,787	3,548
Deutsche Boerse AG	10,505	569
Linde AG	27,741	4,666
Merck KGaA	19,845	2,536
SAP AG	44,311	3,228
Hong Kong—4.2%
AIA Group, Ltd.	518,000	2,049
China Unicom, Ltd. ^	1,002,000	1,642
CNOOC, Ltd.	313,000	649
Li & Fung, Ltd. ^	1,646,000	2,761
India—1.7%
ICICI Bank, Ltd. ADR	74,200	2,912
Japan—13.8%
Canon, Inc.	69,400	2,241
Denso Corp.	100,300	3,140
FANUC Corp.	14,800	2,356
Honda Motor Co., Ltd.	111,500	3,338
Hoya Corp.	92,100	1,864
INPEX Corp.	492	2,804
Lawson, Inc. ^	43,300	3,184
NTT DOCOMO, Inc.	748	1,099
Shin-Etsu Chemical Co., Ltd.	76,400	4,307
Korea, Republic of—0.8%
Samsung Electronics Co., Ltd.	1,223	1,469
Mexico—0.4%
Grupo Financiero Santander Mexico SAB de CV ADR ‡	51,580	705
Netherlands—7.8%
Akzo Nobel NV	49,969	2,718
Heineken NV	70,473	4,345
ING Groep NV ‡	378,023	3,339
Randstad Holding NV	96,136	3,138
Singapore—1.3%
DBS Group Holdings, Ltd.	142,000	1,618
Singapore Telecommunications, Ltd.	286,150	755
South Africa—0.3%
MTN Group, Ltd.	28,220	509
Spain—2.9%
Amadeus IT Holding SA—Class A	105,048	2,601
Banco Santander SA	239,254	1,795
Red Electrica Corp. SA	16,170	758
Sweden—1.0%
Hennes & Mauritz AB—Class B	51,770	1,752
Switzerland—10.4%
Givaudan SA ‡	362	362
Julius Baer Group, Ltd. ‡	78,478	2,722
Keuhne & Nagel International AG	8,110	947

	Shares	Value (000’s)
Switzerland (continued)
Nestle SA	94,101	$5,972
Roche Holding AG	14,374	2,764
Sonova Holding AG ‡	12,695	1,277
Swiss Re AG ‡	22,087	1,526
UBS AG ‡	175,095	2,625
Taiwan—2.3%
Hon Hai Precision Industry Co., Ltd.	448,530	1,362
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	158,131	2,514
United Kingdom—20.4%
Barclays PLC	333,850	1,226
BG Group PLC	81,400	1,507
Compass Group PLC	359,600	3,946
Diageo PLC	116,412	3,327
Hays PLC	612,054	805
HSBC Holdings PLC	663,787	6,522
Reckitt Benckiser Group PLC	51,155	3,096
Rio Tinto PLC	59,800	2,996
Royal Dutch Shell PLC—Class A	92,971	3,189
Smiths Group PLC	106,824	1,820
Standard Chartered PLC	167,934	3,967
WPP PLC	235,826	3,043
United States—1.8%
Check Point Software Technologies, Ltd. ‡ ^	31,280	1,393
Delphi Automotive PLC ‡ ^	53,760	1,690

Total Common Stocks (cost $179,533)		173,266

RIGHT—0.0% ¥
Spain—0.0% ¥
Banco Santander SA ‡ ^	239,254	47
Total Right (cost $47)
SECURITIES LENDING COLLATERAL—3.4%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.31% ▲	6,010,913	6,011
Total Securities Lending Collateral (cost $6,011)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—0.7%
State Street Bank & Trust Co. 0.03% ▲, dated 10/31/2012, to be repurchased at $1,173 on 11/01/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 08/01/2026, and with a value of $1,198.	$1,173	1,173
Total Repurchase Agreement (cost $1,173)

Total Investment Securities (cost $186,764) P		180,497
Other Assets and Liabilities—Net		(5,598)

Net Assets		$174,899

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica International Equity Opportunities

(formerly, Transamerica MFS International Equity)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

INVESTMENTS BY INDUSTRY (unaudited):	Percentage of Total Investment Securities	Value (000’s)
Commercial Banks	13.9%	$25,004
Chemicals	8.7	15,615
Pharmaceuticals	6.3	11,377
Beverages	6.1	11,091
Food Products	5.2	9,446
Oil, Gas & Consumable Fuels	4.5	8,149
Insurance	3.4	6,135
Software	3.1	5,635
Electrical Equipment	2.9	5,289
Diversified Financial Services	2.9	5,182
Auto Components	2.7	4,830
Road & Rail	2.3	4,084
Semiconductors & Semiconductor Equipment	2.2	3,983
Hotels, Restaurants & Leisure	2.2	3,946
Professional Services	2.2	3,943
Personal Products	2.0	3,548
Textiles, Apparel & Luxury Goods	1.9	3,493
Automobiles	1.9	3,338
Electronic Equipment & Instruments	1.8	3,226
Food & Staples Retailing	1.8	3,184
Household Products	1.7	3,096
Media	1.7	3,043
Metals & Mining	1.7	2,996
Distributors	1.5	2,761
Capital Markets	1.5	2,722
IT Services	1.4	2,601
Diversified Telecommunication Services	1.3	2,397
Machinery	1.3	2,356
Office Electronics	1.2	2,241
Wireless Telecommunication Services	1.1	2,048
Industrial Conglomerates	1.0	1,820
Specialty Retail	1.0	1,752
Health Care Equipment & Supplies	0.7	1,277
Marine	0.5	947
Electric Utilities	0.4	758

Investment Securities, at Value	96.0	173,313
Short-Term Investments	4.0	7,184

Total Investments	100.0%	$180,497

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $5,754.
‡	Non-income producing security.
¥	Percentage rounds to less than 0.1%.
▲	Rate shown reflects the yield at 10/31/2012.
P	Aggregate cost for federal income tax purposes is $187,708. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $11,015 and $18,226, respectively. Net unrealized depreciation for tax purposes is $7,211.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/2012
Common Stocks	$13,418	$159,848	$—	$173,266
Repurchase Agreement	—	1,173	—	1,173
Right	—	47	—	47
Securities Lending Collateral	6,011	—	—	6,011

Total	$19,429	$161,068	$—	$180,497

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 10/31/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica International Small Cap

(formerly, Transamerica Schroders International Small Cap)

SCHEDULE OF INVESTMENTS

At October 31, 2012

	Shares	Value (000’s)
PREFERRED STOCKS— 0.4%
Germany—0.4%
Draegerwerk AG & Co. KGaA, 0.26% ▲	6,900	$675
Fuchs Petrolub AG, 1.84% ▲	3,952	279

Total Preferred Stocks (cost $896)		954

COMMON STOCKS—96.0%
Australia—7.0%
Amcor, Ltd.	221,398	1,815
Ansell, Ltd.	150,650	2,440
Computershare, Ltd.	229,881	2,074
Iluka Resources, Ltd. ^	158,998	1,638
Mesoblast, Ltd. ‡ ^	132,910	796
Mineral Deposits, Ltd. ‡	176,790	899
Mirvac Group REIT	1,241,526	1,940
Myer Holdings, Ltd. ^	576,320	1,170
Sims Metal Management, Ltd. ^	139,083	1,360
Starpharma Holdings, Ltd. ‡	676,344	1,141
Transfield Services, Ltd.	302,518	499
Whitehaven Coal, Ltd. ^	333,679	1,056
Austria—2.0%
Kapsch TrafficCom AG	34,000	1,981
Mayr Melnhof Karton AG	13,000	1,286
Rosenbauer International AG §	38,000	1,989
Belgium—1.1%
D’ieteren SA/NV	16,800	812
Kinepolis Group NV	6,100	609
Tessenderlo Chemie NV ^	38,000	1,101
Brazil—0.9%
BR Properties SA	86,558	1,134
Brazil Pharma SA	140,000	851
Canada—0.1%
Niko Resources, Ltd.	20,030	255
Denmark—1.3%
Jyske Bank A/S ‡	50,000	1,525
Sydbank A/S ‡	85,000	1,555
France—4.8%
Alten SA	42,000	1,321
Bourbon SA	60,000	1,619
Club Mediterranee ‡	75,000	1,191
Euler Hermes SA	7,000	483
Groupe Eurotunnel SA	300,000	2,281
ID Logistics Group ‡ §	15,800	544
Inside Secure SA ‡	102,392	299
Lectra §	291,306	1,698
Medica SA	120,000	2,145
Saft Groupe SA	9,600	213
Germany—8.3%
CANCOM AG	50,000	776
Carl Zeiss Meditec AG	17,400	477
Cewe Color Holding AG	12,000	529
Delticom AG	21,635	1,215
Freenet AG ^	40,000	661
Lotto24 ‡	10,265	46
LPKF Laser & Electronics AG	24,200	495
Prime Office REIT-AG	155,000	645
PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	28,524	545
Rheinmetall AG	49,724	2,373
RIB Software AG §	200,000	1,242
SAF-Holland SA ‡	200,000	1,296
STRATEC Biomedical AG	27,000	1,139
Tipp24 SE ‡	35,000	1,724
Tom Tailor Holding AG	125,000	2,661
Wirecard AG	77,000	1,760
XING AG	46,000	2,614
Hong Kong—5.6%
Comba Telecom Systems Holdings, Ltd. ^	1,711,500	669

	Shares	Value (000’s)
Hong Kong (continued)
Convenience Retail Asia, Ltd.	1,192,000	$744
Dah Sing Banking Group, Ltd.	1,175,640	1,170
Evergreen International Holdings, Ltd.	3,835,000	772
Johnson Electric Holdings, Ltd.	3,416,500	2,187
Leoch International Technology, Ltd.	1,890,000	298
Parkson Retail PLC ^	732,500	619
Ports Design, Ltd. ^	1,025,500	730
Techtronic Industries Co.	1,519,500	2,893
Yue Yuen Industrial Holdings ^	540,500	1,859
Yuexiu Transport Infrastructure, Ltd. ^	3,708,000	1,665
Indonesia—0.6%
Ciputra Property PT	24,937,500	1,713
Ireland—3.0%
DCC PLC	75,000	2,164
Grafton Group PLC	250,000	1,105
IFG Group PLC	720,000	1,306
Irish Continental Group PLC	45,000	1,091
Smurfit Kappa Group PLC	105,000	1,153
Italy—4.4%
Amplifon SpA	400,000	1,852
Azimut Holding SpA	150,000	1,899
Cairo Communication SpA	428,685	1,343
Credito Emiliano SpA	101,940	491
Danieli & C Officine Meccaniche SpA	33,800	526
Interpump Group SpA	18,261	139
Natuzzi SpA ADR ‡ ^	56,721	113
Prysmian SpA	140,000	2,693
Safilo Group SpA ‡	47,343	399
Sorin SpA ‡	550,000	1,291
Japan—16.7%
Accordia Golf Co., Ltd.	1,960	1,395
AICA Kogyo Co., Ltd. ^	97,700	1,653
Arcs Co., Ltd. ^	70,000	1,477
Asahi Diamond Industrial Co., Ltd. ^	143,600	1,270
Capcom Co., Ltd. ^	75,500	1,439
Daido Steel Co., Ltd.	55,000	238
Exedy Corp.	13,000	252
Fujikura Kasei Co., Ltd.	51,000	215
Glory, Ltd.	78,600	1,908
Hitachi Transport System, Ltd. ^	44,100	661
Icom, Inc. ^	8,900	186
JSP Corp. ^	70,900	917
Koito Manufacturing Co., Ltd.	30,000	372
Kureha Corp.	309,000	1,200
Kuroda Electric Co., Ltd.	94,100	1,060
Lintec Corp. ^	47,800	826
Mitsui Sugar Co., Ltd. ^	198,000	637
Modec, Inc. ^	72,800	1,477
Musashi Seimitsu Industry Co., Ltd. ^	93,800	1,963
Nabtesco Corp. ^	27,700	516
NEC Networks & System Integration Corp.	115,600	2,112
Nichi-iko Pharmaceutical Co., Ltd. ^	73,900	1,564
Nidec Copal Corp. ^	25,800	195
Nifco, Inc. ^	13,500	306
Nihon Parkerizing Co., Ltd.	87,000	1,313
Nippon Soda Co., Ltd. ^	258,000	1,121
Nippon Thompson Co., Ltd. ^	85,000	294
Nitta Corp. ^	104,400	1,606
Plenus Co., Ltd.	53,900	877
Shinko Plantech Co., Ltd. ^	40,100	330
Takasago International Corp.	222,000	1,129
Tokai Tokyo Financial Holdings, Inc. ^	490,000	1,762
Toyo Tanso Co., Ltd. ^	25,500	483
Trusco Nakayama Corp. ^	65,400	1,179
Tsumura & Co. ^	43,500	1,390
Tsuruha Holdings, Inc. ^	14,500	1,099
Tsutsumi Jewelry Co., Ltd. ^	57,100	1,310

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica International Small Cap

(formerly, Transamerica Schroders International Small Cap)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Shares	Value (000’s)
Japan (continued)
Unipres Corp. ^	65,200	$1,505
Yushin Precision Equipment Co., Ltd. ^	46,400	814
Korea, Republic of—2.1%
BS Financial Group, Inc.	134,060	1,518
Hankook Tire Co., Ltd. ‡	40,160	1,695
Hankook Tire Worldwide Co., Ltd.	9,179	119
Hyundai Home Shopping Network Corp.	4,076	484
Mando Corp.	11,558	1,527
Malaysia—0.3%
Media Prima Bhd	855,900	641
Netherlands—2.2%
Delta Lloyd NV	200,000	3,325
Koninklijke Ten Cate NV	74,000	1,641
Nutreco NV	7,500	561
New Zealand—1.7%
Chorus, Ltd.	519,551	1,444
Fletcher Building, Ltd. ^	446,990	2,588
Norway—2.4%
Borregaard ASA ‡	415,000	1,434
Dockwise, Ltd. ‡ ^	70,552	1,126
Schibsted ASA	22,800	854
Storebrand ASA ‡	495,000	2,496
Singapore—3.5%
First Resources, Ltd.	808,000	1,358
Goodpack, Ltd. ^	289,000	460
Mapletree Commercial Trust REIT	1,414,000	1,403
Mapletree Industrial Trust REIT ^	1,518,800	1,743
STX OSV Holdings, Ltd. ^	1,552,000	1,947
UOL Group, Ltd. ^	317,000	1,471
Spain—0.1%
Pescanova SA	15,000	278
Sweden—1.4%
Byggmax Group AB	305,873	1,411
FinnvedenBulten AB	155,000	689
Loomis AB	84,000	1,152
Switzerland—4.4%
Clariant AG ‡	100,000	1,071
Forbo Holding AG ‡	2,000	1,263
Gategroup Holding AG ‡	85,706	2,259
Helvetia Holding AG	8,000	2,805
Kuoni Reisen Holding AG ‡	7,267	1,940
Orior AG ‡	35,000	1,827
Taiwan—1.3%
CTCI Corp.	463,000	921
Lung Yen Life Service Corp.	292,000	901
Merida Industry Co., Ltd.	340,400	1,305
Thailand—0.8%
Hemaraj Land and Development PCL	8,319,900	852
Siam City Cement PCL ^	78,200	1,087
United Kingdom—20.0%
A.G.BARR PLC	152,122	1,092
Albemarle & Bond Holdings ^	200,000	826
AMEC PLC	51,497	881
Anglo Pacific Group PLC	250,000	1,010
Ashtead Group PLC	220,000	1,324
Berendsen PLC	100,000	909
Berkeley Group Holdings PLC ‡	62,732	1,541
Bodycote PLC	120,000	731
Bovis Homes Group PLC	127,095	1,051
Computacenter PLC	125,000	740
Consort Medical PLC	84,267	1,038
CSR PLC ^	234,077	1,333
Daily Mail & General Trust PLC	140,446	1,082
De La Rue PLC	46,815	800
Debenhams PLC	655,417	1,266
Dechra Pharmaceuticals PLC	163,854	1,631
Derwent London PLC REIT	30,000	998
Devro PLC	261,530	1,384

	Shares	Value (000’s)
United Kingdom (continued)
Dignity PLC	102,994	$1,554
E2V Technologies PLC	500,000	938
Elementis PLC	270,893	915
Exillon Energy PLC ‡	340,000	855
Fidessa Group PLC	30,000	644
Future PLC ‡	1,123,572	308
Grainger PLC	612,380	1,091
Halma PLC	140,446	935
IG Group Holdings PLC	80,000	562
Inchcape PLC	140,446	911
John Wood Group PLC	88,631	1,215
Keller Group PLC	144,941	1,418
Lamprell PLC	450,000	537
Millennium & Copthorne Hotels PLC	117,038	949
Morgan Crucible Co. PLC	100,000	407
Oxford Instruments PLC	40,000	868
Pace PLC	150,000	450
Premier Oil PLC ‡	187,262	1,060
QinetiQ Group PLC	250,000	795
SDL PLC	93,631	802
Senior PLC	406,339	1,276
Shanks Group PLC	749,048	986
SIG PLC	749,048	1,266
Sports Direct International PLC ‡	150,000	966
ST Modwen Properties PLC	200,000	650
TalkTalk Telecom Group PLC	125,000	383
Travis Perkins PLC ^	84,267	1,468
TT electronics PLC	300,000	605
Ultra Electronics Holdings PLC	37,452	1,023
William Hill PLC	163,854	894
WS Atkins PLC	60,000	691
Yule Catto & Co. PLC	275,000	652

Total Common Stocks (cost $215,680)		232,160

SECURITIES LENDING COLLATERAL—9.0%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.31% ▲	21,806,174	21,806
Total Securities Lending Collateral (cost $21,806)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—3.1%
State Street Bank & Trust Co. 0.03% ▲, dated 10/31/2012, to be repurchased at $7,532 on 11/01/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 08/01/2026, and with a value of $7,685.	$7,532	7,532
Total Repurchase Agreement (cost $7,532)

Total Investment Securities (cost $245,914) P		262,452
Other Assets and Liabilities—Net		(20,524)

Net Assets		$241,928

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica International Small Cap

(formerly, Transamerica Schroders International Small Cap)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

INVESTMENTS BY INDUSTRY (unaudited):	Percentage of Total Investment Securities	Value (000’s)
Chemicals	5.3%	$13,813
Machinery	4.4	11,475
Auto Components	3.7	9,604
Insurance	3.5	9,109
Hotels, Restaurants & Leisure	3.4	9,016
IT Services	3.3	8,783
Specialty Retail	3.2	8,336
Trading Companies & Distributors	2.8	7,402
Energy Equipment & Services	2.7	7,185
Commercial Services & Supplies	2.7	7,134
Health Care Equipment & Supplies	2.7	7,060
Real Estate Management & Development	2.6	6,911
Household Durables	2.6	6,861
Real Estate Investment Trusts	2.6	6,729
Software	2.4	6,370
Commercial Banks	2.4	6,259
Food & Staples Retailing	2.3	5,998
Electrical Equipment	2.2	5,874
Electronic Equipment & Instruments	2.2	5,822
Pharmaceuticals	2.2	5,726
Media	1.8	4,837
Industrial Conglomerates	1.7	4,537
Containers & Packaging	1.6	4,254
Oil, Gas & Consumable Fuels	1.6	4,236
Food Products	1.6	4,218
Metals & Mining	1.6	4,135
Health Care Providers & Services	1.5	3,997
Construction Materials	1.4	3,675
Capital Markets	1.4	3,661
Multiline Retail	1.2	3,055
Marine	1.2	3,038
Textiles, Apparel & Luxury Goods	1.1	2,988
Road & Rail	1.1	2,942
Internet Software & Services	1.0	2,614
Diversified Consumer Services	0.9	2,455
Construction & Engineering	0.9	2,340
Diversified Financial Services	0.8	1,987
Diversified Telecommunication Services	0.7	1,828
Aerospace & Defense	0.7	1,818
Distributors	0.7	1,723
Transportation Infrastructure	0.6	1,665
Building Products	0.6	1,653
Semiconductors & Semiconductor Equipment	0.6	1,632
Leisure Equipment & Products	0.6	1,500
Communications Equipment	0.5	1,305
Beverages	0.4	1,092
Air Freight & Logistics	0.4	1,004
Consumer Finance	0.3	826
Biotechnology	0.3	796
Professional Services	0.3	691
Wireless Telecommunication Services	0.3	661
Internet & Catalog Retail	0.2	484

Investment Securities, at Value	88.8	233,114
Short-Term Investments	11.2	29,338

Total Investments	100.0%	$262,452

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

▲	Rate shown reflects the yield at 10/31/2012.
^	All or a portion of this security is on loan. The value of all securities on loan is $20,597.
‡	Non-income producing security.
P	Aggregate cost for federal income tax purposes is $250,093. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $34,992 and $22,633, respectively. Net unrealized appreciation for tax purposes is $12,359.
§	Illiquid. Total aggregate market value of illiquid securities is $5,473, or 2.26% of the fund’s net assets.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica International Small Cap

(formerly, Transamerica Schroders International Small Cap)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

DEFINITIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/2012
Common Stocks	$2,353	$229,807	$—	$232,160
Preferred Stocks	—	954	—	954
Repurchase Agreement	—	7,532	—	7,532
Securities Lending Collateral	21,806	—	—	21,806

Total	$24,159	$238,293	$—	$262,452

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 10/31/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica International Value Opportunities

(formerly, Transamerica Thornburg International Value)

SCHEDULE OF INVESTMENTS

At October 31, 2012

	Shares	Value (000’s)
PREFERRED STOCKS—2.0%
Germany—2.0%
Volkswagen AG, 1.86% 	20,741	$4,291
United Kingdom—0.0% ¥
Rolls-Royce Holdings PLC ‡ §	14,403,520	23

Total Preferred Stocks (cost $2,171)		4,314

COMMON STOCKS—95.2%
Brazil—4.3%
BM&FBovespa SA	315,700	2,021
Embraer SA ADR ‡	77,027	2,150
Itau Unibanco Holding SA ADR	173,800	2,534
Natura Cosmeticos SA	98,700	2,631
Canada—3.1%
Canadian National Railway Co.	36,889	3,185
Cenovus Energy, Inc.	64,397	2,272
Teck Resources, Ltd.—Class B	51,400	1,631
China—1.2%
Baidu, Inc. ADR ‡	25,299	2,698
Denmark—2.7%
Novo Nordisk A/S—Class B	36,782	5,928
France—7.0%
Air Liquide SA	34,840	4,109
Cie Generale des Etablissements Michelin—Class B	34,433	2,957
LVMH Moet Hennessy Louis Vuitton SA	31,440	5,110
Publicis Groupe SA	66,947	3,607
Germany—11.2%
Adidas AG	65,896	5,615
Allianz SE	27,398	3,398
Deutsche Bank AG	54,000	2,448
Fresenius Medical Care AG & Co., KGaA	58,635	4,118
SAP AG	58,709	4,277
Siemens AG	46,400	4,663
Hong Kong—11.6%
AIA Group, Ltd.	410,721	1,624
China Merchants Bank Co., Ltd.—Class H ^	1,233,160	2,304
CNOOC, Ltd.	2,339,333	4,853
Hong Kong Exchanges and Clearing, Ltd. ^	230,700	3,798
HSBC Holdings PLC ^	467,595	4,610
Industrial & Commercial Bank of China, Ltd.—Class H ^	5,095,149	3,373
Sinopharm Group Co., Ltd.—Class H	717,114	2,415
Tencent Holdings, Ltd.	66,839	2,368
India—0.5%
Coal India, Ltd.	181,580	1,173
Israel—1.9%
Teva Pharmaceutical Industries, Ltd. ADR	101,938	4,120
Japan—8.5%
Dai-ichi Life Insurance Co., Ltd.	914	1,053
FANUC Corp.	15,410	2,453
KDDI Corp.	39,708	3,084
Komatsu, Ltd.	165,055	3,457
Mitsubishi UFJ Financial Group, Inc. ^	905,561	4,095
Toyota Motor Corp.	115,674	4,441
Korea, Republic of—2.6%
Hyundai Motor Co.	14,128	2,908
Samsung Electronics Co., Ltd.	2,342	2,813
Mexico—1.5%
Wal-Mart de Mexico SAB de CV—Series V	1,109,280	3,264
Sweden—2.5%
Hennes & Mauritz AB—Class B	107,830	3,650
Svenska Handelsbanken AB—Class A	53,900	1,846
Switzerland—7.4%
Julius Baer Group, Ltd. ‡	67,370	2,337
Nestle SA	70,896	4,499

	Shares	Value (000’s)
Switzerland (continued)
Novartis AG	68,641	$4,131
Swatch Group AG—BR	5,370	2,222
Syngenta AG	7,760	3,031
United Kingdom—19.5%
ARM Holdings PLC	235,622	2,529
BG Group PLC	211,866	3,923
British American Tobacco PLC	86,281	4,274
Burberry Group PLC	59,217	1,114
Carnival PLC ^	99,063	3,939
Kingfisher PLC	793,460	3,707
Pearson PLC	129,007	2,592
Reckitt Benckiser Group PLC	88,962	5,384
Rolls-Royce Holdings PLC ‡	189,520	2,613
Royal Bank of Scotland Group PLC ‡	252,375	1,124
SABMiller PLC	63,959	2,740
Standard Chartered PLC	178,775	4,222
Tesco PLC	230,280	1,189
Vodafone Group PLC	1,458,900	3,961
United States—9.7%
Accenture PLC—Class A	39,026	2,631
Check Point Software Technologies, Ltd. ‡^	52,887	2,355
Covidien PLC	55,222	3,034
Potash Corp. of Saskatchewan, Inc.	80,845	3,264
Schlumberger, Ltd.	71,174	4,949
Yandex NV—Class A ‡^	55,500	1,292
Yum! Brands, Inc.	53,300	3,737

Total Common Stocks (cost $194,134)		209,847

SECURITIES LENDING COLLATERAL—4.9%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.31% 	10,740,101	10,740
Total Securities Lending Collateral (cost $10,740)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—2.3%
State Street Bank & Trust Co. 0.03% , dated 10/31/2012, to be repurchased at $5,028 on 11/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $5,129.	$5,028	5,028
Total Repurchase Agreement (cost $5,028)
Total Investment Securities (cost $212,073) P		229,929
Other Assets and Liabilities—Net		(9,739)

Net Assets		$220,190

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica International Value Opportunities

(formerly, Transamerica Thornburg International Value)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
EUR	SSB	3,924	11/08/2012	$4,910	$177
EUR	SSB	7,313	11/08/2012	9,489	(9)
EUR	SSB	4,593	11/08/2012	6,036	(82)
EUR	SSB	2,151	11/08/2012	2,716	72
EUR	SSB	(21,468)	11/08/2012	(28,125)	297

					$455

Collateral (Received) Pledged for OTC Financial Derivative Instruments:

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of 10/31/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received) Pledged (000’s)	Net Exposures (1) (000’s)
SSB	$455	$—	$455

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

INVESTMENTS BY INDUSTRY (unaudited):	Percentage of Total Investment Securities	Value (000’s)
Commercial Banks	11.6%	$26,555
Pharmaceuticals	6.2	14,179
Textiles, Apparel & Luxury Goods	6.1	14,061
Oil, Gas & Consumable Fuels	5.3	12,221
Automobiles	5.1	11,640
Chemicals	4.5	10,404
Hotels, Restaurants & Leisure	3.3	7,676
Specialty Retail	3.2	7,357
Wireless Telecommunication Services	3.1	7,045
Software	2.9	6,632
Health Care Providers & Services	2.8	6,533
Internet Software & Services	2.8	6,358
Media	2.7	6,199
Insurance	2.6	6,075
Machinery	2.6	5,911
Diversified Financial Services	2.5	5,819
Household Products	2.3	5,384
Semiconductors & Semiconductor Equipment	2.3	5,342
Energy Equipment & Services	2.2	4,949
Aerospace & Defense	2.1	4,786
Industrial Conglomerates	2.0	4,663
Food Products	2.0	4,499
Food & Staples Retailing	1.9	4,453
Tobacco	1.9	4,274
Road & Rail	1.4	3,185
Health Care Equipment & Supplies	1.3	3,034
Auto Components	1.3	2,957
Beverages	1.2	2,740
Personal Products	1.1	2,631
IT Services	1.1	2,631
Capital Markets	1.0	2,337
Metals & Mining	0.7	1,631

Investment Securities, at Value	93.1	214,161
Short-Term Investments	6.9	15,768

Total Investments	100.0%	$229,929

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica International Value Opportunities

(formerly, Transamerica Thornburg International Value)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

	Rate shown reflects the yield at 10/31/2012.
¥	Percentage rounds to less than 0.1%.
‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $10,290.
§	lliquid. Total aggregate market value of illiquid securities is $23, or 0.01% of the fund’s net assets.
P	Aggregate cost for federal income tax purposes is $213,218. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $26,485 and $9,774, respectively. Net unrealized appreciation for tax purposes is $16,711.

DEFINITIONS:

ADR	American Depositary Receipt
OTC	Over the Counter
SSB	State Street Bank & Trust Co.

CURRENCY ABBREVIATION:

EUR	Euro

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/2012
Common Stocks	$44,504	$165,343	$—	$209,847
Preferred Stocks	—	4,314	—	4,314
Repurchase Agreement	—	5,028	—	5,028
Securities Lending Collateral	10,740	—	—	10,740

Total	$55,244	$174,685	$—	$229,929

Other Financial Instruments ₣	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/2012
Forward Foreign Currency Contracts—Appreciation	$—	$546	$—	$546
Forward Foreign Currency Contracts—Depreciation	—	(91)	—	(91)

Total	$—	$455	$—	$455

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 10/31/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Large Company

(formerly, Transamerica Large Cap Value)

SCHEDULE OF INVESTMENTS

At October 31, 2012

	Shares	Value (000’s)
COMMON STOCKS—97.7%
Aerospace & Defense—1.3%
Raytheon Co.	123,300	$6,974
Airlines—1.3%
Delta Air Lines, Inc. ‡	451,330	4,346
United Continental Holdings, Inc. ‡^	138,632	2,663
Auto Components—0.3%
Autoliv, Inc. ^	29,375	1,692
Beverages—1.1%
Constellation Brands, Inc.—Class A ‡	162,000	5,725
Capital Markets—2.4%
Goldman Sachs Group, Inc.	105,029	12,854
Chemicals—0.6%
CF Industries Holdings, Inc.	16,700	3,427
Commercial Banks—2.6%
U.S. Bancorp	382,875	12,715
Wells Fargo & Co.	36,900	1,243
Commercial Services & Supplies—1.3%
ADT Corp. ‡	63,650	2,642
Pitney Bowes, Inc. ^	66,900	961
Tyco International, Ltd.	127,300	3,420
Computers & Peripherals—1.5%
Hewlett-Packard Co.	238,200	3,299
Western Digital Corp.	130,600	4,471
Construction & Engineering—1.0%
KBR, Inc.	194,100	5,408
Consumer Finance—1.3%
Discover Financial Services	174,200	7,142
Containers & Packaging—1.8%
Rock-Tenn Co.—Class A	132,538	9,700
Diversified Financial Services—7.9%
Citigroup, Inc.	468,599	17,521
JPMorgan Chase & Co.	543,866	22,668
Moody’s Corp. ^	34,900	1,681
Diversified Telecommunication Services—2.8%
AT&T, Inc.	142,700	4,936
Verizon Communications, Inc.	220,500	9,843
Electronic Equipment & Instruments—0.9%
Arrow Electronics, Inc. ‡	39,585	1,395
Avnet, Inc. ‡	110,900	3,177
Food & Staples Retailing—4.8%
CVS Caremark Corp.	272,000	12,621
Wal-Mart Stores, Inc.	174,300	13,076
Health Care Providers & Services—3.1%
AmerisourceBergen Corp.—Class A ^	69,500	2,741
Humana, Inc.	54,300	4,033
UnitedHealth Group, Inc.	170,900	9,570
Household Products—0.4%
Procter & Gamble Co.	27,300	1,890
Independent Power Producers & Energy Traders—1.8%
AES Corp.	459,200	4,799
NRG Energy, Inc. ^	217,900	4,698
Industrial Conglomerates—2.7%
3M Co.	93,000	8,146
General Electric Co.	284,500	5,992
Insurance—10.5%
American Financial Group, Inc.	129,800	5,036
American International Group, Inc. ‡	285,900	9,986
Arch Capital Group, Ltd. ‡ ^	62,100	2,742
Berkshire Hathaway, Inc.—Class B ‡	9,700	838
Chubb Corp.	89,400	6,882
HCC Insurance Holdings, Inc.	130,000	4,633
MetLife, Inc.	217,400	7,716
Prudential Financial, Inc.	122,300	6,977

	Shares	Value (000’s)
Insurance (continued)
RenaissanceRe Holdings, Ltd.	38,900	$3,165
Travelers Cos., Inc.^	109,700	7,782
IT Services—1.1%
Amdocs, Ltd.	124,300	4,111
DST Systems, Inc.	33,000	1,882
Machinery—1.9%
Ingersoll-Rand PLC	187,600	8,823
Pentair, Ltd.	30,544	1,290
Media—7.0%
Comcast Corp.—Class A	384,000	14,404
News Corp.—Class A	506,500	12,115
Time Warner Cable, Inc.	108,900	10,793
Metals & Mining—0.4%
Alcoa, Inc. ^	234,900	2,013
Multiline Retail—0.9%
Dillard’s, Inc.—Class A	62,110	4,782
Multi-Utilities—0.4%
Ameren Corp.	69,000	2,269
Office Electronics—0.2%
Xerox Corp.	203,275	1,309
Oil, Gas & Consumable Fuels—15.6%
Chevron Corp.	226,700	24,986
Exxon Mobil Corp.	445,700	40,635
Marathon Oil Corp.	222,300	6,682
Suncor Energy, Inc.	327,610	11,014
Paper & Forest Products—2.3%
Domtar Corp.	72,800	5,806
International Paper Co.	184,400	6,607
Pharmaceuticals—11.2%
Abbott Laboratories	87,400	5,726
Eli Lilly & Co.	107,700	5,237
Forest Laboratories, Inc. ‡	172,900	5,828
Johnson & Johnson ^	9,700	687
Merck & Co., Inc.	411,000	18,755
Pfizer, Inc.	945,000	23,503
Semiconductors & Semiconductor Equipment—1.3%
KLA-Tencor Corp.	152,200	7,080
Software—2.5%
CA, Inc.	104,400	2,351
Microsoft Corp.	185,300	5,288
Oracle Corp.	176,700	5,486
Specialty Retail—0.5%
Gap, Inc.	75,900	2,711
Tobacco—1.0%
Philip Morris International, Inc.	59,300	5,252

Total Common Stocks (cost $448,674)		520,651

SHORT-TERM INVESTMENT COMPANY—2.4%
Capital Markets—2.4%
BlackRock Provident TempFund 24 à	12,805	12,805

Total Short-Term Investment Company (cost $12,805)
SECURITIES LENDING COLLATERAL—3.2%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.31% 	17,085,915	17,086
Total Securities Lending Collateral (cost $17,086)

Total Investment Securities (cost $478,565) P		550,542
Other Assets and Liabilities—Net		(17,483)

Net Assets		$533,059

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Large Company

(formerly, Transamerica Large Cap Value)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $16,705.
à	The investment issuer is affiliated with the sub-adviser of the fund.
	Rate shown reflects the yield at 10/31/2012.
P	Aggregate cost for federal income tax purposes is $487,333. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $71,546 and $8,337, respectively. Net unrealized appreciation for tax purposes is $63,209.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/2012
Common Stocks	$520,651	$—	$—	$520,651
Securities Lending Collateral	17,086	—	—	17,086
Short-Term Investment Company	12,805	—	—	12,805

Total	$550,542	$—	$—	$550,542

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 10/31/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Long/Short Strategy

(formerly, Transamerica JPMorgan Long/Short Strategy)

SCHEDULE OF INVESTMENTS

At October 31, 2012

	Shares	Value (000’s)
COMMON STOCKS—100.2%
Aerospace & Defense—1.7%
United Technologies Corp. ⌂	19,920	$1,557
Auto Components—1.9%
BorgWarner, Inc. ‡	2,000	132
Johnson Controls, Inc. ⌂	36,470	939
Lear Corp.	11,590	494
TRW Automotive Holdings Corp. ‡	2,990	139
Automobiles—1.3%
General Motors Co. ⌂ ‡	45,210	1,153
Beverages—3.1%
Beam, Inc.	5,490	305
Coca-Cola Co. ⌂	15,190	565
Coca-Cola Enterprises, Inc. ⌂	33,900	1,066
Constellation Brands, Inc.—Class A ‡	7,380	261
Dr. Pepper Snapple Group, Inc. ⌂	5,540	237
PepsiCo, Inc.	5,030	348
Biotechnology—3.0%
Biogen Idec, Inc. ⌂ ‡	7,030	972
Celgene Corp. ⌂ ‡	13,730	1,006
Dendreon Corp. ⌂ ‡	7,890	30
Onyx Pharmaceuticals, Inc. ‡	3,900	306
Vertex Pharmaceuticals, Inc. ‡	9,430	455
Building Products—0.6%
Masco Corp. ⌂	37,980	573
Capital Markets—2.4%
Ameriprise Financial, Inc.	4,620	270
Goldman Sachs Group, Inc. ⌂	4,730	578
Invesco, Ltd.	20,150	490
Morgan Stanley ⌂	13,860	241
State Street Corp. ⌂	9,880	440
TD Ameritrade Holding Corp. ⌂	12,080	190
Chemicals—3.5%
Air Products & Chemicals, Inc. ⌂	15,420	1,196
E.I. du Pont de Nemours & Co. ⌂	31,680	1,409
Georgia Gulf Corp. ⌂	15,500	549
Commercial Banks—1.8%
Comerica, Inc.	2,910	87
East-West Bancorp, Inc.	7,000	149
Regions Financial Corp.	29,980	195
SunTrust Banks, Inc.	7,470	203
Wells Fargo & Co. ⌂	28,000	944
Zions Bancorporation ⌂	4,770	102
Commercial Services & Supplies—1.1%
ADT Corp. ‡	6,065	252
Tyco International, Ltd. ⌂	28,710	771
Communications Equipment—1.1%
Cisco Systems, Inc. ⌂	37,150	637
Juniper Networks, Inc. ⌂ ‡	11,400	189
QUALCOMM, Inc. ⌂	3,418	200
Computers & Peripherals—1.3%
Apple, Inc. ⌂	1,640	976
Hewlett-Packard Co.	15,740	218
Construction & Engineering—1.0%
Fluor Corp. ⌂	16,700	933
Consumer Finance—0.3%
American Express Co.	5,660	317
Containers & Packaging—0.1%
Rock-Tenn Co.—Class A	650	48
Diversified Financial Services—1.4%
Bank of America Corp. ⌂	42,130	393
Citigroup, Inc.	11,559	432
CME Group, Inc.—Class A	4,170	233
IntercontinentalExchange, Inc. ‡	1,720	225
Electric Utilities—3.0%
American Electric Power Co., Inc.	15,950	709
NextEra Energy, Inc. ⌂	11,150	781
NV Energy, Inc. ⌂	65,400	1,243

	Shares	Value (000’s)
Electrical Equipment—1.5%
Emerson Electric Co. ⌂	27,920	$1,352
Electronic Equipment & Instruments—0.2%
TE Connectivity, Ltd. ⌂	5,360	172
Energy Equipment & Services—1.6%
Baker Hughes, Inc.	4,910	206
Cameron International Corp. ‡	2,350	119
Ensco PLC—Class A	4,050	234
Halliburton Co.	8,460	273
National Oilwell Varco, Inc.	4,140	306
Schlumberger, Ltd. ⌂	4,300	299
Food Products—6.2%
Archer-Daniels-Midland Co. ⌂	22,880	614
Campbell Soup Co. ⌂	36,940	1,303
ConAgra Foods, Inc. ⌂	48,020	1,337
General Mills, Inc. ⌂	34,310	1,375
Kraft Foods Group, Inc. ‡	8,420	383
Mondelez International, Inc.—Class A ⌂	24,270	644
Gas Utilities—0.3%
AGL Resources, Inc.	6,330	258
Health Care Equipment & Supplies—1.6%
CareFusion Corp. ‡	17,910	476
Covidien PLC ⌂	17,610	967
Health Care Providers & Services—2.2%
DaVita, Inc. ‡	6,720	756
Humana, Inc.	7,540	560
UnitedHealth Group, Inc.	12,750	714
Hotels, Restaurants & Leisure—0.6%
Carnival Corp. ⌂	6,950	264
Royal Caribbean Cruises, Ltd.	7,640	257
Household Durables—1.0%
Lennar Corp.—Class A	13,680	513
PulteGroup, Inc. ‡	14,560	252
Ryland Group, Inc.	5,440	184
Household Products—0.9%
Energizer Holdings, Inc.	6,560	479
Procter & Gamble Co. ⌂	5,420	375
Insurance—7.2%
ACE, Ltd. ⌂	25,890	2,035
Axis Capital Holdings, Ltd.	21,310	772
Everest RE Group, Ltd. ⌂	6,990	776
Hartford Financial Services Group, Inc.	16,000	347
MetLife, Inc. ⌂	42,710	1,516
PartnerRe, Ltd.	3,160	256
Prudential Financial, Inc. ⌂	8,950	511
XL Group PLC—Class A	9,790	242
Internet & Catalog Retail—1.3%
Amazon.com, Inc. ⌂ ‡	3,640	847
Expedia, Inc.	5,850	346
Internet Software & Services—1.5%
eBay, Inc. ‡	6,130	296
Facebook, Inc.—Class A ‡	1,530	32
Google, Inc.—Class A ‡	1,280	871
LinkedIn Corp.—Class A ‡	1,370	146
IT Services—1.6%
Cognizant Technology Solutions Corp.—Class A ⌂ ‡	6,490	433
Fidelity National Information Services, Inc.	8,490	279
Genpact, Ltd. ⌂	9,570	169
VeriFone Systems, Inc. ‡	4,150	123
Visa, Inc.—Class A	3,520	488
Life Sciences Tools & Services—0.1%
Mettler-Toledo International, Inc. ‡	560	95
Machinery—2.6%
PACCAR, Inc. ⌂	32,060	1,389
Pentair, Ltd.	11,124	470
SPX Corp.	6,890	473
Media—6.6%
CBS Corp.—Class B ⌂	59,130	1,916

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Long/Short Strategy

(formerly, Transamerica JPMorgan Long/Short Strategy)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Shares	Value (000’s)
Media (continued)
Discovery Communications, Inc.—Series A ⌂ ‡	11,280	$666
DISH Network Corp.—Class A	8,730	311
Time Warner Cable, Inc.	4,230	419
Time Warner, Inc. ⌂	61,770	2,684
Metals & Mining—2.0%
Alcoa, Inc. ⌂	80,360	689
Freeport-McMoRan Copper & Gold, Inc. ⌂	21,060	818
U.S. Steel Corp.	12,800	261
Walter Energy, Inc.	2,230	78
Multiline Retail—0.8%
Target Corp.	11,080	706
Multi-Utilities—3.1%
NiSource, Inc.	11,250	287
PG&E Corp. ⌂	30,900	1,314
Sempra Energy	17,480	1,219
Oil, Gas & Consumable Fuels—2.8%
Anadarko Petroleum Corp.	3,320	228
Chevron Corp.	990	109
EOG Resources, Inc.	3,620	422
Kinder Morgan, Inc.	10,080	350
Occidental Petroleum Corp. ⌂	10,860	858
Peabody Energy Corp.	6,430	179
Valero Energy Corp.	14,880	433
Pharmaceuticals—4.2%
Abbott Laboratories	4,340	284
Allergan, Inc.	5,630	506
Merck & Co., Inc. ⌂	58,050	2,650
Mylan, Inc. ‡	16,120	408
Real Estate Investment Trusts—7.0%
American Campus Communities, Inc.	20,810	944
Apartment Investment & Management Co.—Class A	17,550	468
Associated Estates Realty Corp.	11,430	171
AvalonBay Communities, Inc.	3,020	409
Boston Properties, Inc.	1,800	191
DDR Corp. ⌂	26,330	404
Digital Realty Trust, Inc.	2,040	125
Highwoods Properties, Inc.	11,100	358
Liberty Property Trust	23,400	822
Macerich Co.	5,610	320
Post Properties, Inc.	8,620	421
Public Storage	5,020	696
Simon Property Group, Inc. ⌂	3,120	475
SL Green Realty Corp.	2,340	176
Sunstone Hotel Investors, Inc. ‡	20,800	206
Ventas, Inc.	3,710	235
Road & Rail—2.7%
CSX Corp. ⌂	47,250	967
Norfolk Southern Corp. ⌂	9,420	578
Union Pacific Corp. ⌂	7,230	890
Semiconductors & Semiconductor Equipment—4.5%
Altera Corp. ⌂	21,010	640
ASML Holding NV	5,150	283
Avago Technologies, Ltd.	3,510	116
Broadcom Corp.—Class A ⌂ ‡	20,460	645
Freescale Semiconductor, Ltd. ⌂ ‡	27,390	245
LAM Research Corp. ⌂ ‡	21,500	762
LSI Corp. ‡	30,080	206
Marvell Technology Group, Ltd.	23,860	188
Maxim Integrated Products, Inc.	10,160	280
ON Semiconductor Corp. ‡	22,920	141
Texas Instruments, Inc.	7,060	198
Xilinx, Inc. ⌂	12,600	413
Software—2.6%
Adobe Systems, Inc. ⌂ ‡	11,800	401
Citrix Systems, Inc. ⌂ ‡	5,620	347
Microsoft Corp. ⌂	23,200	662

	Shares	Value (000’s)
Software (continued)
Oracle Corp. ⌂	24,720	$768
Zynga, Inc.—Class A ‡	83,520	188
Specialty Retail—1.9%
AutoZone, Inc. ‡	1,770	664
Home Depot, Inc.	8,170	501
Lowe’s Cos., Inc.	17,810	577
Textiles, Apparel & Luxury Goods—1.7%
Coach, Inc. ⌂	8,200	460
Lululemon Athletica, Inc. ‡	3,040	210
NIKE, Inc.—Class B	1,460	133
V.F. Corp.	4,830	756
Tobacco—0.3%
Philip Morris International, Inc.	2,790	247
Trading Companies & Distributors—0.4%
WW Grainger, Inc.	1,900	383
Wireless Telecommunication Services—0.6%
SBA Communications Corp.—Class A ‡	4,170	278
Sprint Nextel Corp. ⌂ ‡	56,190	311

Total Common Stocks (cost $87,134)		91,376

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—0.2%
State Street Bank & Trust Co. 0.03% , dated 10/31/2012, to be repurchased at $180 on 11/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $185.	$180	180
Total Repurchase Agreement (cost $180)

Total Investment Securities (cost $87,314) P		91,556
Other Assets and Liabilities—Net		(366)

Net Assets		$91,190

	Shares	Value (000’s)
SECURITIES SOLD SHORT— (72.0%)
COMMON STOCKS—(72.0%)
Aerospace & Defense—(3.6%)
Boeing Co.	(13,210)	$(931)
Lockheed Martin Corp.	(15,190)	(1,423)
Raytheon Co.	(9,220)	(521)
Textron, Inc.	(14,720)	(371)
Air Freight & Logistics—(1.3%)
FedEx Corp.	(8,950)	(823)
United Parcel Service, Inc.—Class B	(5,010)	(367)
Auto Components—(0.6%)
Autoliv, Inc.	(3,250)	(187)
Gentex Corp.	(21,210)	(365)
Automobiles—(0.6%)
Ford Motor Co.	(52,350)	(584)
Beverages—(0.7%)
Brown-Forman Corp.—Class B	(9,860)	(632)
Biotechnology—(0.8%)
Amgen, Inc.	(5,840)	(505)
Medivation, Inc. ‡	(1,680)	(86)
United Therapeutics Corp. ‡	(2,520)	(115)
Capital Markets—(1.1%)
BlackRock, Inc.—Class A	(1,290)	(245)
Federated Investors, Inc.—Class B	(7,440)	(173)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Long/Short Strategy

(formerly, Transamerica JPMorgan Long/Short Strategy)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Shares	Value (000’s)
Capital Markets (continued)
Franklin Resources, Inc.	(4,760)	$(608)
Teton Advisors, Inc.—Class B Ә	(3)	¿
Chemicals—(3.4%)
Cabot Corp.	(5,760)	(206)
Celanese Corp.—Series A	(2,430)	(92)
Dow Chemical Co.	(22,250)	(652)
OM Group, Inc. ‡	(3,150)	(64)
Praxair, Inc.	(13,760)	(1,461)
Sigma-Aldrich Corp.	(3,190)	(224)
Valspar Corp.	(7,160)	(401)
Commercial Banks—(1.7%)
Bank of Hawaii Corp.	(9,210)	(407)
Commerce Bancshares, Inc.	(5,362)	(204)
UMB Financial Corp.	(11,760)	(523)
Valley National Bancorp	(42,797)	(417)
Communications Equipment—(0.3%)
JDS Uniphase Corp. ‡	(6,600)	(64)
Motorola Solutions, Inc.	(4,200)	(217)
Construction Materials—(0.4%)
Vulcan Materials Co.	(8,070)	(371)
Electric Utilities—(3.7%)
Consolidated Edison, Inc.	(18,270)	(1,103)
Duke Energy Corp.	(10,580)	(695)
Edison International	(4,030)	(189)
Entergy Corp.	(8,080)	(586)
Exelon Corp.	(10,030)	(359)
Southern Co.	(9,470)	(444)
Electrical Equipment—(0.9%)
Rockwell Automation, Inc.	(12,160)	(864)
Energy Equipment & Services—(0.5%)
Diamond Offshore Drilling, Inc.	(3,720)	(258)
Tenaris SA ADR	(5,510)	(207)
Food Products—(3.0%)
Hershey Co.	(25,900)	(1,783)
HJ Heinz Co.	(10,470)	(602)
Mead Johnson Nutrition Co.—Class A	(5,640)	(348)
Gas Utilities—(0.3%)
National Fuel Gas Co.	(5,040)	(266)
Health Care Equipment & Supplies—(2.3%)
Edwards Lifesciences Corp. ‡	(3,140)	(273)
Medtronic, Inc.	(14,520)	(604)
Varian Medical Systems, Inc. ‡	(8,880)	(593)
Zimmer Holdings, Inc.	(10,430)	(669)
Health Care Providers & Services—(0.1%)
Tenet Healthcare Corp. ‡	(4,570)	(108)
Hotels, Restaurants & Leisure—(0.5%)
Choice Hotels International, Inc.	(3,060)	(96)
Hyatt Hotels Corp.—Class A ‡	(9,270)	(338)
Household Durables—(0.6%)
Harman International Industries, Inc.	(4,210)	(177)
Toll Brothers, Inc. ‡	(10,750)	(354)
Household Products—(0.9%)
Church & Dwight Co., Inc.	(13,280)	(674)
Kimberly-Clark Corp.	(1,530)	(128)
Industrial Conglomerates—(1.4%)
Danaher Corp.	(10,070)	(521)
General Electric Co.	(35,190)	(741)
Insurance—(7.1%)
Allstate Corp.	(11,290)	(451)
American International Group, Inc. ‡	(8,310)	(290)
Aon PLC	(18,920)	(1,021)

	Shares	Value (000’s)
Insurance (continued)
Arch Capital Group, Ltd. ‡	(10,020)	$(442)
Chubb Corp.	(12,210)	(940)
Lincoln National Corp.	(9,450)	(234)
Principal Financial Group, Inc.	(6,450)	(178)
Progressive Corp.	(19,490)	(435)
RenaissanceRe Holdings, Ltd.	(4,270)	(347)
Torchmark Corp.	(11,080)	(561)
Travelers Cos., Inc.	(7,540)	(535)
WR Berkley Corp.	(28,950)	(1,127)
Internet & Catalog Retail—(0.6%)
NetFlix, Inc. ‡	(4,250)	(336)
priceline.com, Inc. ‡	(320)	(184)
Internet Software & Services—(0.4%)
AOL, Inc. ‡	(9,550)	(328)
IT Services—(1.3%)
Automatic Data Processing, Inc.	(5,470)	(316)
Fiserv, Inc. ‡	(1,880)	(141)
Paychex, Inc.	(10,400)	(337)
SAIC, Inc.	(15,050)	(165)
Total System Services, Inc.	(10,350)	(233)
Vantiv, Inc.—Class A ‡	(380)	(8)
Life Sciences Tools & Services—(0.2%)
Agilent Technologies, Inc.	(4,780)	(172)
Machinery—(3.5%)
Caterpillar, Inc.	(6,340)	(538)
Cummins, Inc.	(1,890)	(177)
Dover Corp.	(17,630)	(1,026)
Eaton Corp.	(6,490)	(306)
Illinois Tool Works, Inc.	(16,985)	(1,043)
Parker Hannifin Corp.	(1,430)	(112)
Media—(5.1%)
Gannett Co., Inc.	(23,520)	(397)
Interpublic Group of Cos., Inc.	(16,050)	(162)
New York Times Co.—Class A ‡	(13,690)	(112)
News Corp.—Class B	(37,270)	(908)
Omnicom Group, Inc.	(24,480)	(1,173)
Scripps Networks Interactive, Inc.—Class A	(20,480)	(1,245)
Washington Post Co.—Class B	(2,010)	(670)
Metals & Mining—(2.3%)
AK Steel Holding Corp.	(8,470)	(43)
Cliffs Natural Resources, Inc.	(21,500)	(780)
Nucor Corp.	(25,570)	(1,026)
Vale SA—Class B ADR	(12,170)	(223)
Multiline Retail—(0.2%)
JC Penney Co., Inc.	(8,580)	(206)
Multi-Utilities—(0.6%)
Wisconsin Energy Corp.	(13,470)	(518)
Oil, Gas & Consumable Fuels—(2.7%)
CONSOL Energy, Inc.	(5,680)	(200)
EnCana Corp.	(15,280)	(345)
Exxon Mobil Corp.	(10,690)	(974)
Newfield Exploration Co. ‡	(5,030)	(136)
Spectra Energy Corp.	(4,970)	(143)
TransCanada Corp.	(13,810)	(625)
Personal Products—(0.6%)
Estee Lauder Cos., Inc.—Class A	(9,110)	(561)
Pharmaceuticals—(2.3%)
Eli Lilly & Co.	(29,850)	(1,451)
Forest Laboratories, Inc. ‡	(9,400)	(317)
Hospira, Inc. ‡	(12,140)	(373)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Long/Short Strategy

(formerly, Transamerica JPMorgan Long/Short Strategy)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Shares	Value (000’s)
Real Estate Investment Trusts—(7.2%)
Brandywine Realty Trust	(30,450)	$(353)
DCT Industrial Trust, Inc.	(85,700)	(553)
DiamondRock Hospitality Co.	(14,370)	(122)
Douglas Emmett, Inc.	(13,820)	(324)
EastGroup Properties, Inc.	(13,570)	(706)
Health Care REIT, Inc.	(4,940)	(294)
Kimco Realty Corp.	(41,360)	(807)
Mid-America Apartment Communities, Inc.	(5,230)	(338)
ProLogis, Inc.	(22,800)	(782)
Realty Income Corp.	(16,800)	(660)
Tanger Factory Outlet Centers	(9,010)	(284)
Vornado Realty Trust	(6,300)	(505)
Weingarten Realty Investors	(30,060)	(813)
Road & Rail—(1.5%)
Heartland Express, Inc.	(34,360)	(480)
Knight Transportation, Inc.	(27,990)	(423)
Werner Enterprises, Inc.	(20,310)	(470)
Semiconductors & Semiconductor Equipment—(4.6%)
Cypress Semiconductor Corp. ‡	(25,510)	(253)
Intel Corp.	(52,730)	(1,140)

	Shares	Value (000’s)
Semiconductors & Semiconductor Equipment (continued)
Linear Technology Corp.	(7,650)	$(239)
Microchip Technology, Inc.	(36,100)	(1,132)
NVIDIA Corp. ‡	(27,020)	(323)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	(72,510)	(1,153)
Software—(0.6%)
Electronic Arts, Inc. ‡	(33,260)	(411)
Salesforce.com, Inc. ‡	(640)	(93)
Specialty Retail—(0.7%)
Bed Bath & Beyond, Inc. ‡	(2,890)	(167)
CarMax, Inc. ‡	(7,520)	(253)
O’Reilly Automotive, Inc. ‡	(2,100)	(180)
Tobacco—(1.3%)
Altria Group, Inc.	(37,590)	(1,195)
Trading Companies & Distributors—(0.5%)
Fastenal Co.	(9,580)	(428)

Total Common Stocks (proceeds $(63,185))		(65,671)

Total Securities Sold Short (proceeds $(63,185))		(65,671)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

⌂	All or a portion of these securities have been pledged to the broker as collateral for open securities sold short transactions. Total value of securities segregated for open securities sold short transactions is $41,328.
‡	Non-income producing security.
	Rate shown reflects the yield at 10/31/2012.
P	Aggregate cost for federal income tax purposes is $89,002. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $5,932 and $3,378, respectively. Net unrealized appreciation for tax purposes is $2,554.
¿	Amount is less than 1.
Ә	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is less than $1, or less than 0.01% of the fund’s net assets.

DEFINITION:

ADR	American Depository Receipt

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/2012
Common Stocks	$91,376	$—	$—	$91,376
Repurchase Agreement	—	180	—	180

Total	$91,376	$180	$—	$91,556

Securities Sold Short	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/2012
Common Stocks	$(65,671)	$—	$ ¿	$(65,671)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Long/Short Strategy

(formerly, Transamerica JPMorgan Long/Short Strategy)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

VALUATION SUMMARY (continued) (all amounts in thousands): '

Level 3 Rollforward—Securities Sold Short

Security	Beginning Balance at 10/31/2011	Purchases		Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 10/31/2012 ₪		Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 10/31/2012
Common Stocks	$—	$	¿	$—	$—	$—	$—	$—	$—	$	¿	$—

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 10/31/2012. See the notes to the financial statments for more information regarding pricing inputs and valuation techniques.
₪	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Mid Cap Value

(formerly, Transamerica JPMorgan Mid Cap Value)

SCHEDULE OF INVESTMENTS

At October 31, 2012

	Shares	Value (000’s)
COMMON STOCKS—98.8%
Aerospace & Defense—0.6%
Alliant Techsystems, Inc.	22,850	$1,309
Beverages—2.6%
Beam, Inc.	39,280	2,183
Brown—Forman Corp.—Class B	21,045	1,348
Dr. Pepper Snapple Group, Inc. ^	42,015	1,800
Building Products—0.8%
Fortune Brands Home & Security, Inc. ‡	61,530	1,750
Capital Markets—5.6%
Ameriprise Financial, Inc.	57,770	3,372
Charles Schwab Corp. ^	164,515	2,234
Invesco, Ltd.	89,700	2,182
Northern Trust Corp.	33,635	1,607
T. Rowe Price Group, Inc.	36,435	2,366
Chemicals—3.8%
Airgas, Inc.	22,510	2,003
Albemarle Corp.	35,979	1,983
Sherwin-Williams Co.	12,660	1,805
Sigma-Aldrich Corp. ^	30,450	2,135
Commercial Banks—6.1%
City National Corp.	29,070	1,485
Cullen/Frost Bankers, Inc. ^	22,730	1,257
Fifth Third Bancorp	175,150	2,545
Huntington Bancshares, Inc.	141,020	901
M&T Bank Corp.	31,015	3,229
SunTrust Banks, Inc.	78,870	2,145
Zions Bancorporation ^	53,760	1,154
Commercial Services & Supplies—1.4%
Republic Services, Inc.—Class A	102,147	2,896
Containers & Packaging—3.6%
Ball Corp.	80,110	3,432
Rock-Tenn Co.—Class A	24,517	1,794
Silgan Holdings, Inc.	52,050	2,254
Distributors—1.0%
Genuine Parts Co.	34,446	2,156
Electric Utilities—2.7%
Northeast Utilities	25,815	1,015
NV Energy, Inc.	121,575	2,311
Westar Energy, Inc. ^	78,570	2,333
Electrical Equipment—2.1%
AMETEK, Inc.	58,350	2,074
Regal Beloit Corp. ^	34,070	2,221
Electronic Equipment & Instruments—2.3%
Amphenol Corp.—Class A	42,370	2,548
Arrow Electronics, Inc. ‡	62,055	2,186
Food Products—2.4%
Hershey Co.	28,190	1,940
JM Smucker Co.	14,205	1,217
Ralcorp Holdings, Inc. ‡	26,650	1,924
Gas Utilities—1.9%
EQT Corp.	45,034	2,731
ONEOK, Inc.	25,845	1,222
Health Care Equipment & Supplies—0.5%
Becton Dickinson and Co.	13,710	1,038
Health Care Providers & Services—3.7%
AmerisourceBergen Corp.—Class A	53,445	2,108
CIGNA Corp.	51,455	2,625
Henry Schein, Inc. ‡	16,215	1,196
Humana, Inc.	24,040	1,785
Hotels, Restaurants & Leisure—2.6%
Darden Restaurants, Inc. ^	30,785	1,620
Marriott International, Inc.—Class A	60,865	2,220
Yum! Brands, Inc.	23,502	1,648
Household Durables—1.5%
Jarden Corp.	13,960	695

	Shares	Value (000’s)
Household Durables (continued)
Mohawk Industries, Inc. ‡	28,350	$2,367
Household Products—1.0%
Energizer Holdings, Inc.	28,175	2,056
Industrial Conglomerates—1.2%
Carlisle Cos., Inc.	45,820	2,545
Insurance —11.1%
Alleghany Corp. ‡	7,786	2,706
Arch Capital Group, Ltd. ‡ ^	19,134	845
Chubb Corp.	27,350	2,105
Hartford Financial Services Group, Inc. ^	59,840	1,299
Loews Corp.	94,955	4,014
Marsh & McLennan Cos., Inc.	95,185	3,239
Old Republic International Corp.	129,830	1,283
OneBeacon Insurance Group, Ltd.—Class A ^	59,095	798
Unum Group	78,652	1,595
WR Berkley Corp. ^	62,800	2,442
XL Group PLC—Class A	102,050	2,525
Internet & Catalog Retail—1.1%
Expedia, Inc.	26,736	1,581
TripAdvisor, Inc. ‡ ^	25,119	761
IT Services—1.2%
Jack Henry & Associates, Inc.	67,360	2,560
Machinery—2.3%
IDEX Corp.	37,610	1,600
Rexnord Corp. ‡ ^	72,500	1,314
Snap-on, Inc.	24,923	1,927
Media—3.2%
AMC Networks, Inc. ‡	16,545	773
Cablevision Systems Corp.—Class A ^	46,610	812
CBS Corp.—Class B	55,280	1,791
Clear Channel Outdoor Holdings, Inc.—Class A ‡ ^	66,363	442
DISH Network Corp.—Class A	54,231	1,932
Gannett Co., Inc. ^	37,205	629
Washington Post Co.—Class B ^	1,155	385
Multiline Retail—2.8%
Family Dollar Stores, Inc.	35,550	2,345
Kohl’s Corp. ^	65,665	3,499
Multi-Utilities—6.1%
CenterPoint Energy, Inc.	79,107	1,714
CMS Energy Corp.	99,600	2,423
NiSource, Inc.	78,958	2,011
Sempra Energy	30,500	2,127
Wisconsin Energy Corp.	53,176	2,046
Xcel Energy, Inc.	82,348	2,326
Oil, Gas & Consumable Fuels—5.0%
Devon Energy Corp.	37,400	2,177
Energen Corp.	71,162	3,320
Marathon Petroleum Corp.	36,694	2,016
QEP Resources, Inc.	49,560	1,437
Williams Cos., Inc.	43,164	1,510
Professional Services—0.8%
Equifax, Inc.	31,560	1,579
Real Estate Investment Trusts—2.7%
HCP, Inc.	38,965	1,726
Regency Centers Corp.	43,185	2,074
Vornado Realty Trust	22,516	1,806
Real Estate Management & Development—0.7%
Brookfield Office Properties, Inc.	97,565	1,505
Semiconductors & Semiconductor Equipment—2.1%
Analog Devices, Inc.	66,670	2,608
Xilinx, Inc.	55,255	1,810
Software—0.9%
Synopsys, Inc. ‡	61,300	1,974

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Mid Cap Value

(formerly, Transamerica JPMorgan Mid Cap Value)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Shares	Value (000’s)
Specialty Retail—6.8%
AutoZone, Inc. ‡	6,799	$2,550
Bed Bath & Beyond, Inc. ‡	37,105	2,140
Gap, Inc.	59,645	2,131
PetSmart, Inc.	18,006	1,195
Tiffany & Co.	30,280	1,914
TJX Cos., Inc.	39,420	1,641
Williams-Sonoma, Inc.	57,560	2,660
Textiles, Apparel & Luxury Goods—1.9%
PVH Corp.	25,209	2,773
V.F. Corp.	7,810	1,222
Thrifts & Mortgage Finance—1.1%
Capitol Federal Financial, Inc.	57,370	683
People’s United Financial, Inc. ^	136,800	1,646
Trading Companies & Distributors—1.1%
MSC Industrial Direct Co., Inc.—Class A	29,342	2,189
Wireless Telecommunication Services—0.5%
Telephone & Data Systems, Inc.	39,610	985

Total Common Stocks (cost $158,794)		206,070

SECURITIES LENDING COLLATERAL—10.2%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.31% 	21,224,973	21,225
Total Securities Lending Collateral (cost $21,225)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—1.3%
State Street Bank & Trust Co. 0.03% , dated 10/31/2012, to be repurchased at $2,657 on 11/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $2,711.	$2,657	$2,657
Total Repurchase Agreement (cost $2,657)

Total Investment Securities (cost $182,676) P		229,952
Other Assets and Liabilities—Net		(21,494)

Net Assets		$208,458

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $20,706.
‡	Non-income producing security.
	Rate shown reflects the yield at 10/31/2012.
P	Aggregate cost for federal income tax purposes is $184,352. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $47,117 and $1,517, respectively. Net unrealized appreciation for tax purposes is $45,600.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/2012
Common Stocks	$206,070	$—	$—	$206,070
Repurchase Agreement	—	2,657	—	2,657
Securities Lending Collateral	21,225	—	—	21,225

Total	$227,295	$2,657	$—	$229,952

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 10/31/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Real Return TIPS

(formerly, Transamerica PIMCO Real Return TIPS)

SCHEDULE OF INVESTMENTS

At October 31, 2012

	Principal (000’s)		Value (000’s)
U.S. GOVERNMENT OBLIGATIONS—98.7%
U.S. Treasury Inflation Indexed Bond
0.75%, 02/15/2042 —		$5,046	$5,619
1.75%, 01/15/2028 Ð g		42,990	56,343
2.00%, 01/15/2026		39,342	52,201
2.13%, 02/15/2040		1,492	2,219
2.38%, 01/15/2025		31,221	42,688
2.38%, 01/15/2027 —		60,867	84,900
2.50%, 01/15/2029 Ð g		54,329	78,509
3.38%, 04/15/2032		389	651
3.63%, 04/15/2028 Ð		46,426	74,550
3.88%, 04/15/2029 Ð —		53,019	89,018
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016 a Ð		33,863	35,698
0.13%, 04/15/2017		913	979
0.13%, 01/15/2012—07/15/2022 Ð —		169,355	185,307
0.50%, 04/15/2015		43,153	45,081
0.63%, 07/15/2021 Ð g a —		78,848	90,220
1.13%, 01/15/2021 g a		15,847	18,740
1.25%, 07/15/2020 Ð		58,196	69,403
1.38%, 07/15/2018—01/15/2020		47,569	56,169
1.63%, 01/15/2015—01/15/2018		36,329	40,265
1.88%, 07/15/2013—07/15/2019		56,223	60,713
1.88%, 07/15/2015 a		54,000	59,016
2.00%, 01/15/2014 —		9,723	10,087
2.00%, 07/15/2014—01/15/2016		106,833	114,977
2.13%, 01/15/2019		20,405	24,942
2.38%, 01/15/2017		11,650	13,585
2.63%, 07/15/2017		10,225	12,282

Total U.S. Government Obligations (cost $1,247,140)			1,324,162

U.S. GOVERNMENT AGENCY OBLIGATIONS—0.2%
Fannie Mae
0.36%, 08/25/2034 *		101	100
0.89%, 02/25/2041 *		2,319	2,335
1.35%, 10/01/2044 *		35	36
Freddie Mac
0.44%, 02/15/2019 *		839	841

Total U.S. Government Agency Obligations (cost $3,306)			3,312

FOREIGN GOVERNMENT OBLIGATIONS—8.9%
Australia Government Bond
3.00%, 09/20/2025	AUD	3,100	4,515
Canadian Government Bond
1.50%, 12/01/2044	CAD	4,636	6,174
2.75%, 09/01/2016		2,600	2,745
3.00%, 12/01/2036		355	584
4.25%, 12/01/2021		13,047	18,632
Denmark I/L Government Bond
0.10%, 11/15/2023	DKK	14,344	2,612
Italy Buoni Poliennali del Tesoro
2.10%, 09/15/2016—09/15/2017	EUR	28,400	36,509
2.35%, 09/15/2019		652	812
Mexican Udibonos
2.00%, 06/09/2022	MXN	13,471	1,077
New South Wales Treasury Corp.
2.50%, 11/20/2035	AUD	1,100	1,442
2.75%, 11/20/2025		14,100	19,363
South Africa Government Bond—CPI Linked
2.75%, 01/31/2022	ZAR	22,387	2,960

	Principal (000’s)		Value (000’s)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
U.K. Gilt Inflation Linked
0.13%, 03/22/2024	GBP	4,711	$8,071
1.25%, 11/22/2032		895	1,776
1.88%, 11/22/2022		3,072	6,280
2.50%, 07/26/2016—Reg S		1,200	6,637

Total Foreign Government Obligations (cost $115,810)			120,189

MORTGAGE-BACKED SECURITIES—1.5%
Arran Residential Mortgages Funding PLC
Series 2010-1A, Class A1B
1.55%, 05/16/2047—144A *		$69	90
Series 2011-1A, Class A1B
1.54%, 11/19/2047—144A *		1,730	2,251
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2007-3, Class A2
5.54%, 06/10/2049 *		29	29
Series 2007-3, Class A2FL
0.39%, 06/10/2049—144A *		29	29
Series 2007-5, Class A4
5.49%, 02/10/2051		530	623
Banc of America Mortgage Securities, Inc.
Series 2004-1, Class 5A1
6.50%, 09/25/2033		23	24
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A1
2.57%, 03/25/2035 *		525	529
Series 2005-2, Class A2
3.08%, 03/25/2035 *		153	154
Series 2005-5, Class A1
2.24%, 08/25/2035 *		163	164
Series 2005-5, Class A2
2.32%, 08/25/2035 *		303	295
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1
2.23%, 09/25/2035 *		214	212
Series 2005-6, Class A2
2.34%, 09/25/2035 *		267	258
Series 2005-6, Class A3
1.99%, 09/25/2035 *		34	34
Series 2005-11, Class A1A
2.60%, 05/25/2035 *		28	27
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD5, Class A4
5.89%, 11/15/2044 *		400	475
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2005-3, Class 1A2
0.50%, 04/25/2035 *		928	698
Series 2005-R2, Class 1AF1
0.55%, 06/25/2035—144A *		192	164
DBUBS Mortgage Trust
Series 2011-LC2A, Class A2
3.39%, 07/10/2044—144A		6,700	7,246
Greenpoint Mortgage Funding Trust
Series 2005-AR1, Class A2
0.43%, 06/25/2045 *		367	290
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
2.66%, 09/25/2035 *		562	564
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, 09/15/2045 * §		200	240

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Real Return TIPS

(formerly, Transamerica PIMCO Real Return TIPS)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
MASTR Alternative Loans Trust
Series 2006-2, Class 2A1 0.61%, 03/25/2036 *	$607	$104
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-9, Class A4 5.70%, 09/12/2049	300	352
Morgan Stanley Capital I Trust
Series 2007-IQ15, Class A4 5.88%, 06/11/2049 *	1,200	1,407
Permanent Master Issuer PLC
Series 2011-1A, Class 1A3 1.51%, 07/15/2042—144A *	400	525
RALI Trust
Series 2006-QO6, Class A1 0.39%, 06/25/2046 *	973	424
Sequoia Mortgage Trust
Series 5, Class A 0.91%, 10/19/2026 *	75	74
Structured Asset Mortgage Investments, Inc.
Series 2006-AR5, Class 1A1 0.42%, 05/25/2046 *	864	494
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class A4 5.57%, 10/15/2048	400	460
WaMu Mortgage Pass-Through Certificates
Series 2003-AR9, Class 2A 2.54%, 09/25/2033 *	627	630
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR8, Class 2A1 2.72%, 04/25/2036 *	1,659	1,472

Total Mortgage-Backed Securities (cost $19,827)		20,338

ASSET-BACKED SECURITIES—0.4%
Ares VIR CLO, Ltd.
Series 2006-6RA, Class A1B 0.63%, 03/12/2018—144A *	721	715
Countrywide Asset-Backed Certificates
Series 2005-13, Class 3AV3 0.46%, 04/25/2036 *	184	174
CSAB Mortgage Backed Trust
Series 2006-1, Class A6A 6.17%, 06/25/2036 *	1,128	775
Duane Street CLO I, Ltd.
Series 2005-1A, Class A2 0.69%, 11/08/2017—144A *	300	296
Equity One, Inc.
Series 2004-1, Class AV2 0.51%, 04/25/2034 *	46	34
Harvest CLO SA
Series I-X, Class A1 0.94%, 03/29/2017 * Ә	111	142
Katonah VI, Ltd.
Series 6A, Class A1A 0.70%, 09/20/2016—144A *	384	383
Magi Funding PLC
Series I-A, Class A 0.67%, 04/11/2021—144A * Ә	550	676
Magnolia Funding, Ltd.
Series 2010-1A, Class A1 3.00%, 04/20/2017–144A Ә	141	182

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
Morgan Stanley Mortgage Loan Trust
Series 2006-12XS, Class A6A
5.73%, 10/25/2036 *	$412	$240
Saxon Asset Securities Trust
Series 2003-1, Class AF7
4.03%, 06/25/2033 *	412	412
SLM Student Loan Trust
Series 2003-6, Class A4
0.59%, 12/17/2018 *	388	387
Series 2010-B, Class A1
2.13%, 08/15/2016—144A *	147	148
Structured Asset Securities Corp.
Series 2007-BC3, Class 2A2
0.35%, 05/25/2047 *	900	684
Wood Street CLO BV
Series II-A, Class A1
0.70%, 03/29/2021—144A * Ә	215	270

Total Asset-Backed Securities (cost $5,702)		5,518

MUNICIPAL GOVERNMENT OBLIGATIONS—0.1%
Tobacco Settlement Finance Authority—Series A
7.47%, 06/01/2047	660	525
Tobacco Settlement Financing Corp.—Series A
6.00%, 06/01/2023	230	235

Total Municipal Government Obligations (cost $838)		760

CORPORATE DEBT SECURITIES—4.3%
Capital Markets—0.8%
Morgan Stanley
0.61%, 03/01/2013 *	1,000	1,295
2.94%, 05/14/2013 *	8,800	8,886
Morgan Stanley—Series F
0.78%, 10/18/2016 * ^	800	758
Commercial Banks—1.9%
Banco Bradesco SA
2.54%, 05/16/2014—144A *	4,600	4,645
BBVA Bancomer SA
6.50%, 03/10/2021—144A ^	1,900	2,168
CIT Group, Inc.
5.25%, 04/01/2014—144A ^	1,000	1,038
Dexia Credit Local
1.65%, 09/12/2013	3,500	3,500
HBOS PLC
1.11%, 09/06/2017 *	9,400	7,817
ICICI Bank, Ltd.
2.18%, 02/24/2014—144A *	600	589
Societe Generale SA
1.40%, 04/11/2014—144A *	3,800	3,786
Turkiye Garanti Bankasi AS
2.82%, 04/20/2016—144A *	500	489
Consumer Finance—0.0% ¥
Ally Financial, Inc.
3.64%, 02/11/2014 *	100	102
3.78%, 06/20/2014 *	200	204
SLM Corp.
5.05%, 11/14/2014	300	317
Diversified Financial Services—0.6%
Credit Agricole Home Loan SFH
1.07%, 07/21/2014—144A * §	3,400	3,368

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Real Return TIPS

(formerly, Transamerica PIMCO Real Return TIPS)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal (000’s)	Value (000’s)
Diversified Financial Services (continued)
Ford Motor Credit Co. LLC
3.98%, 06/15/2016	$3,600	$3,816
International Lease Finance Corp.
6.50%, 09/01/2014—144A	600	645
6.75%, 09/01/2016—144A	500	565
Insurance—0.5%
American International Group, Inc.
6.77%, 11/15/2017 ^	227	428
8.18%, 05/15/2058 * ^	3,650	4,554
8.63%, 05/22/2038—Reg S * ^	250	475
Marsh & McLennan Cos., Inc.
5.75%, 09/15/2015	1,093	1,235
Metals & Mining—0.0% ¥
Gerdau Holdings, Inc.
7.00%, 01/20/2020—144A	200	235
Oil, Gas & Consumable Fuels—0.5%
Gazprom OAO Via GAZ Capital SA
5.09%, 11/29/2015—144A ^	500	536
Gazprom OAO Via GAZ Capital SA—Series 16
7.34%, 04/11/2013—144A	300	307
Petrobras International Finance Co.
3.88%, 01/27/2016	3,700	3,930
Petroleos Mexicanos
5.50%, 01/21/2021	800	934
6.50%, 06/02/2041	700	869

Total Corporate Debt Securities (cost $53,274)		57,491

COMMERCIAL PAPER—0.6%
Commercial Banks—0.6%
Santander Commercial Paper SA Unipersonal
2.20%, 04/02/2013—144A	8,300	8,223
Total Commercial Paper (cost $8,223)
LOAN ASSIGNMENTS—0.5%
Consumer Finance—0.4%
Springleaf Financial Funding Co.
5.50%, 05/10/2017 *	4,400	4,328
Independent Power Producers & Energy Traders —0.1%
NRG Energy, Inc., Tranche B
4.00%, 07/02/2018 *	1,975	1,984

Total Loan Assignments (cost $6,354)		6,312

	Notional Amount (000’s)	Value (000’s)
PURCHASED STRADDLE SWAPTIONS—0.0% ¥
Straddle Options—0.0% ¥
OTC- Call & Put 3-Month vs. 30-Year
Forward Volatility Agreement	2,300	171
Exercise Level 1.00% Þ
Expires 03/11/2013 §
Counterparty: RBS
OTC- Call & Put 3-Month vs. 30-Year
Forward Volatility Agreement	3,600	268
Exercise Level 1.00% Þ
Expires 03/11/2013 §
Counterparty: DUB

Total Purchased Straddle Swaptions (cost $499)		439

	Notional Amount (000’s)	Value (000’s)
PURCHASED SWAPTIONS—0.0% ¥
Put Options—0.0% ¥
OTC- If exercised the Series receives floating 3 month LIBOR, and pays 3.875%, European Style Expires 04/14/2014 § Counterparty: DUB	$5,000	$120
Total Purchased Swaptions (cost $254)

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL—0.4%
State Street Navigator Securities Lending
Trust—Prime Portfolio, 0.31% 	5,407,915	5,408
Total Securities Lending Collateral (cost $5,408)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—0.0% ¥
State Street Bank & Trust Co. 0.03% , dated 10/31/2012, to be repurchased at $612 on 11/01/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 04/01/2025, and with a value of $626.	$612	612
Total Repurchase Agreement (cost $612)

Total Investment Securities (cost $1,467,247) P		1,552,884
Other Assets and Liabilities—Net		(209,432)

Net Assets		$1,343,452

	Principal (000’s)	Value (000’s)
REVERSE REPURCHASE AGREEMENTS—(10.6%) F
BNP Paribas 0.26% , dated 10/18/2012, to be repurchased at $(62,799) on 11/20/2012.	$(62,784)	$(62,784)
BNP Paribas 0.27% , dated 10/19/2012, to be repurchased at $(39,306) on 11/21/2012.	(39,297)	(39,297)
Deutsche Bank Securities, Inc. 0.29% , dated 10/31/2012, to be repurchased at $(1,791) on 02/06/2013.	(1,790)	(1,790)
Deutsche Bank Securities, Inc. 0.29% , dated 10/31/2012, to be repurchased at $(5,604) on 01/29/2013.	(5,600)	(5,600)
JPMorgan Chase & Co. 0.28% , dated 10/25/2012, to be repurchased at $(33,620) on 11/09/2012.	(33,615)	(33,615)
Total Reverse Repurchase Agreements (cost $(143,086))		(143,086)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Real Return TIPS

(formerly, Transamerica PIMCO Real Return TIPS)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

WRITTEN INFLATION FLOOR OPTIONS:

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount (000’s)	Premiums (Received) (000’s)	Value (000’s)
Floor—OTC CPURNSA Index	DUB	215.95	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	$1,800	$(13)	$(4)
Floor—OTC CPURNSA Index	CITI	216.69	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	14,200	(127)	(23)
Floor—OTC CPURNSA Index	CITI	217.97	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	1,700	(22)	(3)

						$(162)	$(30)

WRITTEN SWAPTIONS: p

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000’s)		Premiums (Received) (000’s)	Value (000’s)
		3-Month USD
Call- OTC 2-Year Interest Rate Swap	MSC	LIBOR BBA	Receive	0.92%	11/14/2012		$13,400	$—	$(140)
		3-Month USD
Call- OTC 5-Year Interest Rate Swap	RBS	LIBOR BBA	Receive	0.75	03/18/2013		39,000	(92)	(80)
		3-Month USD
Call- OTC 5-Year Interest Rate Swap	BNP	LIBOR BBA	Receive	0.75	03/18/2013		16,100	(37)	(33)
		3-Month USD
Call- OTC 5-Year Interest Rate Swap	DUB	LIBOR BBA	Receive	1.70	03/18/2013		22,900	(271)	(858)
		3-Month USD
Call- OTC 5-Year Interest Rate Swap	CITI	LIBOR BBA	Receive	1.70	03/18/2013		7,600	(90)	(285)
		6-Month EUR
Put- OTC 10-Year Interest Rate Swap	DUB	EURIBOR	Pay	2.15	01/07/2013	EUR	5,900	(31)	(22)
		3-Month USD
Put- OTC 2-Year Interest Rate Swap	MSC	LIBOR BBA	Pay	0.92	11/14/2012		$13,400	—	—
		3-Month USD
Put- OTC 5-Year Interest Rate Swap	BNP	LIBOR BBA	Pay	1.40	03/18/2013		16,100	(43)	(18)
		3-Month USD
Put- OTC 5-Year Interest Rate Swap	RBS	LIBOR BBA	Pay	1.40	03/18/2013		39,000	(92)	(44)
		3-Month USD
Put- OTC 5-Year Interest Rate Swap	DUB	LIBOR BBA	Pay	1.70	03/18/2013		22,900	(446)	(8)
		3-Month USD
Put- OTC 5-Year Interest Rate Swap	CITI	LIBOR BBA	Pay	1.70	03/18/2013		7,600	(143)	(3)
		3-Month USD
Put- OTC 5-Year Interest Rate Swap	DUB	LIBOR BBA	Pay	2.00	03/18/2013		3,100	(29)	(¿)
		3-Month USD
Put- OTC 5-Year Interest Rate Swap	DUB	LIBOR BBA	Pay	2.85	04/14/2014		21,200	(254)	(47)

								$(1,528)	$(1,538)

CENTRALLY CLEARED SWAP AGREEMENTS:

INTEREST RATE SWAP AGREEMENTS—FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Currency Code	Notional Amount (000’s)	Market Value (000’s)	Premiums Paid (000’s)	Unrealized (Depreciation) (000’s)
3-Month USD-LIBOR	2.50%	12/19/2042	USD	$31,300	$780	$1,198	$(418)

OVER THE COUNTER SWAP AGREEMENTS: p

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES—BUY PROTECTION:(1)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Implied Credit Spread (BP) at 10/31/2012(2)	Notional Amount (000’s)(3)	Market Value (000’s)	Premiums Paid (000’s)	Unrealized (Depreciation) (000’s)
Black and Decker Corp.,
8.95%, 04/15/2014	2.20%	06/20/2014	CITI	14.59	$3,000	$(101)	$—	$(101)
Marsh & McLennan Cos., Inc.,
5.75%, 09/15/2015	0.76	09/20/2015	BCLY	28.87	6,000	(79)	—	(79)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Real Return TIPS

(formerly, Transamerica PIMCO Real Return TIPS)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

OVER THE COUNTER SWAP AGREEMENTS (continued): p

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES—BUY PROTECTION(1) (continued):

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Implied Credit Spread (BP) at 10/31/2012(2)	Notional Amount (000’s)(3)	Market Value (000’s)	Premiums Paid (000’s)	Unrealized (Depreciation) (000’s)
Societe Generale SA,
5.25%, 03/28/2013	1.00%	06/20/2014	BCLY	93.99	$3,800	$(2)	$92	$(94)

						$(182)	$92	$(274)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES—SELL PROTECTION:(4)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread (BP) at 10/31/2012(2)	Notional Amount (000’s)(3)	Market Value (000’s)(5)	Premiums Paid (Received) (000’s)	Unrealized Appreciation (Depreciation) (000’s)
20-Year Japan Government Bond,
2.00%, 03/21/2022	1.00%	12/20/2015	RBS	38.43	$600	$11	$8	$3
20-Year Japan Government Bond,
2.00%, 03/21/2022	1.00	12/20/2015	BOA	38.43	2,900	52	39	13
American International Group, Inc.,
6.25%, 05/01/2036	5.00	12/20/2013	DUB	35.97	800	42	(18)	60
Federative Republic of Brazil,
12.25%, 03/06/2030	1.00	06/20/2015	HSBC	64.84	1,000	9	(7)	16
Federative Republic of Brazil,
12.25%, 03/06/2030	1.00	06/20/2015	BCLY	64.84	1,000	9	(10)	19
Federative Republic of Brazil,
12.25%, 03/06/2030	1.00	06/20/2015	BCLY	64.84	1,000	9	(4)	13
Federative Republic of Brazil,
12.25%, 03/06/2030	1.00	06/20/2020	DUB	138.99	2,500	(68)	(62)	(6)

						$64	$(54)	$118

INTEREST RATE SWAP AGREEMENTS—FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s)	Market Value (000’s)	Premiums Paid (Received) (000’s)			Unrealized Appreciation (Depreciation) (000’s)
3-Month USD-LIBOR	1.50%	11/02/2012	BCLY	USD	$1,100	$(2)	$	(w	)	$(2)
BRL-CDI §	8.63	01/02/2015	MSC	BRL	14,800	120		63		57
BRL-CDI §	8.26	01/02/2015	UBS	BRL	67,900	307		79		229
BRL-CDI §	8.12	01/02/2015	HSBC	BRL	8,700	27		(7)		34
BRL-CDI §	8.83	01/02/2015	HSBC	BRL	46,000	463		238		225
BRL-CDI §	8.26	01/02/2015	GSC	BRL	4,500	20		3		17
France CPI Ex Tobacco §	2.00	09/01/2012	BNP	EUR	3,500	(9)		5		(14)

						$926		$381		$546

INTEREST RATE SWAP AGREEMENTS—FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s)	Market Value (000’s)	Premiums Paid (000’s)	Unrealized Appreciation (000’s)
U.S. CPI Urban Consumers NAS §	2.50	07/15/2022	BNP	USD	$5,500	$114	$34	$80
U.S. CPI Urban Consumers NAS §	2.50	07/15/2022	DUB	USD	3,900	81	31	50

						$195	$65	$130

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Real Return TIPS

(formerly, Transamerica PIMCO Real Return TIPS)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

FORWARD FOREIGN CURRENCY CONTRACTS: p

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
AUD	MSC	2,354	11/21/2012	$2,399	$40
AUD	BCLY	(27,898)	11/21/2012	(28,431)	(479)
BRL	UBS	(4,893)	12/04/2012	(2,364)	(34)
BRL	HSBC	(16,141)	12/04/2012	(7,881)	(29)
BRL	UBS	4,329	12/04/2012	2,110	11
BRL	UBS	5,073	12/04/2012	2,490	(4)
BRL	HSBC	693	12/04/2012	340	(w )
BRL	UBS	693	12/04/2012	340	(w )
BRL	UBS	1,085	12/04/2012	530	2
BRL	UBS	1,517	12/04/2012	740	3
BRL	UBS	2,110	12/04/2012	1,030	4
BRL	UBS	999	12/04/2012	490	(w )
BRL	MSC	999	12/04/2012	490	(w )
BRL	GSC	2,450	12/04/2012	1,200	1
BRL	HSBC	1,085	12/04/2012	530	2
BRL	HSBC	16,141	02/04/2013	7,819	30
CAD	DUB	(28,523)	12/20/2012	(29,238)	710
CNY	BCLY	16,915	02/01/2013	2,683	5
CNY	JPM	(16,753)	02/01/2013	(2,629)	(33)
DKK	BCLY	(14,631)	11/21/2012	(2,454)	(89)
EUR	CITI	135	12/17/2012	175	w
EUR	CITI	(9,879)	12/17/2012	(12,745)	(67)
EUR	HSBC	(4,625)	12/17/2012	(5,831)	(167)
EUR	UBS	(9,309)	12/17/2012	(11,908)	(163)
EUR	CITI	(4,655)	12/17/2012	(5,964)	(73)
EUR	BCLY	(3,968)	12/17/2012	(5,108)	(38)
EUR	CITI	(1,648)	12/17/2012	(2,167)	30
EUR	BCLY	(2,433)	12/17/2012	(3,190)	35
EUR	BCLY	(2,596)	12/17/2012	(3,387)	21
EUR	CITI	(6,403)	12/17/2012	(8,330)	27
EUR	WBC	1,808	12/17/2012	2,328	17
EUR	RBS	(94)	12/17/2012	(122)	w
EUR	GSC	(1,623)	12/17/2012	(2,094)	(11)
EUR	BNP	87	12/17/2012	114	(1)
EUR	WBC	1,161	12/17/2012	1,517	(12)
EUR	JPM	827	12/17/2012	1,072	1
EUR	CITI	891	12/17/2012	1,159	(4)
EUR	WBC	7,440	12/17/2012	9,646	2
EUR	JPM	156	12/17/2012	202	1
EUR	BCLY	2,058	12/17/2012	2,634	34
GBP	BNP	(3,938)	12/12/2012	(6,262)	(92)
GBP	BCLY	(8,075)	12/12/2012	(13,113)	83
GBP	BCLY	518	12/12/2012	825	10
GBP	RBS	(1,057)	12/12/2012	(1,695)	(10)
GBP	CITI	2,783	12/12/2012	4,505	(14)
GBP	BNP	(5,013)	12/12/2012	(8,077)	(11)
MXN	HSBC	9,045	12/03/2012	700	(11)
MXN	JPM	(80)	12/03/2012	(6)	w
MXN	HSBC	(9,045)	12/03/2012	(694)	5
MXN	HSBC	80	12/03/2012	6	w
MXN	HSBC	9,045	04/03/2013	685	(5)
MXN	JPM	80	04/03/2013	6	(w )
ZAR	JPM	(23,742)	01/30/2013	(2,685)	(16)

					$(289)

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Unrealized Appreciation (000’s)
10-Year U.S. Treasury Note	Long	24	12/19/2012	$15
90-Day Eurodollar	Long	112	09/14/2015	11
90-Day Eurodollar	Long	439	03/14/2016	47

				$73

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Real Return TIPS

(formerly, Transamerica PIMCO Real Return TIPS)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of 10/31/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received) Pledged (000’s)	Net Exposures (1) (000’s)
BCLY	$(483)	$—	$(483)
BNP	(50)	—	(50)
BOA	52	(60)	(8)
CITI	(516)	—	516
DUB	214	(260)	(46)
GSC	10	—	10
HSBC	324	(220)	104
JPM	(47)	—	(47)
MSC	20	(270)	(250)
RBS	48	—	48
UBS	126	—	126
WBC	7	—	7

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

Ð	Security is subject to dollar roll transactions.
g	All or a portion of this security has been segregated as collateral with the broker to cover margin requirements for open futures contracts. Total value of all segregated securities to cover margin requirements for open futures contracts is $379.
a	All or a portion of this security has been segregated as collateral with the custodian for centrally cleared swaps. Total value of securities segregated to cover centrally cleared swaps is $3,172.
—	All or a portion of this security has been segregated as collateral with the broker to cover the open reverse repurchase agreements. Total value of all segregated securities to cover open reverse repurchase agreements is $145,692.
F	Cash, in the amount of $260, has been pledged by the broker as collateral for open reverse repurchase agreements.
p	Cash, in the amount of $810, has been pledged by the broker as collateral for open swaps, swaptions, and/or forward foreign currency contracts.
§	Illiquid. Total aggregate market value of illiquid securities is $4,167, or 0.31% of the fund’s net assets, and total aggregate market value of illiquid derivatives is $1,123, or 0.08% of the fund’s net assets.
Þ	Exercise level and final premium determined on a future date, based upon implied volatility parameters.
*	Floating or variable rate note. Rate is listed as of 10/31/2012.
Ә	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $1,270, or 0.09% of the fund’s net assets.
^	All or a portion of this security is on loan. The value of all securities on loan is $5,297.
¥	Percentage rounds to less than 0.1%.
	Rate shown reflects the yield at 10/31/2012.
P	Aggregate cost for federal income tax purposes is $1,487,579. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $68,161 and $2,856, respectively. Net unrealized appreciation for tax purposes is $65,305.
w	Amount is less than 1.
(1)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities, sovereign issues and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Real Return TIPS

(formerly, Transamerica PIMCO Real Return TIPS)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 10/31/2012, these securities aggregated $39,569, or 2.95% of the fund’s net assets.
BBA	British Banker’s Association
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
BP	Basis Point
CDI	Credit Default Index
CITI	Citibank, Inc.
CLO	Collateralized Loan Obligation
CPI	Consumer Price Index
CPURNSA	US CPI Urban Consumers Non-Seasonably Adjusted Index
DUB	Deutsche Bank AG
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
LIBOR	London Interbank Offered Rate
MSC	Morgan Stanley
OTC	Over The Counter
RBS	Royal Bank of Scotland PLC
UBS	UBS Warburg
WBC	Westpac Banking Corporation

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
USD	United States Dollar
ZAR	South African Rand

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/2012
Asset-Backed Securities	$—	$5,336	$182	$5,518
Commercial Paper	—	8,223	—	8,223
Corporate Debt Securities	—	57,491	—	57,491
Foreign Government Obligations	—	120,189	—	120,189
Loan Assignments	—	6,312	—	6,312
Mortgage-Backed Securities	—	20,338	—	20,338
Municipal Government Obligations	—	760	—	760
Purchased Straddle Swaptions	—	439	—	439
Purchased Swaptions	—	120	—	120
Repurchase Agreement	—	612	—	612
Securities Lending Collateral	5,408	—	—	5,408
U.S. Government Agency Obligations	—	3,312	—	3,312
U.S. Government Obligations	—	1,324,162	—	1,324,162

Total	$5,408	$1,547,294	$182	$1,552,884

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Real Return TIPS

(formerly, Transamerica PIMCO Real Return TIPS)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

VALUATION SUMMARY (all amounts in thousands) (continued): '

Other Financial Instruments	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/2012
Inflation Floor Options	$—	$(30)	$—	$(30)
Reverse Repurchase Agreements	—	(143,086)	—	(143,086)
Written Swaptions	—	(1,538)	—	(1,538)

Total	$—	$(144,654)	$—	$(144,654)

Other Financial Instruments ₣	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/2012
Futures Contracts—Appreciation	$73	$—	$—	$73
Credit Default Swaps—Appreciation	—	124	—	124
Credit Default Swaps—Depreciation	—	(280)	—	(280)
Forward Foreign Currency Contracts—Appreciation	—	1,074	—	1,074
Forward Foreign Currency Contracts—Depreciation	—	(1,363)	—	(1,363)
Interest Rate Swaps—Appreciation	—	692	—	692
Interest Rate Swaps—Depreciation	—	(434)	—	(434)

Total	$73	$(187)	$—	$(114)

Level 3 Rollforward—Investment Securities

Securities	Beginning Balance at 10/31/2011	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) ƒ	Transfers into Level 3 Y	Transfers out of Level 3	Ending Balance at 10/31/2012 ₪	Net Change in Unrealized (Depreciation) on Investments Held at 10/31/2012 ƒ
Asset – Backed Securities	$—	$—	$—	$—	$—	$—	$182	$—	$182	$(19)

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 10/31/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.
ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized (Depreciation) on Investments Held at 10/31/2012 may be due to an investment no longer held or becomes categorized as Level 3 at period end.
Y	Transferred into Level 3 because of unavailability of observable inputs.
₪	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Select Equity

(formerly, Transamerica ICAP Select Equity)

SCHEDULE OF INVESTMENTS

At October 31, 2012

	Shares	Value (000’s)
COMMON STOCKS—98.8%
Aerospace & Defense—4.5%
Honeywell International, Inc.	880,000	$53,891
Auto Components—2.8%
Johnson Controls, Inc. ^	1,322,600	34,057
Chemicals—3.2%
Monsanto Co.	439,450	37,823
Commercial Banks—4.7%
BB&T Corp.	881,050	25,506
Wells Fargo & Co.	922,250	31,071
Communications Equipment—3.6%
Cisco Systems, Inc.	2,512,000	43,056
Consumer Finance—3.3%
Capital One Financial Corp.	648,650	39,029
Diversified Financial Services—7.2%
Citigroup, Inc. ^	1,403,950	52,494
JPMorgan Chase & Co.	820,850	34,213
Energy Equipment & Services—2.0%
Halliburton Co.	757,150	24,448
Food Products—1.3%
Archer-Daniels-Midland Co.	567,400	15,229
Health Care Equipment & Supplies—5.9%
Baxter International, Inc. ^	618,000	38,705
Covidien PLC	590,550	32,451
Health Care Providers & Services—1.9%
McKesson Corp.	244,050	22,772
Industrial Conglomerates—3.7%
General Electric Co.	2,134,250	44,947
Machinery—1.8%
Cummins, Inc. ^	235,600	22,047
Media—10.5%
Time Warner, Inc. ^	1,813,850	78,811
Viacom, Inc.—Class B	923,300	47,338
Metals & Mining—3.1%
Barrick Gold Corp.	931,750	37,736
Oil, Gas & Consumable Fuels—11.1%
EnCana Corp. L	920,200	20,751
Exxon Mobil Corp.	544,050	49,602

	Shares	Value (000’s)
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.	501,550	$39,602
Southwestern Energy Co. ‡ ^	664,500	23,058
Pharmaceuticals—13.1%
Johnson & Johnson	641,250	45,414
Novartis AG ADR	541,950	32,766
Pfizer, Inc.	3,161,850	78,636
Semiconductors & Semiconductor Equipment—5.0%
Applied Materials, Inc.	515,250	5,462
Texas Instruments, Inc. ^	1,938,900	54,463
Software—5.6%
Adobe Systems, Inc. ‡	455,150	15,475
Microsoft Corp.	1,794,850	51,216
Wireless Telecommunication Services—4.5%
Vodafone Group PLC ADR	1,970,200	53,629

Total Common Stocks (cost $1,066,373)		1,185,698

SECURITIES LENDING COLLATERAL—11.2%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.31% 	134,286,725	134,287
Total Securities Lending Collateral (cost $134,287)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—1.2%
State Street Bank & Trust Co. 0.03% , dated 10/31/2012, to be repurchased at $15,002 on 11/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, and with a value of $15,304.	$15,002	15,002
Total Repurchase Agreement (cost $15,002)

Total Investment Securities (cost $1,215,662) P		1,334,987
Other Assets and Liabilities—Net		(134,786)

Net Assets		$1,200,201

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $130,955.
‡	Non-income producing security.
	Rate shown reflects the yield at 10/31/2012.
P	Aggregate cost for federal income tax purposes is $1,217,475. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $132,776 and $15,264, respectively. Net unrealized appreciation for tax purposes is $117,512.

DEFINITION:

ADR	American Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Select Equity

(formerly, Transamerica ICAP Select Equity)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/2012
Common Stocks	$1,185,698	$—	$—	$1,185,698
Repurchase Agreement	—	15,002	—	15,002
Securities Lending Collateral	134,287	—	—	134,287

Total	$1,319,985	$15,002	$—	$1,334,987

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 10/31/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Total Return

(formerly, Transamerica PIMCO Total Return)

SCHEDULE OF INVESTMENTS

At October 31, 2012

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS—21.0%
U.S. Treasury Bond
3.00%, 05/15/2042	$1,100	$1,136
3.13%, 11/15/2041	15,700	16,662
3.75%, 08/15/2041	700	834
3.88%, 08/15/2040	7,200	8,765
4.38%, 02/15/2038—05/15/2041	4,500	5,935
7.50%, 11/15/2024	1,400	2,246
U.S. Treasury Inflation Indexed Bond
2.13%, 02/15/2041	2,945	4,419
U.S. Treasury Inflation Indexed Note
0.13%, 01/15/2022—07/15/2022	22,427	24,531
1.13%, 01/15/2021 g	12,004	14,195
U.S. Treasury Note
1.25%, 01/31/2019	4,500	4,575
1.75%, 05/15/2022	5,600	5,655
2.00%, 11/15/2021 Ð a	33,900	35,213
2.13%, 08/15/2021	3,500	3,683
2.38%, 05/31/2018	15,000	16,252
2.63%, 11/15/2020 a	16,300	17,904
3.13%, 05/15/2021	5,900	6,707

Total U.S. Government Obligations (cost $157,178)		168,712

U.S. GOVERNMENT AGENCY OBLIGATIONS—32.4%
Fannie Mae
0.31%, 01/25/2021 *	166	166
0.56%, 09/25/2042 *	339	337
1.35%, 03/01/2044—10/01/2044 *	1,364	1,413
2.18%, 09/01/2035 *	658	704
2.31%, 01/01/2026 *	3	3
2.34%, 01/01/2028 *	41	44
2.39%, 11/01/2033 *	173	186
2.42%, 07/01/2035 *	332	352
2.82%, 03/01/2034 *	254	271
3.50%, 10/01/2013—04/01/2027	5,397	5,746
4.00%, 06/01/2024—03/01/2041	20,854	22,322
4.50%, 12/01/2024	849	915
5.00%, 08/01/2020—01/01/2030	4,043	4,450
5.50%, 12/01/2036—03/01/2037	8,862	9,732
6.00%, 07/01/2038—09/01/2038	1,453	1,611
6.30%, 10/17/2038	391	425
Fannie Mae, IO
6.89%, 07/25/2034 * §	1,403	305
Fannie Mae, TBA
2.50%	37,000	38,722
3.00%	3,000	3,139
3.50%	3,000	3,183
4.00%	2,000	2,136
4.50%	3,000	3,236
5.00%	14,000	15,268
Freddie Mac
0.12%, 01/03/2013 	13,500	13,496
1.35%, 10/25/2044 *	388	388
1.55%, 07/25/2044 *	396	402
2.25%, 03/01/2034 *	153	162
2.35%, 11/01/2033 *	141	147
2.36%, 03/01/2034 *	162	172
2.42%, 01/01/2036 *	2,769	2,951
2.46%, 09/01/2035 *	47	50

	Principal (000’s)		Value (000’s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Freddie Mac (continued)
3.00%, 09/01/2035 *		$606	$651
4.00%, 01/01/2041		3,865	4,127
4.50%, 05/15/2018—07/01/2041		8,787	9,457
5.00%, 02/15/2020—08/15/2020		307	311
6.50%, 04/15/2029—07/25/2043		23	27
Freddie Mac, TBA
4.50%		8,000	8,573
Ginnie Mae
1.75%, 05/20/2024 *		41	43
6.50%, 06/20/2032		22	24
Ginnie Mae, IO
6.35%, 04/16/2033—10/16/2033 * §		1,290	267
6.39%, 08/16/2033—09/20/2034 * §		3,059	642
Ginnie Mae, TBA
3.00%		75,000	79,751
3.50%		10,000	10,883
Overseas Private Investment Corp.
Zero Coupon, 12/10/2012 Ә		2,600	2,670
0.01%, 05/02/2013 		9,320	9,499
U.S. Small Business Administration
4.50%, 02/01/2014		27	28

Total U.S. Government Agency Obligations (cost $256,588)			259,387

FOREIGN GOVERNMENT OBLIGATIONS—5.8%
Australia Government Bond
5.50%, 12/15/2013	AUD	6,300	6,744
Bundesschatzanweisungen
0.75%, 09/13/2013	EUR	19,700	25,691
Canadian Government Bond
1.75%, 03/01/2013	CAD	5,300	5,320
Province of Ontario Canada
3.15%, 06/02/2022		5,600	5,800
Province of Quebec Canada
3.50%, 12/01/2022		2,300	2,423
Republic of Brazil
10.25%, 01/10/2028	BRL	1,000	638
U.K. Gilt Inflation Linked
0.13%, 03/22/2024	GBP	200	343

Total Foreign Government Obligations (cost $45,576)			46,959

MORTGAGE-BACKED SECURITIES—7.5%
American Home Mortgage Assets LLC
Series 2006-2, Class 2A1 0.40%, 09/25/2046 *		$858	535
Series 2006-4, Class 1A12 0.42%, 10/25/2046 *		1,905	1,099
Banc of America Funding Corp.
Series 2005-D, Class A1 2.62%, 05/25/2035 *		735	761
Series 2006-J, Class 4A1 5.67%, 01/20/2047 *		89	64
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-5, Class 2A1 2.76%, 08/25/2033 *		647	661
Series 2003-8, Class 2A1 2.94%, 01/25/2034 *		14	14

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Total Return

(formerly, Transamerica PIMCO Total Return)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Adjustable Rate Mortgage Trust (continued)
Series 2003-8, Class 4A1 3.08%, 01/25/2034 *	$127	$127
Series 2005-2, Class A2 3.08%, 03/25/2035 *	450	453
Series 2005-5, Class A2 2.32%, 08/25/2035 *	222	216
Bear Stearns Alt-A Trust
Series 2006-6, Class 32A1 3.07%, 11/25/2036 *	321	203
Bear Stearns Structured Products, Inc.
Series 2007-R6, Class 1A1 2.85%, 01/26/2036 *	282	169
Berica Residential MBS Srl
Series 8, Class A 0.65%, 03/31/2048 *	9,540	10,966
CC Funding Corp.
Series 2004-3A, Class A1 0.46%, 08/25/2035—144A *	201	153
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A2 2.34%, 09/25/2035 *	267	258
Series 2007-10, Class 22AA 3.08%, 09/25/2037 *	1,659	1,242
Series 2007-AHL1, Class A2A 0.25%, 12/25/2036 *	23	23
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD5, Class A4 5.89%, 11/15/2044 *	200	237
Countrywide Alternative Loan Trust
Series 2003-J1, Class 4A1 6.00%, 10/25/2032	1	1
Series 2005-81, Class A1 0.49%, 02/25/2037 *	602	375
Series 2006-30T1, Class 1A3 6.25%, 11/25/2036	361	294
Series 2006-J8, Class A2 6.00%, 02/25/2037	350	245
Series 2006-OA17, Class 1A1A 0.41%, 12/20/2046 *	2,278	1,401
Series 2007-2CB, Class 1A13 5.75%, 03/25/2037 *	598	463
Series 2007-HY4, Class 1A1 3.00%, 06/25/2037 *	1,066	783
Series 2007-OA6, Class A1B 0.41%, 06/25/2037 *	1,001	751
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2002-30, Class M 2.79%, 10/19/2032 *	16	11
Series 2004-12, Class 12A1 2.86%, 08/25/2034 *	367	318
Series 2004-R1, Class 2A 6.50%, 11/25/2034—144A	531	538
Series 2005-R2, Class 1AF1 0.55%, 06/25/2035—144A *	1,319	1,127
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-P1A, Class A 0.89%, 03/25/2032—144A *	1		¿

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse First Boston Mortgage
Securities Corp. (continued)
Series 2003-AR15, Class 2A1 2.46%, 06/25/2033 *	$851	$837
Deutsche ALT-A Securities, Inc., Alternate Loan Trust
Series 2005-6, Class 2A3 5.50%, 12/25/2035	768	613
First Horizon Alternative Mortgage Securities
Series 2007-FA4, Class 1A8 6.25%, 08/25/2037	353	276
First Horizon Asset Securities, Inc.
Series 2005-AR3, Class 2A1 2.61%, 08/25/2035 *	69	65
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1 2.66%, 09/25/2035 *	116	116
Harborview Mortgage Loan Trust
Series 2006-1, Class 2A1A 0.45%, 03/19/2036 *	1,413	870
Series 2006-6, Class 5A1A 5.32%, 08/19/2036 *	503	420
Series 2006-12, Class 2A2A 0.40%, 01/19/2038 *	956	694
Series 2007-1, Class 2A1A 0.34%, 04/19/2038 *	992	730
IndyMac Index Mortgage Loan Trust
Series 2004-AR11, Class 2A 2.67%, 12/25/2034 *	43	37
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2011-FL1, Class A 2.11%, 11/15/2028—144A *	5,880	5,939
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1 4.99%, 02/25/2035 *	92	93
Series 2007-A1, Class 5A5 2.98%, 07/25/2035 *	653	670
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3 5.87%, 09/15/2045 *	1,900	2,285
Luminent Mortgage Trust
Series 2006-6, Class 2A1 0.41%, 10/25/2046 *	557	425
MASTR Alternative Loans Trust
Series 2006-2, Class 2A1 0.61%, 03/25/2036 *	128	22
Mellon Residential Funding Corp.
Series 2000-TBC3, Class A1 0.65%, 12/15/2030 *	267	265
MLCC Mortgage Investors, Inc.
Series 2005-2, Class 3A 1.22%, 10/25/2035 *	39	38
Series 2005-3, Class 4A 0.46%, 11/25/2035 *	33	30
Series 2005-A10, Class A 0.42%, 02/25/2036 *	168	142
Morgan Stanley Capital I Trust
Series 2007-IQ15, Class A4 5.88%, 06/11/2049 *	100	117

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Total Return

(formerly, Transamerica PIMCO Total Return)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Permanent Master Issuer PLC
Series 2011-1A, Class 1A1 1.74%, 07/15/2042—144A * §	$2,100	$2,127
Series 2011-1A, Class 1A3 1.51%, 07/15/2042—144A *	4,200	5,511
RALI Trust
Series 2006-QO6, Class A1 0.39%, 06/25/2046 *	292	127
Residential Asset Securitization Trust
Series 2006-R1, Class A2 0.61%, 01/25/2046 *	278	114
RFMSI Trust
Series 2003-S9, Class A1 6.50%, 03/25/2032	2	2
RMAC Securities PLC
Series 2007-NS1X, Class A2B 0.55%, 06/12/2044 *	3,541	3,127
Sequoia Mortgage Trust
Series 10, Class 2A1 0.97%, 10/20/2027 *	40	39
Series 2007-1, Class 1A1 2.75%, 01/20/2047 *	601	496
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-19, Class 2A1 1.56%, 01/25/2035 *	183	127
Structured Asset Mortgage Investments, Inc.
Series 2002-AR3, Class A1 0.87%, 09/19/2032 *	18	17
Series 2005-AR5, Class A1 0.46%, 07/19/2035 *	37	32
Series 2005-AR5, Class A2 0.46%, 07/19/2035 *	63	61
Series 2005-AR5, Class A3 0.46%, 07/19/2035 *	115	111
Series 2005-AR8, Class A1A 0.49%, 02/25/2036 *	490	320
Series 2006-AR3, Class 12A1 0.43%, 05/25/2036 *	581	370
Series 2006-AR6, Class 2A1 0.40%, 07/25/2046 *	2,088	1,346
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class A1 0.30%, 09/15/2021—144A *	536	521
WaMu Mortgage Pass-Through Certificates
Series 2002-AR2, Class A 2.32%, 02/27/2034 *	17	17
Series 2002-AR9, Class 1A 1.55%, 08/25/2042 *	9	9
Series 2003-AR5, Class A7 2.45%, 06/25/2033 *	605	622
Series 2003-AR9, Class 2A 2.54%, 09/25/2033 *	1,238	1,243
Series 2005-AR11, Class A1A 0.53%, 08/25/2045 *	525	477
Series 2006-AR9, Class 2A 2.57%, 08/25/2046 *	521	452
Series 2006-AR19, Class 1A 0.89%, 01/25/2047 *	976	685
Series 2006-AR19, Class 1A1A 0.88%, 01/25/2047 *	831	680

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates (continued)
Series 2007-HY1, Class 4A1 2.71%, 02/25/2037 *	$1,927	$1,495
Series 2007-OA1, Class A1A 0.85%, 02/25/2047 *	2,103	1,446
Wells Fargo Mortgage Backed Securities Trust
Series 2003-13, Class A5 4.50%, 11/25/2018	42	43
Series 2004-CC, Class A1 2.62%, 01/25/2035 *	193	192
Series 2006-AR4, Class 2A6 5.54%, 04/25/2036 *	182	78
Series 2006-AR8, Class 2A4 2.72%, 04/25/2036 *	359	318

Total Mortgage-Backed Securities (cost $62,120)		60,377

ASSET-BACKED SECURITIES—4.8%
Amortizing Residential Collateral Trust
Series 2002-BC4, Class A 0.79%, 07/25/2032 *	4	3
Artus Loan Fund, Ltd.
Series 2007-1A, Class A1L 1.09%, 02/15/2018—144A *	449	446
Asset Backed Funding Certificates
Series 2004-OPT5, Class A1 0.91%, 06/25/2034 *	340	284
Babson CLO, Inc.
Series 2004-2A, Class A2C 0.76%, 11/15/2016—144A *	3,359	3,347
Bear Stearns Asset Backed Securities Trust
Series 2002-2, Class A1 0.87%, 10/25/2032 *	11	10
Series 2006-SD4, Class 1A1 3.02%, 10/25/2036 *	693	500
Series 2007-AQ1, Class A1 0.32%, 11/25/2036 *	753	459
Chester Asset Receivables Dealings
Series 2004-1, Class A 0.89%, 04/15/2016 *	3,700	5,955
Countrywide Asset-Backed Certificates
Series 2007-1, Class 2A1 0.26%, 07/25/2037 *	6	6
Credit-Based Asset Servicing and Securitization LLC
Series 2007-CB1, Class AF1A 0.28%, 01/25/2037 *	443	130
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF1, Class A2C 0.95%, 12/25/2034 *	15	15
Harbourmaster CLO, Ltd.
Series 5A, Class A1 0.51%, 06/15/2020—144A * Ә	511	645
Home Equity Asset Trust
Series 2002-1, Class A4 0.81%, 11/25/2032 *	1	1
JPMorgan Mortgage Acquisition Corp.
Series 2007-CH3, Class A5 0.47%, 03/25/2037 *	3,500	1,553

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Total Return

(formerly, Transamerica PIMCO Total Return)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
Mid-State Trust IV
Series 4, Class A 8.33%, 04/01/2030	$143	$150
Morgan Stanley Mortgage Loan Trust
Series 2007-3XS, Class 2A1A 0.28%, 01/25/2047 *	112	103
Series 2007-8XS, Class A1 5.75%, 04/25/2037 *	330	246
Series 2007-10XS, Class A1 6.00%, 07/25/2047 *	314	240
New Century Home Equity Loan Trust
Series 2006-1, Class A2B 0.39%, 05/25/2036 *	146	84
Park Place Securities, Inc.
Series 2005-WCW1, Class A1B 0.47%, 09/25/2035 *	77	75
Penarth Master Issuer PLC
Series 2011-1A, Class A1 0.86%, 05/18/2015—144A *	3,700	3,706
Plymouth Rock CLO, Ltd./Inc.
Series 2010-1A, Class A 1.94%, 02/16/2019—144A *	1,270	1,270
Securitized Asset Backed Receivables LLC
Series 2007-HE1, Class A2A 0.27%, 12/25/2036 *	81	21
Small Business Administration Participation Certificates
Series 2003-20I, Class 1 5.13%, 09/01/2023	34	38
Series 2004-20C, Class 1 4.34%, 03/01/2024	230	253
Structured Asset Securities Corp.
Series 2002-HF1, Class A 0.79%, 01/25/2033 *	3	2
Series 2003-22A, Class 2A1 2.71%, 06/25/2033 *	1,030	1,019
Series 2006-BC6, Class A2 0.29%, 01/25/2037 *	9	9
Venture VIII CDO, Ltd.
Series 2007-8A, Class A2A 0.54%, 07/22/2021—144A *	6,000	5,685
Wood Street CLO BV
Series I, Class A 1.22%, 11/22/2021 * Ә	9,893	12,402

Total Asset-Backed Securities (cost $38,393)		38,657

MUNICIPAL GOVERNMENT OBLIGATIONS—6.4%
Buckeye Tobacco Settlement Financing Authority
5.88%, 06/01/2047	600	512
Chicago Board of Education—Class A
5.00%, 12/01/2012	255	256
Chicago Transit Authority—Class A
6.90%, 12/01/2040	4,900	5,936
Chicago Transit Authority—Class B
6.90%, 12/01/2040	2,700	3,271
Citizens Property Insurance Corp.
5.00%, 06/01/2020	4,735	5,515
City of Chicago, IL—Series A
4.75%, 01/01/2036	6,930	7,353

	Principal (000’s)	Value (000’s)
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kentucky State Property & Building Commission
5.37%, 11/01/2025	$100	$118
New York City Transitional Finance Authority Future Tax Secured Revenue
4.73%, 11/01/2023	100	118
North Carolina Medical Care Commission
5.00%, 06/01/2035—06/01/2042	13,280	15,251
Port Authority of New York & New Jersey
4.46%, 10/01/2062	4,100	4,047
State of California
5.65%, 04/01/2039 *	5,900	6,026
State of California—Build America Bonds
7.50%, 04/01/2034	300	404
Tobacco Settlement Finance Authority—Series A
7.47%, 06/01/2047	1,115	888
Tobacco Settlement Financing Corp.
5.50%, 06/01/2026	180	195
5.88%, 05/15/2039	40	41
Tobacco Settlement Financing Corp.—Series 1A
5.00%, 06/01/2041	1,400	1,218

Total Municipal Government Obligations (cost $47,587)		51,149

CORPORATE DEBT SECURITIES—16.3%
Airlines—0.3%
Continental Airlines, Inc.
6.75%, 09/15/2015—144A	2,200	2,302
Automobiles—1.2%
Daimler Finance North America LLC
1.30%, 07/31/2015—144A	8,200	8,259
Volkswagen International Finance NV
0.97%, 04/01/2014—144A *	1,600	1,606
Capital Markets—2.2%
Goldman Sachs Group, Inc.
0.50%, 02/04/2013 *	300	389
0.65%, 11/15/2014 *	500	638
6.75%, 10/01/2037	900	991
Morgan Stanley
0.61%, 04/13/2016 *	1,900	2,311
1.29%, 04/29/2013 *	6,100	6,112
3.45%, 11/02/2015	4,200	4,329
7.30%, 05/13/2019	700	842
Morgan Stanley—Series MTN
6.63%, 04/01/2018	2,000	2,326
Commercial Banks—4.3%
Barclays Bank PLC
6.05%, 12/04/2017—144A §	2,600	2,840
6.75%, 05/22/2019	2,500	3,064
10.18%, 06/12/2021—144A §	2,240	2,971
Cie de Financement Foncier SA
2.50%, 09/16/2015—144A §	6,000	6,221
Export-Import Bank of Korea
1.26%, 07/26/2013—144A *	4,400	4,400
8.13%, 01/21/2014 §	3,300	3,570
HSBC Capital Funding, LP
10.18%, 06/30/2030—144A * Ž §	150	206
Lloyds TSB Bank PLC
5.80%, 01/13/2020—144A	700	824

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Total Return

(formerly, Transamerica PIMCO Total Return)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal (000’s)	Value (000’s)
Commercial Banks (continued)
Lloyds TSB Bank PLC (continued)
12.00%, 12/16/2024—144A * Ž	$5,300	$5,914
Rabobank Nederland NV
11.00%, 06/30/2019—144A * Ž §	378	506
Royal Bank of Scotland Group PLC
7.64%, 09/29/2017 * Ž	3,000	2,513
Wells Fargo & Co.—Series K
7.98%, 03/15/2018 * Ž ^	800	946
Consumer Finance—0.4%
Ally Financial, Inc.
3.78%, 06/20/2014 *	3,100	3,169
Diversified Financial Services—5.2%
Bank of America Corp.
7.63%, 06/01/2019	4,000	5,072
Bank of America Corp.—Series MTNL
5.65%, 05/01/2018	3,900	4,541
Bear Stearns Cos., LLC
5.70%, 11/15/2014	1,900	2,078
6.40%, 10/02/2017	900	1,084
7.25%, 02/01/2018	2,100	2,613
Citigroup, Inc.
0.54%, 03/07/2014 *	2,000	1,986
2.44%, 08/13/2013 *	1,200	1,214
5.50%, 04/11/2013	1,400	1,430
6.00%, 08/15/2017	600	706
Ford Motor Credit Co., LLC
7.00%, 10/01/2013	400	421
International Lease Finance Corp.
7.13%, 09/01/2018—144A	6,600	7,754
JPMorgan Chase & Co.
4.25%, 10/15/2020	1,900	2,096
4.40%, 07/22/2020	200	222
6.30%, 04/23/2019	900	1,110
Lehman Brothers Holdings (Escrow shares)
1.00%, 01/24/2013	4,100	928
Lehman Brothers Holdings Prod (Escrow shares)
1.00%, 12/30/2016—05/02/2018	2,300	513
Lehman Brothers Holdings, Inc. (Escrow shares)
6.75%, 12/28/2017 Ә	1,700	¿
Merrill Lynch & Co., Inc.
0.46%, 01/31/2014 *	1,000	1,282
6.88%, 04/25/2018	3,900	4,709
Merrill Lynch & Co., Inc.—Series C
6.40%, 08/28/2017	400	472
SSIF Nevada, LP
1.04%, 04/14/2014—144A * §	500	502
Diversified Telecommunication Services—0.0% ¥
KT Corp.
4.88%, 07/15/2015—144A	200	217
Energy Equipment & Services—0.2%
NGPL PipeCo LLC
7.12%, 12/15/2017—144A ^	1,800	1,931
Household Durables—0.0% ¥
Urbi Desarrollos Urbanos SAB de CV
9.50%, 01/21/2020—144A	400	368
Insurance—0.3%
American International Group, Inc.
4.25%, 09/15/2014	1,000	1,059
5.60%, 10/18/2016	1,000	1,146

	Principal (000’s)	Value (000’s)
Metals & Mining—0.0% ¥
CSN Resources SA
6.50%, 07/21/2020—144A ^	$300	$339
Oil, Gas & Consumable Fuels—1.4%
Gazprom OAO Via GAZ Capital SA
6.51%, 03/07/2022—Reg S	3,500	4,121
8.15%, 04/11/2018—144A	1,000	1,225
Gazprom OAO Via GAZ Capital SA—Series 2
8.63%, 04/28/2034—Reg S	1,500	2,151
TNK-BP Finance SA
7.50%, 03/13/2013—Reg S ^	4,000	4,088
Paper & Forest Products—0.4%
Georgia-Pacific LLC
5.40%, 11/01/2020—144A ^	2,500	2,967
Tobacco—0.4%
Altria Group, Inc.
4.13%, 09/11/2015	400	438
9.70%, 11/10/2018	642	916
Reynolds American, Inc.
7.63%, 06/01/2016	200	242
7.75%, 06/01/2018	1,000	1,260
Transportation Infrastructure—0.0% ¥
Korea Expressway Corp.
5.13%, 05/20/2015—144A	200	218

Total Corporate Debt Securities (cost $118,883)		130,668

CERTIFICATE OF DEPOSIT—1.0%
Commercial Banks—1.0%
Banco Do Brasil SA
1.95%, 06/28/2013 	8,100	7,996
Total Certificate of Deposit (cost $7,996)
COMMERCIAL PAPERS—1.5%
Cash Equivalent—0.5%
Ford Motor Credit Co.
1.05%, 11/16/2012 	4,200	4,198
Diversified Financial Services—1.0%
Ford Motor Credit Co.
1.40%, 01/18/2013 	8,000	7,976

Total Commercial Papers (cost $12,174)		12,174

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—13.4%
Fannie Mae
0.13%, 02/27/2013 	14,900	14,891
0.17%, 08/01/2013 	1,600	1,598
Freddie Mac
0.13%, 02/11/2013—02/26/2013 	11,800	11,795
0.14%, 03/05/2013 	700	700
U.S. Treasury Bill
0.10%, 02/14/2013  a	190	190
0.12%, 03/07/2013 	9,600	9,596
0.13%, 03/14/2013 	6,600	6,596
0.13%, 04/04/2013  ☼ ⌂ a	17,990	17,979
0.14%, 03/28/2013—04/25/2013 	14,200	14,191
0.15%, 05/02/2013—05/30/2013 	814	814
0.17%, 07/25/2013—09/19/2013 	13,300	13,279
0.17%, 08/22/2013  ☼ a	16,500	16,476

Total Short-Term U.S. Government Obligations (cost $108,105)		108,105

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Total Return

(formerly, Transamerica PIMCO Total Return)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Shares	Value (000’s)
CONVERTIBLE PREFERRED STOCK—0.2%
Commercial Banks—0.2%
Wells Fargo & Co., 7.50%	1,600	$2,000
Total Convertible Preferred Stock (cost $1,384)
PREFERRED STOCK—0.1%
Thrifts & Mortgage Finance—0.1%
DG Funding Trust, 0.70%—144A * Ә ‡ §	119	873
Total Preferred Stock (cost $1,266)

	Notional Amount (000’s)	Value (000’s)
PURCHASED SWAPTION—0.0% ¥
Put Options—0.0% ¥
OTC- Receives floating based on 3 -month LIBOR, and pays a fixed rate of 3.45% §	$5,000	386
Expires 09/21/2015
Counterparty: RBS
Total Purchased Swaption (cost $399)

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL—0.2%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.31% 	1,657,398	1,657
Total Securities Lending Collateral (cost $1,657)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENTS—10.1%
Barclays Capital, Inc. 0.35%, dated 10/31/2012, to be repurchased at $2,200 on 11/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 06/20/2042, and with a value of $2,277.	$2,200	2,200
Citigroup Global Markets 0.22%—0.30%, dated 10/12/2012—10/31/2012, to be repurchased at $42,406 on 11/01/2012—11/14/2012. Collateralized by a U.S. Government Obligation and a U.S Government Agency Obligation, 0.25%—3.50%, due 08/15/2015—01/01/2026, and with a total value of $43,489. §	42,400	42,400

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENTS (continued)
Morgan Stanley & Co. 0.31%, dated 10/31/2012, to be repurchased at $11,100 on 11/01/2012. Collateralized by a U.S. Government Obligation, 1.50%, due 06/30/2016, and with a value of $11,281.	$11,100	$11,100
Royal Bank of Scotland 0.22%, dated 10/26/2012, to be repurchased at $5,002 on 01/03/2013. Collateralized by a U.S. Government Obligation, 4.25%, due 11/15/2013, and with a value of $5,009. §	5,000	5,000
State Street Bank & Trust Co. 0.03% , dated 10/31/2012, to be repurchased at $547 on 11/01/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 04/01/2025, and with a value of $560.	547	547
Toronto Dominion Bank 0.32%, dated 10/31/2012, to be repurchased at $20,000 on 11/01/2012. Collateralized by a U.S. Government Obligation, 1.75%, due 07/31/2015, and with a value of $20,220.	20,000	20,000

Total Repurchase Agreements (cost $81,247)		81,247

Total Investment Securities (cost $940,553) P		970,347
Other Assets and Liabilities—Net		(166,567)

Net Assets		$803,780

	Principal (000’s)	Value (000’s)
TBA SHORT COMMITMENTS—(4.3%) ☐
U.S. Government Agency Obligations—(4.3%)
Fannie Mae, TBA
4.00%	$(22,000)	$(23,502)
4.50%	(800)	(862)
5.50%	(8,000)	(8,771)
6.00%	(1,100)	(1,219)

Total TBA Short Commitments (proceeds $(34,324))		$(34,354)

WRITTEN SWAPTIONS: p

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000’s)	Premiums (Received) (000’s)	Value (000’s)
Call- OTC 5-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Receive	1.40%	03/18/2013	$29,100	$(187)	$(686)
Put- OTC 5-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Pay	1.40	03/18/2013	29,100	(715)	(33)
Put- OTC 5-Year Interest Rate Swap	RBS	3-Month USD LIBOR BBA	Pay	2.50	09/21/2015	21,000	(399)	(365)

							$(1,301)	$(1,084)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Total Return

(formerly, Transamerica PIMCO Total Return)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

CENTRALLY CLEARED SWAP AGREEMENTS: ¶

CREDIT DEFAULT SWAPS ON CREDIT INDICES—BUY PROTECTION:(1)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Currency Code	Notional Amount (000’s)(2)	Market Value (000’s)(3)	Premiums Paid (000’s)	Unrealized (Depreciation) (000’s)
North America High Yield Index—Series 14	5.00%	06/20/2015	USD	14,016	$(734)	$245	$(979)
North America High Yield Index—Series 15	5.00	12/20/2015	USD	23,424	(1,124)	897	(2,021)

					$(1,858)	$1,142	$(3,000)

INTEREST RATE SWAP AGREEMENTS—FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Currency Code	Notional Amount (000’s)	Market Value (000’s)	Premiums Paid (Received) (000’s)	Unrealized Appreciation (000’s)
6-Month AUD BBR-BBSW	3.50%	03/15/2018	AUD	10,600	$80	$(29)	$109
6-Month EURIBOR	2.00	03/21/2017	EUR	9,900	645	328	317

					$725	$299	$426

INTEREST RATE SWAP AGREEMENTS—FIXED RATE PAYABLE:
Floating Rate Index	Fixed Rate	Maturity Date	Currency Code	Notional Amount (000’s)	Market Value (000’s)	Premiums Paid (Received) (000’s)	Unrealized (Depreciation) (000’s)
3-Month USD-LIBOR	1.50%	06/20/2017	USD	31,300	$(1,088)	$(977)	$(111)
3-Month USD-LIBOR	1.75	12/19/2022	USD	11,100	19	184	(165)
6-Month EURIBOR	1.75	03/20/2023	EUR	2,100	34	40	(6)

					$(1,035)	$(753)	$(282)

OVER THE COUNTER SWAP AGREEMENTS: p CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES—BUY PROTECTION:(1)
Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Implied Credit Spread (BP) at 10/31/2012(4)	Notional Amount (000’s)(2)	Market Value (000’s)		Premiums Paid (000’s)		Unrealized (Depreciation) (000’s)
Time Warner, Inc., 5.88%, 11/15/2016	1.19%	03/20/2014	DUB	18.16	$20	$(	¿)	$	¿	$(	¿)

CREDIT DEFAULT SWAPS ON CREDIT INDICES—BUY PROTECTION:(1)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s)(2)	Market Value (000’s)(3)		Premiums Paid (000’s)		Unrealized (Depreciation) (000’s)
Dow Jones North America Investment Grade Index—Series 5	0.14%	12/20/2012	MSC	USD	4,500	$(	¿)	$	¿	$(	¿)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Total Return

(formerly, Transamerica PIMCO Total Return)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

OVER THE COUNTER SWAP AGREEMENTS (continued): p

CREDIT DEFAULT SWAPS ON CREDIT INDICES—SELL PROTECTION:(5)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s)(2)	Market Value (000’s)(3)	Premiums Paid (Received) (000’s)		Unrealized Appreciation (Depreciation) (000’s)
Dow Jones North America Investment Grade Index—Series 5	0.46%	12/20/2015	MSC	USD	3,200	$(90)	$	¿	$(90)
North America Investment Grade Index—Series 16	1.00	06/20/2016	BCLY	USD	6,000	56		(42)	98

						$(34)		$(42)	$8

INTEREST RATE SWAP AGREEMENTS—FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s)	Market Value (000’s)	Premiums Paid (Received) (000’s)	Unrealized Appreciation (Depreciation) (000’s)
6-Month AUD BBR-BBSW §	5.50%	12/15/2017	DUB	AUD	2,200	$236	$(7)	$243
6-Month AUD BBR-BBSW	5.50	12/15/2017	BCLY	AUD	3,600	387	(13)	400
6-Month AUD BBR-BBSW	3.75	03/15/2018	DUB	AUD	10,000	198	15	183
6-Month AUD BBR-BBSW	3.75	03/15/2018	GSC	AUD	5,300	105	11	94
BRL-CDI	12.12	01/02/2014	HSBC	BRL	11,600	486	9	477
BRL-CDI	11.94	01/02/2014	HSBC	BRL	6,200	219	6	213
BRL-CDI §	7.78	01/02/2014	HSBC	BRL	26,600	64	51	13
BRL-CDI	12.56	01/02/2014	HSBC	BRL	3,200	113	3	110
BRL-CDI	12.51	01/02/2014	JPM	BRL	3,300	116	2	114
BRL-CDI §	7.79	01/02/2014	MSC	BRL	26,800	68	57	11
BRL-CDI	11.99	01/02/2014	GSC	BRL	4,000	158	¿	158
BRL-CDI §	7.40	01/02/2014	BCLY	BRL	2,000	1	(¿ )	1
BRL-CDI	11.96	01/02/2014	GSC	BRL	24,800	972	(9)	981
BRL-CDI	10.53	01/02/2014	HSBC	BRL	5,200	105	1	104
BRL-CDI	10.58	01/02/2014	MSC	BRL	9,300	191	11	180
BRL-CDI §	10.14	01/02/2015	HSBC	BRL	32,100	749	52	697
BRL-CDI §	8.63	01/02/2015	MSC	BRL	10,900	88	87	1
BRL-CDI §	10.61	01/02/2015	MSC	BRL	18,400	513	85	428
BRL-CDI §	9.94	01/02/2015	GSC	BRL	21,600	460	¿	460
BRL-CDI §	9.93	01/02/2015	UBS	BRL	22,600	479	15	464
BRL-CDI §	8.08	01/02/2015	HSBC	BRL	8,200	20	15	5
BRL-CDI §	8.43	01/02/2015	DUB	BRL	2,400	15	15	(¿	)
BRL-CDI §	9.93	01/02/2015	MSC	BRL	26,200	555	9	546
BRL-CDI §	8.49	01/02/2017	BNP	BRL	2,300	¿	¿	¿
MXN-TIIE-Banxico	6.50	03/05/2013	MSC	MXN	64,800	23	(1)	24
MXN-TIIE-Banxico	7.50	06/02/2021	UBS	MXN	80,200	707	232	475

						$7,028	$646	$6,382

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Total Return

(formerly, Transamerica PIMCO Total Return)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Unrealized (Depreciation) (000’s)
5-Year U.S. Treasury Note	Short	(34)	12/31/2012	$(24)
Euro OAT	Short	(25)	12/06/2012	(32)

				$(56)

FORWARD FOREIGN CURRENCY CONTRACTS: p

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
AUD	BNP	116	11/01/2012	$118	$2
AUD	CITI	178	11/01/2012	186	(1)
AUD	JPM	(89)	11/01/2012	(92)	(¿ )
AUD	WBC	(29,738)	11/01/2012	(30,972)	105
AUD	JPM	(113)	11/01/2012	(115)	(2)
AUD	UBS	13,900	11/01/2012	14,460	(32)
AUD	WBC	(15,746)	12/13/2012	(16,231)	(56)
BRL	UBS	(3,856)	12/04/2012	(1,863)	(27)
BRL	HSBC	3,856	12/04/2012	1,883	7
BRL	HSBC	(3,856)	02/04/2013	(1,868)	(7)
CAD	BNP	20,713	12/20/2012	21,349	(632)
CAD	DUB	(10,294)	12/20/2012	(10,535)	239
CAD	DUB	(5,943)	12/20/2012	(6,092)	148
CAD	CITI	(18,033)	12/20/2012	(18,618)	582
CNY	DUB	6,353	02/01/2013	1,004	6
CNY	GSC	6,562	02/01/2013	1,046	(3)
CNY	HSBC	(1,401)	02/01/2013	(219)	(4)
CNY	DUB	8,367	02/01/2013	1,330	¿
CNY	JPM	5,633	02/01/2013	884	11
CNY	UBS	103,161	02/01/2013	16,366	30
CNY	HSBC	(85,721)	02/01/2013	(13,478)	(145)
CNY	RBS	(51,388)	02/01/2013	(8,042)	(125)
CNY	DUB	2,000	08/05/2013	319	(5)
CNY	UBS	7,078	08/05/2013	1,121	(8)
EUR	BOA	(24,427)	01/15/2013	(31,762)	75
EUR	RBS	(8,359)	01/15/2013	(10,836)	(7)
EUR	UBS	(34)	01/15/2013	(44)	(¿ )
EUR	HSBC	(6,000)	09/13/2013	(7,532)	(269)
EUR	JPM	(13,700)	09/13/2013	(17,010)	(801)
EUR	JPM	(216)	10/11/2013	(262)	(19)
EUR	JPM	(864)	10/11/2013	(1,066)	(58)
EUR	JPM	1,080	10/11/2013	1,406	(1)
GBP	BNP	(5,768)	12/12/2012	(9,172)	(135)
GBP	BNP	(190)	12/12/2012	(306)	(¿ )
JPY	BCLY	(91,087)	12/10/2012	(1,163)	21
MXN	HSBC	68,443	12/03/2012	5,055	155
MXN	CITI	290	12/03/2012	21	1
MXN	JPM	(68,995)	12/03/2012	(5,342)	90
MXN	DUB	(474)	12/03/2012	(37)	1
MXN	MSC	262	12/03/2012	20	¿
MXN	UBS	474	12/03/2012	37	(¿ )
MXN	JPM	68,995	04/03/2013	5,279	(92)
MXN	DUB	474	04/03/2013	36	(1)
NOK	DUB	15,778	11/21/2012	2,687	78
TWD	UBS	(27,166)	11/30/2012	(911)	(19)
TWD	BCLY	122,831	11/30/2012	4,168	37
TWD	UBS	(58,150)	11/30/2012	(1,952)	(39)
TWD	CITI	(37,727)	11/30/2012	(1,266)	(26)

					$(926)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Total Return

(formerly, Transamerica PIMCO Total Return)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of 10/31/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received) Pledged (000’s)	Net Exposures (1) (000’s)
BCLY	$502	$(640)	$(138)
BNP	(765)	649	(116)
BOA	75	—	75
CITI	556	(750)	(194)
DUB	196	—	196
GSC	1,692	(1,450)	242
HSBC	1,493	(1,630)	(137)
JPM	(756)	963	207
MSC	1,348	(1,690)	(342)
RBS	(111)	—	(111)
UBS	1,091	(910)	181
WBC	49	(180)	(131)

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

*	Floating or variable rate note. Rate is listed as of 10/31/2012.
Ð	Security is subject to dollar roll transactions.
	Rate shown reflects the yield at 10/31/2012.
Ә	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $16,590, or 2.06% of the fund’s net assets.
Ž	The security has a perpetual maturity. The date shown is the next call date.
^	All or a portion of this security is on loan. The value of all securities on loan is $1,625.
¥	Percentage rounds to less than 0.1%.
§	Illiquid. Total aggregate market value of illiquid securities is $68,816, or 8.56% of the fund’s net assets, and total aggregate market value of illiquid derivatives is $3,248, or 0.40% of the fund’s net assets.
‡	Non-income producing security.
P	Aggregate cost for federal income tax purposes is $940,618. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $37,654 and $7,925, respectively. Net unrealized appreciation for tax purposes is $29,729.
¿	Amount is less than 1.
g	All or a portion of this security has been segregated as collateral with the custodian to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $136.
☼	All or a portion of this security has been segregated with the broker to cover open swaps, swaptions, and/or forward contracts. Total value of securities segregated to cover open swaps, swaptions, and/or forward contracts is $1,613.
a	All or a portion of this security has been segregated as collateral with the broker for centrally cleared swaps. Total value of securities segregated as collateral to cover centrally cleared swaps is $2,392.
⌂	All or a portion of this security has been pledged to the broker as collateral for open TBA short commitment transactions. Total value of securities pledged as collateral for open TBA short commitment transactions is $470.
☐	Cash, in the amount of $320, has been segregated as collateral by the broker for open TBA short commitment transactions.
¶	Cash in the amount of $47, has been segregated by the custodian for centrally cleared swaps.
p	Cash, in the amount of $7,250, has been pledged by the broker as collateral for open swaps, swaptions, and/or forward foreign currency contracts.
(1)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(2)	The maximum potential amount the fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(5)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Total Return

(formerly, Transamerica PIMCO Total Return)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 10/31/2012, these securities aggregated $83,458, or 10.38% of the fund’s net assets.
BBA	British Banker’s Association
BBR-BBSW	Bank Bill Rate—Bank Bill Swap Reference Rate
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
BP	Basis Point
CDI	Credit Default Index
CDO	Collateralized Debt Obligation
CITI	Citibank, Inc.
CLO	Collateralized Loan Obligation
DUB	Deutsche Bank AG
EURIBOR	Euro InterBank Offered Rate
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
IO	Interest Only
JPM	JPMorgan Chase Bank
LIBOR	London Interbank Offered Rate
MSC	Morgan Stanley
OTC	Over The Counter
RBS	Royal Bank of Scotland Group PLC
TBA	To Be Announced
TIIE	Tasa de Interés Interbancaria de Equilibrio (Mexican Interbank Interest Rate)
UBS	UBS AG
WBC	Wespac Banking Corporation

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
TWD	Taiwan New Dollar
USD	United States Dollar

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/2012
Asset-Backed Securities	$—	$38,657	$—	$38,657
Certificate of Deposit	—	7,996	—	7,996
Commercial Papers	—	12,174	—	12,174
Convertible Preferred Stock	2,000	—	—	2,000
Corporate Debt Securities	—	130,668	¿	130,668
Foreign Government Obligations	—	46,959	—	46,959
Mortgage-Backed Securities	—	60,377	—	60,377
Municipal Government Obligations	—	51,149	—	51,149
Preferred Stock	—	—	873	873
Purchased Swaption	—	386	—	386
Repurchase Agreements	—	81,247	—	81,247
Securities Lending Collateral	1,657	—	—	1,657
Short-Term U.S. Government Obligations	—	108,105	—	108,105
U.S. Government Agency Obligations	—	259,387	—	259,387
U.S. Government Obligations	—	168,712	—	168,712

Total	$3,657	$965,817	$873	$970,347

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Total Return

(formerly, Transamerica PIMCO Total Return)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

VALUATION SUMMARY (all amounts in thousands) (continued): '

TBA Short Commitments	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/2012
U.S. Government Agency Obligations	$—	$(34,354)	$—	$(34,354)

Other Financial Instruments	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/2012
Written Swaptions	$—	$(1,084)	$—	$(1,084)

Other Financial Instruments ₣	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/2012
Futures Contracts—Depreciation	$(56)	$—	$—	$(56)
Credit Default Swaps—Appreciation	—	98	—	98
Credit Default Swaps—Depreciation	(3,000)	(90)	—	(3,090)
Forward Foreign Currency Contracts—Appreciation	—	1,588	—	1,588
Forward Foreign Currency Contracts—Depreciation	—	(2,514)	—	(2,514)
Interest Rate Swaps—Appreciation	426	6,382	—	6,808
Interest Rate Swaps—Depreciation	(282)	—	—	(282)

Total	$(2,912)	$5,464	$—	$2,552

Level 3 Rollforward—Investment Securities

Securities	Beginning Balance at 10/31/2011	Purchases		Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) ƒ		Transfers into Level 3	Transfers out of Level 3	Ending Balance at 10/31/2012 ₪		Net Change in Unrealized Appreciation (Depreciation) on Investments Held at 10/31/2012 ƒ
Corporate Debt Securities	$—	$	¿	$—	$—	$—	$	(¿)	$—	$—	$	¿	$	(¿)
Preferred Stocks	895		—	—	—	—		(22)	—	—		873		(22)

Total	$895	$	¿	$—	$—	$—		$(22)	$—	$—		$873		(22)

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 10/31/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.
ƒ	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at 10/31/2012 may be due to an investment no longer held or categorized as Level 3 at period end.
₪	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.
¿	Amount is less than 1.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Value

(formerly, Transamerica Third Avenue Value)

SCHEDULE OF INVESTMENTS

At October 31, 2012

	Shares	Value (000’s)
COMMON STOCKS—86.7%
Canada—0.7%
Viterra, Inc.	126,850	$1,999
France—1.7%
Sanofi	51,950	4,567
Germany—1.5%
Lanxess AG	48,000	3,965
Hong Kong—15.7%
Cheung Kong Holdings, Ltd.	934,153	13,802
Henderson Land Development Co., Ltd. ^	1,824,727	12,655
Hutchison Whampoa, Ltd.	1,245,888	12,274
Wheelock & Co., Ltd.	862,000	3,787
Japan—6.6%
Daiwa Securities Group, Inc. ^	365,000	1,454
Mitsui Fudosan Co., Ltd.	274,462	5,546
Toyota Industries Corp. ^	385,107	10,999
Korea, Republic of—3.9%
POSCO ADR	134,261	10,523
Sweden—5.0%
Investor AB—Class A	626,796	13,390
Switzerland—3.3%
Pargesa Holding SA	133,000	8,969
United Kingdom—1.9%
Segro PLC REIT	1,313,400	5,036
United States—46.4%
Alamo Group, Inc. ^	18,983	636
Alleghany Corp. ‡	12,000	4,171
Applied Materials, Inc.	629,461	6,672
AVX Corp.	679,541	6,687
Bank of New York Mellon Corp.	560,052	13,839
Bristow Group, Inc.	173,630	8,668
Brookfield Asset Management, Inc.—Class A	395,036	13,605
Capital Southwest Corp.	19,256	2,075
Comerica, Inc.	141,000	4,203
Devon Energy Corp.	103,000	5,996
Electronics for Imaging, Inc. ‡	212,436	3,688
EnCana Corp. ^	317,000	7,148
Forest City Enterprises, Inc.—Class A ‡^	539,836	8,664
Haemonetics Corp. ‡	26,000	2,124
Intel Corp.	255,961	5,535
Investment Technology Group, Inc. ‡	424,815	3,585
KeyCorp	610,000	5,136
Leucadia National Corp.	181,000	4,109
Lexmark International, Inc.—Class A ^	21,205	451
Lowe’s Cos., Inc.	74,000	2,396
Symantec Corp. ‡	140,000	2,547
Tejon Ranch Co. ‡ ^	86,299	2,584
Tellabs, Inc.	941,479	2,749
Westwood Holdings Group, Inc. ^	99,253	3,853
White Mountains Insurance Group, Ltd.	10,100	5,178

Total Common Stocks (cost $285,726)		235,265

SECURITIES LENDING COLLATERAL—5.7%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.31% 	15,569,014	15,569
Total Securities Lending Collateral (cost $15,569)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—13.4%
State Street Bank & Trust Co. 0.03% , dated 10/31/2012, to be repurchased at $36,347 on 11/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $37,076.	$36,347	$36,347
Total Repurchase Agreement (cost $36,347)

Total Investment Securities (cost $337,642) P		287,181
Other Assets and Liabilities—Net		(15,622)

Net Assets		$271,559

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Value

(formerly, Transamerica Third Avenue Value)

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

INVESTMENTS BY INDUSTRY (unaudited):	Percentage of Total Investment Securities	Value (000’s)
Real Estate Management & Development	21.1%	$60,643
Diversified Financial Services	9.2	26,468
Capital Markets	8.6	24,806
Oil, Gas & Consumable Fuels	4.6	13,144
Industrial Conglomerates	4.3	12,274
Semiconductors & Semiconductor Equipment	4.2	12,207
Auto Components	3.8	10,999
Metals & Mining	3.7	10,523
Insurance	3.3	9,349
Commercial Banks	3.3	9,339
Energy Equipment & Services	3.0	8,668
Electronic Equipment & Instruments	2.3	6,687
Real Estate Investment Trusts	1.8	5,036
Pharmaceuticals	1.6	4,567
Computers & Peripherals	1.4	4,139
Chemicals	1.4	3,965
Communications Equipment	1.0	2,749
Software	0.9	2,547
Specialty Retail	0.8	2,396
Health Care Equipment & Supplies	0.7	2,124
Food Products	0.7	1,999
Machinery	0.2	636

Investment Securities, at Value	81.9	235,265
Short-Term Investments	18.1	51,916

Total Investments	100.0%	$287,181

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $15,012.
‡	Non-income producing security.
	Rate shown reflects the yield at 10/31/2012.
P	Aggregate cost for federal income tax purposes is $337,765. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $16,516 and $67,100, respectively. Net unrealized depreciation for tax purposes is $50,584.

DEFINITIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/2012
Common Stocks	$128,298	$106,967	$—	$235,265
Repurchase Agreement	—	36,347	—	36,347
Securities Lending Collateral	15,569	—	—	15,569

Total	$143,867	$143,314	$—	$287,181

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 10/31/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

STATEMENTS OF ASSETS AND LIABILITIES

At October 31, 2012

(all amounts except per share amounts in thousands)

	Transamerica Arbitrage Strategy		Transamerica Bond	Transamerica Core Bond	Transamerica Developing Markets Equity		Transamerica Global Macro
Assets:
Investment securities, at value	$94,532		$815,034	$1,915,590	$362,648		$68,732
Repurchase agreement, at value	14,259		6,283	27,436	13,968		44,637
Cash	7		—	2,824	—		—
Cash on deposit with broker	21,222		—	—	—		—
Foreign currency, at value	1,319		58	—	116		—
Receivables:
Investment securities sold	2,255		88	358	631		103
Shares of beneficial interest sold	—		825	31	4		144
Interest	—	(A)	9,996	9,599	—	(A)	1
Securities lending income (net)	—		35	22	14		—	(A)
Dividends	246		152	—	230		—
Dividend reclaims	1		—	—	4		7
Prepaid expenses	1		2	8	2		—	(A)
Unrealized appreciation on swap agreements	57		—	—	—		—
Unrealized appreciation on forward foreign currency contracts	637		—	—	—		1,817

	$134,536		$832,473	$1,955,868	$377,617		$115,441

Liabilities:
Cash deposit due to broker	1,399		—	—	—		—
Foreign currency due to broker	—		—	—	—		31
Accounts payable and accrued liabilities:
Investment securities purchased	2,286		—	2,824	128		13
Shares of beneficial interest redeemed	105		262	2,914	—	(A)	216
Management and advisory fees	79		422	754	350		126
Trustees fees	—	(A)	2	7	1		—	(A)
Transfer agent fees	1		5	14	2		1
Custody fees	35		10	37	48		16
Administration fees	3		17	47	8		2
Audit and tax fees	21		20	20	33		23
Dividends and interest from securities sold short	24		—	—	—		—
Interest payable	1		—	—	—		—
Variation margin	—		—	—	—		333
Foreign capital gains tax	—		—	—	134		—
Other	16		31	76	16		6
Collateral for securities on loan	—		94,624	69,981	35,535		—
Written options and swaptions, at value	161		—	—	—		874
Unrealized depreciation on swap agreements	26		—	—	—		—
Securities sold short, at value	13,932		—	—	—		—
Unrealized depreciation on forward foreign currency contracts	144		—	—	—		1,539

	18,233		95,393	76,674	36,255		3,180

Net assets	$116,303		$737,080	$1,879,194	$341,362		$112,261

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$118,775		$667,387	$1,761,126	$288,619		$183,469
Undistributed (accumulated) net investment income (loss)	408		5,697	8,974	1,448		(1,222)
Undistributed (accumulated) net realized gain (loss) from investments	(99)		6,746	5,785	30,514		(70,006)
Net unrealized appreciation (depreciation) on:
Investment securities	(2,299)		57,231	103,309	20,951		(359)
Futures contracts	—		—	—	—		(287)
Written option and swaption contracts	(9)		—	—	—		386
Swap agreements	31		—	—	—		—
Translation of assets and liabilities denominated in foreign currencies	497		19	—	(170)		280
Securities sold short	(1,001)		—	—	—		—

Net assets	$116,303		$737,080	$1,879,194	$341,362		$112,261

Shares outstanding	11,765		68,893	172,965	28,465		19,472

Net asset value and offering price per share	$9.89		$10.70	$10.86	$11.99		$5.77

Investment securities, at cost	$96,831		$757,803	$1,812,281	$341,697		$69,091

Repurchase agreement, at cost	$14,259		$6,283	$27,436	$13,968		$44,637

Foreign currency, at cost	$1,313		$58	$—	$149		$(31)

Securities loaned, at value	$—		$92,617	$68,551	$33,954		$—

Premiums received on written option and swaption contracts	$152		$—	$—	$—		$1,260

Proceeds received from securities sold short	$12,931		$—	$—	$—		$—

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At October 31, 2012

(all amounts except per share amounts in thousands)

	Transamerica Global Real Estate Securities		Transamerica Growth		Transamerica International		Transamerica International Equity Opportunities		Transamerica International Small Cap
Assets:
Investment securities, at value	$180,963		$590,741		$329,244		$179,324		$254,920
Repurchase agreement, at value	1,343		6,203		9,213		1,173		7,532
Foreign currency, at value	—		—		39		67		1,185
Receivables:
Investment securities sold	—		1,258		61		—	(A)	133
Shares of beneficial interest sold	17		13		2		1		2
Interest	—	(A)	—	(A)	—	(A)	—	(A)	—	(A)
Securities lending income (net)	6		8		12		2		23
Dividends	245		165		317		464		569
Dividend reclaims	74		5		251		173		118
Prepaid expenses	—	(A)	2		1		1		1

	$182,648		$598,395		$339,140		$181,205		$264,483

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	—		1,465		—		46		375
Shares of beneficial interest redeemed	103		589		118		49		61
Management and advisory fees	115		399		270		143		231
Trustees fees	1		2		1		1		1
Transfer agent fees	1		1		2		1		2
Custody fees	17		7		14		21		15
Administration fees	4		13		7		4		5
Audit and tax fees	19		18		19		18		19
Foreign capital gains tax	—		—		—		—		29
Other	7		23		14		12		11
Collateral for securities on loan	22,051		45,671		31,552		6,011		21,806

	22,318		48,188		31,997		6,306		22,555

Net assets	$160,330		$550,207		$307,143		$174,899		$241,928

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$200,780		$345,896		$412,390		$168,879		$224,689
Undistributed (accumulated) net investment income (loss)	(2,881)		(1)		4,756		4,852		3,292
Undistributed (accumulated) net realized gain (loss) from investments	(76,363)		55,110		(170,304)		7,444		(2,565)
Net unrealized appreciation (depreciation) on:
Investment securities	38,797		149,202		60,312		(6,267)		16,538
Translation of assets and liabilities denominated in foreign currencies	(3)		—	(A)	(11)		(9)		(26)

Net assets	$160,330		$550,207		$307,143		$174,899		$241,928

Shares outstanding	12,444		40,991		33,886		23,559		30,612

Net asset value and offering price per share	$12.88		$13.42		$9.06		$7.42		$7.90

Investment securities, at cost	$142,166		$441,539		$268,932		$185,591		$238,382

Repurchase agreement, at cost	$1,343		$6,203		$9,213		$1,173		$7,532

Foreign currency, at cost	$—		$—		$39		$67		$1,170

Securities loaned, at value	$21,245		$44,407		$30,199		$5,754		$20,597

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At October 31, 2012

(all amounts except per share amounts in thousands)

	Transamerica International Value Opportunities		Transamerica Large Company	Transamerica Long/Short Strategy		Transamerica Mid Cap Value		Transamerica Real Return TIPS
Assets:
Investment securities, at value	$224,901		$550,542	$91,376		$227,295		$1,552,272
Repurchase agreement, at value	5,028		—	180		2,657		612
Cash on deposit with broker	—		—	65,460		—		—
Foreign currency, at value	20		—	—		—		78
Receivables:
Investment securities sold	300		272	17		—		9,135
Shares of beneficial interest sold	6		14	—		3		16
Interest	—	(A)	1	—	(A)	—	(A)	5,234
Securities lending income (net)	5		4	—		4		1
Dividends	421		430	82		143		—
Dividend reclaims	178		1	1		—		—
Variation margin	—		—	—		—		84
Prepaid expenses	1		2	—	(A)	1		3
Unrealized appreciation on swap agreements	—		—	—		—		816
Premium paid on swap agreements	—		—	—		—		1,790
Unrealized appreciation on forward foreign currency contracts	546		—	—		—		1,074

	$231,406		$551,266	$157,116		$230,103		$1,571,115

Liabilities:
Due to custodian	—		—	5		—		997
Cash deposit due to broker	—		—	—		—		1,070
Foreign currency due to broker	—		—	6		—		—
Accounts payable and accrued liabilities:
Investment securities purchased	48		152	8		—		4,541
Shares of beneficial interest redeemed	77		522	32		229		3,682
Management and advisory fees	208		384	107		155		850
Trustees fees	1		2	—	(A)	1		5
Transfer agent fees	1		4	1		1		10
Custody fees	15		6	8		3		29
Administration fees	5		12	2		5		35
Audit and tax fees	19		18	19		17		25
Dividends and interest from securities sold short	—		—	53		—		12
Interest payable	—		—	—		—		17
Other	11		21	14		9		66
Collateral for securities on loan	10,740		17,086	—		21,225		5,408
Payable for delayed delivery securities	—		—	—		—		63,957
Deferred income for dollar rolls	—		—	—		—		120
Reverse repurchase agreement, at value	—		—	—		—		143,086
Written options and swaptions, at value	—		—	—		—		1,568
Unrealized depreciation on swap agreements	—		—	—		—		714
Premium received on swap agreements	—		—	—		—		108
Securities sold short, at value	—		—	65,671		—		—
Unrealized depreciation on forward foreign currency contracts	91		—	—		—		1,363

	11,216		18,207	65,926		21,645		227,663

Net assets	$220,190		$533,059	$91,190		$208,458		$1,343,452

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$195,121		$547,593	$103,052		$163,381		$1,214,334
Undistributed (accumulated) net investment income (loss)	4,429		6,188	(928)		1,556		4,614
Undistributed (accumulated) net realized gain (loss) from investments	2,338		(92,699)	(12,690)		(3,755)		38,988
Net unrealized appreciation (depreciation) on:
Investment securities	17,856		71,977	4,242		47,276		85,637
Futures contracts	—		—	—		—		73
Written option and swaption contracts	—		—	—		—		122
Swap agreements	—		—	—		—		102
Translation of assets and liabilities denominated in foreign currencies	446		—	—	(A)	—		(418)
Securities sold short	—		—	(2,486)		—		—

Net assets	$220,190		$533,059	$91,190		$208,458		$1,343,452

Shares outstanding	24,867		53,236	11,174		15,995		114,406

Net asset value and offering price per share	$8.85		$10.01	$8.16		$13.03		$11.74

Investment securities, at cost	$207,045		$478,565	$87,134		$180,019		$1,466,635

Repurchase agreement, at cost	$5,028		$—	$180		$2,657		$612

Reverse repurchase agreement, at cost	$—		$—	$—		$—		$(143,086)

Foreign currency, at cost	$19		$—	$(6)		$—		$79

Securities loaned, at value	$10,290		$16,705	$—		$20,706		$5,297

Premiums received on written option and swaption contracts	$—		$—	$—		$—		$1,690

Proceeds received from securities sold short	$—		$—	$63,185		$—		$—

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At October 31, 2012

(all amounts except per share amounts in thousands)

	Transamerica Select Equity		Transamerica Total Return	Transamerica Value
Assets:
Investment securities, at value	$1,319,985		$889,100	$250,834
Repurchase agreement, at value	15,002		81,247	36,347
Cash on deposit with custodian	—		47	—
Foreign currency, at value	—		140	—
Receivables:
Investment securities sold	—		43,966	—
Shares of beneficial interest sold	156		33	2
Interest	—	(A)	4,729	—	(A)
Securities lending income (net)	17		3	5
Dividends	747		—	285
Dividend reclaims	—		—	72
Variation margin	—		2,263	—
Prepaid expenses	6		2	1
Unrealized appreciation on swap agreements	—		6,906	—
Premium paid on swap agreements	—		2,370	—
Unrealized appreciation on forward foreign currency contracts	—		1,588	—

	$1,335,913		$1,032,394	$287,546

Liabilities:
Due to custodian	—		11	—
Cash deposit due to broker	—		7,570	—
Accounts payable and accrued liabilities:
Investment securities purchased	—		174,905	—
Shares of beneficial interest redeemed	524		916	175
Management and advisory fees	791		475	197
Trustees fees	4		3	1
Transfer agent fees	8		5	2
Custody fees	9		22	7
Administration fees	28		18	6
Audit and tax fees	15		25	18
Interest payable	—		571	—
Other	46		34	12
Collateral for securities on loan	134,287		1,657	15,569
Written options and swaptions, at value	—		1,084	—
Unrealized depreciation on swap agreements	—		3,372	—
Premium received on swap agreements	—		1,078	—
TBA short commitments, at value	—		34,354	—
Unrealized depreciation on forward foreign currency contracts	—		2,514	—

	135,712		228,614	15,987

Net assets	$1,200,201		$803,780	$271,559

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$1,050,335		$764,582	$401,441
Undistributed (accumulated) net investment income (loss)	786		391	3,716
Undistributed (accumulated) net realized gain (loss) from investments	29,755		6,212	(83,133)
Net unrealized appreciation (depreciation) on:
Investment securities	119,325		29,794	(50,461)
Futures contracts	—		(56)	—
Written option and swaption contracts	—		217	—
Swap agreements	—		3,534	—
Translation of assets and liabilities denominated in foreign currencies	—		(864)	(4)
TBA short commitments	—		(30)	—

Net assets	$1,200,201		$803,780	$271,559

Shares outstanding	104,823		73,813	11,892
Net asset value and offering price per share	$11.45		$10.89	$22.84

Investment securities, at cost	$1,200,660		$859,306	$301,295

Repurchase agreement, at cost	$15,002		$81,247	$36,347

Foreign currency, at cost	$—		$142	$—

Securities loaned, at value	$130,955		$1,625	$15,012

Premiums received on written option and swaption contracts	$—		$1,301	$—

Proceeds received from TBA short commitments	$—		$34,324	$—

(A)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

STATEMENTS OF OPERATIONS

For the year ended October 31, 2012

(all amounts in thousands)

	Transamerica Arbitrage Strategy	Transamerica Bond	Transamerica Core Bond	Transamerica Developing Markets Equity		Transamerica Global Macro
Investment income:
Dividend income	$1,275	$2,111	$—	$7,823		$—
Withholding taxes on foreign income	(27)	(48)	—	(531)		—
Interest income	5	29,529	76,351	4		56
Securities lending income (net)	—	272	315	238		4

Total investment income	1,253	31,864	76,666	7,534		60

Expenses:
Management and advisory	1,471	3,737	8,709	4,688		1,361
Transfer agent	11	44	162	31		8
Printing and shareholder reports	6	20	55	10		5
Custody	428	111	453	622		163
Administration	33	138	503	96		25
Legal	5	24	68	12		7
Audit and tax	21	19	20	53		20
Trustees	3	12	40	7		2
Registration	—	3	—	—		—
Interest	12	—	—	—		—
Dividends and interest on securities sold short	967	—	—	—		—
Other	10	9	30	9		2

Total expenses	2,967	4,117	10,040	5,528		1,593

Expenses reimbursed	(172)	—	—	—		—

Net expenses	2,795	4,117	10,040	5,528		1,593

Net investment income (loss)	(1,542)	27,747	66,626	2,006		(1,533)

Net realized gain (loss) on transactions from:
Investment securities	6,444	10,585	20,751	37,183	(A)	(5,762)
Futures contracts	—	—	—	—		3,228
Written option and swaption contracts	2,118	—	—	—		2,718
Swap agreements	(1,585)	—	—	—		—
Foreign currency transactions	(1,435)	(126)	—	(441)		2,889
Securities sold short	(3,528)	—	—	—		—

Net realized gain	2,014	10,459	20,751	36,742		3,073

Net change in unrealized appreciation (depreciation) on:
Investment securities	(4,550)	42,608	42,751	(13,681	)(B)	4
Futures contracts	—	—	—	—		(1,898)
Written option and swaption contracts	95	—	—	—		506
Swap agreements	31	—	—	—		—
Translation of assets and liabilities denominated in foreign currencies	1,271	62	—	(49)		(1,015)
Securities sold short	(210)	—	—	—		—

Net change in unrealized appreciation (depreciation)	(3,363)	42,670	42,751	(13,730)		(2,403)

Net realized and change in unrealized gain (loss)	(1,349)	53,129	63,502	23,012		670

Net increase (decrease) in net assets resulting from operations	$(2,891)	$80,876	$130,128	$25,018		$(863)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

STATEMENTS OF OPERATIONS (continued)

For the year ended October 31, 2012

(all amounts in thousands)

	Transamerica Global Real Estate Securities		Transamerica Growth		Transamerica International	Transamerica International Equity Opportunities		Transamerica International Small Cap
Investment income:
Dividend income	$5,183		$5,222		$10,130	$8,418		$7,355
Withholding taxes on foreign income	(229)		(82)		(839)	(688)		(424)
Interest income	1		1		3	—	(C)	2
Securities lending income (net)	151		147		307	289		379

Total investment income	5,106		5,288		9,601	8,019		7,312

Expenses:
Management and advisory	1,230		4,592		3,217	2,411		2,813
Transfer agent	12		45		25	20		20
Printing and shareholder reports	7		14		9	7		8
Custody	154		85		190	261		212
Administration	36		138		78	62		61
Legal	6		18		10	15		8
Audit and tax	31		17		19	18		21
Trustees	3		12		7	5		5
Registration	1		1		—	—		—
Other	4		11		7	7		5

Total expenses	1,484		4,933		3,562	2,806		3,153

Net investment income	3,622		355		6,039	5,213		4,159

Net realized gain (loss) on transactions from:
Investment securities	10,693		60,142		(395)	7,828		(1,526	)(D)
Foreign currency transactions	(96)		(21)		(494)	(207)		12

Net realized gain (loss)	10,597		60,121		(889)	7,621		(1,514)

Net change in unrealized appreciation (depreciation) on:
Investment securities	6,807		(9,950)		13,217	(322)		6,014
Translation of assets and liabilities denominated in foreign currencies	—	(C)	—	(C)	(8)	—	(C)	(4	)(E)

Net change in unrealized appreciation (depreciation)	6,807		(9,950)		13,209	(322)		6,010

Net realized and change in unrealized gain	17,404		50,171		12,320	7,299		4,496

Net increase in net assets resulting from operations	$21,026		$50,526		$18,359	$12,512		$8,655

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

STATEMENTS OF OPERATIONS (continued)

For the year ended October 31, 2012

(all amounts in thousands)

	Transamerica International Value Opportunities	Transamerica Large Company		Transamerica Long/Short Strategy		Transamerica Mid Cap Value		Transamerica Real Return TIPS
Investment income:
Dividend income	$9,306	$12,868		$1,965		$3,802		$15
Withholding taxes on foreign income	(734)	(133)		—	(C)	(7)		—	(C)
Interest income	2	5		71		1		20,684
Securities lending income (net)	245	169		—		49		88

Total investment income	8,819	12,909		2,036		3,845		20,787

Expenses:
Management and advisory	3,445	4,250		1,177		1,550		7,845
Transfer agent	25	41		7		14		93
Printing and shareholder reports	9	13		4		6		40
Custody	184	71		61		31		306
Administration	77	126		21		44		295
Legal	8	17		3		7		51
Audit and tax	18	17		17		16		24
Trustees	6	11		2		4		25
Registration	—	—		—		—	(C)	6
Interest	—	—		—		—		68
Dividends and interest on securities sold short	—	—		1,836		—		—
Other	9	9		2		3		18

Total expenses	3,781	4,555		3,130		1,675		8,771

Net investment income (loss)	5,038	8,354		(1,094)		2,170		12,016

Net realized gain (loss) on transactions from:
Investment securities	2,436	41,315		4,729		15,341		40,184
Futures contracts	—	—		—		—		2,030
Written option and swaption contracts	—	—		—		—		1,603
Swap agreements	—	—		—		—		3,214
Foreign currency transactions	3,002	—	(C)	—	(C)	—		(3,588)
Securities sold short	—	—		(3,149)		—		—

Net realized gain	5,438	41,315		1,580		15,341		43,443

Net change in unrealized appreciation (depreciation) on:
Investment securities	(4,991)	22,644		6,352		17,602		41,907
Futures contracts	—	—		—		—		(1,173)
Written option and swaption contracts	—	—		—		—		(1,115)
Swap agreements	—	—		—		—		(702)
Translation of assets and liabilities denominated in foreign currencies	(755)	—		—	(C)	—		4,673
Securities sold short	—	—		(3,555)		—		—

Net change in unrealized appreciation (depreciation)	(5,746)	22,644		2,797		17,602		43,590

Net realized and change in unrealized gain (loss)	(308)	63,959		4,377		32,943		87,033

Net increase in net assets resulting from operations	$4,730	$72,313		$3,283		$35,113		$99,049

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

STATEMENTS OF OPERATIONS (continued)

For the year ended October 31, 2012

(all amounts in thousands)

	Transamerica Select Equity	Transamerica Total Return	Transamerica Value
Investment income:
Dividend income	$31,440	$153	$6,739
Withholding taxes on foreign income	(228)	—	(435)
Interest income	9	20,720	8
Securities lending income (net)	170	54	164

Total investment income	31,391	20,927	6,476

Expenses:
Management and advisory	8,370	4,735	2,306
Transfer agent	87	54	22
Printing and shareholder reports	47	22	8
Custody	115	263	78
Administration	273	170	67
Legal	42	27	9
Audit and tax	12	24	18
Trustees	21	14	6
Registration	2	2	—
Other	15	11	6

Total expenses	8,984	5,322	2,520

Net investment income	22,407	15,605	3,956

Net realized gain (loss) on transactions from:
Investment securities	33,562	14,314	(496)
Futures contracts	—	720	—
Written option and swaption contracts	—	451	—
Swap agreements	—	(1,103)	—
Foreign currency transactions	—	(4,216)	(115)
Securities sold short	—	(705)	—

Net realized gain (loss)	33,562	9,461	(611)

Net change in unrealized appreciation (depreciation) on:
Investment securities	92,257	27,160	20,991
Futures contracts	—	45	—
Written option and swaption contracts	—	(9)	—
Swap agreements	—	2,754	—
Translation of assets and liabilities denominated in foreign currencies	—	3,020	6
Securities sold short	—	106	—

Net change in unrealized appreciation (depreciation)	92,257	33,076	20,997

Net realized and change in unrealized gain	125,819	42,537	20,386

Net increase in net assets resulting from operations	$148,226	$58,142	$24,342

(A)	Net of foreign capital gains tax of $81.
(B)	Net of foreign capital gains tax of $134.
(C)	Rounds to less than $1.
(D)	Net of foreign capital gains tax of $2.
(E)	Net of foreign capital gains tax of $24.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended:

(all amounts in thousands)

	Transamerica Arbitrage Strategy		Transamerica Bond		Transamerica Core Bond
	October 31, 2012	October 31, 2011(A)	October 31, 2012	October 31, 2011	October 31, 2012	October 31, 2011
From operations:
Net investment income (loss)	$(1,542)	$(294)	$27,747	$27,710	$66,626	$41,873
Net realized gain(B)	2,014	1,587	10,459	32,188	20,751	4,104
Net change in unrealized appreciation (depreciation)	(3,363)	582	42,670	(39,892)	42,751	21,961

Net increase (decrease) in net assets resulting from operations	(2,891)	1,875	80,876	20,006	130,128	67,938

Distributions to shareholders:
From net investment income	—	—	(33,834)	(34,541)	(75,050)	(45,454)
From net realized gains	(1,456)	—	(25,612)	(10,465)	—	(6,906)

Total distributions to shareholders	(1,456)	—	(59,446)	(45,006)	(75,050)	(52,360)

Capital share transactions:
Proceeds from shares sold	52,695	123,667	244,593	67,202	258,804	1,164,942
Dividends and distributions reinvested	1,456	—	59,446	45,006	75,050	52,360
Cost of shares redeemed	(57,709)	(1,334)	(50,729)	(219,088)	(718,521)	(87,555)

Net increase (decrease) in net assets resulting from capital shares transactions	(3,558)	122,333	253,310	(106,880)	(384,667)	1,129,747

Net increase (decrease) in net assets	(7,905)	124,208	274,740	(131,880)	(329,589)	1,145,325

Net assets:
Beginning of year	124,208	—	462,340	594,220	2,208,783	1,063,458

End of year	$116,303	$124,208	$737,080	$462,340	$1,879,194	$2,208,783

Undistributed (accumulated) net investment income (loss)	$408	$(80)	$5,697	$8,071	$8,974	$3,706

Share activity:
Shares issued	5,154	12,244	24,116	6,127	24,224	111,128
Shares issued-reinvested from dividends and distributions	143	—	6,153	4,246	6,998	5,058
Shares redeemed	(5,644)	(132)	(4,960)	(20,146)	(66,715)	(8,438)

Net increase (decrease) in shares outstanding	(347)	12,112	25,309	(9,773)	(35,493)	107,748

	Transamerica Developing Markets Equity		Transamerica Global Macro		Transamerica Global Real Estate Securities
	October 31, 2012	October 31, 2011	October 31, 2012	October 31, 2011	October 31, 2012	October 31, 2011
From operations:
Net investment income (loss)	$2,006	$3,479	$(1,533)	$(2,033)	$3,622	$5,062
Net realized gain (loss)(B)	36,742	69,535	3,073	(7,580)	10,597	35,217
Net change in unrealized appreciation (depreciation)	(13,730)	(119,084)	(2,403)	1,957	6,807	(33,053)

Net increase (decrease) in net assets resulting from operations	25,018	(46,070)	(863)	(7,656)	21,026	7,226

Distributions to shareholders:
From net investment income	(2,678)	(1,725)	—	—	(5,154)	(16,534)
From net realized gains	(40,297)	—	—	—	—	—

Total distributions to shareholders	(42,975)	(1,725)	—	—	(5,154)	(16,534)

Capital share transactions:
Proceeds from shares sold	82,358	33,700	52,588	45,323	38,557	10,642
Dividends and distributions reinvested	42,975	1,725	—	—	5,154	16,534
Cost of shares redeemed	(263,670)	(100,186)	(77,015)	(26,258)	(46,310)	(190,179)

Net increase (decrease) in net assets resulting from capital shares transactions	(138,337)	(64,761)	(24,427)	19,065	(2,599)	(163,003)

Net increase (decrease) in net assets	(156,294)	(112,556)	(25,290)	11,409	13,273	(172,311)

Net assets:
Beginning of year	497,656	610,212	137,551	126,142	147,057	319,368

End of year	$341,362	$497,656	$112,261	$137,551	$160,330	$147,057

Undistributed (accumulated) net investment income (loss)	$1,448	$2,677	$(1,222)	$—	$(2,881)	$(4,861)

Share activity:
Shares issued	7,248	2,510	9,160	7,581	3,142	869
Shares issued-reinvested from dividends and distributions	4,251	128	—	—	444	1,435
Shares redeemed	(23,578)	(7,853)	(13,337)	(4,535)	(3,776)	(15,685)

Net increase (decrease) in shares outstanding	(12,079)	(5,215)	(4,177)	3,046	(190)	(13,381)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the years ended:

(all amounts in thousands)

	Transamerica Growth		Transamerica International		Transamerica International Equity Opportunities
	October 31, 2012	October 31, 2011	October 31, 2012	October 31, 2011	October 31, 2012	October 31, 2011
From operations:
Net investment income	$355	$77	$6,039	$8,398	$5,213	$8,730
Net realized gain (loss)(B)	60,121	52,646	(889)	47,149	7,621	46,909
Net change in unrealized appreciation (depreciation)	(9,950)	14,358	13,209	(64,738)	(322)	(66,947)

Net increase (decrease) in net assets resulting from operations	50,526	67,081	18,359	(9,191)	12,512	(11,308)

Distributions to shareholders:
From net investment income	(427)	(800)	(6,082)	(7,056)	(8,205)	(5,767)
From net realized gains	(22,717)	—	—	—	(47,521)	(27,053)

Total distributions to shareholders	(23,144)	(800)	(6,082)	(7,056)	(55,726)	(32,820)

Capital share transactions:
Proceeds from shares sold	22,465	10,349	87,922	14,663	16,465	26,144
Dividends and distributions reinvested	23,144	800	6,082	7,056	55,726	32,820
Cost of shares redeemed	(141,551)	(185,395)	(158,784)	(230,675)	(207,772)	(197,323)

Net decrease in net assets resulting from capital shares transactions	(95,942)	(174,246)	(64,780)	(208,956)	(135,581)	(138,359)

Net decrease in net assets	(68,560)	(107,965)	(52,503)	(225,203)	(178,795)	(182,487)

Net assets:
Beginning of year	618,767	726,732	359,646	584,849	353,694	536,181

End of year	$550,207	$618,767	$307,143	$359,646	$174,899	$353,694

Undistributed (accumulated) net investment income (loss)	$(1)	$—	$4,756	$5,236	$4,852	$8,051

Share activity:
Shares issued	1,732	812	10,002	1,582	2,253	2,854
Shares issued-reinvested from dividends and distributions	1,986	65	788	778	8,859	3,785
Shares redeemed	(10,554)	(14,750)	(19,195)	(25,494)	(29,944)	(23,102)

Net decrease in shares outstanding	(6,836)	(13,873)	(8,405)	(23,134)	(18,832)	(16,463)

	Transamerica International Small Cap		Transamerica International Value Opportunities		Transamerica Large Company
	October 31, 2012	October 31, 2011	October 31, 2012	October 31, 2011	October 31, 2012	October 31, 2011
From operations:
Net investment income	$4,159	$7,763	$5,038	$10,022	$8,354	$6,672
Net realized gain (loss)(B)	(1,514)	38,370	5,438	55,344	41,315	26,527
Net change in unrealized appreciation (depreciation)	6,010	(64,866)	(5,746)	(103,001)	22,644	7,725

Net increase (decrease) in net assets resulting from operations	8,655	(18,733)	4,730	(37,635)	72,313	40,924

Distributions to shareholders:
From net investment income	(8,007)	(6,178)	(8,733)	(4,250)	(6,909)	(8,350)
From net realized gains	(38,213)	(3,119)	(62,673)	(4,928)	—	—

Total distributions to shareholders	(46,220)	(9,297)	(71,406)	(9,178)	(6,909)	(8,350)

Capital share transactions:
Proceeds from shares sold	51,755	19,996	20,441	32,625	20,934	77,937
Dividends and distributions reinvested	46,220	9,297	71,406	9,178	6,909	8,350
Cost of shares redeemed	(148,840)	(219,193)	(253,419)	(325,036)	(104,237)	(277,017)

Net decrease in net assets resulting from capital shares transactions	(50,865)	(189,900)	(161,572)	(283,233)	(76,394)	(190,730)

Net decrease in net assets	(88,430)	(217,930)	(228,248)	(330,046)	(10,990)	(158,156)

Net assets:
Beginning of year	330,358	548,288	448,438	778,484	544,049	702,205

End of year	$241,928	$330,358	$220,190	$448,438	$533,059	$544,049

Undistributed net investment income	$3,292	$6,757	$4,429	$8,459	$6,188	$4,743

Share activity:
Shares issued	6,761	1,991	2,321	2,856	2,298	8,266
Shares issued-reinvested from dividends and distributions	6,698	944	9,155	819	811	976
Shares redeemed	(19,535)	(22,976)	(30,149)	(30,161)	(11,109)	(32,162)

Net decrease in shares outstanding	(6,076)	(20,041)	(18,673)	(26,486)	(8,000)	(22,920)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the years ended:

(all amounts in thousands)

	Transamerica Long/Short Strategy		Transamerica Mid Cap Value		Transamerica Real Return TIPS
	October 31, 2012	October 31, 2011	October 31, 2012	October 31, 2011	October 31, 2012	October 31, 2011
From operations:
Net investment income (loss)	$(1,094)	$(2,131)	$2,170	$1,799	$12,016	$28,089
Net realized gain (loss)(B)	1,580	(917)	15,341	8,286	43,443	54,764
Net change in unrealized appreciation (depreciation)	2,797	(3,559)	17,602	2,850	43,590	(30,952)

Net increase (decrease) in net assets resulting from operations	3,283	(6,607)	35,113	12,935	99,049	51,901

Distributions to shareholders:
From net investment income	—	—	(1,745)	(2,200)	(15,604)	(28,799)
From net realized gains	—	—	—	—	(46,537)	(30,631)

Total distributions to shareholders	—	—	(1,745)	(2,200)	(62,141)	(59,430)

Capital share transactions:
Proceeds from shares sold	24,174	38,093	49,746	—	854,212	213,951
Dividends and distributions reinvested	—	—	1,745	2,200	62,141	59,430
Cost of shares redeemed	(49,375)	(26,720)	(34,745)	(18,203)	(581,443)	(140,183)

Net increase (decrease) in net assets resulting from capital shares transactions	(25,201)	11,373	16,746	(16,003)	334,910	133,198

Net increase (decrease) in net assets	(21,918)	4,766	50,114	(5,268)	371,818	125,669

Net assets:
Beginning of year	113,108	108,342	158,344	163,612	971,634	845,965

End of year	$91,190	$113,108	$208,458	$158,344	$1,343,452	$971,634

Undistributed (accumulated) net investment income (loss)	$(928)	$—	$1,556	$1,131	$4,614	$5,592

Share activity:
Shares issued	2,995	4,746	4,190	—	74,635	19,339
Shares issued-reinvested from dividends and distributions	—	—	165	207	5,652	5,557
Shares redeemed	(6,218)	(3,374)	(2,851)	(1,800)	(50,747)	(12,897)

Net increase (decrease) in shares outstanding	(3,223)	1,372	1,504	(1,593)	29,540	11,999

	Transamerica Select Equity		Transamerica Total Return		Transamerica Value
	October 31, 2012	October 31, 2011(C)	October 31, 2012	October 31, 2011	October 31, 2012	October 31, 2011
From operations:
Net investment income	$22,407	$855	$15,605	$17,888	$3,956	$4,177
Net realized gain (loss)(B)	33,562	(3,807)	9,461	5,845	(611)	15,644
Net change in unrealized appreciation (depreciation)	92,257	27,068	33,076	(10,844)	20,997	(26,148)

Net increase (decrease) in net assets resulting from operations	148,226	24,116	58,142	12,889	24,342	(6,327)

Distributions to shareholders:
From net investment income	(22,422)	(54)	(21,728)	(17,746)	(728)	(7,774)
From net realized gains	—	—	(2,586)	(19,234)	—	—

Total distributions to shareholders	(22,422)	(54)	(24,314)	(36,980)	(728)	(7,774)

Capital share transactions:
Proceeds from shares sold	276,365	914,980	223,125	55,205	26,221	5,202
Dividends and distributions reinvested	22,422	54	24,314	36,980	728	7,774
Cost of shares redeemed	(160,669)	(2,817)	(103,222)	(110,080)	(86,728)	(74,285)

Net increase (decrease) in net assets resulting from capital shares transactions	138,118	912,217	144,217	(17,895)	(59,779)	(61,309)

Net increase (decrease) in net assets	263,922	936,279	178,045	(41,986)	(36,165)	(75,410)

Net assets:
Beginning of year	936,279	—	625,735	667,721	307,724	383,134

End of year	$1,200,201	$936,279	$803,780	$625,735	$271,559	$307,724

Undistributed (accumulated) net investment income (loss)	$786	$801	$391	$3,557	$3,716	$118

Share activity:
Shares issued	25,687	91,871	21,153	5,272	1,177	227
Shares issued-reinvested from dividends and distributions	2,090	5	2,312	3,654	39	353
Shares redeemed	(14,553)	(277)	(9,729)	(10,679)	(4,163)	(3,508)

Net increase (decrease) in shares outstanding	13,224	91,599	13,736	(1,753)	(2,947)	(2,928)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

STATEMENTS OF CHANGES IN NET ASSETS (continued)

(A)	Commenced operations on May 1, 2011.
(B)	Net realized gain (loss) includes all items listed in the Statements of Operations.
(C)	Commenced operations on August 31, 2011.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period	Transamerica Arbitrage Strategy
	October 31, 2012	October 31, 2011(A)
Net asset value
Beginning of period/year	$10.25	$10.00

Investment operations
Net investment loss(B)	(0.11)	(0.04)
Net realized and change in unrealized gain (loss) on investments	(0.16)	0.29

Total from investment operations	(0.27)	0.25

Distributions
Net realized gains on investments	(0.09)	—

Total distributions	(0.09)	—

Net asset value
End of year	$9.89	$10.25

Total return(C)	(2.67)%	2.50	%(D)

Net assets end of year (000’s)	$116,303	$124,208

Ratio and supplemental data
Expenses to average net assets:
After reimbursement/recapture(E)	1.92%	1.55	%(F)
Before reimbursement/recapture(E)	2.04%	1.71	%(F)
Net investment loss to average net assets(E)	(1.06)%	(0.78	)%(F)
Portfolio turnover rate	566%	311	%(D)

	Transamerica Bond
For a share outstanding throughout each period	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of year	$10.61	$11.14	$9.93	$7.34	$10.19

Investment operations
Net investment income(B)	0.49	0.54	0.57	0.60	0.60
Net realized and change in unrealized gain (loss) on investments	0.84	(0.20)	1.23	2.61	(2.88)

Total from investment operations	1.33	0.34	1.80	3.21	(2.28)

Distributions
Net investment income	(0.65)	(0.68)	(0.59)	(0.57)	(0.57)
Net realized gains on investments	(0.59)	(0.19)	—	(0.05)	—

Total distributions	(1.24)	(0.87)	(0.59)	(0.62)	(0.57)

Net asset value
End of year	$10.70	$10.61	$11.14	$9.93	$7.34

Total return(C)	14.24%	3.31%	18.69%	46.27%	(23.56)%

Net assets end of year (000’s)	$737,080	$462,340	$594,220	$812,252	$577,368

Ratio and supplemental data
Expenses to average net assets:
After reimbursement/recapture	0.71%	0.71%	0.70%	0.69%	0.69%
Before reimbursement/recapture	0.71%	0.71%	0.70%	0.69%	0.69%
Net investment income to average net assets	4.77%	4.98%	5.49%	7.22%	6.34%
Portfolio turnover rate	26%	57%	79%	42%	24%

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Transamerica Core Bond
For a share outstanding throughout each period	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009 (G)
Net asset value
Beginning of period/year	$10.60	$10.56	$10.08	$10.00

Investment operations
Net investment income(B)	0.33	0.32	0.28	0.07
Net realized and change in unrealized gain on investments	0.31	0.15	0.53	0.06

Total from investment operations	0.64	0.47	0.81	0.13

Distributions
Net investment income	(0.38)	(0.36)	(0.33)	(0.05)
Net realized gains on investments	—	(0.07)	—	—

Total distributions	(0.38)	(0.43)	(0.33)	(0.05)

Net asset value
End of year	$10.86	$10.60	$10.56	$10.08

Total return(C)	6.12%	4.62%	8.16%	1.34	%(D)

Net assets end of year (000’s)	$1,879,194	$2,208,783	$1,063,458	$215,816

Ratio and supplemental data
Expenses to average net assets:
After reimbursement/recapture	0.47%	0.48%	0.50%	0.55	%(F)
Before reimbursement/recapture	0.47%	0.48%	0.50%	0.55	%(F)
Net investment income to average net assets	3.09%	3.04%	2.73%	2.15	%(F)
Portfolio turnover rate	23%	19%	33%	3	%(D)

	Transamerica Developing Markets Equity
For a share outstanding throughout each period	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of year	$12.27	$13.34	$10.12	$8.20	$17.07

Investment operations
Net investment income(B)	0.05	0.08	0.05	0.06	0.19
Net realized and change in unrealized gain (loss) on investments	0.74	(1.11)	3.22	3.51	(7.65)

Total from investment operations	0.79	(1.03)	3.27	3.57	(7.46)

Distributions
Net investment income	(0.07)	(0.04)	(0.05)	(0.16)	(0.09)
Net realized gains on investments	(1.00)	—	—	(1.49)	(1.32)

Total distributions	(1.07)	(0.04)	(0.05)	(1.65)	(1.41)

Net asset value
End of year	$11.99	$12.27	$13.34	$10.12	$8.20

Total return(C)	8.07%	(7.77)%	32.43%	56.01%	(47.48)%

Net assets end of year (000’s)	$341,362	$497,656	$610,212	$495,636	$317,973

Ratio and supplemental data
Expenses to average net assets:
After reimbursement/recapture	1.33%	1.31%	1.31%	1.35%	1.32%
Before reimbursement/recapture	1.33%	1.31%	1.31%	1.35%	1.32%
Net investment income to average net assets	0.48%	0.58%	0.48%	0.77%	1.42%
Portfolio turnover rate	37%	40%	54%	50%	67%

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Transamerica Global Macro
For a share outstanding throughout each period	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of year	$5.82	$6.12	$6.08	$8.60	$9.83

Investment operations
Net investment income (loss)(B)	(0.08)	(0.09)	(0.10)	0.02	0.18
Net realized and change in unrealized gain (loss) on investments	0.03	(0.21)	0.14	(0.04)	(1.30)

Total from investment operations	(0.05)	(0.30)	0.04	(0.02)	(1.12)

Distributions
Net investment income	—	—	—	(0.03)	(0.11)
Net realized gains on investments	—	—	—	(2.40)	—
Return of capital	—	—	—	(0.07)	—

Total distributions	—	—	—	(2.50)	(0.11)

Net asset value
End of year	$5.77	$5.82	$6.12	$6.08	$8.60

Total return(C)	(0.86)%	(4.90)%	0.66%	5.34%	(11.55)%

Net assets end of year (000’s)	$112,261	$137,551	$126,142	$107,017	$165,567

Ratio and supplemental data
Expenses to average net assets:
After reimbursement/recapture	1.46%	1.53%	1.61%	1.58%	1.51%
Before reimbursement/recapture	1.46%	1.53%	1.61%	1.58%	1.51%
Net investment income (loss) to average net assets	(1.41)%	(1.49)%	(1.56)%	0.32%	1.81%
Portfolio turnover rate	—%	—%	—%	358%	84%

	Transamerica Global Real Estate Securities
For a share outstanding throughout each period	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of year	$11.64	$12.28	$10.77	$9.52	$20.48

Investment operations
Net investment income(B)	0.29	0.24	0.26	0.29	0.32
Net realized and change in unrealized gain (loss) on investments	1.36	(0.19)	1.98	1.15	(8.33)

Total from investment operations	1.65	0.05	2.24	1.44	(8.01)

Distributions
Net investment income	(0.41)	(0.69)	(0.73)	(0.19)	(0.90)
Net realized gains on investments	—	—	—	—	(2.05)

Total distributions	(0.41)	(0.69)	(0.73)	(0.19)	(2.95)

Net asset value
End of year	$12.88	$11.64	$12.28	$10.77	$9.52

Total return(C)	14.57%	0.51%	21.70%	15.72%	(44.82)%

Net assets end of year (000’s)	$160,330	$147,057	$319,368	$285,502	$232,115

Ratio and supplemental data
Expenses to average net assets:
After reimbursement/recapture	0.97%	0.91%	0.91%	0.93%	0.89%
Before reimbursement/recapture	0.97%	0.91%	0.91%	0.93%	0.89%
Net investment income to average net assets	2.36%	2.01%	2.31%	3.30%	2.29%
Portfolio turnover rate	55%	39%	62%	61%	41%

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

Transamerica Growth
For a share outstanding throughout each period	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of year	$12.94	$11.78	$10.17	$8.37	$13.05

Investment operations
Net investment income(B)	0.01	—	(H)	0.01	0.01	0.02
Net realized and change in unrealized gain (loss) on investments	0.97	1.17	1.61	1.81	(4.68)

Total from investment operations	0.98	1.17	1.62	1.82	(4.66)

Distributions
Net investment income	(0.01)	(0.01)	(0.01)	(0.02)	(0.02)
Net realized gains on investments	(0.49)	—	—	—	—

Total distributions	(0.50)	(0.01)	(0.01)	(0.02)	(0.02)

Net asset value
End of year	$13.42	$12.94	$11.78	$10.17	$8.37

Total return(C)	8.19%	9.96%	15.96%	21.79%	(35.77)%

Net assets end of year (000’s)	$550,207	$618,767	$726,732	$654,610	$184,981

Ratio and supplemental data
Expenses to average net assets:
After reimbursement/recapture	0.83%	0.81%	0.81%	0.85%	0.85%
Before reimbursement/recapture	0.83%	0.81%	0.81%	0.85%	0.85%
Net investment income to average net assets	0.06%	0.01%	0.09%	0.16%	0.21%
Portfolio turnover rate	43%	55%	83%	82%	70%

	Transamerica International
For a share outstanding throughout each period	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of year	$8.50	$8.94	$7.57	$5.95	$13.55

Investment operations
Net investment income(B)	0.15	0.14	0.10	0.10	0.19
Net realized and change in unrealized gain (loss) on investments	0.56	(0.47)	1.34	1.69	(6.63)

Total from investment operations	0.71	(0.33)	1.44	1.79	(6.44)

Distributions
Net investment income	(0.15)	(0.11)	(0.07)	(0.17)	(0.13)
Net realized gains on investments	—	—	—	—	(1.03)

Total distributions	(0.15)	(0.11)	(0.07)	(0.17)	(1.16)

Net asset value
End of year	$9.06	$8.50	$8.94	$7.57	$5.95

Total return(C)	8.65%	(3.80)%	19.16%	30.83%	(51.66)%

Net assets end of year (000’s)	$307,143	$359,646	$584,849	$485,803	$307,981

Ratio and supplemental data
Expenses to average net assets:
After reimbursement/recapture	1.07%	1.07%	1.06%	1.09%	1.06%
Before reimbursement/recapture	1.07%	1.07%	1.06%	1.09%	1.06%
Net investment income to average net assets	1.81%	1.52%	1.22%	1.62%	1.87%
Portfolio turnover rate	50%	46%	51%	75%	72%

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Transamerica International Equity Opportunities
For a share outstanding throughout each period	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008 (I)
Net asset value
Beginning of period/year	$8.34	$9.11	$8.16	$6.58	$10.00

Investment operations
Net investment income(B)	0.14	0.15	0.12	0.12	0.02
Net realized and change in unrealized gain (loss) on investments	0.29	(0.37)	1.09	1.46	(3.44)

Total from investment operations	0.43	(0.22)	1.21	1.58	(3.42)

Distributions
Net investment income	(0.20)	(0.10)	(0.06)	—	—
Net realized gains on investments	(1.15)	(0.45)	(0.20)	—	—

Total distributions	(1.35)	(0.55)	(0.26)	—	—

Net asset value
End of year	$7.42	$8.34	$9.11	$8.16	$6.58

Total return(C)	8.00%	(2.69)%	15.16%	24.01%	(34.20	)%(D)

Net assets end of year (000’s)	$174,899	$353,694	$536,181	$396,754	$40,997

Ratio and supplemental data
Expenses to average net assets:
After reimbursement/recapture	1.04%	0.99%	0.99%	1.09%	1.23	%(F)
Before reimbursement/recapture	1.04%	0.99%	0.99%	1.78%	0.71	%(F)
Net investment income to average net assets	1.94%	1.69%	1.47%	1.78%	0.71	%(F)
Portfolio turnover rate	29%	29%	35%	24%	37	%(D)

	Transamerica International Small Cap
For a share outstanding throughout each period	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008 (J)
Net asset value
Beginning of period/year	$9.00	$9.67	$8.22	$5.82	$10.00

Investment operations
Net investment income(B)	0.11	0.15	0.08	0.08	0.12
Net realized and change in unrealized gain (loss) on investments	0.11	(0.66)	1.42	2.41	(4.30)

Total from investment operations	0.22	(0.51)	1.50	2.49	(4.18)

Distributions
Net investment income	(0.23)	(0.11)	(0.05)	(0.09)	—
Net realized gains on investments	(1.09)	(0.05)	—	—	—

Total distributions	(1.32)	(0.16)	(0.05)	(0.09)	—

Net asset value
End of year	$7.90	$9.00	$9.67	$8.22	$5.82

Total return(C)	4.57%	(5.39)%	18.29%	43.56%	(41.80	)%(D)

Net assets end of year (000’s)	$241,928	$330,358	$548,288	$543,673	$108,655

Ratio and supplemental data
Expenses to average net assets:
After reimbursement/recapture	1.20%	1.15%	1.16%	1.23%	1.27	%(F)
Before reimbursement/recapture	1.20%	1.15%	1.16%	1.21%	1.30	%(F)
Net investment income to average net assets	1.58%	1.46%	0.97%	1.23%	1.96	%(F)
Portfolio turnover rate	33%	38%	54%	46%	14	%(D)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Transamerica International Value Opportunities
For a share outstanding throughout each period	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008(K)
Net asset value
Beginning of period/year	$10.30	$11.12	$9.69	$7.98	$10.00

Investment operations
Net investment income(B)	0.13	0.16	0.10	0.10	—	(H)
Net realized and change in unrealized gain (loss) on investments	0.10	(0.85)	1.42	1.66	(2.02)

Total from investment operations	0.23	(0.69)	1.52	1.76	(2.02)

Distributions
Net investment income	(0.21)	(0.06)	(0.06)	—	—
Net realized gains on investments	(1.47)	(0.07)	(0.03)	(0.05)	—

Total distributions	(1.68)	(0.13)	(0.09)	(0.05)	—

Net asset value
End of year	$8.85	$10.30	$11.12	$9.69	$7.98

Total return(C)	4.44%	(6.31)%	15.75%	22.21%	(20.20	)%(D)

Net assets end of year (000’s)	$220,190	$448,438	$778,484	$591,539	$79,516

Ratio and supplemental data
Expenses to average net assets:
After reimbursement/recapture	1.12%	1.08%	1.08%	1.17%	1.35	%(F)
Before reimbursement/recapture	1.12%	1.08%	1.08%	1.15%	1.76	%(F)
Net investment income (loss) to average net assets	1.49%	1.41%	0.97%	1.14%	(0.18	)%(F)
Portfolio turnover rate	19%	28%	36%	39%	5	%(D)

	Transamerica Large Company
For a share outstanding throughout each period	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of year	$8.88	$8.34	$7.81	$7.61	$13.08

Investment operations
Net investment income(B)	0.15	0.10	0.10	0.13	0.13
Net realized and change in unrealized gain (loss) on investments	1.10	0.56	0.54	0.20	(4.78)

Total from investment operations	1.25	0.66	0.64	0.33	(4.65)

Distributions
Net investment income	(0.12)	(0.12)	(0.11)	(0.13)	(0.09)
Net realized gains on investments	—	—	—	—	(0.73)

Total distributions	(0.12)	(0.12)	(0.11)	(0.13)	(0.82)

Net asset value
End of year	$10.01	$8.88	$8.34	$7.81	$7.61

Total return(C)	14.26%	7.92%	8.16%	4.50%	(37.76)%

Net assets end of year (000’s)	$533,059	$544,049	$702,205	$633,675	$461,816

Ratio and supplemental data
Expenses to average net assets:
After reimbursement/recapture	0.84%	0.84%	0.83%	0.83%	0.83%
Before reimbursement/recapture	0.84%	0.84%	0.83%	0.83%	0.83%
Net investment income to average net assets	1.55%	1.05%	1.21%	1.87%	1.21%
Portfolio turnover rate	100%	100%	124%	130%	71%

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Transamerica Long/Short Strategy
For a share outstanding throughout each period	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of year	$7.86	$8.32	$8.43	$9.51	$9.78

Investment operations
Net investment income (loss)(B)	(0.10)	(0.15)	(0.13)	(0.17)	0.10
Net realized and change in unrealized gain (loss) on investments	0.40	(0.31)	0.02	(0.80)	0.20

Total from investment operations	0.30	(0.46)	(0.11)	(0.97)	0.30

Distributions
Net investment income	—	—	—	—	(0.57)
Return of capital	—	—	—	(0.11)	—

Total distributions	—	—	—	(0.11)	(0.57)

Net asset value
End of year	$8.16	$7.86	$8.32	$8.43	$9.51

Total return(C)	3.82%	(5.53)%	(1.30)%	(10.27)%	3.30%

Net assets end of year (000’s)	$91,190	$113,108	$108,342	$86,682	$121,348

Ratio and supplemental data
Expenses to average net assets:
After reimbursement/recapture(L)	3.46%	3.59%	2.85%	3.61%	2.79%
Before reimbursement/recapture(L)	3.46%	3.59%	2.85%	3.61%	2.79%
Net investment income (loss) to average net assets(L)	(1.21)%	(1.86)%	(1.61)%	(1.87)%	1.05%
Portfolio turnover rate	153%	411%	303%	463%	192%

	Transamerica Mid Cap Value
For a share outstanding throughout each period	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of year	$10.93	$10.17	$8.28	$7.54	$12.32

Investment operations
Net investment income(B)	0.14	0.11	0.12	0.15	0.13
Net realized and change in unrealized gain (loss) on investments	2.08	0.79	1.93	0.82	(4.20)

Total from investment operations	2.22	0.90	2.05	0.97	(4.07)

Distributions
Net investment income	(0.12)	(0.14)	(0.16)	(0.17)	(0.10)
Net realized gains on investments	—	—	—	(0.06)	(0.61)

Total distributions	(0.12)	(0.14)	(0.16)	(0.23)	(0.71)

Net asset value
End of year	$13.03	$10.93	$10.17	$8.28	$7.54

Total return(C)	20.57%	8.88%	25.08%	13.39%	(34.92)%

Net assets end of year (000’s)	$208,458	$158,344	$163,612	$165,838	$147,772

Ratio and supplemental data
Expenses to average net assets:
After reimbursement/recapture	0.89%	0.90%	0.89%	0.90%	0.87%
Before reimbursement/recapture	0.89%	0.90%	0.89%	0.90%	0.87%
Net investment income to average net assets	1.16%	1.04%	1.33%	2.05%	1.22%
Portfolio turnover rate	38%	39%	29%	43%	45%

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Transamerica Real Return TIPS
For a share outstanding throughout each period	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of year	$11.45	$11.61	$10.72	$9.21	$10.21

Investment operations
Net investment income(B)	0.10	0.37	0.25	0.32	0.47
Net realized and change in unrealized gain (loss) on investments	0.88	0.27	1.04	1.58	(0.96)

Total from investment operations	0.98	0.64	1.29	1.90	(0.49)

Distributions
Net investment income	(0.15)	(0.37)	(0.40)	(0.33)	(0.51)
Net realized gains on investments	(0.54)	(0.43)	—	(0.06)	—

Total distributions	(0.69)	(0.80)	(0.40)	(0.39)	(0.51)

Net asset value
End of year	$11.74	$11.45	$11.61	$10.72	$9.21

Total return(C)	9.07%	6.23%	12.40%	21.00%	(5.29)%

Net assets end of year (000’s)	$1,343,452	$971,634	$845,965	$752,723	$621,092

Ratio and supplemental data
Expenses to average net assets:
After reimbursement/recapture	0.70%	0.73%	0.72%	0.74%	0.74%
Before reimbursement/recapture	0.70%	0.73%	0.72%	0.74%	0.74%
Net investment income to average net assets	0.96%	3.35%	2.32%	3.23%	4.47%
Portfolio turnover rate	151%	213%	307%	583%	1,028%

	Transamerica Select Equity
For a share outstanding throughout each period	October 31, 2012	October 31, 2011 (M)
Net asset value
Beginning of period/year	$10.22	$10.00

Investment operations
Net investment income(B)	0.21	0.01
Net realized and change in unrealized gain on investments	1.23	0.21

Total from investment operations	1.44	0.22

Distributions
Net investment income	(0.21)	—	(H)

Total distributions	(0.21)	—	(H)

Net asset value
End of year	$11.45	$10.22

Total return(C)	14.29%	2.31	%(D)

Net assets end of year (000’s)	$1,200,201	$936,279

Ratio and supplemental data
Expenses to average net assets:
After reimbursement/recapture	0.77%	0.83	%(F)
Before reimbursement/recapture	0.77%	0.83	%(F)
Net investment income to average net assets	1.92%	0.83	%(F)
Portfolio turnover rate	66%	6	%(D)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Transamerica Total Return
For a share outstanding throughout each period	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of year	$10.42	$10.80	$10.85	$9.58	$10.47

Investment operations
Net investment income(B)	0.23	0.30	0.35	0.49	0.49
Net realized and change in unrealized gain (loss) on investments	0.62	(0.07)	0.67	1.64	(0.88)

Total from investment operations	0.85	0.23	1.02	2.13	(0.39)

Distributions
Net investment income	(0.33)	(0.30)	(0.34)	(0.67)	(0.44)
Net realized gains on investments	(0.05)	(0.31)	(0.73)	(0.19)	(0.06)

Total distributions	(0.38)	(0.61)	(1.07)	(0.86)	(0.50)

Net asset value
End of year	$10.89	$10.42	$10.80	$10.85	$9.58

Total return(C)	8.30%	2.45%	10.25%	23.74%	(4.04)%

Net assets end of year (000’s)	$803,780	$625,735	$667,721	$505,329	$555,428

Ratio and supplemental data
Expenses to average net assets:
After reimbursement/recapture	0.74%	0.74%	0.74%	0.74%	0.75%
Before reimbursement/recapture	0.74%	0.74%	0.74%	0.74%	0.75%
Net investment income to average net assets	2.16%	2.92%	3.30%	4.95%	4.66%
Portfolio turnover rate	98%	144%	222%	841%	751%

	Transamerica Value
For a share outstanding throughout each period	October 31, 2012	October 31, 2011	October 31, 2010		October 31, 2009	October 31, 2008
Net asset value
Beginning of year	$20.74	$21.56	$18.44		$16.93	$28.93

Investment operations
Net investment income(B)	0.29	0.24	0.19		0.15	0.24
Net realized and change in unrealized gain (loss) on investments	1.86	(0.62)	3.20		1.36	(11.45)

Total from investment operations	2.15	(0.38)	3.39		1.51	(11.21)

Distributions
Net investment income	(0.05)	(0.44)	(0.27)		—	(0.42)
Net realized gains on investments	—	—	—		—	(0.37)

Total distributions	(0.05)	(0.44)	(0.27)		—	(0.79)

Net asset value
End of year	$22.84	$20.74	$21.56		$18.44	$16.93

Total return(C)	10.42%	(1.87)%	18.53%		8.92%	(39.75)%

Net assets end of year (000’s)	$271,559	$307,724	$383,134		$423,550	$336,845

Ratio and supplemental data
Expenses to average net assets:
After reimbursement/recapture	0.87%	0.87%	0.87%		0.87%	0.86%
Before reimbursement/recapture	0.87%	0.87%	0.87%		0.87%	0.86%
Net investment income to average net assets	1.37%	1.06%	0.98%		0.91%	1.00%
Portfolio turnover rate	16%	4%	—	%(N)	17%	29%

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Includes dividends and interest on securities sold short (representing 0.67% and 0.30% of average net assets for 2012 and 2011, respectively).
(F)	Annualized.
(G)	Commenced operations on July 1, 2009.
(H)	Rounds to less than $0.01 or $(0.01).
(I)	Commenced operations on June 10, 2008.
(J)	Commenced operations on March 1, 2008.
(K)	Commenced operations on September 15, 2008.
(L)	Includes dividends and interest on securities sold short (representing 2.03%, 2.17%, 1.35%, 2.09%, and 1.30% of average net assets for 2012, 2011, 2010, 2009, and 2008, respectively).
(M)	Commenced operations on August 31, 2011.
(N)	Rounds to less than 1%.

Note: Prior to November 1, 2009, all the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Commodity Strategy

(formerly, Transamerica Goldman Sachs Commodity Strategy)

(unaudited)

MARKET ENVIRONMENT

The energy sector was the main driver of the index’s negative return. Crude oil was the largest driver in the sector as increasing supplies and continued global economic concerns drove prices lower. In addition, natural gas prices reached a record low level amid milder-than-normal temperatures over the winter period, leaving record gas volume in storage as production continued to tick up. The agriculture sector was the strongest performer over the period, driven by a severe drought in the U.S. Midwest during the summer growing season of 2012.

PERFORMANCE

For the year ended October 31, 2012, Transamerica Commodity Strategy Class I2 returned (6.57%). By comparison, its benchmark, the Dow Jones-UBS Commodity, returned (4.44%).

STRATEGY REVIEW

During the period, the fund underperformed its benchmark. The primary detractor from performance was our deferred positioning in soybeans, corn and wheat. Hot and dry weather during the growing season in the U.S. Midwest caused significant damage to the crop causing grain prices to rally. Nearby corn, soybean and wheat futures outperformed longer-dated futures, leading to our deferred futures position to underperform that of the benchmark. Offsetting some of this negative impact, our deferred position in natural gas added to performance in the first quarter of 2012 as milder-than-normal temperatures over the winter period left record natural gas volumes in storage, causing nearby natural gas prices to decline more than deferred natural gas prices.

As of October 31, 2012, the fund held exposure to commodities through customized swaps on the Dow Jones-UBS (“DJ-UBS”) Commodity. Relative to the benchmark, we have 6-months deferred positions in Western Texas Intermediate crude oil and natural gas with the remaining commodities in the same contract month as the benchmark.

Goldman Sachs Asset Management’s (“GSAM”) strategy seeks to provide full exposure to the DJ-UBS Commodity. GSAM employs a semi-active approach whereby we do not take active views on individual commodities, but rather create exposure to commodities through the purchase of DJ-UBS total return swaps and total return swaps on enhanced roll versions of the index that deviate from the standard index roll.

Roll management is the primary source of our alpha generation. We implement the roll by deviating slightly from the DJ-UBS convention, which calls for rolling 20% of the futures each day on business days five through nine on a bi-monthly basis. Instead, we tactically avoid the buying pressure that coincides with the peak roll period, which can create a modest amount of alpha with small increases in tracking error.

To the extent the firm believes fundamental or technical developments will impact the futures roll timing decision, it will incorporate those views into the fund by electing to roll positions earlier, later, forward, or in different weights versus the index roll. Roll timing strategies employed may include: alternative roll date modifications, which avoid the market impact of plain vanilla index rolls during business days 5 to 9; forward exposure roll modifications, which avoid the market impact of vanilla index rolls and move exposure out the curve to mitigate the returns impact often associated with persistent contango; and seasonal roll modifications, which take advantage of seasonal relationships in commodity markets to increase returns. These strategies enable GSAM to generate potential excess returns over the benchmark.

Stephen Lucas

Michael G. Johnson

John Calvaruso, CFA

Co-Portfolio Managers

Goldman Sachs Asset Management, L.P.

Transamerica Funds		Annual Report 2012

Transamerica Commodity Strategy

(formerly, Transamerica Goldman Sachs Commodity Strategy)

(unaudited)

Average Annual Total Return for Periods Ended 10/31/2012

	1 Year	5 Years	10 Years or Life of Fund	Inception Date
Class I2 (NAV)	(6.57)%	(4.34)%	2.13%	01/03/2007
Dow Jones–UBS Commodity *	(4.44)%	(4.43)%	(0.98)%

NOTES

*	The Dow Jones–UBS Commodity Index Total Return USD (“Dow Jones–UBS Commodity”) is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The 10 Years or Life of Fund calculation is based on inception date of the class. You cannot invest directly in an index.

The performance data presented represents past performance; future results may vary. Performance data does not reflect the deduction of taxes that would be paid on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Please see www.transamericafunds.com for performance data current to the most recent month-end. Net Asset Value (“NAV”) returns include the reinvestment of dividends and capital gains. Fund shares are sold without a sales load.

Performance figures reflect any fee waivers and/or expense reimbursements by the Investment Adviser. Without such waivers and/or reimbursements, the performance would be lower. Future waivers and/or reimbursements are at the discretion of the Investment Adviser.

The fund’s investment exposure to the commodities markets may subject the fund to greater volatility than investments in more traditional securities, such as stocks and bonds. The performance of commodity-linked derivative instruments may depend on the performance of the overall commodities markets and on other factors that affect the value of commodities, including weather, disease, and political, tax, and other regulatory developments. This material must be preceded or accompanied by a current prospectus, which includes specific contents regarding the investment objectives and policies of this fund. This fund is only available in Class I2 shares, which are not available for direct investment by the public.

Transamerica Funds		Annual Report 2012

Transamerica Global Allocation

(formerly, Transamerica BlackRock Global Allocation)

(unaudited)

MARKET ENVIRONMENT

For the period of November 1, 2011 through October 31, 2012, global investors generally put aside concerns about Europe’s credit crisis, slowing growth in China, and uncertainty surrounding U.S. elections so as to drive up the returns of global equities versus returns of global bonds. We continue to believe that the best opportunities continue to lie primarily in high-quality equities and certain commodity-oriented investments relative to nearly all forms of fixed income securities, but particularly Western government bonds. Nevertheless, we believe that a diversified approach will remain important, as concerns regarding the U.S. “fiscal cliff” are likely to endure throughout the remainder of 2012, and because some degree of fiscal drag is highly likely to occur in the U.S., even if the full effects of the fiscal cliff are avoided.

PERFORMANCE

For the year ended October 31, 2012, Transamerica Global Allocation Class I2 returned 4.91%. By comparison, its primary and secondary benchmark the Financial Times Stock Exchange World Index (“FTSE World”) and the Transamerica Global Allocation Blended Benchmark, returned 9.48% and 7.75%, respectively.

STRATEGY REVIEW

For the 12-month period ended October 31, 2012, the fund underperformed the broad-based all-equity benchmark, the FTSE World Index and underperformed the Transamerica Global Allocation Blended Benchmark, which is comprised of the Standard & Poor’s 500® Index (36%), Financial Times Stock Exchange All-World ex-U.S. Index (24%), Bank of America Merrill Lynch U.S. Treasury Current 5-Year Index (24%), and Citigroup Non-U.S. Dollar World Government Bond Index (16%).

Within equities, the fund’s underweights in the U.S. and Canada detracted from performance. An overweight to Japan also detracted although this was partially offset by stock selection. From a sector perspective, an overweight and stock selection in materials and energy, as well as stock selection in information technology, had a negative impact. Stock selection in utilities contributed to performance. Within financials, stock selection was also additive, although positive effects were partially offset by an underweight exposure to the sector. The fund’s overall relative underweight in fixed income added to returns. Within fixed income, an overweight to corporate bonds also contributed to performance. The fund’s overweight to cash also weighed on returns.

During the 12-month period, the fund’s overall equity allocation decreased from 63% of net assets to 60%. Within equities, the fund decreased its weightings in Asia and Latin America and increased its weighting in the United States and Europe. The fund decreased its sector weightings in energy, materials, telecom, utilities, and industrials and increased its weightings in health care and financials. The fund’s allocation to fixed income decreased over the period from 27% of net assets to 24%. In the fixed income segment, the fund reduced exposure to U.S. Treasury securities and U.S. dollar-denominated foreign convertible bonds. Conversely, the fund increased exposure to U.S. dollar-denominated foreign corporate bonds, U.S. corporate bonds, and Australian government bonds. Reflecting the changes in the fund’s overall allocations to the equity and fixed income asset classes during the period, the fund’s cash and cash equivalent holdings increased from 10% of net assets to 16%.

Relative to the Transamerica Global Allocation Blended Benchmark, the fund ended the period neutral in equities, significantly underweight in fixed income and overweight in cash and cash equivalents. Within equities, the fund was overweight in Asia (most notably in Japan) and underweight in Europe and the United States. On a sector basis, the fund was overweight in materials, health care, energy, telecom, and IT, and underweight in financials, consumer staples, consumer discretionary, and industrials. Within fixed income, the fund was underweight U.S. treasuries, Japanese government bonds, and sovereign debt in Europe, and overweight sovereign debt in Australia and Brazil. In addition, the fund was overweight convertible bonds and corporate debt. With respect to currency exposure, the fund was overweight the U.S. Dollar, Brazilian Real, Singapore Dollar, and Canadian Dollar, along with smaller overweights in several emerging Asian currencies. The fund was underweight the Euro, Japanese Yen and British Pound.

Throughout the period, cash helped mitigate fund volatility and served as a source of funds for new investments. In addition, the fund’s cash position helped keep overall fund duration (sensitivity to interest rate movements) low.

The fund uses derivatives which may include options, futures, indexed securities, inverse securities, swaps and forward contracts both to seek to increase the return of the fund and to hedge (or protect) the value of the assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. The use of options, futures, indexed securities, inverse securities, swaps and forward contracts can be effective in protecting or enhancing the value of the fund’s assets and the fund will not engage in certain strategies that are considered highly risky and speculative. In addition, the Global Allocation Team adheres to all BlackRock-wide policies and SEC guidelines to ensure that the fund does not use leverage.

Dennis Stattman, CFA

Dan Chamby, CFA

Aldo Roldan

Co-Portfolio Managers

BlackRock Investment Management, LLC

Transamerica Funds		Annual Report 2012

Transamerica Global Allocation

(formerly, Transamerica BlackRock Global Allocation)

(unaudited)

Average Annual Total Return for Periods Ended 10/31/2012

	1 Year	5 Years	10 Years or Life of Fund	Inception Date
Class I2 (NAV)	4.91%	1.78%	6.04%	12/06/2005
FTSE World *	9.48%	(2.21)%	3.69%
Transamerica Global Allocation Blended Benchmark *	7.75%	2.19%	5.34%

NOTES

*

The Financial Times Stock Exchange World Index (“FTSE World”), and the Transamerica Global Allocation Blended Benchmark are unmanaged indices used as a general measure of market performance. The Transamerica Global Allocation Blended Benchmark is composed of the following benchmarks: Standard & Poor’s 500® Index, 36%, The FTSE World, 24%, Merrill Lynch current 5-year Treasury Index, 24%, and Citigroup World Government Bond Index, 16%. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The 10 Years or Life of Fund calculation is based on the inception date of the class. You cannot invest directly in an Index.

The performance data presented represents past performance; future results may vary. Performance data does not reflect the deduction of taxes that would be paid on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Please see www.transamericafunds.com for performance data current to the most recent month-end. Net Asset Value (“NAV”) returns include the reinvestment of dividends and capital gains. Fund shares are sold without a sales load.

Performance figures reflect any fee waivers and/or expense reimbursements by the Investment Adviser. Without such waivers and/or reimbursements, the performance would be lower. Future waivers and/or reimbursements are at the discretion of the Investment Adviser.

Global, foreign, and emerging market investing involves special considerations, including risks related to market and currency volatility, adverse social and political developments, and the relatively small size and lesser liquidity of these markets. The risks of investing in foreign securities are magnified in emerging markets. This material must be preceded or accompanied by a current prospectus, which includes specific contents regarding the investment objectives and policies of this fund. This fund is only available in Class I2 shares, which are not available for direct investment by the public.

Transamerica Funds		Annual Report 2012

Transamerica Managed Futures Strategy

(formerly, Transamerica AQR Managed Futures Strategy)

unaudited

MARKET ENVIRONMENT

The fund does not express any fundamental views on the market environment. Instead, the fund pursues an active managed futures strategy. We invest in futures and forward contracts both long and short across the global equity, fixed income, commodity, and currency markets. We utilize both short and long-term trend following signals to attempt to profit from different types of trends that occur in all of these markets. Trend following can be simply described as going long markets that are rising in price and going short markets that are falling in price. In addition to trend following signals, we also incorporate signals that seek to identify overextended trends and reduce risk when the chance of a reversal is perceived as higher than normal, since market reversals generally cause losses for trend following strategies.

PERFORMANCE

For the year ended October 31, 2012, Transamerica Managed Futures Strategy, Class I2 returned 0.31%. By comparison, its benchmark, the Citigroup 3-Month Treasury Bill + 7% Wrap Index, returned 7.29%.

STRATEGY REVIEW

Fixed income was the strongest contributing asset class over the period. Most of the gains came from being generally long in global bond markets as well as short term interest rate futures, largely due to aggressive monetary policy actions undertaken by central banks around the world to combat a lackluster global economic growth.

In commodities, the fund performed well yearly in the period as it benefited from continued weakness in natural gas, which dropped primarily because of a very mild winter that tempered seasonal demand. The fund also benefited from drops in softs and precious metals. Conversely, the fund suffered later in the period as short positions detracted from performance when commodities generally rallied.

Equities were a small detractor from the fund’s performance. The fund was generally long equity markets in the period. This contributed to performance when equity markets generally rallied, but detracted from performance during periods of sharp drawdowns.

Currencies detracted from performance as trends reversed from the previous period, and instead generally followed a relatively choppy or trendless pattern throughout the year.

From a signal perspective, long term trend following signals contributed positively while short term trend following signals detracted. Overextended trend signals contributed positively as well, as a number of markets suffered sharp reversals. Overall, we believe this period continued to illustrate the importance of our fund construction, which emphasizes diversification across asset classes as well as diversification across signals.

Clifford S. Asness

John M. Liew

Brian K. Hurst

Yao Hua Ooi

Co-Portfolio Managers

AQR Capital Management, LLC.

Transamerica Funds		Annual Report 2012

Transamerica Managed Futures Strategy

(formerly, Transamerica AQR Managed Futures Strategy)

(unaudited)

Average Annual Total Return for Periods Ended 10/31/2012

	1 Year	10 Years or Life of Fund	Inception Date
Class I2 (NAV)	0.31%	(2.30)%	09/30/2010
Citigroup 3-Month Treasury Bill *	7.29%	7.32%

NOTES

*	The Citigroup 3-Month Treasury Bill + 7% Wrap Index (“Citigroup 3-Month Treasury Bill”) is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The 10 Years or Life of Fund calculation is based on the inception date of the class. You cannot invest directly in an index.

The performance data presented represents past performance; future results may vary. Performance data does not reflect the deduction of taxes that would be paid on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Please see www.transamericainvestments.com for performance data current to the most recent month-end. Net Asset Value (“NAV”) returns include the reinvestment of dividends and capital gains. Fund shares are sold without a sales load.

Performance figures reflect any fee waivers and/or expense reimbursements by the Investment Adviser. Without such waivers and/or expense reimbursements, the performance would be lower. Future waivers and/or reimbursements are at the discretion of the Investment Adviser.

Securities purchased for an arbitrage strategy are intended to take advantage of a perceived relationship between the value of two securities and may not perform as expected. This material must be preceded or accompanied by a current prospectus, which includes specific contents regarding the investment objectives and policies of this fund. This fund is only available in Class I2 shares, which are not available for direct investment by the public.

Transamerica Funds		Annual Report 2012

Understanding Your Funds’ Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees, dividend expense on short-sales, and other fund expenses.

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at May 1, 2012 and held for the entire period until October 31, 2012.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLES FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not a part of the advisory and administrative fees. Examples of such expenses are fees and expenses of trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Fund Name(B)	Beginning Account Value	Ending Account Value	Expenses Paid During Period(C)	Ending Account Value	Expenses Paid During Period(C)	Annualized Expense Ratio
Transamerica Commodity Strategy	$1,000.00	$997.90	$3.62	$1,021.52	$3.66	0.72%
Transamerica Global Allocation	1,000.00	1,009.10	5.10	1,020.06	5.13	1.01
Transamerica Managed Futures Strategy	1,000.00	995.70	6.82	1,018.30	6.90	1.36

(A)	5% return per year before expenses.
(B)	See the Notes to the Financial Statements for information regarding name changes for the funds.
(C)

Expenses are calculated using the funds’ annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days), and divided by the number of days in the year (366 days).

Transamerica Funds		Annual Report 2012

Consolidated Schedules of Investments Composition

At October 31, 2012

(The following charts summarize the Consolidated Schedules of Investments of the funds by asset type)

(unaudited)

Transamerica Commodity Strategy	% of Net Assets
Short-Term U.S. Government Obligations	65.7%
Repurchase Agreement	25.7
Securities Lending Collateral	20.5
Other Assets and Liabilities—Net(A)	(11.9)

Total	100.0%

Transamerica Global Allocation	% of Net Assets
Common Stocks	58.2%
Short-Term U.S. Government Obligations	14.7
Securities Lending Collateral	10.9
Foreign Government Obligations	9.4
U.S. Government Obligations	5.7
Corporate Debt Securities	4.1
Convertible Bonds	3.0
Short-Term Foreign Government Obligations	3.0
Investment Companies	2.7
Preferred Stocks	1.1
Purchased Options	0.7
Convertible Preferred Stocks	0.5
Loan Assignments	0.4
Mortgage-Backed Security	0.1
Preferred Corporate Debt Securities	0.0	(B)
Warrants	0.0	(B)
Right	0.0	(B)
Other Assets and Liabilities—Net(A)	(14.5)

Total	100.0%

Transamerica Managed Futures Strategy	% of Net Assets
Investment Companies	87.8%
Other Assets and Liabilities—Net(A)	12.2

Total	100.0%

(A)

The Other Assets and Liabilities—Net category may include, but is not limited to, Forward Foreign Currency contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, and Cash Collateral.

(B)	Amount rounds to less than 0.1%.

Transamerica Funds		Annual Report 2012

Transamerica Commodity Strategy

(formerly, Transamerica Goldman Sachs Commodity Strategy)

CONSOLIDATED SCHEDULE OF INVESTMENTS

At October 31, 2012

	Principal (000’s)	Value (000’s)
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—65.7%
U.S. Treasury Bill
0.08%, 01/10/2013 ^	$19,000	$18,995
0.10%, 02/07/2013 ^	20,000	19,992
0.12%, 03/07/2013 	20,000	19,988
0.17%, 08/22/2013—09/19/2013 	40,000	39,941

Total Short-Term U.S. Government Obligations (cost $98,916)		98,916

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL—20.5%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.31% 	30,835,620	30,836
Total Securities Lending Collateral (cost $30,836)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT—25.7%
State Street Bank & Trust Co. 0.03% , dated 10/31/2012, to be repurchased at $38,705 on 11/01/2012. Collateralized by U.S. Government Agency Obligations, 3.00%, due 12/01/2026, and with a total value of $39,484.	$38,705	$38,705
Total Repurchase Agreement (cost $38,705)

Total Investment Securities (cost $168,457) P		168,457
Other Assets and Liabilities—Net		(17,964)

Net Assets		$150,493

OVER THE COUNTER SWAP AGREEMENTS: b

TOTAL RETURN SWAP AGREEMENTS—RECEIVABLE: (A)

Reference Entity	Fixed Rate	Termination Date	Counterparty	Notional Amount (000’s)	Market Value (000’s)			Premiums Paid (Received) (000’s)	Unrealized Appreciation (Depreciation) (000’s)
Dow Jones-UBS Commodity Custom Index §	0.27%	06/13/2013	UBS	$53,873	$	¿		$—	$	¿
Dow Jones-UBS Commodity Custom Index §	0.27	06/13/2013	UBS	1,506		¿		—		¿
Dow Jones-UBS Commodity Custom Index §	0.27	06/13/2013	UBS	30,566		¿		—		¿
GSAM MLBXGSM7 Index §	0.25	12/17/2012	BOA	38,691		¿		—		¿
GSAM MLBXGSM7 Index §	0.25	12/17/2012	BOA	26,600		(¿	)	—		(¿	)

					$	¿		$—	$	¿

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of 10/31/2012:

Counterparty	Total Market Value of OTC Derivatives		Collateral (Received)/Pledged	Net Exposures
BOA	$	¿	$8,690	$8,690
UBS		¿	10,425	10,425

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Commodity Strategy

(formerly, Transamerica Goldman Sachs Commodity Strategy)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

	Rate shown reflects the yield at 10/31/2012.
^	All or a portion of this security is on loan. The value of all securities on loan is $30,223.
P	Aggregate cost for federal income tax purposes is $192,632. Net unrealized depreciation for tax purposes is $11,059.
b	Cash, in the amount of $19,115, has been segregated by the custodian for the benefit of the broker for open swap contracts.
(A)

At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

§	Illiquid. Total aggregate market value of illiquid derivatives is less than $1, or less than 0.01% of the fund’s net assets.
¿	Amount is less than 1.

DEFINITIONS:

BOA	Bank of America
OTC	Over the Counter
UBS	UBS Warburg LLC

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/2012
Repurchase Agreement	$—	$38,705	$—	$38,705
Securities Lending Collateral	30,836	—	—	30,836
Short-Term U.S. Government Obligations	—	98,916	—	98,916

Total	$30,836	$137,621	$—	$168,457

Other Financial Instruments ₣	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs			Level 3 - Significant Unobservable Inputs	Value at 10/31/2012
Total Return Swaps—Appreciation	$—	$	¿		$—	$	¿
Total Return Swaps—Depreciation	—		(¿	)	—		(¿	)

Total	$—	$	¿		$—	$	¿

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 10/31/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.
Transamerica Funds		Annual Report 2012

Transamerica Global Allocation

(formerly, Transamerica BlackRock Global Allocation)

CONSOLIDATED SCHEDULE OF INVESTMENTS

At October 31, 2012

	Principal (000’s)		Value (000’s)
U.S. GOVERNMENT OBLIGATIONS—5.7%
United States—5.7%
U.S. Treasury Note
0.63%, 09/30/2017 ^		$1,544	$1,538
1.00%, 09/30/2019 ^		1,172	1,162
1.25%, 10/31/2019		392	395
1.38%, 09/30/2018		1,627	1,670
1.75%, 05/15/2022 g		562	568
2.00%, 11/15/2021		409	424
2.25%, 03/31/2016		3,035	3,220
2.63%, 08/15/2020		2,721	2,990
3.50%, 05/15/2020 ☼		5,091	5,927

Total U.S. Government Obligations (cost $16,749)			17,894

FOREIGN GOVERNMENT OBLIGATIONS—9.4%
Australia—2.6%
Australia Government Bond
4.75%, 11/15/2012	AUD	1,453	1,509
5.50%, 12/15/2013—04/21/2023		3,702	4,483
5.75%, 05/15/2021— 07/15/2022		1,710	2,150
Brazil—1.5%
Brazil Notas do Tesouro Nacional
6.00%, 05/15/2015—08/15/2022	BRL	1,279	1,602
10.00%, 01/01/2017—01/01/2021		5,936	3,073
Canada—0.5%
Canadian Government Bond
1.50%, 03/01/2017	CAD	560	565
3.50%, 06/01/2020		416	473
4.00%, 06/01/2016		363	398
Germany—2.0%
Bundesrepublik Deutschland
3.50%, 07/04/2019	EUR	1,801	2,733
4.25%, 07/04/2017		2,299	3,506
Hong Kong—0.5%
Hong Kong Government Bond
1.67%, 03/24/2014	HKD	1,550	204
1.69%, 12/22/2014		1,500	199
2.03%, 03/18/2013		2,850	370
3.51%, 12/08/2014		2,750	379
4.13%, 02/22/2013		1,950	255
Malaysia—0.5%
Malaysia Government Bond
5.09%, 04/30/2014	MYR	1,956	661
Republic of Malaysia
3.21%, 05/31/2013		1,988	653
3.46%, 07/31/2013		1,092	360
Netherlands—0.1%
Netherlands Government Bond
1.00%, 02/24/2017—144A		$373	375
Poland—0.1%
Republic of Poland
3.00%, 08/24/2016	PLN	1,352	447
Switzerland—0.2%
Switzerland Government Bond
2.00%, 04/28/2021—05/25/2022	CHF	255	312
2.25%, 07/06/2020		210	259
United Kingdom—1.4%
United Kingdom Gilt
4.00%, 09/07/2016	GBP	279	509
4.75%, 03/07/2020		2,007	4,018

Total Foreign Government Obligations (cost $28,241)			29,493

	Principal (000’s)		Value (000’s)
MORTGAGE-BACKED SECURITY—0.1%
United States—0.1%
Banc of America Large Loan, Inc.
Series 2010-HLTN, Class HLTN
1.96%, 11/15/2015—144A *		$362	$362
Total Mortgage-Backed Security (cost $328)

PREFERRED CORPORATE DEBT SECURITIES—0.0% ¥
United States—0.0% ¥
Deutsche Bank Capital Funding Trust VII
5.63%, 01/19/2016—144A * Ž		64	61
NB Capital Trust II
7.83%, 12/15/2026		31	32

Total Preferred Corporate Debt Securities (cost $81)			93

CORPORATE DEBT SECURITIES—4.1%
Argentina—0.0% ¥
Empresa Distribuidora Y Comercializadora Norte
9.75%, 10/25/2022—144A		73	34
Australia—0.4%
Commonwealth Bank of Australia
1.90%, 09/18/2017		250	254
FMG Resources August 2006 Pty, Ltd.
6.00%, 04/01/2017—144A		120	115
National Australia Bank, Ltd.
2.00%, 06/20/2017—144A		462	478
TFS Corp., Ltd.
11.00%, 07/15/2018—144A §		515	491
Austria—0.1%
OGX Austria GmbH
8.50%, 06/01/2018—144A ^		340	297
Brazil—0.2%
Banco Bradesco SA
4.50%, 01/12/2017—144A ^		200	215
Hypermarcas SA
6.50%, 04/20/2021—144A ^		170	183
Canada—0.1%
Bank of Nova Scotia
2.55%, 01/12/2017 ^		261	276
Viterra, Inc.
5.95%, 08/01/2020—144A		106	114
Cayman Islands—0.3%
Hutchison Whampoa International 11, Ltd.
3.50%, 01/13/2017—144A		271	288
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.35%, 06/30/2021—144A ^		183	211
Petrobras International Finance Co.—Pifco
3.50%, 02/06/2017		193	204
Chile—0.3%
Banco del Estado de Chile
2.03%, 04/02/2015		250	248
Banco Santander Chile
2.44%, 02/14/2014—144A *		270	266
Inversiones Alsacia SA
8.00%, 08/18/2018—144A §		190	200
Guernsey, Channel Islands—0.0% ¥
Credit Suisse Group Guernsey I, Ltd.
7.88%, 02/24/2041—Reg S *		200	208
Ireland—0.0% ¥
Nara Cable Funding, Ltd.
8.88%, 12/01/2018—144A	EUR	100	122

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Global Allocation

(formerly, Transamerica BlackRock Global Allocation)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal (000’s)		Value (000’s)
Luxembourg—0.3%
Capsugel FinanceCo S.C.A.
9.88%, 08/01/2019—144A	EUR	100	$147
Intelsat Jackson Holdings SA
7.50%, 04/01/2021		$234	251
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/2022—144A ^		200	200
TNK-BP Finance SA
6.63%, 03/20/2017—144A		100	113
TNK-BP Finance SA—Series 2
7.50%, 07/18/2016—144A		100	114
Netherlands—0.0% ¥
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 01/19/2017		285	307
New World Resources NV
7.88%, 05/01/2018—Reg S	EUR	91	117
Singapore—0.1%
Bumi Investment Pte, Ltd.
10.75%, 10/06/2017—144A		$144	112
Oversea-Chinese Banking Corp., Ltd.
1.63%, 03/13/2015—144A		274	277
Sweden—0.1%
Nordea Bank AB
3.13%, 03/20/2017—144A		200	211
Switzerland—0.0% ¥
UBS AG
5.88%, 12/20/2017		100	118
United Kingdom—0.2%
BAT International Finance PLC
2.13%, 06/07/2017—144A ^		189	193
Lloyds TSB Bank PLC
13.00%, 01/22/2029 * Ž	GBP	340	714
United States—2.0%
Ally Financial, Inc.
4.50%, 02/11/2014		$155	160
American Express Credit Corp.
1.75%, 06/12/2015		190	195
2.38%, 03/24/2017		85	89
Anheuser-Busch InBev Worldwide, Inc.
1.38%, 07/15/2017		157	159
Bank of America Corp.
1.50%, 10/09/2015		413	414
Building Materials Corp., of America
6.88%, 08/15/2018—144A		61	65
Cablevision Systems Corp.
5.88%, 09/15/2022		118	117
Calpine Corp. (Escrow Shares)
8.75%, 07/15/2013 Ә		2,142	¿
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25%, 09/30/2022		387	389
Citigroup Funding, Inc.
0.80%, 11/27/2012 		400	400
Citigroup, Inc.
5.95%, 01/30/2023 * Ž		142	146
CONSOL Energy, Inc.
8.00%, 04/01/2017		300	316
Cricket Communications, Inc.
7.75%, 10/15/2020 ^		117	121
DaVita, Inc.
6.38%, 11/01/2018		91	97
6.63%, 11/01/2020		73	78

	Principal (000’s)		Value (000’s)
United States (continued)
Delta Topco Limited
10.00%, 11/24/2060 Ә § Δ		$497	$533
DJO Finance LLC / DJO Finance Corp.
9.75%, 10/15/2017		50	42
Ford Motor Credit Co., LLC
6.63%, 08/15/2017		112	131
General Electric Capital Corp.
5.63%, 05/01/2018		185	220
6.25%, 12/15/2022 * Ž		300	327
Hughes Satellite Systems Corp.
6.50%, 06/15/2019		169	181
7.63%, 06/15/2021		89	99
Hyundai Capital America
1.63%, 10/02/2015—144A		74	74
2.13%, 10/02/2017—144A		117	118
JPMorgan Chase Bank NA
0.73%, 06/13/2016 *		250	242
Linn Energy LLC / Linn Energy Finance Corp.
7.75%, 02/01/2021		158	169
Morgan Stanley
4.88%, 11/01/2022		157	159
Phibro Animal Health Corp.
9.25%, 07/01/2018—144A		52	50
Reliance Holdings USA, Inc.
4.50%, 10/19/2020—144A		294	311
SunGard Data Systems, Inc.
7.38%, 11/15/2018		171	184
Texas Industries, Inc.
9.25%, 08/15/2020 ^		212	226

Total Corporate Debt Securities (cost $12,470)			12,890

CONVERTIBLE BONDS—3.0%
Bermuda—0.0% ¥
Celestial Nutrifoods, Ltd.
0.00%, 06/12/2011 Џ ‡ §	SGD	1,400	34
Cayman Islands—0.4%
China Milk Products Group, Ltd.
0.00%, 01/05/2012 Џ ‡ §		$600	120
FU JI Food and Catering Services Holdings, Ltd.
0.00%, 10/18/2010 Џ ‡ §	CNY	2,700	4
Pyrus, Ltd.
7.50%, 12/20/2015—144A §		$200	224
Zeus Cayman
2.67%, 08/19/2013 	JPY	67,000	818
China—0.0% ¥
China Petroleum & Chemical Corp.
1.73%, 04/24/2014 	HKD	820	125
Guernsey, Channel Islands—0.1%
Credit Suisse Group Capital
4.00%, 03/29/2013 Ә	CHF	214	308
India—0.3%
REI Agro, Ltd.
5.50%, 11/13/2014—144A §		$640	436
Suzlon Energy, Ltd.
Zero Coupon, 07/25/2014 §		342	188
0.01%, 10/11/2012  Џ ‡		187	126
Jersey, Channel Islands—0.3%
Dana Gas Sukuk, Ltd.
7.50%, 10/31/2049 ^		1,400	1,092

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Global Allocation

(formerly, Transamerica BlackRock Global Allocation)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Principal (000’s)		Value (000’s)
Malaysia—0.1%
Paka Capital, Ltd.
3.02%, 03/12/2013 		$200	$205
Netherlands—0.4%
Bio City Development Co. B.V.
8.00%, 07/06/2018—144A §		1,200	1,197
Singapore—0.5%
CapitaLand, Ltd.
2.10%, 11/15/2016	SGD	500	411
2.95%, 06/20/2022		750	600
3.13%, 03/05/2018		250	219
Keppel Land, Ltd.
2.50%, 06/23/2013		200	164
Olam International, Ltd.
6.00%, 10/15/2016		$400	433
Ying Li International Real Estate, Ltd.
4.00%, 03/03/2015 §	SGD	500	426
United Kingdom—0.1%
Essar Energy PLC
4.25%, 02/01/2016		$200	140
United States—0.8%
Electronic Arts, Inc.
0.75%, 07/15/2016		105	95
Gilead Sciences, Inc.
1.63%, 05/01/2016		335	527
Hologic, Inc.—Series 2010
2.00%, 12/15/2037 *		494	555
Mylan, Inc.
3.75%, 09/15/2015		292	577
Stillwater Mining Co.
1.75%, 10/15/2032		118	122
Take-Two Interactive Software, Inc.
1.75%, 12/01/2016—144A		306	291
4.38%, 06/01/2014		73	91

Total Convertible Bonds (cost $11,244)			9,528

LOAN ASSIGNMENTS—0.4%
Canada—0.0% ¥
Essar Steel Algoma, Inc.
8.75%, 09/19/2014 *		94	94
United States—0.4%
Navistar, Inc., Tranche B
7.00%, 08/17/2017 *		48	48
Obsidian Natural Gas Trust
7.00%, 11/02/2015 * §		751	751
Vodafone Amers Finance 2, Inc., Tranche B
6.25%, 07/11/2016 * §		386	395

Total Loan Assignments (cost $1,271)			1,288

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS—3.0%
Germany—0.4%
German Treasury Bill
Zero Coupon, 12/05/2012—01/23/2013	EUR	800	1,038
Japan—1.0%
Japan Treasury Discount Bill
0.10%, 02/20/2013 	JPY	60,000	751
0.11%, 12/10/2012—01/16/2013 		110,000	1,378
0.73%, 11/09/2012 		80,000	1,002
Mexico—0.6%
Mexico Cetes
4.76%, 11/15/2012 	MXN	13,040	994
6.36%, 12/13/2012 		12,715	966

	Principal (000’s)		Value (000’s)
Singapore—1.0%
Singapore Treasury Bill
0.23%, 01/10/2013—01/31/2013 	SGD	2,726	$2,233
0.25%, 02/07/2013 		1,129	925

Total Short-Term Foreign Government Obligations (cost $9,210)			9,287

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—14.7%
United States—14.7%
U.S. Treasury Bill
0.05%, 11/01/2012—11/08/2012 		$11,975	11,974
0.07%, 12/06/2012—12/13/2012 ^		6,270	6,270
0.07%, 01/03/2013—01/17/2013 		4,780	4,780
0.08%, 12/20/2012 		3,100	3,100
0.08%, 01/10/2013 ^		575	575
0.09%, 01/24/2013 		2,945	2,944
0.10%, 01/31/2013 		10,875	10,871
0.12%, 11/15/2012 ^		2,200	2,200
0.12%, 11/23/2012 		3,500	3,500

Total Short-Term U.S. Government Obligations (cost $46,214)			46,214

	Shares		Value (000’s)
CONVERTIBLE PREFERRED STOCKS—0.5%
United States—0.5%
General Motors Co., 4.75% ^		7,376	300
Health Care REIT, Inc., 6.50%		3,997	225
NextEra Energy, Inc., 5.60%		4,971	253
Omnicare Capital Trust II, 4.00%		2,661	125
PPL Corp., 8.75%		3,988	216
PPL Corp., 9.50% ^		4,300	234
United Technologies Corp., 7.50%		2,704	147
Wells Fargo & Co., 7.50%		145	181

Total Convertible Preferred Stocks (cost $1,616)			1,681

PREFERRED STOCKS—1.1%
Brazil—0.2%
Cia Brasileira de Distribuicao Grupo Pao de Acucar, 0.78% 		7,208	331
Itau Unibanco Holding SA, 3.80% 		18,947	277
Germany—0.3%
Volkswagen AG, 1.86% 		4,188	866
United Kingdom—0.2%
HSBC Holdings PLC, 8.00% ^		8,400	237
Royal Bank of Scotland Group PLC, 6.40% ‡		5,075	110
Royal Bank of Scotland Group PLC, 6.75% ^ ‡		2,725	61
Royal Bank of Scotland Group PLC, 7.25% ‡		8,364	199
United States—0.4%
Citigroup Capital XIII, 7.88% *		13,106	364
GMAC Capital Trust I, 8.13% *		17,508	458
RBS Capital Funding Trust VII, 6.08% ‡ Ž		5,177	97
US Bancorp—Series F, 6.50% *		7,244	214
US Bancorp—Series G, 6.00% * ^		4,308	124

Total Preferred Stocks (cost $2,891)			3,338

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Global Allocation

(formerly, Transamerica BlackRock Global Allocation)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Shares	Value (000’s)
COMMON STOCKS—58.2%
Australia—0.4%
Asciano, Ltd.	50,214	$238
Newcrest Mining, Ltd.	13,720	376
Orica, Ltd.	7,190	187
Telstra Corp., Ltd.	48,257	207
Belgium—0.1%
RHJ International ‡	36,300	181
Brazil—0.8%
Cia Energetica de Minas Gerais ADR	6,882	83
Cyrela Brazil Realty SA Empreendimentos e Participacoes	27,741	235
Hypermarcas SA ‡	37,975	302
MRV Engenharia e Participacoes SA	47,504	241
Petroleo Brasileiro SA—Class A ADR	28,419	583
Qualicorp SA ‡	21,554	221
SLC Agricola SA	24,481	234
Telefonica Brasil SA ADR	10,926	241
Canada—1.6%
Athabasca Oil Corp. ‡	44,600	540
Bank of Nova Scotia ^	5,098	277
Detour Gold Corp. ‡	6,734	190
Eldorado Gold Corp.	27,542	407
Kinross Gold Corp.	37,002	368
Osisko Mining Corp. ‡	28,608	281
Rogers Communications, Inc.—Class B ^	4,926	216
Shaw Communications, Inc.—Class B	4,616	101
Silver Wheaton Corp.	13,563	549
Sino-Forest Corp.—Class A ‡ Ә ^	20,700	28
Suncor Energy, Inc.	28,554	958
Talisman Energy, Inc.	11,017	125
Teck Resources, Ltd.—Class B	1,339	43
TELUS Corp. Ә	3,170	206
Toronto-Dominion Bank ^	2,401	195
Chile—0.0% ¥
Sociedad Quimica y Minera de Chile SA ADR	2,651	153
Denmark—0.1%
A.P. Moller—Maersk A/S—Class B	24	167
France—1.5%
AXA SA	22,769	362
BNP Paribas SA	14,497	729
Cie Generale D’optique Essilor International SA	1,720	155
Eutelsat Communications SA	6,060	194
LVMH Moet Hennessy Louis Vuitton SA	2,481	403
Safran SA	17,268	687
Sanofi ADR	1,000	44
Sanofi	6,261	550
Technip SA	1,280	144
Total SA	11,639	586
Total SA ADR	13,996	705
Unibail-Rodamco SE REIT	776	175
Germany—2.3%
Allianz SE	3,707	460
BASF SE	7,693	637
Bayer AG	6,914	602
Bayerische Motoren Werke AG	3,016	240
Daimler AG	3,856	180
Deutsche Bank AG	7,173	325
Deutsche Boerse AG	1,730	94
Deutsche Telekom AG	41,681	476
Fresenius Medical Care AG & Co., KGaA	7,877	553
Fresenius SE & Co. KGaA	4,762	543
Infineon Technologies AG	47,571	324
Kabel Deutschland Holding AG	4,306	310
Lanxess AG	5,213	431
Linde AG	4,281	720

	Shares	Value (000’s)
Germany (continued)
Muenchener Rueckversicherungs AG	1,118	$180
SAP AG	2,877	210
Siemens AG	3,818	384
Telefonica Deutschland Holding AG ‡	27,939	213
Hong Kong—0.8%
Beijing Enterprises Holdings, Ltd. ^	118,790	769
Chaoda Modern Agriculture Holdings, Ltd. ‡ Ә ^ §	1,090,190	25
China BlueChemical, Ltd.	219,825	140
China Resources Gas Group, Ltd.	88,802	198
Dongfeng Motor Group Co., Ltd.—Class H	57,273	71
Haitian International Holdings, Ltd.	57,386	71
Jiangsu Expressway Co., Ltd.—Class H	40,000	34
Link Real Estate Investment Trust	140,630	698
Sinopharm Group Co., Ltd.—Class H ^	74,595	251
Tianjin Development Holdings, Ltd. ‡	493,079	235
Yuanda China Holdings, Ltd.	778,504	91
Zhongsheng Group Holdings, Ltd. ^	112,578	146
Indonesia—0.0% ¥
Telekomunikasi Indonesia Persero PT	97,683	99
Israel—0.1%
Teva Pharmaceutical Industries, Ltd. ADR ■	11,101	449
Italy—0.6%
ENI SpA	35,285	810
Fiat Industrial SpA	57,482	621
Intesa Sanpaolo SpA	158,170	254
UniCredit SpA ‡	27,530	122
Japan—6.1%
Aisin Seiki Co., Ltd.	4,830	140
Asahi Kasei Corp.	39,800	219
Astellas Pharma, Inc.	4,200	209
Bridgestone Corp.	23,300	543
Canon, Inc.	13,664	441
Daihatsu Motor Co., Ltd. ^	8,780	154
Daikin Industries, Ltd.	3,200	89
Denso Corp.	7,770	243
East Japan Railway Co.	9,865	677
FANUC Corp.	1,850	295
Fuji Heavy Industries, Ltd.	64,420	619
Futaba Industrial Co., Ltd. ^ ‡	11,500	43
Hitachi Chemical Co., Ltd. ^	13,600	192
Hitachi, Ltd.	30,300	161
Honda Motor Co., Ltd.	17,882	535
Hoya Corp.	17,089	346
IHI Corp.	20,000	42
INPEX Corp.	98	559
Japan Airlines Co., Ltd. ‡	5,000	238
JGC Corp.	17,910	616
JSR Corp. ^	11,300	194
KAO Corp.	4,300	121
KDDI Corp.	5,600	435
Kinden Corp.	3,000	19
Kirin Holdings Co., Ltd.	24,100	302
Kubota Corp. ^	55,584	568
Kuraray Co., Ltd.	14,230	165
Kyowa Hakko Kirin Co., Ltd.	19,180	204
Mitsubishi Corp.	26,320	470
Mitsui & Co., Ltd.	66,832	942
Mitsui Fudosan Co., Ltd.	12,500	253
MS&AD Insurance Group Holdings	19,517	331
Murata Manufacturing Co., Ltd.	5,550	270
Nintendo Co., Ltd. ^	2,700	348
Nippon Telegraph & Telephone Corp.	7,530	343
Nomura Holdings, Inc.	71,600	258
NTT DOCOMO, Inc.	249	366
Okumura Corp. ^	41,300	133
Rinnai Corp.	2,780	190

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Global Allocation

(formerly, Transamerica BlackRock Global Allocation)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Shares	Value (000’s)
Japan (continued)
ROHM Co., Ltd.	3,460	$112
Shin-Etsu Chemical Co., Ltd.	12,276	692
Softbank Corp.	1,800	57
Sony Financial Holdings, Inc.	10,400	186
Sumitomo Corp.	13,300	181
Sumitomo Electric Industries, Ltd.	8,900	96
Sumitomo Mitsui Financial Group, Inc.	12,080	370
Suzuki Motor Corp.	33,662	763
Takeda Pharmaceutical Co., Ltd.	3,500	163
TDK Corp. ^	4,120	155
Terumo Corp.	3,350	144
Toda Corp. ^	39,900	120
Tokio Marine Holdings, Inc.	31,900	844
Tokyo Gas Co., Ltd.	96,370	511
Toyota Industries Corp.	17,137	489
UBE Industries, Ltd.	87,100	199
West Japan Railway Co. ^	4,400	192
Yahoo! Japan Corp.	567	195
Yamada Denki Co., Ltd. ^	6,640	288
Jersey, Channel Islands—0.1%
Randgold Resources, Ltd. ADR	3,787	453
Korea, Republic of—0.9%
Cheil Industries, Inc.	1,764	151
Hyundai Motor Co.	1,869	385
KT Corp.	1,180	40
KT Corp. ADR	6,128	104
KT&G Corp.	4,254	324
POSCO	427	134
POSCO ADR	1,893	148
Samsung Electronics Co., Ltd.	1,544	1,856
Samsung Fine Chemicals Co., Ltd.	618	39
Luxembourg—0.1%
Tenaris SA ADR	4,738	178
Malaysia—0.5%
Axiata Group Bhd	267,712	574
British American Tobacco Malaysia Bhd	7,200	149
IHH Healthcare Bhd ‡	535,000	574
Telekom Malaysia Bhd	115,424	227
Mexico—0.4%
America Movil SAB de CV ADR	23,169	586
Fomento Economico Mexicano SAB de CV ADR	1,739	158
Mexichem SAB de CV ^	38,300	190
Netherlands—0.8%
ASML Holding NV	8,350	459
DE Master Blenders 1753 NV ‡	14,738	180
ING Groep NV ‡	42,255	373
Koninklijke KPN NV	22,940	145
Royal Dutch Shell PLC—Class A ADR	9,845	674
Unilever NV	6,335	233
Ziggo NV	16,598	538
New Zealand—0.0% ¥
Guinness Peat Group PLC ‡ ^	208,533	98
Norway—0.1%
Statoil ASA	11,395	282
Philippines—0.0% ¥
Philippine Long Distance Telephone Co. ADR	2,221	141
Portugal—0.0% ¥
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	28,615	91
Russian Federation—0.2%
Federal Hydrogenerating Co. JSC ADR	98,167	233
Sberbank of Russia	122,978	360
Singapore—0.4%
CapitaLand, Ltd. ^	146,150	392
DBS Group Holdings, Ltd.	12,770	146

	Shares	Value (000’s)
Singapore (continued)
Keppel Corp., Ltd.	50,111	$438
MobileOne, Ltd.	19,000	41
Oversea-Chinese Banking Corp.	45,190	337
Raffles Medical Group, Ltd.	51,200	103
Singapore Press Holdings, Ltd. ^	31,080	103
Singapore Telecommunications, Ltd.	155,450	410
United Overseas Bank, Ltd.	6,970	104
South Africa—0.1%
Life Healthcare Group Holdings, Ltd.	53,340	202
Spain—0.2%
Banco Bilbao Vizcaya Argentaria SA	25,465	212
Banco Santander SA	45,649	343
Sweden—0.1%
Millicom International Cellular SA	487	42
Svenska Handelsbanken AB—Class A	5,248	180
Switzerland—1.4%
Nestle SA	15,489	982
Novartis AG	5,639	339
Roche Holding AG	5,067	974
Swisscom AG	679	282
Syngenta AG	2,643	1,032
UBS AG ‡	24,005	360
Zurich Insurance Group AG ‡	909	224
Taiwan—0.4%
Cheng Shin Rubber Industry Co., Ltd.	61,670	154
Chunghwa Telecom Co., Ltd.	56,333	177
Chunghwa Telecom Co., Ltd. ADR ^	10,109	314
Far EasTone Telecommunications Co., Ltd.	77,069	178
Taiwan Semiconductor Manufacturing Co., Ltd.	103,760	315
Yulon Motor Co., Ltd.	84,057	147
Thailand—0.4%
Bangkok Dusit Medical Services PCL	48,300	168
PTT Global Chemical PCL	159,037	317
PTT PCL	20,597	214
Siam Commercial Bank PCL	43,875	230
United Kingdom—3.2%
Amlin PLC	14,849	89
Antofagasta PLC	21,135	429
AstraZeneca PLC	18,700	868
AstraZeneca PLC ADR	993	46
BG Group PLC	63,366	1,173
BHP Billiton PLC	10,195	327
BP PLC	46,255	331
BP PLC ADR	10,204	438
British American Tobacco PLC	4,346	215
BT Group PLC—Class A	145,445	499
Diageo PLC ADR	4,240	485
Genel Energy PLC ‡	18,886	247
GlaxoSmithKline PLC ADR	985	44
Glencore International PLC	21,396	118
HSBC Holdings PLC	99,939	982
Invensys PLC	44,396	163
KazMunaiGas Exploration Production—Reg S JSC GDR	19,996	355
Lloyds TSB Group PLC ‡	412,852	270
National Grid PLC	60,712	693
NMC Health PLC ‡	30,513	89
Novorossiysk Commercial Sea Port—Reg S PJSC GDR	18,622	124
Polyus Gold International, Ltd. ‡	85,688	285
Rio Tinto PLC	4,544	228
Shire PLC	15,721	442
SSE PLC	25,425	594
Unilever PLC	4,188	156
Unilever PLC ADR	2,615	98
Vodafone Group PLC	96,716	263

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Global Allocation

(formerly, Transamerica BlackRock Global Allocation)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Shares	Value (000’s)
United Kingdom (continued)
Vodafone Group PLC ADR	13,830	$376
United States—34.5%
3M Co.	4,809	421
Abbott Laboratories	9,192	602
Accenture PLC—Class A	732	49
ACE, Ltd.	11,035	867
Activision Blizzard, Inc. ■	66,720	727
Adobe Systems, Inc. ‡	1,776	60
AES Corp.	26,404	276
Aetna, Inc.	16,849	736
Agilent Technologies, Inc. ^	8,897	320
Agrium, Inc.	2,350	248
Alcoa, Inc. ^ ■	34,190	293
Allergan, Inc.	7,157	644
Alliance Data Systems Corp. ‡ ^	448	64
Altria Group, Inc.	11,863	378
Amdocs, Ltd. ^	1,597	53
American Electric Power Co., Inc.	9,399	418
American Express Co.	8,171	457
American Tower Corp.—Class A REIT	7,105	535
American Water Works Co., Inc.	5,955	219
Ameriprise Financial, Inc.	731	43
AmerisourceBergen Corp.—Class A ^	6,992	276
Amgen, Inc.	5,261	455
Anadarko Petroleum Corp.	4,954	341
Apache Corp.	6,285	520
Apple, Inc.	8,630	5,136
Applied Materials, Inc. ■	28,584	303
Arch Capital Group, Ltd. ‡ ^	3,623	160
ASML Holding NV ^	1,095	60
AT&T, Inc.	53,431	1,847
Autoliv, Inc. ^	600	35
Axis Capital Holdings, Ltd.	1,159	42
Bank of America Corp.	96,921	903
Bank of New York Mellon Corp.	31,892	787
BB&T Corp.	5,380	156
Berkshire Hathaway, Inc.—Class B ‡	2,482	214
BioMarin Pharmaceutical, Inc. ‡ ^ ■	3,727	138
Boeing Co.	8,689	612
BorgWarner, Inc. ‡ ^	2,792	184
Bristol-Myers Squibb Co.	14,241	474
Brookfield Asset Management, Inc.—Class A ^	6,862	236
CA, Inc.	19,346	436
Calpine Corp. ‡	23,594	415
Canadian Natural Resources, Ltd.	11,542	349
Canadian Pacific Railway, Ltd.	4,636	427
Capital One Financial Corp.	8,261	497
Cardinal Health, Inc.	12,464	513
Celgene Corp. ‡	4,107	301
CenturyLink, Inc. ^	3,263	125
CF Industries Holdings, Inc.	872	179
Charles Schwab Corp. ^	12,036	163
Check Point Software Technologies, Ltd. ‡	918	41
Chevron Corp.	8,803	970
Chubb Corp. ^	5,083	391
CIGNA Corp.	6,006	306
Cisco Systems, Inc. ■	75,136	1,288
Citigroup, Inc.	24,898	931
CMS Energy Corp.	9,343	227
CNA Financial Corp.	1,693	50
CNH Global NV ‡	1,241	56
Coach, Inc. ^	793	44
Cobalt International Energy, Inc. ‡	13,826	288
Coca-Cola Co.	7,149	266
Colgate-Palmolive Co.	5,897	619
Comcast Corp.—Class A	40,971	1,536

	Shares	Value (000’s)
United States (continued)
Computer Sciences Corp.	1,452	$44
ConocoPhillips	762	44
CONSOL Energy, Inc.	21,524	757
Constellation Brands, Inc.—Class A ‡	1,593	56
Corning, Inc. ^ ■	89,571	1,051
Cosan, Ltd.—Class A	35,176	577
Coventry Health Care, Inc.	1,045	46
Covidien PLC	4,412	242
Crown Castle International Corp. ‡ ^	3,330	222
Crown Holdings, Inc. ‡	3,928	150
Cummins, Inc.	2,108	197
CVS Caremark Corp.	9,784	454
DaVita, Inc. ‡	2,752	310
Dell, Inc.	24,631	227
Delphi Automotive PLC ‡	3,300	104
Delta Topco Limited ‡ Ә § Δ	645,881	330
Devon Energy Corp.	16,688	971
Diamond Offshore Drilling, Inc. ^	704	49
Discover Financial Services	10,465	429
DISH Network Corp.—Class A	1,645	59
Dominion Resources, Inc.	5,119	270
Dow Chemical Co.	13,649	400
Dr. Pepper Snapple Group, Inc. ^	2,474	106
E.I. du Pont de Nemours & Co. ^	9,415	419
Eastman Chemical Co.	877	52
Eaton Corp.	1,411	67
Electronic Arts, Inc. ‡ ■	44,102	545
EMC Corp. ‡ ■	32,423	792
EOG Resources, Inc.	2,917	340
Expedia, Inc. ^	985	58
Express Scripts Holding Co. ‡	4,175	257
Fidelity National Financial, Inc.—Class A	8,113	174
Fidelity National Information Services, Inc.	1,514	50
FMC Corp.	19,706	1,054
Ford Motor Co.	36,129	403
Freeport-McMoRan Copper & Gold, Inc.	7,418	288
Freescale Semiconductor, Ltd. ‡ ^	49,800	445
Fusion-io, Inc. ‡ ^	11,661	275
Garmin, Ltd. ^	1,157	44
General Dynamics Corp.	670	46
General Electric Co.	100,066	2,107
General Mills, Inc.	11,158	447
General Motors Co. ‡	19,455	496
Gilead Sciences, Inc. ‡ ^	6,738	453
Goldcorp, Inc.	30,569	1,383
Goldman Sachs Group, Inc.	6,075	744
Google, Inc.—Class A ‡	1,875	1,275
Halliburton Co.	11,163	360
HCA Holdings, Inc.	23,899	679
HealthSouth Corp. ‡ ^	9,282	205
Helmerich & Payne, Inc. ^	860	41
Herbalife, Ltd. ^	869	45
Hillshire Brands Co. ^	12,290	320
HJ Heinz Co. ^	5,327	306
Hologic, Inc. ‡ ^	11,815	244
Humana, Inc.	5,562	413
Intel Corp. ^	69,060	1,493
International Game Technology	11,191	144
International Paper Co.	1,345	49
Intuit, Inc. ^	815	48
Johnson & Johnson ^	26,944	1,909
Johnson Controls, Inc. ^	5,944	153
JPMorgan Chase & Co.	28,842	1,202
Juniper Networks, Inc. ‡	27,257	452
KBR, Inc.	8,450	235
KLA-Tencor Corp.	825	38
Kraft Foods Group, Inc. ‡ ■	9,958	453

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Global Allocation

(formerly, Transamerica BlackRock Global Allocation)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Shares	Value (000’s)
United States (continued)
Kroger Co. ^	1,886	$48
L-3 Communications Holdings, Inc.	693	51
Leap Wireless International, Inc. ‡ ^	10,529	56
Lear Corp.	1,004	43
Life Technologies Corp. ‡	3,302	162
Lincoln National Corp.	2,093	52
Lorillard, Inc.	1,405	163
M&T Bank Corp. ^	2,180	227
Macy’s, Inc.	1,213	46
Manchester United PLC—Class A ‡ ^	11,117	140
Marathon Oil Corp.	43,773	1,316
Marathon Petroleum Corp.	27,357	1,503
Mastercard, Inc.—Class A	2,030	936
Mattel, Inc. ■	14,629	538
McDermott International, Inc. ‡ ^	15,772	169
McDonald’s Corp.	3,989	346
McGraw-Hill Cos., Inc.	821	45
McKesson Corp.	5,146	480
Mead Johnson Nutrition Co.—Class A	8,525	526
Medtronic, Inc.	16,562	689
Merck & Co., Inc.	28,841	1,316
MetLife, Inc.	7,221	256
MetroPCS Communications, Inc. ‡	31,064	317
Mettler-Toledo International, Inc. ‡ ^	1,067	181
Microsoft Corp.	39,781	1,135
Mondelez International, Inc.—Class A	19,674	522
Monsanto Co.	5,630	485
Morgan Stanley	12,521	218
Motorola Solutions, Inc. ^	993	51
Murphy Oil Corp.	813	49
Mylan, Inc. ‡ ^	15,411	391
National Oilwell Varco, Inc.	10,739	791
Navistar International Corp. ‡ ^	7,383	138
NetApp, Inc. ‡	15,440	415
Newmont Mining Corp.	14,184	774
NextEra Energy, Inc.	11,072	775
Northern Trust Corp.	4,139	198
Occidental Petroleum Corp.	21,846	1,726
Oracle Corp. ■	86,576	2,687
PACCAR, Inc. ^	3,615	157
Parker Hannifin Corp.	567	45
PepsiCo, Inc.	4,641	321
PerkinElmer, Inc.	7,043	218
Perrigo Co. ^	2,810	323
Pfizer, Inc.	71,752	1,784
Philip Morris International, Inc.	8,191	726
Phillips 66 ■	31,552	1,488
Platinum Underwriters Holdings, Ltd. ^	2,367	105
Potash Corp. of Saskatchewan, Inc.	17,940	724
PPG Industries, Inc.	518	61
PPL Corp.	11,959	354
Praxair, Inc.	1,679	178
Precision Castparts Corp.	2,341	405
Procter & Gamble Co.	21,180	1,466
Progressive Corp. ^	13,507	301
Prudential Financial, Inc. ^	3,170	181
PulteGroup, Inc. ‡ ^ ■	21,456	372
QEP Resources, Inc. ^	15,410	447
QUALCOMM, Inc.	27,835	1,630
Reinsurance Group of America, Inc.—Class A	701	37
RenaissanceRe Holdings, Ltd.	2,379	194
RHJ International—144A ‡	17,100	85
Rockwell Automation, Inc.	8,183	581
Ross Stores, Inc.	679	41
SanDisk Corp. ‡ ^ ■	17,640	737
Schlumberger, Ltd.	17,240	1,200

	Shares	Value (000’s)
United States (continued)
Simon Property Group, Inc. REIT	1,003	$153
SM Energy Co. ^	11,060	596
Southern Co. ^	6,964	326
Spirit Aerosystems Holdings, Inc.—Class A ‡ ^	14,552	227
St. Joe Co. ‡ ^	56,287	1,114
StanCorp Financial Group, Inc. ^	2,494	86
State Street Corp.	11,929	532
Stillwater Mining Co. ‡ ^	10,970	114
Suncor Energy, Inc.	1,462	49
Symantec Corp. ‡	18,251	332
TE Connectivity, Ltd.	1,432	46
Thermo Fisher Scientific, Inc.	5,967	364
Tiffany & Co. ^ ■	5,518	349
Time Warner Cable, Inc.	5,768	572
Torchmark Corp. ^	903	46
Travelers Cos., Inc. ^	8,119	576
U.S. Bancorp	19,149	636
Unilever NV	2,366	87
Union Pacific Corp.	7,398	910
United Technologies Corp.	14,281	1,117
United Therapeutics Corp. ‡ ^	1,735	79
UnitedHealth Group, Inc.	15,626	876
Universal Health Services, Inc.—Class B	11,644	482
Unum Group	1,975	40
Valeant Pharmaceuticals International, Inc. ‡ ■	3,284	184
Valero Energy Corp.	1,769	51
Verizon Communications, Inc.	24,856	1,110
Vertex Pharmaceuticals, Inc. ‡ ■	6,343	306
Visa, Inc.—Class A	9,617	1,334
Wal-Mart Stores, Inc. ■	15,300	1,147
Waters Corp. ‡	3,854	315
Weatherford International, Ltd. ‡	9,450	107
WellPoint, Inc.	7,398	453
Wells Fargo & Co.	47,271	1,593
Western Digital Corp.	1,218	42
Western Union Co.	1,959	25
Whiting Petroleum Corp. ‡	13,903	584
Wyndham Worldwide Corp.	862	43
XL Group PLC—Class A	24,232	599

Total Common Stocks (cost $162,405)		183,356

INVESTMENT COMPANIES—2.7%
United Kingdom—0.0% ¥
Vinaland, Ltd. ‡	40,457	18
United States—2.7%
ETFS Physical Palladium Shares ‡	3,131	187
ETFS Platinum Trust ‡	2,643	408
SPDR Gold Shares ‡	47,349	7,901

Total Investment Companies (cost $6,864)		8,514

RIGHT—0.0% ¥
Spain—0.0% ¥
Banco Santander SA ‡ ^	45,649	9
Total Right (cost $9)

WARRANTS—0.0% ¥
Australia—0.0% ¥
TFS Corp., Ltd. ‡ Ә
Expiration: 07/15/2018
Exercise Price: AUD1.28	190,550	7
Canada—0.0% ¥
Kinross Gold Corp. ‡
Expiration: 09/03/2013
Exercise Price: $ 32.00	9,602	2

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Global Allocation

(formerly, Transamerica BlackRock Global Allocation)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Shares	Value (000’s)
United States—0.0% ¥
Ford Motor Co. ‡
Expiration: 01/01/2013
Exercise Price: $ 9.20	43,117	$93

Total Warrants (cost $235)		102

	Notional Amount (000’s)	Value (000’s)
PURCHASED OPTIONS—0.7%
Call Options—0.5%
OTC- Nikkei 225 Index Value 9,048.47 Expires 12/13/2013 Counterparty: BOA	$ ¿	51
OTC- Nikkei 225 Index Value 9,054.06 Expires 12/13/2013 Counterparty: JPM	¿	51
OTC- Nikkei 225 Index Value 9,068.17 Expires 12/13/2013 Counterparty: CITI	¿	51
OTC- Nikkei 225 Index Value 9,097.06 Expires 12/13/2013 Counterparty: GSC	¿	49
OTC- Taiwan TAIEX Index Index Value 8,807.55 Expires 09/18/2013 Counterparty: CSFB	1	1
OTC- Taiwan TAIEX Index Index Value 7,057.00 Expires 12/18/2013 Counterparty: JPM	¿	22
OTC- Taiwan TAIEX Index Index Value 7,249.48 Expires 12/18/2013 Counterparty: CITI	¿	26
Taiwan TAIEX Index Index Value 8,646.11 Expires 12/18/2013	3	7
Anadarko Petroleum Corp. Strike Price $80.00 Expires 01/19/2013	24	26
Anadarko Petroleum Corp. Strike Price $75.00 Expires 03/16/2013	6	20
Apple, Inc. Strike Price $635.00 Expires 02/16/2013	2	37
Murphy Oil Corp. Strike Price $65.00 Expires 01/19/2013	15	23
Nexen, Inc. Strike Price $19.00 Expires 12/22/2012	8	46

	Notional Amount (000’s)	Value (000’s)
Call Options (continued)
OTC- Corning, Inc. Strike Price $20.00 Expires 01/17/2014 Counterparty: GSC	$49	$6
OTC- Activision Blizzard, Inc. Strike Price $20.00 Expires 01/17/2014 Counterparty: GSC	24	1
OTC- Aetna, Inc. Strike Price $60.00 Expires 01/17/2014 Counterparty: GSC	17	19
OTC- Agnico-Eagle Mines, Ltd. Strike Price $85.00 Expires 01/17/2014 Counterparty: DUB	18	32
OTC- Alcoa, Inc. Strike Price $15.00 Expires 01/17/2014 Counterparty: GSC	44	5
OTC- AMUNDI ETF EURO STOXX 50 C Strike Price $50.00 Expires 01/17/2014 Counterparty: GSC	97	162
OTC- AngloGold Ashanti, Ltd. Strike Price $65.00 Expires 01/17/2014 Counterparty: DUB	21	6
OTC- AutoZone, Inc. Strike Price $550.00 Expires 01/17/2014 Counterparty: GSC	2	2
OTC- Bank of America Corp Strike Price $17.00 Expires 01/17/2014 Counterparty: GSC	97	11
OTC- Barrick Gold Corp. Strike Price $80.00 Expires 01/17/2014 Counterparty: DUB	96	23
OTC- Best Buy Co., Inc. Strike Price $30.00 Expires 01/17/2014 Counterparty: GSC	52	4
OTC- Boeing Co. Strike Price $110.00 Expires 01/17/2014 Counterparty: GSC	16	2
OTC- Boston Scientific Corp Strike Price $10.00 Expires 01/17/2014 Counterparty: GSC	44	2
OTC- Bristol-Myers Squibb Co. Strike Price $50.00 Expires 01/17/2014 Counterparty: GSC	44	2

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Global Allocation

(formerly, Transamerica BlackRock Global Allocation)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Notional Amount (000’s)	Value (000’s)
Call Options (continued)
OTC- Broadcom Corp Strike Price $55.00 Expires 01/17/2014 Counterparty: GSC	$23	$7
OTC- Caterpillar, Inc. Strike Price $135.00 Expires 01/17/2014 Counterparty: GSC	25	11
OTC- Cisco Systems, Inc. Strike Price $30.00 Expires 01/17/2014 Counterparty: GSC	97	5
OTC- Coeur d’Alene Mines Corp. Strike Price $40.00 Expires 01/17/2014 Counterparty: DUB	8	26
OTC- Eldorado Gold Corp. Strike Price $25.00 Expires 01/17/2014 Counterparty: DUB	25	13
OTC- EMC Corp. Strike Price $40.00 Expires 01/17/2014 Counterparty: GSC	68	14
OTC- Endeavour Silver Corp. Strike Price $20.00 Expires 01/17/2014 Counterparty: DUB	7	2
OTC- First Majestic Silver Corp Strike Price $35.00 Expires 01/17/2014 Counterparty: DUB	4	6
OTC- Freeport-McMoRan Copper & Gold, Inc. Strike Price $65.00 Expires 01/17/2014 Counterparty: GSC	52	28
OTC- General Electric Co. Strike Price $35.00 Expires 01/17/2014 Counterparty: GSC	97	2
OTC- Gold Fields, Ltd. Strike Price $22.00 Expires 01/17/2014 Counterparty: DUB	52	7
OTC- Goldcorp, Inc. Strike Price $80.00 Expires 01/17/2014 Counterparty: DUB	60	36
OTC- Halliburton Co. Strike Price $55.00 Expires 01/17/2014 Counterparty: GSC	37	9
OTC- Harmony Gold Mining Co., Ltd. Strike Price $15.00 Expires 01/17/2014 Counterparty: DUB	13	3

	Notional Amount (000’s)	Value (000’s)
Call Options (continued)
OTC- Hewlett-Packard Co. Strike Price $30.00 Expires 01/17/2014 Counterparty: GSC	$97	$11
OTC- Humana, Inc. Strike Price $105.00 Expires 01/17/2014 Counterparty: GSC	8	10
OTC- IAMGOLD Corp. Strike Price $30.00 Expires 01/17/2014 Counterparty: DUB	22	11
OTC- Intel Corp Strike Price $40.00 Expires 01/17/2014 Counterparty: GSC	97	3
OTC- International Business Machines Corp Strike Price $295.00 Expires 01/17/2014 Counterparty: GSC	10	1
OTC- JC Penney Co., Inc. Strike Price $55.00 Expires 01/17/2014 Counterparty: GSC	27	17
OTC- JPMorgan Chase & Co. Strike Price $60.00 Expires 01/17/2014 Counterparty: GSC	97	30
OTC- Kinross Gold Corp. Strike Price $20.00 Expires 01/17/2014 Counterparty: DUB	96	16
OTC- Las Vegas Sands Corp Strike Price $80.00 Expires 01/17/2014 Counterparty: GSC	35	21
OTC- Lowe’s Cos, Inc. Strike Price $45.00 Expires 01/17/2014 Counterparty: GSC	78	26
OTC- Marvell Technology Group Ltd Strike Price $20.00 Expires 01/17/2014 Counterparty: GSC	56	2
OTC- Mastercard, Inc. Strike Price $660.00 Expires 01/17/2014 Counterparty: GSC	3	8
OTC- McDonald’s Corp Strike Price $135.00 Expires 01/17/2014 Counterparty: GSC	17	1

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Global Allocation

(formerly, Transamerica BlackRock Global Allocation)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Notional Amount (000’s)	Value (000’s)
Call Options (continued)
OTC- Microsoft Corp Strike Price $45.00 Expires 01/17/2014 Counterparty: GSC	$97	$11
OTC- Monster Beverage Corp Strike Price $105.00 Expires 01/17/2014 Counterparty: GSC	14	50
OTC- NetApp, Inc. Strike Price $60.00 Expires 01/17/2014 Counterparty: GSC	32	5
OTC- New Gold, Inc. Strike Price $22.00 Expires 01/17/2014 Counterparty: DUB	14	5
OTC- Newmont Mining Corp. Strike Price $90.00 Expires 01/17/2014 Counterparty: DUB	77	56
OTC- Novagold Resources, Inc. Strike Price $12.00 Expires 01/17/2014 Counterparty: DUB	13	3
OTC- Pan American Silver Corp. Strike Price $50.00 Expires 01/17/2014 Counterparty: DUB	24	2
OTC- priceline.com, Inc. Strike Price $1,000.00 Expires 01/17/2014 Counterparty: GSC	4	25
OTC- QUALCOMM, Inc. Strike Price $95.00 Expires 01/17/2014 Counterparty: GSC	39	13
OTC- Randgold Resources, Ltd. Strike Price $165.00 Expires 01/17/2014 Counterparty: DUB	3	20
OTC- Royal Gold, Inc. Strike Price $125.00 Expires 01/17/2014 Counterparty: DUB	3	12
OTC- Safeway, Inc. Strike Price $25.00 Expires 01/17/2014 Counterparty: GSC	23	4
OTC- Seabridge Gold, Inc. Strike Price $30.00 Expires 01/17/2014 Counterparty: DUB	2	1
OTC- Silver Standard Resources, Inc. Strike Price $30.00 Expires 01/17/2014 Counterparty: DUB	6	3

	Notional Amount (000’s)	Value (000’s)
Call Options (continued)
OTC- Silver Wheaton Corp. Strike Price $55.00 Expires 01/17/2014 Counterparty: DUB	$24	$77
OTC- Silvercorp Metals, Inc. Strike Price $15.00 Expires 01/17/2014 Counterparty: DUB	14	2
OTC- Staples, Inc. Strike Price $20.00 Expires 01/17/2014 Counterparty: GSC	86	11
OTC- Starwood Hotels & Resorts Worldwide, Inc. Strike Price $85.00 Expires 01/17/2014 Counterparty: GSC	6	2
OTC- Stillwater Mining Co. Strike Price $25.00 Expires 01/17/2014 Counterparty: DUB	15	4
OTC- United Technologies Corp Strike Price $120.00 Expires 01/17/2014 Counterparty: GSC	15	2
OTC- UnitedHealth Group, Inc. Strike Price $85.00 Expires 01/17/2014 Counterparty: GSC	19	5
OTC- Visa, Inc. Strike Price $190.00 Expires 01/17/2014 Counterparty: GSC	9	24
OTC- Western Union Co. Strike Price $25.00 Expires 01/17/2014 Counterparty: GSC	14	1
OTC- Yahoo!, Inc. Strike Price $25.00 Expires 01/17/2014 Counterparty: GSC	68	21
OTC- Yama Gold, Inc. Strike Price $30.00 Expires 01/17/2014 Counterparty: DUB	58	40
OTC- Yum! Brands, Inc. Strike Price $100.00 Expires 01/17/2014 Counterparty: GSC	14	9
SPDR Gold Trust Strike Price $175.00 Expires 12/22/2012	6	6
United Technologies Corp. Strike Price $80.00 Expires 11/17/2012	1	¿

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Global Allocation

(formerly, Transamerica BlackRock Global Allocation)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Notional Amount (000’s)		Value (000’s)
Put Options —0.2%
OTC- EUR vs. USD Exercise Price $1.20 Expires 06/03/2013 Ә Counterparty: CSFB	EUR	2,952	$27
OTC- Bovespa Index Index Value 55,389.31 Expires 12/12/2012 Ә Counterparty: CSFB	$	¿	21
OTC- Russell 2000 Index Index Value 753.98 Expires 11/16/2012 Counterparty: BNP		1	2
OTC- Russell 2000 Index Index Value 759.04 Expires 12/21/2012 Counterparty: JPM		1	11
OTC- Russell 2000 Index Index Value 781.49 Expires 01/18/2013 Counterparty: JPM		1	11
OTC- Russell 2000 Index Index Value 782.61 Expires 02/15/2013 Counterparty: BNP		1	15
OTC- S&P 500 E-Mini Index Index Value 1,373.62 Expires 01/18/2013 Counterparty: JPM		1	19
OTC- S&P 500 Index Index Value 1,375.68 Expires 01/18/2013 Counterparty: GSC		1	10
OTC- S&P 500 Index Index Value 1,372.24 Expires 02/15/2013 Counterparty: DUB		1	12
OTC- S&P 500 Index Index Value 1,372.50 Expires 03/15/2013 Counterparty: CSFB		1	27
S&P 100 Index Index Value 1,435.00 Expires 12/22/2012		1	43
S&P 500 Index Index Value 1,415.00 Expires 11/17/2012		1	26
S&P 500 Index Index Value 1,425.00 Expires 11/17/2012		1	32
S&P 500 Index Index Value 1,435.00 Expires 11/17/2012		2	91
S&P 500 Index Index Value 1,445.00 Expires 11/17/2012		2	98

	Notional Amount (000’s)		Value (000’s)
Put Options (continued)
S&P 500 Index Index Value 1,445.00 Expires 12/22/2012		$1	$39
S&P 500 Index Index Value 1,455.00 Expires 12/22/2012		1	42
CONSOL Energy, Inc. Strike Price $31.00 Expires 01/19/2013		32	43
HCA Holdings, Inc. Strike Price $29.50 Expires 11/17/2012		5	9
Hess Corp. Strike Price $52.50 Expires 01/19/2013		4	12
OTC- Korea Composite Stock Price Index Index Value 243.53 Expires 12/12/2013 Counterparty: CITI		2,800	38

Total Purchased Options (cost $3,305)			2,055

	Shares		Value (000’s)
SECURITIES LENDING COLLATERAL—10.9%
State Street Navigator Securities Lending Trust—Prime Portfolio, 0.31% 		34,185,993	34,186
Total Securities Lending Collateral (cost $34,186)

Total Investment Securities (cost $337,319) P			360,290
Other Assets and Liabilities—Net			(45,585)

Net Assets			$314,705

	Notional Amount (000’s)		Value (000’s)
WRITTEN OPTIONS—(0.2%) Җ
Call Options—(0.1%)
OTC- EUR vs. USD Ә Exercise Price $1.40 Expires 06/03/2013 Counterparty: CSFB	EUR	2,952	$(16)
OTC- Bovespa Index Ә Index Value 64,667.72 Expires 12/12/2012 Counterparty: CSFB	$	¿	(3)
Activision Blizzard, Inc. Strike Price $12.50 Expires 01/19/2013		8	(1)
Alcoa, Inc. Strike Price $10.00 Expires 01/19/2013		34	(3)
Applied Materials, Inc. Strike Price $12.50 Expires 01/19/2013		14	(¿ )
BioMarin Pharmaceutical, Inc. Strike Price $47.00 Expires 11/17/2012		4	(3)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Global Allocation

(formerly, Transamerica BlackRock Global Allocation)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Notional Amount (000’s)		Value (000’s)
Call Options (continued)
Cisco Systems, Inc. Strike Price $22.00 Expires 12/22/2012		$17	$	(¿ )
Corning, Inc. Strike Price $15.00 Expires 01/19/2013		24		(1)
EMC Corp. Strike Price $25.00 Expires 01/19/2013		4		(5)
Kraft Foods Group, Inc. Strike Price $47.50 Expires 03/16/2013		3		(2)
Mattel, Inc. Strike Price $35.00 Expires 01/19/2013		4		(8)
Murphy Oil Corp. Strike Price $70.00 Expires 01/19/2013		8		(4)
Oracle Corp. Strike Price $33.00 Expires 12/22/2012		20		(7)
Oracle Corp. Strike Price $34.00 Expires 01/19/2013		14		(5)
OTC- Canon, Inc. Strike Price $2,758.05 Expires 01/18/2013 Counterparty: DUB	JPY	3		(3)
OTC- Mattel, Inc. Strike Price $33.00 Expires 01/18/2013 Counterparty: MSC		$3		(12)
OTC- Mead Johnson Nutrition Co. Strike Price $100.00 Expires 01/18/2013 Counterparty: MSC		9		(¿ )
OTC- Mitsui Fudosan Co., Ltd. Strike Price $1,521.73 Expires 01/18/2013 Counterparty: CITI	JPY	4		(6)
OTC- Yahoo Japan Corp. Strike Price $29,937.18 Expires 01/30/2013 Counterparty: GSC		¿		(2)
OTC- Yamada Denki Co., Ltd. Strike Price $4,347.00 Expires 01/18/2013 Counterparty: CITI		1		(¿ )
Phillips 66 Strike Price $48.00 Expires 01/19/2013		$16		(45)
PulteGroup, Inc. Strike Price $19.00 Expires 04/20/2013		8		(13)
SanDisk Corp. Strike Price $45.00 Expires 01/19/2013		8		(12)
Tiffany & Co. Strike Price $67.50 Expires 02/16/2013		6		(13)

	Notional Amount (000’s)	Value (000’s)
Call Options (continued)
Valeant Pharmaceuticals, Inc. Strike Price $50.00 Expires 01/19/2013	$2	$(19)
Vertex Pharmaceuticals, Inc. Strike Price $40.00 Expires 01/19/2013	6	(61)
Wal-Mart Stores, Inc. Strike Price $75.00 Expires 01/19/2013	15	(30)
Put Options—(0.1%)
OTC- Bovespa Index Ә Index Value 46,392.06 Expires 12/12/2012 Counterparty: CSFB	¿	(2)
OTC- Nikkei 225 Index Value 8,286.96 Expires 12/13/2013 Counterparty: BOA	¿	(37)
OTC- Nikkei 225 Index Value 8,292.09 Expires 12/13/2013 Counterparty: JPM	¿	(37)
OTC- Nikkei 225 Index Value 8,305.01 Expires 12/13/2013 Counterparty: CITI	¿	(37)
OTC- Nikkei 225 Index Value 8,331.47 Expires 12/13/2013 Counterparty: GSC	¿	(39)
OTC- Russell 2000 Index Index Value 676.65 Expires 11/16/2012 Counterparty: BNP	1	(¿ )
OTC- Russell 2000 Index Index Value 681.19 Expires 12/21/2012 Counterparty: JPM	1	(2)
OTC- Russell 2000 Index Index Value 701.34 Expires 01/18/2013 Counterparty: JPM	1	(3)
OTC- Russell 2000 Index Index Value 702.35 Expires 02/15/2013 Counterparty: BNP	1	(5)
OTC- S&P 500 Index Index Value 1,197.51 Expires 01/18/2013 Counterparty: JPM	1	(¿ )
OTC- S&P 500 Index Index Value 1,199.27 Expires 01/18/2013 Counterparty: GSC	1	(3)
OTC- S&P 500 Index Index Value 1,196.31 Expires 02/15/2013 Counterparty: DUB	1	(¿ )

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Global Allocation

(formerly, Transamerica BlackRock Global Allocation)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

	Notional Amount (000’s)	Value (000’s)
Put Options (continued)
OTC- S&P 500 Index Index Value 1,231.73 Expires 03/15/2013 Counterparty: CSFB	$1	$(10)
OTC- S&P 500 Index Index Value 1,149.60 Expires 12/20/2013 Counterparty: CITI	¿	(22)
OTC- Taiwan TAIEX Index Index Value 5,758.51 Expires 12/18/2013 Counterparty: JPM	¿	(11)
OTC- Taiwan TAIEX Index Index Value 6,524.53 Expires 12/18/2013 Counterparty: JPM	¿	(35)
CONSOL Energy, Inc. Strike Price $25.00 Expires 01/19/2013	32	(13)

	Notional Amount (000’s)	Value (000’s)
Put Options (continued)
Mattel, Inc. Ә Strike Price $25.00 Expires 01/19/2013	$18	$(2)
Nexen, Inc. Strike Price $16.00 Expires 12/22/2012	4	(1)
OTC- Mead Johnson Nutrition Co. Strike Price $60.00 Expires 01/17/2014 Counterparty: MSC	9	(65)
Phillips 66 Ә Strike Price $34.00 Expires 11/17/2012	8	(1)
United Technologies Corp. Strike Price $75.00 Expires 11/17/2012	¿	(¿ )

Total Written Options (premiums: $(868))		$(599)

FORWARD FOREIGN CURRENCY CONTRACTS: b

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
AUD	UBS	780	11/08/2012	$808	$1
AUD	UBS	(1,538)	11/08/2012	(1,576)	(19)
AUD	DUB	(988)	11/08/2012	(1,012)	(12)
AUD	GSC	(735)	11/15/2012	(745)	(17)
AUD	GSC	(753)	11/15/2012	(760)	(20)
AUD	JPM	1,453	11/15/2012	1,418	89
AUD	JPM	(1,453)	11/15/2012	(1,420)	(86)
AUD	UBS	(190)	11/29/2012	(193)	(4)
AUD	JPM	238	11/29/2012	243	3
AUD	JPM	(238)	11/29/2012	(242)	(5)
AUD	BCLY	(415)	11/30/2012	(423)	(6)
EUR	JPM	(1,316)	11/01/2012	(1,705)	(1)
EUR	BCLY	667	11/01/2012	860	4
EUR	JPM	1,316	11/01/2012	1,698	8
EUR	BCLY	(667)	11/01/2012	(863)	(1)
EUR	UBS	(674)	11/08/2012	(872)	(1)
EUR	CSFB	(281)	11/29/2012	(361)	(2)
EUR	DUB	(531)	11/30/2012	(687)	(1)
EUR	HSBC	(377)	12/05/2012	(459)	(29)
EUR	UBS	(689)	12/06/2012	(894)	1
EUR	CSFB	(539)	12/07/2012	(700)	¿
EUR	JPM	(1,316)	12/14/2012	(1,698)	(8)
EUR	BCLY	(667)	12/14/2012	(861)	(4)
EUR	CSFB	(217)	01/09/2013	(264)	(17)
EUR	CSFB	(207)	01/23/2013	(252)	(16)
GBP	GSC	383	11/01/2012	614	4
GBP	DUB	254	11/01/2012	408	2
GBP	GSC	(383)	11/01/2012	(621)	3
GBP	DUB	(254)	11/01/2012	(412)	2
GBP	JPM	(447)	11/29/2012	(715)	(7)
GBP	JPM	(679)	12/06/2012	(1,088)	(8)
GBP	DUB	(841)	12/07/2012	(1,347)	(10)
GBP	DUB	(254)	12/14/2012	(408)	(2)
GBP	GSC	(383)	12/14/2012	(614)	(4)
JPY	DUB	(80,000)	11/09/2012	(1,008)	5
JPY	CSFB	(31,336)	11/30/2012	(391)	(2)
JPY	DUB	31,336	11/30/2012	401	(8)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Global Allocation

(formerly, Transamerica BlackRock Global Allocation)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

FORWARD FOREIGN CURRENCY CONTRACTS (continued): b

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
JPY	CSFB	(40,000)	12/10/2012	$(510)	$9
JPY	UBS	(70,000)	01/16/2013	(893)	16
JPY	UBS	(60,000)	02/20/2013	(763)	10
MXN	DUB	(13,040)	11/15/2012	(984)	(11)
MXN	GSC	(1,252)	12/13/2012	(95)	(¿ )
MXN	JPM	(11,463)	12/13/2012	(862)	(9)
SGD	UBS	(862)	01/24/2013	(685)	(22)
SGD	UBS	(1,129)	02/07/2013	(910)	(16)

					$(191)

FORWARD FOREIGN CROSS CURRENCY CONTRACTS: b

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
CHF	UBS	1,232	12/14/2012	$1,315	$8
EUR	UBS	(1,019)	12/14/2012	(1,315)	(7)
CHF	UBS	1,234	11/01/2012	1,322	3
EUR	UBS	(1,019)	11/01/2012	(1,322)	1
EUR	UBS	1,019	11/01/2012	1,315	6
CHF	UBS	(1,232)	11/01/2012	(1,315)	(8)

					$3

OVER THE COUNTER SWAP AGREEMENTS: b

INTEREST RATE SWAP AGREEMENTS—FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s)	Market Value (000’s)		Premiums Paid (Received) (000’s)	Unrealized Appreciation (Depreciation) (000’s)
3-Month USD-LIBOR	1.28%	06/22/2016	UBS	USD	2,055	$7		$—	$7
3-Month USD-LIBOR	1.35	08/24/2016	DUB	USD	850	3		—	3
3-Month USD-LIBOR	1.01	09/27/2016	DUB	USD	7,800	(2)		—	(2)
3-Month USD-LIBOR	1.00	09/28/2016	GSC	USD	7,823	(3)		—	(3)
3-Month USD-LIBOR	1.55	09/28/2017	GSC	USD	3,912	(¿	)	—	(¿	)
3-Month USD-LIBOR	1.55	10/04/2017	JPM	USD	3,919	(¿	)	—	(¿	)
3-Month USD-LIBOR	1.24	09/14/2018	DUB	USD	785	5		—	5
3-Month USD-LIBOR	1.19	09/17/2018	JPM	USD	792	2		—	2

						$12		$—	$12

INTEREST RATE SWAP AGREEMENTS—FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s)	Market Value (000’s)	Premiums Paid (Received) (000’s)	Unrealized Appreciation (Depreciation) (000’s)
3-Month USD-LIBOR	0.54%	09/14/2015	DUB	USD	1,961	$(1)	$—	$(1)
3-Month USD-LIBOR	0.50	09/17/2015	JPM	USD	1,932	1	—	1

						$—	$—	$—

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Global Allocation

(formerly, Transamerica BlackRock Global Allocation)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

OVER THE COUNTER SWAP AGREEMENTS (continued): b

TOTAL RETURN SWAP AGREEMENTS—PAYABLE: (A)

Reference Entity	Fixed Rate	Termination Date	Counterparty	Notional Amount (000’s)	Market Value (000’s)	Premiums Paid (Received) (000’s)	Unrealized Appreciation (000’s)
SGX Nikkei Stock Average Dividend Point Index Futures	1.00%	03/31/2014	CITI	259	$54	$—	$54

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Unrealized Appreciation (Depreciation) (000’s)
CAC 40 Index	Short	(1)	11/16/2012	$1
DAX Index	Short	(5)	12/21/2012	19
FTSE 100 Index	Short	(2)	12/21/2012	2
MSCI Taiwan Index	Short	(7)	11/29/2012	(1)
Nikkei 225 Index	Short	(1)	12/13/2012	(1)
S&P 500 E-Mini Index	Short	(69)	12/21/2012	167
S&P TSE 60 Index	Short	(1)	12/20/2012	(¿ )

				$187

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of 10/31/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received) Pledged (000’s)	Net Exposures (1) (000’s)
BCLY	$(7)	$—	$(7)
BNP	12	—	12
BOA	14	—	14
CITI	104	91	195
CSFB	17	—	17
DUB	385	(100)	285
GSC	583	(800)	(217)
HSBC	(29)	—	(29)
JPM	5	—	5
MSC	(77)	—	(77)
UBS	(24)	633	609

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

INVESTMENTS BY INDUSTRY (unaudited):	Percentage of Total Investment Securities	Value (000’s)
Foreign Government Obligations	8.2%	$29,493
Oil, Gas & Consumable Fuels	6.7	24,202
U.S. Government Obligations	5.0	17,894
Commercial Banks	3.9	14,027
Pharmaceuticals	3.7	13,335
Capital Markets	3.3	11,823
Chemicals	2.6	9,266
Health Care Providers & Services	2.5	9,036
Metals & Mining	2.3	8,340
Diversified Telecommunication Services	2.3	8,134
Diversified Financial Services	2.2	7,927
Computers & Peripherals	2.1	7,624
Insurance	2.0	7,047
Software	2.0	7,046
Semiconductors & Semiconductor Equipment	1.5	5,405
Food Products	1.5	5,273
Automobiles	1.5	5,252
Media	1.3	4,641
Wireless Telecommunication Services	1.2	4,386

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Global Allocation

(formerly, Transamerica BlackRock Global Allocation)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

INVESTMENTS BY INDUSTRY (unaudited) (continued):	Percentage of Total Investment Securities	Value (000’s)
Industrial Conglomerates	1.2%	$4,354
Real Estate Management & Development	1.1	4,039
Electric Utilities	1.0	3,520
Communications Equipment	0.9	3,421
Aerospace & Defense	0.9	3,292
Health Care Equipment & Supplies	0.9	3,268
Energy Equipment & Services	0.9	3,250
IT Services	0.8	2,739
Machinery	0.7	2,666
Road & Rail	0.7	2,444
Food & Staples Retailing	0.7	2,413
Biotechnology	0.6	2,259
Electronic Equipment & Instruments	0.6	2,221
Household Products	0.6	2,206
Tobacco	0.6	2,148
Auto Components	0.6	2,131
Purchased Options	0.6	2,055
Beverages	0.5	1,853
Consumer Finance	0.5	1,827
Real Estate Investment Trusts	0.5	1,786
Trading Companies & Distributors	0.4	1,593
Life Sciences Tools & Services	0.4	1,560
Internet Software & Services	0.4	1,470
Multi-Utilities	0.3	1,190
Construction & Engineering	0.3	1,123
Household Durables	0.3	1,082
Electrical Equipment	0.3	991
Specialty Retail	0.2	824
Independent Power Producers & Energy Traders	0.2	691
Paper & Forest Products	0.2	574
Textiles, Apparel & Luxury Goods	0.2	545
Hotels, Restaurants & Leisure	0.1	538
Leisure Equipment & Products	0.1	538
Personal Products	0.1	529
Gas Utilities	0.1	511
Office Electronics	0.1	441
Mortgage-Backed Security	0.1	362
Transportation Infrastructure	0.1	359
Commercial Services & Supplies	0.1	288
Building Products	0.1	245
Airlines	0.1	238
Construction Materials	0.1	226
Water Utilities	0.1	219
Marine	0.0	¥167
Containers & Packaging	0.0	¥150
Internet & Catalog Retail	0.0	¥58
Multiline Retail	0.0	¥48

Investment Securities, at Value	75.1	270,603
Short-Term Investments	24.9	89,687

Total Investments	100.0%	$360,290

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

L	All or a portion of this security is on loan. The value of all securities on loan is $33,349.
*	Floating or variable rate note. Rate is listed as of 10/31/2012.
¥	Percentage rounds to less than 0.1%.
Ž	The security has a perpetual maturity. The date shown is the next call date.
Ә	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $1,485, or 0.47% of the fund’s net assets, and total aggregate market value of fair valued derivatives is $(24), or (0.01)% of the fund’s net assets.
	Rate shown reflects the yield at 10/31/2012.
Џ	In default.
‡	Non-income producing security.
P	Aggregate cost for federal income tax purposes is $341,537. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $32,654 and $13,901, respectively. Net unrealized appreciation for tax purposes is $18,753.
§	Illiquid. Total aggregate market value of illiquid securities is $5,354, or 1.70% of the fund’s net assets.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Global Allocation

(formerly, Transamerica BlackRock Global Allocation)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands) (continued):

¿	Amount is less than 1.
☼	All or a portion of this security has been segregated with the broker to cover open swaps contracts. Total value of securities segregated to cover open swaps, and/or forward foreign currency contracts is $92.
g	All or a portion of this security has been segregated as collateral with the broker to cover margin requirements for open futures contracts. Total value of securities segregated to cover futures contracts is $500.
■	All or a portion of this security has been segregated with the broker to cover open written options. Total value of securities segregated to cover written options is $58.
Җ	Cash in the amount of $575 has been segregated as collateral with the broker for open written options.
β	Cash, in the amount of $900, has been pledged as collateral by the broker for open swaps and/or forward foreign currency contracts.
(A)

At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference obligation less a financing rate, if any. As a receiver, the fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Δ	Restricted Security. At 10/31/2012, the fund owned the respective securities which were restricted to public resale as follows:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Corporate Debt Securities	Delta Topco Limited	05/02/2012	$506	$533	0.17%
Common Stocks	Delta Topco Limited	05/02/2012	399	330	0.10

			$905	$863	0.27%

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 10/31/2012, these securities aggregated $8,030, or 2.55% of the fund’s net assets.
ADR	American Depositary Receipt
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
CITI	Citigroup, Inc.
CSFB	Credit Suisse First Boston
DUB	Deutsche Bank AG
GDR	Global Depositary Receipt
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank
JSC	Joint Stock Company
MSC	Morgan Stanley
OTC	Over The Counter
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
SGX	Singapore Exchange
UBS	UBS AG

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
SGD	Singapore Dollar
USD	United States Dollar

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Global Allocation

(formerly, Transamerica BlackRock Global Allocation)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/2012
Common Stocks	$121,642	$61,356	$358	$183,356
Convertible Bonds	—	9,528	—	9,528
Convertible Preferred Stocks	1,681	—	—	1,681
Corporate Debt Securities	—	12,357	533	12,890
Foreign Government Obligations	—	29,493	—	29,493
Investment Companies	8,514	—	—	8,514
Loan Assignments	—	1,288	—	1,288
Mortgage-Backed Security	—	362	—	362
Preferred Corporate Debt Securities	—	93	—	93
Preferred Stocks	1,926	1,412	—	3,338
Purchased Options	584	1,471	—	2,055
Right	—	9	—	9
Securities Lending Collateral	34,186	—	—	34,186
Short-Term Foreign Government Obligations	—	9,287	—	9,287
Short-Term U.S. Government Obligations	—	46,214	—	46,214
U.S. Government Obligations	—	17,894	—	17,894
Warrants	95	7	—	102

Total	$168,628	$190,771	$891	$360,290

Other Financial Instruments	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/2012
Written Options	$(249)	$(350)	$—	$(599)

Other Financial Instruments ₣	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/2012
Futures Contracts—Appreciation	$189	$—	$—	$189
Futures Contracts—Depreciation	(2)	—	—	(2)
Forward Foreign Cross Currency Contract—Appreciation	—	18	—	18
Forward Foreign Cross Currency Contract—Depreciation	—	(15)	—	(15)
Forward Foreign Currency Contracts—Appreciation	—	157	—	157
Forward Foreign Currency Contracts—Depreciation	—	(348)	—	(348)
Interest Rate Swaps—Appreciation	—	18	—	18
Interest Rate Swaps—Depreciation	—	(6)	—	(6)
Total Return Swaps—Appreciation	—	54	—	54

Total	$187	$(122)	$—	$65

Level 3 Rollforward—Investment Securities

Security	Beginning Balance at 10/31/2011	Purchases	Sales	Accrued Discounts/ (Premiums)		Total Realized Gain/ (Loss)	Net Change in Unrealized Appreciation / (Depreciation) ƒ	Transfers into Level 3	Transfers out of Level 3 j	Ending Balance at 10/31/2012 ₪	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 10/31/2012 ƒ
Common Stocks	$463	$404	$(89)		$—	$(52)	$(121)	$—	$(247)	$358	$(69)
Corporate Debt Securities	¿	644	(135)		(¿)	(3)	27	—	—	533	27
Loan Assignments	374	12	(386)		—	—	—	—	—	—	—

Total	$837	$1,060	$(610)	$	(¿)	$(55)	$(94)	$—	$(247)	$891	$(42)

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 10/31/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.
ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 10/31/2012 may be due to an investment no longer held or categorized as Level 3 at period end.
φ	Transferred out of Level 3 because of availability of observable inputs.
₪	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Managed Futures Strategy

(formerly, Transamerica AQR Managed Futures Strategy)

CONSOLIDATED SCHEDULE OF INVESTMENTS

At October 31, 2012

	Shares	Value (000’s)
INVESTMENT COMPANIES—87.8%
Capital Markets—79.0%
Dreyfus Treasury Cash Management	105,978,159	$105,978
UBS Select Treasury Preferred	132,579,996	132,580
Money Market—8.8%
BlackRock Liquidity Funds T-Fund Portfolio	26,601,839	26,602

Total Investment Companies (cost $265,160) P		265,160
Other Assets and Liabilities—Net		36,963

Net Assets		$302,123

OVER THE COUNTER SWAP AGREEMENTS: b

TOTAL RETURN SWAP AGREEMENTS—RECEIVABLE: (A)

Reference Entity	Termination Date	Counterparty	Notional Amount (000’s)	Market Value (000’s)	Premiums Paid (Received) (000’s)	Unrealized Appreciation (Depreciation) (000’s)
2-Year Euro-Schatz Futures	12/06/2012	BOA	23,388	$(28)	$—	$(28)
5-Year Euro-Bobl Futures	12/06/2012	BOA	3,914	1	—	1
5-Year U.S. Treasury Note Futures	12/31/2012	BOA	5,343	4	—	4
Corn December Futures	11/23/2012	BCLY	1,587	(175)	—	(175)
Soybean January Futures	12/21/2012	BCLY	1,007	29	—	29
Swiss Market Index Futures	12/21/2012	RBS	11,260	70	—	70
Wheat December Futures	11/23/2012	BCLY	1,599	(106)	—	(106)

				$(205)	$—	$(205)

TOTAL RETURN SWAP AGREEMENTS—PAYABLE: (A)

Reference Entity	Termination Date	Counterparty	Notional Amount (000’s)	Market Value (000’s)	Premiums Paid (Received) (000’s)	Unrealized Appreciation (000’s)
Cocoa December Futures	11/02/2012	BCLY	2,221	$—	$—	$—
Coffee December Futures	11/09/2012	BCLY	531	68	—	68
Aluminum December Futures	12/17/2012	BCLY	705	40	—	40

				$108	$—	$108

FUTURES CONTRACTS: Б

Description	Type	Contracts	Expiration Date	Unrealized Appreciation (Depreciation) (000’s)
10-Year Australian Treasury Bond	Short	(7)	12/17/2012	$(12)
10-Year Government of Canada Bond	Short	(7)	12/18/2012	(7)
10-Year Japan Government Bond	Long	28	12/11/2012	126
10-Year U.S. Treasury Note	Long	24	12/19/2012	(9)
2-Year U.S. Treasury Note	Short	(285)	12/31/2012	(15)
30-Year U.S. Treasury Bond	Long	3	12/19/2012	1
3-Month Aluminum	Short	(1)	11/23/2012	(¿ )
3-Month Aluminum	Long	1	11/23/2012	¿
3-Month Aluminum	Short	(36)	12/05/2012	55
3-Month Aluminum	Long	36	12/05/2012	(36)
3-Month Aluminum	Long	28	12/06/2012	(62)
3-Month Aluminum	Short	(28)	12/06/2012	50
3-Month Aluminum	Short	(20)	12/07/2012	56

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Managed Futures Strategy

(formerly, Transamerica AQR Managed Futures Strategy)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

FUTURES CONTRACTS (continued): Б

Description	Type	Contracts	Expiration Date	Unrealized Appreciation (Depreciation) (000’s)
3-Month Aluminum	Long	20	12/07/2012	$(46)
3-Month Aluminum	Short	(31)	12/10/2012	117
3-Month Aluminum	Long	31	12/10/2012	(115)
3-Month Aluminum	Long	32	12/11/2012	(129)
3-Month Aluminum	Short	(32)	12/11/2012	134
3-Month Aluminum	Short	(23)	12/12/2012	103
3-Month Aluminum	Long	23	12/12/2012	(110)
3-Month Aluminum	Long	15	12/13/2012	(67)
3-Month Aluminum	Short	(15)	12/13/2012	74
3-Month Aluminum	Short	(1)	12/14/2012	7
3-Month Aluminum	Long	1	12/14/2012	(6)
3-Month Aluminum	Long	35	01/11/2013	(88)
3-Month Aluminum	Short	(35)	01/11/2013	95
3-Month Aluminum	Short	(20)	01/15/2013	40
3-Month Aluminum	Long	20	01/15/2013	(39)
3-Month Aluminum	Long	8	01/16/2013	(11)
3-Month Aluminum	Short	(8)	01/16/2013	13
3-Month Aluminum	Long	6	01/17/2013	(9)
3-Month Aluminum	Short	(6)	01/17/2013	9
3-Month Aluminum	Long	1	01/18/2013	(3)
3-Month Aluminum	Short	(1)	01/18/2013	2
3-Month Aluminum	Long	20	01/25/2013	(14)
3-Month Aluminum	Short	(20)	01/25/2013	17
3-Month Canadian Bankers’ Acceptance	Short	(57)	03/18/2013	(19)
3-Month Canadian Bankers’ Acceptance	Short	(47)	06/17/2013	(21)
3-Month Copper	Short	(7)	11/02/2012	(65)
3-Month Copper	Long	7	11/02/2012	72
3-Month Copper	Short	(2)	11/06/2012	(17)
3-Month Copper	Long	2	11/06/2012	17
3-Month Copper	Short	(1)	11/07/2012	(7)
3-Month Copper	Long	1	11/07/2012	6
3-Month Copper	Long	1	11/14/2012	8
3-Month Copper	Short	(1)	11/14/2012	(8)
3-Month Copper	Long	1	11/16/2012	9
3-Month Copper	Short	(1)	11/16/2012	(9)
3-Month Copper	Short	(24)	11/23/2012	(70)
3-Month Copper	Long	24	11/23/2012	73
3-Month Copper	Short	(5)	11/28/2012	(22)
3-Month Copper	Long	5	11/28/2012	21
3-Month Copper	Long	2	11/30/2012	9
3-Month Copper	Short	(2)	11/30/2012	(8)
3-Month Copper	Short	(3)	12/04/2012	(8)
3-Month Copper	Long	3	12/04/2012	8
3-Month Copper	Short	(7)	12/05/2012	(16)
3-Month Copper	Long	7	12/05/2012	26
3-Month Copper	Long	3	12/06/2012	2
3-Month Copper	Short	(3)	12/06/2012	(5)
3-Month Copper	Short	(2)	12/07/2012	9
3-Month Copper	Long	2	12/07/2012	(1)
3-Month Copper	Long	3	12/10/2012	(20)
3-Month Copper	Short	(3)	12/10/2012	24
3-Month Copper	Short	(5)	12/13/2012	42
3-Month Copper	Long	5	12/13/2012	(38)
3-Month Copper	Short	(1)	12/14/2012	16
3-Month Copper	Long	1	12/14/2012	(15)
3-Month Copper	Short	(1)	12/17/2012	15
3-Month Copper	Long	1	12/17/2012	(14)
3-Month Copper	Long	1	12/18/2012	(13)
3-Month Copper	Short	(1)	12/18/2012	12
3-Month Copper	Long	45	12/19/2012	(296)
3-Month Copper	Short	(22)	12/19/2012	(80)
3-Month Copper	Long	2	12/20/2012	(24)
3-Month Copper	Short	(2)	12/20/2012	25
3-Month Copper	Long	2	12/21/2012	(29)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Managed Futures Strategy

(formerly, Transamerica AQR Managed Futures Strategy)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

FUTURES CONTRACTS (continued): Б

Description	Type	Contracts	Expiration Date	Unrealized Appreciation (Depreciation) (000’s)
3-Month Copper	Short	(2)	12/21/2012	$26
3-Month Copper	Short	(2)	12/24/2012	24
3-Month Copper	Long	2	12/24/2012	(24)
3-Month Copper	Long	1	12/27/2012	(11)
3-Month Copper	Short	(1)	12/27/2012	10
3-Month Copper	Long	2	01/02/2013	(21)
3-Month Copper	Short	(2)	01/02/2013	22
3-Month Copper	Long	1	01/03/2013	(13)
3-Month Copper	Short	(1)	01/03/2013	13
3-Month Copper	Long	4	01/04/2013	(56)
3-Month Copper	Short	(4)	01/04/2013	57
3-Month Copper	Short	(1)	01/08/2013	10
3-Month Copper	Long	1	01/08/2013	(11)
3-Month Copper	Long	1	01/15/2013	(8)
3-Month Copper	Short	(1)	01/15/2013	9
3-Month Copper	Short	(2)	01/25/2013	1
3-Month Copper	Long	2	01/25/2013	¿
3-Month EURIBOR	Long	203	03/18/2013	23
3-Month EURIBOR	Long	149	06/17/2013	14
3-Month EURIBOR	Long	122	09/16/2013	10
3-Month EURIBOR	Long	109	12/16/2013	10
3-Month EURIBOR	Long	102	03/17/2014	8
3-Month EURIBOR	Long	95	06/16/2014	3
3-Month EURIBOR	Long	87	09/15/2014	(6)
3-Month Euroswiss	Short	(127)	03/18/2013	5
3-Month Euroswiss	Short	(86)	06/17/2013	¿
3-Month Nickel	Long	7	11/02/2012	29
3-Month Nickel	Short	(7)	11/02/2012	(28)
3-Month Nickel	Short	(2)	11/06/2012	(6)
3-Month Nickel	Long	2	11/06/2012	6
3-Month Nickel	Short	(4)	11/07/2012	(11)
3-Month Nickel	Long	4	11/07/2012	9
3-Month Nickel	Short	(1)	11/08/2012	(3)
3-Month Nickel	Long	1	11/08/2012	3
3-Month Nickel	Short	(3)	11/09/2012	(13)
3-Month Nickel	Long	3	11/09/2012	13
3-Month Nickel	Short	(6)	11/13/2012	(31)
3-Month Nickel	Long	6	11/13/2012	29
3-Month Nickel	Long	5	11/14/2012	19
3-Month Nickel	Short	(5)	11/14/2012	(23)
3-Month Nickel	Long	1	11/15/2012	5
3-Month Nickel	Short	(1)	11/15/2012	(4)
3-Month Nickel	Short	(3)	11/16/2012	(13)
3-Month Nickel	Long	3	11/16/2012	13
3-Month Nickel	Long	6	11/23/2012	(7)
3-Month Nickel	Short	(6)	11/23/2012	11
3-Month Nickel	Long	6	11/28/2012	(9)
3-Month Nickel	Short	(6)	11/28/2012	6
3-Month Nickel	Long	6	11/29/2012	(1)
3-Month Nickel	Short	(6)	11/29/2012	2
3-Month Nickel	Short	(6)	11/30/2012	10
3-Month Nickel	Long	6	11/30/2012	(9)
3-Month Nickel	Short	(8)	12/10/2012	26
3-Month Nickel	Long	8	12/10/2012	(27)
3-Month Nickel	Long	5	12/11/2012	(16)
3-Month Nickel	Short	(5)	12/11/2012	16
3-Month Nickel	Long	5	12/12/2012	(21)
3-Month Nickel	Short	(5)	12/12/2012	12
3-Month Nickel	Short	(6)	12/13/2012	23
3-Month Nickel	Long	6	12/13/2012	(18)
3-Month Nickel	Long	2	12/14/2012	(14)
3-Month Nickel	Short	(2)	12/14/2012	17
3-Month Nickel	Short	(5)	12/17/2012	55
3-Month Nickel	Long	5	12/17/2012	(50)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Managed Futures Strategy

(formerly, Transamerica AQR Managed Futures Strategy)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

FUTURES CONTRACTS (continued): Б

Description	Type	Contracts	Expiration Date	Unrealized Appreciation (Depreciation) (000’s)
3-Month Nickel	Long	5	12/18/2012	$(53)
3-Month Nickel	Short	(5)	12/18/2012	53
3-Month Nickel	Short	(5)	12/20/2012	47
3-Month Nickel	Long	5	12/20/2012	(43)
3-Month Nickel	Long	5	12/21/2012	(60)
3-Month Nickel	Short	(5)	12/21/2012	57
3-Month Nickel	Short	(6)	12/24/2012	75
3-Month Nickel	Long	6	12/24/2012	(74)
3-Month Nickel	Short	(9)	12/27/2012	108
3-Month Nickel	Long	9	12/27/2012	(113)
3-Month Nickel	Short	(1)	12/28/2012	14
3-Month Nickel	Long	1	12/28/2012	(15)
3-Month Nickel	Short	(8)	01/02/2013	117
3-Month Nickel	Long	8	01/02/2013	(110)
3-Month Nickel	Long	1	01/03/2013	(14)
3-Month Nickel	Short	(1)	01/03/2013	15
3-Month Nickel	Long	4	01/04/2013	(60)
3-Month Nickel	Short	(4)	01/04/2013	60
3-Month Nickel	Long	1	01/08/2013	(12)
3-Month Nickel	Short	(1)	01/08/2013	11
3-Month Nickel	Long	2	01/09/2013	(24)
3-Month Nickel	Short	(2)	01/09/2013	22
3-Month Nickel	Short	(3)	01/10/2013	28
3-Month Nickel	Long	3	01/10/2013	(30)
3-Month Nickel	Short	(9)	01/25/2013	(7)
3-Month Nickel	Long	9	01/25/2013	(¿ )
3-Month Sterling	Long	195	03/20/2013	8
3-Month Sterling	Long	150	06/19/2013	(¿ )
3-Month Sterling	Long	146	09/18/2013	(3)
3-Month Sterling	Long	157	12/18/2013	(5)
3-Month Sterling	Long	162	03/19/2014	(8)
3-Month Sterling	Long	146	06/18/2014	(9)
3-Month Sterling	Long	129	09/17/2014	(11)
3-Month Zinc	Long	29	11/02/2012	7
3-Month Zinc	Short	(29)	11/02/2012	(5)
3-Month Zinc	Long	3	11/06/2012	(¿ )
3-Month Zinc	Short	(3)	11/06/2012	¿
3-Month Zinc	Short	(4)	11/07/2012	1
3-Month Zinc	Long	4	11/07/2012	(2)
3-Month Zinc	Short	(11)	11/14/2012	(1)
3-Month Zinc	Long	11	11/14/2012	2
3-Month Zinc	Long	20	11/28/2012	(10)
3-Month Zinc	Short	(20)	11/28/2012	16
3-Month Zinc	Short	(16)	11/29/2012	6
3-Month Zinc	Long	16	11/29/2012	(6)
3-Month Zinc	Long	16	12/05/2012	(9)
3-Month Zinc	Short	(16)	12/05/2012	15
3-Month Zinc	Long	15	12/06/2012	(18)
3-Month Zinc	Short	(15)	12/06/2012	20
3-Month Zinc	Long	17	12/07/2012	(33)
3-Month Zinc	Short	(17)	12/07/2012	51
3-Month Zinc	Long	16	12/10/2012	(57)
3-Month Zinc	Short	(16)	12/10/2012	62
3-Month Zinc	Short	(16)	12/11/2012	62
3-Month Zinc	Long	16	12/11/2012	(58)
3-Month Zinc	Short	(15)	12/12/2012	60
3-Month Zinc	Long	15	12/12/2012	(63)
3-Month Zinc	Short	(10)	12/13/2012	46
3-Month Zinc	Long	10	12/13/2012	(39)
3-Month Zinc	Short	(15)	12/14/2012	93
3-Month Zinc	Long	15	12/14/2012	(90)
3-Month Zinc	Long	16	12/17/2012	(96)
3-Month Zinc	Short	(16)	12/17/2012	94
3-Month Zinc	Long	15	12/18/2012	(83)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Managed Futures Strategy

(formerly, Transamerica AQR Managed Futures Strategy)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

FUTURES CONTRACTS (continued): Б

Description	Type	Contracts	Expiration Date	Unrealized Appreciation (Depreciation) (000’s)
3-Month Zinc	Short	(15)	12/18/2012	$87
3-Month Zinc	Short	(3)	12/20/2012	20
3-Month Zinc	Long	3	12/20/2012	(18)
3-Month Zinc	Short	(16)	12/21/2012	111
3-Month Zinc	Long	16	12/21/2012	(112)
3-Month Zinc	Long	16	12/24/2012	(107)
3-Month Zinc	Short	(16)	12/24/2012	108
3-Month Zinc	Short	(12)	12/27/2012	69
3-Month Zinc	Long	12	12/27/2012	(72)
3-Month Zinc	Long	6	12/28/2012	(40)
3-Month Zinc	Short	(6)	12/28/2012	39
3-Month Zinc	Short	(6)	01/02/2013	36
3-Month Zinc	Long	6	01/02/2013	(34)
3-Month Zinc	Long	2	01/03/2013	(12)
3-Month Zinc	Short	(2)	01/03/2013	11
3-Month Zinc	Long	10	01/04/2013	(56)
3-Month Zinc	Short	(10)	01/04/2013	57
3-Month Zinc	Long	3	01/08/2013	(14)
3-Month Zinc	Short	(3)	01/08/2013	14
3-Month Zinc	Long	4	01/09/2013	(19)
3-Month Zinc	Short	(4)	01/09/2013	18
3-Month Zinc	Short	(26)	01/15/2013	42
3-Month Zinc	Long	26	01/15/2013	(37)
3-Month Zinc	Short	(8)	01/17/2013	8
3-Month Zinc	Long	8	01/17/2013	(8)
3-Month Zinc	Short	(16)	01/18/2013	16
3-Month Zinc	Long	16	01/18/2013	(16)
3-Month Zinc	Long	10	01/22/2013	(4)
3-Month Zinc	Short	(10)	01/22/2013	4
3-Month Zinc	Short	(9)	01/23/2013	(4)
3-Month Zinc	Long	9	01/23/2013	5
3-Month Zinc	Long	13	01/24/2013	5
3-Month Zinc	Short	(13)	01/24/2013	(3)
3-Month Zinc	Long	16	01/25/2013	15
3-Month Zinc	Short	(16)	01/25/2013	(15)
3-Year Australian Treasury Bond	Short	(32)	12/17/2012	(14)
5-Year U.S. Treasury Note	Long	116	12/31/2012	(8)
90-Day Eurodollar	Long	253	03/18/2013	15
90-Day Eurodollar	Long	151	06/17/2013	6
90-Day Eurodollar	Long	114	09/16/2013	3
90-Day Eurodollar	Long	90	12/16/2013	3
90-Day Eurodollar	Long	78	03/17/2014	1
90-Day Eurodollar	Long	80	06/16/2014	1
90-Day Eurodollar	Long	99	09/15/2014	(1)
AEX Index	Long	79	11/16/2012	(79)
Aluminum Hg	Long	186	12/19/2012	(594)
Aluminum Hg	Short	(276)	12/19/2012	719
ASX SPI 200 Index	Long	117	12/20/2012	217
Brent Crude Oil Penultimate Financial Futures	Long	40	11/14/2012	(25)
CAC 40 Index	Long	125	11/16/2012	(123)
Coffee “C”	Short	(111)	12/18/2012	419
Corn	Long	17	12/14/2012	19
Cotton No. 2	Short	(112)	12/06/2012	69
DAX Index	Long	27	12/21/2012	(82)
DJIA Mini Index	Long	105	12/21/2012	(234)
European Gasoil (ICE)	Long	66	11/09/2012	(13)
FTSE 100 Index	Long	90	12/21/2012	(96)
FTSE JSE Top 40 Index	Long	226	12/20/2012	185
FTSE MIB Index	Long	43	12/21/2012	(104)
German Euro BOBL	Long	7	12/06/2012	4
German Euro Bund	Short	(2)	12/06/2012	(3)
German Euro BUXL	Short	(1)	12/06/2012	(3)
German Euro Schatz	Long	40	12/06/2012	4
Gold 100 oz	Long	17	12/27/2012	(99)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Managed Futures Strategy

(formerly, Transamerica AQR Managed Futures Strategy)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

FUTURES CONTRACTS (continued): Б

Description	Type	Contracts	Expiration Date	Unrealized Appreciation (Depreciation) (000’s)
Hang Seng China ENT Index	Long	18	11/29/2012	$	(¿ )
Hang Seng Index Futures	Long	65	11/29/2012		(4)
Henry Hub Nat Gas Swap	Short	(79)	11/28/2012		17
IBEX 35 Index	Long	13	11/16/2012		(34)
KOSPI 200 Index	Long	33	12/13/2012		(175)
Lean Hogs	Short	(193)	12/14/2012		(197)
MSCI Taiwan Index	Long	239	11/29/2012		(66)
NASDAQ 100 E-Mini Index	Long	72	12/21/2012		(291)
Nickel	Long	86	12/19/2012		(817)
Nickel	Short	(81)	12/19/2012		44
NYMEX Heating Oil	Long	40	11/29/2012		(205)
RBOB Gasoline	Long	68	11/30/2012		(589)
Russell 2000 Mini Index	Long	69	12/21/2012		(288)
S&P 500 E-Mini Index	Long	99	12/21/2012		(237)
S&P Midcap 400 E-Mini Index	Long	74	12/21/2012		(282)
S&P TSE 60 Index	Long	56	12/20/2012		1
SGX CNX Nifty Index	Long	432	11/29/2012		(91)
SGX MSCI Singapore Index	Long	148	11/29/2012		(44)
Silver	Long	7	12/27/2012		(80)
Soybean	Long	14	01/14/2013		(11)
Soybean Meal	Short	(4)	12/14/2012		(5)
Soybean Oil	Short	(267)	12/14/2012		151
Sugar # 11	Short	(473)	02/28/2013		422
TOPIX Index	Long	41	12/14/2012		(39)
U.K. Long Gilt Bond	Short	(11)	12/27/2012		(7)
Wheat	Long	15	12/14/2012		(24)
WTI-Brent Bullet Swap Future	Short	(40)	11/15/2012		4
Zinc	Long	244	12/19/2012		(1,190)
Zinc	Short	(261)	12/19/2012		419

					$(3,603)

FORWARD FOREIGN CURRENCY CONTRACTS: b

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
AUD	RBS	(3,064)	12/19/2012	$(3,155)	$(12)
AUD	RBS	2,648	12/19/2012	2,730	8
AUD	RBS	2,405	12/19/2012	2,469	18
AUD	RBS	(560)	12/19/2012	(572)	(7)
AUD	RBS	(5,225)	12/19/2012	(5,423)	21
AUD	RBS	(4,683)	12/19/2012	(4,758)	(83)
AUD	RBS	(4,250)	12/19/2012	(4,330)	(64)
AUD	RBS	(2,554)	12/19/2012	(2,593)	(48)
AUD	RBS	303	12/19/2012	310	3
AUD	RBS	(1,204)	12/19/2012	(1,216)	(28)
AUD	RBS	1,576	12/19/2012	1,621	8
AUD	RBS	3,128	12/19/2012	3,232	2
AUD	RBS	(696)	12/19/2012	(722)	3
AUD	RBS	224	12/19/2012	228	4
AUD	RBS	(2,470)	12/19/2012	(2,566)	12
AUD	RBS	(344)	12/19/2012	(359)	3
AUD	RBS	(630)	12/19/2012	(653)	2
AUD	RBS	(416)	12/19/2012	(423)	(7)
AUD	RBS	(16)	12/19/2012	(17)	¿
AUD	RBS	(2,366)	12/19/2012	(2,406)	(40)
AUD	RBS	(1,905)	12/19/2012	(1,955)	(14)
AUD	RBS	(4,089)	12/19/2012	(4,186)	(41)
AUD	RBS	(2,850)	12/19/2012	(2,934)	(12)
AUD	RBS	(3,801)	12/19/2012	(3,949)	19
AUD	RBS	(2,683)	12/19/2012	(2,777)	4
AUD	RBS	(1,193)	12/19/2012	(1,226)	(7)
AUD	RBS	(1,208)	12/19/2012	(1,234)	(15)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Managed Futures Strategy

(formerly, Transamerica AQR Managed Futures Strategy)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

FORWARD FOREIGN CURRENCY CONTRACTS (continued): β

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
AUD	RBS	(4,377)	12/19/2012	$(4,442)	$(83)
AUD	RBS	(2,390)	12/19/2012	(2,470)	(1)
AUD	RBS	(130)	12/19/2012	(133)	(1)
AUD	RBS	(2,943)	12/19/2012	(3,019)	(24)
AUD	RBS	2,297	12/19/2012	2,352	23
AUD	RBS	1,591	12/19/2012	1,613	32
AUD	RBS	41,554	12/19/2012	42,152	807
AUD	RBS	1,892	12/19/2012	1,932	24
AUD	RBS	(344)	12/19/2012	(352)	(4)
AUD	RBS	(2,188)	12/19/2012	(2,295)	33
BRL	RBS	200	12/19/2012	98	(¿ )
BRL	RBS	100	12/19/2012	49	(¿ )
BRL	RBS	300	12/19/2012	147	(¿ )
BRL	RBS	300	12/19/2012	146	¿
BRL	RBS	700	12/19/2012	341	2
BRL	RBS	(7,490)	12/19/2012	(3,622)	(41)
BRL	RBS	500	12/19/2012	244	1
BRL	RBS	200	12/19/2012	97	¿
BRL	RBS	1,000	12/19/2012	486	3
CAD	RBS	(994)	12/19/2012	(999)	4
CAD	RBS	41,919	12/19/2012	42,376	(448)
CAD	RBS	(449)	12/19/2012	(464)	15
CAD	RBS	(1,084)	12/19/2012	(1,101)	16
CAD	RBS	(1,293)	12/19/2012	(1,324)	31
CAD	RBS	(1,467)	12/19/2012	(1,504)	37
CAD	RBS	(1,417)	12/19/2012	(1,435)	18
CAD	RBS	(1,217)	12/19/2012	(1,239)	22
CAD	RBS	(185)	12/19/2012	(189)	4
CAD	RBS	(257)	12/19/2012	(262)	5
CAD	RBS	(55)	12/19/2012	(56)	1
CAD	RBS	(310)	12/19/2012	(312)	2
CAD	RBS	968	12/19/2012	977	(8)
CAD	RBS	(1,160)	12/19/2012	(1,182)	22
CAD	RBS	(195)	12/19/2012	(200)	5
CAD	RBS	(670)	12/19/2012	(681)	11
CAD	RBS	(398)	12/19/2012	(402)	4
CAD	RBS	(9)	12/19/2012	(9)	¿
CAD	RBS	(701)	12/19/2012	(712)	11
CAD	RBS	(152)	12/19/2012	(156)	4
CAD	RBS	(1,230)	12/19/2012	(1,254)	24
CAD	RBS	(707)	12/19/2012	(716)	9
CAD	RBS	(1,901)	12/19/2012	(1,953)	52
CAD	RBS	(2,007)	12/19/2012	(2,048)	40
CLP	RBS	1,070,000	12/19/2012	2,194	15
COP	RBS	1,260,000	12/19/2012	681	3
CZK	RBS	8,000	12/19/2012	404	9
CZK	RBS	21,900	12/19/2012	1,117	15
CZK	RBS	5,000	12/19/2012	252	6
CZK	RBS	1,000	12/19/2012	52	(¿ )
CZK	RBS	8,000	12/19/2012	409	5
CZK	RBS	4,000	12/19/2012	203	4
CZK	RBS	5,000	12/19/2012	267	(9)
EUR	RBS	(430)	12/19/2012	(540)	(17)
EUR	RBS	3,876	12/19/2012	5,015	11
EUR	RBS	(450)	12/19/2012	(578)	(5)
EUR	RBS	1,407	12/19/2012	1,812	13
EUR	RBS	2,471	12/19/2012	3,221	(17)
EUR	RBS	4,343	12/19/2012	5,603	29
EUR	RBS	7,138	12/19/2012	9,248	9
EUR	RBS	2,078	12/19/2012	2,688	6
EUR	RBS	3,233	12/19/2012	4,204	(12)
EUR	RBS	3,296	12/19/2012	4,318	(44)
EUR	RBS	7,369	12/19/2012	9,589	(33)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Managed Futures Strategy

(formerly, Transamerica AQR Managed Futures Strategy)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

FORWARD FOREIGN CURRENCY CONTRACTS (continued): β

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
EUR	RBS	202	12/19/2012	$261	$	¿
EUR	RBS	4,312	12/19/2012	5,654		(63)
EUR	RBS	(557)	12/19/2012	(728)		5
EUR	RBS	2,245	12/19/2012	2,899		12
EUR	RBS	3,194	12/19/2012	4,148		(6)
EUR	RBS	(2,308)	12/19/2012	(2,986)		(7)
EUR	RBS	(103,492)	12/19/2012	(131,696)		(2,513)
EUR	RBS	5,776	12/19/2012	7,553		(62)
EUR	RBS	2,339	12/19/2012	2,955		78
EUR	RBS	(450)	12/19/2012	(579)		(5)
EUR	RBS	5,093	12/19/2012	6,603		2
EUR	RBS	600	12/19/2012	780		(2)
EUR	RBS	4,975	12/19/2012	6,441		11
EUR	RBS	5,626	12/19/2012	7,304		(8)
EUR	RBS	(3,309)	12/19/2012	(4,273)		(18)
EUR	RBS	(1,674)	12/19/2012	(2,156)		(15)
EUR	RBS	(446)	12/19/2012	(575)		(3)
EUR	RBS	(2,536)	12/19/2012	(3,204)		(84)
EUR	RBS	6,604	12/19/2012	8,672		(108)
EUR	RBS	3,948	12/19/2012	5,087		32
EUR	RBS	3,107	12/19/2012	4,016		13
EUR	RBS	870	12/19/2012	1,101		27
EUR	RBS	5,957	12/19/2012	7,812		(87)
EUR	RBS	5,546	12/19/2012	7,109		84
EUR	RBS	12,068	12/19/2012	15,453		196
EUR	RBS	2,415	12/19/2012	3,025		107
EUR	RBS	450	12/19/2012	588		(4)
GBP	RBS	(72)	12/19/2012	(115)		(1)
GBP	RBS	835	12/19/2012	1,357		(10)
GBP	RBS	(928)	12/19/2012	(1,503)		6
GBP	RBS	(829)	12/19/2012	(1,335)		(2)
GBP	RBS	(180)	12/19/2012	(290)		(1)
GBP	RBS	(2,798)	12/19/2012	(4,480)		(34)
GBP	RBS	(2,488)	12/19/2012	(3,984)		(30)
GBP	RBS	(120)	12/19/2012	(192)		(1)
GBP	RBS	(1,393)	12/19/2012	(2,262)		15
GBP	RBS	(740)	12/19/2012	(1,203)		9
GBP	RBS	203	12/19/2012	328		¿
GBP	RBS	(561)	12/19/2012	(907)		2
GBP	RBS	(611)	12/19/2012	(983)		(3)
GBP	RBS	809	12/19/2012	1,313		(8)
GBP	RBS	545	12/19/2012	878		1
GBP	RBS	671	12/19/2012	1,084		(2)
GBP	RBS	1,302	12/19/2012	2,075		26
GBP	RBS	31	12/19/2012	50		(¿ )
GBP	RBS	(1,384)	12/19/2012	(2,226)		(7)
GBP	RBS	930	12/19/2012	1,511		(11)
GBP	RBS	(3,137)	12/19/2012	(5,086)		25
GBP	RBS	(1,562)	12/19/2012	(2,515)		(6)
GBP	RBS	(2,591)	12/19/2012	(4,146)		(35)
GBP	RBS	(1,978)	12/19/2012	(3,164)		(28)
GBP	RBS	(390)	12/19/2012	(630)		1
GBP	RBS	(889)	12/19/2012	(1,422)		(12)
GBP	RBS	(816)	12/19/2012	(1,313)		(4)
GBP	RBS	(220)	12/19/2012	(353)		(2)
GBP	RBS	(931)	12/19/2012	(1,503)		¿
GBP	RBS	1,268	12/19/2012	2,007		39
GBP	RBS	6,035	12/19/2012	9,598		139
GBP	RBS	23,768	12/19/2012	38,559		(210)
GBP	RBS	1,146	12/19/2012	1,821		28
GBP	RBS	2,458	12/19/2012	3,880		86
GBP	RBS	47	12/19/2012	76		(¿ )
GBP	RBS	(752)	12/19/2012	(1,205)		(8)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Managed Futures Strategy

(formerly, Transamerica AQR Managed Futures Strategy)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

FORWARD FOREIGN CURRENCY CONTRACTS (continued): β

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
HUF	RBS	(90,000)	12/19/2012	$(399)	$(10)
HUF	RBS	(50,000)	12/19/2012	(227)	(¿ )
HUF	RBS	(10,000)	12/19/2012	(45)	(¿ )
HUF	RBS	(50,000)	12/19/2012	(224)	(3)
HUF	RBS	(110,000)	12/19/2012	(503)	3
HUF	RBS	(80,000)	12/19/2012	(354)	(10)
HUF	RBS	1,596,000	12/19/2012	6,981	273
IDR	RBS	100,000	12/19/2012	10	¿
IDR	RBS	400,000	12/19/2012	41	¿
IDR	RBS	200,000	12/19/2012	21	¿
IDR	RBS	100,000	12/19/2012	10	(¿ )
IDR	RBS	4,300,000	12/19/2012	444	1
IDR	RBS	100,000	12/19/2012	10	(¿ )
IDR	RBS	100,000	12/19/2012	10	(¿ )
IDR	RBS	400,000	12/19/2012	42	(¿ )
IDR	RBS	400,000	12/19/2012	41	¿
IDR	RBS	(39,000,000)	12/19/2012	(4,007)	(29)
IDR	RBS	200,000	12/19/2012	21	¿
ILS	RBS	1,600	12/19/2012	402	9
ILS	RBS	4,500	12/19/2012	1,150	7
ILS	RBS	100	12/19/2012	26	(¿ )
ILS	RBS	300	12/19/2012	78	(1)
ILS	RBS	200	12/19/2012	51	¿
ILS	RBS	100	12/19/2012	26	(¿ )
ILS	RBS	700	12/19/2012	180	(¿ )
ILS	RBS	1,500	12/19/2012	387	(1)
ILS	RBS	300	12/19/2012	78	(1)
ILS	RBS	200	12/19/2012	52	(1)
ILS	RBS	400	12/19/2012	102	1
ILS	RBS	400	12/19/2012	103	(1)
ILS	RBS	700	12/19/2012	180	(¿ )
ILS	RBS	500	12/19/2012	127	1
ILS	RBS	2,300	12/19/2012	588	3
ILS	RBS	500	12/19/2012	128	1
ILS	RBS	400	12/19/2012	103	(1)
ILS	RBS	(22,800)	12/19/2012	(5,650)	(209)
ILS	RBS	900	12/19/2012	228	3
ILS	RBS	900	12/19/2012	229	2
ILS	RBS	900	12/19/2012	227	4
ILS	RBS	2,300	12/19/2012	599	(8)
ILS	RBS	1,600	12/19/2012	403	9
INR	RBS	10,000	12/19/2012	189	(5)
INR	RBS	23,000	12/19/2012	425	(2)
INR	RBS	30,000	12/19/2012	563	(11)
INR	RBS	(57,000)	12/19/2012	(1,000)	(50)
INR	RBS	29,000	12/19/2012	537	(3)
INR	RBS	(64,000)	12/19/2012	(1,126)	(53)
INR	RBS	25,000	12/19/2012	467	(7)
INR	RBS	37,000	12/19/2012	673	8
INR	RBS	12,000	12/19/2012	223	(2)
INR	RBS	(30,000)	12/19/2012	(531)	(22)
INR	RBS	39,000	12/19/2012	739	(20)
INR	RBS	69,000	12/19/2012	1,257	14
INR	RBS	(307,000)	12/19/2012	(5,420)	(233)
INR	RBS	12,000	12/19/2012	216	5
INR	RBS	46,000	12/19/2012	859	(12)
INR	RBS	28,000	12/19/2012	525	(10)
INR	RBS	19,000	12/19/2012	358	(8)
INR	RBS	(3,000)	12/19/2012	(55)	¿
INR	RBS	110,000	12/19/2012	2,027	(1)
INR	RBS	32,000	12/19/2012	568	21
INR	RBS	(42,000)	12/19/2012	(739)	(34)
INR	RBS	30,000	12/19/2012	532	21

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Managed Futures Strategy

(formerly, Transamerica AQR Managed Futures Strategy)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

FORWARD FOREIGN CURRENCY CONTRACTS (continued): β

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
INR	RBS	54,000	12/19/2012	$983	$12
INR	RBS	10,000	12/19/2012	187	(3)
INR	RBS	40,000	12/19/2012	749	(12)
INR	RBS	(17,000)	12/19/2012	(301)	(12)
INR	RBS	44,000	12/19/2012	783	28
JPY	RBS	(427,517)	12/19/2012	(5,359)	¿
JPY	RBS	628,799	12/19/2012	8,109	(228)
JPY	RBS	(244,341)	12/19/2012	(3,069)	7
JPY	RBS	(388,186)	12/19/2012	(4,941)	76
JPY	RBS	(274,854)	12/19/2012	(3,487)	42
JPY	RBS	(3,000)	12/19/2012	(39)	1
JPY	RBS	395,090	12/19/2012	5,089	(137)
JPY	RBS	(767,863)	12/19/2012	(9,763)	139
JPY	RBS	(365,118)	12/19/2012	(4,569)	(7)
JPY	RBS	(30,529)	12/19/2012	(389)	6
JPY	RBS	(390,818)	12/19/2012	(4,985)	86
JPY	RBS	144,008	12/19/2012	1,841	(36)
JPY	RBS	346,863	12/19/2012	4,477	(130)
JPY	RBS	(285,843)	12/19/2012	(3,617)	34
JPY	RBS	(452,577)	12/19/2012	(5,776)	103
JPY	RBS	(517,465)	12/19/2012	(6,458)	(28)
JPY	RBS	(416,277)	12/19/2012	(5,316)	98
JPY	RBS	270,658	12/19/2012	3,465	(72)
JPY	RBS	131,212	12/19/2012	1,676	(32)
JPY	RBS	(187,922)	12/19/2012	(2,398)	43
JPY	RBS	(249,901)	12/19/2012	(3,152)	20
JPY	RBS	55,491	12/19/2012	710	(14)
JPY	RBS	89,292	12/19/2012	1,144	(24)
JPY	RBS	593,739	12/19/2012	7,640	(199)
JPY	RBS	(427,261)	12/19/2012	(5,425)	70
JPY	RBS	(152,166)	12/19/2012	(1,925)	18
JPY	RBS	(64,086)	12/19/2012	(819)	16
JPY	RBS	(122,000)	12/19/2012	(1,547)	18
JPY	RBS	(6,906,723)	12/19/2012	(88,075)	1,510
JPY	RBS	(229,994)	12/19/2012	(2,946)	63
JPY	RBS	(516,583)	12/19/2012	(6,609)	134
JPY	RBS	(234,987)	12/19/2012	(3,010)	65
JPY	RBS	386,898	12/19/2012	4,983	(134)
JPY	RBS	26,752	12/19/2012	343	(8)
JPY	RBS	356,788	12/19/2012	4,587	(116)
JPY	RBS	336,910	12/19/2012	4,339	(117)
JPY	RBS	32,367	12/19/2012	412	(6)
JPY	RBS	45,191	12/19/2012	577	(11)
JPY	RBS	(248,376)	12/19/2012	(3,112)	(¿ )
KRW	RBS	740,000	12/20/2012	664	14
KRW	RBS	15,474,230	12/20/2012	13,603	579
KRW	RBS	110,000	12/20/2012	98	3
KRW	RBS	500,000	12/20/2012	451	7
KRW	RBS	200,000	12/20/2012	179	4
KRW	RBS	480,000	12/20/2012	433	6
KRW	RBS	1,020,000	12/20/2012	923	12
KRW	RBS	30,000	12/20/2012	27	¿
KRW	RBS	210,000	12/20/2012	188	5
KRW	RBS	(220,000)	12/20/2012	(193)	(8)
KRW	RBS	(740,000)	12/20/2012	(654)	(25)
KRW	RBS	(470,000)	12/20/2012	(417)	(14)
KRW	RBS	510,000	12/20/2012	457	10
KRW	RBS	(440,000)	12/20/2012	(393)	(10)
KRW	RBS	(630,000)	12/20/2012	(556)	(21)
KRW	RBS	40,000	12/20/2012	36	1
KRW	RBS	(1,060,000)	12/20/2012	(934)	(37)
KRW	RBS	240,000	12/20/2012	215	5
KRW	RBS	(420,000)	12/20/2012	(375)	(10)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Managed Futures Strategy

(formerly, Transamerica AQR Managed Futures Strategy)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

FORWARD FOREIGN CURRENCY CONTRACTS (continued): β

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
KRW	RBS	(40,000)	12/20/2012	$(36)	$(1)
KRW	RBS	(940,000)	12/20/2012	(828)	(34)
KRW	RBS	170,000	12/20/2012	153	3
MXN	RBS	50,400	12/19/2012	3,818	12
MXN	RBS	(3,600)	12/19/2012	(278)	5
MXN	RBS	4,200	12/19/2012	321	(1)
MXN	RBS	(1,300)	12/19/2012	(100)	1
MXN	RBS	500	12/19/2012	39	(1)
MXN	RBS	200	12/19/2012	15	(¿ )
MXN	RBS	3,400	12/19/2012	264	(6)
MXN	RBS	1,500	12/19/2012	114	(¿ )
MXN	RBS	3,300	12/19/2012	254	(3)
MXN	RBS	5,700	12/19/2012	441	(7)
MXN	RBS	2,200	12/19/2012	171	(4)
MXN	RBS	800	12/19/2012	62	(1)
MXN	RBS	1,000	12/19/2012	77	(1)
MXN	RBS	2,100	12/19/2012	160	(1)
MXN	RBS	1,700	12/19/2012	131	(2)
MXN	RBS	200	12/19/2012	15	(¿ )
MXN	RBS	(2,200)	12/19/2012	(171)	4
MXN	RBS	6,800	12/19/2012	526	(9)
MXN	RBS	100	12/19/2012	8	(¿ )
MXN	RBS	3,500	12/19/2012	266	(¿ )
MXN	RBS	900	12/19/2012	70	(1)
MXN	RBS	(1,600)	12/19/2012	(124)	2
MXN	RBS	4,400	12/19/2012	333	1
MXN	RBS	1,300	12/19/2012	100	(1)
MXN	RBS	600	12/19/2012	46	(1)
MYR	RBS	300	12/19/2012	97	1
MYR	RBS	900	12/19/2012	291	4
MYR	RBS	600	12/19/2012	194	2
MYR	RBS	100	12/19/2012	33	¿
MYR	RBS	5,300	12/19/2012	1,694	40
MYR	RBS	400	12/19/2012	130	¿
MYR	RBS	400	12/19/2012	130	1
MYR	RBS	400	12/19/2012	130	1
MYR	RBS	500	12/19/2012	163	1
MYR	RBS	800	12/19/2012	254	8
MYR	RBS	200	12/19/2012	65	1
MYR	RBS	200	12/19/2012	65	¿
MYR	RBS	300	12/19/2012	98	¿
MYR	RBS	300	12/19/2012	97	1
MYR	RBS	300	12/19/2012	98	¿
MYR	RBS	200	12/19/2012	65	1
MYR	RBS	100	12/19/2012	33	¿
MYR	RBS	400	12/19/2012	130	1
MYR	RBS	500	12/19/2012	163	¿
MYR	RBS	400	12/19/2012	129	1
NOK	RBS	(420)	12/19/2012	(73)	(1)
NOK	RBS	7,254	12/19/2012	1,269	1
NOK	RBS	10,343	12/19/2012	1,780	31
NOK	RBS	(2,462)	12/19/2012	(431)	¿
NOK	RBS	(15,883)	12/19/2012	(2,756)	(25)
NOK	RBS	(4,128)	12/19/2012	(720)	(3)
NOK	RBS	10,897	12/19/2012	1,865	43
NOK	RBS	(12,883)	12/19/2012	(2,228)	(28)
NOK	RBS	7,465	12/19/2012	1,277	30
NOK	RBS	208,347	12/19/2012	35,866	613
NOK	RBS	(7,846)	12/19/2012	(1,352)	(22)
NOK	RBS	(2,104)	12/19/2012	(364)	(4)
NOK	RBS	(13,489)	12/19/2012	(2,330)	(32)
NOK	RBS	3,921	12/19/2012	672	15
NOK	RBS	4,648	12/19/2012	809	5

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Managed Futures Strategy

(formerly, Transamerica AQR Managed Futures Strategy)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

FORWARD FOREIGN CURRENCY CONTRACTS (continued): β

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
NOK	RBS	8,384	12/19/2012	$1,458	$10
NOK	RBS	(2,780)	12/19/2012	(482)	(4)
NOK	RBS	(11,008)	12/19/2012	(1,926)	(2)
NOK	RBS	6,107	12/19/2012	1,080	(11)
NOK	RBS	(5,290)	12/19/2012	(922)	(4)
NZD	RBS	1,697	12/19/2012	1,398	(8)
NZD	RBS	1,603	12/19/2012	1,307	7
NZD	RBS	2,847	12/19/2012	2,361	(27)
NZD	RBS	124	12/19/2012	102	(¿ )
NZD	RBS	27,396	12/19/2012	21,610	844
NZD	RBS	1,167	12/19/2012	953	3
NZD	RBS	(1,240)	12/19/2012	(1,006)	(10)
NZD	RBS	(4,085)	12/19/2012	(3,242)	(106)
NZD	RBS	(3,213)	12/19/2012	(2,631)	(3)
NZD	RBS	(1,734)	12/19/2012	(1,412)	(9)
NZD	RBS	(3,810)	12/19/2012	(3,015)	(108)
NZD	RBS	1,526	12/19/2012	1,255	(4)
NZD	RBS	2,340	12/19/2012	1,931	(13)
NZD	RBS	4,924	12/19/2012	4,073	(37)
NZD	RBS	(106)	12/19/2012	(87)	(¿ )
NZD	RBS	3,310	12/19/2012	2,747	(34)
NZD	RBS	549	12/19/2012	448	2
NZD	RBS	2,951	12/19/2012	2,432	(13)
NZD	RBS	1,505	12/19/2012	1,234	(¿ )
NZD	RBS	(493)	12/19/2012	(403)	(1)
NZD	RBS	(337)	12/19/2012	(276)	¿
NZD	RBS	5,536	12/19/2012	4,523	14
NZD	RBS	6,553	12/19/2012	5,411	(40)
NZD	RBS	(1,090)	12/19/2012	(865)	(29)
NZD	RBS	(2,017)	12/19/2012	(1,608)	(46)
NZD	RBS	(1,505)	12/19/2012	(1,225)	(8)
PHP	RBS	(1,000)	12/19/2012	(24)	(¿ )
PHP	RBS	316,000	12/19/2012	7,527	141
PHP	RBS	(2,000)	12/19/2012	(48)	(¿ )
PHP	RBS	(20,000)	12/19/2012	(477)	(8)
PHP	RBS	(7,000)	12/19/2012	(167)	(3)
PHP	RBS	(2,000)	12/19/2012	(48)	(1)
PHP	RBS	(15,000)	12/19/2012	(359)	(5)
PHP	RBS	(7,000)	12/19/2012	(168)	(2)
PHP	RBS	(20,000)	12/19/2012	(481)	(4)
PHP	RBS	(6,000)	12/19/2012	(141)	(5)
PHP	RBS	(22,000)	12/19/2012	(533)	(1)
PHP	RBS	(12,000)	12/19/2012	(288)	(3)
PLN	RBS	(500)	12/19/2012	(148)	(8)
PLN	RBS	(2,300)	12/19/2012	(683)	(34)
PLN	RBS	(600)	12/19/2012	(189)	2
PLN	RBS	(1,500)	12/19/2012	(476)	8
PLN	RBS	(800)	12/19/2012	(238)	(11)
PLN	RBS	(600)	12/19/2012	(179)	(8)
PLN	RBS	(1,500)	12/19/2012	(457)	(10)
PLN	RBS	(1,400)	12/19/2012	(439)	3
PLN	RBS	(300)	12/19/2012	(93)	(¿ )
PLN	RBS	31,900	12/19/2012	9,709	225
PLN	RBS	(200)	12/19/2012	(61)	(1)
RUB	RBS	(11,000)	12/19/2012	(350)	2
RUB	RBS	(22,000)	12/19/2012	(697)	2
RUB	RBS	(1,000)	12/19/2012	(32)	¿
RUB	RBS	4,000	12/19/2012	128	(1)
RUB	RBS	(8,000)	12/19/2012	(255)	2
RUB	RBS	6,000	12/19/2012	190	(¿ )
RUB	RBS	238,000	12/19/2012	7,375	145
RUB	RBS	7,000	12/19/2012	222	(1)
RUB	RBS	(5,000)	12/19/2012	(161)	3

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Managed Futures Strategy

(formerly, Transamerica AQR Managed Futures Strategy)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

FORWARD FOREIGN CURRENCY CONTRACTS (continued): β

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
RUB	RBS	(2,000)	12/19/2012	$(64)	$1
RUB	RBS	(10,000)	12/19/2012	(322)	6
RUB	RBS	4,000	12/19/2012	127	(¿ )
RUB	RBS	(11,000)	12/19/2012	(347)	(1)
RUB	RBS	(5,000)	12/19/2012	(159)	1
SEK	RBS	195,994	12/19/2012	29,336	170
SEK	RBS	(31,801)	12/19/2012	(4,731)	(56)
SEK	RBS	(5,380)	12/19/2012	(804)	(6)
SEK	RBS	(10,158)	12/19/2012	(1,512)	(18)
SEK	RBS	5,409	12/19/2012	818	(4)
SEK	RBS	(4,082)	12/19/2012	(618)	4
SEK	RBS	(1,274)	12/19/2012	(189)	(3)
SEK	RBS	14,668	12/19/2012	2,225	(17)
SEK	RBS	(24,149)	12/19/2012	(3,574)	(62)
SEK	RBS	358	12/19/2012	54	¿
SEK	RBS	(14,365)	12/19/2012	(2,143)	(19)
SEK	RBS	(12,007)	12/19/2012	(1,785)	(23)
SEK	RBS	(418)	12/19/2012	(63)	(¿ )
SGD	RBS	630	12/19/2012	506	11
SGD	RBS	(180)	12/19/2012	(146)	(1)
SGD	RBS	330	12/19/2012	268	2
SGD	RBS	(420)	12/19/2012	(344)	(¿ )
SGD	RBS	780	12/19/2012	637	2
SGD	RBS	200	12/19/2012	164	¿
SGD	RBS	(510)	12/19/2012	(416)	(2)
SGD	RBS	(120)	12/19/2012	(98)	(¿ )
SGD	RBS	(440)	12/19/2012	(358)	(3)
SGD	RBS	610	12/19/2012	499	2
SGD	RBS	380	12/19/2012	309	3
SGD	RBS	(610)	12/19/2012	(496)	(4)
SGD	RBS	7,880	12/19/2012	6,317	143
SGD	RBS	190	12/19/2012	155	1
SGD	RBS	1,930	12/19/2012	1,548	34
SGD	RBS	900	12/19/2012	728	9
SGD	RBS	400	12/19/2012	326	2
SGD	RBS	390	12/19/2012	316	4
SGD	RBS	510	12/19/2012	418	1
SGD	RBS	340	12/19/2012	279	¿
SGD	RBS	180	12/19/2012	147	1
SGD	RBS	840	12/19/2012	685	4
SGD	RBS	740	12/19/2012	601	5
SGD	RBS	460	12/19/2012	373	4
SGD	RBS	90	12/19/2012	73	¿
SGD	RBS	640	12/19/2012	522	3
SGD	RBS	(400)	12/19/2012	(327)	(¿ )
SGD	RBS	(130)	12/19/2012	(106)	(¿ )
SGD	RBS	1,170	12/19/2012	941	18
SGD	RBS	(450)	12/19/2012	(359)	(10)
SGD	RBS	(250)	12/19/2012	(205)	¿
TRY	RBS	(1,100)	12/19/2012	(596)	(13)
TRY	RBS	(900)	12/19/2012	(495)	(4)
TRY	RBS	24,220	12/19/2012	13,200	225
TRY	RBS	(700)	12/19/2012	(382)	(6)
TRY	RBS	(1,200)	12/19/2012	(655)	(10)
TRY	RBS	(1,300)	12/19/2012	(707)	(13)
TRY	RBS	(400)	12/19/2012	(216)	(6)
TRY	RBS	(200)	12/19/2012	(109)	(1)
TRY	RBS	(1,800)	12/19/2012	(989)	(8)
TRY	RBS	(2,300)	12/19/2012	(1,247)	(28)
TRY	RBS	(1,500)	12/19/2012	(822)	(9)
TRY	RBS	(800)	12/19/2012	(438)	(6)
TRY	RBS	(1,000)	12/19/2012	(545)	(9)
TRY	RBS	(200)	12/19/2012	(110)	(1)

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Managed Futures Strategy

(formerly, Transamerica AQR Managed Futures Strategy)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

FORWARD FOREIGN CURRENCY CONTRACTS (continued): β

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
TRY	RBS	(800)	12/19/2012	$(439)	$(4)
TRY	RBS	100	12/19/2012	55	¿
TRY	RBS	(800)	12/19/2012	(438)	(6)
TWD	RBS	14,000	12/19/2012	479	1
TWD	RBS	17,000	12/19/2012	584	(2)
TWD	RBS	66,000	12/19/2012	2,266	(6)
TWD	RBS	16,000	12/19/2012	551	(3)
TWD	RBS	16,000	12/19/2012	547	1
TWD	RBS	24,000	12/19/2012	823	(1)
TWD	RBS	65,000	12/19/2012	2,188	38
TWD	RBS	1,000	12/19/2012	34	¿
TWD	RBS	70,000	12/19/2012	2,352	45
TWD	RBS	58,000	12/19/2012	1,963	23
TWD	RBS	(378,000)	12/19/2012	(12,706)	(237)
TWD	RBS	16,000	12/19/2012	543	5
TWD	RBS	16,000	12/19/2012	546	2
TWD	RBS	29,000	12/19/2012	992	1
TWD	RBS	2,000	12/19/2012	69	(¿ )
TWD	RBS	57,000	12/19/2012	1,926	26
TWD	RBS	11,000	12/19/2012	377	(¿ )
TWD	RBS	74,000	12/19/2012	2,525	9
TWD	RBS	5,000	12/19/2012	171	(¿ )
TWD	RBS	8,000	12/19/2012	273	1
TWD	RBS	29,000	12/19/2012	990	3
TWD	RBS	21,000	12/19/2012	719	¿
TWD	RBS	28,000	12/19/2012	956	2
TWD	RBS	15,000	12/19/2012	512	2
TWD	RBS	9,000	12/19/2012	308	¿
TWD	RBS	28,000	12/19/2012	960	(1)
TWD	RBS	14,000	12/19/2012	475	4
TWD	RBS	4,000	12/19/2012	137	(¿ )
TWD	RBS	22,000	12/19/2012	752	1
TWD	RBS	67,000	12/19/2012	2,290	4
ZAR	RBS	(6,800)	12/19/2012	(796)	18
ZAR	RBS	(1,200)	12/19/2012	(138)	¿
ZAR	RBS	(2,500)	12/19/2012	(293)	7
ZAR	RBS	(6,800)	12/19/2012	(782)	4
ZAR	RBS	(1,200)	12/19/2012	(135)	(3)
ZAR	RBS	(6,000)	12/19/2012	(665)	(22)
ZAR	RBS	(1,200)	12/19/2012	(137)	(1)
ZAR	RBS	(7,100)	12/19/2012	(828)	15
ZAR	RBS	3,700	12/19/2012	446	(22)
ZAR	RBS	3,600	12/19/2012	429	(17)
ZAR	RBS	(10,700)	12/19/2012	(1,277)	52
ZAR	RBS	(1,000)	12/19/2012	(113)	(1)
ZAR	RBS	(1,800)	12/19/2012	(206)	(1)
ZAR	RBS	7,600	12/19/2012	917	(47)

					$968

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of 10/31/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received) Pledged (000’s)	Net Exposures (1) (000’s)
BCLY	$(144)	$17,728	$17,584
BOA	(23)	120	97
RBS	1,038	2,820	3,858

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Managed Futures Strategy

(formerly, Transamerica AQR Managed Futures Strategy)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

β	Cash, in the amount of $20,668, has been segregated by the custodian as collateral for the benefit of the broker for open swap contracts and/or forward foreign currency contracts.
(A)

At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

P	Aggregate cost for federal income tax purposes is $296,528. Net unrealized depreciation for tax purposes is $8,001.
Б	Cash, in the amount of $21,252, has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
¿	Amount is less than 1.

DEFINITIONS:

BCLY	Barclays Bank PLC
BOA	Bank of America
OTC	Over the Counter
RBS	Royal Bank of Scotland

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Columbian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Riggit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish New Lira
TWD	Taiwan New Dollar
ZAR	South African Rand

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

Transamerica Managed Futures Strategy

(formerly, Transamerica AQR Managed Futures Strategy)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At October 31, 2012

VALUATION SUMMARY (all amounts in thousands): '

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/2012
Investment Companies	$265,160	$—	$—	$265,160

Other Financial Instruments ₣	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/2012
Futures Contracts—Appreciation	$6,380	$—	$—	$6,380
Futures Contracts—Depreciation	(9,983)	—	—	(9,983)
Forward Foreign Currency Contracts—Appreciation	—	9,221	—	9,221
Forward Foreign Currency Contracts—Depreciation	—	(8,253)	—	(8,253)
Total Return Swaps—Appreciation	—	212	—	212
Total Return Swaps—Depreciation	—	(309)	—	(309)

Total	$(3,603)	$871	$—	$(2,732)

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 10/31/2012. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES

At October 31, 2012

(all amounts except per share amounts in thousands)

	Transamerica Commodity Strategy		Transamerica Global Allocation	Transamerica Managed Futures Strategy
Assets:
Investment securities, at value	$129,752		$360,290	$265,160
Repurchase agreement, at value	38,705		—	—
Cash	—		143	—
Cash on deposit with custodian	19,115		—	20,668
Cash on deposit with broker	—		575	21,252
Foreign currency, at value	—		2,229	283
Receivables:
Investment securities sold	302,473		553	47,385
Shares of beneficial interest sold	—		254	—
Interest	—	(A)	763	4
Securities lending income (net)	3		10	—
Dividends	—		388	—
Dividend reclaims	1		73	—
Variation margin	—		5	—
Other	—		19	—
Prepaid expenses	1		1	1
Unrealized appreciation on swap agreements	—	(A)	72	212
Premium Paid on Swaps	151,236		—	—
Unrealized appreciation on forward foreign currency contracts	—		175	9,221

	$641,286		$365,550	$364,186

Liabilities:
Due to custodian	—		1,295	—
Cash deposit due to broker	—		900	—
Accounts payable and accrued liabilities:
Investment securities purchased	308,434		12,827	49,274
Shares of beneficial interest redeemed	124		279	209
Management and advisory fees	85		216	316
Trustees fees	—	(A)	1	1
Transfer agent fees	1		2	2
Custody fees	6		67	51
Administration fees	3		7	7
Audit and tax fees	24		33	25
Interest payable	37		—	—
Variation margin	—		—	3,603
Foreign capital gains tax	—		32	—
Other	7		32	13
Collateral for securities on loan	30,836		34,186	—
Written options and swaptions, at value	—		599	—
Unrealized depreciation on swap agreements	—	(A)	6	309
Premium Received on Swaps	151,236		—	—
Unrealized depreciation on forward foreign currency contracts	—		363	8,253

	490,793		50,845	62,063

Net assets	$150,493		$314,705	$302,123

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$151,347		$281,602	$314,578
Undistributed (accumulated) net investment income (loss)	(855)		3,976	(5,636)
Undistributed (accumulated) net realized gain (loss) from investments	1		5,845	(4,085)
Net unrealized appreciation (depreciation) on:
Investment securities	—		22,971	—
Futures contracts	—		187	(3,603)
Written option and swaption contracts	—		269	—
Swap agreements	—		66	(97)
Translation of assets and liabilities denominated in foreign currencies	—		(211)	966

Net assets	$150,493		$314,705	$302,123

Shares outstanding	15,555		28,509	32,264
Net asset value and offering price per share	$9.67		$11.04	$9.36

Investment securities, at cost	$129,752		$337,319	$265,160

Repurchase agreement, at cost	$38,705		$—	$—

Foreign currency, at cost	$—		$2,221	$284

Securities loaned, at value	$30,223		$33,349	$—

Premium received on written option and swaption contracts	$—		$868	$—

(A)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

CONSOLIDATED STATEMENTS OF OPERATIONS

At October 31, 2012

(all amounts except per share amounts in thousands)

	Transamerica Commodity Strategy	Transamerica Global Allocation		Transamerica Managed Futures Strategy
Investment income:
Dividend income	$—	$6,410		$—
Withholding taxes on foreign income	—	(282)		—
Interest income	98	3,557		38
Securities lending income (net)	41	220		—

Total investment income	139	9,905		38

Expenses:
Management and advisory	977	2,879		3,043
Transfer agent	12	29		21
Printing and shareholder reports	5	10		8
Custody	65	660		572
Administration	37	90		65
Legal	9	21		14
Audit and tax	21	41		23
Trustees	3	7		5
Registration	—	—		1
Other	3	8		34

Total expenses	1,132	3,745		3,786

Net investment income (loss)	(993)	6,160		(3,748)

Net realized gain (loss) on transactions from:
Investment securities	—	9,149	(A)	—
Futures contracts	—	(2,031)		3,541
Written option and swaption contracts	—	1,384		—
Swap agreements	(11,228)	6		(734)
Foreign currency transactions	—	323		(7,902)

Net realized gain (loss)	(11,228)	8,831		(5,095)

Net change in unrealized appreciation (depreciation) on:
Investment securities	—	(1,742	)(A)	—
Futures contracts	—	753		(1,572)
Written option and swaption contracts	—	624		—
Swap agreements	—	80		(178)
Translation of assets and liabilities denominated in foreign currencies	—	(426)		7,477

Net change in unrealized appreciation (depreciation)	—	(711)		5,727

Net realized and change in unrealized gain (loss)	(11,228)	8,120		632

Net increase (decrease) in net assets resulting from operations	$(12,221)	$14,280		$(3,116)

(A)	Net of foreign capital gains tax of $32.

Transamerica Funds		Annual Report 2012

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

For the years ended:

(all amounts in thousands)

	Transamerica Commodity Strategy		Transamerica Global Allocation		Transamerica Managed Futures Strategy
	October 31, 2012	October 31, 2011	October 31, 2012	October 31, 2011	October 31, 2012	October 31, 2011
From operations:
Net investment income (loss)	$(993)	$(1,079)	$6,160	$9,618	$(3,748)	$(3,062)
Net realized gain (loss)(A)	(11,228)	7,381	8,831	23,095	(5,095)	(4,806)
Net change in unrealized appreciation (depreciation)	—	(2)	(711)	(20,942)	5,727	(12,117)

Net increase (decrease) in net assets resulting from operations	(12,221)	6,300	14,280	11,771	(3,116)	(19,985)

Distributions to shareholders:
From net investment income	(6,303)	(7,529)	(10,437)	(7,497)	(88)	(2,620)
From net realized gains	—	(6,294)	(6,764)	—	(128)	(1,710)

Total distributions to shareholders	(6,303)	(13,823)	(17,201)	(7,497)	(216)	(4,330)

Capital share transactions:
Proceeds from shares sold	24,648	36,071	43,521	39,339	186,221	150,756
Dividends and distributions reinvested	6,303	13,823	17,201	7,497	216	4,330
Cost of shares redeemed	(39,777)	(11,504)	(165,322)	(126,189)	(143,391)	(126,249)

Net increase (decrease) in net assets resulting from capital shares transactions	(8,826)	38,390	(104,600)	(79,353)	43,046	28,837

Net increase (decrease) in net assets	(27,350)	30,867	(107,521)	(75,079)	39,714	4,522

Net assets:
Beginning of year	177,843	146,976	422,226	497,305	262,409	257,887

End of year	$150,493	$177,843	$314,705	$422,226	$302,123	$262,409

Undistributed (accumulated) net investment income (loss)	$(855)	$6,303	$3,976	$7,996	$(5,636)	$(2,793)

Share activity:
Shares issued	2,565	3,166	4,016	3,506	19,224	15,207
Shares issued-reinvested from dividends and distributions	669	1,290	1,710	689	22	432
Shares redeemed	(4,191)	(1,026)	(15,652)	(11,328)	(15,088)	(12,921)

Net increase (decrease) in shares outstanding	(957)	3,430	(9,926)	(7,133)	4,158	2,718

(A)	Net realized gain (loss) includes all items listed in the Statement of Operations.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period	Transamerica Commodity Strategy
October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of year	$10.77	$11.24	$10.03	$8.11	$14.11

Investment operations
Net investment income (loss)(A)	(0.06)	(0.07)	0.04	0.05	0.03
Net realized and change in unrealized gain (loss) on investments	(0.66)	0.64	1.22	1.91	(5.85)

Total from investment operations	(0.72)	0.57	1.26	1.96	(5.82)

Distributions
Net investment income	(0.38)	(0.57)	(0.05)	(0.04)	(0.03)
Net realized gains on investments	—	(0.47)	—	—	(B)	(0.15)

Total distributions	(0.38)	(1.04)	(0.05)	(0.04)	(0.18)

Net asset value
End of year	$9.67	$10.77	$11.24	$10.03	$8.11

Total return(C)	(6.57)%	5.12%	12.61%	24.41%	(41.77)%

Net assets end of year (000’s)	$150,493	$177,843	$146,976	$121,342	$87,252

Ratio and supplemental data
Expenses to average net assets:
After reimbursement/recapture	0.71%	0.71%	0.86%	0.89%	0.86%
Before reimbursement/recapture	0.71%	0.71%	0.86%	0.89%	0.86%
Net investment income (loss) to average net assets	(0.62)%	(0.60)%	0.38%	0.63%	0.21%
Portfolio turnover rate	—%	—%	112	%(D)	5%	4%

For a share outstanding throughout each period	Transamerica Global Allocation
	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of year	$10.99	$10.91	$9.99	$9.32	$13.23

Investment operations
Net investment income(A)	0.17	0.22	0.20	0.19	0.27
Net realized and change in unrealized gain (loss) on investments	0.33	0.03	0.93	1.55	(3.25)

Total from investment operations	0.50	0.25	1.13	1.74	(2.98)

Distributions
Net investment income	(0.27)	(0.17)	(0.21)	(0.55)	(0.35)
Net realized gains on investments	(0.18)	—	—	(0.52)	(0.58)

Total distributions	(0.45)	(0.17)	(0.21)	(1.07)	(0.93)

Net asset value
End of year	$11.04	$10.99	$10.91	$9.99	$9.32

Total return(C)	4.91%	2.28%	11.40%	20.57%	(24.23)%

Net assets end of year (000’s)	$314,705	$422,226	$497,305	$448,979	$377,781

Ratio and supplemental data
Expenses to average net assets:
After reimbursement/recapture	0.96%	0.91%	0.87%	0.90%	0.88%
Before reimbursement/recapture	0.96%	0.91%	0.87%	0.90%	0.88%
Net investment income to average net assets	1.58%	1.98%	1.96%	2.08%	2.25%
Portfolio turnover rate	38%	41%	51%	43%	49%

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Managed Futures Strategy
October 31, 2012	October 31, 2011	October 31, 2010(E)
Net asset value
Beginning of period/year	$9.34	$10.16	$10.00

Investment operations
Net investment loss(A)	(0.13)	(0.12)	(0.01)
Net realized and change in unrealized gain (loss) on investments	0.16	(0.53)	0.17

Total from investment operations	0.03	(0.65)	0.16

Distributions
Net investment income	—	(B)	(0.10)	—
Net realized gains on investments	(0.01)	(0.07)	—

Total distributions	(0.01)	(0.17)	—

Net asset value
End of year	$9.36	$9.34	$10.16

Total return(C)	0.31%	(6.52)%	1.60	%(F)

Net assets end of year (000’s)	$302,123	$262,409	$257,887

Ratio and supplemental data
Expenses to average net assets:
After reimbursement/recapture	1.37%	1.31%	1.38	%(G)
Before reimbursement/recapture	1.37%	1.31%	1.38	%(G)
Net investment loss to average net assets	(1.35)%	(1.21)%	(1.22	)%(G)
Portfolio turnover rate	—%	—%	—	%(F)

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Increase in portfolio turnover was triggered by a change in the fund’s objectives.
(E)	Commenced operations on September 30, 2010.
(F)	Not annualized.
(G)	Annualized.

Note: Prior to November 1, 2009, all the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds		Annual Report 2012

NOTES TO FINANCIAL STATEMENTS

At October 31, 2012

(all amounts in thousands)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Effective March 1, 2012, the following name changes occurred:

Fund Name	Formerly Known As
Transamerica Arbitrage Strategy	Transamerica Water Island Arbitrage Strategy
Transamerica Bond	Transamerica Loomis Sayles Bond
Transamerica Core Bond	Transamerica JPMorgan Core Bond
Transamerica Developing Markets Equity	Transamerica Oppenheimer Developing Markets
Transamerica Global Macro	Transamerica First Quadrant Global Macro
Transamerica Global Real Estate Securities	Transamerica Clarion Global Real Estate Securities
Transamerica Growth	Transamerica Jennison Growth
Transamerica International	Transamerica Neuberger Berman International
Transamerica International Equity Opportunities	Transamerica MFS International Equity
Transamerica International Small Cap	Transamerica Schroders International Small Cap
Transamerica International Value Opportunities	Transamerica Thornburg International Value
Transamerica Large Cap Value	Transamerica BlackRock Large Cap Value
Transamerica Long/Short Strategy	Transamerica JPMorgan Long/Short Strategy
Transamerica Mid Cap Value	Transamerica JPMorgan Mid Cap Value
Transamerica Real Return TIPS	Transamerica PIMCO Real Return TIPS
Transamerica Select Equity	Transamerica ICAP Select Equity
Transamerica Total Return	Transamerica PIMCO Total Return
Transamerica Value	Transamerica Third Avenue Value
Transamerica Commodity Strategy	Transamerica Goldman Sachs Commodity Strategy
Transamerica Global Allocation	Transamerica BlackRock Global Allocation
Transamerica Managed Futures Strategy	Transamerica AQR Managed Futures Strategy

Effective July 31, 2012, Transamerica Large Cap Value changed its name to Transamerica Large Company.

Transamerica Arbitrage Strategy, Transamerica Bond, Transamerica Core Bond, Transamerica Developing Markets Equity, Transamerica Global Macro, Transamerica Global Real Estate Securities, Transamerica Growth, Transamerica International, Transamerica International Equity Opportunities, Transamerica International Small Cap, Transamerica International Value Opportunities, Transamerica Large Company, Transamerica Long/Short Strategy, Transamerica Mid Cap Value, Transamerica Real Return TIPS, Transamerica Select Equity, Transamerica Total Return, Transamerica Value, Transamerica Commodity Strategy, Transamerica Global Allocation, and Transamerica Managed Futures Strategy, (each a “Fund”; collectively, the “Funds”) are part of the Trust.

Transamerica Global Macro, Transamerica Global Real Estate Securities, Transamerica Real Return TIPS, Transamerica Value, Transamerica Commodity Strategy, and Transamerica Managed Futures Strategy are “non-diversified” under the 1940 Act.

This report should be read in conjunction with the Funds’ current prospectus, which contains more complete information about the Funds, including investment objectives and strategies.

In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

In preparing the Funds’ financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Funds’ securities exposes the Funds to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Funds may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Funds seek to increase their net investment income through the receipt of interest and fees.

Such income is reflected separately in the Statements of Operations or Consolidated Statements of Operations. The value of loaned securities and related collateral outstanding at October 31, 2012 are shown in the Schedules of Investments and Statements of Assets and Liabilities, or in the Consolidated Schedules of Investments and Consolidated Statements of Assets and Liabilities.

Income from loaned securities in the Statements of Operations or Consolidated Statements of Operations is net of fees and rebates earned by the lending agent for its services.

Transamerica Funds		Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2012

(all amounts in thousands)

NOTE 1. (continued)

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Funds’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country, or region.

Foreign taxes: The Funds may be subjected to taxes imposed by the countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Funds may also be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds accrue such taxes and recoveries as applicable, when the related income or capital gains are earned and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Forward foreign currency contracts: The Funds are subject to foreign currency exchange rate risk exposure in the normal course of pursuing their investment objectives. The Funds enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at October 31, 2012 are listed in the Schedules of Investments or Consolidated Schedules of Investments.

Option contracts: The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds enter into option contracts to manage exposure to various market fluctuations. Funds purchase or write put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms.

Purchased options: Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. The Funds pay premiums, which are included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss.

Written options: Writing call options tends to decrease a Fund’s exposure to the underlying investment. When a Fund writes a covered call or put option, the premium received is recorded as a liability in the Statement of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss. In writing an option, a Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by a Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

Transamerica Funds		Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2012

(all amounts in thousands)

NOTE 1. (continued)

Inflation-capped options: A Fund purchases or writes inflation-capped options to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to the investments in inflation-linked products.

Straddle swaption contracts: The Funds enter into straddle swaption contracts. A straddle swaption is an investment strategy that consists of two swaptions, each with a different underlying swap, wherein the holder buys both a payer and receiver option on the same floating rate. If the floating rate falls, the holder receives the fixed rate, and if the floating rate rises, the holder pays the fixed rate.

The underlying face amounts of open option and swaption contracts at October 31, 2012 are listed in the Schedules of Investments or Consolidated Schedules of Investments.

Transactions in written options were as follows:

Transamerica Arbitrage Strategy	Premium	Notional Amount
Balance at October 31, 2011	$157		$244
Sales	3,345		4,164
Closing Buys	(1,223)		(1,080)
Expirations	(2,051)		(2,775)
Exercised	(76)		(87)

Balance at October 31, 2012	$152		$466

Transamerica Global Macro	Premium	Notional Amount
Balance at October 31, 2011	$1,868		$53
Sales	11,119		2,158
Closing Buys	(8,415)		(881)
Expirations	(3,312)		(988)
Exercised	—		—

Balance at October 31, 2012	$1,260		$342

Transamerica Real Return TIPS	Premium	Notional Amount
Balance at October 31, 2011	$227		$25,300
Sales	29		54
Closing Buys	(94)		(7,654)
Expirations	—		—
Exercised	—		—

Balance at October 31, 2012	$162		$17,700

Transamerica Global Allocation	Premium	Notional Amount
Balance at October 31, 2011	$1,744		$448
Sales	3,477		1,034
Closing Buys	(3,515)		(853)
Expirations	(741)		(209)
Exercised	(165)		(114)

Balance at October 31, 2012	$800		$306

Transamerica Global Allocation	Premium	Notional Amount
Balance at October 31, 2011	$59	EUR	971
Sales	174		10,244
Closing Buys	(124)		(7,322)
Expirations	(56)		(940)
Exercised	(3)		(1)

Balance at October 31, 2012	$50	EUR	2,952

Transamerica Global Allocation	Premium	Notional Amount
Balance at October 31, 2011	$5	HKD	81
Sales	3		71
Closing Buys	—		—
Expirations	(8)		(152)
Exercised	—		—

Balance at October 31, 2012	$—	HKD	—

Transamerica Global Allocation	Premium	Notional Amount
Balance at October 31, 2011	$61	JPY	137
Sales	24		9
Closing Buys	(36)		(64)
Expirations	(31)		(74)
Exercised	—		—

Balance at October 31, 2012	$18	JPY	8

Transactions in written swaptions were as follows:

Transamerica Real Return TIPS	Premium	Notional Amount
Balance at October 31, 2011	$2,041		$262,000
Sales	2,130		293,700
Closing Buys	(2,528)		(320,000)
Expirations	(146)		(13,400)
Exercised	—		—

Balance at October 31, 2012	$1,497		$222,300

Transamerica Real Return TIPS	Premium	Notional Amount
Balance at October 31, 2011	$—	EUR	—
Sales	31		5,900
Closing Buys	—		—
Expirations	—		—
Exercised	—		—

Balance at October 31, 2012	$31	EUR	5,900

Transamerica Total Return	Premium	Notional Amount
Balance at October 31, 2011	$691		$70,600
Sales	1,301		84,200
Closing Buys	(664)		(73,100)
Expirations	(27)		(2,500)
Exercised	—		—

Balance at October 31, 2012	$1,301		$79,200

Transamerica Funds		Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2012

(all amounts in thousands)

NOTE 1. (continued)

Futures contracts: The Funds are subject to equity and commodity price risks, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Funds each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at October 31, 2012 are listed in the Schedules of Investments or Consolidated Schedules of Investments. The variation margin receivable or payable, as applicable, is included in the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Funds enter into credit default, cross-currency, interest rate, total return, variance, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss in the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

Payments received or made at the beginning of the measurement period are reflected as such in the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities, and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses in the Statements of Operations or Consolidated Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations or Consolidated Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gains or losses in the Statement of Operations or Consolidated Statements of Operations.

Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraphs:

Credit default swap agreements: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. The Funds enter into credit default swaps to manage their exposure to the market, or certain sectors of the market, to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Funds’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty, and by the posting of collateral.

Certain Funds sell credit default swaps, which exposes them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps are disclosed in the Schedules of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps is included in the footnotes to the Schedules of Investments. If a defined credit event had occurred during the year, the swaps’ credit-risk-related contingent features would have been triggered, and the Funds would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Funds enter into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. Funds with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty, and by the posting of collateral.

Transamerica Funds		Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2012

(all amounts in thousands)

NOTE 1. (continued)

Total return swap agreements: The Funds are subject to commodity, equity, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing their investment objectives. The value of the commodity-linked investments held by a Fund can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting a Fund’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Cross-currency swap agreements: The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds enter into cross-currency swap agreements to gain or reduce exposure to foreign currencies or to hedge against foreign currency exchange rate and/or interest rate risk. Cross-currency swap agreements are interest rate swaps in which two parties agree to exchange cash flows based on the notional amounts of two different currencies. The Funds with cross-currency swap agreements can elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swap agreements can also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

The open swap agreements at October 31, 2012 are listed in the Schedules of Investments or Consolidated Schedules of Investments.

Cash overdraft: Throughout the year, the Funds may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to Custodian in the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Expenses from cash overdrafts are included in Other in the Statements of Operations or Consolidated Statements of Operations.

Reverse repurchase agreements: The Funds enter into reverse repurchase agreements in which the Funds sell portfolio securities and agree to repurchase them from the buyer at a specified date and price. Pursuant to the terms of the reverse repurchase agreements, the Funds’ custodian must segregate assets with an aggregate market value greater than or equal to 100% of the resale price. Securities sold under reverse repurchase agreements are shown in the Schedules of Investments or Consolidated Schedules of Investments and reflected as a liability on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

Transamerica Real Return TIPS entered into reverse repurchase agreements during the year ended October 31, 2012. The average reverse repurchase agreement for the year was approximately $24,320 with an average interest rate of 0.25%.

The open reverse repurchase agreements at October 31, 2012 are listed in the Schedules of Investments or Consolidated Schedules of Investments.

Dollar Rolls: For the period November 1, 2011 to April 30, 2012, the Funds accounted for dollar roll transactions as Purchase and Sale transactions. With the adoption of the amended authoritative guidance “Reconsideration of Effective Control for Repurchase Agreements” as issued by the Financial Accounting Standards Board (“FASB”) in April 2011 and adopted by the Funds on May 1, 2012, the Funds account for dollar roll transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Dollar roll transactions involve sales by the Funds of securities and simultaneously contracts to repurchase substantially similar securities (same type and interest rate) on a specified future date. The Funds forgo principal and interest paid during the roll period on the securities sold in a dollar roll transaction. The Funds are compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “drop”) as well as by any interest earned on the proceeds of the securities sold. Dollar roll transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Dollar roll transactions expose the Funds to risks such as the following: (i) buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Funds; (ii) the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price.

Dollar roll transactions accounted for as borrowing transactions are excluded from the Funds’ turnover rates. The Funds recognize drop fee income on a straight line basis over the period of the roll. For the six months ended October 31, 2012, Transamerica Real Return TIPS and Transamerica Total Return earned drop fee income of $224 and less than $1, respectively. The drop fee income is included in “Interest income” in the Statements of Operations.

The outstanding payable for securities to be repurchased is included in payable for funds borrowed in the Statements of Assets and Liabilities. The average borrowing for dollar roll transactions during the six months ended October 31, 2012 for Transamerica Real Return TIPS and Transamerica Total Return was approximately $56,058 and $51, respectively, with an average interest rate of 0.24% and 0.19%, respectively. The interest expense is included in Interest in the Statements of Operations.

Open dollar roll transactions at October 31, 2012 are included in the Schedules of Investments.

Transamerica Funds		Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2012

(all amounts in thousands)

NOTE 1. (continued)

Short sales: A short sale is a transaction in which a Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Funds are obligated to replace the borrowed securities at the market price at the time of replacement. The Funds’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Funds consider the short sale to be a borrowing by the Funds that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Fund may be unable to replace borrowed securities sold short.

The Funds investing in short sales are liable for any dividends payable on securities while those securities are in a short position and also bears other costs, such as charges for the prime brokerage accounts, in connection with its short positions. These costs are reported as dividends and/or interest from securities sold short in the Statements of Operations or Consolidated Statements of Operations.

Loan participations and assignments: The Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Funds to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Funds assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Funds may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Funds that participate in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Funds have direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Funds may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Funds held no unsecured loan participations at October 31, 2012.

Structured notes: Certain Funds invest in structured notes. A structured debt instrument is a hybrid debt security that has an embedded derivative. This type of instrument is used to manage cash flows from the debt security. All structured notes are listed within the Schedules of Investments.

To be announced (“TBA”) purchase commitments: TBA purchase commitments are entered into to purchase securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA purchase commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations. Open balances are included in the payable or receivable for investments purchased or sold.

Treasury inflation-protected securities (“TIPS”): Certain Funds invest in TIPS, specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income in the Statements of Operations or Consolidated Statements of Operations with a corresponding adjustment to cost.

Restricted and illiquid securities: The Funds may invest in unregulated or restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at October 31, 2012 are listed in the Schedules of Investments or Consolidated Schedules of Investments.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Funds with broker/dealers with which Transamerica Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Funds. In no event will commissions paid by the Funds be used to pay expenses that would otherwise be borne by any other funds within Transamerica Funds, or by any other party.

Transamerica Funds		Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2012

(all amounts in thousands)

NOTE 1. (continued)

Commissions recaptured for the year ended October 31, 2012, are included in net realized gain (loss) in the Statements of Operations and are summarized as follows:

Fund Name	Commissions
Transamerica Global Real Estate Securities	$15
Transamerica Growth	47
Transamerica International	1
Transamerica International Equity Opportunities	—	(A)
Transamerica International Value Opportunities	1
Transamerica Mid Cap Value	8
Transamerica Select Equity	226
Transamerica Value	12

(A)	Rounds to less than $1.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Real estate investment trust (“REITs”): Dividend income related to a Real Estate Investment Trust is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

There are certain additional risks involved in investing in REITs. These include, but are not limited to, economical conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Funds’ Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed an internal valuation committee (the “Valuation Committee”) to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of portfolio investments. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Funds use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

Transamerica Funds		Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2012

(all amounts in thousands)

NOTE 2. (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

For assets and liabilities for which significant unobservable inputs (Level 3) were used, a reconciliation of the beginning to the ending balances for reported market values that presents changes attributed to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the year. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of each Fund’s Schedule of Investments.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment company securities: Investment company securities are valued at the net asset value of the underlying fund. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds		Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2012

(all amounts in thousands)

NOTE 2. (continued)

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Restricted securities (equity and debt): The Funds may invest in unregulated or otherwise restricted securities. Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by TAM’s Valuation Committee under the supervision of the Funds’ Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The hierarchy classification of inputs used to value the Funds’ investments, at October 31, 2012, is disclosed in the Valuation Summary of each Fund’s Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TAM, the Funds’ investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Funds’ administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, TFS, and TCI are affiliates of AEGON NV.

Certain officers and trustees of the Funds are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee receives compensation from the Funds.

The following schedule reflects the percentage of each Fund’s assets owned by affiliated investment companies at October 31, 2012:

Transamerica Arbitrage Strategy	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$19,669	16.91%
Transamerica Asset Allocation-Growth Portfolio	2,681	2.31
Transamerica Asset Allocation-Moderate Portfolio	33,893	29.14
Transamerica Asset Allocation-Moderate Growth Portfolio	27,087	23.29
Transamerica Multi-Manager Alternative Strategies Portfolio	32,940	28.32

Total	$116,270	99.97%

Transamerica Bond	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$72,174	9.79%

Transamerica Bond (continued)	Market Value	% of Net Assets
Transamerica Asset Allocation- Moderate Portfolio	$94,162	12.78%
Transamerica Asset Allocation- Moderate Growth Portfolio	56,553	7.67
Transamerica Multi-Manager Alternative Strategies Portfolio	63,564	8.62
Transamerica Asset Allocation- Conservative VP	43,140	5.85
Transamerica Asset Allocation-Growth VP	24,980	3.39
Transamerica Asset Allocation- Moderate Growth VP	101,490	13.77
Transamerica Asset Allocation- Moderate VP	180,324	24.47
Transamerica BlackRock Tactical Allocation VP	63,495	8.61

Transamerica Funds		Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2012

(all amounts in thousands)

NOTE 3. (continued)

Transamerica Bond (continued)	Market Value	% of Net Assets
Transamerica International Moderate Growth VP	$21,369	2.90%
Transamerica Madison Balanced Allocation VP	5,038	0.69
Transamerica Madison Conservative Allocation VP	5,688	0.77

Total	$731,977	99.31%

Transamerica Core Bond	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$216,573	11.52%
Transamerica Asset Allocation-Moderate Portfolio	193,681	10.31
Transamerica Asset Allocation-Moderate Growth Portfolio	195,512	10.40
Transamerica Asset Allocation-Conservative VP	239,887	12.77
Transamerica Asset Allocation-Moderate Growth VP	391,375	20.83
Transamerica Asset Allocation-Moderate VP	562,461	29.93
Transamerica International Moderate Growth VP	47,152	2.51

Total	$1,846,641	98.27%

Transamerica Developing Markets Equity	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$6,486	1.90%
Transamerica Asset Allocation-Growth Portfolio	50,446	14.78
Transamerica Asset Allocation-Moderate Portfolio	18,348	5.38
Transamerica Asset Allocation-Moderate Growth Portfolio	52,192	15.29
Transamerica Multi-Manager Alternative Strategies Portfolio	18,088	5.30
Transamerica Multi-Manager International Portfolio	26,333	7.71
Transamerica Asset Allocation-Conservative VP	12,849	3.76
Transamerica Asset Allocation-Growth VP	20,867	6.11
Transamerica Asset Allocation-Moderate Growth VP	85,523	25.05
Transamerica Asset Allocation-Moderate VP	38,764	11.36
Transamerica International Moderate Growth VP	5,585	1.64

Total	$335,481	98.28%

Transamerica Global Macro	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$9,700	8.64%
Transamerica Asset Allocation-Moderate Portfolio	13,008	11.59
Transamerica Multi-Manager Alternative Strategies Portfolio	75,419	67.18
Transamerica Multi-Manager International Portfolio	3,725	3.32

Transamerica Global Macro (continued)	Market Value	% of Net Assets
Transamerica Asset Allocation-Growth VP	$10,335	9.21%

Total	$112,187	99.94%

Transamerica Global Real Estate Securities	Market Value	% of Net Assets
Transamerica Asset Allocation- Conservative Portfolio	$1,017	0.63%
Transamerica Asset Allocation-Growth Portfolio	37,288	23.26
Transamerica Asset Allocation-Moderate Portfolio	14,894	9.29
Transamerica Asset Allocation-Moderate Growth Portfolio	53,435	33.33
Transamerica Multi-Manager Alternative Strategies Portfolio	34,634	21.60
Transamerica Multi-Manager International Portfolio	8,440	5.26

Total	$149,708	93.37%

Transamerica Growth	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$43,765	7.95%
Transamerica Asset Allocation-Growth Portfolio	143,317	26.05
Transamerica Asset Allocation-Moderate Portfolio	136,667	24.84
Transamerica Asset Allocation-Moderate Growth Portfolio	212,585	38.64

Total	$536,334	97.48%

Transamerica International	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$7,053	2.30%
Transamerica Asset Allocation-Growth Portfolio	35,017	11.40
Transamerica Asset Allocation-Moderate Portfolio	20,931	6.81
Transamerica Asset Allocation-Moderate Growth Portfolio	61,601	20.06
Transamerica Multi-Manager International Portfolio	40,472	13.18
Transamerica Asset Allocation-Growth VP	20,918	6.81
Transamerica Asset Allocation-Moderate Growth VP	42,997	14.00
Transamerica Asset Allocation-Moderate VP	23,373	7.61
Transamerica International Moderate Growth VP	51,759	16.85

Total	$304,121	99.02%

Transamerica International Equity Opportunities	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$5,755	3.29%
Transamerica Asset Allocation-Growth Portfolio	9,150	5.23
Transamerica Asset Allocation-Moderate Portfolio	15,070	8.62

Transamerica Funds		Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2012

(all amounts in thousands)

NOTE 3. (continued)

Transamerica International Equity Opportunities (continued)	Market Value	% of Net Assets
Transamerica Asset Allocation- Moderate Growth Portfolio	$14,778	8.45%
Transamerica Multi-Manager International Portfolio	33,735	19.29
Transamerica Asset Allocation- Moderate Growth VP	5,319	3.04
Transamerica Asset Allocation- Moderate VP	25,329	14.48
Transamerica International Moderate Growth VP	62,572	35.78

Total	$171,708	98.18%

Transamerica International Small Cap	Market Value	% of Net Assets
Transamerica Asset Allocation- Conservative Portfolio	$4,942	2.04%
Transamerica Asset Allocation-Growth Portfolio	17,507	7.24
Transamerica Asset Allocation- Moderate Portfolio	13,516	5.59
Transamerica Asset Allocation- Moderate Growth Portfolio	25,989	10.74
Transamerica Multi-Manager Alternative Strategies Portfolio	27,876	11.52%
Transamerica Multi-Manager International Portfolio	11,590	4.79
Transamerica Asset Allocation-Growth VP	15,469	6.39
Transamerica Asset Allocation- Moderate Growth VP	43,129	17.83
Transamerica Asset Allocation- Moderate VP	38,213	15.80
Transamerica International Moderate Growth VP	39,999	16.53

Total	$238,230	98.47%

Transamerica International Value Opportunities	Market Value	% of Net Assets
Transamerica Asset Allocation- Conservative Portfolio	$6,304	2.86%
Transamerica Asset Allocation-Growth Portfolio	21,008	9.54
Transamerica Asset Allocation- Moderate Portfolio	15,854	7.20
Transamerica Asset Allocation- Moderate Growth Portfolio	34,213	15.54
Transamerica Multi-Manager International Portfolio	39,257	17.83
Transamerica Asset Allocation-Growth VP	8,667	3.94
Transamerica Asset Allocation- Moderate Growth VP	41,401	18.80
Transamerica Asset Allocation- Moderate VP	22,844	10.37
Transamerica International Moderate Growth VP	26,224	11.91
Transamerica Madison Balanced Allocation VP	1,054	0.48

Total	$216,826	98.47%

Transamerica Large Company	Market Value	% of Net Assets
Transamerica Asset Allocation- Conservative Portfolio	$37,985	7.12%
Transamerica Asset Allocation-Growth Portfolio	144,188	27.05
Transamerica Asset Allocation- Moderate Portfolio	111,566	20.93
Transamerica Asset Allocation- Moderate Growth Portfolio	225,362	42.28

Total	$519,101	97.38%

Transamerica Long/Short Strategy	Market Value	% of Net Assets
Transamerica Asset Allocation- Conservative Portfolio	$9,877	10.83%
Transamerica Asset Allocation- Moderate Portfolio	14,129	15.50
Transamerica Multi-Manager Alternative Strategies Portfolio	67,074	73.55

Total	$91,080	99.88%

Transamerica Mid Cap Value	Market Value	% of Net Assets
Transamerica Asset Allocation- Conservative Portfolio	$8,618	4.14%
Transamerica Asset Allocation-Growth Portfolio	60,006	28.79
Transamerica Asset Allocation- Moderate Portfolio	42,491	20.38
Transamerica Asset Allocation- Moderate Growth Portfolio	93,853	45.02

Total	$204,968	98.33%

Transamerica Real Return TIPS	Market Value	% of Net Assets
Transamerica Asset Allocation- Conservative Portfolio	$71,131	5.29%
Transamerica Asset Allocation- Moderate Portfolio	78,409	5.84
Transamerica Asset Allocation- Moderate Growth Portfolio	83,447	6.21
Transamerica Multi-Manager Alternative Strategies Portfolio	20,514	1.53
Transamerica Asset Allocation- Conservative VP	115,328	8.58
Transamerica Asset Allocation-Growth VP	4,770	0.35
Transamerica Asset Allocation- Moderate Growth VP	522,565	38.89
Transamerica Asset Allocation- Moderate VP	425,321	31.66
Transamerica International Moderate Growth VP	8,025	0.60

Total	$1,329,510	98.95%

Transamerica Select Equity	Market Value	% of Net Assets
Transamerica Asset Allocation- Conservative Portfolio	$37,475	3.12%
Transamerica Asset Allocation-Growth Portfolio	145,948	12.16
Transamerica Asset Allocation- Moderate Portfolio	109,490	9.12

Transamerica Funds		Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2012

(all amounts in thousands)

NOTE 3. (continued)

Transamerica Select Equity (continued)	Market Value	% of Net Assets
Transamerica Asset Allocation- Moderate Growth Portfolio	$220,404	18.37%
Transamerica Asset Allocation- Conservative VP	60,373	5.03
Transamerica Asset Allocation-Growth VP	93,248	7.77
Transamerica Asset Allocation- Moderate Growth VP	312,910	26.07
Transamerica Asset Allocation- Moderate VP	176,748	14.73
Transamerica BlackRock Tactical Allocation VP	30,311	2.52

Total	$1,186,907	98.89%

Transamerica Total Return	Market Value	% of Net Assets
Transamerica Asset Allocation- Conservative Portfolio	$219,008	27.25%
Transamerica Asset Allocation- Moderate Portfolio	286,308	35.62
Transamerica Asset Allocation- Moderate Growth Portfolio	265,962	33.09

Total	$771,278	95.96%

Transamerica Value	Market Value	% of Net Assets
Transamerica Asset Allocation- Conservative Portfolio	$18,963	6.99%
Transamerica Asset Allocation-Growth Portfolio	45,114	16.61
Transamerica Asset Allocation- Moderate Portfolio	36,456	13.43
Transamerica Asset Allocation- Moderate Growth Portfolio	75,903	27.95
Transamerica Asset Allocation-Growth VP	15,868	5.84
Transamerica Asset Allocation- Moderate Growth VP	46,795	17.23
Transamerica Asset Allocation- Moderate VP	29,987	11.04

Total	$269,086	99.09%

Transamerica Commodity Strategy	Market Value	% of Net Assets
Transamerica Asset Allocation- Conservative Portfolio	$11,634	7.73%
Transamerica Asset Allocation-Growth Portfolio	19,973	13.27
Transamerica Asset Allocation- Moderate Portfolio	29,530	19.62
Transamerica Asset Allocation- Moderate Growth Portfolio	51,402	34.16
Transamerica Multi-Manager Alternative Strategies Portfolio	37,063	24.63

Total	$149,602	99.41%

Transamerica Global Allocation	Market Value	% of Net Assets
Transamerica Asset Allocation- Conservative Portfolio	$21,268	6.76%
Transamerica Asset Allocation-Growth Portfolio	10,941	3.47
Transamerica Asset Allocation- Moderate Portfolio	41,284	13.12
Transamerica Asset Allocation- Moderate Growth Portfolio	67,214	21.36
Transamerica Multi-Manager International Portfolio	10,955	3.48
Transamerica Asset Allocation- Moderate Growth VP	69,475	22.07
Transamerica BlackRock Tactical Allocation VP	54,569	17.34
Transamerica Asset Allocation- Moderate VP	36,219	11.51

Total	$311,925	99.11%

Transamerica Managed Futures Strategy	Market Value	% of Net Assets
Transamerica Asset Allocation- Conservative Portfolio	$22,035	7.29%
Transamerica Asset Allocation-Growth Portfolio	40,394	13.37
Transamerica Asset Allocation- Moderate Portfolio	40,270	13.33
Transamerica Asset Allocation- Moderate Growth Portfolio	82,705	27.38
Transamerica Multi-Manager Alternative Strategies Portfolio	31,875	10.55
Transamerica Asset Allocation-Growth VP	83,508	27.64

Total	$300,787	99.56%

Transamerica Funds		Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2012

(all amounts in thousands)

NOTE 3. (continued)

Investment advisory fees: The Funds pay management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints and/or rates:

Fund Name/Breakpoint	Rate
Transamerica Arbitrage Strategy
First $50 million	1.05%
Over $50 million	1.00
Transamerica Bond
First $200 million	0.675%
Over $200 million up to $750 million	0.625
Over $750 million	0.575
Transamerica Core Bond
First $750 million	0.45%
Over $750 million up to $1 billion	0.40
Over $1 billion	0.375
Transamerica Developing Markets Equity
First $50 million	1.20%
Over $50 million up to $200 million	1.15
Over $200 million up to $500 million	1.10
Over $500 million	1.05
Transamerica Global Macro
First $300 million	1.25%
Over $300 million	1.20
Transamerica Global Real Estate Securities
First $250 million	0.80%
Over $250 million up to $500 million	0.775
Over $500 million up to $1 billion	0.70
Over $1 billion	0.65
Transamerica Growth
First $250 million	0.80%
Over $250 million up to $500 million	0.775
Over $500 million up to $1 billion	0.70
Over $1 billion up to $1.5 billion	0.675
Over $1.5 billion	0.65
Transamerica International
First $100 million	1.00%
Over $100 million	0.95
Transamerica International Equity Opportunities
First $250 million	0.90%
Over $250 million up to $500 million	0.875
Over $500 million up to $1 billion	0.85
Over $1 billion	0.80
Transamerica International Small Cap
First $300 million	1.07%
Over $300 million	1.00
Transamerica International Value Opportunities
First $100 million	1.10%
Over $100 million up to $300 million	1.00
Over $300 million	0.95

Fund Name/Breakpoint	Rate
Transamerica Large Company
First $250 million	0.80%
Over $250 million up to $750 million	0.775
Over $750 million up to $1 billion	0.75
Over $1 billion up to $2 billion	0.65
Over $2 billion	0.625
Transamerica Long/Short Strategy
ANA	1.30%
Transamerica Mid Cap Value
First $100 million	0.85%
Over $100 million	0.80
Transamerica Real Return TIPS
First $250 million	0.70%
Over $250 million up to $750 million	0.65
Over $750 million up to $1 billion	0.60
Over $1 billion	0.55
Transamerica Select Equity
First $200 million	0.80%
Over $200 million up to $500 million	0.74
Over $500 million up to $1 billion	0.69
Over $1 billion up to $1.5 billion	0.67
Over $1.5 billion	0.62
Transamerica Total Return
First $250 million	0.675%
Over $250 million up to $750 million	0.65
Over $750 million	0.60
Transamerica Value
ANA	0.80%
Transamerica Commodity Strategy
First $200 million	0.61%
Over $200 million up to $1 billion	0.59
Over $1 billion	0.56
Transamerica Global Allocation
First $100 million	0.80%
Over $100 million	0.72
Transamerica Managed Futures Strategy
First $500 million	1.10%
Over $500 million	1.05

Transamerica Funds		Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2012

(all amounts in thousands)

NOTE 3. (continued)

TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business, exceed the following stated annual limit:

Fund Name	Expense Limit	Maximum Operating Expense Limit Effective Through
Transamerica Arbitrage Strategy	1.25%	March 1, 2013
Transamerica Bond	0.88	March 1, 2013
Transamerica Core Bond	0.70	March 1, 2013
Transamerica Developing Markets Equity	1.45	March 1, 2013
Transamerica Global Macro	1.65	March 1, 2013
Transamerica International	1.25	March 1, 2013
Transamerica International Small Cap	1.27	March 1, 2013
Transamerica International Value Opportunities	1.35	March 1, 2013
Transamerica Large Company	1.00	March 1, 2013
Transamerica Long/Short Strategy	1.65	March 1, 2013
Transamerica Mid Cap Value	1.05	March 1, 2013
Transamerica Select Equity	0.90	March 1, 2013
Transamerica Value	1.00	March 1, 2013
Transamerica Commodity Strategy	1.00	March 1, 2013
Transamerica Global Allocation	1.00	March 1, 2013
Transamerica Managed Futures Strategy	1.45	March 1, 2013

Funds not listed in the above table did not have an expense limit.

TAM is entitled to reimbursement by the Funds of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Fund operating expenses are less than the stated annual limit.

There were no amounts recaptured by TAM during the year ended October 31, 2012.

The following amounts were available for recapture by TAM as of October 31, 2012:

Fund Name	Amount Available	Year Reimbursed	Available Through
Transamerica Arbitrage Strategy	$61	2011	10/31/2013
	172	2012	10/31/2014

Administrative services: The Funds have entered into an agreement with TFS for financial and legal fund administration services. Effective March 1, 2012, the Funds pay TFS an annual fee of 0.025% of ANA. Prior to March 1, 2012, the Funds paid TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent fees: Pursuant to a Transfer Agency Agreement, as amended, the Funds pay TFS a fee for providing transfer agent services. Fees paid for the year ended October 31, 2012 and the amounts due to TFS at year end are disclosed in the Statements of Operations and the Statements of Assets and Liabilities, respectively; or in the Consolidated Statements of Operations and Consolidated Statements of Assets and Liabilities, respectively.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

Brokerage commissions: There were no brokerage commissions incurred on security transactions placed with affiliates of the adviser or sub-advisers for the year ended October 31, 2012.

Transamerica Funds		Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2012

(all amounts in thousands)

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the year ended October 31, 2012 were as follows:

	Purchases of securities:		Proceeds from maturities and sales of securities:
Fund Name	Long-term	U.S. Government	Long-term	U.S. Government
Transamerica Arbitrage Strategy	$761,635	$—	$776,488	$—
Transamerica Bond	270,951	89,204	126,685	15,891
Transamerica Core Bond	363,900	107,784	380,679	356,803
Transamerica Developing Markets Equity	150,199	—	334,199	—
Transamerica Global Macro	—	—	—	—
Transamerica Global Real Estate Securities	82,307	—	86,205	—
Transamerica Growth	253,070	—	368,612	—
Transamerica International	162,689	—	222,840	—
Transamerica International Equity Opportunities	78,466	—	265,140	—
Transamerica International Small Cap	85,092	—	181,520	—
Transamerica International Value Opportunities	64,412	—	292,057	—
Transamerica Large Company	539,536	—	627,828	—
Transamerica Long/Short Strategy	174,111	—	180,912	—
Transamerica Mid Cap Value	87,658	—	69,064	—
Transamerica Real Return TIPS	153,181	2,078,723	214,153	1,780,187
Transamerica Select Equity	888,512	—	736,808	—
Transamerica Total Return	113,915	639,545	197,885	611,845
Transamerica Value	42,254	—	106,061	—
Transamerica Commodity Strategy	—	—	—	—
Transamerica Global Allocation	109,891	20,706	224,820	37,812
Transamerica Managed Futures Strategy	—	—	—	—

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

Transamerica Arbitrage Strategy:

The Fund is subject to various risks in the normal course of pursuing its investment objective. The volume of swap contracts increased throughout the year from zero to 11 contracts. The volume of forward foreign currency contracts and purchased options/swaptions contracts held throughout the year averaged 147 and 13 contracts, respectively, with overall increases from 129 and 8 contracts, respectively, to 131 and 11 contracts, respectively The volume of written options/swaptions contracts held during the year averaged 59 contracts, beginning and ending the year with an overall decrease from 48 to 32 contracts. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:

Fair Values of Derivative Instruments in the Statement of Assets and Liabilities as of October 31, 2012:

Derivatives not accounted for as hedging instruments

Location	Foreign exchange contracts	Equity Contracts	Total
Asset derivatives
Purchased options, at value *	$—	$171	$171
Unrealized appreciation on swap agreements	—	57	57
Unrealized appreciation on forward foreign currency contracts	637	—	637
Liability derivatives
Written options, at value	—	(161)	(161)
Unrealized depreciation on swap agreements	—	(26)	(26)
Unrealized depreciation on forward foreign currency contracts	(144)	—	(144)

Total	$493	$41	$534

*	Included within Investment securities, at value.

Transamerica Funds		Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2012

(all amounts in thousands)

NOTE 5. (continued)

Transamerica Arbitrage Strategy (continued):

Effect of Derivative Instruments in the Statement of Operations for the year ended October 31, 2012:

Derivatives not accounted for as hedging instruments

Location	Foreign exchange contracts	Equity Contracts	Total
Net Realized Gain (Loss) on derivatives recognized in income
Net realized gain (loss) on purchased options ^	$—	$(788)	$(788)
Net realized gain (loss) on written options and swaptions	—	2,118	2,118
Net realized gain (loss) on swap agreements	—	(1,585)	(1,585)
Net realized gain (loss) on forward foreign currency contracts ~	(1,861)	—	(1,861)
Net change in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on purchased options Y	—	(16)	(16)
Net change in unrealized appreciation (depreciation) on written options and swaptions	—	95	95
Net change in unrealized appreciation (depreciation) on swap agreements	—	31	31
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions ŧ	1,307	—	1,307

Total	$(554)	$(145)	$(699)

^	Included within net realized gain (loss) on transactions from Investment securities.
~	Included within net realized gain (loss) on transactions from foreign currency transactions.
Y	Included within net change in unrealized appreciation (depreciation) on Investment securities.
ŧ	Included within net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies.

For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica Global Macro:

The Fund is subject to various risks in the normal course of pursuing its investment objective. The volume of futures contracts held at the end of the year is indicative of the volume held throughout the year. The volume of forward foreign currency contracts and purchased options held averaged 89 and 13 contracts, respectively, beginning at 114 and 14 and ending at 67 and 22, respectively. The volume of written options held throughout the year increased, beginning at 8 contracts, and ending at 25 contracts. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:

Fair Values of Derivative Instruments in the Statement of Assets and Liabilities as of October 31, 2012:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Equity contracts	Total
Asset derivatives
Purchased options, at value *	$—	$—	$741	$741
Unrealized appreciation on futures contracts **	128	—	489	617
Unrealized appreciation on forward foreign currency contracts	—	1,817	—	1,817
Liability derivatives
Unrealized depreciation on futures contracts **	(604)	—	(300)	(904)
Written options, at value	—	—	(874)	(874)
Unrealized depreciation on forward foreign currency contracts	—	(1,539)	—	(1,539)

Total	$(476)	$278	$56	$(142)

*	Included within Investment securities, at value.
**	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Funds		Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2012

(all amounts in thousands)

NOTE 5. (continued)

Transamerica Global Macro (continued):

Effect of Derivative Instruments in the Statement of Operations for the year ended October 31, 2012:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Equity contracts	Total
Net Realized Gain (Loss) on derivatives recognized in income
Net realized gain (loss) on purchased options ^	$—	$—	$(5,762)	$(5,762)
Net realized gain (loss) on futures contracts	159	—	3,069	3,228
Net realized gain (loss) on written options and swaptions	—	—	2,718	2,718
Net realized gain (loss) on forward foreign currency contracts ~	—	2,887	—	2,887
Net change in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on purchased options Y	—	—	4	4
Net change in unrealized appreciation (depreciation) on futures contracts	(1,922)	—	24	(1,898)
Net change in unrealized appreciation (depreciation) on written options and swaptions	—	—	506	506
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions ŧ	—	(1,013)	—	(1,013)

Total	$(1,763)	$1,874	$559	$670

^	Included within net realized gain (loss) on transactions from Investment securities.
~	Included within net realized gain (loss) on transactions from foreign currency transactions.
Y	Included within net change in unrealized appreciation (depreciation) on Investment securities.
ŧ	Included within net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies.

For non-exchange traded derivatives (forward foreign currency contracts), under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica International Value Opportunities:

The Fund is subject to various risks in the normal course of pursuing its investment objective. The volume of forward foreign currency contracts held increased during the year, starting at 3 contracts and ending at 5 contracts. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:

Fair Values of Derivative Instruments in the Statement of Assets and Liabilities as of October 31, 2012:

Derivatives not accounted for as hedging instruments

Location	Foreign exchange contracts
Asset derivatives
Unrealized appreciation on forward foreign currency contracts	$546
Liability derivatives
Unrealized depreciation on forward foreign currency contracts	(91)

Total	$455

Transamerica Funds		Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2012

(all amounts in thousands)

NOTE 5. (continued)

Transamerica International Value Opportunities (continued):

Effect of Derivative Instruments in the Statement of Operations for the year ended October 31, 2012:

Derivatives not accounted for as hedging instruments

Location	Foreign exchange contracts
Net Realized Gain (Loss) on derivatives recognized in income
Net realized gain (loss) on forward foreign currency contracts ~	$3,337
Net change in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions ŧ	(751)

Total	$2,586

~	Included within net realized gain (loss) on transactions from foreign currency transactions.
ŧ	Included within net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies.

For non-exchange traded derivatives (forward foreign currency contracts), under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica Real Return TIPS:

The Fund is subject to various risks in the normal course of pursuing its investment objective. The volume of forward foreign currency contracts held throughout the year averaged 61, beginning and ending the year with 61 and 54 contracts, respectively. The volume of written swaptions contracts, futures and swap contracts decreased throughout the year, beginning the year with 22, 8, and 48, respectively and ending the year at 16, 3, and 20, respectively. The volume of purchased options/swaptions held at year end is indicative of the volume held throughout the year. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:

Fair Values of Derivative Instruments in the Statement of Assets and Liabilities as of October 31, 2012:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Credit contracts	Total
Asset derivatives
Purchased swaptions, at value *	$559	$—	$—	$559
Unrealized appreciation on futures contracts **	73	—	—	73
Premium paid on swap agreements	1,651	—	139	1,790
Unrealized appreciation on swap agreements	692	—	124	816
Unrealized appreciation on forward foreign currency contracts	—	1,074	—	1,074
Liability derivatives
Written options and swaptions, at value	(1,568)	—	—	(1,568)
Premium received on swap agreements	(7)	—	(101)	(108)
Unrealized depreciation on swap agreements	(434)	—	(280)	(714)
Unrealized depreciation on forward foreign currency contracts	—	(1,363)	—	(1,363)

Total	$966	$(289)	$(118)	$559

*	Included within Investment securities, at value.
**	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Funds		Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2012

(all amounts in thousands)

NOTE 5. (continued)

Transamerica Real Return TIPS (continued):

Effect of Derivative Instruments in the Statement of Operations for the year ended October 31, 2012:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Credit contracts	Total
Net Realized Gain (Loss) on derivatives recognized in income
Net realized gain (loss) on purchased swaptions ^	$(141)	$—	$—	$(141)
Net realized gain (loss) on futures contracts	2,030	—	—	2,030
Net realized gain (loss) on written options and swaptions	1,603	—	—	1,603
Net realized gain (loss) on swap agreements	3,237	—	(23)	3,214
Net realized gain (loss) on forward foreign currency contracts ~	—	(3,885)	—	(3,885)
Net change in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on purchased swaptions Y	(344)	—	—	(344)
Net change in unrealized appreciation (depreciation) on futures contracts	(1,173)	—	—	(1,173)
Net change in unrealized appreciation (depreciation) on written options and swaptions	(1,115)	—	—	(1,115)
Net change in unrealized appreciation (depreciation) on swap agreements	(792)	—	90	(702)
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions ŧ	—	4,554	—	4,554

Total	$3,305	$669	$67	$4,041

^	Included within net realized gain (loss) on transactions from Investment securities.
~	Included within net realized gain (loss) on transactions from foreign currency transactions.
Y	Included within net change in unrealized appreciation (depreciation) on Investment securities.
ŧ	Included within net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies.

For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica Funds		Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2012

(all amounts in thousands)

NOTE 5. (continued)

Transamerica Total Return:

The Fund is subject to various risks in the normal course of pursuing its investment objective. The volume of swap contracts held at the end of the year is indicative of the volume held throughout the year. The volume of written option/swaption contracts, forward foreign currency contracts, and futures contracts held throughout the year decreased, starting at 16, 73, 4 contracts, respectively, and ending at 3, 48, and 2 contracts, respectively. The volume of purchase option/swaption held throughout the year increased from zero to 1. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:

Fair Values of Derivative Instruments in the Statement of Assets and Liabilities as of October 31, 2012:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Credit contracts	Total
Asset derivatives
Purchased swaptions, at value *	$386	$—	$—	$386
Premium paid on swap agreements	1,228	—	1,142	2,370
Unrealized appreciation on swap agreements	6,808	—	98	6,906
Unrealized appreciation on forward foreign currency contracts	—	1,588	—	1,588
Liability derivatives
Unrealized depreciation on futures contracts **	(56)	—	—	(56)
Written options and swaptions, at value	(1,084)	—	—	(1,084)
Premium received on swap agreements	(1,036)	—	(42)	(1,078)
Unrealized depreciation on swap agreements	(282)	—	(3,090)	(3,372)
Unrealized depreciation on forward foreign currency contracts	—	(2,514)	—	(2,514)

Total	$5,964	$(926)	$(1,892)	$3,146

*	Included within Investment securities, at value.
**	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the year ended October 31, 2012:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Credit contracts	Total
Net Realized Gain (Loss) on derivatives recognized in income
Net realized gain (loss) on futures contracts	$720	$—	$—	$720
Net realized gain (loss) on written options and swaptions	451	—	—	451
Net realized gain (loss) on swap agreements	(1,341)	—	238	(1,103)
Net realized gain (loss) on forward foreign currency contracts ~	—	(6,976)	—	(6,976)
Net change in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on purchased swaptions Y	(13)	—	—	(13)
Net change in unrealized appreciation (depreciation) on futures contracts	45	—	—	45
Net change in unrealized appreciation (depreciation) on written options and swaptions	(9)	—	—	(9)
Net change in unrealized appreciation (depreciation) on swap agreements	5,569	—	(2,815)	2,754
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions ŧ	—	2,971	—	2,971

Total	$5,422	$(4,005)	$(2,577)	$(1,160)

~	Included within net realized gain (loss) on transactions from foreign currency transactions.
Y	Included within net change in unrealized appreciation (depreciation) on Investment securities.
ŧ	Included within net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies.

For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica Funds		Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2012

(all amounts in thousands)

NOTE 5. (continued)

Transamerica Commodity Strategy:

The Fund is subject to various risks in the normal course of pursuing its investment objective. The volume of swap contracts held throughout the year increased from 2 to 5 contracts. The table below highlights the types of risks and the derivative instruments used to mitigate the risks:

Fair Values of Derivative Instruments in the Consolidated Statement of Assets and Liabilities as of October 31, 2012:

Derivatives not accounted for as hedging instruments

Location	Commodity contracts
Asset derivatives
Premium paid on swap agreements	151,236
Liability derivatives
Premium received on swap agreements	(151,236)

Effect of Derivative Instruments in the Consolidated Statement of Operations for the year ended October 31, 2012:

Derivatives not accounted for as hedging instruments

Location	Commodity contracts
Net Realized Gain (Loss) on derivatives recognized in income
Net realized gain (loss) on swap agreements	$(11,228)

For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica Global Allocation:

The Fund is subject to various risks in the normal course of pursuing its investment objective. The volume of swap contracts and written options/swaptions held throughout the year averaged 7 and 56 contracts, respectively, with overall increases from 5 and 41 contracts, respectively, to 11 and 49 contracts, respectively. The volume of forward foreign currency contracts and purchased options held throughout the year averaged 52 and 53 contracts, respectively, with increases from 44 and 38 contracts at the beginning of the year to 51 and 103 contracts at the end of the year, respectively. The volume of futures contracts held throughout the year increased from 4 contracts at the beginning of the year to 7 contracts at the end of the year. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:

Fair Values of Derivative Instruments in the Consolidated Statement of Assets and Liabilities as of October 31, 2012:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Equity	Commodity contracts	Total
Asset derivatives
Purchased Options, at value *	$—	$27	$2,022	$6	$2,055
Unrealized appreciation on futures contracts **	—	—	189	—	189
Unrealized appreciation on swap agreements	18	—	54	—	72
Unrealized appreciation on forward foreign currency contracts	—	175	—	—	175
Liability derivatives
Unrealized depreciation on futures contracts **	—	—	(2)	—	(2)
Written options and swaptions, at value	—	(16)	(583)	—	(599)
Unrealized depreciation on swap agreements	(6)	—	—	—	(6)
Unrealized depreciation on forward foreign currency contracts	—	(363)	—	—	(363)

Total	$12	$(177)	$1,680	$6	$1,521

*	Included within Investment securities, at value.
**	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

Transamerica Funds		Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2012

(all amounts in thousands)

NOTE 5. (continued)

Transamerica Global Allocation:

Effect of Derivative Instruments in the Consolidated Statement of Operations for the year ended October 31, 2012:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Commodity contracts	Total
Net Realized Gain (Loss) on derivatives recognized in income
Net realized gain (loss) on purchased options ^	$—	$(178)	$—	$(4,320)	$(6)	$(4,504)
Net realized gain (loss) on futures contracts	—	—	—	(2,031)	—	(2,031)
Net realized gain (loss) on written options and swaptions	—	53	—	1,299	32	1,384
Net realized gain (loss) on swap agreements	134	4	(173)	41	—	6
Net realized gain (loss) on forward foreign currency contracts ~	—	326	—	—	—	326
Net change in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on purchased options Y	—	(27)	—	(104)	(26)	(157)
Net change in unrealized appreciation (depreciation) on futures contracts	—	—	—	753	—	753
Net change in unrealized appreciation (depreciation) on written options and swaptions	—	34	—	590	—	624
Net change in unrealized appreciation (depreciation) on swap agreements	39	(13)	—	54	—	80
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions ŧ	—	(430)	—	—	—	(430)

Total	$173	$(231)	$(173)	$(3,718)	$—	$(3,949)

^	Included within net realized gain (loss) on transactions from Investment securities.
~	Included within net realized gain (loss) on transactions from foreign currency transactions.
Y	Included within net change in unrealized appreciation (depreciation) on Investment securities.
ŧ	Included within net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies.

For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica Funds		Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2012

(all amounts in thousands)

NOTE 5. (continued)

Transamerica Managed Futures Strategy:

The Fund is subject to various risks in the normal course of pursuing its investment objective. The volume of swap contracts held throughout the year increased, beginning at 6 contracts and ending at 10 contracts. The volume of forward foreign currency contracts averaged 499 throughout the year, beginning at 455 and ending at 515 contracts. The volume of futures contracts held during the year averaged 203 contracts, with an increase from 210 contracts at the beginning of the year to 298 contracts at the end of the year. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:

Fair Values of Derivative Instruments in the Consolidated Statement of Assets and Liabilities as of October 31, 2012:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Equity contracts	Commodity Contracts	Total
Asset derivatives
Unrealized appreciation on futures contracts **	$237	$—	$403	$5,740	$6,380
Unrealized appreciation on swap agreements	5	—	70	137	212
Unrealized appreciation on forward foreign currency contracts	—	9,221	—	—	9,221
Liability derivatives
Unrealized depreciation on futures contracts **	(125)	—	(2,269)	(7,589)	(9,983)
Unrealized depreciation on swap agreements	(28)	—	—	(281)	(309)
Unrealized depreciation on forward foreign currency contracts	—	(8,253)	—	—	(8,253)

Total	$89	$968	$(1,796)	$(1,993)	$(2,732)

**	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Consolidated Statement of Operations for the year ended October 31, 2012:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Equity contracts	Commodity contracts	Total
Net Realized Gain (Loss) on derivatives recognized in income
Net realized gain (loss) on futures contracts	$3,663	$—	$(2,223)	$2,101	$3,541
Net realized gain (loss) on swap agreements	(2,400)	—	1,714	(48)	(734)
Net realized gain (loss) on forward foreign currency contracts ~	—	(7,904)	—	—	(7,904)
Net change in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on futures contracts	777	—	(606)	(1,743)	(1,572)
Net change in unrealized appreciation (depreciation) on swap agreements	(277)	—	243	(144)	(178)
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions ŧ	—	7,496	—	—	7,496

Total	$1,763	$(408)	$(872)	$166	$649

~	Included within net realized gain (loss) on transactions from foreign currency transactions.
ŧ	Included within net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies.

For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica Funds		Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2012

(all amounts in thousands)

NOTE 6. FEDERAL INCOME TAX MATTERS

The Funds have not made any provision for federal income or excise taxes due to its policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Funds’ tax provisions taken or expected to be taken for all open tax years 2009-2012, and has concluded that no provision for income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Funds identify their major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, paydown gain/loss, foreign capital gains tax, and return of capital distributions from underlying investments.

Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. These reclassifications are as follows:

Fund Name	Shares of beneficial interest, unlimited shares authorized	Undistributed (accumulated) net investment income (loss)		Undistributed (accumulated) net realized gain (loss) from investment securities
Transamerica Arbitrage Strategy	$—	$2,030		$(2,030)
Transamerica Bond	—	3,713		(3,713)
Transamerica Core Bond	—	13,692		(13,692)
Transamerica Developing Markets Equity	—	(557)		557
Transamerica Global Macro	(881)	311		570
Transamerica Global Real Estate Securities	—	3,512		(3,512)
Transamerica Growth	—	71		(71)
Transamerica International	—	(437)		437
Transamerica International Equity Opportunities	—	(207)		207
Transamerica International Small Cap	—	383		(383)
Transamerica International Value Opportunities	—	(335)		335
Transamerica Large Company	—	—	(A)	(—	) (A)
Transamerica Long/Short Strategy	(172)	166		6
Transamerica Real Return TIPS	—	2,610		(2,610)
Transamerica Total Return	—	2,957		(2,957)
Transamerica Value	—	370		(370)
Transamerica Commodity Strategy	(11,366)	138		11,228
Transamerica Global Allocation	5	257		(262)
Transamerica Managed Futures Strategy	278	993		(1,271)

(A)	Rounds to less than $1.

Transamerica Funds		Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2012

(all amounts in thousands)

NOTE 6. (continued)

At October 31, 2012, the Funds had capital loss carryforwards available to offset future realized gains through the periods listed below:

Fund Name	Capital Loss Carryforwards	Available Through
Transamerica Global Macro	$65,043	October 31, 2017
Transamerica Global Macro	4,794	October 31, 2019
Transamerica Global Real Estate Securities	1,360	October 31, 2016
Transamerica Global Real Estate Securities	60,884	October 31, 2017
Transamerica Global Real Estate Securities	12,882	October 31, 2018
Transamerica International	62,635	October 31, 2016
Transamerica International	103,154	October 31, 2017
Transamerica International	869	October 31, 2018
Transamerica International	1,570	Short-Term Indefinitely
Transamerica International Small Cap	1,568	Short-Term Indefinitely
Transamerica Large Company	83,930	October 31, 2017
Transamerica Long/Short Strategy	8,292	October 31, 2016
Transamerica Long/Short Strategy	2,462	October 31, 2018
Transamerica Long/Short Strategy	247	October 31, 2019
Transamerica Mid Cap Value	2,079	October 31, 2017
Transamerica Value	82,097	October 31, 2017
Transamerica Value	999	Long-Term Indefinitely
Transamerica Managed Futures Strategy	4,334	October 31, 2019
Transamerica Managed Futures Strategy	102	Short-Term Indefinitely

The capital loss carryforwards utilized or expired during the year ended October 31, 2012 were as follows:

Fund Name	Capital Loss Carryforwards Utilized/Expired During the Year Ended October 31, 2012
Transamerica Core Bond	$1,274
Transamerica Global Macro	2,931
Transamerica Global Real Estate Securities	6,188
Transamerica Large Company	41,114
Transamerica Long/Short Strategy	1,799
Transamerica Mid Cap Value	14,569
Transamerica Select Equity	3,466

Funds not listed in the table above do not have capital loss carryforwards utilized or expired.

Transamerica Funds		Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2012

(all amounts in thousands)

NOTE 6. (continued)

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets or Consolidated Statements of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2012 and 2011 was as follows:

	2012 Distributions Paid From			2011 Distributions Paid From
	Ordinary income	Long-term Capital Gain	Return of Capital	Ordinary income	Long-term Capital Gain	Return of Capital
Transamerica Arbitrage Strategy	$1,456	$—	$—	$—	$—	$—
Transamerica Bond	38,269	21,177	—	34,806	10,200	—
Transamerica Core Bond	75,050	—	—	52,360	—	—
Transamerica Developing Markets Equity	2,678	40,297	—	1,725	—	—
Transamerica Global Real Estate Securities	5,154	—	—	16,534	—	—
Transamerica Growth	276	22,868	—	177	623	—
Transamerica International	6,082	—	—	7,056	—	—
Transamerica International Equity Opportunities	11,838	43,888	—	10,751	22,069	—
Transamerica International Small Cap	10,379	35,841	—	6,177	3,120	—
Transamerica International Value Opportunities	8,733	62,673	—	4,184	4,994	—
Transamerica Large Company	6,909	—	—	8,350	—	—
Transamerica Mid Cap Value	1,745	—	—	2,200	—	—
Transamerica Real Return TIPS	35,531	26,610	—	35,057	24,373	—
Transamerica Select Equity	22,422	—	—	54	—	—
Transamerica Total Return	21,727	2,586	—	27,213	9,767	—
Transamerica Value	728	—	—	7,774	—	—
Transamerica Commodity Strategy	6,303	—	—	7,529	6,294	—
Transamerica Global Allocation	10,396	6,805	—	7,497	—	—
Transamerica Managed Futures Strategy	88	128	—	3,392	938	—

The tax basis components of distributable earnings as of October 31, 2012 are as follows:

Fund Name	Undistributed Ordinary income	Undistributed Long-term Capital Gain	Capital Loss Carryforward	Other Temporary Differences		Net Unrealized Appreciation (Depreciation)
Transamerica Arbitrage Strategy	$2,782	$—	$—	$(30)		$(5,224)
Transamerica Bond	6,260	6,268	—	(85)		57,250
Transamerica Core Bond	8,974	5,785	—	—		103,310
Transamerica Developing Markets Equity	1,448	35,429	—	—		15,866
Transamerica Global Macro	—	—	(69,837)	(1,221	)^	(150)
Transamerica Global Real Estate Securities	9,016	—	(75,126)	—		25,660
Transamerica Growth	—	58,044	—	—		146,267
Transamerica International	5,381	—	(168,228)	—	(A)	57,600
Transamerica International Equity Opportunities	4,852	8,389	—	—		(7,221)
Transamerica International Small Cap	6,476	—	(1,568)	—		12,331
Transamerica International Value Opportunities	4,428	3,939	—	—		16,702
Transamerica Large Company	6,188	—	(83,930)	—		63,208
Transamerica Long/Short Strategy	—	—	(11,001)	(928	)^	67
Transamerica Mid Cap Value	1,555	—	(2,079)	—		45,601
Transamerica Real Return TIPS	32,874	31,910	—	(977)		65,311
Transamerica Select Equity	31,614	740	—	—		117,512
Transamerica Total Return	6,747	—	—	(929)		33,380
Transamerica Value	3,802	—	(83,096)	—		(50,588)
Transamerica Commodity Strategy	—	—	—	10,205		(11,059)
Transamerica Global Allocation	5,114	9,904	—	(820)		18,905
Transamerica Managed Futures Strategy	—	—	(4,436)	448^		(8,467)

(A)	Rounds to less than $1.
^	Amounts include qualified ordinary late-year loss deferral.

Transamerica Funds		Annual Report 2012

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2012

(all amounts in thousands)

NOTE 7. BASIS FOR CONSOLIDATION

Transamerica Cayman Commodity Strategy, Ltd., Transamerica Cayman Global Allocation, Ltd., and Transamerica Cayman Managed Futures Strategy, Ltd., (each, a “Subsidiary”; collectively, the “Subsidiaries”) are organized under the laws of the Cayman Islands as wholly-owned subsidiaries which act as investment vehicles for Transamerica Commodity Strategy, Transamerica Global Allocation, and Transamerica Managed Futures Strategy, respectively. The principal purpose of investment of the Subsidiaries is to allow the Funds noted above to gain exposure to the commodity markets within the limitations of the federal tax law requirements applicable to regulated investment companies.

The following schedule reflects the net assets of the Subsidiaries as a percentage of the Funds’ net assets at October 31, 2012:

Fund Name	Subsidiary Name	Market Value	% of Net Assets
Transamerica Commodity Strategy	Transamerica Cayman Commodity Strategy, Ltd.	$25,382	16.87%
Transamerica Global Allocation	Transamerica Cayman Global Allocation, Ltd.	5,148	1.64
Transamerica Managed Futures Strategy	Transamerica Cayman Managed Futures Strategy, Ltd.	70,842	23.45

NOTE 8. ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board issued the authoritative guidance that will enhance disclosures related to financial instruments and derivative instruments that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. This information will enable users of the Funds’ financial statements to evaluate the effect or potential effect of netting arrangements on the Funds’ financial position. The adoption of this disclosure requirement is effective for financial statements interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the implication of the additional disclosure requirements and its impact on the Funds’ financial statements.

NOTE 9. SUBSEQUENT EVENTS

The Board of Trustees has approved the liquidation of Transamerica Large Company effective on or about January 4, 2013.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Funds’ financial statements.

Transamerica Funds		Annual Report 2012

Report of Independent Registered Public Accounting Firm

To the Board of Trustees & Shareholders of Transamerica Funds:

We have audited the accompanying statements of assets and liabilities of Transamerica Arbitrage Strategy (formerly “Transamerica Water Island Arbitrage Strategy”), Transamerica Bond (formerly “Transamerica Loomis Sayles Bond”), Transamerica Core Bond (formerly “Transamerica JPMorgan Core Bond”), Transamerica Developing Markets Equity (formerly “Transamerica Oppenheimer Developing Markets”), Transamerica Global Macro (formerly “Transamerica First Quadrant Global Macro”), Transamerica Global Real Estate Securities (formerly “Transamerica Clarion Global Real Estate Securities”), Transamerica Growth (formerly “Transamerica Jennison Growth”), Transamerica International (formerly “Transamerica Neuberger Berman International”), Transamerica International Equity Opportunities (formerly “Transamerica MFS International Equity”), Transamerica International Small Cap (formerly “Transamerica Schroders International Small Cap”), Transamerica International Value Opportunities (formerly “Transamerica Thornburg International Value”), Transamerica Large Company (formerly “Transamerica BlackRock Large Cap Value”), Transamerica Long/Short Strategy (formerly “Transamerica JPMorgan Long/Short Strategy”), Transamerica Mid Cap Value (formerly “Transamerica JPMorgan Mid Cap Value”), Transamerica Real Return TIPS (formerly “Transamerica PIMCO Real Return TIPS”), Transamerica Select Equity (formerly “Transamerica ICAP Select Equity”), Transamerica Total Return (formerly “Transamerica PIMCO Total Return”), and Transamerica Value (formerly “Transamerica Third Avenue Value”), including the schedules of investments, as of October 31, 2012, and the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the periods indicated therein. We have also audited the accompanying consolidated statements of assets and liabilities of Transamerica Commodity Strategy (formerly “Transamerica Goldman Sachs Commodity Strategy”), Transamerica Global Allocation (formerly “Transamerica BlackRock Global Allocation”), and Transamerica Managed Futures Strategy (formerly “Transamerica AQR Managed Futures Strategy”) , including the consolidated schedules of investments, as of October 31, 2012, and the related consolidated statements of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, and the consolidated financial highlights for each of the periods indicated therein. The aforementioned twenty one funds of the Transamerica Funds are hereafter referred to as the “Funds.” These financial statements and consolidated financial statements and financial highlights and consolidated financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and consolidated financial statements and financial highlights and consolidated financial highlights based on our audits. The financial highlights and consolidated financial highlights for periods ended prior to November 1, 2009 were audited by another independent registered public accounting firm whose report, dated December 21, 2009, expressed an unqualified opinion on those financial highlights and consolidated financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2012, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and consolidated financial statements and financial highlights and consolidated financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned twenty one Funds of the Transamerica Funds at October 31, 2012, the results of their operations and consolidated operations for the year ended, the changes in their net assets and consolidated changes in their net assets, and the financial highlights and consolidated financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

December 26, 2012

Transamerica Funds		Annual Report 2012

TRANSAMERICA FUNDS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS—CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds (the “Board”) held on June 13-14, 2012, the Board reviewed and considered the renewal of the investment advisory agreements (each an “Investment Advisory Agreement” and collectively the “Investment Advisory Agreements”) between each of the following funds (each a “Fund” and collectively the “Funds”) and Transamerica Asset Management, Inc. (“TAM”):

Transamerica Arbitrage Strategy	Transamerica International Equity Opportunities
Transamerica Bond	Transamerica International Small Cap
Transamerica Commodity Strategy	Transamerica International Value
Transamerica Core Bond	Transamerica International Value Opportunities
Transamerica Developing Markets Equity	Transamerica Large Company (then named Transamerica Large Cap Value)
Transamerica Developing Markets Debt	Transamerica Long/Short Strategy
Transamerica Emerging Markets	Transamerica Managed Futures Strategy
Transamerica Global Allocation	Transamerica Mid Cap Value
Transamerica Global Macro	Transamerica Real Return TIPS
Transamerica Global Real Estate Securities	Transamerica Small Company Growth
Transamerica Growth	Transamerica Total Return
Transamerica International	Transamerica Value

For the Funds listed in the left-hand column below, the Board also reviewed and considered the renewal of the investment sub-advisory agreements (each a “Sub-Advisory Agreement” and collectively the “Sub-Advisory Agreements”) between TAM and the corresponding sub-advisers listed in the right-hand column below (each a “Sub-Adviser” and collectively the “Sub-Advisers”).

Fund	Sub-Adviser
Transamerica Arbitrage Strategy	Water Island Capital, LLC
Transamerica Bond	Loomis, Sayles & Company, L.P.
Transamerica Commodity Strategy	Goldman Sachs Asset Management, L.P.
Transamerica Core Bond	J.P. Morgan Investment Management Inc.
Transamerica Developing Markets Equity	OppenheimerFunds, Inc.
Transamerica Developing Markets Debt	Morgan Stanley Investment Management Inc.
Transamerica Emerging Markets	Wellington Management Company, LLP
Transamerica Global Allocation	BlackRock Investment Management, LLC
Transamerica Global Macro	First Quadrant, L.P.
Transamerica Global Real Estate Securities	CBRE Clarion Securities LLC
Transamerica Growth	Jennison Associates LLC
Transamerica International	Neuberger Berman Management LLC
Transamerica International Equity Opportunities	MFS Investment Management
Transamerica International Small Cap	Schroder Investment Management North America Inc.
Transamerica International Value	Hansberger Global Investors, Inc.
Transamerica International Value Opportunities	Thornburg Investment Management, Inc.
Transamerica Large Company (then named Transamerica Large Cap Value)	BlackRock Investment Management, LLC
Transamerica Long/Short Strategy	J.P. Morgan Investment Management Inc.
Transamerica Managed Futures Strategy	AQR Capital Management, LLC
Transamerica Mid Cap Value	J.P. Morgan Investment Management Inc.
Transamerica Real Return TIPS	Pacific Investment Management Company LLC
Transamerica Small Company Growth	Morgan Stanley Investment Management Inc.
Transamerica Total Return	Pacific Investment Management Company LLC
Transamerica Value	Third Avenue Management LLC

With respect to each of Transamerica Commodity Strategy, Transamerica Global Allocation, and Transamerica Managed Futures Strategy, the Board’s consideration of the applicable Investment Advisory Agreement and Sub-Advisory Agreement also included consideration of (i) the investment advisory agreement between TAM and the Fund’s wholly owned subsidiary organized under the laws of the Cayman Islands; and (ii) the investment sub-advisory agreement between TAM and the Fund’s Sub-Adviser relating to the Fund’s subsidiary.

Transamerica Funds		Annual Report 2012

TRANSAMERICA FUNDS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS—CONTRACT RENEWAL (continued)

(unaudited)

Following their review and consideration, the Trustees determined that the terms of each Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each agreement is in the best interests of the applicable Fund and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2013. In reaching their decision, the Trustees requested and received from TAM and each Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. The Trustees also considered information they had previously received from TAM and each Sub-Adviser as part of their regular oversight of each Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by TAM. In considering the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement for Transamerica Small Company Growth, the Trustees noted that in May 2012 they had approved the liquidation of the Fund and, as a result, considered the information in light of the upcoming liquidation.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or any Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of each Investment Advisory Agreement and Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and each Sub-Adviser to the applicable Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for each Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and each Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of each Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for each applicable Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee for each Fund. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s).

Based on these considerations, the Board determined that TAM and each Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the applicable Fund’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short-and longer-term performance, as applicable, of each Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Fund’s benchmark(s), in each case for various trailing periods ended December 31, 2011.

Transamerica Arbitrage Strategy. The Board noted that the performance of Class I2 of the Fund was above the median for its peer universe for the period since inception. The Board also noted that the performance of Class I2 of the Fund was above its benchmark for the period since inception.

Transamerica Bond. The Board noted that the performance of Class I2 of the Fund was below the median for its peer universe for the past 1-year period and above the median for the past 3-year period. The Board also noted that the performance of Class I2 of the Fund was below its benchmark for the past 1-year period and above its benchmark for the past 3-year period. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Fund. The Trustees also noted that the performance of the Fund had improved during 2012.

Transamerica Funds		Annual Report 2012

TRANSAMERICA FUNDS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS—CONTRACT RENEWAL (continued)

(unaudited)

Investment Performance (continued)

Transamerica Commodity Strategy. The Board noted that the performance of Class I2 of the Fund was below the median for its peer universe for the past 1-year period and above the median for the past 3-year period. The Board also noted that the performance of Class I2 of the Fund was above its benchmark for the past 1-year period. The Board noted that the Fund’s performance for the 3-year period included the management of the Fund’s previous sub-adviser in accordance with different investment strategies. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Fund.

Transamerica Core Bond. The Board noted that the performance of Class I2 of the Fund was above the median for its peer universe for the past 1-year period and in line with the median for the past 2-year period. The Board also noted that the performance of Class I2 of the Fund was below its benchmark for the past 1- and 2-year periods.

Transamerica Developing Markets Equity. The Board noted that the performance of Class I2 of the Fund was above the median for its peer universe for the past 1-, 3- and 5-year periods. The Board also noted that the performance of Class I2 of the Fund was below its benchmark for the past 1-year period and above its benchmark for the past 3- and 5-year periods.

Transamerica Developing Markets Debt. The Board noted that the performance of Class I2 of the Fund was above the median for its peer universe for the past 1-year period, in line with the median for the past 3-year period and below the median for the past 5-year period. The Board also noted that the performance of Class I2 of the Fund was below its benchmark for the past 1-, 3- and 5-year periods. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Fund.

Transamerica Emerging Markets. The Board noted that the performance of Class I2 of the Fund was below the median for its peer universe for the past 1- and 3-year periods. The Board also noted that the performance of Class I2 of the Fund was below its benchmark for the past 1- and 3-year periods. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Fund. The Trustees also noted that the performance of the Fund had improved during 2012.

Transamerica Global Allocation. The Board noted that the performance of Class I2 of the Fund was in line with the median for its peer universe for the past 1-year period, below the median for the past 3-year period and above the median for the past 5-year period. The Board also noted that the performance of Class I2 of the Fund was above its primary benchmark for the past 1- and 5-year periods and below its primary benchmark for the past 3-year period.

Transamerica Global Macro. The Board noted that the performance of Class I2 of the Fund was below the median for its peer universe for the past 1-year period and in line with the median for the past 3-year period. The Board also noted that the performance of Class I2 of the Fund was below its benchmark for the past 1-year period and above its benchmark for the past 3-year period. The Board noted that the Fund’s performance for the 3-year period included the management of the Fund’s previous sub-adviser in accordance with different investment strategies. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Fund.

Transamerica Global Real Estate Securities. The Board noted that the performance of Class I2 of the Fund was above the median for its peer universe for the past 1- and 5-year periods and below the median for the past 3-year period. The Board also noted that the performance of Class I2 of the Fund was below its benchmark for the past 1- and 3-year periods and above its benchmark for the past 5-year period.

Transamerica Growth. The Board noted that the performance of Class I2 of the Fund was above the median for its peer universe for the past 1-, 3- and 5-year periods. The Board also noted that the performance of Class I2 of the Fund was below its benchmark for the past 1-, 3- and 5-year periods.

Transamerica International. The Board noted that the performance of Class I2 of the Fund was above the median for its peer universe for the past 1-year period, in line with the median for the past 3-year period and below the median for the past 5-year period. The Board also noted that the performance of Class I2 of the Fund was below its benchmark for the past 1- and 5-year periods and above its benchmark for the past 3-year period.

Transamerica International Equity Opportunities. The Board noted that the performance of Class I2 of the Fund was above the median for its peer universe for the past 1-year period and in line with the median for the past 3-year period. The Board also noted that the performance of Class I2 of the Fund was above its benchmark for the past 1- and 3-year periods.

Transamerica International Small Cap. The Board noted that the performance of Class I2 of the Fund was in line with the median for its peer universe for the past 1- and 3-year periods. The Board also noted that the performance of Class I2 of the Fund was below its benchmark for the past 1-year period and above its benchmark for the past 3-year period.

Transamerica Funds		Annual Report 2012

TRANSAMERICA FUNDS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS—CONTRACT RENEWAL (continued)

(unaudited)

Investment Performance (continued)

Transamerica International Value. The Board noted that the performance of Class I2 of the Fund was below the median for its peer universe for the past 1-, 3- and 5-year periods. The Board also noted that the performance of Class I2 of the Fund was below its benchmark for the past 1-, 3- and 5-year periods. The Board noted that the Fund’s performance for longer periods included the management of the Fund’s previous sub-adviser in accordance with different investment strategies. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Fund. The Trustees also noted that the performance of the Fund had improved during 2012.

Transamerica International Value Opportunities. The Board noted that the performance of Class I2 of the Fund was in line with the median for its peer universe for the past 1-year period and above the median for the past 3-year period. The Board also noted that the performance of Class I2 of the Fund was below its benchmark for the past 1- and 3-year periods.

Transamerica Large Company. The Board noted that the performance of Class I2 of the Fund was above the median for its peer universe for the past 1-year period and below the median for the past 3- and 5-year periods. The Board also noted that the performance of Class I2 of the Fund was above its benchmark for the past 1-year period and below its benchmark for the past 3- and 5-year periods. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Fund.

Transamerica Long/Short Strategy. The Board noted that the performance of Class I2 of the Fund was below the median for its peer universe for the past 1- and 3-year periods. The Board also noted that the performance of Class I2 of the Fund was below its primary benchmark for the past 1- and 3-year periods. The Board noted that the Fund’s performance included the management of the Fund’s previous sub-adviser in accordance with different investment strategies. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Fund. The Trustees also noted that the performance of the Fund had improved during 2012.

Transamerica Managed Futures Strategy. The Board noted that the performance of Class I2 of the Fund was below the median for its peer universe for the past
1-year period. The Board also noted that the performance of Class I2 of the Fund was below its benchmark for the past 1-year period. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Fund.

Transamerica Mid Cap Value. The Board noted that the performance of Class I2 of the Fund was above the median for its peer universe for the past 1- and 5-year periods and in line with the median for the past 3-year period. The Board also noted that the performance of Class I2 of the Fund was above its benchmark for the past 1- and 5-year periods and below its benchmark for the past 3-year period.

Transamerica Real Return TIPS. The Board noted that the performance of Class I2 of the Fund was below the median for its peer universe for the past 1-year period and above the median for the past 3- and 5-year periods. The Board also noted that the performance of Class I2 of the Fund was below its benchmark for the past 1-year period and above its benchmark for the past 3- and 5-year periods.

Transamerica Small Company Growth. The Board noted that the performance of Class I2 of the Fund was below the median for its peer universe for the past 1- and 5-year periods and in line with the median for the past 3-year period. The Board also noted that the performance of Class I2 of the Fund was below its benchmark for the past 1-, 3- and 5-year periods.

Transamerica Total Return. The Board noted that the performance of Class I2 of the Fund was in line with the median for its peer universe for the past 1-year period and above the median for the past
3- and 5-year periods. The Board also noted that the performance of Class I2 of the Fund was below its benchmark for the past 1-year period and above its benchmark for the past 3- and 5-year periods.

Transamerica Value. The Board noted that the performance of Class I2 of the Fund was below the median for its peer universe for the past 1- and 3-year periods. The Board also noted that the performance of Class I2 of the Fund was below its primary benchmark for the past 1- and 3-year periods. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Fund.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and the Sub-Advisers, the Board concluded that TAM and each Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the applicable Fund’s investment objectives, policies and strategies and competitive with other investment companies.

Transamerica Funds		Annual Report 2012

TRANSAMERICA FUNDS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS—CONTRACT RENEWAL (continued)

(unaudited)

Management and Sub-Advisory Fees and Total Expense Ratios

The Board considered the management fee and total expense ratio of each Fund, including information provided by Lipper comparing the management fee and total expense ratio of each Fund to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Advisers for sub-advisory services as well as the portion of a Fund’s management fee retained by TAM following payment of the sub-advisory fee.

Transamerica Arbitrage Strategy. The Board noted that the Fund’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I2 of the Fund were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Bond. The Board noted that the Fund’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I2 of the Fund were in line with the median for its peer group and below the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Commodity Strategy. The Board noted that the Fund’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I2 of the Fund were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Core Bond. The Board noted that the Fund’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I2 of the Fund were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders. In addition, the Board noted a proposal to amend the current sub-advisory fee structure for the Fund in order to aggregate the Fund’s assets with the assets of Transamerica JPMorgan Core Bond VP, a series of Transamerica Series Trust, for purposes of calculating the sub-advisory fee to be paid by TAM to the Sub-Adviser.

Transamerica Developing Markets Equity. The Board noted that the Fund’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I2 of the Fund were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Developing Markets Debt. The Board noted that the Fund’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I2 of the Fund were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders. The Board further noted that TAM and the Sub-Adviser proposed to reduce the initial breakpoint in the Funds’ management and sub-advisory fee schedules from $250 million to $200 million, which would result in a reduced management fee rate payable by the Fund at certain asset levels.

Transamerica Emerging Markets. The Board noted that the Fund’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I2 of the Fund were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Global Allocation. The Board noted that the Fund’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I2 of the Fund were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Global Macro. The Board noted that the Fund’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I2 of the Fund were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Global Real Estate Securities. The Board noted that the Fund’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I2 of the Fund were below the medians for its peer group and its peer universe.

Transamerica Funds		Annual Report 2012

TRANSAMERICA FUNDS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS—CONTRACT RENEWAL (continued)

(unaudited)

Management and Sub-Advisory Fees and Total Expense Ratios (continued)

Transamerica Growth. The Board noted that the Fund’s contractual management fee was in line with the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I2 of the Fund were below the medians for its peer group and peer universe.

Transamerica International. The Board noted that the Fund’s contractual management fee was below the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I2 of the Fund were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica International Equity Opportunities. The Board noted that the Fund’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I2 of the Fund were below the medians for its peer group and peer universe.

Transamerica International Small Cap. The Board noted that the Fund’s contractual management fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I2 of the Fund were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica International Value. The Board noted that the Fund’s contractual management fee was above the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I2 of the Fund were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica International Value Opportunities. The Board noted that the Fund’s contractual management fee was below the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I2 of the Fund were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Large Company Value. The Board noted that the Fund’s contractual management fee was above the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I2 of the Fund were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Long/Short Strategy. The Board noted that the Fund’s contractual management fee was below the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I2 of the Fund were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Managed Futures Strategy. The Board noted that the Fund’s contractual management fee was below the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I2 of the Fund were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Mid Cap Value. The Board noted that the Fund’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I2 of the Fund were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Real Return TIPS. The Board noted that the Fund’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I2 of the Fund were above the medians for its peer group and peer universe.

Transamerica Small Company Growth. The Board noted that the Fund’s contractual management fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I2 of the Fund were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Funds		Annual Report 2012

TRANSAMERICA FUNDS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS—CONTRACT RENEWAL (continued)

(unaudited)

Management and Sub-Advisory Fees and Total Expense Ratios (continued)

Transamerica Total Return. The Board noted that the Fund’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I2 of the Fund were above the medians for its peer group and peer universe.

Transamerica Value. The Board noted that the Fund’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class I2 of the Fund were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Advisers under the Investment Advisory Agreements and Sub-Advisory Agreements are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and/or procuring fund management services, as applicable, as well as the costs of the provision of administration, transfer agency and other services, to each Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for each Fund and Transamerica Funds as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Advisers, the Board noted that the sub-advisory fees are the product of arm’s-length negotiation between TAM and the applicable Sub-Adviser and are paid by TAM and not the applicable Fund. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to each Fund.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Funds was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of each Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica funds overall and the extent to which the Funds benefited from these economies of scale. The Board considered each Fund’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Funds through investments in capabilities and services. The Trustees concluded that each Fund’s fee structure reflected economies of scale to date but noted that they will have the opportunity to periodically reexamine whether each Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Advisers, in the future.

Benefits to TAM, its Affiliates, or the Sub-Advisers from their Relationships with the Funds

The Board considered any other benefits derived by TAM, its affiliates, and the Sub-Advisers from their relationships with the Funds. The Board noted that TAM does not realize soft dollar benefits from its relationships with the Funds and that TAM believes that any use of soft dollars by the Sub-Advisers is generally appropriate and in the best interests of the Funds. The Board also noted that certain Sub-Advisers are participating in a brokerage program pursuant to which a portion of brokerage commissions paid by each applicable Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to a Fund’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage each Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Funds.

Transamerica Funds		Annual Report 2012

TRANSAMERICA FUNDS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS—CONTRACT RENEWAL (continued)

(unaudited)

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the renewal of each Investment Advisory Agreement and Sub-Advisory Agreement is in the best interests of the applicable Fund and its shareholders and voted to approve the renewal of each Investment Advisory Agreement and Sub-Advisory Agreement.

Transamerica Funds		Annual Report 2012

SUPPLEMENTAL INFORMATION (unaudited)

TAX INFORMATION

For Dividends paid during the year ended October 31, 2012, the Funds designated the following maximum amounts of qualified dividend income:

Fund	Qualified Dividend Income (000’s)
Transamerica Arbitrage Strategy	$510
Transamerica Bond	1,956
Transamerica Core Bond	—
Transamerica Developing Markets Equity	2,678
Transamerica Global Real Estate Securities	—
Transamerica Growth	276
Transamerica International	5,957
Transamerica International Equity Opportunities	8,458
Transamerica International Small Cap	7,002
Transamerica International Value Opportunities	8,733
Transamerica Large Company	6,909
Transamerica Mid Cap Value	1,745
Transamerica Real Return Tips	—
Transamerica Select Equity	11,625
Transamerica Total Return	—
Transamerica Value	678
Transamerica Commodity Strategy	—
Transamerica Global Allocation	6,050
Transamerica Managed Future Strategy	—

For corporate shareholders, investment income (dividend income plus short-term gains, if any) qualifies for the maximum dividends received deductions as follows:

Fund	Dividend Received Deduction Percentage
Transamerica Arbitrage Strategy	6%
Transamerica Bond	5
Transamerica Core Bond	—
Transamerica Developing Markets Equity	—
Transamerica Global Real Estate Securities	—
Transamerica Growth	100
Transamerica International	—
Transamerica International Equity Opportunities	—
Transamerica International Small Cap	—
Transamerica International Value Opportunities	—
Transamerica Large Company	100
Transamerica Mid Cap Value	100
Transamerica Real Return Tips	—
Transamerica Select Equity	44
Transamerica Total Return	—
Transamerica Value	5
Transamerica Commodity Strategy	—
Transamerica Global Allocation	36
Transamerica Managed Future Strategy	—

The amounts which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

Fund	Foreign Source Income (000’s)	Foreign Taxes (000’s)
Transamerica Developing Markets Equity	$8,065	$531
Transamerica International	10,440	838
Transamerica International Equity Opportunities	8,707	669
Transamerica International Small Cap	7,736	407

The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2012. Complete information will be computed and reported in conjunction with your 2012 Form 1099-DIV.

Transamerica Funds		Annual Report 2012

TRANSAMERICA FUNDS

SUPPLEMENTAL SHAREHOLDER INFORMATION (unaudited)

At a meeting held on August 2, 2012, the Board of Trustees of the funds approved certain initiatives that are intended to move the fund complex to a more modern and efficient operating platform. The Board authorized seeking shareholder approval for these measures where required. A proxy statement asking fund shareholders to elect Trustees, approve a new investment advisory agreement between Transamerica Asset Management, Inc. and their funds, and approve changes to their fund’s fundamental investment policies was mailed in September 2012. If shareholder approval is obtained, these initiatives are expected to be implemented during the fourth quarter of 2012 or the first quarter of 2013. Shareholders of certain funds have already approved these proposals.

Transamerica Funds		Annual Report 2012

TRANSAMERICA FUNDS

Management of the Funds

(unaudited)

Interested Board Member means a board member who may be deemed an “interested person” (as that term is defined in the 1940 Act) of the Trust because of his current or former service with TAM or an affiliate of TAM. Interested Board Members may also be referred to herein as “Interested Trustees.” Independent Board Member means a Board Member who is not an “interested person” (as defined under the 1940 Act) of the Trust and may also be referred to herein as an “Independent Trustee.”

The Board governs each fund and is responsible for protecting the interests of the shareholders. The Board Members are experienced executives who meet periodically throughout the year to oversee the business affairs of each fund and the operation of each fund by its officers. The Board also reviews the management of each fund’s assets by the investment adviser and its respective sub-adviser.

The funds are among the funds advised and sponsored by TAM (collectively, “Transamerica Asset Management Group”). Transamerica Asset Management Group (“TAMG”) consists of Transamerica Funds, Transamerica Series Trust (“TST”), Transamerica Income Shares, Inc. (“TIS”), Transamerica Partners Funds Group (“TPFG”), Transamerica Partners Funds Group II (“TPFG II”), Transamerica Partners Portfolios (“TPP”) and Transamerica Asset Allocation Variable Funds (“TAAVF”) and consists of 161 funds as of the mailing of this annual report.

The mailing address of each Board Member is c/o Secretary, 570 Carillon Parkway, St. Petersburg, Florida 33716.

The Board Members, their year of birth, their positions with the Trust, and their principal occupations for the past five years (their titles may have varied during that period), the number of funds in TAMG the Board oversees, and other board memberships they hold are set forth in the table below.

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships During the Past Five Years
INTERESTED BOARD MEMBER

Thomas A. Swank (1960)	Board Member	Since 2012	President and Chief Executive Officer, Transamerica Individual Savings & Retirement (2010 – present);	101	N/A

			President and Chief Executive Officer, Transamerica Capital Management (2009 – present);

			Board Member (November 2012 – present), President and Chief Executive Officer, Transamerica Funds, TST, TIS, (May 2012 – present);

			President and Chief Executive Officer, TPP, TPFG, TPFG II and TAAVF (May 2012 – present);

			Director, Chairman of the Board, Chief Executive Officer and President, Transamerica Asset Management, Inc. (“TAM”) (May 2012 – present);

			Director, Chairman of the Board, Chief Executive Officer and President, Transamerica Fund Services, Inc. (“TFS”) (May 2012 – present);

Transamerica Funds		Annual Report 2012

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships During the Past Five Years
INTERESTED BOARD MEMBER—continued

Thomas A. Swank (continued)			Director and Trust Officer, Massachusetts Fidelity Trust Company (May 2012 – present); Supervisory Board Member, AEGON Sony Life Insurance Co., LTD. (2011 – present);

Division President, Monumental Life Insurance Company (2011 – present);

Division President, Western Reserve Life Assurance Co. of Ohio (2011 – present);

Vice President, Money Services, Inc. (2011 –present);

Director, AEGON Financial Services Group, Inc. (2010 – present);

Director, AFSG Securities Corporation (2010 – present); Director and President, Transamerica Advisors Life Insurance Company (2010 – present);

Director, Chairman of the Board and President, Transamerica Advisors Life Insurance Company of New York (2010 – present);

Director and President, Transamerica Resources, Inc. (2010 – present);

Executive Vice President, Transamerica Life Insurance Company (2010 – present);

Executive Vice President, Transamerica Financial Life Insurance Company (2009 – present);

Director, Transamerica Capital, Inc. (2009 – present); and

President and Chief Operating Officer

(2007 – 2009), Senior Vice President, Chief Marketing Officer (2006 – 2007), Senior Vice President, Chief Financial Officer (2003 – 2006), Senior Vice President, Chief Risk Officer

(2000 – 2003), Senior Vice President, Chief Investment Officer (1997 – 2000) and High Yield Portfolio Manager (1992 – 1997), Security Benefit Corporation

Transamerica Funds		Annual Report 2012

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships During the Past Five Years
INTERESTED BOARD MEMBER—continued

Alan F. Warrick (1948)	Board Member	Since 2012	Board Member, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (January 2012 – present);	161	N/A

			Consultant, AEGON USA (2010 – present); Senior Advisor, Lovell Minnick Equity Partners (2010 – present);

			Retired (2010 – present); and Managing Director for Strategic Business Development, AEGON USA (1994 – 2010).

INDEPENDENT BOARD MEMBERS

Sandra N. Bane (1952)	Board Member	Since 2008	Retired (1999 – present); Board Member, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (2008 – present); Board Member, TII (2003 – 2010); and	161	Big 5 Sporting Goods (2002 – present); AGL Resources, Inc. (energy services holding company) (2008 – present)

			Partner, KPMG (1975 – 1999).

Leo J. Hill (1956)	Lead Independent Board Member	Since 2002	Principal, Advisor Network Solutions, LLC (business consulting) (2006 – present);	161	N/A

			Board Member, TST (2001 – present);

			Board Member, Transamerica Funds and TIS (2002 – present);

			Board Member, TPP, TPFG, TPFG II and TAAVF (2007 – present);

			Board Member, TII (2008 – 2010);

			President, L. J. Hill & Company (a holding company for privately-held assets) (1999 – present);

			Market President, Nations Bank of Sun Coast Florida (1998 – 1999);

			Chairman, President and Chief Executive Officer, Barnett Banks of Treasure Coast Florida (1994 – 1998);

Transamerica Funds		Annual Report 2012

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships During the Past Five Years
INDEPENDENT BOARD MEMBERS—continued

Leo J. Hill (continued)			Executive Vice President and Senior Credit Officer, Barnett Banks of Jacksonville, Florida (1991 – 1994); and

			Senior Vice President and Senior Loan Administration Officer, Wachovia Bank of Georgia (1976 – 1991).

David W. Jennings (1946)	Board Member	Since 2009	Board Member, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (2009 – present); Board Member, TII (2009 – 2010); Managing Director, Hilton Capital (2010 – present); Principal, Maxam Capital Management, LLC (2006 – 2008); and Principal, Cobble Creek Management LP (2004 – 2006).	161	N/A

Russell A. Kimball, Jr. (1944)	Board Member	1986 – 1990 and Since 2002	General Manager, Sheraton Sand Key Resort (1975 – present); Board Member, TST (1986 – present); Board Member, Transamerica Funds, (1986 – 1990), (2002 – present); Board Member, TIS (2002 – present); Board Member, TPP, TPFG, TPFG II and TAAVF (2007 – present); and Board Member, TII (2008 – 2010).	161	N/A

Eugene M. Mannella (1954)	Board Member	Since 2007	Chief Executive Officer, HedgeServ Corporation (hedge fund administration) (2008 – present);	161	N/A

			Self-employed consultant (2006 – present); Managing Member and Chief Compliance Officer, HedgeServ Investment Services, LLC (limited purpose broker-dealer) (2011 – present);

Transamerica Funds		Annual Report 2012

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships During the Past Five Years
INDEPENDENT BOARD MEMBERS—continued

Eugene M. Mannella (continued)			President, ARAPAHO Partners LLC (limited purpose broker-dealer) (1998 – 2008);

			Board Member, TPP, TPFG, TPFG II and TAAVF (1993 – present);

			Board Member, Transamerica Funds, TST and TIS (2007 – present);

			Board Member, TII (2008 – 2010); and

			President, International Fund Services (alternative asset administration) (1993 – 2005).

Norman R. Nielsen, Ph.D. (1939)	Board Member	Since 2006	Retired (2005 – present); Board Member, Transamerica Funds, TST and TIS (2006 – present);	161	Buena Vista University Board of Trustees (2004 – present)

			Board Member, TPP, TPFG, TPFG II and TAAVF (2007 – present);

			Board Member, TII (2008 – 2010);

			Director, Aspire Resources Inc. (formerly, Iowa Student Loan Service Corporation) (2006 – present);

			Director, League for Innovation in the Community Colleges (1985 – 2005);

			Director, Iowa Health Systems (1994 – 2003);

			Director, U.S. Bank (1985 – 2006); and

			President, Kirkwood Community College (1985 – 2005).

Joyce G. Norden (1939)	Board Member	Since 2007	Retired (2004 – present); Board Member, TPFG, TPFG II and TAAVF (1993 – present); Board Member, TPP (2002 – present); Board Member, Transamerica Funds, TST and TIS (2007 – present);	161	Board of Governors, Reconstructionist Rabbinical College (2007 – present)

Transamerica Funds		Annual Report 2012

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships During the Past Five Years
INDEPENDENT BOARD MEMBERS—continued

Joyce G. Norden (continued)			Board Member, TII (2008 – 2010); and
Vice President, Institutional Advancement, Reconstructionist Rabbinical College (1996 – 2004).

Patricia L. Sawyer (1950)	Board Member	Since 2007	Retired (2007 – present); President/Founder, Smith & Sawyer LLC (management consulting) (1989 – 2007);	161	Honorary Trustee, Bryant University (1996 – present)

Board Member, Transamerica Funds, TST and TIS (2007 – present);

Board Member, TII (2008 – 2010);

Board Member, TPP, TPFG, TPFG II and TAAVF (1993 – present);

Trustee, Chair of Finance Committee and Chair of Nominating Committee (1987 – 1996), Bryant University;

Vice President, American Express (1987 – 1989);

Vice President, The Equitable (1986 – 1987); and

Strategy Consultant, Booz, Allen & Hamilton (1982 – 1986).

John W. Waechter (1952)	Board Member	Since 2005	Attorney, Englander and Fischer, LLP (2008 – present); Retired (2004 – 2008);

Board Member, TST and TIS (2004 – present);

Board Member, Transamerica Funds (2005 – present);

Board Member, TPP, TPFG, TPFG II and TAAVF (2007 – present);

Board Member, TII (2008 – 2010);

Employee, RBC Dain Rauscher (securities dealer) (2004);

Transamerica Funds		Annual Report 2012

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships During the Past Five Years
INDEPENDENT BOARD MEMBERS—continued

John W. Waechter (continued)	Board Member	Since 2005	Executive Vice President, Chief Financial Officer and Chief Compliance Officer, William R. Hough & Co. (securities dealer) (1979 – 2004); and Treasurer, The Hough Group of Funds (1993 – 2004).	161	Operation PAR, Inc. (2008 – present); West Central Florida Council – Boy Scouts of America (2008 – present)

*	Each Board Member shall hold office until: 1) his or her successor is elected and qualified or 2) he or she resigns, retires or his or her term as a Board Member is terminated in accordance with the Trust’s Declaration of Trust.

Transamerica Funds		Annual Report 2012

OFFICERS

The mailing address of each officer is c/o Secretary, 570 Carillon Parkway, St. Petersburg, Florida 33716. The following table shows information about the officers, including their year of birth, their positions held with the Trust and their principal occupations during the past five years (their titles may have varied during that period). Each officer will hold office until his or her successor has been duly elected or appointed or until his or her earlier death, resignation or removal.

Name and Year of Birth	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past Five Years
Thomas A. Swank (1960)	Board Member, President and Chief Executive Officer	Since 2012	See table above.

Timothy S. Galbraith (1964)	Vice President and Chief Investment Officer, Alternative Investments	Since 2012	Vice President and Chief Investment Officer, Alternative Investments, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (April 2012 – present);

Senior Vice President and Chief Investment Officer, Alternative Investments (March 2012 – present), TAM;

Head of Alternative Investment Strategies, Morningstar Associates, LLC (2009 – March 2012); and

Managing Director, Bear Stearns Asset Management (2001 – 2009).

Dennis P. Gallagher (1970)	Vice President, General Counsel and Secretary	Since 2006	Vice President, General Counsel and Secretary, Transamerica Funds, TST and TIS (2006 – present);

Vice President, General Counsel and Secretary, TPP, TPFG, TPFG II and TAAVF (2007 – present);

Vice President, General Counsel and Secretary, TII, (2006 – 2010);

Director, Senior Vice President, General Counsel, Operations and Secretary, TAM (2006 – present);

Director, Senior Vice President, General Counsel, Chief Administrative Officer and Secretary, TFS (2006 – present);

Assistant Vice President, TCI (2007 – present);

Director, Deutsche Asset Management (1998 – 2006); and

Corporate Associate, Ropes & Gray LLP (1995 – 1998).

Todd R. Porter (1961)	Vice President and Chief Investment Officer, Asset Allocation	Since 2012

Vice President and Chief Investment Officer, Asset Allocation, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (April 2012 – present); Senior Vice President and Chief Investment Officer, Asset Allocation

(April 2012 – present), TAM;

Chief Investment Officer, Fund Architects, LLC (2007 – 2012); and

Chief Investment Strategist, Morningstar
Associates, LLC (1999 – 2006).

Transamerica Funds		Annual Report 2012

Name and Year of Birth	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past Five Years
Christopher A. Staples (1970)	Vice President and Chief Investment Officer, Advisory Services	Since 2005	Vice President and Chief Investment Officer, Advisory Services (2007 – present), Senior Vice President – Investment Management (2006 – 2007), Vice President – Investment Management (2005 – 2006), Transamerica Funds, TST and TIS;

Vice President and Chief Investment Officer, Advisory Services, TPP, TPFG, TPFG II and TAAVF (2007 – present);

Vice President and Chief Investment Officer (2007 – 2010); Vice President – Investment Administration (2005 – 2007), TII;

Director (2005 – present), Senior Vice President (2006 –present) and Chief Investment Officer, Advisory Services (2007 – present), TAM;

Director, TFS (2005 – present); and Assistant Vice President, Raymond James & Associates (1999 – 2004).

Elizabeth Strouse (1974)	Vice President, Treasurer and Principal Financial Officer	Since 2010	Vice President, Treasurer and Principal Financial Officer (2011 – present), Assistant Treasurer (2010 – 2011), Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF;

Vice President, TAM and TFS (2009 – present);

Director, Fund Administration, TIAA-CREF (2007 – 2009); and

Manager (2006 – 2007) and Senior (2003 – 2006) Accounting and Assurance, PricewaterhouseCoopers, LLC.

Robert S. Lamont, Jr. (1973)	Vice President, Chief Compliance Officer and Conflicts of Interest Officer	Since 2010	Vice President, Chief Compliance Officer and Conflicts of Interest Officer, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (2010 – present);

Vice President and Senior Counsel, TAM and TFS (2007 – present);

Senior Counsel, United States Securities and Exchange Commission (2004 – 2007); and

Associate, Dechert, LLP (1999 – 2004).

Bradley O. Ackerman (1966)	Deputy Chief Compliance Officer and Anti-Money Laundering Officer	Since 2007	Deputy Chief Compliance Officer, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (January 2012 – present);

Anti-Money Laundering Officer, TPP, TPFG, TPFG II and TAAVF (2009 – present);

Anti-Money Laundering Officer, Transamerica Funds, TST and TIS (2007 – present);

Senior Compliance Officer, TAM (2007 – present); and

Director, Institutional Services, Rydex Investments (2002 – 2007).

Transamerica Funds		Annual Report 2012

Name and Year of Birth	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past Five Years
Sarah L. Bertrand (1967)	Assistant Secretary	Since 2009	Assistant Secretary, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (2009 – present);

Assistant Secretary, TII (2009 – 2010);

Assistant Vice President and Director, Legal Administration, TAM and TFS (2007 – present);

Assistant Secretary and Chief Compliance Officer, 40|86 Series Trust and 40|86 Strategic Income Fund (2000 – 2007); and

Second Vice President and Assistant Secretary, Legal and Compliance, 40|86 Capital Management, Inc. (1994 – 2007).

Timothy J. Bresnahan (1968)	Assistant Secretary	Since 2009	Assistant Secretary, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (2009 – present);

Assistant Secretary, TII (2009 – 2010); Vice President and Senior Counsel, TAM (2008 – present);

Counsel (contract), Massachusetts Financial Services, Inc. (2007);

Assistant Counsel, BISYS Fund Services Ohio, Inc. (2005 – 2007); and

Associate, Greenberg Traurig, P.A. (2004 – 2005).

Margaret A. Cullem-Fiore (1957)	Assistant Secretary	Since 2010	Assistant Secretary, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (2010 – present);

Assistant Vice President, TCI (2009 – present);

Vice President and Assistant General Counsel, TAM and TFS (2006 – present);

Vice President and Senior Counsel, Transamerica Financial Advisors, Inc. (2004 – 2007); and

Vice President and Senior Counsel, Western Reserve Life Assurance Co. of Ohio (2006).

*	Elected and serves at the pleasure of the Board of the Trust.

If an officer has held offices for different funds for different periods of time, the earliest applicable date is shown. No officer of the Trust, except for the Chief Compliance Officer, receives any compensation from the Trust.

Additional information about the Funds’ Board Members can be found in the Statement of Additional Information, available, without charge, upon request, by calling toll free 1-800-233-4339 or on the Trust’s website at www.transamericainvestments.com.

Transamerica Funds		Annual Report 2012

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-888-233-4339; and (2) on the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q, which is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You may also visit the Trust’s website at www.transamericainvestments.com for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we send shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. Transamerica Funds will only send one piece per mailing address, a method that saves your Funds’ money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday–Friday. Your request will take effect within 30 days.

Transamerica Funds		Annual Report 2012

NOTICE OF PRIVACY POLICY

(unaudited)

Protecting your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the

Transamerica Funds		Annual Report 2012

Customer Service 1-888-233-4339

P.O. Box 9012 • Clearwater, FL 33758-9012

Distributor: Transamerica Capital, Inc.

Item 2:	Code of Ethics.

(a)	Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other officers who serve a similar function.

(b)	Registrant’s code of ethics is reasonably designed as described in this Form N-CSR.

(c)	During the period covered by the report, the code of ethics was revised to reflect the appointment of a new Chief Executive Officer and a new Principal Financial Officer.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(e)	Not Applicable

(f)	Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Experts.

Registrant’s Board of Trustees has determined that Sandra N. Bane, John W. Waechter and Eugene M. Mannella are “audit committee financial experts,” as such term is defined in Item 3 of Form N-CSR. Ms. Bane, Mr. Waechter and Mr. Mannella are “independent” under the standards set forth in Item 3 of Form N-CSR. The designation of Ms. Bane, Mr. Waechter and Mr. Mannella as “audit committee financial experts” pursuant to Item 3 of Form N-CSR does not (i) impose upon them any duties, obligations, or liabilities that are greater than the duties, obligations and liabilities imposed upon them as a member of the Registrant’s audit committee or Board of Trustees in the absence of such designation; or (ii) affect the duties, obligations or liabilities of any other member of the Registrant’s audit committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

(in thousands)		Fiscal Year Ended 10/31
		2012	2011
(a)	Audit Fees	473	483
(b)	Audit-related Fees (1)	—	—
(c)	Tax Fees (2)	355	330
(d)	All Other Fees	10	3
(e) (1)	Pre-approval policy (3)
(e) (2)	% of above that were pre-approved	0%	0%
(f)	If greater than 50%, disclose hours	N/A	N/A
(g)	Non-audit fees rendered to Adviser (or affiliate that provided services to Registrant)	N/A	N/A
(h)

Disclose whether the Audit Committee has considered whether

the provisions of non-audit services rendered to the Adviser that were NOT pre-approved is compatible with maintaining the auditor’s independence.

		Yes	Yes

(1)

Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Registrant, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(2)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.
(3)

The Audit Committee may delegate any portion of its authority, including the authority to grant pre-approvals of audit and permitted non-audit services, to one or more members or a subcommittee. Any decision of the subcommittee to grant pre-approvals shall be presented to the full Audit Committee at its next regularly scheduled meeting.

Item 5: Audit Committee of Listed Registrants.

The following individuals comprise the standing Audit Committee: Sandra N. Bane, Leo J. Hill, David W. Jennings, Russell A. Kimball, Jr., Eugene M. Mannella, Norman R. Nielsen, Joyce G. Norden, Patricia L. Sawyer and John W. Waechter.

Item 6: Schedule of Investments.

The schedules of investments and consolidated schedules of investments are included in the annual report to shareholders filed under Item 1 of this Form N-CSR.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11: Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

4

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a) (1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2) Separate	certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule
30a-2(a) under the 1940 Act, are attached.

(3) Not	applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference

5

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds
(Registrant)

By:	/s/ Thomas A. Swank
Thomas A. Swank
Chief Executive Officer
Date: December 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Swank
Thomas A. Swank
Chief Executive Officer
Date: December 28, 2012

By:	/s/ Elizabeth Strouse
Elizabeth Strouse
Principal Financial Officer
Date: December 28, 2012

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

12(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers

12(a)(2)(i)	Section 302 N-CSR Certification of Principal Executive Officer

12(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer

12(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer